UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-04878

SEI Institutional Managed Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-610-676-1000

Date of fiscal year end: September 30, 2025

Date of reporting period: September 30, 2025

Item 1.	Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR § 270.30e-1), is attached hereto.

Annual Shareholder Report: September 30, 2025

Large Cap Fund

SEI Institutional Managed Trust/Class F Shares - SLGAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Large Cap Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Fund, Class F Shares	$97	0.90%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Large Cap Fund, Class F Shares - $322,740
S&P 500 Index (USD) (TR)* - $415,297
Russell 1000 Index (USD) (TR)* - $405,859
$500,000
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Large Cap Fund, Class F Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 1000 Index (USD) (TR)Footnote Reference*
Sep/15	$100,000	$100,000	$100,000
Sep/16	$110,149	$115,430	$114,932
Sep/17	$129,841	$136,911	$136,238
Sep/18	$151,658	$161,433	$160,441
Sep/19	$153,438	$168,300	$166,654
Sep/20	$165,203	$193,796	$193,341
Sep/21	$214,657	$251,944	$253,206
Sep/22	$177,628	$212,963	$209,616
Sep/23	$209,936	$259,000	$254,042
Sep/24	$277,802	$353,150	$344,683
Sep/25	$322,740	$415,297	$405,859
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, the Russell 1000 Index, for the 12-month period ending September 30, 2025.

The Fund recorded a positive return for the period but lagged the sharp gain of the Russell 1000 Index as a result of its lower-beta (a measure of volatility relative to a benchmark) tilt, its tilt toward value stocks, and an underweight allocation to the growth stocks that led the market upturn. The Fund’s underweight to the information technology sector also weighed on performance.

Among the Fund’s sub-advisers, Fred Alger Management, LLC outperformed the benchmark primarily as a result of its growth exposure, its holdings within the information technology sector, and its higher-beta positioning. Mar Vista Investment Partners, LLC underperformed due to its emphasis of high-quality stocks and the absence of holdings in bank stocks (a sector that contributed positively to the benchmark’s return). The SEI quantitative investment management team’s factor-based quality strategy lagged the benchmark due to stock selection in the software industry and the lack of exposure to some cyclical industries such as banks and autos. Brandywine Global Investment Management, LLC’s underperformance was attributable to its value exposure, an underweight allocation to the information technology sector, and overweights to the consumer staples and healthcare sectors. The performance of LSV Asset Management lagged that of the benchmark due to its value orientation, underweight to the information technology sector, and weak stock selection in the consumer discretionary sector.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Large Cap Fund, Class F Shares	16.18%	14.33%	12.43%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 1000 Index (USD) (TR)Footnote Reference*	17.75%	15.99%	15.04%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,569,285	309	$5,592	42%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Cash Equivalent	0.6%
Real Estate	1.1%
Materials	1.7%
Energy	2.7%
Utilities	3.0%
Consumer Staples	6.1%
Industrials	9.4%
Consumer Discretionary	10.3%
Health Care	11.4%
Communication Services	12.1%
Financials	13.0%
Information Technology	28.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	4.6%
Microsoft Corp	4.5%
Apple Inc	3.9%
Meta Platforms Inc, Cl A	3.4%
Alphabet Inc, Cl A	2.3%
Amazon.com Inc, Cl A	2.2%
Alphabet Inc, Cl C	1.6%
Johnson & Johnson	1.6%
Citigroup Inc	1.6%
Visa Inc, Cl A	1.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

During the reporting period, Copeland Capital Management LLC was terminated as a Fund manager.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Large Cap Fund

SEI Institutional Managed Trust/Class F Shares - SLGAX

Annual Shareholder Report: September 30, 2025

SLGAX-AR-2025

Annual Shareholder Report: September 30, 2025

Large Cap Fund

SEI Institutional Managed Trust/Class Y Shares - SLYCX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Large Cap Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Fund, Class Y Shares	$70	0.65%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.64%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Large Cap Fund, Class Y Shares - $330,988
S&P 500 Index (USD) (TR)* - $415,297
Russell 1000 Index (USD) (TR)* - $405,859
$500,000
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Large Cap Fund, Class Y Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 1000 Index (USD) (TR)Footnote Reference*
Sep/15	$100,000	$100,000	$100,000
Sep/16	$110,499	$115,430	$114,932
Sep/17	$130,561	$136,911	$136,238
Sep/18	$152,862	$161,433	$160,441
Sep/19	$155,061	$168,300	$166,654
Sep/20	$167,253	$193,796	$193,341
Sep/21	$217,977	$251,944	$253,206
Sep/22	$180,740	$212,963	$209,616
Sep/23	$214,335	$259,000	$254,042
Sep/24	$284,237	$353,150	$344,683
Sep/25	$330,988	$415,297	$405,859
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, the Russell 1000 Index, for the 12-month period ending September 30, 2025.

The Fund recorded a positive return for the period but lagged the sharp gain of the Russell 1000 Index as a result of its lower-beta (a measure of volatility relative to a benchmark) tilt, its tilt toward value stocks, and an underweight allocation to the growth stocks that led the market upturn. The Fund’s underweight to the information technology sector also weighed on performance.

Among the Fund’s sub-advisers, Fred Alger Management, LLC outperformed the benchmark primarily as a result of its growth exposure, its holdings within the information technology sector, and its higher-beta positioning. Mar Vista Investment Partners, LLC underperformed due to its emphasis of high-quality stocks and the absence of holdings in bank stocks (a sector that contributed positively to the benchmark’s return). The SEI quantitative investment management team’s factor-based quality strategy lagged the benchmark due to stock selection in the software industry and the lack of exposure to some cyclical industries such as banks and autos. Brandywine Global Investment Management, LLC’s underperformance was attributable to its value exposure, an underweight allocation to the information technology sector, and overweights to the consumer staples and healthcare sectors. The performance of LSV Asset Management lagged that of the benchmark due to its value orientation, underweight to the information technology sector, and weak stock selection in the consumer discretionary sector.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Large Cap Fund, Class Y Shares	16.45%	14.63%	12.71%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 1000 Index (USD) (TR)Footnote Reference*	17.75%	15.99%	15.04%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,569,285	309	$5,592	42%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Cash Equivalent	0.6%
Real Estate	1.1%
Materials	1.7%
Energy	2.7%
Utilities	3.0%
Consumer Staples	6.1%
Industrials	9.4%
Consumer Discretionary	10.3%
Health Care	11.4%
Communication Services	12.1%
Financials	13.0%
Information Technology	28.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	4.6%
Microsoft Corp	4.5%
Apple Inc	3.9%
Meta Platforms Inc, Cl A	3.4%
Alphabet Inc, Cl A	2.3%
Amazon.com Inc, Cl A	2.2%
Alphabet Inc, Cl C	1.6%
Johnson & Johnson	1.6%
Citigroup Inc	1.6%
Visa Inc, Cl A	1.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

During the reporting period, Copeland Capital Management LLC was terminated as a Fund manager.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Large Cap Fund

SEI Institutional Managed Trust/Class Y Shares - SLYCX

Annual Shareholder Report: September 30, 2025

SLYCX-AR-2025

Annual Shareholder Report: September 30, 2025

Large Cap Value Fund

SEI Institutional Managed Trust/Class F Shares - TRMVX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Large Cap Value Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Value Fund, Class F Shares	$94	0.89%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Large Cap Value Fund, Class F Shares - $255,967
S&P 500 Index (USD) (TR)* - $415,297
Russell 1000 Value Index (USD) - $276,918
$500,000
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Large Cap Value Fund, Class F Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 1000 Value Index (USD)
Sep/15	$100,000	$100,000	$100,000
Sep/16	$110,155	$115,430	$116,195
Sep/17	$130,122	$136,911	$133,766
Sep/18	$145,135	$161,433	$146,408
Sep/19	$143,815	$168,300	$152,265
Sep/20	$129,496	$193,796	$144,614
Sep/21	$178,970	$251,944	$195,246
Sep/22	$160,536	$212,963	$173,060
Sep/23	$183,056	$259,000	$198,047
Sep/24	$228,991	$353,150	$253,028
Sep/25	$255,967	$415,297	$276,918
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

Class F Shares outperformed its benchmark, the Russell 1000 Value Index, for the 12-month period ending September 30, 2025.

The Fund’s value tilt was more significant than that of the benchmark Russell 1000 Value Index during the reporting period, contributing positively to relative performance as the cheaper stocks in the benchmark outperformed the more expensive stocks. The outperformance was also aided by favorable stock selection in the financials, healthcare, consumer discretionary, and utilities sectors, as well as an overweight allocation to the communication services sector and an overweight to the banking industry within the financials sector. Conversely, unfavorable stock selection in the communication services and materials sectors, along with an underweight to the industrials sector, had a negative impact on Fund performance.

Among the Fund’ sub-advisers, LSV Asset Management outperformed the Fund’s benchmark during the reporting period due to its strong value tilt and favorable stock selection in the healthcare, financials, and utilities sectors. Brandywine Global Investment Management, LLC outperformed due to its strong value tilt, an overweight to the communication services sector, and favorable stock selection in the healthcare, utilities, financials, and industrials sectors. Conversely, unfavorable stock selection in the materials sector detracted from performance. Cullen Capital Management, LLC’s outperformance was attributable to underweight positions in the healthcare and materials sectors, along with favorable stock selection in the industrials, information technology, healthcare, and financials sectors. Conversely, unfavorable stock selection in the communication services and materials sectors detracted from performance. SEI’s quantitative investment management team’s factor-based value strategy outperformed the Fund’s benchmark due to its strong value tilt and favorable stock selection in the consumer discretionary, healthcare, energy, and financials sectors. However, unfavorable stock selection in the communication services sector weighed on performance.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Large Cap Value Fund, Class F Shares	11.78%	14.60%	9.85%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 1000 Value Index (USD)	9.44%	13.88%	10.72%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,390,089	244	$4,350	28%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Cash Equivalent	1.0%
Real Estate	3.0%
Materials	3.3%
Utilities	4.2%
Energy	6.3%
Consumer Discretionary	7.1%
Consumer Staples	8.4%
Communication Services	8.6%
Information Technology	10.4%
Industrials	11.2%
Health Care	13.7%
Financials	22.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Citigroup Inc	3.2%
AT&T Inc	3.1%
Comcast Corp, Cl A	1.9%
Exxon Mobil Corp	1.8%
Kroger Co/The	1.8%
General Motors Co	1.6%
Bank of New York Mellon Corp/The	1.6%
Bank of America Corp	1.6%
Pfizer Inc	1.6%
Wells Fargo & Co	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Large Cap Value Fund

SEI Institutional Managed Trust/Class F Shares - TRMVX

Annual Shareholder Report: September 30, 2025

TRMVX-AR-2025

Annual Shareholder Report: September 30, 2025

Large Cap Value Fund

SEI Institutional Managed Trust/Class I Shares - SEUIX

Fund Overview

This annual shareholder report contains important information about Class I Shares of the Large Cap Value Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Value Fund, Class I Shares	$117	1.11%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Large Cap Value Fund, Class I Shares - $250,361
S&P 500 Index (USD) (TR)* - $415,297
Russell 1000 Value Index (USD) - $276,918
$500,000
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Large Cap Value Fund, Class I Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 1000 Value Index (USD)
Sep/15	$100,000	$100,000	$100,000
Sep/16	$109,931	$115,430	$116,195
Sep/17	$129,543	$136,911	$133,766
Sep/18	$144,185	$161,433	$146,408
Sep/19	$142,548	$168,300	$152,265
Sep/20	$128,045	$193,796	$144,614
Sep/21	$176,611	$251,944	$195,246
Sep/22	$158,036	$212,963	$173,060
Sep/23	$179,822	$259,000	$198,047
Sep/24	$224,439	$353,150	$253,028
Sep/25	$250,361	$415,297	$276,918
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

Class I Shares outperformed its benchmark, the Russell 1000 Value Index, for the 12-month period ending September 30, 2025.

The Fund’s value tilt was more significant than that of the benchmark Russell 1000 Value Index during the reporting period, contributing positively to relative performance as the cheaper stocks in the benchmark outperformed the more expensive stocks. The outperformance was also aided by favorable stock selection in the financials, healthcare, consumer discretionary, and utilities sectors, as well as an overweight allocation to the communication services sector and an overweight to the banking industry within the financials sector. Conversely, unfavorable stock selection in the communication services and materials sectors, along with an underweight to the industrials sector, had a negative impact on Fund performance.

Among the Fund’ sub-advisers, LSV Asset Management outperformed the Fund’s benchmark during the reporting period due to its strong value tilt and favorable stock selection in the healthcare, financials, and utilities sectors. Brandywine Global Investment Management, LLC outperformed due to its strong value tilt, an overweight to the communication services sector, and favorable stock selection in the healthcare, utilities, financials, and industrials sectors. Conversely, unfavorable stock selection in the materials sector detracted from performance. Cullen Capital Management, LLC’s outperformance was attributable to underweight positions in the healthcare and materials sectors, along with favorable stock selection in the industrials, information technology, healthcare, and financials sectors. Conversely, unfavorable stock selection in the communication services and materials sectors detracted from performance. SEI’s quantitative investment management team’s factor-based value strategy outperformed the Fund’s benchmark due to its strong value tilt and favorable stock selection in the consumer discretionary, healthcare, energy, and financials sectors. However, unfavorable stock selection in the communication services sector weighed on performance.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Large Cap Value Fund, Class I Shares	11.55%	14.35%	9.61%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 1000 Value Index (USD)	9.44%	13.88%	10.72%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,390,089	244	$4,350	28%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Cash Equivalent	1.0%
Real Estate	3.0%
Materials	3.3%
Utilities	4.2%
Energy	6.3%
Consumer Discretionary	7.1%
Consumer Staples	8.4%
Communication Services	8.6%
Information Technology	10.4%
Industrials	11.2%
Health Care	13.7%
Financials	22.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Citigroup Inc	3.2%
AT&T Inc	3.1%
Comcast Corp, Cl A	1.9%
Exxon Mobil Corp	1.8%
Kroger Co/The	1.8%
General Motors Co	1.6%
Bank of New York Mellon Corp/The	1.6%
Bank of America Corp	1.6%
Pfizer Inc	1.6%
Wells Fargo & Co	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Large Cap Value Fund

SEI Institutional Managed Trust/Class I Shares - SEUIX

Annual Shareholder Report: September 30, 2025

SEUIX-AR-2025

Annual Shareholder Report: September 30, 2025

Large Cap Value Fund

SEI Institutional Managed Trust/Class Y Shares - SVAYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Large Cap Value Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Value Fund, Class Y Shares	$68	0.64%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Large Cap Value Fund, Class Y Shares - $244,447
S&P 500 Index (USD) (TR)* - $382,990
Russell 1000 Value Index (USD) - $257,490
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Oct/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Large Cap Value Fund, Class Y Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 1000 Value Index (USD)
Oct/15	$100,000	$100,000	$100,000
Sep/16	$102,880	$106,451	$108,043
Sep/17	$121,775	$126,261	$124,381
Sep/18	$136,164	$148,874	$136,136
Sep/19	$135,324	$155,207	$141,582
Sep/20	$122,114	$178,720	$134,468
Sep/21	$169,184	$232,345	$181,547
Sep/22	$152,156	$196,396	$160,919
Sep/23	$173,945	$238,852	$184,152
Sep/24	$218,062	$325,678	$235,276
Sep/25	$244,447	$382,990	$257,490
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

Class Y Shares outperformed its benchmark, the Russell 1000 Value Index, for the 12-month period ending September 30, 2025.

The Fund’s value tilt was more significant than that of the benchmark Russell 1000 Value Index during the reporting period, contributing positively to relative performance as the cheaper stocks in the benchmark outperformed the more expensive stocks. The outperformance was also aided by favorable stock selection in the financials, healthcare, consumer discretionary, and utilities sectors, as well as an overweight allocation to the communication services sector and an overweight to the banking industry within the financials sector. Conversely, unfavorable stock selection in the communication services and materials sectors, along with an underweight to the industrials sector, had a negative impact on Fund performance.

Among the Fund’ sub-advisers, LSV Asset Management outperformed the Fund’s benchmark during the reporting period due to its strong value tilt and favorable stock selection in the healthcare, financials, and utilities sectors. Brandywine Global Investment Management, LLC outperformed due to its strong value tilt, an overweight to the communication services sector, and favorable stock selection in the healthcare, utilities, financials, and industrials sectors. Conversely, unfavorable stock selection in the materials sector detracted from performance. Cullen Capital Management, LLC’s outperformance was attributable to underweight positions in the healthcare and materials sectors, along with favorable stock selection in the industrials, information technology, healthcare, and financials sectors. Conversely, unfavorable stock selection in the communication services and materials sectors detracted from performance. SEI’s quantitative investment management team’s factor-based value strategy outperformed the Fund’s benchmark due to its strong value tilt and favorable stock selection in the consumer discretionary, healthcare, energy, and financials sectors. However, unfavorable stock selection in the communication services sector weighed on performance.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Large Cap Value Fund, Class Y Shares	12.10%	14.89%	10.13%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 1000 Value Index (USD)	9.44%	13.88%	10.72%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance. Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,390,089	244	$4,350	28%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Cash Equivalent	1.0%
Real Estate	3.0%
Materials	3.3%
Utilities	4.2%
Energy	6.3%
Consumer Discretionary	7.1%
Consumer Staples	8.4%
Communication Services	8.6%
Information Technology	10.4%
Industrials	11.2%
Health Care	13.7%
Financials	22.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Citigroup Inc	3.2%
AT&T Inc	3.1%
Comcast Corp, Cl A	1.9%
Exxon Mobil Corp	1.8%
Kroger Co/The	1.8%
General Motors Co	1.6%
Bank of New York Mellon Corp/The	1.6%
Bank of America Corp	1.6%
Pfizer Inc	1.6%
Wells Fargo & Co	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Large Cap Value Fund

SEI Institutional Managed Trust/Class Y Shares - SVAYX

Annual Shareholder Report: September 30, 2025

SVAYX-AR-2025

Annual Shareholder Report: September 30, 2025

Large Cap Growth Fund

SEI Institutional Managed Trust/Class F Shares - SELCX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Large Cap Growth Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Growth Fund, Class F Shares	$101	0.90%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Large Cap Growth Fund, Class F Shares - $466,695
S&P 500 Index (USD) (TR)* - $415,297
Russell 1000 Growth Index (USD) (TR)* - $561,459
$700,000
$600,000
$500,000
$400,000
$300,000
$200,000
$100,000
$0
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Large Cap Growth Fund, Class F Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 1000 Growth Index (USD) (TR)Footnote Reference*
Sep/15	$100,000	$100,000	$100,000
Sep/16	$109,773	$115,430	$113,761
Sep/17	$128,316	$136,911	$138,721
Sep/18	$160,061	$161,433	$175,199
Sep/19	$163,949	$168,300	$181,693
Sep/20	$219,809	$193,796	$249,886
Sep/21	$276,510	$251,944	$318,149
Sep/22	$210,397	$212,963	$246,279
Sep/23	$264,855	$259,000	$314,551
Sep/24	$377,970	$353,150	$447,261
Sep/25	$466,695	$415,297	$561,459
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

Class F Shares underperformed benchmark, the Russell 1000 Growth Index, for the 12-month period ending September 30, 2025.

Fund performance for the period was attributable to unfavorable stock selection in the consumer discretionary and industrials sectors, as well as a large underweight to the information technology sector and overweight to consumer staples. This was partially offset by positive stock selection in the information technology and communication services sectors. The Fund’s tilt towards stocks with lower betas than that of its benchmark detracted from performance, and its tilt away from the most expensive stocks in the benchmark also had a negative impact.

Among the Fund’s sub-advisers, Fred Alger Management, LLC significantly outperformed the benchmark due to its bias towards high-beta, high-growth stocks with positive momentum, as well as favorable stock selection in the information technology, financials, utilities, and communication services sectors. The SEI quantitative investment management team’s factor-based momentum strategy outperformed due to its overweight to stocks with high momentum and favorable stock selection in the information technology, industrials, and healthcare sectors. Mackenzie Investments Corporation slightly lagged the benchmark due to weak stock selection in the information technology, industrials, and utilities sectors; this was partially offset by favorable stock selection in the materials and financials sectors. PineStone Asset Management Inc. underperformed due to its bias towards low-beta, defensive stocks, which lagged the overall market during the reporting period, along with unfavorable stock selection in the industrials and financials sectors.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Large Cap Growth Fund, Class F Shares	23.47%	16.25%	16.65%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 1000 Growth Index (USD) (TR)Footnote Reference*	25.53%	17.58%	18.83%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,615,931	243	$4,924	63%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Total Return Swaps	0.0%
Futures Contracts	0.0%
Real Estate	0.2%
Materials	1.0%
Utilities	1.2%
U.S. Treasury Obligation	2.0%
Cash Equivalent	2.2%
Consumer Staples	2.5%
Health Care	6.8%
Financials	6.8%
Industrials	6.9%
Consumer Discretionary	13.2%
Communication Services	13.2%
Information Technology	44.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	9.2%
NVIDIA Corp	9.1%
Apple Inc	6.5%
Meta Platforms Inc, Cl A	4.2%
Alphabet Inc, Cl A	4.2%
Amazon.com Inc, Cl A	3.7%
Broadcom Inc	2.0%
U.S. Treasury Bill, 4.15%, 11/28/2025	2.0%
Netflix Inc	1.6%
Alphabet Inc, Cl C	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Large Cap Growth Fund

SEI Institutional Managed Trust/Class F Shares - SELCX

Annual Shareholder Report: September 30, 2025

SELCX-AR-2025

Annual Shareholder Report: September 30, 2025

Large Cap Growth Fund

SEI Institutional Managed Trust/Class I Shares - SPGIX

Fund Overview

This annual shareholder report contains important information about Class I Shares of the Large Cap Growth Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Growth Fund, Class I Shares	$126	1.13%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.11%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Large Cap Growth Fund, Class I Shares - $456,387
S&P 500 Index (USD) (TR)* - $415,297
Russell 1000 Growth Index (USD) (TR)* - $561,459
$700,000
$600,000
$500,000
$400,000
$300,000
$200,000
$100,000
$0
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Large Cap Growth Fund, Class I Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 1000 Growth Index (USD) (TR)Footnote Reference*
Sep/15	$100,000	$100,000	$100,000
Sep/16	$109,544	$115,430	$113,761
Sep/17	$127,758	$136,911	$138,721
Sep/18	$158,962	$161,433	$175,199
Sep/19	$162,496	$168,300	$181,693
Sep/20	$217,331	$193,796	$249,886
Sep/21	$272,820	$251,944	$318,149
Sep/22	$207,129	$212,963	$246,279
Sep/23	$260,181	$259,000	$314,551
Sep/24	$370,477	$353,150	$447,261
Sep/25	$456,387	$415,297	$561,459
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

Class I Shares underperformed benchmark, the Russell 1000 Growth Index, for the 12-month period ending September 30, 2025.

Fund performance for the period was attributable to unfavorable stock selection in the consumer discretionary and industrials sectors, as well as a large underweight to the information technology sector and overweight to consumer staples. This was partially offset by positive stock selection in the information technology and communication services sectors. The Fund’s tilt towards stocks with lower betas than that of its benchmark detracted from performance, and its tilt away from the most expensive stocks in the benchmark also had a negative impact.

Among the Fund’s sub-advisers, Fred Alger Management, LLC significantly outperformed the benchmark due to its bias towards high-beta, high-growth stocks with positive momentum, as well as favorable stock selection in the information technology, financials, utilities, and communication services sectors. The SEI quantitative investment management team’s factor-based momentum strategy outperformed due to its overweight to stocks with high momentum and favorable stock selection in the information technology, industrials, and healthcare sectors. Mackenzie Investments Corporation slightly lagged the benchmark due to weak stock selection in the information technology, industrials, and utilities sectors; this was partially offset by favorable stock selection in the materials and financials sectors. PineStone Asset Management Inc. underperformed due to its bias towards low-beta, defensive stocks, which lagged the overall market during the reporting period, along with unfavorable stock selection in the industrials and financials sectors.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Large Cap Growth Fund, Class I Shares	23.19%	16.00%	16.39%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 1000 Growth Index (USD) (TR)Footnote Reference*	25.53%	17.58%	18.83%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,615,931	243	$4,924	63%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Total Return Swaps	0.0%
Futures Contracts	0.0%
Real Estate	0.2%
Materials	1.0%
Utilities	1.2%
U.S. Treasury Obligation	2.0%
Cash Equivalent	2.2%
Consumer Staples	2.5%
Health Care	6.8%
Financials	6.8%
Industrials	6.9%
Consumer Discretionary	13.2%
Communication Services	13.2%
Information Technology	44.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	9.2%
NVIDIA Corp	9.1%
Apple Inc	6.5%
Meta Platforms Inc, Cl A	4.2%
Alphabet Inc, Cl A	4.2%
Amazon.com Inc, Cl A	3.7%
Broadcom Inc	2.0%
U.S. Treasury Bill, 4.15%, 11/28/2025	2.0%
Netflix Inc	1.6%
Alphabet Inc, Cl C	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Large Cap Growth Fund

SEI Institutional Managed Trust/Class I Shares - SPGIX

Annual Shareholder Report: September 30, 2025

SPGIX-AR-2025

Annual Shareholder Report: September 30, 2025

Large Cap Growth Fund

SEI Institutional Managed Trust/Class Y Shares - SLRYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Large Cap Growth Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Growth Fund, Class Y Shares	$74	0.66%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.64%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Large Cap Growth Fund, Class Y Shares - $441,508
S&P 500 Index (USD) (TR)* - $382,990
Russell 1000 Growth Index (USD) (TR)* - $516,947
$700,000
$600,000
$500,000
$400,000
$300,000
$200,000
$100,000
$0
Oct/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Large Cap Growth Fund, Class Y Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 1000 Growth Index (USD) (TR)Footnote Reference*
Oct/15	$100,000	$100,000	$100,000
Sep/16	$101,579	$106,451	$104,742
Sep/17	$119,020	$126,261	$127,723
Sep/18	$148,821	$148,874	$161,309
Sep/19	$152,837	$155,207	$167,288
Sep/20	$205,399	$178,720	$230,076
Sep/21	$259,002	$232,345	$292,926
Sep/22	$197,547	$196,396	$226,755
Sep/23	$249,337	$238,852	$289,614
Sep/24	$356,692	$325,678	$411,802
Sep/25	$441,508	$382,990	$516,947
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

Class Y Shares underperformed benchmark, the Russell 1000 Growth Index, for the 12-month period ending September 30, 2025.

Fund performance for the period was attributable to unfavorable stock selection in the consumer discretionary and industrials sectors, as well as a large underweight to the information technology sector and overweight to consumer staples. This was partially offset by positive stock selection in the information technology and communication services sectors. The Fund’s tilt towards stocks with lower betas than that of its benchmark detracted from performance, and its tilt away from the most expensive stocks in the benchmark also had a negative impact.

Among the Fund’s sub-advisers, Fred Alger Management, LLC significantly outperformed the benchmark due to its bias towards high-beta, high-growth stocks with positive momentum, as well as favorable stock selection in the information technology, financials, utilities, and communication services sectors. The SEI quantitative investment management team’s factor-based momentum strategy outperformed due to its overweight to stocks with high momentum and favorable stock selection in the information technology, industrials, and healthcare sectors. Mackenzie Investments Corporation slightly lagged the benchmark due to weak stock selection in the information technology, industrials, and utilities sectors; this was partially offset by favorable stock selection in the materials and financials sectors. PineStone Asset Management Inc. underperformed due to its bias towards low-beta, defensive stocks, which lagged the overall market during the reporting period, along with unfavorable stock selection in the industrials and financials sectors.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Large Cap Growth Fund, Class Y Shares	23.78%	16.54%	16.94%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 1000 Growth Index (USD) (TR)Footnote Reference*	25.53%	17.58%	18.83%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance. Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,615,931	243	$4,924	63%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Total Return Swaps	0.0%
Futures Contracts	0.0%
Real Estate	0.2%
Materials	1.0%
Utilities	1.2%
U.S. Treasury Obligation	2.0%
Cash Equivalent	2.2%
Consumer Staples	2.5%
Health Care	6.8%
Financials	6.8%
Industrials	6.9%
Consumer Discretionary	13.2%
Communication Services	13.2%
Information Technology	44.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	9.2%
NVIDIA Corp	9.1%
Apple Inc	6.5%
Meta Platforms Inc, Cl A	4.2%
Alphabet Inc, Cl A	4.2%
Amazon.com Inc, Cl A	3.7%
Broadcom Inc	2.0%
U.S. Treasury Bill, 4.15%, 11/28/2025	2.0%
Netflix Inc	1.6%
Alphabet Inc, Cl C	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Large Cap Growth Fund

SEI Institutional Managed Trust/Class Y Shares - SLRYX

Annual Shareholder Report: September 30, 2025

SLRYX-AR-2025

Annual Shareholder Report: September 30, 2025

Large Cap Index Fund

SEI Institutional Managed Trust/Class F Shares - SLGFX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Large Cap Index Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Index Fund, Class F Shares	$29	0.27%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.25%.

How did the Fund perform since inception?

Total Return Based on $100,000 Investment

Large Cap Index Fund, Class F Shares - $259,427
S&P 500 Index (USD) (TR)* - $269,030
Russell 1000 Index (USD) (TR)* - $264,947
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Jan/18
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Large Cap Index Fund, Class F Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 1000 Index (USD) (TR)Footnote Reference*
Jan/18	$100,000	$100,000	$100,000
Sep/18	$104,469	$104,576	$104,737
Sep/19	$108,239	$109,025	$108,793
Sep/20	$125,201	$125,541	$126,214
Sep/21	$163,559	$163,210	$165,294
Sep/22	$135,139	$137,958	$136,839
Sep/23	$163,388	$167,780	$165,840
Sep/24	$221,065	$228,771	$225,011
Sep/25	$259,427	$269,030	$264,947
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

Class F Shares achieved its objective of tracking, before fees and expenses, the performance of its benchmark, the Russell 1000 Index, for the 12-month period ending September 30, 2025.

Fund performance resulted primarily from investment in stocks held at weights similar to their respective weights in the index.

The Fund uses a sub-adviser, SSGA Funds Management, Inc., to manage the portfolio under the general supervision of SEI Investments Management Corporation.

The U.S. large cap market, as measured by the Russell 1000 Index, garnered a positive return during the reporting period and the Fund’s passive investment strategy captured that outcome.

Derivatives did not have a significant impact on Fund performance for the reporting period.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Large Cap Index Fund, Class F Shares	17.35%	15.69%	13.24%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	13.78%
Russell 1000 Index (USD) (TR)Footnote Reference*	17.75%	15.99%	13.55%

Since its inception on January 31, 2018. The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,232,316	1,017	$230	4%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Cash Equivalent	1.7%
Materials	2.1%
Real Estate	2.2%
Utilities	2.3%
Energy	2.9%
Consumer Staples	4.7%
Health Care	8.8%
Industrials	9.0%
Communication Services	9.8%
Consumer Discretionary	10.5%
Financials	13.6%
Information Technology	32.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	7.0%
Microsoft Corp	6.1%
Apple Inc	5.9%
Amazon.com Inc, Cl A	3.4%
Meta Platforms Inc, Cl A	2.6%
Broadcom Inc	2.4%
Alphabet Inc, Cl A	2.3%
Tesla Inc	2.0%
Alphabet Inc, Cl C	1.8%
Berkshire Hathaway Inc, Cl B	1.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Large Cap Index Fund

SEI Institutional Managed Trust/Class F Shares - SLGFX

Annual Shareholder Report: September 30, 2025

SLGFX-AR-2025

Annual Shareholder Report: September 30, 2025

Tax-Managed Large Cap Fund

SEI Institutional Managed Trust/Class F Shares - TMLCX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Tax-Managed Large Cap Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Large Cap Fund, Class F Shares	$96	0.90%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Tax-Managed Large Cap Fund, Class F Shares - $317,334
S&P 500 Index (USD) (TR)* - $415,297
Russell 1000 Index (USD) (TR)* - $405,859
$500,000
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Tax-Managed Large Cap Fund, Class F Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 1000 Index (USD) (TR)Footnote Reference*
Sep/15	$100,000	$100,000	$100,000
Sep/16	$109,424	$115,430	$114,932
Sep/17	$128,230	$136,911	$136,238
Sep/18	$150,013	$161,433	$160,441
Sep/19	$152,141	$168,300	$166,654
Sep/20	$164,066	$193,796	$193,341
Sep/21	$216,302	$251,944	$253,206
Sep/22	$184,471	$212,963	$209,616
Sep/23	$218,493	$259,000	$254,042
Sep/24	$281,356	$353,150	$344,683
Sep/25	$317,334	$415,297	$405,859
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, the Russell 1000 Index, for the 12-month period ending September 30, 2025.

The Fund recorded a positive return for the period, but lagged the sharp gain of the Russell 1000 Index as a result of its lower-beta (a measure of volatility relative to a benchmark) tilt, its tilt toward value stocks, and an underweight allocation to the growth stocks that led the market upturn. The Fund’s underweight to the information technology sector also weighed on performance.

Among the Fund’s sub-advisers, Mar Vista Investment Partners, LLC underperformed due to its emphasis on high-quality stocks and the absence of holdings in bank stocks, a sector that contributed positively to the benchmark’s return. The SEI quantitative investment management (QIM) team’s factor-based quality strategy lagged the benchmark due to stock selection in the software industry and the lack of exposure to some cyclical industries such as banks and autos. Brandywine Global Investment Management, LLC’s underperformance was attributable to its value exposure, an underweight allocation to the information technology sector, and overweights to the consumer staples and healthcare sectors. The performance of LSV Asset Management lagged that of the benchmark due to its value orientation, underweight to the information technology sector, and weak stock selection in the consumer discretionary sector. Cullen Capital Management LLC underperformed due to its value and low-beta orientation, an underweight allocation to the information technology sector, and weak stock selection in the communication services sector. PineStone Asset Management Inc.’s performance lagged that of the benchmark due to its quality orientation and stock selection in the industrials, financials, and healthcare sectors.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Tax-Managed Large Cap Fund, Class F Shares	12.79%	14.10%	12.24%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 1000 Index (USD) (TR)Footnote Reference*	17.75%	15.99%	15.04%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$4,332,356	313	$16,458	14%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Cash Equivalent	1.1%
Real Estate	1.2%
Utilities	1.7%
Materials	2.6%
Energy	2.9%
Consumer Staples	6.1%
Health Care	10.5%
Industrials	10.6%
Consumer Discretionary	10.7%
Communication Services	10.9%
Financials	14.5%
Information Technology	27.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	5.8%
Apple Inc	3.7%
NVIDIA Corp	3.1%
Alphabet Inc, Cl A	2.6%
Alphabet Inc, Cl C	2.5%
Meta Platforms Inc, Cl A	2.2%
Johnson & Johnson	2.0%
Oracle Corp, Cl B	1.7%
Moody's Corp	1.6%
Broadcom Inc	1.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Tax-Managed Large Cap Fund

SEI Institutional Managed Trust/Class F Shares - TMLCX

Annual Shareholder Report: September 30, 2025

TMLCX-AR-2025

Annual Shareholder Report: September 30, 2025

Tax-Managed Large Cap Fund

SEI Institutional Managed Trust/Class Y Shares - STLYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Tax-Managed Large Cap Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Large Cap Fund, Class Y Shares	$69	0.65%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.64%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Tax-Managed Large Cap Fund, Class Y Shares - $325,484
S&P 500 Index (USD) (TR)* - $415,297
Russell 1000 Index (USD) (TR)* - $405,859
$500,000
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Tax-Managed Large Cap Fund, Class Y Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 1000 Index (USD) (TR)Footnote Reference*
Sep/15	$100,000	$100,000	$100,000
Sep/16	$109,748	$115,430	$114,932
Sep/17	$128,975	$136,911	$136,238
Sep/18	$151,185	$161,433	$160,441
Sep/19	$153,712	$168,300	$166,654
Sep/20	$166,180	$193,796	$193,341
Sep/21	$219,664	$251,944	$253,206
Sep/22	$187,842	$212,963	$209,616
Sep/23	$222,955	$259,000	$254,042
Sep/24	$287,874	$353,150	$344,683
Sep/25	$325,484	$415,297	$405,859
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, the Russell 1000 Index, for the 12-month period ending September 30, 2025.

The Fund recorded a positive return for the period, but lagged the sharp gain of the Russell 1000 Index as a result of its lower-beta (a measure of volatility relative to a benchmark) tilt, its tilt toward value stocks, and an underweight allocation to the growth stocks that led the market upturn. The Fund’s underweight to the information technology sector also weighed on performance.

Among the Fund’s sub-advisers, Mar Vista Investment Partners, LLC underperformed due to its emphasis on high-quality stocks and the absence of holdings in bank stocks, a sector that contributed positively to the benchmark’s return. The SEI quantitative investment management (QIM) team’s factor-based quality strategy lagged the benchmark due to stock selection in the software industry and the lack of exposure to some cyclical industries such as banks and autos. Brandywine Global Investment Management, LLC’s underperformance was attributable to its value exposure, an underweight allocation to the information technology sector, and overweights to the consumer staples and healthcare sectors. The performance of LSV Asset Management lagged that of the benchmark due to its value orientation, underweight to the information technology sector, and weak stock selection in the consumer discretionary sector. Cullen Capital Management LLC underperformed due to its value and low-beta orientation, an underweight allocation to the information technology sector, and weak stock selection in the communication services sector. PineStone Asset Management Inc.’s performance lagged that of the benchmark due to its quality orientation and stock selection in the industrials, financials, and healthcare sectors.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Tax-Managed Large Cap Fund, Class Y Shares	13.06%	14.39%	12.53%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 1000 Index (USD) (TR)Footnote Reference*	17.75%	15.99%	15.04%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$4,332,356	313	$16,458	14%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Cash Equivalent	1.1%
Real Estate	1.2%
Utilities	1.7%
Materials	2.6%
Energy	2.9%
Consumer Staples	6.1%
Health Care	10.5%
Industrials	10.6%
Consumer Discretionary	10.7%
Communication Services	10.9%
Financials	14.5%
Information Technology	27.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	5.8%
Apple Inc	3.7%
NVIDIA Corp	3.1%
Alphabet Inc, Cl A	2.6%
Alphabet Inc, Cl C	2.5%
Meta Platforms Inc, Cl A	2.2%
Johnson & Johnson	2.0%
Oracle Corp, Cl B	1.7%
Moody's Corp	1.6%
Broadcom Inc	1.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Tax-Managed Large Cap Fund

SEI Institutional Managed Trust/Class Y Shares - STLYX

Annual Shareholder Report: September 30, 2025

STLYX-AR-2025

Annual Shareholder Report: September 30, 2025

S&P 500 Index Fund

SEI Institutional Managed Trust/Class F Shares - SSPIX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the S&P 500 Index Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P 500 Index Fund, Class F Shares	$29	0.27%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.25%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

S&P 500 Index Fund, Class F Shares - $403,413
S&P 500 Index (USD) (TR)* - $415,297
$500,000
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	S&P 500 Index Fund, Class F Shares	S&P 500 Index (USD) (TR)Footnote Reference*
Sep/15	$100,000	$100,000
Sep/16	$114,926	$115,430
Sep/17	$135,755	$136,911
Sep/18	$159,559	$161,433
Sep/19	$166,053	$168,300
Sep/20	$190,658	$193,796
Sep/21	$247,339	$251,944
Sep/22	$208,551	$212,963
Sep/23	$252,990	$259,000
Sep/24	$344,004	$353,150
Sep/25	$403,413	$415,297
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

Class F Shares achieved its objective of tracking, before fees and expenses, the performance of its benchmark, the S&P 500 Index, for the 12-month period ending September 30, 2025.  Fund performance resulted primarily from investment in stocks held at weights similar to their respective weights in the index.

The Fund uses a sub-adviser, SSGA Funds Management, Inc., to manage the portfolio under the general supervision of SEI Investments Management Corporation.

The broad U.S. equity market, as measured by the S&P 500 Index, garnered a positive return during the reporting period and the Fund’s passive investment strategy captured that outcome.

Derivatives did not have a significant impact on Fund performance for the reporting period.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
S&P 500 Index Fund, Class F Shares	17.27%	16.17%	14.97%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,088,068	505	$201	3%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Materials	1.8%
Real Estate	1.9%
Cash Equivalent	2.0%
Utilities	2.3%
Energy	2.8%
Consumer Staples	4.8%
Industrials	8.1%
Health Care	8.7%
Communication Services	9.9%
Consumer Discretionary	10.3%
Financials	13.2%
Information Technology	34.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	7.8%
Microsoft Corp	6.6%
Apple Inc	6.5%
Amazon.com Inc, Cl A	3.7%
Meta Platforms Inc, Cl A	2.7%
Broadcom Inc	2.7%
Alphabet Inc, Cl A	2.4%
Tesla Inc	2.1%
Alphabet Inc, Cl C	1.9%
Berkshire Hathaway Inc, Cl B	1.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

S&P 500 Index Fund

SEI Institutional Managed Trust/Class F Shares - SSPIX

Annual Shareholder Report: September 30, 2025

SSPIX-AR-2025

Annual Shareholder Report: September 30, 2025

S&P 500 Index Fund

SEI Institutional Managed Trust/Class I Shares - SPIIX

Fund Overview

This annual shareholder report contains important information about Class I Shares of the S&P 500 Index Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P 500 Index Fund, Class I Shares	$73	0.67%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.65%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

S&P 500 Index Fund, Class I Shares - $389,210
S&P 500 Index (USD) (TR)* - $415,297
$500,000
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	S&P 500 Index Fund, Class I Shares	S&P 500 Index (USD) (TR)Footnote Reference*
Sep/15	$100,000	$100,000
Sep/16	$114,670	$115,430
Sep/17	$135,158	$136,911
Sep/18	$158,315	$161,433
Sep/19	$164,104	$168,300
Sep/20	$187,680	$193,796
Sep/21	$242,494	$251,944
Sep/22	$203,635	$212,963
Sep/23	$246,050	$259,000
Sep/24	$333,247	$353,150
Sep/25	$389,210	$415,297
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

Class I Shares achieved its objective of tracking, before fees and expenses, the performance of its benchmark, the S&P 500 Index, for the 12-month period ending September 30, 2025.  Fund performance resulted primarily from investment in stocks held at weights similar to their respective weights in the index.

The Fund uses a sub-adviser, SSGA Funds Management, Inc., to manage the portfolio under the general supervision of SEI Investments Management Corporation.

The broad U.S. equity market, as measured by the S&P 500 Index, garnered a positive return during the reporting period and the Fund’s passive investment strategy captured that outcome.

Derivatives did not have a significant impact on Fund performance for the reporting period.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
S&P 500 Index Fund, Class I Shares	16.79%	15.71%	14.56%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,088,068	505	$201	3%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Materials	1.8%
Real Estate	1.9%
Cash Equivalent	2.0%
Utilities	2.3%
Energy	2.8%
Consumer Staples	4.8%
Industrials	8.1%
Health Care	8.7%
Communication Services	9.9%
Consumer Discretionary	10.3%
Financials	13.2%
Information Technology	34.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	7.8%
Microsoft Corp	6.6%
Apple Inc	6.5%
Amazon.com Inc, Cl A	3.7%
Meta Platforms Inc, Cl A	2.7%
Broadcom Inc	2.7%
Alphabet Inc, Cl A	2.4%
Tesla Inc	2.1%
Alphabet Inc, Cl C	1.9%
Berkshire Hathaway Inc, Cl B	1.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

S&P 500 Index Fund

SEI Institutional Managed Trust/Class I Shares - SPIIX

Annual Shareholder Report: September 30, 2025

SPIIX-AR-2025

Annual Shareholder Report: September 30, 2025

Small Cap Fund

SEI Institutional Managed Trust/Class F Shares - SLLAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Small Cap Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Fund, Class F Shares	$118	1.13%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.12%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Small Cap Fund, Class F Shares - $233,742
S&P 500 Index (USD) (TR)* - $415,297
Russell 2000 Index (USD) (TR)* - $253,907
$500,000
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Small Cap Fund, Class F Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 2000 Index (USD) (TR)Footnote Reference*
Sep/15	$100,000	$100,000	$100,000
Sep/16	$107,760	$115,430	$115,468
Sep/17	$123,154	$136,911	$139,418
Sep/18	$142,315	$161,433	$160,662
Sep/19	$126,879	$168,300	$146,381
Sep/20	$123,581	$193,796	$146,952
Sep/21	$187,675	$251,944	$217,015
Sep/22	$153,929	$212,963	$166,021
Sep/23	$170,642	$259,000	$180,847
Sep/24	$215,480	$353,150	$229,245
Sep/25	$233,742	$415,297	$253,907
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, the Russell 2000 Index, for the 12-month period ending September 30, 2025.

Among the Fund’s sub-advisers, the momentum strategy of the quantitative investment management (QIM) team within SEI Investments Management Corp. was the largest contributor to Fund performance over the reporting period, benefiting from moderate tailwinds to the momentum factor. Los Angeles Capital Management, LLC outperformed the Fund’s benchmark on tailwinds to both momentum and the micro-cap asset class. Easterly Investment Partners LLC outperformed as well, overcoming value style headwinds through positive stock selection. For the period of time that The Informed Momentum Company, LLC (IMC) was a Fund manager, its momentum strategy modestly outperformed the benchmark due to momentum style tailwinds. Both QIM’s value strategy and Leeward Investments, LLC’s value factor strategy moderately detracted from Fund performance due to value and quality style headwinds, respectively. Copeland Capital Management, LLC was, by far, the largest detractor from Fund performance, lagging during the risk-on environments in the fourth quarter of 2024, as well as the second and third quarters of 2025. Quality and low volatility were deeply out of favor outside of the first quarter of 2025.

On a sector basis, poor stock selection in industrials, information technology, and materials were the largest detractors from Fund performance for the reporting period. This was partially offset by positive selection in healthcare and financials. Allocation effects saw essentially flat performance for the period, as the positive contribution of an underweight to healthcare was offset by the negative impact of an underweight to information technology.

Fund performance for the period was bolstered by its pro-momentum factor positioning, but suffered style headwinds from overweight allocations to high-quality stocks and underweights to the most expensive stocks within the benchmark Russell 2000 Index.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Small Cap Fund, Class F Shares	8.47%	13.59%	8.86%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 2000 Index (USD) (TR)Footnote Reference*	10.76%	11.56%	9.77%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$469,536	722	$2,748	80%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Futures Contracts	0.0%
Exchange-Traded Fund	0.1%
Cash Equivalent	1.1%
Utilities	1.2%
Communication Services	1.8%
Consumer Staples	3.5%
Energy	4.3%
Real Estate	4.8%
Materials	5.0%
Information Technology	10.0%
Consumer Discretionary	12.8%
Health Care	13.0%
Industrials	19.6%
Financials	22.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
CNO Financial Group Inc	1.3%
Old National Bancorp/IN, Cl A	1.1%
Jackson Financial Inc, Cl A	1.1%
Adtalem Global Education Inc	0.9%
ExlService Holdings Inc	0.8%
Stride Inc	0.8%
Bridgebio Pharma Inc	0.8%
UMB Financial Corp	0.7%
Urban Outfitters Inc	0.7%
Columbia Banking System Inc	0.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

The Informed Momentum Company, LLC (IMC) was terminated as a Fund sub-adviser during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Small Cap Fund

SEI Institutional Managed Trust/Class F Shares - SLLAX

Annual Shareholder Report: September 30, 2025

SLLAX-AR-2025

Annual Shareholder Report: September 30, 2025

Small Cap Fund

SEI Institutional Managed Trust/Class Y Shares - SMYFX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Small Cap Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Fund, Class Y Shares	$92	0.88%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.87%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Small Cap Fund, Class Y Shares - $239,623
S&P 500 Index (USD) (TR)* - $415,297
Russell 2000 Index (USD) (TR)* - $253,907
$500,000
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Small Cap Fund, Class Y Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 2000 Index (USD) (TR)Footnote Reference*
Sep/15	$100,000	$100,000	$100,000
Sep/16	$108,081	$115,430	$115,468
Sep/17	$123,766	$136,911	$139,418
Sep/18	$143,364	$161,433	$160,662
Sep/19	$128,084	$168,300	$146,381
Sep/20	$125,226	$193,796	$146,952
Sep/21	$190,528	$251,944	$217,015
Sep/22	$156,644	$212,963	$166,021
Sep/23	$174,157	$259,000	$180,847
Sep/24	$220,284	$353,150	$229,245
Sep/25	$239,623	$415,297	$253,907
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, the Russell 2000 Index, for the 12-month period ending September 30, 2025.

Among the Fund’s sub-advisers, the momentum strategy of the quantitative investment management (QIM) team within SEI Investments Management Corp. was the largest contributor to Fund performance over the reporting period, benefiting from moderate tailwinds to the momentum factor. Los Angeles Capital Management, LLC outperformed the Fund’s benchmark on tailwinds to both momentum and the micro-cap asset class. Easterly Investment Partners LLC outperformed as well, overcoming value style headwinds through positive stock selection. For the period of time that The Informed Momentum Company, LLC (IMC) was a Fund manager, its momentum strategy modestly outperformed the benchmark due to momentum style tailwinds. Both QIM’s value strategy and Leeward Investments, LLC’s value factor strategy moderately detracted from Fund performance due to value and quality style headwinds, respectively. Copeland Capital Management, LLC was, by far, the largest detractor from Fund performance, lagging during the risk-on environments in the fourth quarter of 2024, as well as the second and third quarters of 2025. Quality and low volatility were deeply out of favor outside of the first quarter of 2025.

On a sector basis, poor stock selection in industrials, information technology, and materials were the largest detractors from Fund performance for the reporting period. This was partially offset by positive selection in healthcare and financials. Allocation effects saw essentially flat performance for the period, as the positive contribution of an underweight to healthcare was offset by the negative impact of an underweight to information technology.

Fund performance for the period was bolstered by its pro-momentum factor positioning, but suffered style headwinds from overweight allocations to high-quality stocks and underweights to the most expensive stocks within the benchmark Russell 2000 Index.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Small Cap Fund, Class Y Shares	8.78%	13.86%	9.13%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 2000 Index (USD) (TR)Footnote Reference*	10.76%	11.56%	9.77%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$469,536	722	$2,748	80%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Futures Contracts	0.0%
Exchange-Traded Fund	0.1%
Cash Equivalent	1.1%
Utilities	1.2%
Communication Services	1.8%
Consumer Staples	3.5%
Energy	4.3%
Real Estate	4.8%
Materials	5.0%
Information Technology	10.0%
Consumer Discretionary	12.8%
Health Care	13.0%
Industrials	19.6%
Financials	22.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
CNO Financial Group Inc	1.3%
Old National Bancorp/IN, Cl A	1.1%
Jackson Financial Inc, Cl A	1.1%
Adtalem Global Education Inc	0.9%
ExlService Holdings Inc	0.8%
Stride Inc	0.8%
Bridgebio Pharma Inc	0.8%
UMB Financial Corp	0.7%
Urban Outfitters Inc	0.7%
Columbia Banking System Inc	0.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

The Informed Momentum Company, LLC (IMC) was terminated as a Fund sub-adviser during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Small Cap Fund

SEI Institutional Managed Trust/Class Y Shares - SMYFX

Annual Shareholder Report: September 30, 2025

SMYFX-AR-2025

Annual Shareholder Report: September 30, 2025

Small Cap Value Fund

SEI Institutional Managed Trust/Class F Shares - SESVX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Small Cap Value Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund, Class F Shares	$114	1.10%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.09%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Small Cap Value Fund, Class F Shares - $211,460
S&P 500 Index (USD) (TR)* - $415,297
Russell 2000 Value Index (USD) - $241,669
$500,000
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Small Cap Value Fund, Class F Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 2000 Value Index (USD)
Sep/15	$100,000	$100,000	$100,000
Sep/16	$111,603	$115,430	$118,809
Sep/17	$129,029	$136,911	$143,222
Sep/18	$137,812	$161,433	$156,582
Sep/19	$124,556	$168,300	$143,672
Sep/20	$104,593	$193,796	$122,293
Sep/21	$166,755	$251,944	$200,469
Sep/22	$139,095	$212,963	$165,013
Sep/23	$158,541	$259,000	$177,954
Sep/24	$195,571	$353,150	$224,006
Sep/25	$211,460	$415,297	$241,669
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

Class F Shares modestly outperformed its benchmark, the Russell 2000 Value Index, for the 12-month period ending September 30, 2025.

Among the Fund’s sub-advisers, Easterly Investment Partners LLC was the largest contributor performance for the reporting period, attributable to positive stock selection in the energy and consumer discretionary sectors. LSV Asset Management also outperformed despite value headwinds due to positive stock selection in healthcare and financials. The value strategy of the quantitative investment management (QIM) team within SEI Investments Management Corp. contributed modestly to Fund performance due to strong stock selection in the industrials sector. Leeward Investments, LLC was the sole Fund sub-adviser to underperform the period, attributable to quality and low volatility style headwinds.

On a sector basis, positive stock selection in financials and industrials enhanced Fund performance for the period. This was partially offset by weak stock selection in materials and information technology. Sector positioning had a positive impact on Fund performance due largely to an underweight allocation to the real estate sector and an overweight to information technology.

On a factor basis, the Fund’s bias away from the most expensive stocks in the benchmark index presented a steep headwind to performance. Pro-quality positioning also significantly detracted from performance. Both of these negative effects were offset by positive stock selection.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Small Cap Value Fund, Class F Shares	8.12%	15.12%	7.78%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 2000 Value Index (USD)	7.88%	14.59%	9.23%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$299,414	451	$1,670	48%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Exchange-Traded Fund	0.3%
Cash Equivalent	1.3%
Utilities	2.1%
Communication Services	2.1%
Consumer Staples	4.1%
Materials	5.8%
Energy	6.0%
Real Estate	6.1%
Health Care	7.7%
Information Technology	8.5%
Consumer Discretionary	12.7%
Industrials	15.7%
Financials	27.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Jackson Financial Inc, Cl A	2.3%
CNO Financial Group Inc	1.5%
Columbia Banking System Inc	1.3%
Resideo Technologies Inc	1.3%
Old National Bancorp/IN, Cl A	1.2%
Commercial Metals Co, Cl A	1.2%
Photronics Inc	1.2%
Sanmina Corp	1.1%
Cleveland-Cliffs Inc	1.0%
Hancock Whitney Corp, Cl A	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Small Cap Value Fund

SEI Institutional Managed Trust/Class F Shares - SESVX

Annual Shareholder Report: September 30, 2025

SESVX-AR-2025

Annual Shareholder Report: September 30, 2025

Small Cap Value Fund

SEI Institutional Managed Trust/Class I Shares - SMVIX

Fund Overview

This annual shareholder report contains important information about Class I Shares of the Small Cap Value Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund, Class I Shares	$137	1.32%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.31%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Small Cap Value Fund, Class I Shares - $206,765
S&P 500 Index (USD) (TR)* - $415,297
Russell 2000 Value Index (USD) - $241,669
$500,000
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Small Cap Value Fund, Class I Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 2000 Value Index (USD)
Sep/15	$100,000	$100,000	$100,000
Sep/16	$111,336	$115,430	$118,809
Sep/17	$128,444	$136,911	$143,222
Sep/18	$136,912	$161,433	$156,582
Sep/19	$123,457	$168,300	$143,672
Sep/20	$103,458	$193,796	$122,293
Sep/21	$164,549	$251,944	$200,469
Sep/22	$136,960	$212,963	$165,013
Sep/23	$155,730	$259,000	$177,954
Sep/24	$191,680	$353,150	$224,006
Sep/25	$206,765	$415,297	$241,669
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

Class I Shares modestly underperformed its benchmark, the Russell 2000 Value Index, for the 12-month period ending September 30, 2025.

Among the Fund’s sub-advisers, Easterly Investment Partners LLC was the largest contributor performance for the reporting period, attributable to positive stock selection in the energy and consumer discretionary sectors. LSV Asset Management also outperformed despite value headwinds due to positive stock selection in healthcare and financials. The value strategy of the quantitative investment management (QIM) team within SEI Investments Management Corp. contributed modestly to Fund performance due to strong stock selection in the industrials sector. Leeward Investments, LLC was the sole Fund sub-adviser to underperform the period, attributable to quality and low volatility style headwinds.

On a sector basis, positive stock selection in financials and industrials enhanced Fund performance for the period. This was partially offset by weak stock selection in materials and information technology. Sector positioning had a positive impact on Fund performance due largely to an underweight allocation to the real estate sector and an overweight to information technology.

On a factor basis, the Fund’s bias away from the most expensive stocks in the benchmark index presented a steep headwind to performance. Pro-quality positioning also significantly detracted from performance. Both of these negative effects were offset by positive stock selection.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Small Cap Value Fund, Class I Shares	7.87%	14.85%	7.53%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 2000 Value Index (USD)	7.88%	14.59%	9.23%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$299,414	451	$1,670	48%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Exchange-Traded Fund	0.3%
Cash Equivalent	1.3%
Utilities	2.1%
Communication Services	2.1%
Consumer Staples	4.1%
Materials	5.8%
Energy	6.0%
Real Estate	6.1%
Health Care	7.7%
Information Technology	8.5%
Consumer Discretionary	12.7%
Industrials	15.7%
Financials	27.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Jackson Financial Inc, Cl A	2.3%
CNO Financial Group Inc	1.5%
Columbia Banking System Inc	1.3%
Resideo Technologies Inc	1.3%
Old National Bancorp/IN, Cl A	1.2%
Commercial Metals Co, Cl A	1.2%
Photronics Inc	1.2%
Sanmina Corp	1.1%
Cleveland-Cliffs Inc	1.0%
Hancock Whitney Corp, Cl A	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Small Cap Value Fund

SEI Institutional Managed Trust/Class I Shares - SMVIX

Annual Shareholder Report: September 30, 2025

SMVIX-AR-2025

Annual Shareholder Report: September 30, 2025

Small Cap Value Fund

SEI Institutional Managed Trust/Class Y Shares - SPVYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Small Cap Value Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund, Class Y Shares	$89	0.85%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.84%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Small Cap Value Fund, Class Y Shares - $205,497
S&P 500 Index (USD) (TR)* - $382,990
Russell 2000 Value Index (USD) - $228,855
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Oct/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Small Cap Value Fund, Class Y Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 2000 Value Index (USD)
Oct/15	$100,000	$100,000	$100,000
Sep/16	$106,039	$106,451	$112,509
Sep/17	$122,941	$126,261	$135,628
Sep/18	$131,631	$148,874	$148,280
Sep/19	$119,236	$155,207	$136,054
Sep/20	$100,401	$178,720	$115,809
Sep/21	$160,484	$232,345	$189,840
Sep/22	$134,166	$196,396	$156,264
Sep/23	$153,376	$238,852	$168,519
Sep/24	$189,571	$325,678	$212,129
Sep/25	$205,497	$382,990	$228,855
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

Class Y Shares modestly outperformed its benchmark, the Russell 2000 Value Index, for the 12-month period ending September 30, 2025.

Among the Fund’s sub-advisers, Easterly Investment Partners LLC was the largest contributor performance for the reporting period, attributable to positive stock selection in the energy and consumer discretionary sectors. LSV Asset Management also outperformed despite value headwinds due to positive stock selection in healthcare and financials. The value strategy of the quantitative investment management (QIM) team within SEI Investments Management Corp. contributed modestly to Fund performance due to strong stock selection in the industrials sector. Leeward Investments, LLC was the sole Fund sub-adviser to underperform the period, attributable to quality and low volatility style headwinds.

On a sector basis, positive stock selection in financials and industrials enhanced Fund performance for the period. This was partially offset by weak stock selection in materials and information technology. Sector positioning had a positive impact on Fund performance due largely to an underweight allocation to the real estate sector and an overweight to information technology.

On a factor basis, the Fund’s bias away from the most expensive stocks in the benchmark index presented a steep headwind to performance. Pro-quality positioning also significantly detracted from performance. Both of these negative effects were offset by positive stock selection.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Small Cap Value Fund, Class Y Shares	8.40%	15.40%	8.04%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 2000 Value Index (USD)	7.88%	14.59%	9.23%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance. Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$299,414	451	$1,670	48%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Exchange-Traded Fund	0.3%
Cash Equivalent	1.3%
Utilities	2.1%
Communication Services	2.1%
Consumer Staples	4.1%
Materials	5.8%
Energy	6.0%
Real Estate	6.1%
Health Care	7.7%
Information Technology	8.5%
Consumer Discretionary	12.7%
Industrials	15.7%
Financials	27.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Jackson Financial Inc, Cl A	2.3%
CNO Financial Group Inc	1.5%
Columbia Banking System Inc	1.3%
Resideo Technologies Inc	1.3%
Old National Bancorp/IN, Cl A	1.2%
Commercial Metals Co, Cl A	1.2%
Photronics Inc	1.2%
Sanmina Corp	1.1%
Cleveland-Cliffs Inc	1.0%
Hancock Whitney Corp, Cl A	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Small Cap Value Fund

SEI Institutional Managed Trust/Class Y Shares - SPVYX

Annual Shareholder Report: September 30, 2025

SPVYX-AR-2025

Annual Shareholder Report: September 30, 2025

Small Cap Growth Fund

SEI Institutional Managed Trust/Class F Shares - SSCGX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Small Cap Growth Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Growth Fund, Class F Shares	$113	1.10%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.09%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Small Cap Growth Fund, Class F Shares - $229,104
S&P 500 Index (USD) (TR)* - $415,297
Russell 2000 Growth Index (USD) (TR)* - $257,143
$500,000
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Small Cap Growth Fund, Class F Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 2000 Growth Index (USD) (TR)Footnote Reference*
Sep/15	$100,000	$100,000	$100,000
Sep/16	$108,496	$115,430	$112,124
Sep/17	$129,399	$136,911	$135,648
Sep/18	$162,071	$161,433	$164,222
Sep/19	$139,554	$168,300	$148,401
Sep/20	$147,481	$193,796	$171,722
Sep/21	$207,604	$251,944	$228,845
Sep/22	$155,248	$212,963	$161,858
Sep/23	$166,598	$259,000	$177,383
Sep/24	$215,422	$353,150	$226,443
Sep/25	$229,104	$415,297	$257,143
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, the Russell 2000 Growth Index, for the 12-month period ending September 30, 2025.

All Fund sub-advisers detracted from performance for the reporting period due to the prevalence of riskier, more speculative assets within the benchmark outperforming. The Informed Momentum Company LLC was the smallest detractor due to momentum and growth style tailwinds. Jackson Creek Investment Advisors LLC was hampered by value style headwinds, which partially offset tailwinds to momentum. The momentum strategy of the quantitative investment management (QIM) team within SEI Investments Management Corp. weighed on Fund performance given its larger-quality bias, which outweighed momentum style tailwinds. Polen Capital Management, LLC’s (Polen) strategy hampered Fund performance on quality style headwinds and poor stock selection within the information technology and industrials sector. Geneva Capital Management LLC (Geneva), which was hired as a Fund sub-adviser in June 2025, underperformed the benchmark because of quality and low volatility headwinds plus poor stock selection within the industrials and information technology sectors.

From a sector perspective, weak stock selection results in industrials and information technology were outsized detractors from Fund performance for the period. Sector positioning had a modestly positive impact attributable to an underweight to healthcare.

Fund performance for the period benefited from its tilt towards the momentum factor, but was hampered by its quality bias as low-quality stocks significantly outperformed the benchmark. The post- “Liberation Day” rally which was extended by artificial intelligence (AI) euphoria presented a meaningful headwind to Fund performance, but it we believe that this lower-quality rally will not persist.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Small Cap Growth Fund, Class F Shares	6.35%	9.21%	8.64%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 2000 Growth Index (USD) (TR)Footnote Reference*	13.56%	8.41%	9.91%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$295,002	401	$1,571	155%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Utilities	0.7%
Communication Services	0.8%
Cash Equivalent	0.9%
Energy	2.0%
Real Estate	2.4%
Consumer Staples	2.7%
Materials	3.5%
Consumer Discretionary	12.1%
Financials	15.2%
Health Care	15.9%
Information Technology	17.8%
Industrials	26.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
ExlService Holdings Inc	1.9%
Adtalem Global Education Inc	1.7%
Bridgebio Pharma Inc	1.4%
Stride Inc	1.3%
TTM Technologies Inc	1.3%
Credo Technology Group Holding Ltd	1.3%
UMB Financial Corp	1.2%
Urban Outfitters Inc	1.1%
Primoris Services Corp	1.0%
Sterling Infrastructure Inc	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

Over the reporting period, Polen was terminated as a Fund’s sub-adviser, while Geneva was added as a manager.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Small Cap Growth Fund

SEI Institutional Managed Trust/Class F Shares - SSCGX

Annual Shareholder Report: September 30, 2025

SSCGX-AR-2025

Annual Shareholder Report: September 30, 2025

Small Cap Growth Fund

SEI Institutional Managed Trust/Class I Shares - SPWIX

Fund Overview

This annual shareholder report contains important information about Class I Shares of the Small Cap Growth Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Growth Fund, Class I Shares	$140	1.36%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.34%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Small Cap Growth Fund, Class I Shares - $223,455
S&P 500 Index (USD) (TR)* - $415,297
Russell 2000 Growth Index (USD) (TR)* - $257,143
$500,000
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Small Cap Growth Fund, Class I Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 2000 Growth Index (USD) (TR)Footnote Reference*
Sep/15	$100,000	$100,000	$100,000
Sep/16	$108,246	$115,430	$112,124
Sep/17	$128,783	$136,911	$135,648
Sep/18	$160,873	$161,433	$164,222
Sep/19	$138,148	$168,300	$148,401
Sep/20	$145,667	$193,796	$171,722
Sep/21	$204,547	$251,944	$228,845
Sep/22	$152,570	$212,963	$161,858
Sep/23	$163,302	$259,000	$177,383
Sep/24	$210,622	$353,150	$226,443
Sep/25	$223,455	$415,297	$257,143
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

Class I Shares underperformed its benchmark, the Russell 2000 Growth Index, for the 12-month period ending September 30, 2025.

All Fund sub-advisers detracted from performance for the reporting period due to the prevalence of riskier, more speculative assets within the benchmark outperforming. The Informed Momentum Company LLC was the smallest detractor due to momentum and growth style tailwinds. Jackson Creek Investment Advisors LLC was hampered by value style headwinds, which partially offset tailwinds to momentum. The momentum strategy of the quantitative investment management (QIM) team within SEI Investments Management Corp. weighed on Fund performance given its larger-quality bias, which outweighed momentum style tailwinds. Polen Capital Management, LLC’s (Polen) strategy hampered Fund performance on quality style headwinds and poor stock selection within the information technology and industrials sector. Geneva Capital Management LLC (Geneva), which was hired as a Fund sub-adviser in June 2025, underperformed the benchmark because of quality and low volatility headwinds plus poor stock selection within the industrials and information technology sectors.

From a sector perspective, weak stock selection results in industrials and information technology were outsized detractors from Fund performance for the period. Sector positioning had a modestly positive impact attributable to an underweight to healthcare.

Fund performance for the period benefited from its tilt towards the momentum factor, but was hampered by its quality bias as low-quality stocks significantly outperformed the benchmark. The post- “Liberation Day” rally which was extended by artificial intelligence (AI) euphoria presented a meaningful headwind to Fund performance, but it we believe that this lower-quality rally will not persist.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Small Cap Growth Fund, Class I Shares	6.09%	8.93%	8.37%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 2000 Growth Index (USD) (TR)Footnote Reference*	13.56%	8.41%	9.91%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$295,002	401	$1,571	155%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Utilities	0.7%
Communication Services	0.8%
Cash Equivalent	0.9%
Energy	2.0%
Real Estate	2.4%
Consumer Staples	2.7%
Materials	3.5%
Consumer Discretionary	12.1%
Financials	15.2%
Health Care	15.9%
Information Technology	17.8%
Industrials	26.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
ExlService Holdings Inc	1.9%
Adtalem Global Education Inc	1.7%
Bridgebio Pharma Inc	1.4%
Stride Inc	1.3%
TTM Technologies Inc	1.3%
Credo Technology Group Holding Ltd	1.3%
UMB Financial Corp	1.2%
Urban Outfitters Inc	1.1%
Primoris Services Corp	1.0%
Sterling Infrastructure Inc	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

Over the reporting period, Polen was terminated as a Fund’s sub-adviser, while Geneva was added as a manager.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Small Cap Growth Fund

SEI Institutional Managed Trust/Class I Shares - SPWIX

Annual Shareholder Report: September 30, 2025

SPWIX-AR-2025

Annual Shareholder Report: September 30, 2025

Small Cap Growth Fund

SEI Institutional Managed Trust/Class Y Shares - SMAYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Small Cap Growth Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Growth Fund, Class Y Shares	$88	0.85%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.84%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Small Cap Growth Fund, Class Y Shares - $225,363
S&P 500 Index (USD) (TR)* - $382,990
Russell 2000 Growth Index (USD) (TR)* - $243,340
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Oct/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Small Cap Growth Fund, Class Y Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 2000 Growth Index (USD) (TR)Footnote Reference*
Oct/15	$100,000	$100,000	$100,000
Sep/16	$104,365	$106,451	$106,105
Sep/17	$124,786	$126,261	$128,367
Sep/18	$156,645	$148,874	$155,407
Sep/19	$135,210	$155,207	$140,435
Sep/20	$143,277	$178,720	$162,504
Sep/21	$202,175	$232,345	$216,561
Sep/22	$151,612	$196,396	$153,170
Sep/23	$163,102	$238,852	$167,861
Sep/24	$211,384	$325,678	$214,288
Sep/25	$225,363	$382,990	$243,340
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, the Russell 2000 Growth Index, for the 12-month period ending September 30, 2025.

All Fund sub-advisers detracted from performance for the reporting period due to the prevalence of riskier, more speculative assets within the benchmark outperforming. The Informed Momentum Company LLC was the smallest detractor due to momentum and growth style tailwinds. Jackson Creek Investment Advisors LLC was hampered by value style headwinds, which partially offset tailwinds to momentum. The momentum strategy of the quantitative investment management (QIM) team within SEI Investments Management Corp. weighed on Fund performance given its larger-quality bias, which outweighed momentum style tailwinds. Polen Capital Management, LLC’s (Polen) strategy hampered Fund performance on quality style headwinds and poor stock selection within the information technology and industrials sector. Geneva Capital Management LLC (Geneva), which was hired as a Fund sub-adviser in June 2025, underperformed the benchmark because of quality and low volatility headwinds plus poor stock selection within the industrials and information technology sectors.

From a sector perspective, weak stock selection results in industrials and information technology were outsized detractors from Fund performance for the period. Sector positioning had a modestly positive impact attributable to an underweight to healthcare.

Fund performance for the period benefited from its tilt towards the momentum factor, but was hampered by its quality bias as low-quality stocks significantly outperformed the benchmark. The post- “Liberation Day” rally which was extended by artificial intelligence (AI) euphoria presented a meaningful headwind to Fund performance, but it we believe that this lower-quality rally will not persist.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Small Cap Growth Fund, Class Y Shares	6.61%	9.48%	8.91%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 2000 Growth Index (USD) (TR)Footnote Reference*	13.56%	8.41%	9.91%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance. Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$295,002	401	$1,571	155%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Utilities	0.7%
Communication Services	0.8%
Cash Equivalent	0.9%
Energy	2.0%
Real Estate	2.4%
Consumer Staples	2.7%
Materials	3.5%
Consumer Discretionary	12.1%
Financials	15.2%
Health Care	15.9%
Information Technology	17.8%
Industrials	26.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
ExlService Holdings Inc	1.9%
Adtalem Global Education Inc	1.7%
Bridgebio Pharma Inc	1.4%
Stride Inc	1.3%
TTM Technologies Inc	1.3%
Credo Technology Group Holding Ltd	1.3%
UMB Financial Corp	1.2%
Urban Outfitters Inc	1.1%
Primoris Services Corp	1.0%
Sterling Infrastructure Inc	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

Over the reporting period, Polen was terminated as a Fund’s sub-adviser, while Geneva was added as a manager.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Small Cap Growth Fund

SEI Institutional Managed Trust/Class Y Shares - SMAYX

Annual Shareholder Report: September 30, 2025

SMAYX-AR-2025

Annual Shareholder Report: September 30, 2025

Tax-Managed Small/Mid Cap Fund

SEI Institutional Managed Trust/Class F Shares - STMSX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Tax-Managed Small/Mid Cap Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Small/Mid Cap Fund, Class F Shares	$115	1.11%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Tax-Managed Small/Mid Cap Fund, Class F Shares - $223,358
S&P 500 Index (USD) (TR)* - $415,297
Russell 2500 Index (USD) - $271,864
$500,000
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Tax-Managed Small/Mid Cap Fund, Class F Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 2500 Index (USD)
Sep/15	$100,000	$100,000	$100,000
Sep/16	$108,553	$115,430	$114,435
Sep/17	$126,908	$136,911	$134,796
Sep/18	$146,433	$161,433	$156,624
Sep/19	$134,326	$168,300	$150,290
Sep/20	$126,974	$193,796	$153,624
Sep/21	$183,504	$251,944	$222,799
Sep/22	$148,713	$212,963	$175,772
Sep/23	$163,901	$259,000	$195,606
Sep/24	$208,788	$353,150	$246,790
Sep/25	$223,358	$415,297	$271,864
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, the Russell 2500 Index, for the 12-month period ending September 30, 2025.

Among the Fund’s sub-advisers, the momentum strategies of both Hillsdale Investment Management Inc. and the quantitative investment management (QIM) team within SEI Investments Management Corp. outperformed the benchmark over the reporting period, benefitting from moderate tailwinds to the momentum factor. Easterly Investment Partners LLC outperformed as well, despite value style headwinds, through positive stock selection. Martingale Asset Management, LP moderately underperformed the benchmark as low volatility was broadly out of favor outside of the first quarter of 2025. QIM’s value strategy also weighed on Fund performance amid value style headwinds. Geneva Capital Management LLC was hampered by the quality style’s underperformance and poor stock selection.

On a sector basis, poor stock selection in information technology and financials detracted from Fund performance. This was partially offset by positive stock selection in the consumer discretionary sector. Sector positioning had a modestly positive impact on Fund performance largely because of an underweight allocation to real estate and an overweight to financials.

Fund performance for the reporting period generally benefited from positive active exposure to the momentum factor, but suffered style headwinds due to its higher-quality bias and avoidance of the most expensive stocks in the benchmark.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Tax-Managed Small/Mid Cap Fund, Class F Shares	6.98%	11.96%	8.37%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 2500 Index (USD)	10.16%	12.09%	10.52%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$696,930	656	$3,984	36%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Futures Contracts	0.0%
Cash Equivalent	1.2%
Utilities	1.3%
Communication Services	1.6%
Real Estate	3.5%
Energy	4.0%
Consumer Staples	4.2%
Materials	5.6%
Consumer Discretionary	11.6%
Health Care	11.9%
Information Technology	14.1%
Industrials	19.8%
Financials	21.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Jackson Financial Inc, Cl A	1.7%
Commercial Metals Co, Cl A	1.2%
ExlService Holdings Inc	1.2%
FNB Corp/PA	1.1%
Lincoln National Corp	1.1%
Columbia Banking System Inc	1.0%
Old National Bancorp/IN, Cl A	1.0%
Delek US Holdings Inc	0.9%
Astec Industries Inc	0.9%
Urban Outfitters Inc	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Tax-Managed Small/Mid Cap Fund

SEI Institutional Managed Trust/Class F Shares - STMSX

Annual Shareholder Report: September 30, 2025

STMSX-AR-2025

Annual Shareholder Report: September 30, 2025

Tax-Managed Small/Mid Cap Fund

SEI Institutional Managed Trust/Class Y Shares - STMPX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Tax-Managed Small/Mid Cap Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Small/Mid Cap Fund, Class Y Shares	$92	0.89%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Tax-Managed Small/Mid Cap Fund, Class Y Shares - $228,298
S&P 500 Index (USD) (TR)* - $415,297
Russell 2500 Index (USD) - $271,864
$500,000
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Tax-Managed Small/Mid Cap Fund, Class Y Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 2500 Index (USD)
Sep/15	$100,000	$100,000	$100,000
Sep/16	$108,791	$115,430	$114,435
Sep/17	$127,441	$136,911	$134,796
Sep/18	$147,443	$161,433	$156,624
Sep/19	$135,469	$168,300	$150,290
Sep/20	$128,431	$193,796	$153,624
Sep/21	$185,979	$251,944	$222,799
Sep/22	$150,993	$212,963	$175,772
Sep/23	$166,832	$259,000	$195,606
Sep/24	$212,965	$353,150	$246,790
Sep/25	$228,298	$415,297	$271,864
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, the Russell 2500 Index, for the 12-month period ending September 30, 2025.

Among the Fund’s sub-advisers, the momentum strategies of both Hillsdale Investment Management Inc. and the quantitative investment management (QIM) team within SEI Investments Management Corp. outperformed the benchmark over the reporting period, benefitting from moderate tailwinds to the momentum factor. Easterly Investment Partners LLC outperformed as well, despite value style headwinds, through positive stock selection. Martingale Asset Management, LP moderately underperformed the benchmark as low volatility was broadly out of favor outside of the first quarter of 2025. QIM’s value strategy also weighed on Fund performance amid value style headwinds. Geneva Capital Management LLC was hampered by the quality style’s underperformance and poor stock selection.

On a sector basis, poor stock selection in information technology and financials detracted from Fund performance. This was partially offset by positive stock selection in the consumer discretionary sector. Sector positioning had a modestly positive impact on Fund performance largely because of an underweight allocation to real estate and an overweight to financials.

Fund performance for the reporting period generally benefited from positive active exposure to the momentum factor, but suffered style headwinds due to its higher-quality bias and avoidance of the most expensive stocks in the benchmark.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Tax-Managed Small/Mid Cap Fund, Class Y Shares	7.20%	12.19%	8.61%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 2500 Index (USD)	10.16%	12.09%	10.52%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$696,930	656	$3,984	36%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Futures Contracts	0.0%
Cash Equivalent	1.2%
Utilities	1.3%
Communication Services	1.6%
Real Estate	3.5%
Energy	4.0%
Consumer Staples	4.2%
Materials	5.6%
Consumer Discretionary	11.6%
Health Care	11.9%
Information Technology	14.1%
Industrials	19.8%
Financials	21.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Jackson Financial Inc, Cl A	1.7%
Commercial Metals Co, Cl A	1.2%
ExlService Holdings Inc	1.2%
FNB Corp/PA	1.1%
Lincoln National Corp	1.1%
Columbia Banking System Inc	1.0%
Old National Bancorp/IN, Cl A	1.0%
Delek US Holdings Inc	0.9%
Astec Industries Inc	0.9%
Urban Outfitters Inc	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Tax-Managed Small/Mid Cap Fund

SEI Institutional Managed Trust/Class Y Shares - STMPX

Annual Shareholder Report: September 30, 2025

STMPX-AR-2025

Annual Shareholder Report: September 30, 2025

Mid-Cap Fund

SEI Institutional Managed Trust/Class F Shares - SEMCX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Mid-Cap Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Fund, Class F Shares	$103	0.99%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.98%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Mid-Cap Fund, Class F Shares - $263,759
S&P 500 Index (USD) (TR)* - $415,297
Russell Midcap Index (USD) - $294,011
$500,000
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Mid-Cap Fund, Class F Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell Midcap Index (USD)
Sep/15	$100,000	$100,000	$100,000
Sep/16	$114,102	$115,430	$114,249
Sep/17	$134,086	$136,911	$131,756
Sep/18	$152,068	$161,433	$150,176
Sep/19	$147,351	$168,300	$154,959
Sep/20	$143,119	$193,796	$162,014
Sep/21	$199,640	$251,944	$223,753
Sep/22	$168,348	$212,963	$180,359
Sep/23	$188,155	$259,000	$204,610
Sep/24	$241,871	$353,150	$264,618
Sep/25	$263,759	$415,297	$294,011
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, the Russell Midcap Index, for the 12-month period ending September 30, 2025.

Among the Fund’s sub-advisers, Los Angeles Capital Management LLC (LA Capital) outperformed the Fund’s benchmark for the period, benefiting from moderate tailwinds to the momentum factor. The first quarter was the only stretch of underperformance for the manager, as the market shifted into a risk-off mode leading up to the Trump administration’s announcement on new tariffs on imports. As a trend-following approach, this rapid shift in risk appetite posed a challenge to LA Capital. Nonetheless, the manager outperformed in the other, more risk-on environments in the fourth quarter of 2024, and the second and third quarters of 2025.

Leeward Investments, LLC’s (Leeward) tilts toward both value and quality presented headwinds for the majority of the reporting period, as neither factor performed well. The first quarter was the lone exception, where quality–and low volatility in particular–outperformed. Outside of the first quarter of 2025, the market was in a risk-on mode and Leeward lagged the broader benchmark index. Leeward manages roughly 25% of the Fund’ assets, which limited this negative contribution to Fund performance for the period.

At the Fund level, a pro-momentum tilt generally bolstered performance for the reporting period, while positive quality positioning had little impact, and an underweight allocation to the most expensive names in the benchmark detracted from performance. From a sector perspective, stock selection in healthcare and industrials contributed positively to Fund performance, though these were offset by weak selection in communication services, financials, and information technology. Sector positioning had little effect on Fund performance, while an underweight to materials and an overweight to financials enhanced performance. Underweights to the information technology and communication services sectors detracted from performance.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Mid-Cap Fund, Class F Shares	9.05%	13.01%	10.18%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell Midcap Index (USD)	11.11%	12.66%	11.39%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$73,013	308	$293	62%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Rights	0.0%
Registered Investment Company	0.2%
Communication Services	1.7%
Cash Equivalent	1.8%
Consumer Staples	2.9%
Materials	4.4%
Energy	5.1%
Real Estate	6.1%
Utilities	7.5%
Consumer Discretionary	10.3%
Information Technology	11.1%
Health Care	11.8%
Financials	17.3%
Industrials	19.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Keysight Technologies Inc	2.0%
Synchrony Financial	1.1%
Allstate Corp/The	1.1%
M&T Bank Corp	1.0%
Howmet Aerospace Inc	1.0%
Anglogold Ashanti PLC	1.0%
Gentex Corp	1.0%
AECOM	0.9%
Simon Property Group Inc	0.9%
Veeva Systems Inc, Cl A	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Mid-Cap Fund

SEI Institutional Managed Trust/Class F Shares - SEMCX

Annual Shareholder Report: September 30, 2025

SEMCX-AR-2025

Annual Shareholder Report: September 30, 2025

Mid-Cap Fund

SEI Institutional Managed Trust/Class I Shares - SIPIX

Fund Overview

This annual shareholder report contains important information about Class I Shares of the Mid-Cap Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Fund, Class I Shares	$127	1.22%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.20%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Mid-Cap Fund, Class I Shares - $257,984
S&P 500 Index (USD) (TR)* - $415,297
Russell Midcap Index (USD) - $294,011
$500,000
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Mid-Cap Fund, Class I Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell Midcap Index (USD)
Sep/15	$100,000	$100,000	$100,000
Sep/16	$113,843	$115,430	$114,249
Sep/17	$133,557	$136,911	$131,756
Sep/18	$151,068	$161,433	$150,176
Sep/19	$146,125	$168,300	$154,959
Sep/20	$141,558	$193,796	$162,014
Sep/21	$197,034	$251,944	$223,753
Sep/22	$165,745	$212,963	$180,359
Sep/23	$184,806	$259,000	$204,610
Sep/24	$237,132	$353,150	$264,618
Sep/25	$257,984	$415,297	$294,011
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

Class I Shares underperformed its benchmark, the Russell Midcap Index, for the 12-month period ending September 30, 2025.

Among the Fund’s sub-advisers, Los Angeles Capital Management LLC (LA Capital) outperformed the Fund’s benchmark for the period, benefiting from moderate tailwinds to the momentum factor. The first quarter was the only stretch of underperformance for the manager, as the market shifted into a risk-off mode leading up to the Trump administration’s announcement on new tariffs on imports. As a trend-following approach, this rapid shift in risk appetite posed a challenge to LA Capital. Nonetheless, the manager outperformed in the other, more risk-on environments in the fourth quarter of 2024, and the second and third quarters of 2025.

Leeward Investments, LLC’s (Leeward) tilts toward both value and quality presented headwinds for the majority of the reporting period, as neither factor performed well. The first quarter was the lone exception, where quality–and low volatility in particular–outperformed. Outside of the first quarter of 2025, the market was in a risk-on mode and Leeward lagged the broader benchmark index. Leeward manages roughly 25% of the Fund’ assets, which limited this negative contribution to Fund performance for the period.

At the Fund level, a pro-momentum tilt generally bolstered performance for the reporting period, while positive quality positioning had little impact, and an underweight allocation to the most expensive names in the benchmark detracted from performance. From a sector perspective, stock selection in healthcare and industrials contributed positively to Fund performance, though these were offset by weak selection in communication services, financials, and information technology. Sector positioning had little effect on Fund performance, while an underweight to materials and an overweight to financials enhanced performance. Underweights to the information technology and communication services sectors detracted from performance.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Mid-Cap Fund, Class I Shares	8.79%	12.75%	9.94%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell Midcap Index (USD)	11.11%	12.66%	11.39%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$73,013	308	$293	62%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Rights	0.0%
Registered Investment Company	0.2%
Communication Services	1.7%
Cash Equivalent	1.8%
Consumer Staples	2.9%
Materials	4.4%
Energy	5.1%
Real Estate	6.1%
Utilities	7.5%
Consumer Discretionary	10.3%
Information Technology	11.1%
Health Care	11.8%
Financials	17.3%
Industrials	19.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Keysight Technologies Inc	2.0%
Synchrony Financial	1.1%
Allstate Corp/The	1.1%
M&T Bank Corp	1.0%
Howmet Aerospace Inc	1.0%
Anglogold Ashanti PLC	1.0%
Gentex Corp	1.0%
AECOM	0.9%
Simon Property Group Inc	0.9%
Veeva Systems Inc, Cl A	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Mid-Cap Fund

SEI Institutional Managed Trust/Class I Shares - SIPIX

Annual Shareholder Report: September 30, 2025

SIPIX-AR-2025

Annual Shareholder Report: September 30, 2025

Mid-Cap Fund

SEI Institutional Managed Trust/Class Y Shares - SFDYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Mid-Cap Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Fund, Class Y Shares	$78	0.75%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.73%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Mid-Cap Fund, Class Y Shares - $254,315
S&P 500 Index (USD) (TR)* - $382,990
Russell Midcap Index (USD) - $276,847
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Oct/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Mid-Cap Fund, Class Y Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell Midcap Index (USD)
Oct/15	$100,000	$100,000	$100,000
Sep/16	$107,556	$106,451	$107,580
Sep/17	$126,743	$126,261	$124,064
Sep/18	$144,079	$148,874	$141,409
Sep/19	$139,969	$155,207	$145,913
Sep/20	$136,323	$178,720	$152,556
Sep/21	$190,585	$232,345	$210,691
Sep/22	$161,080	$196,396	$169,830
Sep/23	$180,472	$238,852	$192,665
Sep/24	$232,636	$325,678	$249,171
Sep/25	$254,315	$382,990	$276,847
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, the Russell Midcap Index, for the 12-month period ending September 30, 2025.

Among the Fund’s sub-advisers, Los Angeles Capital Management LLC (LA Capital) outperformed the Fund’s benchmark for the period, benefiting from moderate tailwinds to the momentum factor. The first quarter was the only stretch of underperformance for the manager, as the market shifted into a risk-off mode leading up to the Trump administration’s announcement on new tariffs on imports. As a trend-following approach, this rapid shift in risk appetite posed a challenge to LA Capital. Nonetheless, the manager outperformed in the other, more risk-on environments in the fourth quarter of 2024, and the second and third quarters of 2025.

Leeward Investments, LLC’s (Leeward) tilts toward both value and quality presented headwinds for the majority of the reporting period, as neither factor performed well. The first quarter was the lone exception, where quality–and low volatility in particular–outperformed. Outside of the first quarter of 2025, the market was in a risk-on mode and Leeward lagged the broader benchmark index. Leeward manages roughly 25% of the Fund’ assets, which limited this negative contribution to Fund performance for the period.

At the Fund level, a pro-momentum tilt generally bolstered performance for the reporting period, while positive quality positioning had little impact, and an underweight allocation to the most expensive names in the benchmark detracted from performance. From a sector perspective, stock selection in healthcare and industrials contributed positively to Fund performance, though these were offset by weak selection in communication services, financials, and information technology. Sector positioning had little effect on Fund performance, while an underweight to materials and an overweight to financials enhanced performance. Underweights to the information technology and communication services sectors detracted from performance.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Mid-Cap Fund, Class Y Shares	9.32%	13.28%	10.46%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell Midcap Index (USD)	11.11%	12.66%	11.39%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance. Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$73,013	308	$293	62%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Rights	0.0%
Registered Investment Company	0.2%
Communication Services	1.7%
Cash Equivalent	1.8%
Consumer Staples	2.9%
Materials	4.4%
Energy	5.1%
Real Estate	6.1%
Utilities	7.5%
Consumer Discretionary	10.3%
Information Technology	11.1%
Health Care	11.8%
Financials	17.3%
Industrials	19.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Keysight Technologies Inc	2.0%
Synchrony Financial	1.1%
Allstate Corp/The	1.1%
M&T Bank Corp	1.0%
Howmet Aerospace Inc	1.0%
Anglogold Ashanti PLC	1.0%
Gentex Corp	1.0%
AECOM	0.9%
Simon Property Group Inc	0.9%
Veeva Systems Inc, Cl A	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Mid-Cap Fund

SEI Institutional Managed Trust/Class Y Shares - SFDYX

Annual Shareholder Report: September 30, 2025

SFDYX-AR-2025

Annual Shareholder Report: September 30, 2025

U.S. Managed Volatility Fund

SEI Institutional Managed Trust/Class F Shares - SVOAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the U.S. Managed Volatility Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Managed Volatility Fund, Class F Shares	$94	0.90%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

U.S. Managed Volatility Fund, Class F Shares - $243,353
S&P 500 Index (USD) (TR)* - $415,297
Russell 3000 Index (USD) (TR)* - $394,470
MSCI USA Minimum Volatility (USD) (NR)† - $275,044
$500,000
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	U.S. Managed Volatility Fund, Class F Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 3000 Index (USD) (TR)Footnote Reference*	MSCI USA Minimum Volatility (USD) (NR)Footnote Reference†
Sep/15	$100,000	$100,000	$100,000	$100,000
Sep/16	$112,011	$115,430	$114,964	$116,595
Sep/17	$125,289	$136,911	$136,470	$131,214
Sep/18	$140,115	$161,433	$160,461	$150,780
Sep/19	$151,170	$168,300	$165,143	$171,930
Sep/20	$143,813	$193,796	$189,916	$174,122
Sep/21	$173,137	$251,944	$250,453	$203,038
Sep/22	$162,782	$212,963	$206,305	$184,461
Sep/23	$179,436	$259,000	$248,517	$205,105
Sep/24	$224,154	$353,150	$335,979	$260,915
Sep/25	$243,353	$415,297	$394,470	$275,044
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, the Russell 3000 Index, for the 12-month period ending September 30, 2025.

The Fund’s exposure to low-volatility and value stocks detracted from performance for the reporting period. The Fund’s defensive sector positioning also weighed on performance as the higher-beta sectors outperformed the lower-beta sectors.

Among the Fund's sub-advisers, LSV Asset Management underperformed due largely to the strategy’s tilt toward low-volatility and value stocks. An overweight to consumer staples and health care, as well as an underweight to information technology, detracted from performance. An overweight to communication services and underweight to utilities bolstered performance.

The quantitative investment management (QIM) team within SEI Investments Management Corporation also underperformed given the strategy’s exposure to low-volatility and value stocks. An overweight to consumer staples and healthcare, as well as an underweight to information technology, detracted from performance. This was partially offset by the lack of exposure to real estate. Fund performance was hampered by stock selection in information technology, industrials, and communication services, and benefited from stock selection in healthcare.

Acadian Asset Management LLC (Acadian) underperformed following its addition as a Fund sub-adviser in April 2025, due mainly to its exposure to low-volatility stocks and defensive positioning. Stock selection was challenged in information technology, industrials, communication services, and financials.

Allspring Global Investments, LLC (Allspring) outperformed for the period of time that it was a Fund sub-adviser. Exposure to low-volatility stocks contributed to performance as low-beta stocks outperformed high-beta stocks during this period. The manager’s stock selection was particularly favorable in healthcare, information technology, consumer discretionary, and utilities.

Regarding the use of derivatives, the Fund employed equity index futures to provide stock-like performance to a portion of the liquidity reserve account, which contained cash available for fund withdrawals. This benefited Fund performance for the reporting period.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
U.S. Managed Volatility Fund, Class F Shares	8.57%	11.09%	9.30%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 3000 Index (USD) (TR)Footnote Reference*	17.41%	15.74%	14.71%
MSCI USA Minimum Volatility (USD) (NR)Footnote Reference†	5.42%	9.57%	10.65%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$552,857	249	$1,788	68%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Real Estate	0.2%
Cash Equivalent	1.2%
Materials	1.5%
Energy	2.1%
Utilities	2.9%
Financials	8.2%
Consumer Discretionary	8.3%
Industrials	8.3%
Communication Services	13.0%
Consumer Staples	13.3%
Health Care	18.0%
Information Technology	22.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AT&T Inc	2.1%
Cisco Systems Inc	2.1%
Verizon Communications Inc	2.0%
Johnson & Johnson	1.9%
Altria Group Inc	1.8%
Electronic Arts Inc	1.8%
Microsoft Corp	1.6%
eBay Inc	1.6%
Bristol-Myers Squibb Co	1.6%
Gilead Sciences Inc	1.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

In April 2025, Allspring was terminated as a Fund sub-adviser, and Acadian was hired to directly manage a portion of the Fund’s assets.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

U.S. Managed Volatility Fund

SEI Institutional Managed Trust/Class F Shares - SVOAX

Annual Shareholder Report: September 30, 2025

SVOAX-AR-2025

Annual Shareholder Report: September 30, 2025

U.S. Managed Volatility Fund

SEI Institutional Managed Trust/Class I Shares - SEVIX

Fund Overview

This annual shareholder report contains important information about Class I Shares of the U.S. Managed Volatility Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Managed Volatility Fund, Class I Shares	$120	1.15%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.14%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

U.S. Managed Volatility Fund, Class I Shares - $237,245
S&P 500 Index (USD) (TR)* - $415,297
Russell 3000 Index (USD) (TR)* - $394,470
MSCI USA Minimum Volatility (USD) (NR)† - $275,044
$500,000
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	U.S. Managed Volatility Fund, Class I Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 3000 Index (USD) (TR)Footnote Reference*	MSCI USA Minimum Volatility (USD) (NR)Footnote Reference†
Sep/15	$100,000	$100,000	$100,000	$100,000
Sep/16	$111,760	$115,430	$114,964	$116,595
Sep/17	$124,697	$136,911	$136,470	$131,214
Sep/18	$139,101	$161,433	$160,461	$150,780
Sep/19	$149,700	$168,300	$165,143	$171,930
Sep/20	$141,966	$193,796	$189,916	$174,122
Sep/21	$170,597	$251,944	$250,453	$203,038
Sep/22	$159,923	$212,963	$206,305	$184,461
Sep/23	$175,735	$259,000	$248,517	$205,105
Sep/24	$219,041	$353,150	$335,979	$260,915
Sep/25	$237,245	$415,297	$394,470	$275,044
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

How did the Fund perform in the last year?

Class I Shares underperformed its benchmark, the Russell 3000 Index, for the 12-month period ending September 30, 2025.

The Fund’s exposure to low-volatility and value stocks detracted from performance for the reporting period. The Fund’s defensive sector positioning also weighed on performance as the higher-beta sectors outperformed the lower-beta sectors.

Among the Fund's sub-advisers, LSV Asset Management underperformed due largely to the strategy’s tilt toward low-volatility and value stocks. An overweight to consumer staples and health care, as well as an underweight to information technology, detracted from performance. An overweight to communication services and underweight to utilities bolstered performance.

The quantitative investment management (QIM) team within SEI Investments Management Corporation also underperformed given the strategy’s exposure to low-volatility and value stocks. An overweight to consumer staples and healthcare, as well as an underweight to information technology, detracted from performance. This was partially offset by the lack of exposure to real estate. Fund performance was hampered by stock selection in information technology, industrials, and communication services, and benefited from stock selection in healthcare.

Acadian Asset Management LLC (Acadian) underperformed following its addition as a Fund sub-adviser in April 2025, due mainly to its exposure to low-volatility stocks and defensive positioning. Stock selection was challenged in information technology, industrials, communication services, and financials.

Allspring Global Investments, LLC (Allspring) outperformed for the period of time that it was a Fund sub-adviser. Exposure to low-volatility stocks contributed to performance as low-beta stocks outperformed high-beta stocks during this period. The manager’s stock selection was particularly favorable in healthcare, information technology, consumer discretionary, and utilities.

Regarding the use of derivatives, the Fund employed equity index futures to provide stock-like performance to a portion of the liquidity reserve account, which contained cash available for fund withdrawals. This benefited Fund performance for the reporting period.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
U.S. Managed Volatility Fund, Class I Shares	8.31%	10.82%	9.02%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 3000 Index (USD) (TR)Footnote Reference*	17.41%	15.74%	14.71%
MSCI USA Minimum Volatility (USD) (NR)Footnote Reference†	5.42%	9.57%	10.65%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$552,857	249	$1,788	68%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Real Estate	0.2%
Cash Equivalent	1.2%
Materials	1.5%
Energy	2.1%
Utilities	2.9%
Financials	8.2%
Consumer Discretionary	8.3%
Industrials	8.3%
Communication Services	13.0%
Consumer Staples	13.3%
Health Care	18.0%
Information Technology	22.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AT&T Inc	2.1%
Cisco Systems Inc	2.1%
Verizon Communications Inc	2.0%
Johnson & Johnson	1.9%
Altria Group Inc	1.8%
Electronic Arts Inc	1.8%
Microsoft Corp	1.6%
eBay Inc	1.6%
Bristol-Myers Squibb Co	1.6%
Gilead Sciences Inc	1.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

In April 2025, Allspring was terminated as a Fund sub-adviser, and Acadian was hired to directly manage a portion of the Fund’s assets.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

U.S. Managed Volatility Fund

SEI Institutional Managed Trust/Class I Shares - SEVIX

Annual Shareholder Report: September 30, 2025

SEVIX-AR-2025

Annual Shareholder Report: September 30, 2025

U.S. Managed Volatility Fund

SEI Institutional Managed Trust/Class Y Shares - SUSYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the U.S. Managed Volatility Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Managed Volatility Fund, Class Y Shares	$68	0.65%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.64%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

U.S. Managed Volatility Fund, Class Y Shares - $249,407
S&P 500 Index (USD) (TR)* - $415,297
Russell 3000 Index (USD) (TR)* - $394,470
MSCI USA Minimum Volatility (USD) (NR)† - $275,044
$500,000
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	U.S. Managed Volatility Fund, Class Y Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 3000 Index (USD) (TR)Footnote Reference*	MSCI USA Minimum Volatility (USD) (NR)Footnote Reference†
Sep/15	$100,000	$100,000	$100,000	$100,000
Sep/16	$112,281	$115,430	$114,964	$116,595
Sep/17	$125,902	$136,911	$136,470	$131,214
Sep/18	$141,148	$161,433	$160,461	$150,780
Sep/19	$152,660	$168,300	$165,143	$171,930
Sep/20	$145,611	$193,796	$189,916	$174,122
Sep/21	$175,729	$251,944	$250,453	$203,038
Sep/22	$165,658	$212,963	$206,305	$184,461
Sep/23	$182,953	$259,000	$248,517	$205,105
Sep/24	$229,152	$353,150	$335,979	$260,915
Sep/25	$249,407	$415,297	$394,470	$275,044
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, the Russell 3000 Index, for the 12-month period ending September 30, 2025.

The Fund’s exposure to low-volatility and value stocks detracted from performance for the reporting period. The Fund’s defensive sector positioning also weighed on performance as the higher-beta sectors outperformed the lower-beta sectors.

Among the Fund's sub-advisers, LSV Asset Management underperformed due largely to the strategy’s tilt toward low-volatility and value stocks. An overweight to consumer staples and health care, as well as an underweight to information technology, detracted from performance. An overweight to communication services and underweight to utilities bolstered performance.

The quantitative investment management (QIM) team within SEI Investments Management Corporation also underperformed given the strategy’s exposure to low-volatility and value stocks. An overweight to consumer staples and healthcare, as well as an underweight to information technology, detracted from performance. This was partially offset by the lack of exposure to real estate. Fund performance was hampered by stock selection in information technology, industrials, and communication services, and benefited from stock selection in healthcare.

Acadian Asset Management LLC (Acadian) underperformed following its addition as a Fund sub-adviser in April 2025, due mainly to its exposure to low-volatility stocks and defensive positioning. Stock selection was challenged in information technology, industrials, communication services, and financials.

Allspring Global Investments, LLC (Allspring) outperformed for the period of time that it was a Fund sub-adviser. Exposure to low-volatility stocks contributed to performance as low-beta stocks outperformed high-beta stocks during this period. The manager’s stock selection was particularly favorable in healthcare, information technology, consumer discretionary, and utilities.

Regarding the use of derivatives, the Fund employed equity index futures to provide stock-like performance to a portion of the liquidity reserve account, which contained cash available for fund withdrawals. This benefited Fund performance for the reporting period.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
U.S. Managed Volatility Fund, Class Y Shares	8.84%	11.36%	9.57%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 3000 Index (USD) (TR)Footnote Reference*	17.41%	15.74%	14.71%
MSCI USA Minimum Volatility (USD) (NR)Footnote Reference†	5.42%	9.57%	10.65%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$552,857	249	$1,788	68%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Real Estate	0.2%
Cash Equivalent	1.2%
Materials	1.5%
Energy	2.1%
Utilities	2.9%
Financials	8.2%
Consumer Discretionary	8.3%
Industrials	8.3%
Communication Services	13.0%
Consumer Staples	13.3%
Health Care	18.0%
Information Technology	22.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AT&T Inc	2.1%
Cisco Systems Inc	2.1%
Verizon Communications Inc	2.0%
Johnson & Johnson	1.9%
Altria Group Inc	1.8%
Electronic Arts Inc	1.8%
Microsoft Corp	1.6%
eBay Inc	1.6%
Bristol-Myers Squibb Co	1.6%
Gilead Sciences Inc	1.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

In April 2025, Allspring was terminated as a Fund sub-adviser, and Acadian was hired to directly manage a portion of the Fund’s assets.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

U.S. Managed Volatility Fund

SEI Institutional Managed Trust/Class Y Shares - SUSYX

Annual Shareholder Report: September 30, 2025

SUSYX-AR-2025

Annual Shareholder Report: September 30, 2025

Global Managed Volatility Fund

SEI Institutional Managed Trust/Class F Shares - SVTAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Global Managed Volatility Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Managed Volatility Fund, Class F Shares	$114	1.09%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.08%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Global Managed Volatility Fund, Class F Shares - $213,630
MSCI ACWI ex USA Index (USD) (NR)* † - $220,465
MSCI World Index (USD) (NR)† - $322,601
MSCI World Minimum Volatility Index (USD) (NR)† - $224,874
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Global Managed Volatility Fund, Class F Shares	MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	MSCI World Index (USD) (NR)Footnote Reference†	MSCI World Minimum Volatility Index (USD) (NR)Footnote Reference†
Sep/15	$100,000	$100,000	$100,000	$100,000
Sep/16	$113,078	$109,257	$111,358	$116,680
Sep/17	$125,699	$130,682	$131,586	$127,521
Sep/18	$135,907	$132,985	$146,373	$140,716
Sep/19	$142,365	$131,351	$149,049	$155,988
Sep/20	$136,204	$135,293	$164,560	$156,033
Sep/21	$155,823	$167,650	$211,988	$176,271
Sep/22	$141,510	$125,458	$170,369	$154,570
Sep/23	$158,823	$151,037	$207,771	$171,126
Sep/24	$194,199	$189,329	$275,144	$210,567
Sep/25	$213,630	$220,465	$322,601	$224,874
Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, the MSCI World Index (Net), for the 12-month period ending September 30, 2025.

The Fund’s exposure to low-volatility stocks detracted from performance for the period. The Fund’s defensive sector positioning hampered performance as higher-beta sectors outperformed lower-beta sectors. Exposure to smaller-cap stocks was a common detractor among the Fund’s sub-advisers during the period.

The quantitative investment management (QIM) team within SEI Investments Management Corporation underperformed the benchmark over the reporting period due largely to the strategy’s tilt toward low-volatility stocks. Overweights to consumer staples and healthcare, as well as underweights to financials and information technology, hampered Fund performance, while an overweight to communication services was a contributor. Stock selection in information technology, industrials, financials, and communication services weighed on performance, while stock selection in healthcare bolstered performance.

Acadian Asset Management LLC underperformed due to the strategy’s exposure to low-volatility stocks. An overweight to consumer staples and underweights to financials and information technology also were detractors; this was partially offset by an overweight to communication services. Stock selection in information technology, communication services, and financials hampered Fund performance, though favorable selection in healthcare and consumer staples had a positive impact.

Allspring Global Investments, LLC (Allspring) outperformed the benchmark for the period of time that it was a Fund sub-adviser. Exposure to low-volatility stocks contributed to performance as low-beta stocks outperformed high-beta stocks during this period. Allspring benefited from strong stock selection in the information technology, healthcare, financials, and consumer discretionary sectors.

Regarding the use of derivatives during the period, the Fund employed equity index futures to provide stock-like performance to a portion of the liquidity reserve account, which contained cash available for Fund withdrawals. This contributed to the Fund’s positive absolute return for the period.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Global Managed Volatility Fund, Class F Shares	10.01%	9.42%	7.89%
MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	16.45%	10.26%	8.23%
MSCI World Index (USD) (NR)Footnote Reference†	17.25%	14.41%	12.43%
MSCI World Minimum Volatility Index (USD) (NR)Footnote Reference†	6.79%	7.58%	8.44%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$752,688	463	$4,002	78%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Forward Contracts	-0.1%
Futures Contracts	0.0%
Other Countries	4.2%
Norway	1.6%
Germany	1.6%
Israel	1.7%
France	2.0%
Spain	2.3%
Hong Kong	2.5%
Canada	2.9%
Netherlands	3.0%
United Kingdom	4.1%
Switzerland	4.6%
Japan	9.5%
United States	60.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AT&T Inc	2.0%
Electronic Arts Inc	1.9%
Johnson & Johnson	1.8%
Cisco Systems Inc	1.8%
Visa Inc, Cl A	1.6%
Microsoft Corp	1.6%
Novartis AG	1.6%
Koninklijke Ahold Delhaize NV	1.6%
McKesson Corp	1.6%
Motorola Solutions Inc	1.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

In April 2025, Allspring was terminated as a Fund sub-adviser.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Global Managed Volatility Fund

SEI Institutional Managed Trust/Class F Shares - SVTAX

Annual Shareholder Report: September 30, 2025

SVTAX-AR-2025

Annual Shareholder Report: September 30, 2025

Global Managed Volatility Fund

SEI Institutional Managed Trust/Class I Shares - SGMIX

Fund Overview

This annual shareholder report contains important information about Class I Shares of the Global Managed Volatility Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Managed Volatility Fund, Class I Shares	$141	1.34%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.33%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Global Managed Volatility Fund, Class I Shares - $208,564
MSCI ACWI ex USA Index (USD) (NR)* † - $220,465
MSCI World Index (USD) (NR)† - $322,601
MSCI World Minimum Volatility Index (USD) (NR)† - $224,874
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Global Managed Volatility Fund, Class I Shares	MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	MSCI World Index (USD) (NR)Footnote Reference†	MSCI World Minimum Volatility Index (USD) (NR)Footnote Reference†
Sep/15	$100,000	$100,000	$100,000	$100,000
Sep/16	$112,973	$109,257	$111,358	$116,680
Sep/17	$125,171	$130,682	$131,586	$127,521
Sep/18	$135,027	$132,985	$146,373	$140,716
Sep/19	$141,040	$131,351	$149,049	$155,988
Sep/20	$134,673	$135,293	$164,560	$156,033
Sep/21	$153,536	$167,650	$211,988	$176,271
Sep/22	$139,157	$125,458	$170,369	$154,570
Sep/23	$155,949	$151,037	$207,771	$171,126
Sep/24	$190,038	$189,329	$275,144	$210,567
Sep/25	$208,564	$220,465	$322,601	$224,874
Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

How did the Fund perform in the last year?

Class I Shares underperformed its benchmark, the MSCI World Index (Net), for the 12-month period ending September 30, 2025.

The Fund’s exposure to low-volatility stocks detracted from performance for the period. The Fund’s defensive sector positioning hampered performance as higher-beta sectors outperformed lower-beta sectors. Exposure to smaller-cap stocks was a common detractor among the Fund’s sub-advisers during the period.

The quantitative investment management (QIM) team within SEI Investments Management Corporation underperformed the benchmark over the reporting period due largely to the strategy’s tilt toward low-volatility stocks. Overweights to consumer staples and healthcare, as well as underweights to financials and information technology, hampered Fund performance, while an overweight to communication services was a contributor. Stock selection in information technology, industrials, financials, and communication services weighed on performance, while stock selection in healthcare bolstered performance.

Acadian Asset Management LLC underperformed due to the strategy’s exposure to low-volatility stocks. An overweight to consumer staples and underweights to financials and information technology also were detractors; this was partially offset by an overweight to communication services. Stock selection in information technology, communication services, and financials hampered Fund performance, though favorable selection in healthcare and consumer staples had a positive impact.

Allspring Global Investments, LLC (Allspring) outperformed the benchmark for the period of time that it was a Fund sub-adviser. Exposure to low-volatility stocks contributed to performance as low-beta stocks outperformed high-beta stocks during this period. Allspring benefited from strong stock selection in the information technology, healthcare, financials, and consumer discretionary sectors.

Regarding the use of derivatives during the period, the Fund employed equity index futures to provide stock-like performance to a portion of the liquidity reserve account, which contained cash available for Fund withdrawals. This contributed to the Fund’s positive absolute return for the period.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Global Managed Volatility Fund, Class I Shares	9.75%	9.14%	7.63%
MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	16.45%	10.26%	8.23%
MSCI World Index (USD) (NR)Footnote Reference†	17.25%	14.41%	12.43%
MSCI World Minimum Volatility Index (USD) (NR)Footnote Reference†	6.79%	7.58%	8.44%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$752,688	463	$4,002	78%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Forward Contracts	-0.1%
Futures Contracts	0.0%
Other Countries	4.2%
Norway	1.6%
Germany	1.6%
Israel	1.7%
France	2.0%
Spain	2.3%
Hong Kong	2.5%
Canada	2.9%
Netherlands	3.0%
United Kingdom	4.1%
Switzerland	4.6%
Japan	9.5%
United States	60.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AT&T Inc	2.0%
Electronic Arts Inc	1.9%
Johnson & Johnson	1.8%
Cisco Systems Inc	1.8%
Visa Inc, Cl A	1.6%
Microsoft Corp	1.6%
Novartis AG	1.6%
Koninklijke Ahold Delhaize NV	1.6%
McKesson Corp	1.6%
Motorola Solutions Inc	1.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

In April 2025, Allspring was terminated as a Fund sub-adviser.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Global Managed Volatility Fund

SEI Institutional Managed Trust/Class I Shares - SGMIX

Annual Shareholder Report: September 30, 2025

SGMIX-AR-2025

Annual Shareholder Report: September 30, 2025

Global Managed Volatility Fund

SEI Institutional Managed Trust/Class Y Shares - SGLYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Global Managed Volatility Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Managed Volatility Fund, Class Y Shares	$88	0.84%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.83%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Global Managed Volatility Fund, Class Y Shares - $219,067
MSCI ACWI ex USA Index (USD) (NR)* † - $220,465
MSCI World Index (USD) (NR)† - $322,601
MSCI World Minimum Volatility Index (USD) (NR)† - $224,874
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Global Managed Volatility Fund, Class Y Shares	MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	MSCI World Index (USD) (NR)Footnote Reference†	MSCI World Minimum Volatility Index (USD) (NR)Footnote Reference†
Sep/15	$100,000	$100,000	$100,000	$100,000
Sep/16	$113,488	$109,257	$111,358	$116,680
Sep/17	$126,334	$130,682	$131,586	$127,521
Sep/18	$137,022	$132,985	$146,373	$140,716
Sep/19	$143,805	$131,351	$149,049	$155,988
Sep/20	$137,945	$135,293	$164,560	$156,033
Sep/21	$158,160	$167,650	$211,988	$176,271
Sep/22	$144,006	$125,458	$170,369	$154,570
Sep/23	$162,176	$151,037	$207,771	$171,126
Sep/24	$198,682	$189,329	$275,144	$210,567
Sep/25	$219,067	$220,465	$322,601	$224,874
Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, the MSCI World Index (Net), for the 12-month period ending September 30, 2025.

The Fund’s exposure to low-volatility stocks detracted from performance for the period. The Fund’s defensive sector positioning hampered performance as higher-beta sectors outperformed lower-beta sectors. Exposure to smaller-cap stocks was a common detractor among the Fund’s sub-advisers during the period.

The quantitative investment management (QIM) team within SEI Investments Management Corporation underperformed the benchmark over the reporting period due largely to the strategy’s tilt toward low-volatility stocks. Overweights to consumer staples and healthcare, as well as underweights to financials and information technology, hampered Fund performance, while an overweight to communication services was a contributor. Stock selection in information technology, industrials, financials, and communication services weighed on performance, while stock selection in healthcare bolstered performance.

Acadian Asset Management LLC underperformed due to the strategy’s exposure to low-volatility stocks. An overweight to consumer staples and underweights to financials and information technology also were detractors; this was partially offset by an overweight to communication services. Stock selection in information technology, communication services, and financials hampered Fund performance, though favorable selection in healthcare and consumer staples had a positive impact.

Allspring Global Investments, LLC (Allspring) outperformed the benchmark for the period of time that it was a Fund sub-adviser. Exposure to low-volatility stocks contributed to performance as low-beta stocks outperformed high-beta stocks during this period. Allspring benefited from strong stock selection in the information technology, healthcare, financials, and consumer discretionary sectors.

Regarding the use of derivatives during the period, the Fund employed equity index futures to provide stock-like performance to a portion of the liquidity reserve account, which contained cash available for Fund withdrawals. This contributed to the Fund’s positive absolute return for the period.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Global Managed Volatility Fund, Class Y Shares	10.26%	9.69%	8.16%
MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	16.45%	10.26%	8.23%
MSCI World Index (USD) (NR)Footnote Reference†	17.25%	14.41%	12.43%
MSCI World Minimum Volatility Index (USD) (NR)Footnote Reference†	6.79%	7.58%	8.44%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$752,688	463	$4,002	78%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Forward Contracts	-0.1%
Futures Contracts	0.0%
Other Countries	4.2%
Norway	1.6%
Germany	1.6%
Israel	1.7%
France	2.0%
Spain	2.3%
Hong Kong	2.5%
Canada	2.9%
Netherlands	3.0%
United Kingdom	4.1%
Switzerland	4.6%
Japan	9.5%
United States	60.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AT&T Inc	2.0%
Electronic Arts Inc	1.9%
Johnson & Johnson	1.8%
Cisco Systems Inc	1.8%
Visa Inc, Cl A	1.6%
Microsoft Corp	1.6%
Novartis AG	1.6%
Koninklijke Ahold Delhaize NV	1.6%
McKesson Corp	1.6%
Motorola Solutions Inc	1.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

In April 2025, Allspring was terminated as a Fund sub-adviser.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Global Managed Volatility Fund

SEI Institutional Managed Trust/Class Y Shares - SGLYX

Annual Shareholder Report: September 30, 2025

SGLYX-AR-2025

Annual Shareholder Report: September 30, 2025

Tax-Managed Managed Volatility Fund

SEI Institutional Managed Trust/Class F Shares - TMMAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Tax-Managed Managed Volatility Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Managed Volatility Fund, Class F Shares	$95	0.92%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.91%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Tax-Managed Managed Volatility Fund, Class F Shares - $271,529
S&P 500 Index (USD) (TR)* - $415,297
Russell 3000 Index (USD) (TR)* - $394,470
MSCI USA Minimum Volatility (USD) (NR)† - $275,044
$500,000
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Tax-Managed Managed Volatility Fund, Class F Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 3000 Index (USD) (TR)Footnote Reference*	MSCI USA Minimum Volatility (USD) (NR)Footnote Reference†
Sep/15	$100,000	$100,000	$100,000	$100,000
Sep/16	$112,239	$115,430	$114,964	$116,595
Sep/17	$126,645	$136,911	$136,470	$131,214
Sep/18	$142,171	$161,433	$160,461	$150,780
Sep/19	$152,346	$168,300	$165,143	$171,930
Sep/20	$150,012	$193,796	$189,916	$174,122
Sep/21	$181,155	$251,944	$250,453	$203,038
Sep/22	$176,670	$212,963	$206,305	$184,461
Sep/23	$196,072	$259,000	$248,517	$205,105
Sep/24	$253,479	$353,150	$335,979	$260,915
Sep/25	$271,529	$415,297	$394,470	$275,044
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, the Russell 3000 Index, for the 12-month period ending September 30, 2025.

The Fund’s exposure to low-volatility and value stocks detracted from performance for the reporting period. The Fund’s defensive sector positioning also weighed on performance as the higher-beta sectors outperformed the lower-beta sectors.

Among the Fund's sub-advisers, LSV Asset Management underperformed due to its tilt toward low-volatility and value stocks. An overweight to consumer staples and health care, as well as an underweight to information technology, also detracted from performance. An underweight to the real estate sector bolstered performance.

The quantitative investment management (QIM) team within SEI Investments Management Corporation also underperformed given the strategy’s exposure to low-volatility and value stocks. An overweight to consumer staples and healthcare, as well as an underweight to information technology, detracted from performance. This was partially offset by an underweight to real estate. Fund performance was hampered by stock selection in information technology, industrials, and communication services, and benefited from stock selection in healthcare.

Acadian Asset Management LLC (Acadian) underperformed following its addition as a Fund sub-adviser in April 2025, due mainly to its exposure to low-volatility stocks. An overweight to consumer staples and healthcare, as well as an underweight to information technology, detracted from performance. This was partially offset by an overweight to communication services and underweight to financials. Stock selection in information technology and communication services weighed on performance.

Allspring Global Investments, LLC (Allspring) outperformed for the period of time that it was a Fund sub-adviser. Exposure to low-volatility stocks contributed to performance as low-beta stocks outperformed high-beta stocks during this period.

Regarding the use of derivatives, the Fund employed equity index futures to provide stock-like performance to a portion of the liquidity reserve account, which contained cash available for fund withdrawals. This benefited Fund performance for the reporting period.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Tax-Managed Managed Volatility Fund, Class F Shares	7.12%	12.60%	10.50%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 3000 Index (USD) (TR)Footnote Reference*	17.41%	15.74%	14.71%
MSCI USA Minimum Volatility (USD) (NR)Footnote Reference†	5.42%	9.57%	10.65%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$687,481	182	$2,444	43%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Real Estate	0.3%
Energy	1.5%
Cash Equivalent	2.4%
Materials	2.6%
Utilities	3.9%
Consumer Discretionary	7.3%
Industrials	9.3%
Financials	10.5%
Communication Services	11.4%
Consumer Staples	13.5%
Health Care	15.0%
Information Technology	22.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	2.3%
Cisco Systems Inc	2.0%
AT&T Inc	2.0%
AutoZone Inc	1.9%
Walmart Inc	1.7%
Waste Management Inc	1.7%
Verizon Communications Inc	1.7%
AbbVie Inc	1.6%
Apple Inc	1.6%
Altria Group Inc	1.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

In April 2025, Allspring was terminated as a Fund sub-adviser, and Acadian was hired as a Fund manager.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Tax-Managed Managed Volatility Fund

SEI Institutional Managed Trust/Class F Shares - TMMAX

Annual Shareholder Report: September 30, 2025

TMMAX-AR-2025

Annual Shareholder Report: September 30, 2025

Tax-Managed Managed Volatility Fund

SEI Institutional Managed Trust/Class Y Shares - STVYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Tax-Managed Managed Volatility Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Managed Volatility Fund, Class Y Shares	$69	0.67%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.66%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Tax-Managed Managed Volatility Fund, Class Y Shares - $278,200
S&P 500 Index (USD) (TR)* - $415,297
Russell 3000 Index (USD) (TR)* - $394,470
MSCI USA Minimum Volatility (USD) (NR)† - $275,044
$500,000
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Tax-Managed Managed Volatility Fund, Class Y Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 3000 Index (USD) (TR)Footnote Reference*	MSCI USA Minimum Volatility (USD) (NR)Footnote Reference†
Sep/15	$100,000	$100,000	$100,000	$100,000
Sep/16	$112,424	$115,430	$114,964	$116,595
Sep/17	$127,176	$136,911	$136,470	$131,214
Sep/18	$143,203	$161,433	$160,461	$150,780
Sep/19	$153,835	$168,300	$165,143	$171,930
Sep/20	$151,781	$193,796	$189,916	$174,122
Sep/21	$183,833	$251,944	$250,453	$203,038
Sep/22	$179,642	$212,963	$206,305	$184,461
Sep/23	$199,873	$259,000	$248,517	$205,105
Sep/24	$259,053	$353,150	$335,979	$260,915
Sep/25	$278,200	$415,297	$394,470	$275,044
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, the Russell 3000 Index, for the 12-month period ending September 30, 2025.

The Fund’s exposure to low-volatility and value stocks detracted from performance for the reporting period. The Fund’s defensive sector positioning also weighed on performance as the higher-beta sectors outperformed the lower-beta sectors.

Among the Fund's sub-advisers, LSV Asset Management underperformed due to its tilt toward low-volatility and value stocks. An overweight to consumer staples and health care, as well as an underweight to information technology, also detracted from performance. An underweight to the real estate sector bolstered performance.

The quantitative investment management (QIM) team within SEI Investments Management Corporation also underperformed given the strategy’s exposure to low-volatility and value stocks. An overweight to consumer staples and healthcare, as well as an underweight to information technology, detracted from performance. This was partially offset by an underweight to real estate. Fund performance was hampered by stock selection in information technology, industrials, and communication services, and benefited from stock selection in healthcare.

Acadian Asset Management LLC (Acadian) underperformed following its addition as a Fund sub-adviser in April 2025, due mainly to its exposure to low-volatility stocks. An overweight to consumer staples and healthcare, as well as an underweight to information technology, detracted from performance. This was partially offset by an overweight to communication services and underweight to financials. Stock selection in information technology and communication services weighed on performance.

Allspring Global Investments, LLC (Allspring) outperformed for the period of time that it was a Fund sub-adviser. Exposure to low-volatility stocks contributed to performance as low-beta stocks outperformed high-beta stocks during this period.

Regarding the use of derivatives, the Fund employed equity index futures to provide stock-like performance to a portion of the liquidity reserve account, which contained cash available for fund withdrawals. This benefited Fund performance for the reporting period.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Tax-Managed Managed Volatility Fund, Class Y Shares	7.39%	12.88%	10.77%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 3000 Index (USD) (TR)Footnote Reference*	17.41%	15.74%	14.71%
MSCI USA Minimum Volatility (USD) (NR)Footnote Reference†	5.42%	9.57%	10.65%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$687,481	182	$2,444	43%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Real Estate	0.3%
Energy	1.5%
Cash Equivalent	2.4%
Materials	2.6%
Utilities	3.9%
Consumer Discretionary	7.3%
Industrials	9.3%
Financials	10.5%
Communication Services	11.4%
Consumer Staples	13.5%
Health Care	15.0%
Information Technology	22.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	2.3%
Cisco Systems Inc	2.0%
AT&T Inc	2.0%
AutoZone Inc	1.9%
Walmart Inc	1.7%
Waste Management Inc	1.7%
Verizon Communications Inc	1.7%
AbbVie Inc	1.6%
Apple Inc	1.6%
Altria Group Inc	1.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

In April 2025, Allspring was terminated as a Fund sub-adviser, and Acadian was hired as a Fund manager.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Tax-Managed Managed Volatility Fund

SEI Institutional Managed Trust/Class Y Shares - STVYX

Annual Shareholder Report: September 30, 2025

STVYX-AR-2025

Annual Shareholder Report: September 30, 2025

Tax-Managed International Managed Volatility Fund

SEI Institutional Managed Trust/Class F Shares - SMINX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Tax-Managed International Managed Volatility Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed International Managed Volatility Fund, Class F Shares	$120	1.11%

How did the Fund perform since inception?

Total Return Based on $100,000 Investment

Tax-Managed International Managed Volatility Fund, Class F Shares - $168,717
MSCI ACWI ex USA Index (USD) (NR)* † - $204,730
MSCI EAFE Index (USD) (NR)† ‡ - $211,380
MSCI EAFE Minimum Volatility (USD) (NR)† ‡ - $171,671
$240,000
$220,000
$200,000
$180,000
$160,000
$140,000
$120,000
$100,000
$80,000
$60,000
Oct/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Tax-Managed International Managed Volatility Fund, Class F Shares	MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	MSCI EAFE Index (USD) (NR)Footnote Reference†Footnote Reference‡	MSCI EAFE Minimum Volatility (USD) (NR)Footnote Reference†Footnote Reference‡
Oct/16	$100,000	$100,000	$100,000	$100,000
Sep/17	$115,647	$121,355	$122,295	$114,813
Sep/18	$116,724	$123,493	$125,642	$121,038
Sep/19	$113,504	$121,976	$123,959	$125,336
Sep/20	$110,007	$125,637	$124,572	$121,342
Sep/21	$124,565	$155,684	$156,625	$137,007
Sep/22	$98,811	$116,504	$117,264	$106,152
Sep/23	$119,406	$140,257	$147,338	$124,475
Sep/24	$145,299	$175,816	$183,827	$150,985
Sep/25	$168,717	$204,730	$211,380	$171,671
Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
Footnote‡	EAFE – Europe, Australasia, and the Far East

How did the Fund perform in the last year?

Class F Shares outperformed its benchmark, the MSCI EAFE Index, for the 12-month period ending September 30, 2025.

Fund performance for the reporting period benefited from exposure to value stocks. Conversely, the exposure to low-volatility stocks detracted from performance. Exposure to smaller-cap stocks was a common headwind among the Fund’s sub-advisers.

LSV Asset Management outperformed the benchmark for the period due largely its tilt toward value stocks within the low-volatility segment of the market. Overweights to the financials sector and an underweight to healthcare contributed to performance. Stock selection was particularly favorable in the consumer staples and healthcare sectors.

Acadian Asset Management LLC performed roughly in line with the benchmark during the period. Exposure to low-volatility stocks detracted from performance, but stock selection among low-volatility stocks had a positive impact. Stock selection in healthcare and consumer staples benefited performance.

The quantitative investment management (QIM) team within SEI Investments Management Corporation underperformed the benchmark for the period of time that it was a Fund sub-adviser. Exposure to low-volatility stocks detracted from performance, while holdings in value stocks had a positive impact.

Allspring Global Investments, LLC (Allspring) outperformed the benchmark for the period of time that it was a Fund sub-adviser. Exposure to low-volatility stocks contributed to performance as low-beta stocks outperformed high beta stocks during this period. Exposure to value stocks also bolstered performance. Stock selection was particularly favorable within the industrials, information technology, consumer discretionary, and consumer staples sectors.

Regarding the use of derivatives, the Fund employed equity index futures to provide stock-like performance to a portion of the liquidity reserve account, which contained cash available for fund withdrawals. This contributed positively to Fund performance for the period.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Tax-Managed International Managed Volatility Fund, Class F Shares	16.12%	8.93%	6.01%
MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	16.45%	10.26%	8.41%
MSCI EAFE Index (USD) (NR)Footnote Reference†Footnote Reference‡	14.99%	11.15%	8.71%
MSCI EAFE Minimum Volatility (USD) (NR)Footnote Reference†Footnote Reference‡	13.70%	7.19%	6.22%

Since its inception on October 17, 2016. The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$226,635	404	$897	66%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Other Countries	13.3%
Norway	2.2%
Denmark	2.3%
Spain	3.4%
Netherlands	3.4%
Hong Kong	3.5%
Australia	4.1%
Singapore	4.1%
Germany	7.3%
France	8.4%
Switzerland	9.0%
United Kingdom	12.6%
Japan	24.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Novartis AG	2.0%
Koninklijke Ahold Delhaize NV	1.7%
Orange SA	1.6%
Imperial Brands PLC	1.6%
Tesco PLC	1.4%
Deutsche Telekom AG	1.3%
WH Group Ltd	1.3%
Engie SA	1.3%
Bridgestone Corp	1.2%
Telenor ASA	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

In April 2025, Allspring was terminated as a Fund sub-adviser and QIM was added to directly manage a portion of the Fund’s assets.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Tax-Managed International Managed Volatility Fund

SEI Institutional Managed Trust/Class F Shares - SMINX

Annual Shareholder Report: September 30, 2025

SMINX-AR-2025

Annual Shareholder Report: September 30, 2025

Tax-Managed International Managed Volatility Fund

SEI Institutional Managed Trust/Class Y Shares - SIMYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Tax-Managed International Managed Volatility Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed International Managed Volatility Fund, Class Y Shares	$93	0.86%

How did the Fund perform since inception?

Total Return Based on $100,000 Investment

Tax-Managed International Managed Volatility Fund, Class Y Shares - $172,432
MSCI ACWI ex USA Index (USD) (NR)* † - $204,730
MSCI EAFE Index (USD) (NR)† ‡ - $211,380
MSCI EAFE Minimum Volatility (USD) (NR)† ‡ - $171,671
$240,000
$220,000
$200,000
$180,000
$160,000
$140,000
$120,000
$100,000
$80,000
Oct/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Tax-Managed International Managed Volatility Fund, Class Y Shares	MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	MSCI EAFE Index (USD) (NR)Footnote Reference†Footnote Reference‡	MSCI EAFE Minimum Volatility (USD) (NR)Footnote Reference†Footnote Reference‡
Oct/16	$100,000	$100,000	$100,000	$100,000
Sep/17	$115,904	$121,355	$122,295	$114,813
Sep/18	$117,245	$123,493	$125,642	$121,038
Sep/19	$114,350	$121,976	$123,959	$125,336
Sep/20	$111,101	$125,637	$124,572	$121,342
Sep/21	$126,076	$155,684	$156,625	$137,007
Sep/22	$100,308	$116,504	$117,264	$106,152
Sep/23	$121,392	$140,257	$147,338	$124,475
Sep/24	$148,083	$175,816	$183,827	$150,985
Sep/25	$172,432	$204,730	$211,380	$171,671
Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
Footnote‡	EAFE – Europe, Australasia, and the Far East

How did the Fund perform in the last year?

Class Y Shares outperformed its benchmark, the MSCI EAFE Index, for the 12-month period ending September 30, 2025.

Fund performance for the reporting period benefited from exposure to value stocks. Conversely, the exposure to low-volatility stocks detracted from performance. Exposure to smaller-cap stocks was a common headwind among the Fund’s sub-advisers.

LSV Asset Management outperformed the benchmark for the period due largely its tilt toward value stocks within the low-volatility segment of the market. Overweights to the financials sector and an underweight to healthcare contributed to performance. Stock selection was particularly favorable in the consumer staples and healthcare sectors.

Acadian Asset Management LLC performed roughly in line with the benchmark during the period. Exposure to low-volatility stocks detracted from performance, but stock selection among low-volatility stocks had a positive impact. Stock selection in healthcare and consumer staples benefited performance.

The quantitative investment management (QIM) team within SEI Investments Management Corporation underperformed the benchmark for the period of time that it was a Fund sub-adviser. Exposure to low-volatility stocks detracted from performance, while holdings in value stocks had a positive impact.

Allspring Global Investments, LLC (Allspring) outperformed the benchmark for the period of time that it was a Fund sub-adviser. Exposure to low-volatility stocks contributed to performance as low-beta stocks outperformed high beta stocks during this period. Exposure to value stocks also bolstered performance. Stock selection was particularly favorable within the industrials, information technology, consumer discretionary, and consumer staples sectors.

Regarding the use of derivatives, the Fund employed equity index futures to provide stock-like performance to a portion of the liquidity reserve account, which contained cash available for fund withdrawals. This contributed positively to Fund performance for the period.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Tax-Managed International Managed Volatility Fund, Class Y Shares	16.44%	9.19%	6.27%
MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	16.45%	10.26%	8.41%
MSCI EAFE Index (USD) (NR)Footnote Reference†Footnote Reference‡	14.99%	11.15%	8.71%
MSCI EAFE Minimum Volatility (USD) (NR)Footnote Reference†Footnote Reference‡	13.70%	7.19%	6.22%

Since its inception on October 17, 2016. The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$226,635	404	$897	66%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Other Countries	13.3%
Norway	2.2%
Denmark	2.3%
Spain	3.4%
Netherlands	3.4%
Hong Kong	3.5%
Australia	4.1%
Singapore	4.1%
Germany	7.3%
France	8.4%
Switzerland	9.0%
United Kingdom	12.6%
Japan	24.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Novartis AG	2.0%
Koninklijke Ahold Delhaize NV	1.7%
Orange SA	1.6%
Imperial Brands PLC	1.6%
Tesco PLC	1.4%
Deutsche Telekom AG	1.3%
WH Group Ltd	1.3%
Engie SA	1.3%
Bridgestone Corp	1.2%
Telenor ASA	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

In April 2025, Allspring was terminated as a Fund sub-adviser and QIM was added to directly manage a portion of the Fund’s assets.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Tax-Managed International Managed Volatility Fund

SEI Institutional Managed Trust/Class Y Shares - SIMYX

Annual Shareholder Report: September 30, 2025

SIMYX-AR-2025

Annual Shareholder Report: September 30, 2025

Real Estate Fund

SEI Institutional Managed Trust/Class F Shares - SETAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Real Estate Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Fund, Class F Shares	$114	1.15%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.14%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Real Estate Fund, Class F Shares - $193,990
S&P 500 Index (USD) (TR)* - $415,297
Wilshire US Real Estate Securities Index (RESI) (USD) - $191,752
$500,000
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Real Estate Fund, Class F Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Wilshire US Real Estate Securities Index (RESI) (USD)
Sep/15	$100,000	$100,000	$100,000
Sep/16	$117,126	$115,430	$118,449
Sep/17	$116,456	$136,911	$119,398
Sep/18	$122,322	$161,433	$124,300
Sep/19	$143,548	$168,300	$147,014
Sep/20	$123,148	$193,796	$120,920
Sep/21	$170,451	$251,944	$166,976
Sep/22	$140,783	$212,963	$137,658
Sep/23	$144,577	$259,000	$143,275
Sep/24	$196,027	$353,150	$191,352
Sep/25	$193,990	$415,297	$191,752
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, the Wilshire US Real Estate Securities Index, for the 12-month period ending September 30, 2025.

Real estate investment trusts (REITs), as measured by the Wilshire US Real Estate Securities Index, largely trailed the broader U.S. equity market over the reporting period, remaining nearly flat year-over-year in an environment defined by large risk appetite and volatility fueled by artificial intelligence (AI) and the Trump administration’s tariffs on imports. The Fund’s sole sub-adviser—CenterSquare Investment Management—narrowly lagged the Fund’s benchmark over the reporting period, experiencing poor stock selection in industrial and retail-related REITs. This was partially offset by strong selection in diversified and hotel REITs. Sector positioning had a modestly positive impact on performance, benefiting from an overweight allocation to healthcare REITs, which was partially offset by an underweight to the real estate services sector. At the security level, holdings in American Healthcare REIT, Public Storage, and Ventas Inc. were the top performers for the period while Lineage Inc., United Dominion Realty Trust, and Welltower Inc. were the most notable underperformers.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Real Estate Fund, Class F Shares	-1.04%	9.51%	6.85%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Wilshire US Real Estate Securities Index (RESI) (USD)	0.21%	9.66%	6.73%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$73,609	61	$387	72%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	2.1%
Real Estate	97.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Welltower Inc	7.2%
American Tower Corp, Cl A	6.1%
Equinix Inc	5.9%
Prologis Inc	4.8%
Digital Realty Trust Inc, Cl A	4.7%
Ventas Inc	3.9%
Extra Space Storage Inc	3.7%
UDR Inc,	2.6%
Public Storage	2.6%
Healthpeak Properties Inc	2.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Real Estate Fund

SEI Institutional Managed Trust/Class F Shares - SETAX

Annual Shareholder Report: September 30, 2025

SETAX-AR-2025

Annual Shareholder Report: September 30, 2025

Real Estate Fund

SEI Institutional Managed Trust/Class I Shares - SEIRX

Fund Overview

This annual shareholder report contains important information about Class I Shares of the Real Estate Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Fund, Class I Shares	$137	1.38%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.36%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Real Estate Fund, Class I Shares - $189,815
S&P 500 Index (USD) (TR)* - $415,297
Wilshire US Real Estate Securities Index (RESI) (USD) - $191,752
$500,000
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Real Estate Fund, Class I Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Wilshire US Real Estate Securities Index (RESI) (USD)
Sep/15	$100,000	$100,000	$100,000
Sep/16	$116,905	$115,430	$118,449
Sep/17	$115,967	$136,911	$119,398
Sep/18	$121,531	$161,433	$124,300
Sep/19	$142,262	$168,300	$147,014
Sep/20	$121,800	$193,796	$120,920
Sep/21	$168,254	$251,944	$166,976
Sep/22	$138,750	$212,963	$137,658
Sep/23	$142,129	$259,000	$143,275
Sep/24	$192,225	$353,150	$191,352
Sep/25	$189,815	$415,297	$191,752
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

Class I Shares underperformed its benchmark, the Wilshire US Real Estate Securities Index, for the 12-month period ending September 30, 2025.

Real estate investment trusts (REITs), as measured by the Wilshire US Real Estate Securities Index, largely trailed the broader U.S. equity market over the reporting period, remaining nearly flat year-over-year in an environment defined by large risk appetite and volatility fueled by artificial intelligence (AI) and the Trump administration’s tariffs on imports. The Fund’s sole sub-adviser—CenterSquare Investment Management—narrowly lagged the Fund’s benchmark over the reporting period, experiencing poor stock selection in industrial and retail-related REITs. This was partially offset by strong selection in diversified and hotel REITs. Sector positioning had a modestly positive impact on performance, benefiting from an overweight allocation to healthcare REITs, which was partially offset by an underweight to the real estate services sector. At the security level, holdings in American Healthcare REIT, Public Storage, and Ventas Inc. were the top performers for the period while Lineage Inc., United Dominion Realty Trust, and Welltower Inc. were the most notable underperformers.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Real Estate Fund, Class I Shares	-1.25%	9.28%	6.62%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Wilshire US Real Estate Securities Index (RESI) (USD)	0.21%	9.66%	6.73%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$73,609	61	$387	72%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	2.1%
Real Estate	97.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Welltower Inc	7.2%
American Tower Corp, Cl A	6.1%
Equinix Inc	5.9%
Prologis Inc	4.8%
Digital Realty Trust Inc, Cl A	4.7%
Ventas Inc	3.9%
Extra Space Storage Inc	3.7%
UDR Inc,	2.6%
Public Storage	2.6%
Healthpeak Properties Inc	2.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Real Estate Fund

SEI Institutional Managed Trust/Class I Shares - SEIRX

Annual Shareholder Report: September 30, 2025

SEIRX-AR-2025

Annual Shareholder Report: September 30, 2025

Real Estate Fund

SEI Institutional Managed Trust/Class Y Shares - SREYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Real Estate Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Fund, Class Y Shares	$91	0.91%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Real Estate Fund, Class Y Shares - $199,035
S&P 500 Index (USD) (TR)* - $415,297
Wilshire US Real Estate Securities Index (RESI) (USD) - $191,752
$500,000
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Real Estate Fund, Class Y Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Wilshire US Real Estate Securities Index (RESI) (USD)
Sep/15	$100,000	$100,000	$100,000
Sep/16	$117,492	$115,430	$118,449
Sep/17	$117,061	$136,911	$119,398
Sep/18	$123,271	$161,433	$124,300
Sep/19	$145,026	$168,300	$147,014
Sep/20	$124,665	$193,796	$120,920
Sep/21	$173,049	$251,944	$166,976
Sep/22	$143,319	$212,963	$137,658
Sep/23	$147,537	$259,000	$143,275
Sep/24	$200,493	$353,150	$191,352
Sep/25	$199,035	$415,297	$191,752
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, the Wilshire US Real Estate Securities Index, for the 12-month period ending September 30, 2025.

Real estate investment trusts (REITs), as measured by the Wilshire US Real Estate Securities Index, largely trailed the broader U.S. equity market over the reporting period, remaining nearly flat year-over-year in an environment defined by large risk appetite and volatility fueled by artificial intelligence (AI) and the Trump administration’s tariffs on imports. The Fund’s sole sub-adviser—CenterSquare Investment Management—narrowly lagged the Fund’s benchmark over the reporting period, experiencing poor stock selection in industrial and retail-related REITs. This was partially offset by strong selection in diversified and hotel REITs. Sector positioning had a modestly positive impact on performance, benefiting from an overweight allocation to healthcare REITs, which was partially offset by an underweight to the real estate services sector. At the security level, holdings in American Healthcare REIT, Public Storage, and Ventas Inc. were the top performers for the period while Lineage Inc., United Dominion Realty Trust, and Welltower Inc. were the most notable underperformers.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Real Estate Fund, Class Y Shares	-0.73%	9.81%	7.13%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Wilshire US Real Estate Securities Index (RESI) (USD)	0.21%	9.66%	6.73%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$73,609	61	$387	72%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	2.1%
Real Estate	97.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Welltower Inc	7.2%
American Tower Corp, Cl A	6.1%
Equinix Inc	5.9%
Prologis Inc	4.8%
Digital Realty Trust Inc, Cl A	4.7%
Ventas Inc	3.9%
Extra Space Storage Inc	3.7%
UDR Inc,	2.6%
Public Storage	2.6%
Healthpeak Properties Inc	2.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Real Estate Fund

SEI Institutional Managed Trust/Class Y Shares - SREYX

Annual Shareholder Report: September 30, 2025

SREYX-AR-2025

Annual Shareholder Report: September 30, 2025

Core Fixed Income Fund

SEI Institutional Managed Trust/Class F Shares - TRLVX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Core Fixed Income Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Fixed Income Fund, Class F Shares	$69	0.68%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.66%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Core Fixed Income Fund, Class F Shares - $120,078
Bloomberg U.S. Aggregate Bond Index (USD) (TR)* - $119,978
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Core Fixed Income Fund, Class F Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*
Sep/15	$100,000	$100,000
Sep/16	$105,638	$105,192
Sep/17	$106,718	$105,269
Sep/18	$105,082	$103,989
Sep/19	$116,063	$114,695
Sep/20	$125,062	$122,706
Sep/21	$124,958	$121,608
Sep/22	$104,095	$103,854
Sep/23	$104,554	$104,523
Sep/24	$117,112	$116,615
Sep/25	$120,078	$119,978
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the 12-month period ending September 30, 2025.

The reporting period began with the Federal Reserve (Fed) reducing the federal funds rate by a cumulative total of 100 basis points (1.00%) during the last four months of 2024, bringing the target range to 4.25%-4.50% as the economy appeared to be softening. The Fed paused its rate-cutting cycle during the first eight months of 2025 as macroeconomic uncertainty accelerated during the year due to the evolving U.S. trade policy and the potential inflationary effects of tariffs on imported goods. The Fed subsequently implemented a 0.25% rate cut at its meeting in September.

The Fund’s overweight and security selection in agency mortgage-backed securities (MBS) bolstered performance for the period. Security selection in corporate bonds also added to performance; this was partially offset by an underweight to the sector. An overweight allocation to asset-backed securities (ABS) benefited Fund performance, most notably positions in prime tranches and an overweight to AAA rated collateralized loan obligations (CLOs).

Among the Fund’s sub-advisers, Allspring Global Investments, LLC outperformed the Fund’s benchmark during the period due to security selection in corporates and securitized assets. MetLife Investment Management, LLC also outperformed, benefiting from security selection in both corporate bonds and ABS. Jennison Associates LLC performed well as its yield-curve positioning benefitted from a steeper yield curve. This was partially offset by the negative impact of defensive positioning within the corporate sector. Metropolitan West Asset Management, LLC underperformed during the period due primarily to its underweight allocation to corporate credit as spreads continued to tighten over the period.

The Fund employed derivatives during the reporting period to manage interest-rate and credit exposure. These derivatives did not have a significant impact on Fund performance.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Core Fixed Income Fund, Class F Shares	2.53%	-0.81%	1.85%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	1.84%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,535,411	3,097	$6,796	394%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Forwards	0.0%
Purchased Swaption	0.0%
Futures Contracts	0.0%
U.S. Government Agency Obligations	0.1%
Municipal Bonds	0.3%
Loan Participations	0.4%
Materials	0.5%
Real Estate	0.7%
Sovereign Debt	0.8%
Consumer Discretionary	1.0%
Energy	1.1%
Consumer Staples	1.2%
Communication Services	1.5%
Industrials	1.7%
Cash Equivalent	1.9%
Information Technology	2.0%
Health Care	2.3%
Utilities	3.4%
Financials	6.9%
Asset-Backed Securities	7.4%
U.S. Treasury Obligations	31.0%
Mortgage-Backed Securities	40.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.625%	09/30/30	5.1%
U.S. Treasury Bonds	4.875%	08/15/45	1.9%
U.S. Treasury Bonds	4.750%	08/15/55	1.9%
U.S. Treasury Notes	3.375%	09/15/28	1.6%
U.S. Treasury Notes	3.875%	09/30/32	1.6%
U.S. Treasury Bills	4.278%	10/23/25	1.4%
U.S. Treasury Notes	4.250%	08/15/35	1.4%
U.S. Treasury Bills	4.058%	10/14/25	1.2%
U.S. Treasury Notes	4.500%	05/15/27	0.9%
U.S. Treasury Bonds	3.125%	05/15/48	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

During the reporting period, Western Asset Management Company, LLC and Western Asset Management Company Limited were terminated as Fund sub-advisers. The managers’ assets were redistributed among the Fund’s existing managers.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Core Fixed Income Fund

SEI Institutional Managed Trust/Class F Shares - TRLVX

Annual Shareholder Report: September 30, 2025

TRLVX-AR-2025

Annual Shareholder Report: September 30, 2025

Core Fixed Income Fund

SEI Institutional Managed Trust/Class I Shares - SCXIX

Fund Overview

This annual shareholder report contains important information about Class I Shares of the Core Fixed Income Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Fixed Income Fund, Class I Shares	$91	0.90%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.88%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Core Fixed Income Fund, Class I Shares - $117,394
Bloomberg U.S. Aggregate Bond Index (USD) (TR)* - $119,978
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Core Fixed Income Fund, Class I Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*
Sep/15	$100,000	$100,000
Sep/16	$105,408	$105,192
Sep/17	$106,249	$105,269
Sep/18	$104,480	$103,989
Sep/19	$115,045	$114,695
Sep/20	$123,777	$122,706
Sep/21	$123,399	$121,608
Sep/22	$102,437	$103,854
Sep/23	$102,768	$104,523
Sep/24	$114,866	$116,615
Sep/25	$117,394	$119,978
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

Class I Shares underperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the 12-month period ending September 30, 2025.

The reporting period began with the Federal Reserve (Fed) reducing the federal funds rate by a cumulative total of 100 basis points (1.00%) during the last four months of 2024, bringing the target range to 4.25%-4.50% as the economy appeared to be softening. The Fed paused its rate-cutting cycle during the first eight months of 2025 as macroeconomic uncertainty accelerated during the year due to the evolving U.S. trade policy and the potential inflationary effects of tariffs on imported goods. The Fed subsequently implemented a 0.25% rate cut at its meeting in September.

The Fund’s overweight and security selection in agency mortgage-backed securities (MBS) bolstered performance for the period. Security selection in corporate bonds also added to performance; this was partially offset by an underweight to the sector. An overweight allocation to asset-backed securities (ABS) benefited Fund performance, most notably positions in prime tranches and an overweight to AAA rated collateralized loan obligations (CLOs).

Among the Fund’s sub-advisers, Allspring Global Investments, LLC outperformed the Fund’s benchmark during the period due to security selection in corporates and securitized assets. MetLife Investment Management, LLC also outperformed, benefiting from security selection in both corporate bonds and ABS. Jennison Associates LLC performed well as its yield-curve positioning benefitted from a steeper yield curve. This was partially offset by the negative impact of defensive positioning within the corporate sector. Metropolitan West Asset Management, LLC underperformed during the period due primarily to its underweight allocation to corporate credit as spreads continued to tighten over the period.

The Fund employed derivatives during the reporting period to manage interest-rate and credit exposure. These derivatives did not have a significant impact on Fund performance.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Core Fixed Income Fund, Class I Shares	2.20%	-1.05%	1.62%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	1.84%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,535,411	3,097	$6,796	394%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Forwards	0.0%
Purchased Swaption	0.0%
Futures Contracts	0.0%
U.S. Government Agency Obligations	0.1%
Municipal Bonds	0.3%
Loan Participations	0.4%
Materials	0.5%
Real Estate	0.7%
Sovereign Debt	0.8%
Consumer Discretionary	1.0%
Energy	1.1%
Consumer Staples	1.2%
Communication Services	1.5%
Industrials	1.7%
Cash Equivalent	1.9%
Information Technology	2.0%
Health Care	2.3%
Utilities	3.4%
Financials	6.9%
Asset-Backed Securities	7.4%
U.S. Treasury Obligations	31.0%
Mortgage-Backed Securities	40.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.625%	09/30/30	5.1%
U.S. Treasury Bonds	4.875%	08/15/45	1.9%
U.S. Treasury Bonds	4.750%	08/15/55	1.9%
U.S. Treasury Notes	3.375%	09/15/28	1.6%
U.S. Treasury Notes	3.875%	09/30/32	1.6%
U.S. Treasury Bills	4.278%	10/23/25	1.4%
U.S. Treasury Notes	4.250%	08/15/35	1.4%
U.S. Treasury Bills	4.058%	10/14/25	1.2%
U.S. Treasury Notes	4.500%	05/15/27	0.9%
U.S. Treasury Bonds	3.125%	05/15/48	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

During the reporting period, Western Asset Management Company, LLC and Western Asset Management Company Limited were terminated as Fund sub-advisers. The managers’ assets were redistributed among the Fund’s existing managers.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Core Fixed Income Fund

SEI Institutional Managed Trust/Class I Shares - SCXIX

Annual Shareholder Report: September 30, 2025

SCXIX-AR-2025

Annual Shareholder Report: September 30, 2025

Core Fixed Income Fund

SEI Institutional Managed Trust/Class Y Shares - SCFYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Core Fixed Income Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Fixed Income Fund, Class Y Shares	$44	0.43%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.41%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Core Fixed Income Fund, Class Y Shares - $123,039
Bloomberg U.S. Aggregate Bond Index (USD) (TR)* - $119,978
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Core Fixed Income Fund, Class Y Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*
Sep/15	$100,000	$100,000
Sep/16	$105,903	$105,192
Sep/17	$107,250	$105,269
Sep/18	$105,965	$103,989
Sep/19	$117,320	$114,695
Sep/20	$126,681	$122,706
Sep/21	$126,889	$121,608
Sep/22	$105,873	$103,854
Sep/23	$106,722	$104,523
Sep/24	$119,826	$116,615
Sep/25	$123,039	$119,978
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the 12-month period ending September 30, 2025.

The reporting period began with the Federal Reserve (Fed) reducing the federal funds rate by a cumulative total of 100 basis points (1.00%) during the last four months of 2024, bringing the target range to 4.25%-4.50% as the economy appeared to be softening. The Fed paused its rate-cutting cycle during the first eight months of 2025 as macroeconomic uncertainty accelerated during the year due to the evolving U.S. trade policy and the potential inflationary effects of tariffs on imported goods. The Fed subsequently implemented a 0.25% rate cut at its meeting in September.

The Fund’s overweight and security selection in agency mortgage-backed securities (MBS) bolstered performance for the period. Security selection in corporate bonds also added to performance; this was partially offset by an underweight to the sector. An overweight allocation to asset-backed securities (ABS) benefited Fund performance, most notably positions in prime tranches and an overweight to AAA rated collateralized loan obligations (CLOs).

Among the Fund’s sub-advisers, Allspring Global Investments, LLC outperformed the Fund’s benchmark during the period due to security selection in corporates and securitized assets. MetLife Investment Management, LLC also outperformed, benefiting from security selection in both corporate bonds and ABS. Jennison Associates LLC performed well as its yield-curve positioning benefitted from a steeper yield curve. This was partially offset by the negative impact of defensive positioning within the corporate sector. Metropolitan West Asset Management, LLC underperformed during the period due primarily to its underweight allocation to corporate credit as spreads continued to tighten over the period.

The Fund employed derivatives during the reporting period to manage interest-rate and credit exposure. These derivatives did not have a significant impact on Fund performance.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Core Fixed Income Fund, Class Y Shares	2.68%	-0.58%	2.09%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	1.84%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,535,411	3,097	$6,796	394%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Forwards	0.0%
Purchased Swaption	0.0%
Futures Contracts	0.0%
U.S. Government Agency Obligations	0.1%
Municipal Bonds	0.3%
Loan Participations	0.4%
Materials	0.5%
Real Estate	0.7%
Sovereign Debt	0.8%
Consumer Discretionary	1.0%
Energy	1.1%
Consumer Staples	1.2%
Communication Services	1.5%
Industrials	1.7%
Cash Equivalent	1.9%
Information Technology	2.0%
Health Care	2.3%
Utilities	3.4%
Financials	6.9%
Asset-Backed Securities	7.4%
U.S. Treasury Obligations	31.0%
Mortgage-Backed Securities	40.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.625%	09/30/30	5.1%
U.S. Treasury Bonds	4.875%	08/15/45	1.9%
U.S. Treasury Bonds	4.750%	08/15/55	1.9%
U.S. Treasury Notes	3.375%	09/15/28	1.6%
U.S. Treasury Notes	3.875%	09/30/32	1.6%
U.S. Treasury Bills	4.278%	10/23/25	1.4%
U.S. Treasury Notes	4.250%	08/15/35	1.4%
U.S. Treasury Bills	4.058%	10/14/25	1.2%
U.S. Treasury Notes	4.500%	05/15/27	0.9%
U.S. Treasury Bonds	3.125%	05/15/48	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

During the reporting period, Western Asset Management Company, LLC and Western Asset Management Company Limited were terminated as Fund sub-advisers. The managers’ assets were redistributed among the Fund’s existing managers.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Core Fixed Income Fund

SEI Institutional Managed Trust/Class Y Shares - SCFYX

Annual Shareholder Report: September 30, 2025

SCFYX-AR-2025

Annual Shareholder Report: September 30, 2025

High Yield Bond Fund

SEI Institutional Managed Trust/Class F Shares - SHYAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the High Yield Bond Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Fund, Class F Shares	$93	0.90%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

High Yield Bond Fund, Class F Shares - $179,787
Bloomberg U.S. Aggregate Bond Index (USD) (TR)* - $119,978
ICE BofA U.S. High Yield Constrained Index (USD) - $180,171
$220,000
$200,000
$180,000
$160,000
$140,000
$120,000
$100,000
$80,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	High Yield Bond Fund, Class F Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	ICE BofA U.S. High Yield Constrained Index (USD)
Sep/15	$100,000	$100,000	$100,000
Sep/16	$110,442	$105,192	$112,824
Sep/17	$121,210	$105,269	$123,038
Sep/18	$125,921	$103,989	$126,661
Sep/19	$131,272	$114,695	$134,639
Sep/20	$130,841	$122,706	$137,630
Sep/21	$154,186	$121,608	$153,401
Sep/22	$134,166	$103,854	$131,826
Sep/23	$146,615	$104,523	$145,265
Sep/24	$167,492	$116,615	$168,028
Sep/25	$179,787	$119,978	$180,171
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

Class F Shares outperformed its benchmark, the ICE BofA U.S. High Yield Constrained Index, for the 12-month period ending September 30, 2025.

Contributors to Fund performance for the period included both an overweight allocation to and security selection in the healthcare sector, an allocation to structured credit (which is managed by SEI Investments Management Corporation), and an underweight to and selection within the leisure sector. Security selection in the retail, basic industry, and transportation sectors detracted from Fund performance.

Among Fund managers, Ares Capital Management II LLC outperformed the benchmark due to security selection in the healthcare and technology and electronics sectors. Benefit Street Partners, LLC outperformed the benchmark due to an overweight to and security selection in the financial services sector, as well as security selection within technology and electronics. Brigade Capital Management, LP’s outperformance was attributable to an overweight to and security selection in the healthcare and financial services sectors. J.P. Morgan Investment Management Inc. outperformed due to an overweight to and security selection in media and security selection in telecommunications. T. Rowe Price Associates, Inc. outperformed due to security selection in the real estate and banking sectors.

Regarding the use of derivatives during the period, the Fund employed currency forwards to hedge the currency risk of a position. The currency forwards did not have a significant impact on Fund performance.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
High Yield Bond Fund, Class F Shares	7.34%	6.56%	6.04%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	1.84%
ICE BofA U.S. High Yield Constrained Index (USD)	7.23%	5.53%	6.06%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,150,170	1,298	$4,602	66%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Forwards	0.0%
U.S. Treasury Obligations	0.1%
Warrants	0.2%
Preferred Stock	1.3%
Consumer Staples	1.9%
Real Estate	2.5%
Utilities	2.7%
Cash Equivalent	3.4%
Information Technology	3.6%
Health Care	7.0%
Materials	7.4%
Financials	7.4%
Loan Participations	7.7%
Asset-Backed Securities	8.0%
Industrials	9.9%
Energy	9.9%
Consumer Discretionary	13.2%
Communication Services	13.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
CCO Holdings	4.250%	01/15/34	0.7%
X Corp., Tranche B-3 Term Loan, 1st Lien, FIXED + 9.500%	9.500%	10/26/29	0.6%
1261229 BC	10.000%	04/15/32	0.5%
NRG Energy	6.250%	11/01/34	0.5%
Level 3 Financing	6.875%	06/30/33	0.4%
Benefit Street Partners CLO V-B, Ser 2018-5BA	0.000%	04/20/31	0.4%
Venture Global LNG, H15T5Y + 5.440%	9.000%	—	0.4%
EchoStar	10.750%	11/30/29	0.4%
Voya CLO, Ser 2024-6A, Cl SUB	0.000%	01/20/38	0.4%
CCO Holdings	4.250%	02/01/31	0.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

High Yield Bond Fund

SEI Institutional Managed Trust/Class F Shares - SHYAX

Annual Shareholder Report: September 30, 2025

SHYAX-AR-2025

Annual Shareholder Report: September 30, 2025

High Yield Bond Fund

SEI Institutional Managed Trust/Class I Shares - SEIYX

Fund Overview

This annual shareholder report contains important information about Class I Shares of the High Yield Bond Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Fund, Class I Shares	$122	1.18%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.12%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

High Yield Bond Fund, Class I Shares - $175,558
Bloomberg U.S. Aggregate Bond Index (USD) (TR)* - $119,978
ICE BofA U.S. High Yield Constrained Index (USD) - $180,171
$220,000
$200,000
$180,000
$160,000
$140,000
$120,000
$100,000
$80,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	High Yield Bond Fund, Class I Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	ICE BofA U.S. High Yield Constrained Index (USD)
Sep/15	$100,000	$100,000	$100,000
Sep/16	$109,951	$105,192	$112,824
Sep/17	$120,563	$105,269	$123,038
Sep/18	$124,914	$103,989	$126,661
Sep/19	$129,648	$114,695	$134,639
Sep/20	$129,047	$122,706	$137,630
Sep/21	$151,912	$121,608	$153,401
Sep/22	$131,946	$103,854	$131,826
Sep/23	$143,960	$104,523	$145,265
Sep/24	$164,051	$116,615	$168,028
Sep/25	$175,558	$119,978	$180,171
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

Class I Shares underperformed its benchmark, the ICE BofA U.S. High Yield Constrained Index, for the 12-month period ending September 30, 2025.

Contributors to Fund performance for the period included both an overweight allocation to and security selection in the healthcare sector, an allocation to structured credit (which is managed by SEI Investments Management Corporation), and an underweight to and selection within the leisure sector. Security selection in the retail, basic industry, and transportation sectors detracted from Fund performance.

Among Fund managers, Ares Capital Management II LLC outperformed the benchmark due to security selection in the healthcare and technology and electronics sectors. Benefit Street Partners, LLC outperformed the benchmark due to an overweight to and security selection in the financial services sector, as well as security selection within technology and electronics. Brigade Capital Management, LP’s outperformance was attributable to an overweight to and security selection in the healthcare and financial services sectors. J.P. Morgan Investment Management Inc. outperformed due to an overweight to and security selection in media and security selection in telecommunications. T. Rowe Price Associates, Inc. outperformed due to security selection in the real estate and banking sectors.

Regarding the use of derivatives during the period, the Fund employed currency forwards to hedge the currency risk of a position. The currency forwards did not have a significant impact on Fund performance.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
High Yield Bond Fund, Class I Shares	7.01%	6.35%	5.79%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	1.84%
ICE BofA U.S. High Yield Constrained Index (USD)	7.23%	5.53%	6.06%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,150,170	1,298	$4,602	66%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Forwards	0.0%
U.S. Treasury Obligations	0.1%
Warrants	0.2%
Preferred Stock	1.3%
Consumer Staples	1.9%
Real Estate	2.5%
Utilities	2.7%
Cash Equivalent	3.4%
Information Technology	3.6%
Health Care	7.0%
Materials	7.4%
Financials	7.4%
Loan Participations	7.7%
Asset-Backed Securities	8.0%
Industrials	9.9%
Energy	9.9%
Consumer Discretionary	13.2%
Communication Services	13.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
CCO Holdings	4.250%	01/15/34	0.7%
X Corp., Tranche B-3 Term Loan, 1st Lien, FIXED + 9.500%	9.500%	10/26/29	0.6%
1261229 BC	10.000%	04/15/32	0.5%
NRG Energy	6.250%	11/01/34	0.5%
Level 3 Financing	6.875%	06/30/33	0.4%
Benefit Street Partners CLO V-B, Ser 2018-5BA	0.000%	04/20/31	0.4%
Venture Global LNG, H15T5Y + 5.440%	9.000%	—	0.4%
EchoStar	10.750%	11/30/29	0.4%
Voya CLO, Ser 2024-6A, Cl SUB	0.000%	01/20/38	0.4%
CCO Holdings	4.250%	02/01/31	0.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

High Yield Bond Fund

SEI Institutional Managed Trust/Class I Shares - SEIYX

Annual Shareholder Report: September 30, 2025

SEIYX-AR-2025

Annual Shareholder Report: September 30, 2025

High Yield Bond Fund

SEI Institutional Managed Trust/Class Y Shares - SIYYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the High Yield Bond Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Fund, Class Y Shares	$69	0.66%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.64%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

High Yield Bond Fund, Class Y Shares - $184,263
Bloomberg U.S. Aggregate Bond Index (USD) (TR)* - $119,978
ICE BofA U.S. High Yield Constrained Index (USD) - $180,171
$220,000
$200,000
$180,000
$160,000
$140,000
$120,000
$100,000
$80,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	High Yield Bond Fund, Class Y Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	ICE BofA U.S. High Yield Constrained Index (USD)
Sep/15	$100,000	$100,000	$100,000
Sep/16	$110,719	$105,192	$112,824
Sep/17	$121,651	$105,269	$123,038
Sep/18	$126,850	$103,989	$126,661
Sep/19	$132,567	$114,695	$134,639
Sep/20	$132,455	$122,706	$137,630
Sep/21	$156,475	$121,608	$153,401
Sep/22	$136,497	$103,854	$131,826
Sep/23	$149,530	$104,523	$145,265
Sep/24	$171,242	$116,615	$168,028
Sep/25	$184,263	$119,978	$180,171
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

Class Y Shares outperformed its benchmark, the ICE BofA U.S. High Yield Constrained Index, for the 12-month period ending September 30, 2025.

Contributors to Fund performance for the period included both an overweight allocation to and security selection in the healthcare sector, an allocation to structured credit (which is managed by SEI Investments Management Corporation), and an underweight to and selection within the leisure sector. Security selection in the retail, basic industry, and transportation sectors detracted from Fund performance.

Among Fund managers, Ares Capital Management II LLC outperformed the benchmark due to security selection in the healthcare and technology and electronics sectors. Benefit Street Partners, LLC outperformed the benchmark due to an overweight to and security selection in the financial services sector, as well as security selection within technology and electronics. Brigade Capital Management, LP’s outperformance was attributable to an overweight to and security selection in the healthcare and financial services sectors. J.P. Morgan Investment Management Inc. outperformed due to an overweight to and security selection in media and security selection in telecommunications. T. Rowe Price Associates, Inc. outperformed due to security selection in the real estate and banking sectors.

Regarding the use of derivatives during the period, the Fund employed currency forwards to hedge the currency risk of a position. The currency forwards did not have a significant impact on Fund performance.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
High Yield Bond Fund, Class Y Shares	7.60%	6.83%	6.30%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	1.84%
ICE BofA U.S. High Yield Constrained Index (USD)	7.23%	5.53%	6.06%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,150,170	1,298	$4,602	66%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Forwards	0.0%
U.S. Treasury Obligations	0.1%
Warrants	0.2%
Preferred Stock	1.3%
Consumer Staples	1.9%
Real Estate	2.5%
Utilities	2.7%
Cash Equivalent	3.4%
Information Technology	3.6%
Health Care	7.0%
Materials	7.4%
Financials	7.4%
Loan Participations	7.7%
Asset-Backed Securities	8.0%
Industrials	9.9%
Energy	9.9%
Consumer Discretionary	13.2%
Communication Services	13.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
CCO Holdings	4.250%	01/15/34	0.7%
X Corp., Tranche B-3 Term Loan, 1st Lien, FIXED + 9.500%	9.500%	10/26/29	0.6%
1261229 BC	10.000%	04/15/32	0.5%
NRG Energy	6.250%	11/01/34	0.5%
Level 3 Financing	6.875%	06/30/33	0.4%
Benefit Street Partners CLO V-B, Ser 2018-5BA	0.000%	04/20/31	0.4%
Venture Global LNG, H15T5Y + 5.440%	9.000%	—	0.4%
EchoStar	10.750%	11/30/29	0.4%
Voya CLO, Ser 2024-6A, Cl SUB	0.000%	01/20/38	0.4%
CCO Holdings	4.250%	02/01/31	0.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

High Yield Bond Fund

SEI Institutional Managed Trust/Class Y Shares - SIYYX

Annual Shareholder Report: September 30, 2025

SIYYX-AR-2025

Annual Shareholder Report: September 30, 2025

Conservative Income Fund

SEI Institutional Managed Trust/Class F Shares - COIAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Conservative Income Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Income Fund, Class F Shares	$32	0.31%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.30%.

How did the Fund perform since inception?

Total Return Based on $100,000 Investment

Conservative Income Fund, Class F Shares - $122,792
Bloomberg U.S. Aggregate Bond Index (USD) (TR)* - $117,133
ICE BofA U.S. 3-Month Treasury Bill Index (USD) - $122,748
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Apr/16
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Conservative Income Fund, Class F Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Apr/16	$100,000	$100,000	$100,000
Sep/16	$100,160	$102,698	$100,153
Sep/17	$100,996	$102,773	$100,810
Sep/18	$102,611	$101,523	$102,414
Sep/19	$104,989	$111,976	$104,857
Sep/20	$105,995	$119,797	$106,010
Sep/21	$106,005	$118,725	$106,084
Sep/22	$106,697	$101,391	$106,738
Sep/23	$111,615	$102,045	$111,511
Sep/24	$117,724	$113,850	$117,596
Sep/25	$122,792	$117,133	$122,748
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

Class F Shares performed in line with its benchmark, the ICE BofA U.S. 3-Month Treasury Bill Index, for the 12-month period ending September 30, 2025.

The reporting period began with the Federal Reserve (Fed) reducing the federal funds rate by a cumulative total of 100 basis points (1.00%) during the last four months of 2024, bringing the target range to 4.25%-4.50% as the economy appeared to be softening. The Fed paused during the first eight months of 2025 as macroeconomic uncertainty accelerated during the year due to the evolving U.S. trade policy and the potential inflationary effects of tariffs on imported goods. The Fed subsequently implemented a 0.25% rate cut at its meeting in September. The U.S. labor market was on solid footing for much of the reporting period; however, some cracks began to emerge during the summer of 2025 as unemployment rose to 4.3%, hiring for new jobs slowed, continuing jobless claims increased, and prior months’ gains were revised lower.

The U.S. Treasury yield curve steepened during the reporting period, with the Fed cutting rates and yields in the short segment of the curve moving lower. Demand at the front end of the curve remained strong and government money market assets under management (AUM) reached peak levels. Bank fundamentals remained strong, with healthy balance sheets and reduced leverage profiles supporting the sector, which is the primary issuer of certificates of deposit (CDs) and commercial paper. BlackRock Advisors, LLC (BlackRock) is the Fund’s sole sub-adviser and benefited during the period from positions in commercial paper and CDs, both of which provided a yield pickup relative to U.S. Treasury. Fund performance over the reporting period reflected the higher interest-rate environment. The Fund adjusted its weighted average maturity throughout the period, but remained longer than neutral as the Fed cut rates.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Conservative Income Fund, Class F Shares	4.31%	2.99%	2.20%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	1.69%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)	4.38%	2.98%	2.19%

Since its inception on April 22, 2016. The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,005,855	174	$556	0%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
U.S. Treasury Obligation	0.3%
Consumer Discretionary	0.4%
Repurchase Agreements	23.0%
Certificates of Deposit	28.6%
Commercial Paper	47.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
TD Securities	4.220%	10/01/25	11.0%
Goldman Sachs & Co	4.210%	10/01/25	7.0%
Bank of America Securities	4.210%	10/01/25	5.0%
Landesbank Baden-Wurttemberg	4.100%	10/01/25	3.5%
Sumitomo Mitsui Trust	4.440%	10/30/25	1.0%
Nedelandse Waterschapsbank	3.415%	10/06/25	1.0%
Concord Minutemen Capital	4.505%	12/08/25	1.0%
Lloyds Bank	4.250%	02/06/26	1.0%
DZ Bank	4.203%	02/06/26	1.0%
Sumitomo Mitsui Trust	4.231%	02/19/26	1.0%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Conservative Income Fund

SEI Institutional Managed Trust/Class F Shares - COIAX

Annual Shareholder Report: September 30, 2025

COIAX-AR-2025

Annual Shareholder Report: September 30, 2025

Conservative Income Fund

SEI Institutional Managed Trust/Class Y Shares - COIYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Conservative Income Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Income Fund, Class Y Shares	$21	0.21%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.20%.

How did the Fund perform since inception?

Total Return Based on $100,000 Investment

Conservative Income Fund, Class Y Shares - $123,967
Bloomberg U.S. Aggregate Bond Index (USD) (TR)* - $117,133
ICE BofA U.S. 3-Month Treasury Bill Index (USD) - $122,748
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Apr/16
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Conservative Income Fund, Class Y Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Apr/16	$100,000	$100,000	$100,000
Sep/16	$100,203	$102,698	$100,153
Sep/17	$101,147	$102,773	$100,810
Sep/18	$102,867	$101,523	$102,414
Sep/19	$105,357	$111,976	$104,857
Sep/20	$106,469	$119,797	$106,010
Sep/21	$106,586	$118,725	$106,084
Sep/22	$107,329	$101,391	$106,738
Sep/23	$112,457	$102,045	$111,511
Sep/24	$118,732	$113,850	$117,596
Sep/25	$123,967	$117,133	$122,748
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

Class Y Shares performed in line with its benchmark, the ICE BofA U.S. 3-Month Treasury Bill Index, for the 12-month period ending September 30, 2025.

The reporting period began with the Federal Reserve (Fed) reducing the federal funds rate by a cumulative total of 100 basis points (1.00%) during the last four months of 2024, bringing the target range to 4.25%-4.50% as the economy appeared to be softening. The Fed paused during the first eight months of 2025 as macroeconomic uncertainty accelerated during the year due to the evolving U.S. trade policy and the potential inflationary effects of tariffs on imported goods. The Fed subsequently implemented a 0.25% rate cut at its meeting in September. The U.S. labor market was on solid footing for much of the reporting period; however, some cracks began to emerge during the summer of 2025 as unemployment rose to 4.3%, hiring for new jobs slowed, continuing jobless claims increased, and prior months’ gains were revised lower.

The U.S. Treasury yield curve steepened during the reporting period, with the Fed cutting rates and yields in the short segment of the curve moving lower. Demand at the front end of the curve remained strong and government money market assets under management (AUM) reached peak levels. Bank fundamentals remained strong, with healthy balance sheets and reduced leverage profiles supporting the sector, which is the primary issuer of certificates of deposit (CDs) and commercial paper. BlackRock Advisors, LLC (BlackRock) is the Fund’s sole sub-adviser and benefited during the period from positions in commercial paper and CDs, both of which provided a yield pickup relative to U.S. Treasury. Fund performance over the reporting period reflected the higher interest-rate environment. The Fund adjusted its weighted average maturity throughout the period, but remained longer than neutral as the Fed cut rates.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Conservative Income Fund, Class Y Shares	4.41%	3.09%	2.30%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	1.69%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)	4.38%	2.98%	2.19%

Since its inception on April 22, 2016. The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,005,855	174	$556	0%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
U.S. Treasury Obligation	0.3%
Consumer Discretionary	0.4%
Repurchase Agreements	23.0%
Certificates of Deposit	28.6%
Commercial Paper	47.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
TD Securities	4.220%	10/01/25	11.0%
Goldman Sachs & Co	4.210%	10/01/25	7.0%
Bank of America Securities	4.210%	10/01/25	5.0%
Landesbank Baden-Wurttemberg	4.100%	10/01/25	3.5%
Sumitomo Mitsui Trust	4.440%	10/30/25	1.0%
Nedelandse Waterschapsbank	3.415%	10/06/25	1.0%
Concord Minutemen Capital	4.505%	12/08/25	1.0%
Lloyds Bank	4.250%	02/06/26	1.0%
DZ Bank	4.203%	02/06/26	1.0%
Sumitomo Mitsui Trust	4.231%	02/19/26	1.0%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Conservative Income Fund

SEI Institutional Managed Trust/Class Y Shares - COIYX

Annual Shareholder Report: September 30, 2025

COIYX-AR-2025

Annual Shareholder Report: September 30, 2025

Tax-Free Conservative Income Fund

SEI Institutional Managed Trust/Class F Shares - TFCAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Tax-Free Conservative Income Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Conservative Income Fund, Class F Shares	$31	0.31%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.30%.

How did the Fund perform since inception?

Total Return Based on $100,000 Investment

Tax-Free Conservative Income Fund, Class F Shares - $113,468
Bloomberg U.S. Aggregate Bond Index (USD) (TR)* - $117,133
ICE BofA U.S. 3-Month Treasury Bill Index (USD) - $122,748
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Apr/16
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Tax-Free Conservative Income Fund, Class F Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Apr/16	$100,000	$100,000	$100,000
Sep/16	$100,116	$102,698	$100,153
Sep/17	$100,631	$102,773	$100,810
Sep/18	$101,626	$101,523	$102,414
Sep/19	$103,019	$111,976	$104,857
Sep/20	$103,683	$119,797	$106,010
Sep/21	$103,693	$118,725	$106,084
Sep/22	$103,990	$101,391	$106,738
Sep/23	$107,027	$102,045	$111,511
Sep/24	$110,612	$113,850	$117,596
Sep/25	$113,468	$117,133	$122,748
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, the ICE BofA U.S. 3-Month Treasury Bill Index, for the 12-month period ending September 30, 2025. Although the Fund’s performance is benchmarked against the return of the ICE BofA U.S. 3-Month Treasury Bill Index, an investment in the Fund differs from an investment in U.S. Treasury bills as the Fund invests in tax-exempt securities issued by state governments and local municipalities. Among other things, Treasury bills are backed by the full faith and credit of the U.S. government and have a fixed rate of return. Investors in Treasury bills do not risk losing their investment, whereas loss of money is a risk of investing in the Fund.

The reporting period began with the Federal Reserve (Fed) reducing the federal funds rate by a cumulative total of 100 basis points (1.00%) during the last four months of 2024, bringing the target range to 4.25%-4.50% as the economy appeared to be softening. The Fed paused its rate-cutting cycle during the first eight months of 2025 as macroeconomic uncertainty accelerated during the year due to the evolving U.S. trade policy and the potential inflationary effects of tariffs on imported goods. The Fed subsequently implemented a 0.25% rate cut at its meeting in September. Treasury and municipal bond yields in the short segment of the yield curve followed suit and moved lower during the period. Front-end municipal yields outperformed the long end during the period due to favorable technicals and strong demand at the short end of the curve. BlackRock Advisors, LLC (BlackRock) is the Fund’s sole sub-adviser and benefited from its position in municipal commercial paper, notes, and certificates of deposit (CDs). BlackRock maintained these allocations during the reporting period as the Fund remained positioned with a longer-than-neutral weighted average maturity. Positions in variable rate demand notes (VRDNs) linked to the 7-Day Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index also enhanced Fund performance. This allocation was maintained during the period at close to 60% of Fund assets.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Tax-Free Conservative Income Fund, Class F Shares	2.58%	1.82%	1.35%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	1.69%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)	4.38%	2.98%	2.19%

Since its inception on April 22, 2016. The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$201,099	96	$127	0%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Tax-Exempt Commercial Paper	13.5%
Municipal Bonds	87.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Iowa State, Finance Authority, Disaster Area Economic Development, CJ Bio America Project	3.210%	12/01/41	3.7%
Wanaque	4.000%	12/18/25	3.7%
Lucie County, Florida Power & Light Project, Ser R	3.200%	09/01/28	3.5%
Gainesville, Utilities System Revenue, Ser B-REMK	1.950%	10/01/42	3.1%
Lincoln, Electric System Revenue	2.700%	10/02/25	2.5%
New York City, Sub-Ser D-4	2.050%	08/01/40	2.5%
Pennsylvania State, Higher Educational Facilities Authority, Thomas Jefferson University	2.150%	11/01/61	2.3%
Mississippi State, Business Finance, Chevron USA Project, Ser G	2.000%	11/01/35	2.3%
Colorado State, Health Facilities Authority, Intermountain Healthcare, Ser S	2.950%	05/15/62	2.2%
Massachusetts Bay, Transportation Authority	2.900%	10/10/25	2.1%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Tax-Free Conservative Income Fund

SEI Institutional Managed Trust/Class F Shares - TFCAX

Annual Shareholder Report: September 30, 2025

TFCAX-AR-2025

Annual Shareholder Report: September 30, 2025

Tax-Free Conservative Income Fund

SEI Institutional Managed Trust/Class Y Shares - TFCYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Tax-Free Conservative Income Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Conservative Income Fund, Class Y Shares	$22	0.22%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.20%.

How did the Fund perform since inception?

Total Return Based on $100,000 Investment

Tax-Free Conservative Income Fund, Class Y Shares - $114,579
Bloomberg U.S. Aggregate Bond Index (USD) (TR)* - $117,133
ICE BofA U.S. 3-Month Treasury Bill Index (USD) - $122,748
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Apr/16
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Tax-Free Conservative Income Fund, Class Y Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Apr/16	$100,000	$100,000	$100,000
Sep/16	$100,159	$102,698	$100,153
Sep/17	$100,761	$102,773	$100,810
Sep/18	$101,861	$101,523	$102,414
Sep/19	$103,360	$111,976	$104,857
Sep/20	$104,119	$119,797	$106,010
Sep/21	$104,234	$118,725	$106,084
Sep/22	$104,694	$101,391	$106,738
Sep/23	$107,751	$102,045	$111,511
Sep/24	$111,583	$113,850	$117,596
Sep/25	$114,579	$117,133	$122,748
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, the ICE BofA U.S. 3-Month Treasury Bill Index, for the 12-month period ending September 30, 2025. Although the Fund’s performance is benchmarked against the return of the ICE BofA U.S. 3-Month Treasury Bill Index, an investment in the Fund differs from an investment in U.S. Treasury bills as the Fund invests in tax-exempt securities issued by state governments and local municipalities. Among other things, Treasury bills are backed by the full faith and credit of the U.S. government and have a fixed rate of return. Investors in Treasury bills do not risk losing their investment, whereas loss of money is a risk of investing in the Fund.

The reporting period began with the Federal Reserve (Fed) reducing the federal funds rate by a cumulative total of 100 basis points (1.00%) during the last four months of 2024, bringing the target range to 4.25%-4.50% as the economy appeared to be softening. The Fed paused its rate-cutting cycle during the first eight months of 2025 as macroeconomic uncertainty accelerated during the year due to the evolving U.S. trade policy and the potential inflationary effects of tariffs on imported goods. The Fed subsequently implemented a 0.25% rate cut at its meeting in September. Treasury and municipal bond yields in the short segment of the yield curve followed suit and moved lower during the period. Front-end municipal yields outperformed the long end during the period due to favorable technicals and strong demand at the short end of the curve. BlackRock Advisors, LLC (BlackRock) is the Fund’s sole sub-adviser and benefited from its position in municipal commercial paper, notes, and certificates of deposit (CDs). BlackRock maintained these allocations during the reporting period as the Fund remained positioned with a longer-than-neutral weighted average maturity. Positions in variable rate demand notes (VRDNs) linked to the 7-Day Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index also enhanced Fund performance. This allocation was maintained during the period at close to 60% of Fund assets.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Tax-Free Conservative Income Fund, Class Y Shares	2.69%	1.93%	1.45%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	1.69%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)	4.38%	2.98%	2.19%

Since its inception on April 22, 2016. The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$201,099	96	$127	0%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Tax-Exempt Commercial Paper	13.5%
Municipal Bonds	87.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Iowa State, Finance Authority, Disaster Area Economic Development, CJ Bio America Project	3.210%	12/01/41	3.7%
Wanaque	4.000%	12/18/25	3.7%
Lucie County, Florida Power & Light Project, Ser R	3.200%	09/01/28	3.5%
Gainesville, Utilities System Revenue, Ser B-REMK	1.950%	10/01/42	3.1%
Lincoln, Electric System Revenue	2.700%	10/02/25	2.5%
New York City, Sub-Ser D-4	2.050%	08/01/40	2.5%
Pennsylvania State, Higher Educational Facilities Authority, Thomas Jefferson University	2.150%	11/01/61	2.3%
Mississippi State, Business Finance, Chevron USA Project, Ser G	2.000%	11/01/35	2.3%
Colorado State, Health Facilities Authority, Intermountain Healthcare, Ser S	2.950%	05/15/62	2.2%
Massachusetts Bay, Transportation Authority	2.900%	10/10/25	2.1%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Tax-Free Conservative Income Fund

SEI Institutional Managed Trust/Class Y Shares - TFCYX

Annual Shareholder Report: September 30, 2025

TFCYX-AR-2025

Annual Shareholder Report: September 30, 2025

Real Return Fund

SEI Institutional Managed Trust/Class F Shares - SRAAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Real Return Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Return Fund, Class F Shares	$48	0.47%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.45%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Real Return Fund, Class F Shares - $129,399
Bloomberg U.S. Aggregate Bond Index (USD) (TR)* - $119,978
Bloomberg 1-5 Year U.S. TIPS Index (USD) - $135,375
$150,000
$140,000
$130,000
$120,000
$110,000
$100,000
$90,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Real Return Fund, Class F Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg 1-5 Year U.S. TIPS Index (USD)
Sep/15	$100,000	$100,000	$100,000
Sep/16	$102,321	$105,192	$102,879
Sep/17	$102,349	$105,269	$103,298
Sep/18	$102,593	$103,989	$104,056
Sep/19	$105,813	$114,695	$107,882
Sep/20	$111,078	$122,706	$113,665
Sep/21	$116,922	$121,608	$120,325
Sep/22	$111,635	$103,854	$115,408
Sep/23	$114,362	$104,523	$118,687
Sep/24	$123,020	$116,615	$128,095
Sep/25	$129,399	$119,978	$135,375
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

Class F Shares modestly underperformed its benchmark, the Bloomberg 1-5 Year U.S. TIPS Index, for the 12-month period ending September 30, 2025.

The Fund’s positioning closely aligned with that of its benchmark during a period in which inflation in the U.S. was persistently above the Federal Reserve’s (Fed) 2% target rate, averaging 2.9% on a year-over-year basis. Despite stubbornly elevated inflation, cyclical moderation and concern over the health of the U.S. labor market persuaded the Fed to deliver three federal funds rate cuts totaling 100 basis points (1.00%) in September, November, and December 2024.

Against this backdrop, short-dated real rates (adjusted for inflation) rose sharply, while inflation breakeven rates— the difference between the nominal yield on a fixed-rate bond and the real yield on an inflation-linked bond of similar maturity and credit quality—widened across the yield curve. Treasury Inflation-Protected Securities (TIPs) outperformed comparable-duration U.S. Treasuries during the reporting period.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Real Return Fund, Class F Shares	5.19%	3.10%	2.61%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	1.84%
Bloomberg 1-5 Year U.S. TIPS Index (USD)	5.68%	3.56%	3.08%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$380,186	22	$490	29%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.2%
U.S. Treasury Obligations	99.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Inflation Protected Securities	1.625%	04/15/30	6.7%
U.S. Treasury Inflation Protected Securities	1.625%	10/15/29	6.5%
U.S. Treasury Inflation Protected Securities	2.125%	04/15/29	6.4%
U.S. Treasury Inflation Protected Securities	2.375%	10/15/28	6.2%
U.S. Treasury Inflation Protected Securities	1.625%	10/15/27	5.9%
U.S. Treasury Inflation Protected Securities	1.250%	04/15/28	5.8%
U.S. Treasury Inflation Protected Securities	0.125%	04/15/27	5.7%
U.S. Treasury Inflation Protected Securities	0.125%	10/15/26	5.7%
U.S. Treasury Inflation Protected Securities	0.125%	07/15/30	5.6%
U.S. Treasury Inflation Protected Securities	0.500%	01/15/28	5.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Real Return Fund

SEI Institutional Managed Trust/Class F Shares - SRAAX

Annual Shareholder Report: September 30, 2025

SRAAX-AR-2025

Annual Shareholder Report: September 30, 2025

Real Return Fund

SEI Institutional Managed Trust/Class Y Shares - SRYRX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Real Return Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Return Fund, Class Y Shares	$38	0.37%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Real Return Fund, Class Y Shares - $130,809
Bloomberg U.S. Aggregate Bond Index (USD) (TR)* - $119,978
Bloomberg 1-5 Year U.S. TIPS Index (USD) - $135,375
$150,000
$140,000
$130,000
$120,000
$110,000
$100,000
$90,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Real Return Fund, Class Y Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg 1-5 Year U.S. TIPS Index (USD)
Sep/15	$100,000	$100,000	$100,000
Sep/16	$102,520	$105,192	$102,879
Sep/17	$102,629	$105,269	$103,298
Sep/18	$102,926	$103,989	$104,056
Sep/19	$106,331	$114,695	$107,882
Sep/20	$111,657	$122,706	$113,665
Sep/21	$117,764	$121,608	$120,325
Sep/22	$112,586	$103,854	$115,408
Sep/23	$115,329	$104,523	$118,687
Sep/24	$124,138	$116,615	$128,095
Sep/25	$130,809	$119,978	$135,375
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

Class Y Shares modestly underperformed its benchmark, the Bloomberg 1-5 Year U.S. TIPS Index, for the 12-month period ending September 30, 2025.

The Fund’s positioning closely aligned with that of its benchmark during a period in which inflation in the U.S. was persistently above the Federal Reserve’s (Fed) 2% target rate, averaging 2.9% on a year-over-year basis. Despite stubbornly elevated inflation, cyclical moderation and concern over the health of the U.S. labor market persuaded the Fed to deliver three federal funds rate cuts totaling 100 basis points (1.00%) in September, November, and December 2024.

Against this backdrop, short-dated real rates (adjusted for inflation) rose sharply, while inflation breakeven rates— the difference between the nominal yield on a fixed-rate bond and the real yield on an inflation-linked bond of similar maturity and credit quality—widened across the yield curve. Treasury Inflation-Protected Securities (TIPs) outperformed comparable-duration U.S. Treasuries during the reporting period.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Real Return Fund, Class Y Shares	5.37%	3.22%	2.72%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	1.84%
Bloomberg 1-5 Year U.S. TIPS Index (USD)	5.68%	3.56%	3.08%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$380,186	22	$490	29%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.2%
U.S. Treasury Obligations	99.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Inflation Protected Securities	1.625%	04/15/30	6.7%
U.S. Treasury Inflation Protected Securities	1.625%	10/15/29	6.5%
U.S. Treasury Inflation Protected Securities	2.125%	04/15/29	6.4%
U.S. Treasury Inflation Protected Securities	2.375%	10/15/28	6.2%
U.S. Treasury Inflation Protected Securities	1.625%	10/15/27	5.9%
U.S. Treasury Inflation Protected Securities	1.250%	04/15/28	5.8%
U.S. Treasury Inflation Protected Securities	0.125%	04/15/27	5.7%
U.S. Treasury Inflation Protected Securities	0.125%	10/15/26	5.7%
U.S. Treasury Inflation Protected Securities	0.125%	07/15/30	5.6%
U.S. Treasury Inflation Protected Securities	0.500%	01/15/28	5.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Real Return Fund

SEI Institutional Managed Trust/Class Y Shares - SRYRX

Annual Shareholder Report: September 30, 2025

SRYRX-AR-2025

Annual Shareholder Report: September 30, 2025

Dynamic Asset Allocation Fund

SEI Institutional Managed Trust/Class F Shares - SDYAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Dynamic Asset Allocation Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Asset Allocation Fund, Class F Shares	$85	0.77%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.75%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Dynamic Asset Allocation Fund, Class F Shares - $375,797
S&P 500 Index (USD) (TR)* - $415,297
$500,000
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Dynamic Asset Allocation Fund, Class F Shares	S&P 500 Index (USD) (TR)Footnote Reference*
Sep/15	$100,000	$100,000
Sep/16	$112,391	$115,430
Sep/17	$134,811	$136,911
Sep/18	$149,570	$161,433
Sep/19	$152,766	$168,300
Sep/20	$175,791	$193,796
Sep/21	$233,309	$251,944
Sep/22	$201,665	$212,963
Sep/23	$237,246	$259,000
Sep/24	$312,075	$353,150
Sep/25	$375,797	$415,297
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

Class F Shares outperformed its benchmark, the S&P 500 Index (Gross), for the 12-month period ending September 30, 2025.

SEI Investments Management Corp. implemented all of the Fund’s active positioning during the reporting period. The largest contributor to Fund performance was the U.S. yield-curve steepener positions, which benefit when the difference between long- and short-dated U.S. Treasuries increases. Throughout the reporting period, the U.S. Treasury yield curve steepened amid growing expectations for Federal reserve (Fed) rate cuts, while yields on long-dated Treasuries rose. Positions in U.S. short-term interest rates, which benefit from higher short-term rates, contributed to Fund performance for the first half of the reporting period as markets were overly optimistic about Fed monetary policy easing toward the end of 2024, and early 2025 positions in U.S. consumer-price index (CPI) swaps contributed positively to performance as inflation expectations rose during the period. An option position in gold futures also benefited performance as the gold price rallied as investors sought safe-haven assets.

Detractors from Fund performance during the reporting period included a position in broad commodities as the asset class lost ground, driven by weakness in energy. Put options in the euro versus the U.S. dollar weighed on Fund performance as the greenback weakened versus the euro over the period. Put options on the euro versus Japanese yen hampered performance as the euro strengthened against the yen over the period.

The Fund’s use of derivatives had a significant impact on performance over the reporting period. Interest rate swaps positioned for a steeper U.S. yield curve contributed to performance as the U.S. yield curve steepened over the period. Put options in currency futures detracted from performance. Call options on gold futures contributed positively to Fund performance for the period. Positions in CPI swaps enhanced performance as inflation expectations rose.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Dynamic Asset Allocation Fund, Class F Shares	20.42%	16.41%	14.16%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$829,257	520	$1,477	8%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Swaptions	0.0%
Purchased Option	0.2%
Purchased Swaption	0.2%
Futures Contracts	0.4%
Cash Equivalent	1.1%
Materials	1.3%
Real Estate	1.4%
Utilities	1.7%
Energy	2.1%
Interest Rate Swaps	2.3%
Consumer Staples	3.6%
U.S. Treasury Obligation	5.5%
Industrials	6.0%
Health Care	6.5%
Communication Services	7.4%
Consumer Discretionary	7.7%
Financials	9.9%
Information Technology	25.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	5.8%
U.S. Treasury Bills, 4.02%, 11/4/2025	5.5%
Microsoft Corp	4.9%
Apple Inc	4.8%
Amazon.com Inc, Cl A	2.7%
Meta Platforms Inc, Cl A	2.0%
Broadcom Inc	2.0%
Alphabet Inc, Cl A	1.8%
RECV RECV OIS 4.35 11/02/2031	1.7%
Tesla Inc	1.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Dynamic Asset Allocation Fund

SEI Institutional Managed Trust/Class F Shares - SDYAX

Annual Shareholder Report: September 30, 2025

SDYAX-AR-2025

Annual Shareholder Report: September 30, 2025

Dynamic Asset Allocation Fund

SEI Institutional Managed Trust/Class Y Shares - SDYYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Dynamic Asset Allocation Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Asset Allocation Fund, Class Y Shares	$57	0.52%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.50%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Dynamic Asset Allocation Fund, Class Y Shares - $384,788
S&P 500 Index (USD) (TR)* - $415,297
$500,000
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Dynamic Asset Allocation Fund, Class Y Shares	S&P 500 Index (USD) (TR)Footnote Reference*
Sep/15	$100,000	$100,000
Sep/16	$112,674	$115,430
Sep/17	$135,397	$136,911
Sep/18	$150,639	$161,433
Sep/19	$154,298	$168,300
Sep/20	$177,923	$193,796
Sep/21	$236,726	$251,944
Sep/22	$204,918	$212,963
Sep/23	$241,691	$259,000
Sep/24	$318,844	$353,150
Sep/25	$384,788	$415,297
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

Class Y Shares outperformed its benchmark, the S&P 500 Index (Gross), for the 12-month period ending September 30, 2025.

SEI Investments Management Corp. implemented all of the Fund’s active positioning during the reporting period. The largest contributor to Fund performance was the U.S. yield-curve steepener positions, which benefit when the difference between long- and short-dated U.S. Treasuries increases. Throughout the reporting period, the U.S. Treasury yield curve steepened amid growing expectations for Federal reserve (Fed) rate cuts, while yields on long-dated Treasuries rose. Positions in U.S. short-term interest rates, which benefit from higher short-term rates, contributed to Fund performance for the first half of the reporting period as markets were overly optimistic about Fed monetary policy easing toward the end of 2024, and early 2025 positions in U.S. consumer-price index (CPI) swaps contributed positively to performance as inflation expectations rose during the period. An option position in gold futures also benefited performance as the gold price rallied as investors sought safe-haven assets.

Detractors from Fund performance during the reporting period included a position in broad commodities as the asset class lost ground, driven by weakness in energy. Put options in the euro versus the U.S. dollar weighed on Fund performance as the greenback weakened versus the euro over the period. Put options on the euro versus Japanese yen hampered performance as the euro strengthened against the yen over the period.

The Fund’s use of derivatives had a significant impact on performance over the reporting period. Interest rate swaps positioned for a steeper U.S. yield curve contributed to performance as the U.S. yield curve steepened over the period. Put options in currency futures detracted from performance. Call options on gold futures contributed positively to Fund performance for the period. Positions in CPI swaps enhanced performance as inflation expectations rose.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Dynamic Asset Allocation Fund, Class Y Shares	20.68%	16.68%	14.43%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$829,257	520	$1,477	8%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Swaptions	0.0%
Purchased Option	0.2%
Purchased Swaption	0.2%
Futures Contracts	0.4%
Cash Equivalent	1.1%
Materials	1.3%
Real Estate	1.4%
Utilities	1.7%
Energy	2.1%
Interest Rate Swaps	2.3%
Consumer Staples	3.6%
U.S. Treasury Obligation	5.5%
Industrials	6.0%
Health Care	6.5%
Communication Services	7.4%
Consumer Discretionary	7.7%
Financials	9.9%
Information Technology	25.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	5.8%
U.S. Treasury Bills, 4.02%, 11/4/2025	5.5%
Microsoft Corp	4.9%
Apple Inc	4.8%
Amazon.com Inc, Cl A	2.7%
Meta Platforms Inc, Cl A	2.0%
Broadcom Inc	2.0%
Alphabet Inc, Cl A	1.8%
RECV RECV OIS 4.35 11/02/2031	1.7%
Tesla Inc	1.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Dynamic Asset Allocation Fund

SEI Institutional Managed Trust/Class Y Shares - SDYYX

Annual Shareholder Report: September 30, 2025

SDYYX-AR-2025

Annual Shareholder Report: September 30, 2025

Multi-Strategy Alternative Fund

SEI Institutional Managed Trust/Class F Shares - SMSAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Multi-Strategy Alternative Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Strategy Alternative Fund, Class F Shares	$201	1.94%Footnote Reference*
Footnote	Description
Footnote*	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.35%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Multi-Strategy Alternative Fund, Class F Shares - $146,616
Bloomberg U.S. Aggregate Bond Index (USD) (TR)* - $119,978
ICE BofA U.S. 3-Month Treasury Bill Index (USD) - $122,895
$160,000
$150,000
$140,000
$130,000
$120,000
$110,000
$100,000
$90,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Multi-Strategy Alternative Fund, Class F Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Sep/15	$100,000	$100,000	$100,000
Sep/16	$103,404	$105,192	$100,274
Sep/17	$108,186	$105,269	$100,931
Sep/18	$110,468	$103,989	$102,538
Sep/19	$110,275	$114,695	$104,983
Sep/20	$115,675	$122,706	$106,138
Sep/21	$125,591	$121,608	$106,212
Sep/22	$116,498	$103,854	$106,867
Sep/23	$122,791	$104,523	$111,646
Sep/24	$136,188	$116,615	$117,738
Sep/25	$146,616	$119,978	$122,895
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

Class F Shares outperformed its benchmark, the ICE BofA U.S. 3-Month Treasury Bill Index, for the 12-month period ending September 30, 2025.

The Fund’s gains during the reporting period were broad-based, with all underlying strategies and sub-advisers contributing positively to performance. The strongest performer over the period was the long/short equity strategy of Mountaineer Partners Management, LLC, which benefited from strong stock selection in metals and construction companies tied to the artificial intelligence (AI) infrastructure build-out. In the relative value strategy, both Brigade Capital Management LP and Global Credit Advisers, LLC performed well due to good credit selection in the high-yield market and several successful restructurings. In the event-driven strategy, the Fund capitalized on a generally favorable merger arbitrage environment with few deal breaks. Despite posting a positive return, the weakest performer over the period was the equity strategy of Kettle Hill Capital Management LLC. The sub-adviser’s consumer holdings were hampered by news of U.S. tariffs on imports early in 2025, and were slow to recover over the remainder of the reporting period.

The Fund’s use of derivatives had no material impact on performance over the reporting period.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Multi-Strategy Alternative Fund, Class F Shares	7.66%	4.85%	3.90%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	1.84%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)	4.38%	2.98%	2.08%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$241,139	442	$1,866	358%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Exchange - Traded Fund	-1.1%
Credit Default Swaps	0.0%
Total Return Swaps	0.0%
Written Option	0.0%
Rights	0.0%
Forwards	0.0%
Purchased Option	0.0%
Warrants	0.0%
Mortgage-Backed Securities	0.3%
Preferred Stock	0.4%
Consumer Staples	0.9%
Financials	1.1%
Utilities	1.4%
Communication Services	1.9%
Real Estate	1.9%
Health Care	2.3%
Information Technology	2.9%
U.S. Treasury Obligations	4.0%
Energy	4.5%
Consumer Discretionary	4.7%
Loan Participations	5.3%
Materials	8.2%
Cash Equivalents	9.9%
Industrials	12.2%
Registered Investment Companies	20.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Merger Fund, Cl I	20.2%
Garda World Security	1.7%
LKQ Corp	1.2%
EquipmentShare.com	1.2%
Parsons Corp	1.1%
Rocket Software	1.1%
Wynn Las Vegas	1.0%
Aethon United BR	0.9%
U.S. Treasury Bills, 3.62%, 11/6/2025	0.9%
EVERUS CONSTRUCTION GROUP	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Multi-Strategy Alternative Fund

SEI Institutional Managed Trust/Class F Shares - SMSAX

Annual Shareholder Report: September 30, 2025

SMSAX-AR-2025

Annual Shareholder Report: September 30, 2025

Multi-Strategy Alternative Fund

SEI Institutional Managed Trust/Class Y Shares - SMUYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Multi-Strategy Alternative Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Strategy Alternative Fund, Class Y Shares	$176	1.69%Footnote Reference*
Footnote	Description
Footnote*	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.10%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Multi-Strategy Alternative Fund, Class Y Shares - $150,463
Bloomberg U.S. Aggregate Bond Index (USD) (TR)* - $119,978
ICE BofA U.S. 3-Month Treasury Bill Index (USD) - $122,895
$170,000
$160,000
$150,000
$140,000
$130,000
$120,000
$110,000
$100,000
$90,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Multi-Strategy Alternative Fund, Class Y Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Sep/15	$100,000	$100,000	$100,000
Sep/16	$103,765	$105,192	$100,274
Sep/17	$108,848	$105,269	$100,931
Sep/18	$111,417	$103,989	$102,538
Sep/19	$111,409	$114,695	$104,983
Sep/20	$117,158	$122,706	$106,138
Sep/21	$127,629	$121,608	$106,212
Sep/22	$118,575	$103,854	$106,867
Sep/23	$125,313	$104,523	$111,646
Sep/24	$139,501	$116,615	$117,738
Sep/25	$150,463	$119,978	$122,895
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

Class Y Shares outperformed its benchmark, the ICE BofA U.S. 3-Month Treasury Bill Index, for the 12-month period ending September 30, 2025.

The Fund’s gains during the reporting period were broad-based, with all underlying strategies and sub-advisers contributing positively to performance. The strongest performer over the period was the long/short equity strategy of Mountaineer Partners Management, LLC, which benefited from strong stock selection in metals and construction companies tied to the artificial intelligence (AI) infrastructure build-out. In the relative value strategy, both Brigade Capital Management LP and Global Credit Advisers, LLC performed well due to good credit selection in the high-yield market and several successful restructurings. In the event-driven strategy, the Fund capitalized on a generally favorable merger arbitrage environment with few deal breaks. Despite posting a positive return, the weakest performer over the period was the equity strategy of Kettle Hill Capital Management LLC. The sub-adviser’s consumer holdings were hampered by news of U.S. tariffs on imports early in 2025, and were slow to recover over the remainder of the reporting period.

The Fund’s use of derivatives had no material impact on performance over the reporting period.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Multi-Strategy Alternative Fund, Class Y Shares	7.86%	5.13%	4.17%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	1.84%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)	4.38%	2.98%	2.08%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$241,139	442	$1,866	358%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Exchange - Traded Fund	-1.1%
Credit Default Swaps	0.0%
Total Return Swaps	0.0%
Written Option	0.0%
Rights	0.0%
Forwards	0.0%
Purchased Option	0.0%
Warrants	0.0%
Mortgage-Backed Securities	0.3%
Preferred Stock	0.4%
Consumer Staples	0.9%
Financials	1.1%
Utilities	1.4%
Communication Services	1.9%
Real Estate	1.9%
Health Care	2.3%
Information Technology	2.9%
U.S. Treasury Obligations	4.0%
Energy	4.5%
Consumer Discretionary	4.7%
Loan Participations	5.3%
Materials	8.2%
Cash Equivalents	9.9%
Industrials	12.2%
Registered Investment Companies	20.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Merger Fund, Cl I	20.2%
Garda World Security	1.7%
LKQ Corp	1.2%
EquipmentShare.com	1.2%
Parsons Corp	1.1%
Rocket Software	1.1%
Wynn Las Vegas	1.0%
Aethon United BR	0.9%
U.S. Treasury Bills, 3.62%, 11/6/2025	0.9%
EVERUS CONSTRUCTION GROUP	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Multi-Strategy Alternative Fund

SEI Institutional Managed Trust/Class Y Shares - SMUYX

Annual Shareholder Report: September 30, 2025

SMUYX-AR-2025

Annual Shareholder Report: September 30, 2025

Multi-Asset Accumulation Fund

SEI Institutional Managed Trust/Class F Shares - SAAAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Multi-Asset Accumulation Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Accumulation Fund, Class F Shares	$121	1.18%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.17%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Multi-Asset Accumulation Fund, Class F Shares - $152,940

MSCI ACWI ex USA Index (USD) (NR)[*] [†] - $220,465

MSCI World Index (Hedged) (USD) (NR)[†] - $347,997

$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Multi-Asset Accumulation Fund, Class F Shares	MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	60% MSCI World Index (NR)(Hedged)(USD) / 40% Bloomberg Global Aggregate Index (Hedged) (USD)Footnote Reference†	MSCI World Index (Hedged) (USD) (NR)Footnote Reference†
Sep/15	$100,000	$100,000	$100,000	$100,000
Sep/16	$111,360	$109,257	$109,300	$110,832
Sep/17	$116,186	$130,682	$120,982	$131,307
Sep/18	$119,593	$132,985	$130,791	$148,510
Sep/19	$133,877	$131,351	$139,824	$154,255
Sep/20	$135,897	$135,293	$150,681	$168,661
Sep/21	$154,562	$167,650	$175,894	$218,183
Sep/22	$122,434	$125,458	$151,971	$185,499
Sep/23	$125,603	$151,037	$172,565	$225,462
Sep/24	$146,564	$189,329	$211,921	$296,361
Sep/25	$152,940	$220,465	$236,507	$347,997
Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, a hybrid of 60% MSCI World Index (Net) (USD Hedged) and 40% Bloomberg Global Aggregate Index (USD Hedged) for the 12-month period ending September 30, 2025.

The Fund's underweight exposure to global equities, as well as its overweight allocation to global sovereign bonds, detracted from performance for the reporting period. Positions in inflation-related assets contributed to relative performance.

AQR Capital Management, LLC (AQR) and SEI Investments Management Company (SIMC) underperformed the Fund’s hybrid benchmark during the reporting period due mainly to underweight allocations to global equities, which performed well over the 12 months, driven by easing inflation and lower interest-rate expectations, along with resilient earnings, boosted valuations, and investor confidence. Both AQR and SIMC were also challenged by overweight allocations to global sovereign bonds. Although the U.S Federal Reserve, European Central Bank, and Bank of England cut their respective benchmark interest rates during the period, longer-dated yields rose, driven by sticky inflation in developed markets. This led to a steepening yield curve, as short-term rates generally declined, but longer-term rates rose, pressuring sovereign bond futures tied to longer-duration benchmarks. Exposure to inflation-related assets benefited both managers; commodities exposure contributed to performance and ended the period with positive returns, as strength in precious metals and steady demand for industrial materials offset weakness in energy prices. Treasury Inflation Protected Securities (TIPS) were supported by declining real yields and attractive relative value versus nominal Treasuries.

Regarding the Fund’s use of derivatives over the reporting period, sovereign bond index futures, interest-rate swaps, and total-return swaps detracted from performance. Developed- and emerging-market equity futures, as well as strategic commodity exposures via futures and swaps, contributed to performance. Forward-currency contracts on emerging-market currencies bolstered Fund performance, while developed-market currency forward contracts, used to hedge foreign-currency risk against the U.S dollar, had a negative impact.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Multi-Asset Accumulation Fund, Class F Shares	4.35%	2.39%	4.34%
MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	16.45%	10.26%	8.23%
60% MSCI World Index (NR)(Hedged)(USD) / 40% Bloomberg Global Aggregate Index (Hedged) (USD)Footnote Reference†	11.60%	9.44%	8.99%
MSCI World Index (Hedged) (USD) (NR)Footnote Reference†	17.42%	15.59%	13.28%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,169,904	293	$7,581	75%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Total Return Swaps	-0.2%
Warrants	0.0%
Rights	0.0%
Forwards	0.2%
Futures Contracts	1.3%
Sovereign Debt	5.1%
Common Stock	6.2%
U.S. Treasury Obligations	70.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Bills, 4.05%, 10/9/2025	6.8%
U.S. Treasury Bills, 4.16%, 10/2/2025	6.7%
U.S. Treasury Bills, 3.99%, 10/16/2025	6.5%
NVIDIA Corp	4.5%
U.S. Treasury Bills, 4.20%, 1/2/2026	3.1%
U.S. Treasury Bills, 4.02%, 11/4/2025	3.0%
U.S. Treasury Bills, 4.24%, 12/4/2025	2.5%
U.S. Treasury Inflation Protected Securities, 1.88%, 7/15/2034	2.1%
U.S. Treasury Inflation Protected Securities, 2.13%, 1/15/2035	2.0%
U.S. Treasury Inflation Protected Securities, 1.75%, 1/15/2034	2.0%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Multi-Asset Accumulation Fund

SEI Institutional Managed Trust/Class F Shares - SAAAX

Annual Shareholder Report: September 30, 2025

SAAAX-AR-2025

Annual Shareholder Report: September 30, 2025

Multi-Asset Accumulation Fund

SEI Institutional Managed Trust/Class Y Shares - SMOYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Multi-Asset Accumulation Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Accumulation Fund, Class Y Shares	$95	0.93%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.92%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Multi-Asset Accumulation Fund, Class Y Shares - $156,286
MSCI ACWI ex USA Index (USD) (NR)* † - $220,465
60% MSCI World Index (NR)(Hedged)(USD) / 40% Bloomberg Global Aggregate Index (Hedged) (USD)† - $236,507
MSCI World Index (Hedged) (USD) (NR)† - $347,997
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Multi-Asset Accumulation Fund, Class Y Shares	MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	60% MSCI World Index (NR)(Hedged)(USD) / 40% Bloomberg Global Aggregate Index (Hedged) (USD)Footnote Reference†	MSCI World Index (Hedged) (USD) (NR)Footnote Reference†
Sep/15	$100,000	$100,000	$100,000	$100,000
Sep/16	$111,656	$109,257	$109,300	$110,832
Sep/17	$116,739	$130,682	$120,982	$131,307
Sep/18	$120,388	$132,985	$130,791	$148,510
Sep/19	$135,028	$131,351	$139,824	$154,255
Sep/20	$137,383	$135,293	$150,681	$168,661
Sep/21	$156,554	$167,650	$175,894	$218,183
Sep/22	$124,351	$125,458	$151,971	$185,499
Sep/23	$127,741	$151,037	$172,565	$225,462
Sep/24	$149,595	$189,329	$211,921	$296,361
Sep/25	$156,286	$220,465	$236,507	$347,997
Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, a hybrid of 60% MSCI World Index (Net) (USD Hedged) and 40% Bloomberg Global Aggregate Index (USD Hedged) for the 12-month period ending September 30, 2025.

The Fund's underweight exposure to global equities, as well as its overweight allocation to global sovereign bonds, detracted from performance for the reporting period. Positions in inflation-related assets contributed to relative performance.

AQR Capital Management, LLC (AQR) and SEI Investments Management Company (SIMC) underperformed the Fund’s hybrid benchmark during the reporting period due mainly to underweight allocations to global equities, which performed well over the 12 months, driven by easing inflation and lower interest-rate expectations, along with resilient earnings, boosted valuations, and investor confidence. Both AQR and SIMC were also challenged by overweight allocations to global sovereign bonds. Although the U.S Federal Reserve, European Central Bank, and Bank of England cut their respective benchmark interest rates during the period, longer-dated yields rose, driven by sticky inflation in developed markets. This led to a steepening yield curve, as short-term rates generally declined, but longer-term rates rose, pressuring sovereign bond futures tied to longer-duration benchmarks. Exposure to inflation-related assets benefited both managers; commodities exposure contributed to performance and ended the period with positive returns, as strength in precious metals and steady demand for industrial materials offset weakness in energy prices. Treasury Inflation Protected Securities (TIPS) were supported by declining real yields and attractive relative value versus nominal Treasuries.

Regarding the Fund’s use of derivatives over the reporting period, sovereign bond index futures, interest-rate swaps, and total-return swaps detracted from performance. Developed- and emerging-market equity futures, as well as strategic commodity exposures via futures and swaps, contributed to performance. Forward-currency contracts on emerging-market currencies bolstered Fund performance, while developed-market currency forward contracts, used to hedge foreign-currency risk against the U.S dollar, had a negative impact.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Multi-Asset Accumulation Fund, Class Y Shares	4.47%	2.61%	4.57%
MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	16.45%	10.26%	8.23%
60% MSCI World Index (NR)(Hedged)(USD) / 40% Bloomberg Global Aggregate Index (Hedged) (USD)Footnote Reference†	11.60%	9.44%	8.99%
MSCI World Index (Hedged) (USD) (NR)Footnote Reference†	17.42%	15.59%	13.28%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,169,904	293	$7,581	75%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Total Return Swaps	-0.2%
Warrants	0.0%
Rights	0.0%
Forwards	0.2%
Futures Contracts	1.3%
Sovereign Debt	5.1%
Common Stock	6.2%
U.S. Treasury Obligations	70.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Bills, 4.05%, 10/9/2025	6.8%
U.S. Treasury Bills, 4.16%, 10/2/2025	6.7%
U.S. Treasury Bills, 3.99%, 10/16/2025	6.5%
NVIDIA Corp	4.5%
U.S. Treasury Bills, 4.20%, 1/2/2026	3.1%
U.S. Treasury Bills, 4.02%, 11/4/2025	3.0%
U.S. Treasury Bills, 4.24%, 12/4/2025	2.5%
U.S. Treasury Inflation Protected Securities, 1.88%, 7/15/2034	2.1%
U.S. Treasury Inflation Protected Securities, 2.13%, 1/15/2035	2.0%
U.S. Treasury Inflation Protected Securities, 1.75%, 1/15/2034	2.0%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Multi-Asset Accumulation Fund

SEI Institutional Managed Trust/Class Y Shares - SMOYX

Annual Shareholder Report: September 30, 2025

SMOYX-AR-2025

Annual Shareholder Report: September 30, 2025

Multi-Asset Income Fund

SEI Institutional Managed Trust/Class F Shares - SIOAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Multi-Asset Income Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Income Fund, Class F Shares	$85	0.82%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.80%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Multi-Asset Income Fund, Class F Shares - $158,842
Bloomberg U.S. Aggregate Bond Index (USD) (TR)* - $119,978
45% Bloomberg U.S. Aggregate Bond Index / 40% ICE BofA U.S. High Yield Constrained Index / 15% MSCI ACWI (NR)† ‡ - $170,893
$200,000
$180,000
$160,000
$140,000
$120,000
$100,000
$80,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Multi-Asset Income Fund, Class F Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	45% Bloomberg U.S. Aggregate Bond Index / 40% ICE BofA U.S. High Yield Constrained Index / 15% MSCI ACWI (NR)Footnote Reference†Footnote Reference‡
Sep/15	$100,000	$100,000	$100,000
Sep/16	$107,384	$105,192	$109,840
Sep/17	$114,791	$105,269	$116,752
Sep/18	$116,583	$103,989	$120,485
Sep/19	$126,251	$114,695	$130,125
Sep/20	$128,596	$122,706	$138,777
Sep/21	$140,905	$121,608	$150,334
Sep/22	$118,045	$103,854	$128,751
Sep/23	$127,651	$104,523	$137,890
Sep/24	$148,784	$116,615	$160,097
Sep/25	$158,842	$119,978	$170,893
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
Footnote‡	ACWI – All Country World Index

How did the Fund perform in the last year?

Class F Shares outperformed its benchmark, a hybrid of 45% Bloomberg U.S. Aggregate Bond Index, 40% ICE BofA U.S. High Yield Constrained Index, and 15% MSCI ACWI Index (Net), for the 12-month period ending September 30, 2025.

The Fund’s overweight to securitized assets was the most significant contributor to relative performance during the reporting period; overweight exposure to equities, emerging-market debt, bank loans and collateralized loan obligations (CLOs) further benefited performance, while an underweight to high-yield debt was the most significant detractor over the period as high-yield spreads tightened amid steady corporate earnings and low defaults.

Among the Fund’s sub-advisers, SEI Investments Management Corporation underperformed its mandate’s broad equity benchmark as dividend-paying stocks lagged the broader market. Barings LLC outperformed the benchmark due to its significant exposure to asset-backed securities (ABS), which performed well over the period. Goldman Sachs Asset Management, L.P. performed in line with the Fund’s blended benchmark. Local-currency strength and interest-rate cuts by some emerging-market central banks bolstered the sub-adviser’s allocation to emerging-market debt, while its underweight to equities was a detractor. Prior to Western Asset Management Company’s termination early in the period, the sub-advisor benefited from its underweight to nominal sovereign bonds, but was challenged by its overweight to bank loans.

The Fund’s use of derivatives during the period included total-return swaps, interest-rate swaps, bond-index futures, credit default swaps, and currency forwards. These were employed for fixed-income relative value and interest-rate risk hedging. Bond-index futures detracted from Fund performance. Although the U.S Federal Reserve, European Central Bank, and Bank of England cut their respective benchmark interest rates during the period, longer-dated yields rose during the period. This led to a steepening yield curve, as short-term rates generally declined pressuring sovereign bond futures tied to longer-duration benchmarks. The effect of interest-rate swaps on Fund performance was generally muted. Currency forwards and credit default swaps had a slightly positive effect on Fund performance.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Multi-Asset Income Fund, Class F Shares	6.76%	4.32%	4.74%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	1.84%
45% Bloomberg U.S. Aggregate Bond Index / 40% ICE BofA U.S. High Yield Constrained Index / 15% MSCI ACWI (NR)Footnote Reference†Footnote Reference‡	6.74%	4.25%	5.50%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$533,155	988	$2,225	59%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Interest Rate Swaps	0.0%
Forwards	0.0%
Warrants	0.0%
Credit Default Swaps	0.0%
Municipal Bond	0.0%
Convertible Bonds	0.1%
Materials	0.1%
Utilities	0.1%
Consumer Discretionary	0.6%
U.S. Treasury Obligation	0.7%
Real Estate	1.0%
Information Technology	1.0%
Industrials	1.2%
Communication Services	1.5%
Exchange-Traded Funds	1.7%
Energy	2.1%
Sovereign Debt	2.4%
Consumer Staples	3.3%
Health Care	3.7%
Financials	5.2%
Loan Participations	8.6%
Mortgage-Backed Securities	9.2%
Asset-Backed Securities	13.4%
Corporate Obligations	42.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SPDR Blackstone Senior Loan ETF	1.2%
U.S. Treasury Bill, 2.13%, 10/21/2025	0.7%
Invesco Senior Loan ETF	0.6%
Johnson & Johnson	0.5%
Altria Group Inc	0.5%
Pfizer Inc	0.5%
DBS Group Holdings Ltd	0.5%
AbbVie Inc	0.5%
CME Group Inc, Cl A	0.5%
Novartis AG	0.4%

Material Fund Changes

Western Asset Management Company, LLC, Western Asset Management Company Limited, and Western Asset Management Company PTE Ltd were terminated as Fund sub-advisers during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Multi-Asset Income Fund

SEI Institutional Managed Trust/Class F Shares - SIOAX

Annual Shareholder Report: September 30, 2025

SIOAX-AR-2025

Annual Shareholder Report: September 30, 2025

Multi-Asset Income Fund

SEI Institutional Managed Trust/Class Y Shares - SLIYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Multi-Asset Income Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Income Fund, Class Y Shares	$74	0.72%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.70%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Multi-Asset Income Fund, Class Y Shares - $160,270
Bloomberg U.S. Aggregate Bond Index (USD) (TR)* - $119,978
45% Bloomberg U.S. Aggregate Bond Index / 40% ICE BofA U.S. High Yield Constrained Index / 15% MSCI ACWI (NR)† ‡ - $170,893
$200,000
$180,000
$160,000
$140,000
$120,000
$100,000
$80,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Multi-Asset Income Fund, Class Y Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	45% Bloomberg U.S. Aggregate Bond Index / 40% ICE BofA U.S. High Yield Constrained Index / 15% MSCI ACWI (NR)Footnote Reference†Footnote Reference‡
Sep/15	$100,000	$100,000	$100,000
Sep/16	$107,486	$105,192	$109,840
Sep/17	$115,014	$105,269	$116,752
Sep/18	$116,927	$103,989	$120,485
Sep/19	$126,738	$114,695	$130,125
Sep/20	$129,222	$122,706	$138,777
Sep/21	$141,736	$121,608	$150,334
Sep/22	$118,860	$103,854	$128,751
Sep/23	$128,662	$104,523	$137,890
Sep/24	$150,113	$116,615	$160,097
Sep/25	$160,270	$119,978	$170,893
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
Footnote‡	ACWI – All Country World Index

How did the Fund perform in the last year?

Class Y Shares outperformed its benchmark, a hybrid of 45% Bloomberg U.S. Aggregate Bond Index, 40% ICE BofA U.S. High Yield Constrained Index, and 15% MSCI ACWI Index (Net), for the 12-month period ending September 30, 2025.

The Fund’s overweight to securitized assets was the most significant contributor to relative performance during the reporting period; overweight exposure to equities, emerging-market debt, bank loans and collateralized loan obligations (CLOs) further benefited performance, while an underweight to high-yield debt was the most significant detractor over the period as high-yield spreads tightened amid steady corporate earnings and low defaults.

Among the Fund’s sub-advisers, SEI Investments Management Corporation underperformed its mandate’s broad equity benchmark as dividend-paying stocks lagged the broader market. Barings LLC outperformed the benchmark due to its significant exposure to asset-backed securities (ABS), which performed well over the period. Goldman Sachs Asset Management, L.P. performed in line with the Fund’s blended benchmark. Local-currency strength and interest-rate cuts by some emerging-market central banks bolstered the sub-adviser’s allocation to emerging-market debt, while its underweight to equities was a detractor. Prior to Western Asset Management Company’s termination early in the period, the sub-advisor benefited from its underweight to nominal sovereign bonds, but was challenged by its overweight to bank loans.

The Fund’s use of derivatives during the period included total-return swaps, interest-rate swaps, bond-index futures, credit default swaps, and currency forwards. These were employed for fixed-income relative value and interest-rate risk hedging. Bond-index futures detracted from Fund performance. Although the U.S Federal Reserve, European Central Bank, and Bank of England cut their respective benchmark interest rates during the period, longer-dated yields rose during the period. This led to a steepening yield curve, as short-term rates generally declined pressuring sovereign bond futures tied to longer-duration benchmarks. The effect of interest-rate swaps on Fund performance was generally muted. Currency forwards and credit default swaps had a slightly positive effect on Fund performance.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Multi-Asset Income Fund, Class Y Shares	6.77%	4.40%	4.83%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	1.84%
45% Bloomberg U.S. Aggregate Bond Index / 40% ICE BofA U.S. High Yield Constrained Index / 15% MSCI ACWI (NR)Footnote Reference†Footnote Reference‡	6.74%	4.25%	5.50%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$533,155	988	$2,225	59%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Interest Rate Swaps	0.0%
Forwards	0.0%
Warrants	0.0%
Credit Default Swaps	0.0%
Municipal Bond	0.0%
Convertible Bonds	0.1%
Materials	0.1%
Utilities	0.1%
Consumer Discretionary	0.6%
U.S. Treasury Obligation	0.7%
Real Estate	1.0%
Information Technology	1.0%
Industrials	1.2%
Communication Services	1.5%
Exchange-Traded Funds	1.7%
Energy	2.1%
Sovereign Debt	2.4%
Consumer Staples	3.3%
Health Care	3.7%
Financials	5.2%
Loan Participations	8.6%
Mortgage-Backed Securities	9.2%
Asset-Backed Securities	13.4%
Corporate Obligations	42.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SPDR Blackstone Senior Loan ETF	1.2%
U.S. Treasury Bill, 2.13%, 10/21/2025	0.7%
Invesco Senior Loan ETF	0.6%
Johnson & Johnson	0.5%
Altria Group Inc	0.5%
Pfizer Inc	0.5%
DBS Group Holdings Ltd	0.5%
AbbVie Inc	0.5%
CME Group Inc, Cl A	0.5%
Novartis AG	0.4%

Material Fund Changes

Western Asset Management Company, LLC, Western Asset Management Company Limited, and Western Asset Management Company PTE Ltd were terminated as Fund sub-advisers during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Multi-Asset Income Fund

SEI Institutional Managed Trust/Class Y Shares - SLIYX

Annual Shareholder Report: September 30, 2025

SLIYX-AR-2025

Annual Shareholder Report: September 30, 2025

Multi-Asset Inflation Managed Fund

SEI Institutional Managed Trust/Class F Shares - SIFAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Multi-Asset Inflation Managed Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Inflation Managed Fund, Class F Shares	$106	1.04%Footnote Reference*
Footnote	Description
Footnote*	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.90%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Multi-Asset Inflation Managed Fund, Class F Shares - $130,175
Bloomberg U.S. Aggregate Bond Index (USD) (TR)* - $119,978
Bloomberg 1-5 Year U.S. TIPS Index (70%)/Bloomberg Commodity Index Total Return Index (20%)/S&P 500 Index (10%) - $157,349
$170,000
$160,000
$150,000
$140,000
$130,000
$120,000
$110,000
$100,000
$90,000
$80,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Multi-Asset Inflation Managed Fund, Class F Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg 1-5 Year U.S. TIPS Index (70%)/Bloomberg Commodity Index Total Return Index (20%)/S&P 500 Index (10%)
Sep/15	$100,000	$100,000	$100,000
Sep/16	$101,055	$105,192	$103,422
Sep/17	$98,967	$105,269	$105,261
Sep/18	$99,999	$103,989	$108,205
Sep/19	$99,381	$114,695	$110,149
Sep/20	$95,991	$122,706	$114,393
Sep/21	$110,114	$121,608	$131,405
Sep/22	$115,728	$103,854	$128,917
Sep/23	$117,413	$104,523	$133,948
Sep/24	$124,664	$116,615	$146,245
Sep/25	$130,175	$119,978	$157,349
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, a hybrid of 70% Bloomberg 1-5 Year U.S. TIPS Index, 20% Bloomberg Commodity Index, and 10% S&P 500 Index (Gross).

The Fund’s equity long/short strategy detracted from performance during the reporting period as inflation moderated, though core components like services and wages remained above the Federal Reserve’s target, with less inflation-sensitive sectors outperforming those with greater inflation sensitivity. Holdings in the energy sector detracted from performance over the period due to pressured crude oil prices, as supply growth outpaced demand, despite intermittent geopolitical volatility. An underweight to Treasury Inflation-Protected Securities (TIPS) contributed to Fund performance. Commodities exposure contributed to performance as precious metals, outperformed on demand for safe-haven assets, while energy lagged as oil prices fell.

Among the Fund’s sub-advisers, UBS Asset Management (Americas) LLC (formerly Credit Suisse Asset Management, LLC) outperformed the Fund’s blended benchmark and contributed to performance. Columbia Management Investment Advisers LLC (Columbia) was terminated as a commodities sub-adviser to the Fund late in the period, and Wellington Management Company LLP (Wellington) was hired; both managers contributed to performance during their respective times as they were able to take advantage of yield-curve positioning in commodities. Franklin Advisers, Inc. underperformed the Fund’s blended benchmark as less inflation-sensitive sectors outperformed. AllianceBernstein L.P. also underperformed the Fund’s blended benchmark.

Regarding the use of derivatives during the reporting period, commodity futures and interest-rate swaps contributed positively to Fund performance, while equity-index futures, bond futures, and CDS were detractors but provided the intended hedging.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Multi-Asset Inflation Managed Fund, Class F Shares	4.42%	6.28%	2.67%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	1.84%
Bloomberg 1-5 Year U.S. TIPS Index (70%)/Bloomberg Commodity Index Total Return Index (20%)/S&P 500 Index (10%)	7.59%	6.58%	4.64%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$519,084	1,136	$1,804	44%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Credit Default Swaps	0.0%
Forward	0.0%
Rights	0.0%
Purchased Option	0.0%
Real Estate	0.1%
Communication Services	0.1%
Materials	0.2%
Foreign Common Stock	0.2%
Sovereign Debt	0.3%
Registered Investment Company	0.3%
Health Care	0.3%
Information Technology	0.5%
Consumer Staples	0.6%
Industrials	0.7%
Futures Contracts	0.7%
Interest Rate Swaps	0.8%
Energy	0.9%
Consumer Discretionary	1.0%
Utilities	1.3%
U.S. Government Agency Obligations	1.4%
Financials	3.2%
Mortgage-Backed Securities	3.5%
Asset-Backed Securities	3.5%
Common Stock	25.8%
U.S. Treasury Obligations	51.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Inflation Protected Securities, 0.25%, 7/15/2029	15.0%
U.S. Treasury Inflation Protected Securities, 0.38%, 7/15/2027	9.1%
U.S. Treasury Inflation Protected Securities, 1.63%, 4/15/2030	3.6%
U.S. Treasury Bills, 4.27%, 10/16/2025	2.5%
Exxon Mobil Corp	2.1%
U.S. Treasury Bills, 4.27%, 10/7/2025	2.0%
U.S. Treasury Bills, 4.26%, 10/14/2025	1.9%
U.S. Treasury Notes, 4.14%, 1/31/2026	1.8%
U.S. Treasury Bills, 4.27%, 11/12/2025	1.8%
U.S. Treasury Bills, 4.27%, 10/28/2025	1.7%

Material Fund Changes

Columbia was terminated as a Fund sub-adviser, while Wellington was hired as a sub-adviser during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Multi-Asset Inflation Managed Fund

SEI Institutional Managed Trust/Class F Shares - SIFAX

Annual Shareholder Report: September 30, 2025

SIFAX-AR-2025

Annual Shareholder Report: September 30, 2025

Multi-Asset Inflation Managed Fund

SEI Institutional Managed Trust/Class Y Shares - SLFYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Multi-Asset Inflation Managed Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Inflation Managed Fund, Class Y Shares	$81	0.79%Footnote Reference*
Footnote	Description
Footnote*	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.65%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Multi-Asset Inflation Managed Fund, Class Y Shares - $133,304
Bloomberg U.S. Aggregate Bond Index (USD) (TR)* - $119,978
Bloomberg 1-5 Year U.S. TIPS Index (70%)/Bloomberg Commodity Index Total Return Index (20%)/S&P 500 Index (10%) - $157,349
$170,000
$160,000
$150,000
$140,000
$130,000
$120,000
$110,000
$100,000
$90,000
$80,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Multi-Asset Inflation Managed Fund, Class Y Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg 1-5 Year U.S. TIPS Index (70%)/Bloomberg Commodity Index Total Return Index (20%)/S&P 500 Index (10%)
Sep/15	$100,000	$100,000	$100,000
Sep/16	$101,298	$105,192	$103,422
Sep/17	$99,373	$105,269	$105,261
Sep/18	$100,655	$103,989	$108,205
Sep/19	$100,299	$114,695	$110,149
Sep/20	$97,121	$122,706	$114,393
Sep/21	$111,676	$121,608	$131,405
Sep/22	$117,659	$103,854	$128,917
Sep/23	$119,716	$104,523	$133,948
Sep/24	$127,461	$116,615	$146,245
Sep/25	$133,304	$119,978	$157,349
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, a hybrid of 70% Bloomberg 1-5 Year U.S. TIPS Index, 20% Bloomberg Commodity Index, and 10% S&P 500 Index (Gross).

The Fund’s equity long/short strategy detracted from performance during the reporting period as inflation moderated, though core components like services and wages remained above the Federal Reserve’s target, with less inflation-sensitive sectors outperforming those with greater inflation sensitivity. Holdings in the energy sector detracted from performance over the period due to pressured crude oil prices, as supply growth outpaced demand, despite intermittent geopolitical volatility. An underweight to Treasury Inflation-Protected Securities (TIPS) contributed to Fund performance. Commodities exposure contributed to performance as precious metals, outperformed on demand for safe-haven assets, while energy lagged as oil prices fell.

Among the Fund’s sub-advisers, UBS Asset Management (Americas) LLC (formerly Credit Suisse Asset Management, LLC) outperformed the Fund’s blended benchmark and contributed to performance. Columbia Management Investment Advisers LLC (Columbia) was terminated as a commodities sub-adviser to the Fund late in the period, and Wellington Management Company LLP (Wellington) was hired; both managers contributed to performance during their respective times as they were able to take advantage of yield-curve positioning in commodities. Franklin Advisers, Inc. underperformed the Fund’s blended benchmark as less inflation-sensitive sectors outperformed. AllianceBernstein L.P. also underperformed the Fund’s blended benchmark.

Regarding the use of derivatives during the reporting period, commodity futures and interest-rate swaps contributed positively to Fund performance, while equity-index futures, bond futures, and CDS were detractors but provided the intended hedging.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Multi-Asset Inflation Managed Fund, Class Y Shares	4.58%	6.54%	2.92%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	1.84%
Bloomberg 1-5 Year U.S. TIPS Index (70%)/Bloomberg Commodity Index Total Return Index (20%)/S&P 500 Index (10%)	7.59%	6.58%	4.64%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$519,084	1,136	$1,804	44%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Credit Default Swaps	0.0%
Forward	0.0%
Rights	0.0%
Purchased Option	0.0%
Real Estate	0.1%
Communication Services	0.1%
Materials	0.2%
Foreign Common Stock	0.2%
Sovereign Debt	0.3%
Registered Investment Company	0.3%
Health Care	0.3%
Information Technology	0.5%
Consumer Staples	0.6%
Industrials	0.7%
Futures Contracts	0.7%
Interest Rate Swaps	0.8%
Energy	0.9%
Consumer Discretionary	1.0%
Utilities	1.3%
U.S. Government Agency Obligations	1.4%
Financials	3.2%
Mortgage-Backed Securities	3.5%
Asset-Backed Securities	3.5%
Common Stock	25.8%
U.S. Treasury Obligations	51.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Inflation Protected Securities, 0.25%, 7/15/2029	15.0%
U.S. Treasury Inflation Protected Securities, 0.38%, 7/15/2027	9.1%
U.S. Treasury Inflation Protected Securities, 1.63%, 4/15/2030	3.6%
U.S. Treasury Bills, 4.27%, 10/16/2025	2.5%
Exxon Mobil Corp	2.1%
U.S. Treasury Bills, 4.27%, 10/7/2025	2.0%
U.S. Treasury Bills, 4.26%, 10/14/2025	1.9%
U.S. Treasury Notes, 4.14%, 1/31/2026	1.8%
U.S. Treasury Bills, 4.27%, 11/12/2025	1.8%
U.S. Treasury Bills, 4.27%, 10/28/2025	1.7%

Material Fund Changes

Columbia was terminated as a Fund sub-adviser, while Wellington was hired as a sub-adviser during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Multi-Asset Inflation Managed Fund

SEI Institutional Managed Trust/Class Y Shares - SLFYX

Annual Shareholder Report: September 30, 2025

SLFYX-AR-2025

Annual Shareholder Report: September 30, 2025

Multi-Asset Capital Stability Fund

SEI Institutional Managed Trust/Class F Shares - SCLAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Multi-Asset Capital Stability Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Capital Stability Fund, Class F Shares	$65	0.64%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.62%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Multi-Asset Capital Stability Fund, Class F Shares - $132,371

Bloomberg U.S. Aggregate Bond Index (USD) (TR)* - $119,978

$140,000
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Multi-Asset Capital Stability Fund, Class F Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	95% Bloomberg 1-3 Year U.S. Government/Credit Index / 5% S&P 500 Index
Sep/15	$100,000	$100,000	$100,000
Sep/16	$101,473	$105,192	$102,011
Sep/17	$103,283	$105,269	$103,547
Sep/18	$105,086	$103,989	$104,631
Sep/19	$109,228	$114,695	$109,551
Sep/20	$112,011	$122,706	$114,376
Sep/21	$115,677	$121,608	$116,278
Sep/22	$110,770	$103,854	$109,848
Sep/23	$115,416	$104,523	$113,915
Sep/24	$127,059	$116,615	$123,629
Sep/25	$132,371	$119,978	$129,559
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

Class F Shares underperformed its blended benchmark (95% Bloomberg 1-3 Year U.S. Government/Credit Index, USD, 5% S&P 500 Index (Gross), USD) for the 12 month period ending September 30, 2025.

Fund performance for the reporting period benefited from an overweight allocation to global equities and a tactical overweight to U.S. Treasury Inflation-Protected Securities (TIPS). An underweight to nominal Treasury securities detracted from performance.

Among the Fund’s sub-advisers, Janus Henderson Investors US LLC (Janus) outperformed the Fund’s blended benchmark during the period. AllianceBernstein L.P. (AllianceBernstein) was terminated as a Fund manager early in the reporting period, but also outperformed during its time in the Fund. SEI Investments Management Corporation (SIMC) began directly managing a portion of the Fund early in the period and underperformed. The Fund benefited from overweights to equities, driven by easing inflation and interest-rate expectations, along with resilient earnings, boosted valuations, and investor confidence. Both AllianceBernstein and SIMC benefited from overweights to TIPS, which were supported by declining real yields and attractive relative value versus nominal Treasuries. The Fund was challenged by underweights to nominal Treasuries; however, each manager’s allocation to cash (the Fund's primary risk-mitigation asset) outperformed nominal Treasuries, as holding securities with longer duration exposure underperformed amid a rise in yields in the intermediate- and long-term segments of the yield curve over the period, while short-term yields remained attractive.

The Fund employed various derivatives over the reporting period, equity-index futures, bond-index futures, equity-index options, and currency forwards. Equity-index futures contributed positively to Fund performance, while equity-index options and bond-index futures were detractors. Forward-currency contracts on developed-market currencies, used to hedge foreign-currency risk against the U.S. dollar, did not materially affect Fund performance.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Multi-Asset Capital Stability Fund, Class F Shares	4.18%	3.40%	2.84%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	1.84%
95% Bloomberg 1-3 Year U.S. Government/Credit Index / 5% S&P 500 Index	4.80%	2.52%	2.62%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$450,430	127	$1,683	260%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Total Return Swaps	0.1%
Futures Contracts	0.3%
Exchange-Traded Funds	4.4%
Commercial Paper	19.5%
Common Stock	21.9%
U.S. Treasury Obligations	46.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bills, 4.17%, 10/2/2025	8.9%
U.S. Treasury Bills, 3.98%, 10/16/2025	7.8%
U.S. Treasury Bills, 4.06%, 10/9/2025	6.7%
Broadcom Inc	4.5%
NVIDIA Corp	3.8%
U.S. Treasury Inflation Protected Securities, 1.63%, 10/15/2027	2.4%
U.S. Treasury Inflation Protected Securities, 0.13%, 10/15/2026	2.3%
U.S. Treasury Inflation Protected Securities, 2.38%, 10/15/2028	2.2%
U.S. Treasury Inflation Protected Securities, 2.13%, 4/15/2029	2.0%
SPDR Portfolio S&P 500 ETF	1.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

During the reporting period, AllianceBernstein was terminated as a Fund sub-adviser, and SIMC was added to directly manage a portion of the Fund’s assets.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Multi-Asset Capital Stability Fund

SEI Institutional Managed Trust/Class F Shares - SCLAX

Annual Shareholder Report: September 30, 2025

SCLAX-AR-2025

Annual Shareholder Report: September 30, 2025

Multi-Asset Capital Stability Fund

SEI Institutional Managed Trust/Class Y Shares - SMLYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Multi-Asset Capital Stability Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Capital Stability Fund, Class Y Shares	$55	0.54%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.52%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Multi-Asset Capital Stability Fund, Class Y Shares - $133,664
Bloomberg U.S. Aggregate Bond Index (USD) (TR)* - $119,978
95% Bloomberg 1-3 Year U.S. Government/Credit Index / 5% S&P 500 Index - $129,559
$140,000
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Sep/15
Sep/16
Sep/17
Sep/18
Sep/19
Sep/20
Sep/21
Sep/22
Sep/23
Sep/24
Sep/25

	Multi-Asset Capital Stability Fund, Class Y Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	95% Bloomberg 1-3 Year U.S. Government/Credit Index / 5% S&P 500 Index
Sep/15	$100,000	$100,000	$100,000
Sep/16	$101,571	$105,192	$102,011
Sep/17	$103,477	$105,269	$103,547
Sep/18	$105,385	$103,989	$104,631
Sep/19	$109,645	$114,695	$109,551
Sep/20	$112,543	$122,706	$114,376
Sep/21	$116,443	$121,608	$116,278
Sep/22	$111,521	$103,854	$109,848
Sep/23	$116,315	$104,523	$113,915
Sep/24	$128,286	$116,615	$123,629
Sep/25	$133,664	$119,978	$129,559
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

Class Y Shares underperformed its blended benchmark (95% Bloomberg 1-3 Year U.S. Government/Credit Index, USD, 5% S&P 500 Index (Gross), USD) for the 12 month period ending September 30, 2025.

Fund performance for the reporting period benefited from an overweight allocation to global equities and a tactical overweight to U.S. Treasury Inflation-Protected Securities (TIPS). An underweight to nominal Treasury securities detracted from performance.

Among the Fund’s sub-advisers, Janus Henderson Investors US LLC (Janus) outperformed the Fund’s blended benchmark during the period. AllianceBernstein L.P. (AllianceBernstein) was terminated as a Fund manager early in the reporting period, but also outperformed during its time in the Fund. SEI Investments Management Corporation (SIMC) began directly managing a portion of the Fund early in the period and underperformed. The Fund benefited from overweights to equities, driven by easing inflation and interest-rate expectations, along with resilient earnings, boosted valuations, and investor confidence. Both AllianceBernstein and SIMC benefited from overweights to TIPS, which were supported by declining real yields and attractive relative value versus nominal Treasuries. The Fund was challenged by underweights to nominal Treasuries; however, each manager’s allocation to cash (the Fund's primary risk-mitigation asset) outperformed nominal Treasuries, as holding securities with longer duration exposure underperformed amid a rise in yields in the intermediate- and long-term segments of the yield curve over the period, while short-term yields remained attractive.

The Fund employed various derivatives over the reporting period, equity-index futures, bond-index futures, equity-index options, and currency forwards. Equity-index futures contributed positively to Fund performance, while equity-index options and bond-index futures were detractors. Forward-currency contracts on developed-market currencies, used to hedge foreign-currency risk against the U.S. dollar, did not materially affect Fund performance.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Multi-Asset Capital Stability Fund, Class Y Shares	4.19%	3.50%	2.94%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	1.84%
95% Bloomberg 1-3 Year U.S. Government/Credit Index / 5% S&P 500 Index	4.80%	2.52%	2.62%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$450,430	127	$1,683	260%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Total Return Swaps	0.1%
Futures Contracts	0.3%
Exchange-Traded Funds	4.4%
Commercial Paper	19.5%
Common Stock	21.9%
U.S. Treasury Obligations	46.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bills, 4.17%, 10/2/2025	8.9%
U.S. Treasury Bills, 3.98%, 10/16/2025	7.8%
U.S. Treasury Bills, 4.06%, 10/9/2025	6.7%
Broadcom Inc	4.5%
NVIDIA Corp	3.8%
U.S. Treasury Inflation Protected Securities, 1.63%, 10/15/2027	2.4%
U.S. Treasury Inflation Protected Securities, 0.13%, 10/15/2026	2.3%
U.S. Treasury Inflation Protected Securities, 2.38%, 10/15/2028	2.2%
U.S. Treasury Inflation Protected Securities, 2.13%, 4/15/2029	2.0%
SPDR Portfolio S&P 500 ETF	1.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

During the reporting period, AllianceBernstein was terminated as a Fund sub-adviser, and SIMC was added to directly manage a portion of the Fund’s assets.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Multi-Asset Capital Stability Fund

SEI Institutional Managed Trust/Class Y Shares - SMLYX

Annual Shareholder Report: September 30, 2025

SMLYX-AR-2025

(b)	Not applicable.

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has two audit committee financial experts serving on the audit committee.

(a) (2) The audit committee financial experts are Susan C. Cote and Christine Reynolds. Mses. Cote and Reynolds are independent as defined in Form N-CSR Item 3 (a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		Fiscal Year 2025			Fiscal Year 2024
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$1,060,000	S0	N/A	$1,090,060	$0	N/A
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$0	$0	$0	$0	$0	$0
(d)	All Other Fees(2)	$0	$291,683	$0	$0	$359,174	$0

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(2)	See Item 4(g) for a description of the services comprising the fees disclosed in this category.

(e)(1) The Registrant’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Service Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Registrant may be pre-approved. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules on auditor independence and whether the provision of such services would compromise the auditor’s independence.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services (1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor's annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor during the following twelve months without obtaining specific pre-approval from the Audit Committee.

The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees (or the manner of their determination) to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	Fiscal 2025	Fiscal 2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not Applicable.

(g)(1) The aggregate non-audit fees and services billed by KPMG for the fiscal years 2025 and 2024 were $291,683 and $359,174, respectively. Non-audit fees consist of SSAE No. 16 review of fund accounting and administration operations and an attestation report in accordance with Rule 17 Ad-13.

(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant’s Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

(i) Not Applicable.

(j) Not Applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the Financial Statements and Financial Highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Financial Highlights filed herein.

September 30, 2025

ANNUAL FINANCIALS AND OTHER INFORMATION

SEI Institutional Managed Trust

Large Cap Fund
Large Cap Value Fund
Large Cap Growth Fund
Large Cap Index Fund
Tax-Managed Large Cap Fund
S&P 500 Index Fund
Small Cap Fund
Small Cap Value Fund
Small Cap Growth Fund
Tax-Managed Small/Mid Cap Fund
Mid-Cap Fund
U.S. Managed Volatility Fund
Global Managed Volatility Fund
Tax-Managed Managed Volatility Fund
Tax-Managed International Managed Volatility Fund
Real Estate Fund
Core Fixed Income Fund
High Yield Bond Fund
Conservative Income Fund
Tax-Free Conservative Income Fund
Real Return Fund
Dynamic Asset Allocation Fund
Multi-Strategy Alternative Fund
Multi-Asset Accumulation Fund
Multi-Asset Income Fund
Multi-Asset Inflation Managed Fund
Multi-Asset Capital Stability Fund

seic.com

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedules of Investments/Consolidated Schedules of Investments	1
Glossary	256
Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities	258
Statements of Operations/Consolidated Statements of Operations	270
Statements of Changes in Net Assets/Consolidated Statements of Changes in Net Assets	276
Statement of Cash Flows	284
Financial Highlights/Consolidated Financial Highlights	285
Notes to Financial Statements/Notes to Consolidated Financial Statements	298
Report of Independent Registered Public Accounting Firm	343
Notice to Shareholders (Unaudited)	345
Other Information (Form N-CSR Items 8-11) (Unaudited)	348

SCHEDULE OF INVESTMENTS

September 30, 2025

Large Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.4%

Communication Services — 12.1%
Alphabet Inc, Cl A	147,821	$35,935
Alphabet Inc, Cl C	105,868	25,784
AT&T Inc	746,332	21,076
Comcast Corp, Cl A	202,534	6,364
Electronic Arts Inc	30,229	6,097
Fox Corp, Cl A	75,165	4,740
Liberty Media Corp-Liberty Formula One, Cl C *	11,713	1,223
Match Group Inc	68,184	2,408
Meta Platforms Inc, Cl A	73,083	53,671
Netflix Inc *	10,196	12,224
Nexstar Media Group Inc, Cl A	7,791	1,541
Pinterest Inc, Cl A *	36,895	1,187
ROBLOX Corp, Cl A *	32,266	4,470
Spotify Technology SA *	3,687	2,574
TEGNA Inc	32,836	668
TKO Group Holdings Inc, Cl A	9,785	1,976
Verizon Communications Inc	98,527	4,330
Walt Disney Co/The	30,692	3,514
		189,782
Consumer Discretionary — 10.3%
Abercrombie & Fitch Co, Cl A *	38,094	3,259
ADT Inc	72,456	631
Airbnb Inc, Cl A *	23,876	2,899
Amazon.com Inc, Cl A *	154,428	33,908
AutoNation Inc *	14,287	3,126
AutoZone Inc *	1,115	4,784
Bloomin' Brands Inc	75,077	538
Booking Holdings Inc	1,607	8,677
BorgWarner Inc	51,591	2,268
Deckers Outdoor Corp *	32,171	3,261
Dick's Sporting Goods Inc	9,168	2,037
Domino's Pizza Inc	8,165	3,525
DoorDash Inc, Cl A *	16,645	4,527
eBay Inc	130,639	11,882
Expedia Group Inc	1,822	389
Ford Motor Co	65,375	782
General Motors Co	160,097	9,761
Goodyear Tire & Rubber Co/The *	61,552	460
Grand Canyon Education Inc *	5,344	1,173
H&R Block Inc	39,964	2,021
Harley-Davidson Inc, Cl A	28,103	784
KB Home	7,667	488
Magna International Inc, Cl A	52,181	2,472
McDonald's Corp	12,569	3,820
MercadoLibre Inc *	955	2,232
O'Reilly Automotive Inc *	37,715	4,066
Penske Automotive Group Inc, Cl A	15,532	2,701
Phinia Inc	12,286	706
PulteGroup Inc	44,969	5,942
PVH Corp	16,256	1,362
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Ralph Lauren Corp, Cl A	16,820	$5,274
Sea Ltd ADR *	26,930	4,813
SharkNinja Inc *	2,764	285
Tapestry Inc	61,384	6,950
Tesla Inc *	10,329	4,594
TJX Cos Inc/The	38,905	5,623
Wayfair Inc, Cl A *	3,750	335
Whirlpool Corp	16,375	1,287
Williams-Sonoma Inc	19,002	3,714
Yum! Brands Inc	25,328	3,850
		161,206
Consumer Staples — 6.1%
Albertsons Cos Inc, Cl A	81,694	1,430
Altria Group Inc	199,875	13,204
Ambev SA ADR	1,367,493	3,050
Archer-Daniels-Midland Co	51,515	3,078
Bunge Global SA	12,997	1,056
Campbell Soup Co	32,377	1,022
Coca-Cola Co/The	22,041	1,462
Colgate-Palmolive Co	21,873	1,749
Conagra Brands Inc	236,892	4,338
Dollar General Corp	82,646	8,541
Estee Lauder Cos Inc/The, Cl A	48,454	4,270
General Mills Inc	24,977	1,259
Ingredion Inc	27,018	3,299
Kraft Heinz Co/The	42,746	1,113
Kroger Co/The	202,793	13,670
Molson Coors Beverage Co, Cl B	55,468	2,510
Monster Beverage Corp *	59,113	3,979
Philip Morris International Inc	47,683	7,734
Procter & Gamble Co/The	24,928	3,830
Sprouts Farmers Market Inc *	2,844	309
Tyson Foods Inc, Cl A	73,863	4,011
Unilever PLC ADR	117,566	6,969
Walmart Inc	35,519	3,661
		95,544
Energy — 2.7%
APA Corp	40,016	972
BP PLC ADR	108,523	3,740
Canadian Natural Resources Ltd	117,097	3,742
ConocoPhillips	72,612	6,868
Devon Energy Corp	44,837	1,572
Exxon Mobil Corp	46,159	5,204
Halliburton Co	64,490	1,586
HF Sinclair Corp	43,001	2,251
Marathon Petroleum Corp	21,976	4,236
Schlumberger NV, Cl A	74,149	2,549
Scorpio Tankers Inc	14,472	811
Shell PLC ADR	52,529	3,757
Valero Energy Corp	28,621	4,873
		42,161

SEI Institutional Managed Trust	1

SCHEDULE OF INVESTMENTS

September 30, 2025

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Financials — 13.0%
Allstate Corp/The	23,396	$5,022
American Financial Group Inc/OH	11,156	1,626
American International Group Inc	32,399	2,545
Ameriprise Financial Inc	7,745	3,805
Annaly Capital Management Inc ‡	273,774	5,533
Bank of America Corp	161,925	8,354
Bank of New York Mellon Corp/The	94,712	10,320
Berkshire Hathaway Inc, Cl B *	7,280	3,660
Citigroup Inc	241,150	24,477
Citizens Financial Group Inc	12,626	671
CME Group Inc, Cl A	4,927	1,331
Corebridge Financial Inc	9,480	304
East West Bancorp Inc	23,532	2,505
Everest Group Ltd	2,104	737
FactSet Research Systems Inc	3,459	991
Fifth Third Bancorp	58,545	2,608
First Horizon Corp	78,064	1,765
Global Payments Inc	103,204	8,574
Goldman Sachs Group Inc/The	7,615	6,064
Hartford Financial Services Group Inc/The	46,647	6,222
JPMorgan Chase & Co	26,480	8,353
M&T Bank Corp	9,537	1,885
Mastercard Inc, Cl A	9,397	5,345
MetLife Inc	5,123	422
MGIC Investment Corp	48,221	1,368
Moody's Corp	33,622	16,020
PayPal Holdings Inc *	26,179	1,756
Radian Group Inc	47,300	1,713
Regions Financial Corp	108,576	2,863
Robinhood Markets Inc, Cl A *	28,322	4,055
S&P Global Inc	6,600	3,212
SoFi Technologies Inc *	22,918	605
State Street Corp	62,585	7,260
Synchrony Financial	76,046	5,403
Toast Inc, Cl A *	7,488	273
Truist Financial Corp	19,030	870
Unum Group	35,267	2,743
Visa Inc, Cl A	67,450	23,026
Voya Financial Inc	6,800	509
Wells Fargo & Co	112,366	9,419
Western Union Co/The	57,967	463
Willis Towers Watson PLC	23,851	8,239
Zions Bancorp NA	17,984	1,018
		203,934
Health Care — 11.4%
Abivax SA ADR *	5,536	470
AstraZeneca PLC ADR	11,848	909
Baxter International Inc	60,057	1,367
BioMarin Pharmaceutical Inc *	30,754	1,666
Boston Scientific Corp *	59,777	5,836
Bristol-Myers Squibb Co	72,977	3,291
Cardinal Health Inc	34,333	5,389
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Cencora Inc, Cl A	14,749	$4,610
Centene Corp *	21,483	767
Cigna Group/The	4,286	1,235
CVS Health Corp	173,359	13,070
Danaher Corp, Cl A	10,722	2,126
DaVita Inc *	9,247	1,229
Doximity Inc, Cl A *	7,483	547
Edwards Lifesciences Corp, Cl A *	32,493	2,527
Eli Lilly & Co	3,633	2,772
Exelixis Inc *	154,431	6,378
Genmab A/S ADR *	82,643	2,535
Gilead Sciences Inc	103,940	11,537
GSK PLC ADR	94,516	4,079
HCA Healthcare Inc	11,406	4,861
Humana Inc	14,469	3,764
ICON PLC *	14,312	2,505
Incyte Corp *	29,565	2,507
Insulet Corp *	4,506	1,391
Intuitive Surgical Inc *	868	388
Jazz Pharmaceuticals PLC *	22,106	2,914
Johnson & Johnson	136,687	25,345
Medtronic PLC	44,558	4,244
Merck & Co Inc	66,528	5,584
Mettler-Toledo International Inc *	12,796	15,708
Natera Inc *	18,458	2,971
Organon & Co	153,642	1,641
Pfizer Inc	168,730	4,299
ResMed Inc	15,306	4,190
Royalty Pharma PLC, Cl A	77,090	2,720
Sanofi SA ADR	40,173	1,896
Stryker Corp	11,347	4,195
Tenet Healthcare Corp *	1,743	354
United Therapeutics Corp *	4,772	2,000
Universal Health Services Inc, Cl B	14,776	3,021
Veeva Systems Inc, Cl A *	10,491	3,125
Vertex Pharmaceuticals Inc *	3,383	1,325
Viatris Inc, Cl W	239,932	2,375
Zoetis Inc, Cl A	23,745	3,474
		179,137
Industrials — 9.4%
AerCap Holdings NV	70,622	8,545
AGCO Corp	28,514	3,053
Allison Transmission Holdings Inc	36,197	3,072
AMETEK Inc	24,220	4,553
Caterpillar Inc, Cl A	4,968	2,370
CNH Industrial NV	107,853	1,170
Cummins Inc	19,070	8,055
Delta Air Lines Inc, Cl A	120,277	6,826
Equifax Inc	8,885	2,279
Fastenal Co, Cl A	16,899	829
FedEx Corp	23,844	5,623
General Electric Co	28,477	8,566
GFL Environmental Inc	49,268	2,334

2	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Graco Inc	21,995	$1,869
HEICO Corp	20,156	6,507
Huntington Ingalls Industries Inc, Cl A	2,248	647
Illinois Tool Works Inc	6,839	1,783
Lennox International Inc	4,389	2,323
Lockheed Martin Corp	4,966	2,479
ManpowerGroup Inc	31,304	1,186
Masco Corp	30,721	2,162
Mueller Industries Inc	19,698	1,992
Oshkosh Corp	8,217	1,066
Otis Worldwide Corp	25,957	2,373
Owens Corning	24,808	3,509
Parker-Hannifin Corp, Cl A	2,415	1,831
QXO Inc *	70,544	1,345
Regal Rexnord Corp	17,781	2,551
Ryder System Inc	16,574	3,127
Snap-on Inc	19,911	6,900
Textron Inc	25,841	2,183
Timken Co/The	48,622	3,655
Trane Technologies PLC	9,709	4,097
TransDigm Group Inc	5,217	6,876
United Airlines Holdings Inc *	32,246	3,112
Veralto Corp	148,284	15,809
Verisk Analytics Inc, Cl A	9,589	2,412
Vertiv Holdings Co, Cl A	27,639	4,170
Westinghouse Air Brake Technologies Corp	5,919	1,187
WW Grainger Inc	3,052	2,908
		147,334
Information Technology — 28.6%
Adobe Inc *	31,420	11,083
Amdocs Ltd	41,692	3,421
Amkor Technology Inc	25,355	720
Amphenol Corp, Cl A	79,504	9,839
Analog Devices Inc	10,936	2,687
Apple Inc	243,064	61,891
Applied Materials Inc	16,869	3,454
AppLovin Corp, Cl A *	17,375	12,485
Arista Networks Inc *	2,153	314
Arrow Electronics Inc, Cl A *	17,193	2,080
Astera Labs Inc *	16,649	3,260
Autodesk Inc, Cl A *	14,892	4,731
Broadcom Inc	45,969	15,166
Ciena Corp *	4,242	618
Cirrus Logic Inc *	30,177	3,781
Cisco Systems Inc	236,780	16,201
Coherent Corp *	13,969	1,505
Corning Inc, Cl B	47,523	3,898
Dell Technologies Inc, Cl C	22,963	3,255
DocuSign Inc, Cl A *	16,648	1,200
Dropbox Inc, Cl A *	189,369	5,721
F5 Inc, Cl A *	16,421	5,307
Flex Ltd *	72,196	4,185
Fortinet Inc *	19,383	1,630
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Gartner Inc *	4,393	$1,155
Gen Digital Inc	105,126	2,985
Guidewire Software Inc *	1,179	271
Hewlett Packard Enterprise Co	105,949	2,602
HP Inc	106,299	2,895
International Business Machines Corp	9,081	2,562
Intuit Inc	12,636	8,629
Jabil Inc	27,473	5,966
Lam Research Corp	27,666	3,704
Micron Technology Inc	25,988	4,348
Microsoft Corp	136,676	70,791
Motorola Solutions Inc	15,561	7,116
Nebius Group NV, Cl A *	71,255	8,000
NetApp Inc	23,565	2,792
NVIDIA Corp	391,002	72,953
ON Semiconductor Corp *	76,557	3,775
Oracle Corp, Cl B	32,641	9,180
Palantir Technologies Inc, Cl A *	3,297	601
QUALCOMM Inc	52,988	8,815
Roper Technologies Inc	8,180	4,079
Salesforce Inc	50,719	12,020
SAP SE ADR	19,773	5,284
Skyworks Solutions Inc	10,799	831
Snowflake Inc, Cl A *	4,858	1,096
Taiwan Semiconductor Manufacturing Co Ltd ADR	30,492	8,516
TD SYNNEX Corp	25,656	4,201
Twilio Inc, Cl A *	21,458	2,148
VeriSign Inc	14,189	3,967
Vontier Corp	122,884	5,157
Western Digital Corp	28,103	3,374
		448,245
Materials — 1.7%
Celanese Corp, Cl A	70,439	2,964
Crown Holdings Inc	51,687	4,992
Eastman Chemical Co	28,673	1,808
FMC Corp	119,980	4,035
Graphic Packaging Holding Co	39,919	781
James Hardie Industries PLC ADR *	39,119	752
Linde PLC	7,977	3,789
Martin Marietta Materials Inc, Cl A	5,543	3,494
Mosaic Co/The	8,735	303
Newmont Corp	12,803	1,079
Steel Dynamics Inc	12,367	1,724
Sylvamo Corp	32,535	1,439
		27,160
Real Estate — 1.1%
American Tower Corp, Cl A ‡	17,514	3,368
Healthpeak Properties Inc ‡	194,166	3,718
Host Hotels & Resorts Inc ‡	198,942	3,386
Howard Hughes Holdings Inc *	28,803	2,367
Omega Healthcare Investors Inc ‡	66,864	2,823

SEI Institutional Managed Trust	3

SCHEDULE OF INVESTMENTS

September 30, 2025

Large Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Sabra Health Care REIT Inc ‡	97,960	$1,826
		17,488
Utilities — 3.0%
Constellation Energy Corp	4,459	1,467
Edison International	50,373	2,785
Entergy Corp	19,379	1,806
Eversource Energy	31,191	2,219
FirstEnergy Corp	128,416	5,884
National Fuel Gas Co	42,029	3,882
NRG Energy Inc	43,942	7,117
Sempra	29,494	2,654
Talen Energy Corp *	14,364	6,110
UGI Corp	67,208	2,235
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Vistra Corp	26,233	$5,140
Xcel Energy Inc	79,271	6,393
		47,692
Total Common Stock
(Cost $848,926) ($ Thousands)		1,559,683

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Institutional Class 4.040%**†	9,989,092	9,989
Total Cash Equivalent
(Cost $9,989) ($ Thousands)		9,989
Total Investments in Securities — 100.0%
(Cost $858,915) ($ Thousands)		$1,569,672

A list of the open futures contracts held by the Fund at September 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	12	Dec-2025	$3,997	$4,043	$46
S&P Mid Cap 400 Index E-MINI	2	Dec-2025	652	658	6
			$4,649	$4,701	$52

Percentages are based on Net Assets of $1,569,285 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of September 30, 2025.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the level of inputs used as of September 30, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,559,683	–	–	1,559,683
Cash Equivalent	9,989	–	–	9,989
Total Investments in Securities	1,569,672	–	–	1,569,672

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	52	–	–	52
Total Other Financial Instruments	52	–	–	52

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

4	SEI Institutional Managed Trust

The following is a summary of the Fund’s transactions with affiliates for the year ended September 30, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$15,864	$362,860	$(368,735)	$—	$—	$9,989	$617	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust	5

SCHEDULE OF INVESTMENTS

September 30, 2025

Large Cap Value Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.9%

Communication Services — 8.6%
Alphabet Inc, Cl A	47,080	$11,445
Alphabet Inc, Cl C	988	241
AT&T Inc	1,527,589	43,139
BCE Inc	224,998	5,263
Comcast Corp, Cl A	825,834	25,948
Electronic Arts Inc	29,281	5,906
Fox Corp, Cl A	130,663	8,239
Fox Corp, Cl B	12,449	713
Meta Platforms Inc, Cl A	3,832	2,814
Nexstar Media Group Inc, Cl A	2,304	455
Omnicom Group Inc	87,022	7,095
TEGNA Inc	41,304	840
Verizon Communications Inc	118,356	5,202
Walt Disney Co/The	22,892	2,621
		119,921
Consumer Discretionary — 7.1%
Abercrombie & Fitch Co, Cl A *	43,074	3,685
Aptiv PLC *	36,436	3,141
AutoNation Inc *	10,940	2,393
Best Buy Co Inc	49,330	3,730
BorgWarner Inc	90,533	3,980
Dick's Sporting Goods Inc	6,823	1,516
eBay Inc	126,043	11,464
Expedia Group Inc	37,908	8,103
Ford Motor Co	185,547	2,219
General Motors Co	372,896	22,735
Genuine Parts Co	53,383	7,399
Goodyear Tire & Rubber Co/The *	89,554	670
Harley-Davidson Inc, Cl A	26,937	752
Lear Corp	4,783	481
Lennar Corp, Cl A	27,173	3,425
LKQ Corp	33,102	1,011
Lowe's Cos Inc	19,841	4,986
Macy's Inc	40,148	720
Magna International Inc, Cl A	63,243	2,996
Mattel Inc *	33,730	568
Penske Automotive Group Inc, Cl A	13,566	2,359
PulteGroup Inc	38,527	5,091
PVH Corp	28,454	2,384
Toll Brothers Inc	1,959	271
Whirlpool Corp	27,736	2,180
		98,259
Consumer Staples — 8.4%
Albertsons Cos Inc, Cl A	127,606	2,234
Altria Group Inc	146,921	9,706
Ambev SA ADR	1,387,221	3,093
Archer-Daniels-Midland Co	191,933	11,466
Bunge Global SA	42,065	3,418
Conagra Brands Inc	183,730	3,364
Diageo PLC ADR	36,738	3,506
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dollar General Corp	80,385	$8,308
Estee Lauder Cos Inc/The, Cl A	41,804	3,684
Ingredion Inc	41,015	5,008
Kraft Heinz Co/The	56,221	1,464
Kroger Co/The	361,003	24,335
Molson Coors Beverage Co, Cl B	102,466	4,637
Nu Skin Enterprises Inc, Cl A	59,228	722
Philip Morris International Inc	59,986	9,730
Target Corp, Cl A	111,768	10,026
Tyson Foods Inc, Cl A	117,405	6,375
Unilever PLC ADR	102,824	6,095
		117,171
Energy — 6.3%
APA Corp	73,894	1,794
BP PLC ADR	48,781	1,681
Canadian Natural Resources Ltd	106,381	3,400
Chevron Corp	18,269	2,837
ConocoPhillips	120,177	11,368
Devon Energy Corp	66,333	2,326
Exxon Mobil Corp	223,787	25,232
Halliburton Co	88,323	2,173
HF Sinclair Corp	31,396	1,643
Marathon Petroleum Corp	53,122	10,239
Schlumberger NV, Cl A	33,497	1,151
Scorpio Tankers Inc	5,529	310
Shell PLC ADR	61,589	4,405
Valero Energy Corp	108,998	18,558
		87,117
Financials — 22.7%
Allstate Corp/The	15,652	3,360
Ally Financial Inc	58,605	2,297
American Express Co	12,719	4,225
American International Group Inc	33,544	2,634
Ameriprise Financial Inc	4,336	2,130
Annaly Capital Management Inc ‡	207,046	4,184
Bank of America Corp	426,738	22,015
Bank of New York Mellon Corp/The	205,455	22,386
Berkshire Hathaway Inc, Cl B *	15,733	7,910
Chubb Ltd	31,837	8,986
Citigroup Inc	438,348	44,492
Citizens Financial Group Inc	40,778	2,168
Corebridge Financial Inc	58,150	1,864
East West Bancorp Inc	22,059	2,348
Everest Group Ltd	10,654	3,731
Fidelity National Information Services Inc, Cl B	22,719	1,498
Fifth Third Bancorp	80,177	3,572
First Citizens BancShares Inc/NC, Cl A	1,292	2,312
First Horizon Corp	73,633	1,665
Global Payments Inc	182,508	15,163
Hartford Financial Services Group Inc/The	23,762	3,170
JPMorgan Chase & Co	57,201	18,043

6	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lincoln National Corp	55,714	$2,247
M&T Bank Corp	17,579	3,474
MetLife Inc	137,686	11,341
MGIC Investment Corp	90,057	2,555
Morgan Stanley	66,059	10,501
Northern Trust Corp	19,901	2,679
PayPal Holdings Inc *	70,678	4,740
Popular Inc	3,485	443
Prudential Financial Inc	84,908	8,808
Radian Group Inc	78,204	2,832
Raymond James Financial Inc	45,580	7,867
Regions Financial Corp	96,913	2,556
Reinsurance Group of America Inc, Cl A	15,786	3,033
RenaissanceRe Holdings Ltd	10,786	2,739
State Street Corp	47,517	5,512
Synchrony Financial	126,034	8,955
T Rowe Price Group Inc	52,240	5,362
Travelers Cos Inc/The	20,779	5,802
Truist Financial Corp	148,530	6,791
Unum Group	64,361	5,006
Voya Financial Inc	57,329	4,288
Wells Fargo & Co	222,598	18,658
Western Union Co/The	97,873	782
Willis Towers Watson PLC	14,219	4,912
Zions Bancorp NA	56,388	3,190
		315,226
Health Care — 13.7%
Baxter International Inc	135,184	3,078
Becton Dickinson & Co	11,783	2,205
BioMarin Pharmaceutical Inc *	40,452	2,191
Bristol-Myers Squibb Co	69,676	3,142
Cardinal Health Inc	57,625	9,045
Centene Corp *	153,261	5,468
Cigna Group/The	21,257	6,127
CVS Health Corp	239,573	18,061
Exelixis Inc *	33,730	1,393
Genmab A/S ADR *	92,275	2,830
Gilead Sciences Inc	150,440	16,699
GSK PLC ADR	98,232	4,240
HCA Healthcare Inc	4,821	2,055
Hologic Inc *	46,500	3,138
Humana Inc	14,017	3,647
ICON PLC *	20,563	3,599
Incyte Corp *	29,716	2,520
Jazz Pharmaceuticals PLC *	25,345	3,340
Johnson & Johnson	89,395	16,576
McKesson Corp	11,481	8,870
Medtronic PLC	120,731	11,498
Merck & Co Inc	115,817	9,721
Novartis AG ADR	54,997	7,053
Organon & Co	201,853	2,156
Pfizer Inc	847,361	21,591
Royalty Pharma PLC, Cl A	75,171	2,652
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sanofi SA ADR	50,550	$2,386
United Therapeutics Corp *	13,640	5,718
UnitedHealth Group Inc	4,714	1,628
Universal Health Services Inc, Cl B	7,974	1,630
Viatris Inc, Cl W	551,148	5,456
		189,713
Industrials — 11.2%
Acuity Brands Inc	851	293
AECOM	18,000	2,348
AerCap Holdings NV	73,698	8,917
AGCO Corp	26,021	2,786
Alaska Air Group Inc *	39,735	1,978
Allison Transmission Holdings Inc	48,962	4,156
Caterpillar Inc, Cl A	7,394	3,528
CNH Industrial NV	145,584	1,580
Cummins Inc	12,198	5,152
Delta Air Lines Inc, Cl A	248,680	14,113
Expeditors International of Washington Inc	25,052	3,071
FedEx Corp	28,512	6,723
General Dynamics Corp	33,310	11,359
Genpact Ltd	26,837	1,124
Huntington Ingalls Industries Inc, Cl A	15,488	4,459
Johnson Controls International PLC	90,890	9,993
Leidos Holdings Inc	24,685	4,665
Lockheed Martin Corp	4,519	2,256
ManpowerGroup Inc	44,402	1,683
Mueller Industries Inc	14,002	1,416
Oshkosh Corp	23,928	3,103
Owens Corning	24,281	3,435
PACCAR Inc	73,918	7,268
Regal Rexnord Corp	24,111	3,459
RTX Corp	81,399	13,621
Ryder System Inc	20,437	3,855
Siemens AG ADR	52,118	7,036
Snap-on Inc	18,096	6,271
Textron Inc	72,569	6,131
Timken Co/The	42,085	3,164
United Airlines Holdings Inc *	19,196	1,852
United Parcel Service Inc, Cl B	54,458	4,549
		155,344
Information Technology — 10.4%
Adobe Inc *	10,395	3,667
Amdocs Ltd	62,562	5,133
Amkor Technology Inc	86,330	2,452
Applied Materials Inc	15,694	3,213
Arrow Electronics Inc, Cl A *	29,256	3,540
Broadcom Inc	32,841	10,835
Cirrus Logic Inc *	33,962	4,255
Cisco Systems Inc	220,971	15,119
Cognizant Technology Solutions Corp, Cl A	88,623	5,944
Dell Technologies Inc, Cl C	21,538	3,053
Dropbox Inc, Cl A *	61,478	1,857

SEI Institutional Managed Trust	7

SCHEDULE OF INVESTMENTS

September 30, 2025

Large Cap Value Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
DXC Technology Co *	171,003	$2,331
F5 Inc, Cl A *	9,418	3,044
Flex Ltd *	53,936	3,127
Gen Digital Inc	37,780	1,072
Hewlett Packard Enterprise Co	487,002	11,961
HP Inc	258,302	7,033
Jabil Inc	37,291	8,098
Micron Technology Inc	25,562	4,277
Microsoft Corp	16,185	8,383
ON Semiconductor Corp *	84,263	4,155
QUALCOMM Inc	109,063	18,144
Salesforce Inc	15,697	3,720
Skyworks Solutions Inc	38,844	2,990
TD SYNNEX Corp	20,829	3,411
Vontier Corp	94,752	3,977
		144,791
Materials — 3.3%
Celanese Corp, Cl A	89,638	3,772
CF Industries Holdings Inc	39,747	3,565
Crown Holdings Inc	56,924	5,498
Dow Inc	203,364	4,663
Eastman Chemical Co	40,818	2,574
FMC Corp	146,891	4,940
Graphic Packaging Holding Co	51,887	1,015
LyondellBasell Industries NV, Cl A	48,418	2,374
Mosaic Co/The	56,143	1,947
Newmont Corp	91,372	7,704
O-I Glass Inc, Cl I *	78,609	1,020
Reliance Inc	5,830	1,637
Steel Dynamics Inc	23,454	3,270
Sylvamo Corp	40,450	1,789
		45,768
Real Estate — 3.0%
Crown Castle Inc ‡	51,074	4,928
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Healthpeak Properties Inc ‡	522,996	$10,016
Host Hotels & Resorts Inc ‡	436,677	7,432
Howard Hughes Holdings Inc *	44,408	3,649
Jones Lang LaSalle Inc *	10,618	3,167
Omega Healthcare Investors Inc ‡	61,252	2,586
Rayonier Inc ‡	49,342	1,310
Sabra Health Care REIT Inc ‡	99,048	1,846
VICI Properties Inc, Cl A ‡	223,857	7,300
		42,234
Utilities — 4.2%
Duke Energy Corp	72,157	8,930
Edison International	83,875	4,637
Eversource Energy	44,209	3,145
Exelon Corp	78,787	3,546
FirstEnergy Corp	120,916	5,540
National Fuel Gas Co	34,734	3,208
NextEra Energy Inc	99,154	7,485
NRG Energy Inc	39,151	6,341
Sempra	59,286	5,335
UGI Corp	120,785	4,017
Xcel Energy Inc	79,243	6,391
		58,575

Total Common Stock
(Cost $938,762) ($ Thousands)		1,374,119

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Institutional Class 4.040%**†	14,398,667	14,399

Total Cash Equivalent
(Cost $14,399) ($ Thousands)		14,399

Total Investments in Securities — 99.9%
(Cost $953,161) ($ Thousands)		$1,388,518

A list of the open futures contracts held by the Fund at September 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
S&P 500 Index E-MINI	13	Dec-2025	$4,343	$4,380	$37
S&P Mid Cap 400 Index E-MINI	13	Dec-2025	4,289	4,272	(17)
			$8,632	$8,652	$20

Percentages are based on Net Assets of $1,390,089 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of September 30, 2025.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

8	SEI Institutional Managed Trust

The following is a summary of the level of inputs used as of September 30, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,374,119	–	–	1,374,119
Cash Equivalent	14,399	–	–	14,399
Total Investments in Securities	1,388,518	–	–	1,388,518
Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	37	–	–	37
Unrealized Depreciation	(17)	–	–	(17)
Total Other Financial Instruments	20	–	–	20

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended September 30, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$13,973	$192,997	$(192,571)	$—	$—	$14,399	$643	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust	9

SCHEDULE OF INVESTMENTS

September 30, 2025

Large Cap Growth Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 95.8%

Communication Services — 13.2%
Alphabet Inc, Cl A	279,731	$68,003
Alphabet Inc, Cl C	86,614	21,095
DoubleVerify Holdings Inc *	105,703	1,266
Electronic Arts Inc	33,598	6,777
Fox Corp, Cl A	5,730	361
Fox Corp, Cl B	4,004	229
Iridium Communications Inc	7,537	132
Liberty Media Corp-Liberty Formula One, Cl C *	33,472	3,496
Match Group Inc	84,272	2,977
Meta Platforms Inc, Cl A	93,325	68,536
Netflix Inc *	21,868	26,218
Pinterest Inc, Cl A *	34,967	1,125
Reddit Inc, Cl A *	671	154
ROBLOX Corp, Cl A *	43,924	6,084
Spotify Technology SA *	6,789	4,739
TKO Group Holdings Inc, Cl A	13,497	2,726
		213,918
Consumer Discretionary — 13.2%
ADT Inc	75,883	661
Airbnb Inc, Cl A *	13,732	1,667
Amazon.com Inc, Cl A *	271,688	59,655
Amer Sports Inc *	11,155	388
AutoZone Inc *	4,158	17,839
Booking Holdings Inc	3,788	20,452
Deckers Outdoor Corp *	34,576	3,505
Domino's Pizza Inc	3,653	1,577
DoorDash Inc, Cl A *	15,899	4,324
eBay Inc	127,065	11,557
Grand Canyon Education Inc *	3,304	725
H&R Block Inc	28,746	1,454
Hilton Worldwide Holdings Inc	24,565	6,373
Lowe's Cos Inc	30,614	7,694
McDonald's Corp	15,339	4,661
MercadoLibre Inc *	1,338	3,127
MGM Resorts International *	3,541	123
NIKE Inc, Cl B	64,208	4,477
O'Reilly Automotive Inc *	62,205	6,706
PVH Corp	5,033	422
Ralph Lauren Corp, Cl A	13,042	4,089
Sea Ltd ADR *	37,760	6,749
SharkNinja Inc *	11,288	1,164
Tapestry Inc	67,314	7,621
Tesla Inc *	32,605	14,500
TJX Cos Inc/The	98,950	14,302
Travel + Leisure Co	4,721	281
Viking Holdings Ltd *	15,290	950
Williams-Sonoma Inc	15,168	2,965
Yum! Brands Inc	22,295	3,389
		213,397
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Consumer Staples — 2.5%
Altria Group Inc	94,510	$6,243
Coca-Cola Co/The	55,648	3,691
Colgate-Palmolive Co	67,388	5,387
Dollar General Corp	15,486	1,601
Dollar Tree Inc *	2,937	277
Kroger Co/The	8,012	540
Maplebear Inc *	5,205	191
Molson Coors Beverage Co, Cl B	29,025	1,313
Monster Beverage Corp *	44,246	2,978
PepsiCo Inc	36,873	5,179
Philip Morris International Inc	55,044	8,928
Procter & Gamble Co/The	21,746	3,341
Sprouts Farmers Market Inc *	4,707	512
		40,181
Financials — 6.8%
Affirm Holdings Inc, Cl A *	2,894	211
Bank of New York Mellon Corp/The	20,015	2,181
BOK Financial Corp	984	110
Capital One Financial Corp	13,146	2,795
Citigroup Inc	10,185	1,034
CME Group Inc, Cl A	57,012	15,404
Comerica Inc	654	45
FactSet Research Systems Inc	15,761	4,515
Fidelity National Information Services Inc, Cl B	12,181	803
Global Payments Inc	9,103	756
Goldman Sachs Group Inc/The	11,455	9,122
Lazard Inc, Cl A	15,999	844
Mastercard Inc, Cl A	31,929	18,162
Moody's Corp	30,278	14,427
MSCI Inc, Cl A	11,496	6,523
Nasdaq Inc, Cl A	12,722	1,125
Popular Inc	16,983	2,157
RenaissanceRe Holdings Ltd	3,685	936
Robinhood Markets Inc, Cl A *	33,683	4,823
Rocket Cos Inc, Cl A	22,052	427
S&P Global Inc	6,779	3,299
SoFi Technologies Inc *	60,814	1,607
Synchrony Financial	22,983	1,633
Toast Inc, Cl A *	70,770	2,584
Visa Inc, Cl A	43,682	14,912
		110,435
Health Care — 6.8%
AbbVie Inc	2,967	687
Abivax SA ADR *	19,638	1,667
Apellis Pharmaceuticals Inc *	41,608	942
BioMarin Pharmaceutical Inc *	7,376	399
Boston Scientific Corp *	64,134	6,261
Bridgebio Pharma Inc *	12,275	638
Cardinal Health Inc	36,489	5,727
Cencora Inc, Cl A	27,311	8,536

10	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
CVS Health Corp	21,123	$1,592
Doximity Inc, Cl A *	18,295	1,338
Edwards Lifesciences Corp, Cl A *	26,567	2,066
Eli Lilly & Co	9,789	7,469
Exelixis Inc *	128,402	5,303
Gilead Sciences Inc	35,126	3,899
Guardant Health Inc *	1,895	118
Halozyme Therapeutics Inc *	9,374	688
Insulet Corp *	10,689	3,300
Intuitive Surgical Inc *	11,027	4,932
Jazz Pharmaceuticals PLC *	9,952	1,312
Johnson & Johnson	75,772	14,050
Merck & Co Inc	26,478	2,222
Mettler-Toledo International Inc *	4,944	6,069
Natera Inc *	18,194	2,929
Neurocrine Biosciences Inc *	1,985	279
Regeneron Pharmaceuticals Inc	1,416	796
ResMed Inc	32,212	8,817
Sarepta Therapeutics Inc *	40,315	777
Tenet Healthcare Corp *	2,709	550
UnitedHealth Group Inc	17,491	6,040
Veeva Systems Inc, Cl A *	25,766	7,676
Vertex Pharmaceuticals Inc *	762	298
Zoetis Inc, Cl A	10,665	1,561
		108,938
Industrials — 6.9%
AGCO Corp	2,074	222
Allison Transmission Holdings Inc	16,876	1,432
Bloom Energy Corp, Cl A *	1,758	149
Boeing Co/The *	5,955	1,285
Carrier Global Corp	94,113	5,619
CNH Industrial NV	49,172	534
Copart Inc *	96,932	4,359
Core & Main Inc, Cl A *	22,019	1,185
Curtiss-Wright Corp	3,232	1,755
Delta Air Lines Inc, Cl A	14,087	799
Fastenal Co, Cl A	10,304	505
GE Vernova Inc	9,331	5,738
Genpact Ltd	12,223	512
GFL Environmental Inc	77,247	3,660
Graco Inc	88,784	7,543
HEICO Corp, Cl A	12,728	3,234
Howmet Aerospace Inc	27,298	5,357
IES Holdings Inc *	1,487	591
Illinois Tool Works Inc	7,255	1,892
Johnson Controls International PLC	19,049	2,095
Lennox International Inc	5,358	2,836
Lockheed Martin Corp	5,386	2,689
Masco Corp	18,330	1,290
MSC Industrial Direct Co Inc, Cl A	11,073	1,020
Otis Worldwide Corp	84,801	7,753
Parker-Hannifin Corp, Cl A	1,563	1,185
QXO Inc *	71,735	1,367
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Rockwell Automation Inc	667	$233
RTX Corp	11,116	1,860
Snap-on Inc	6,741	2,336
Sterling Infrastructure Inc *	972	330
Tetra Tech Inc	21,992	734
Textron Inc	6,521	551
Trane Technologies PLC	28,390	11,980
United Airlines Holdings Inc *	15,096	1,457
Veralto Corp	10,860	1,158
Verisk Analytics Inc, Cl A	14,513	3,650
Vertiv Holdings Co, Cl A	77,032	11,621
Westinghouse Air Brake Technologies Corp	23,498	4,711
Woodward Inc	3,973	1,004
WW Grainger Inc	2,630	2,506
		110,737
Information Technology — 44.0%
Adobe Inc *	20,253	7,144
Akamai Technologies Inc *	554	42
Amphenol Corp, Cl A	80,975	10,021
Analog Devices Inc	32,576	8,004
Apple Inc	411,723	104,837
Applied Materials Inc	2,527	517
AppLovin Corp, Cl A *	29,237	21,008
Arista Networks Inc *	72,130	10,510
Astera Labs Inc *	24,288	4,756
Autodesk Inc, Cl A *	32,100	10,197
Broadcom Inc	97,576	32,191
Cadence Design Systems Inc *	6,153	2,161
Ciena Corp *	13,417	1,954
Cirrus Logic Inc *	24,277	3,042
Cisco Systems Inc	197,340	13,502
Cloudflare Inc, Cl A *	13,648	2,929
Coherent Corp *	27,515	2,964
Corning Inc, Cl B	110,428	9,058
Crowdstrike Holdings Inc, Cl A *	4,607	2,259
Dell Technologies Inc, Cl C	2,904	412
DocuSign Inc, Cl A *	65,080	4,692
Dropbox Inc, Cl A *	193,002	5,831
Dynatrace Inc *	70,685	3,425
Elastic NV *	2,721	230
F5 Inc, Cl A *	23,311	7,534
Fair Isaac Corp *	697	1,043
Flex Ltd *	87,890	5,095
Fortinet Inc *	52,087	4,379
Gartner Inc *	7,177	1,887
Guidewire Software Inc *	14,459	3,324
Hewlett Packard Enterprise Co	195,758	4,808
International Business Machines Corp	26,548	7,491
Intuit Inc	8,198	5,598
Jabil Inc	22,792	4,950
KLA Corp	2,979	3,213
Kyndryl Holdings Inc *	18,983	570
Lam Research Corp	42,001	5,624

SEI Institutional Managed Trust	11

SCHEDULE OF INVESTMENTS

September 30, 2025

Large Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Manhattan Associates Inc *	6,057	$1,242
Micron Technology Inc	5,104	854
Microsoft Corp	286,070	148,170
Motorola Solutions Inc	19,069	8,720
Nebius Group NV, Cl A *	100,065	11,234
NetApp Inc	56,813	6,730
Nutanix Inc, Cl A *	11,867	883
NVIDIA Corp	792,200	147,809
Oracle Corp, Cl B	55,557	15,625
Palantir Technologies Inc, Cl A *	53,214	9,707
Palo Alto Networks Inc *	3,608	735
Pegasystems Inc	19,721	1,134
Qorvo Inc *	1,411	128
QUALCOMM Inc	22,916	3,812
Rubrik Inc, Cl A *	8,797	724
Salesforce Inc	7,322	1,735
ServiceNow Inc *	1,891	1,740
Skyworks Solutions Inc	6,344	488
Snowflake Inc, Cl A *	7,208	1,626
Taiwan Semiconductor Manufacturing Co Ltd ADR	42,548	11,883
Twilio Inc, Cl A *	36,846	3,688
Ubiquiti Inc	1,014	670
UiPath Inc, Cl A *	120,455	1,612
VeriSign Inc	22,622	6,324
Western Digital Corp	54,167	6,503
Workday Inc, Cl A *	1,144	275
		711,253
Materials — 1.0%
James Hardie Industries PLC ADR *	95,892	1,842
Linde PLC	14,397	6,839
Martin Marietta Materials Inc, Cl A	491	309
Mosaic Co/The	1,807	63
Newmont Corp	7,119	600
Sherwin-Williams Co/The, Cl A	20,674	7,159
		16,812
Real Estate — 0.2%
Digital Realty Trust Inc, Cl A ‡	7,702	1,331
SBA Communications Corp, Cl A ‡	4,761	921
Ventas Inc ‡	9,979	698
Zillow Group Inc, Cl C *	9,107	702
		3,652
Utilities — 1.2%
Constellation Energy Corp	6,396	2,105
Dominion Energy Inc	26,870	1,643
NRG Energy Inc	1,574	255
PG&E Corp	4,049	61
Talen Energy Corp *	23,905	10,169
UGI Corp	19,481	648
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Vistra Corp	23,903	$4,683
		19,564

Total Common Stock
(Cost $702,884) ($ Thousands)		1,548,887

	Face Amount (Thousands)
U.S. TREASURY OBLIGATION — 2.0%
U.S. Treasury Bill
4.149%, 11/28/2025 (A)	$32,000	31,794

Total U.S. Treasury Obligation
(Cost $31,789) ($ Thousands)		31,794

	Shares
CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Government Fund, Institutional Class
4.040%**†	35,725,134	35,725
Total Cash Equivalent
(Cost $35,725) ($ Thousands)		35,725
Total Investments in Securities — 100.0%
(Cost $770,398) ($ Thousands)		$1,616,406

12	SEI Institutional Managed Trust

A list of the open futures contracts held by the Fund at September 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
NASDAQ 100 Index E-MINI	10	Dec-2025	$4,953	$4,980	$27
S&P 500 Index E-MINI	13	Dec-2025	4,353	4,380	27
S&P Mid Cap 400 Index E-MINI	2	Dec-2025	659	657	(2)
			$9,965	$10,017	$52

A list of the open OTC swap agreements held by the Fund at September 30, 2025, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	United States Custom Basket of Securities	New York Federal Overnight Bank Fund Rate +0.40%	Asset returns	Annually	09/15/2026	USD	47,944	$(549)	$–	$(549)

The following table represents the top 50 individual stock exposures or those exceeding 1% of the Custom Basket Total Return Swap as of September 30, 2025:

United States Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
37,474	LAM RESEARCH CORP	$4,467	$572	9.3%
10,268	BROADCOM INC	3,722	(335)	7.8
10,975	ROYAL CARIBBEAN CRUISES LTD (DOING BUSINESS AS ROY	3,619	(64)	7.6
14,969	EXPEDIA GROUP INC	3,417	(217)	7.1
11,051	ORACLE CORP	3,339	(237)	7.0
4,076	GOLDMAN SACHS GROUP INC	3,207	50	6.7
39,992	SYNCHRONY FINANCIAL	3,051	(215)	6.4
30,213	NATIONAL FUEL GAS CO	2,645	157	5.5
14,847	NVIDIA CORP	2,639	126	5.5
4,501	MSCI INC.	2,595	(46)	5.4
63,523	OVINTIV INC	2,583	(4)	5.4
28,979	ELASTIC N.V. BEARER AND REGISTERED SHARES	2,559	(116)	5.3
19,448	PRIMORIS SERVICES CORP	2,549	122	5.3
50,010	SYNOVUS FINANCIAL CORP	2,533	(63)	5.3
24,158	CITIGROUP INC	2,411	37	5.0
3,010	COMFORT SYSTEMS USA INC	2,354	125	4.9
33,278	COMERICA INC	2,288	12	4.8
5,388	TESLA INC	2,232	160	4.7
19,493	TERADYNE INC	2,224	476	4.6
3,478	GE VERNOVA INC	2,187	(52)	4.6
38,116	ZIONS BANCORPORATION NA	2,175	(6)	4.5
25,301	TEXTRON INC	2,081	54	4.3
24,007	ZILLOW GROUP INC	2,066	(220)	4.3
188,303	CNH INDUSTRIAL N.V.	2,049	(10)	4.3
160,626	RITHM CAPITAL CORP	1,992	(166)	4.2
33,331	PEGASYSTEMS INC	1,974	(61)	4.1
2,489	EQUINIX INC	1,970	(12)	4.1
215,854	ADT INC	1,893	(5)	4.0
9,575	ALLSTATE CORP	1,885	205	3.9
17,855	UNITED AIRLINES HOLDINGS INC	1,867	(147)	3.9
6,700	TRAVELERS COMPANIES INC	1,851	23	3.9
58,070	CARNIVAL CORPORATION SHS	1,814	(139)	3.8

SEI Institutional Managed Trust	13

SCHEDULE OF INVESTMENTS

September 30, 2025

Large Cap Growth Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
55,929	DROPBOX INC	$1,782	$(96)	3.7%
53,719	UGI CORP	1,774	11	3.7
7,162	RENAISSANCERE HOLDINGS LTD	1,744	74	3.6
5,974	VERISIGN INC	1,711	(44)	3.6
31,547	LAZARD INC REGISTETED SHS	1,708	(46)	3.6
7,364	BOEING CO/THE	1,588	(2)	3.3
8,172	AMERICAN TOWER CORP	1,573	9	3.3
11,114	ROBLOX CORPORATION	1,518	19	3.2
1,777	MONOLITHIC POWER SYSTEMS INC	1,510	135	3.2
17,966	INCYTE CORP	1,494	27	3.1
112,128	DOUBLEVERIFY HOLDINGS INC	1,459	(118)	3.0
6,503	ABBVIE INC	1,437	67	3.0
15,658	TRANSUNION	1,397	(76)	2.9
2,538	S&P GLOBAL INC	1,381	(148)	2.9
16,317	GLOBAL PAYMENTS INC	1,373	(16)	2.9
65,295	LYFT INC	1,346	89	2.8
14,306	NASDAQ INC	1,328	(62)	2.8
16,901	HALOZYME THERAPEUTICS INC	1,290	(53)	2.7
7,370	DIGITAL REALTY TRUST INC	1,290	(9)	2.7
16,124	NUTANIX INC	1,261	(64)	2.6
7,595	MICRON TECHNOLOGY INC	1,210	59	2.5
5,994	SBA COMMUNICATIONS CORP	1,187	(24)	2.5
4,972	APPLE INC	1,177	87	2.5
46,352	INTEL CORP	1,148	771	2.4
62,284	IRIDIUM COMMUNICATIONS INC	1,132	(38)	2.4
147,390	SNAP INC	1,100	35	2.3
30,207	MGM RESORTS INTERNATIONAL	1,077	(32)	2.3
11,792	ALLISON TRANSMISSION HOLDINGS INC	1,035	(36)	2.2
13,730	CVS HEALTH CORP	1,027	7	2.1
66,658	PG&E CORPORATION	1,023	(18)	2.1
8,091	JAZZ PHARMACEUTICALS PLC	1,013	51	2.1
14,224	PAYPAL HOLDINGS INC	955	(3)	2.0
13,096	SKYWORKS SOLUTIONS INC	954	61	2.0
25,847	TETRA TECH INC	937	(76)	2.0
12,254	DEXCOM INC	929	(106)	1.9
17,144	BIOMARIN PHARMACEUTICAL INC	916	12	1.9
216	AUTOZONE INC	914	11	1.9
28,315	KYNDRYL HOLDINGS INC	906	(57)	1.9
8,165	O'REILLY AUTOMOTIVE INC	868	11	1.8
7,842	AGCO CORP	860	(22)	1.8
10,948	AKAMAI TECHNOLOGIES INC	837	(9)	1.8
10,401	NEWMONT CORPORATION	825	53	1.7
26,276	DARLING INGREDIENTS INC	825	(5)	1.7
5,836	NEUROCRINE BIOSCIENCES INC	820	9	1.7
13,047	VIKING HOLDINGS LTD ORD SHS	815	(5)	1.7
9,897	RUBRIK INC	745	67	1.6
3,967	ATLASSIAN CORP	690	(58)	1.4
13,379	BRIDGEBIO PHARMA INC	689	5	1.4
6,770	LOUISIANA	643	(84)	1.3
1,120	REGENERON PHARMACEUTICALS INC	641	(13)	1.3
47,563	10X GENOMICS INC	635	(80)	1.3
4,264	TOLL BROTHERS INC	604	(16)	1.3
32,583	ALBERTSONS COMPANIES INC	600	(30)	1.3
17,286	THE MOSAIC CO	589	14	1.2
7,217	FORTINET INC	585	21	1.2
7,961	DOXIMITY INC	577	4	1.2
44,238	AES CORP	576	5	1.2
3,810	VERTIV HOLDINGS CO	527	47	1.1
3,018	PALANTIR TECHNOLOGIES INC	517	33	1.1
2,961	NATERA INC	510	(34)	1.1
1,655	GE AEROSPACE	487	11	1.0

14	SEI Institutional Managed Trust

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
1,888	WEST PHARMACEUTICAL SERVICES	$486	$8	1.0%

United States Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(4,250)	MEDPACE HOLDINGS INC	$(2,110)	$(72)	(4.4)%
(15,882)	UMB FINANCIAL CORP	(1,912)	29	(4.0)
(74,487)	GAMESTOP CORP NEW SHS	(1,902)	(127)	(4.0)
(21,321)	WESTERN ALLIANCE BANCORP	(1,899)	53	(4.0)
(67,337)	HP INC	(1,869)	18	(3.9)
(129,444)	JOBY AVIATION INCORPORATION	(1,828)	(259)	(3.8)
(73,744)	WEYERHAEUSER CO	(1,826)	0	(3.8)
(14,324)	CULLEN/FROST BANKERS INC	(1,824)	10	(3.8)
(15,872)	ROBINHOOD MARKETS INC	(1,823)	(447)	(3.8)
(47,912)	VIPER ENERGY INC	(1,800)	(29)	(3.8)
(81,388)	OLD NATIONAL BANCORP	(1,795)	11	(3.7)
(5,572)	ERIE INDEMNITY CO SHS	(1,792)	21	(3.7)
(12,999)	AMERICAN WATER WORKS CO INC	(1,786)	(20)	(3.7)
(10,898)	CDW CORPORATION	(1,779)	46	(3.7)
(37,809)	CNA FINANCIAL CORP	(1,765)	11	(3.7)
(21,575)	WELLS FARGO & CO	(1,756)	(49)	(3.7)
(20,874)	PRINCIPAL FINANCIAL GROUP INC	(1,731)	(13)	(3.6)
(10,434)	ATMOS ENERGY CORP	(1,730)	(49)	(3.6)
(77,293)	KIMCO REALTY CORP	(1,727)	21	(3.6)
(38,689)	SMURFIT WESTROCK PUBLIC LIMITED COMPANY	(1,721)	60	(3.6)
(7,701)	AUTONATION INC	(1,695)	13	(3.5)
(4,431)	RBC BEARINGS INC	(1,694)	(33)	(3.5)
(17,711)	EXPAND ENERGY CORPORATION	(1,693)	(186)	(3.5)
(16,539)	SOUTHSTATE CORPORATION	(1,667)	35	(3.5)
(14,335)	REPLIGEN CORP	(1,642)	(272)	(3.4)
(5,657)	WATTS WATER TECHNOLOGIES INC SHS	(1,595)	17	(3.3)
(74,822)	ARES CAPITAL CORP SHS	(1,594)	34	(3.3)
(15,989)	RYMAN HOSPITALITY PROPERTIES INC	(1,588)	139	(3.3)
(5,468)	AIR PRODUCTS & CHEMICALS INC	(1,583)	94	(3.3)
(26,721)	COMMERCE BANCSHARES INC	(1,577)	(25)	(3.3)
(24,687)	KARMAN HOLDINGS INC	(1,575)	(205)	(3.3)
(34,196)	INTERNATIONAL PAPER CO	(1,558)	(42)	(3.3)
(55,393)	SOFI TECHNOLOGIES INC	(1,556)	95	(3.3)
(55,464)	BLACKSTONE SECURED LENDING FUND SHS	(1,540)	53	(3.2)
(5,868)	HEICO CORP	(1,500)	12	(3.1)
(23,775)	CAVA GROUP INC COM	(1,487)	53	(3.1)
(22,100)	COCA	(1,463)	(11)	(3.1)
(31,092)	OCCIDENTAL PETROLEUM CORP	(1,414)	(61)	(3.0)
(57,754)	DOW INC	(1,396)	89	(2.9)
(199,941)	UWM HOLDINGS CORPORATION	(1,350)	126	(2.8)
(13,564)	LIBERTY MEDIA CORP SERIES	(1,342)	(73)	(2.8)
(12,307)	PRUDENTIAL FINANCIAL INC	(1,298)	23	(2.7)
(9,043)	XPO INC	(1,211)	44	(2.5)
(27,238)	LINEAGE INC	(1,141)	75	(2.4)
(81,227)	BLUE OWL CAPITAL CORPORATION	(1,114)	48	(2.3)
(76,993)	ROIVANT SCIENCES LIMITED	(1,074)	(89)	(2.2)
(7,624)	HYATT HOTELS CORP	(1,070)	(10)	(2.2)
(2,499)	MADRIGAL PHARMACEUTICALS INC	(1,064)	(81)	(2.2)
(6,539)	3M CO	(1,024)	11	(2.1)
(2,210)	KINSALE CAPITAL GROUP INC	(938)	(1)	(2.0)
(70,009)	PERMIAN RESOURCES CORPORATION	(927)	22	(1.9)
(11,836)	LOAR HOLDINGS INC	(920)	(26)	(1.9)
(13,898)	RLI CORP	(917)	9	(1.9)
(22,312)	AST SPACEMOBILE INC	(912)	(181)	(1.9)
(5,736)	JACK HENRY & ASSOCIATES INC	(909)	53	(1.9)
(27,432)	THE CAMPBELL'S COMPANY	(902)	37	(1.9)
(10,283)	Westlake Corporation	(892)	101	(1.9)

SEI Institutional Managed Trust	15

SCHEDULE OF INVESTMENTS

September 30, 2025

Large Cap Growth Fund (Concluded)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(5,718)	TD SYNNEX CORPORATION	$(871)	$(64)	(1.8)%
(10,928)	GE HEALTHCARE TECHNOLOGIES INC	(849)	30	(1.8)
(31,187)	RIGETTI COMPUTING INC COMMON STOCK	(841)	(88)	(1.8)
(5,684)	C.H.ROBINSON WORLDWIDE INC	(758)	6	(1.6)
(3,364)	RH	(750)	67	(1.6)
(61,814)	QUANTUMSCAPE CORP	(729)	(32)	(1.5)
(3,812)	MARZETTI COMPANY COM	(695)	34	(1.5)
(6,646)	MUELLER INDUSTRIES INC	(657)	(16)	(1.4)
(1,325)	BERKSHIRE HATHAWAY INC DEL CDR CAD HEDGED	(651)	(21)	(1.4)
(9,653)	UPSTART HOLDINGS INC	(647)	157	(1.4)
(53,775)	CLEVELAND	(639)	(1)	(1.3)
(4,013)	CHEVRON CORP	(634)	12	(1.3)
(2,473)	AEROVIRONMENT INC	(621)	(157)	(1.3)
(2,928)	FIRST SOLAR INC	(606)	(39)	(1.3)
(2,066)	DUOLINGO	(589)	(75)	(1.2)
(1,639)	FABRINET BEARER SHS	(588)	(8)	(1.2)
(1,771)	POOL CORP	(575)	27	(1.2)
(4,866)	NOVANTA INC	(554)	67	(1.2)
(4,606)	SERVICETITAN INC SHS CL A	(533)	69	(1.1)
(8,502)	DUTCH BROS INC	(528)	192	(1.1)
(35,536)	SOUNDHOUND AI INC CLASS A COM	(522)	(49)	(1.1)
(8,426)	IONQ INC	(498)	(68)	(1.0)

Percentages are based on Net Assets of $1,615,931 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of September 30, 2025.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.
(A)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the level of inputs used as of September 30, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,548,887	–	–	1,548,887
U.S. Treasury Obligation	–	31,794	–	31,794
Cash Equivalent	35,725	–	–	35,725
Total Investments in Securities	1,584,612	31,794	–	1,616,406

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	54	–	–	54
Unrealized Depreciation	(2)	–	–	(2)
OTC Swap
Total Return Swap*
Unrealized Depreciation	–	(549)	–	(549)
Total Other Financial Instruments	52	(549)	–	(497)

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

16	SEI Institutional Managed Trust

The following is a summary of the Fund’s transactions with affiliates for the year ended September 30, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$31,080	$473,345	$(468,700)	$—	$—	$35,725	$1,532	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust	17

SCHEDULE OF INVESTMENTS

September 30, 2025

Large Cap Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.2%

Communication Services — 9.8%
Alphabet Inc, Cl A	114,260	$27,777
Alphabet Inc, Cl C	93,075	22,668
AST SpaceMobile Inc, Cl A *	3,400	167
AT&T Inc	137,651	3,887
Charter Communications Inc, Cl A *	1,772	488
Comcast Corp, Cl A	72,656	2,283
DoubleVerify Holdings Inc *	2,900	35
Electronic Arts Inc	5,106	1,030
Fox Corp, Cl A	4,231	267
Fox Corp, Cl B	2,600	149
Frontier Communications Parent Inc *	4,600	172
GCI Liberty Inc *	2,200	—
GCI Liberty Inc, Cl A *	80	3
GCI Liberty Inc, Cl C *	441	16
IAC Inc *	1,248	43
Interpublic Group of Cos Inc/The	7,200	201
Iridium Communications Inc	1,800	31
Liberty Broadband Corp, Cl A *	300	19
Liberty Broadband Corp, Cl C *	2,208	140
Liberty Global Ltd, Cl A *	3,200	37
Liberty Global Ltd, Cl C *	2,700	32
Liberty Media Corp-Liberty Formula One, Cl A *	400	38
Liberty Media Corp-Liberty Formula One, Cl C *	4,150	433
Liberty Media Corp-Liberty Live, Cl A *	400	38
Liberty Media Corp-Liberty Live, Cl C *	909	88
Live Nation Entertainment Inc *	3,090	505
Madison Square Garden Sports Corp *	296	67
Match Group Inc	4,799	170
Meta Platforms Inc, Cl A	42,944	31,537
Millicom International Cellular SA	2,100	102
Netflix Inc *	8,331	9,988
New York Times Co/The, Cl A	3,212	184
News Corp, Cl A	7,400	227
News Corp, Cl B	2,300	79
Nexstar Media Group Inc, Cl A	550	109
Omnicom Group Inc	3,826	312
Pinterest Inc, Cl A *	11,526	371
Reddit Inc, Cl A *	2,300	529
ROBLOX Corp, Cl A *	12,000	1,662
Roku Inc, Cl A *	2,545	255
Sirius XM Holdings Inc	3,703	86
Spotify Technology SA *	3,060	2,136
Take-Two Interactive Software Inc, Cl A *	3,504	905
TKO Group Holdings Inc, Cl A	1,300	263
T-Mobile US Inc	8,864	2,122
Trade Desk Inc/The, Cl A *	8,751	429
Trump Media & Technology Group Corp *	3,106	51
Verizon Communications Inc	82,829	3,640
Walt Disney Co/The	35,544	4,070
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Warner Bros Discovery Inc *	45,820	$895
ZoomInfo Technologies Inc, Cl A *	5,500	60
		120,796
Consumer Discretionary — 10.5%
ADT Inc	7,728	67
Airbnb Inc, Cl A *	8,300	1,008
Amazon.com Inc, Cl A *	188,612	41,414
Amer Sports Inc *	2,945	102
Aptiv PLC *	4,453	384
Aramark	5,191	199
AutoNation Inc *	494	108
AutoZone Inc *	332	1,424
Bath & Body Works Inc	4,200	108
Best Buy Co Inc	3,780	286
Birkenstock Holding PLC *	850	38
Booking Holdings Inc	647	3,493
BorgWarner Inc	4,300	189
Boyd Gaming Corp	1,100	95
Bright Horizons Family Solutions Inc *	1,100	119
Brunswick Corp/DE	1,300	82
Burlington Stores Inc *	1,253	319
Caesars Entertainment Inc *	4,000	108
CarMax Inc *	3,000	135
Carnival Corp *	21,127	611
Carvana Co, Cl A *	2,550	962
Cava Group Inc *	2,000	121
Chewy Inc, Cl A *	4,100	166
Chipotle Mexican Grill Inc, Cl A *	26,250	1,029
Choice Hotels International Inc	528	56
Churchill Downs Inc	1,222	119
Columbia Sportswear Co	500	26
Coupang Inc, Cl A *	24,350	784
Crocs Inc *	1,050	88
Darden Restaurants Inc	2,299	438
Deckers Outdoor Corp *	2,906	295
Dick's Sporting Goods Inc	1,292	287
Dillard's Inc, Cl A	70	43
Domino's Pizza Inc	599	259
DoorDash Inc, Cl A *	7,064	1,921
DR Horton Inc	5,358	908
DraftKings Inc, Cl A *	9,500	355
Duolingo Inc, Cl A *	700	225
Dutch Bros Inc, Cl A *	2,200	115
eBay Inc	9,056	824
Etsy Inc *	2,054	136
Expedia Group Inc	2,324	497
Five Below Inc *	1,083	168
Floor & Decor Holdings Inc, Cl A *	2,100	155
Flutter Entertainment PLC *	3,400	864
Ford Motor Co	76,485	915
GameStop Corp, Cl A *	8,000	218
Gap Inc/The	4,200	90
Garmin Ltd	3,157	777

18	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
General Motors Co	18,899	$1,152
Gentex Corp	4,435	126
Genuine Parts Co	2,676	371
Grand Canyon Education Inc *	550	121
H&R Block Inc	2,600	131
Harley-Davidson Inc, Cl A	2,200	61
Hasbro Inc	2,602	197
Hilton Worldwide Holdings Inc	4,534	1,176
Home Depot Inc/The	19,596	7,940
Hyatt Hotels Corp, Cl A	794	113
Las Vegas Sands Corp	6,346	341
Lear Corp	994	100
Lennar Corp, Cl A	4,519	570
Lennar Corp, Cl B	150	18
Light & Wonder Inc, Cl A *	1,600	134
Lithia Motors Inc, Cl A	530	167
LKQ Corp	5,188	158
Lowe's Cos Inc	10,974	2,758
Lucid Group Inc *	2,060	49
Lululemon Athletica Inc *	2,093	372
Macy's Inc	5,700	102
Marriott International Inc/MD, Cl A	4,445	1,158
Mattel Inc *	6,300	106
McDonald's Corp	14,011	4,258
MGM Resorts International *	4,053	140
Mohawk Industries Inc *	1,032	133
Murphy USA Inc	345	134
Newell Brands Inc, Cl B	7,970	42
NIKE Inc, Cl B	22,694	1,582
Norwegian Cruise Line Holdings Ltd *	8,663	213
NVR Inc *	54	434
Ollie's Bargain Outlet Holdings Inc *	1,161	149
On Holding, Cl A *	4,300	182
O'Reilly Automotive Inc *	16,750	1,806
Penn Entertainment Inc *	2,900	56
Penske Automotive Group Inc, Cl A	400	70
Planet Fitness Inc, Cl A *	1,600	166
Pool Corp	669	207
PulteGroup Inc	3,900	515
PVH Corp	999	84
QuantumScape Corp, Cl A *	8,300	102
Ralph Lauren Corp, Cl A	784	246
Restaurant Brands International Inc	6,400	410
RH *	303	62
Rivian Automotive Inc, Cl A *	15,400	226
Ross Stores Inc	6,294	959
Royal Caribbean Cruises Ltd	4,923	1,593
Service Corp International/US	2,700	225
SharkNinja Inc *	1,600	165
Starbucks Corp	22,336	1,890
Tapestry Inc	4,008	454
Tempur Sealy International Inc	3,950	333
Tesla Inc *	55,273	24,581
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Texas Roadhouse Inc, Cl A	1,300	$216
Thor Industries Inc	1,000	104
TJX Cos Inc/The	21,959	3,174
Toll Brothers Inc	1,950	269
TopBuild Corp *	580	227
Tractor Supply Co	10,455	595
Travel + Leisure Co	1,263	75
Ulta Beauty Inc *	890	487
Under Armour Inc, Cl A *	4,200	21
Under Armour Inc, Cl C *	3,500	17
Vail Resorts Inc	720	108
Valvoline Inc *	2,500	90
VF Corp	6,764	98
Viking Holdings Ltd *	4,000	249
Wayfair Inc, Cl A *	1,823	163
Wendy's Co/The	3,100	28
Whirlpool Corp	1,038	82
Williams-Sonoma Inc	2,350	459
Wingstop Inc, Cl A	550	138
Wyndham Hotels & Resorts Inc	1,463	117
Wynn Resorts Ltd	1,615	207
YETI Holdings Inc *	1,600	53
Yum! Brands Inc	5,459	830
		129,775
Consumer Staples — 4.7%
Albertsons Cos Inc, Cl A	8,300	145
Altria Group Inc	33,050	2,183
Archer-Daniels-Midland Co	9,388	561
BellRing Brands Inc *	2,500	91
BJ's Wholesale Club Holdings Inc *	2,600	242
Boston Beer Co Inc/The, Cl A *	190	40
Brown-Forman Corp, Cl A	840	23
Brown-Forman Corp, Cl B	2,922	79
Bunge Global SA	2,600	211
Campbell Soup Co	3,800	120
Casey's General Stores Inc	752	425
Celsius Holdings Inc *	3,200	184
Church & Dwight Co Inc	4,810	421
Clorox Co/The	2,371	292
Coca-Cola Co/The	76,294	5,060
Coca-Cola Consolidated Inc	1,000	117
Colgate-Palmolive Co	15,779	1,261
Conagra Brands Inc	9,349	171
Constellation Brands Inc, Cl A	2,836	382
Costco Wholesale Corp	8,746	8,096
Coty Inc, Cl A *	6,639	27
Darling Ingredients Inc *	3,073	95
Dollar General Corp	4,345	449
Dollar Tree Inc *	3,956	373
elf Beauty Inc *	1,100	146
Estee Lauder Cos Inc/The, Cl A	4,580	404
Flowers Foods Inc	3,650	48
Freshpet Inc *	900	50

SEI Institutional Managed Trust	19

SCHEDULE OF INVESTMENTS

September 30, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
General Mills Inc	10,761	$543
Hershey Co/The	2,892	541
Hormel Foods Corp	5,837	144
Ingredion Inc	1,210	148
J M Smucker Co/The	2,054	223
Kellanova	5,485	450
Kenvue Inc	37,204	604
Keurig Dr Pepper Inc	25,525	651
Kimberly-Clark Corp	6,520	811
Kraft Heinz Co/The	16,849	439
Kroger Co/The	11,838	798
Lamb Weston Holdings Inc	2,700	157
Maplebear Inc *	3,400	125
McCormick & Co Inc/MD	4,982	333
Molson Coors Beverage Co, Cl B	3,295	149
Mondelez International Inc, Cl A	25,446	1,590
Monster Beverage Corp *	13,678	921
PepsiCo Inc	26,880	3,775
Performance Food Group Co *	3,000	312
Philip Morris International Inc	30,613	4,965
Pilgrim's Pride Corp	900	37
Post Holdings Inc *	1,007	108
PRIMO BRANDS CORP	5,200	115
Procter & Gamble Co/The	46,057	7,077
Reynolds Consumer Products Inc	1,200	29
Seaboard Corp	6	22
SMITHFIELD FOODS INC	520	12
Sprouts Farmers Market Inc *	1,950	212
Sysco Corp	9,563	787
Target Corp, Cl A	8,943	802
Tyson Foods Inc, Cl A	5,558	302
US Foods Holding Corp *	4,497	345
Walmart Inc	85,363	8,797
		58,020
Energy — 2.9%
Antero Midstream Corp	6,600	128
Antero Resources Corp *	5,700	191
APA Corp	7,000	170
Baker Hughes Co, Cl A	19,402	945
Brookfield Renewable Corp	2,600	89
Cheniere Energy Inc	4,373	1,028
Chesapeake Energy Corp	4,350	462
Chevron Corp	37,640	5,845
Chord Energy Corp	1,100	109
Civitas Resources Inc	1,800	59
ConocoPhillips	24,785	2,344
Coterra Energy Inc	14,914	353
Devon Energy Corp	12,161	426
Diamondback Energy Inc, Cl A	3,729	534
DT Midstream Inc	1,956	221
EOG Resources Inc	10,782	1,209
EQT Corp	12,267	668
Exxon Mobil Corp	85,036	9,588
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Halliburton Co	16,845	$414
HF Sinclair Corp	3,100	162
Kinder Morgan Inc	38,134	1,080
Marathon Petroleum Corp	6,130	1,182
Matador Resources Co	2,300	103
NOV Inc	7,350	97
Occidental Petroleum Corp	13,823	653
ONEOK Inc	12,281	896
Ovintiv Inc	5,100	206
Permian Resources Corp, Cl A	12,600	161
Phillips 66	7,980	1,085
Range Resources Corp	4,750	179
Sandisk Corp *	2,697	303
Schlumberger NV, Cl A	29,425	1,011
Targa Resources Corp	4,200	704
TechnipFMC PLC	8,100	320
Texas Pacific Land Corp	377	352
Valero Energy Corp	6,124	1,043
Viper Energy, Cl A	3,400	130
Weatherford International PLC	1,400	96
Williams Cos Inc/The	23,923	1,516
		36,062
Financials — 13.6%
Affiliated Managers Group Inc	571	136
Affirm Holdings Inc, Cl A *	5,300	387
Aflac Inc	9,506	1,062
AGNC Investment Corp ‡	18,428	180
Allstate Corp/The	5,180	1,112
Ally Financial Inc	5,358	210
American Express Co	10,744	3,569
American Financial Group Inc/OH	1,243	181
American International Group Inc	11,463	900
Ameriprise Financial Inc	1,894	930
Annaly Capital Management Inc ‡	12,593	255
Aon PLC, Cl A	4,097	1,461
Apollo Global Management Inc	8,047	1,072
Arch Capital Group Ltd	7,139	648
Ares Management Corp, Cl A	3,650	584
Arthur J Gallagher & Co	4,955	1,535
Assurant Inc	1,000	217
Assured Guaranty Ltd	914	77
Axis Capital Holdings Ltd	1,523	146
Bank of America Corp	132,552	6,838
Bank of New York Mellon Corp/The	14,035	1,529
Bank OZK	2,100	107
Berkshire Hathaway Inc, Cl B *	36,220	18,209
BlackRock Funding Inc	3,036	3,540
Blackstone Inc, Cl A	14,349	2,452
Block Inc, Cl A *	10,653	770
Blue Owl Capital Inc, Cl A	12,000	203
BOK Financial Corp	400	45
Brighthouse Financial Inc *	1,100	58
Brookfield Asset Management Ltd, Cl A	7,500	427

20	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Brown & Brown Inc	5,450	$511
Capital One Financial Corp	12,281	2,611
Carlyle Group Inc/The	5,100	320
Cboe Global Markets Inc	2,100	515
Charles Schwab Corp/The	33,438	3,192
Chubb Ltd	7,310	2,063
Cincinnati Financial Corp	3,000	474
Circle Internet Group Inc *	900	119
Citigroup Inc	36,380	3,693
Citizens Financial Group Inc	8,559	455
CME Group Inc, Cl A	7,033	1,900
CNA Financial Corp	352	16
Coinbase Global Inc, Cl A *	4,100	1,384
Columbia Banking System Inc	5,866	151
Comerica Inc	2,603	178
Commerce Bancshares Inc/MO	2,438	146
Corebridge Financial Inc	5,400	173
Corpay Inc *	1,371	395
Credit Acceptance Corp, Cl A *	136	64
Cullen/Frost Bankers Inc	1,114	141
East West Bancorp Inc	2,700	287
Equitable Holdings Inc	6,000	305
Euronet Worldwide Inc *	800	70
Evercore Inc, Cl A	683	230
Everest Group Ltd	816	286
FactSet Research Systems Inc	756	217
Fidelity National Financial Inc	5,160	312
Fidelity National Information Services Inc, Cl B	10,319	680
Fifth Third Bancorp	13,100	584
First American Financial Corp	1,950	125
First Citizens BancShares Inc/NC, Cl A	196	351
First Hawaiian Inc	2,600	65
First Horizon Corp	9,950	225
Fiserv Inc, Cl A *	10,778	1,390
FNB Corp/PA	6,950	112
Franklin Resources Inc	6,050	140
Freedom Holding Corp *	350	60
Global Payments Inc	4,777	397
Globe Life Inc	1,581	226
Goldman Sachs Group Inc/The	5,980	4,762
Hamilton Lane Inc, Cl A	800	108
Hanover Insurance Group Inc/The, Cl A	726	132
Hartford Financial Services Group Inc/The	5,559	742
Houlihan Lokey Inc, Cl A	1,050	216
Huntington Bancshares Inc/OH	28,288	489
Interactive Brokers Group Inc, Cl A	8,284	570
Intercontinental Exchange Inc	11,162	1,881
Invesco Ltd	7,162	164
Jack Henry & Associates Inc	1,444	215
Janus Henderson Group PLC	2,450	109
Jefferies Financial Group Inc	3,000	196
JPMorgan Chase & Co	54,586	17,218
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Kemper Corp, Cl A	1,255	$65
KeyCorp	18,588	347
Kinsale Capital Group Inc	458	195
KKR & Co Inc	13,300	1,728
Lazard Inc, Cl A	2,100	111
Lincoln National Corp	3,377	136
Loews Corp	3,389	340
LPL Financial Holdings Inc	1,592	530
M&T Bank Corp	3,227	638
Markel Group Inc *	240	459
MarketAxess Holdings Inc	725	126
Marsh & McLennan Cos Inc	9,639	1,943
Mastercard Inc, Cl A	15,986	9,093
MetLife Inc	11,055	911
MGIC Investment Corp	4,600	131
Moody's Corp	3,103	1,479
Morgan Stanley	22,632	3,598
Morningstar Inc, Cl A	450	104
Mr Cooper Group Inc	1,250	264
MSCI Inc, Cl A	1,484	842
Nasdaq Inc, Cl A	8,133	719
Northern Trust Corp	3,750	505
NU Holdings Ltd, Cl A *	65,800	1,053
Old Republic International Corp	4,500	191
OneMain Holdings Inc, Cl A	2,381	134
PayPal Holdings Inc *	19,170	1,286
Pinnacle Financial Partners Inc	1,500	141
PNC Financial Services Group Inc/The	7,756	1,558
Popular Inc	1,300	165
Primerica Inc	631	175
Principal Financial Group Inc, Cl A	4,334	359
Progressive Corp/The	11,457	2,829
Prosperity Bancshares Inc	1,800	119
Prudential Financial Inc	6,962	722
Raymond James Financial Inc	3,555	614
Regions Financial Corp	17,662	466
Reinsurance Group of America Inc, Cl A	1,324	254
RenaissanceRe Holdings Ltd	975	248
Rithm Capital Corp ‡	10,340	118
RLI Corp	1,600	104
Robinhood Markets Inc, Cl A *	14,500	2,076
Rocket Cos Inc, Cl A	4,600	89
Ryan Specialty Holdings Inc, Cl A	2,100	118
S&P Global Inc	6,004	2,922
SEI Investments Co †	2,000	170
Shift4 Payments Inc, Cl A *	1,200	93
SLM Corp	4,240	117
SoFi Technologies Inc *	22,200	587
SouthState Corp	2,000	198
Starwood Property Trust Inc ‡	6,600	128
State Street Corp	5,659	657
Stifel Financial Corp	2,000	227
Synchrony Financial	7,518	534

SEI Institutional Managed Trust	21

SCHEDULE OF INVESTMENTS

September 30, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Synovus Financial Corp	2,800	$137
T Rowe Price Group Inc	4,321	444
TFS Financial Corp	917	12
Toast Inc, Cl A *	8,850	323
TPG Inc, Cl A	2,600	149
Tradeweb Markets Inc, Cl A	2,300	255
Travelers Cos Inc/The	4,390	1,226
Truist Financial Corp	25,727	1,176
Unum Group	3,425	266
US Bancorp	30,580	1,478
UWM Holdings Corp	2,800	17
Virtu Financial Inc, Cl A	1,600	57
Visa Inc, Cl A	33,479	11,429
Voya Financial Inc	1,900	142
W R Berkley Corp	5,925	454
Webster Financial Corp	3,268	194
Wells Fargo & Co	63,925	5,358
Western Alliance Bancorp	2,100	182
Western Union Co/The	6,300	50
WEX Inc *	695	110
White Mountains Insurance Group Ltd	40	67
Willis Towers Watson PLC	1,954	675
Wintrust Financial Corp	1,300	172
XP Inc, Cl A	7,900	148
Zions Bancorp NA	2,850	161
		167,603
Health Care — 8.8%
Abbott Laboratories	33,933	4,545
AbbVie Inc	34,735	8,043
Acadia Healthcare Co Inc, Cl A *	1,700	42
Agilent Technologies Inc	5,554	713
Align Technology Inc *	1,351	169
Alnylam Pharmaceuticals Inc *	2,477	1,130
Amgen Inc, Cl A	10,501	2,963
Apellis Pharmaceuticals Inc *	2,100	48
Avantor Inc *	13,070	163
Baxter International Inc	9,965	227
Becton Dickinson & Co	5,609	1,050
Biogen Inc *	2,859	400
BioMarin Pharmaceutical Inc *	3,767	204
Bio-Rad Laboratories Inc, Cl A *	356	100
Bio-Techne Corp	3,096	172
Boston Scientific Corp *	28,988	2,830
Bristol-Myers Squibb Co	39,936	1,801
Bruker Corp	2,000	65
Cardinal Health Inc	4,700	738
Caris Life Sciences Inc *	400	12
Cencora Inc, Cl A	3,545	1,108
Centene Corp *	9,731	347
Certara Inc *	2,600	32
Charles River Laboratories International Inc *	961	150
Chemed Corp	296	133
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Cigna Group/The	5,225	$1,506
Cooper Cos Inc/The *	3,948	271
Corcept Therapeutics Inc *	1,900	158
CVS Health Corp	24,608	1,855
Danaher Corp, Cl A	12,484	2,475
DaVita Inc *	700	93
DENTSPLY SIRONA Inc	3,800	48
Dexcom Inc *	7,659	515
Doximity Inc, Cl A *	2,500	183
Edwards Lifesciences Corp, Cl A *	11,287	878
Elanco Animal Health Inc *	9,727	196
Elevance Health Inc	4,482	1,448
Eli Lilly & Co	15,747	12,015
Encompass Health Corp	1,900	241
Envista Holdings Corp *	3,300	67
Exact Sciences Corp *	3,700	202
Exelixis Inc *	5,400	223
GE HealthCare Technologies Inc	9,004	676
Gilead Sciences Inc	24,394	2,708
Globus Medical Inc, Cl A *	2,250	129
Halozyme Therapeutics Inc *	2,400	176
HCA Healthcare Inc	3,464	1,476
Henry Schein Inc *	2,147	143
Hologic Inc *	4,400	297
Humana Inc	2,404	625
IDEXX Laboratories Inc *	1,616	1,032
Illumina Inc *	3,128	297
Incyte Corp *	3,143	267
Insmed Inc *	3,700	533
Inspire Medical Systems Inc *	550	41
Insulet Corp *	1,369	423
Intuitive Surgical Inc *	7,003	3,132
Ionis Pharmaceuticals Inc *	3,000	196
IQVIA Holdings Inc *	3,405	647
Jazz Pharmaceuticals PLC *	1,180	156
Johnson & Johnson	47,206	8,753
Labcorp Holdings Inc	1,651	474
Masimo Corp *	900	133
McKesson Corp	2,482	1,917
Medpace Holdings Inc *	450	231
Medtronic PLC	25,103	2,391
Merck & Co Inc	49,422	4,148
Mettler-Toledo International Inc *	420	516
Moderna Inc *	7,031	182
Molina Healthcare Inc *	1,055	202
Natera Inc *	2,500	402
Neurocrine Biosciences Inc *	1,884	264
Organon & Co	5,170	55
Penumbra Inc *	700	177
Perrigo Co PLC	2,793	62
Pfizer Inc	111,425	2,839
QIAGEN NV	4,203	188
Quest Diagnostics Inc	2,141	408

22	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Regeneron Pharmaceuticals Inc	2,079	$1,169
Repligen Corp *	1,050	140
ResMed Inc	2,895	792
REVOLUTION Medicines Inc *	3,500	163
Revvity Inc	2,341	205
Roivant Sciences Ltd *	7,400	112
Royalty Pharma PLC, Cl A	7,700	272
Sarepta Therapeutics Inc *	1,900	37
Solventum Corp *	2,788	204
Sotera Health Co *	3,000	47
STERIS PLC	1,940	480
Stryker Corp	6,750	2,495
Summit Therapeutics Inc *	2,400	50
Teleflex Inc	839	103
Tempus AI Inc, Cl A *	1,600	129
Tenet Healthcare Corp *	1,800	365
Thermo Fisher Scientific Inc	7,416	3,597
Ultragenyx Pharmaceutical Inc *	1,700	51
United Therapeutics Corp *	872	366
UnitedHealth Group Inc	17,885	6,176
Universal Health Services Inc, Cl B	1,025	210
Veeva Systems Inc, Cl A *	2,918	869
Vertex Pharmaceuticals Inc *	5,006	1,961
Viatris Inc, Cl W	23,330	231
Viking Therapeutics Inc *	2,200	58
Waters Corp *	1,199	359
West Pharmaceutical Services Inc	1,428	375
Zimmer Biomet Holdings Inc	3,922	386
Zoetis Inc, Cl A	8,765	1,282
		108,539
Industrials — 9.0%
3M Co	10,602	1,645
A O Smith Corp	2,300	169
AAON Inc	1,300	121
Acuity Brands Inc	619	213
Advanced Drainage Systems Inc	1,400	194
AECOM	2,600	339
AGCO Corp	1,200	129
Air Lease Corp, Cl A	2,100	134
Alaska Air Group Inc *	2,400	119
Allegion PLC	1,650	293
Allison Transmission Holdings Inc	1,700	144
Amentum Holdings Inc *	3,199	77
American Airlines Group Inc *	12,872	145
AMETEK Inc	4,483	843
API Group Corp *	7,200	247
Applied Industrial Technologies Inc, Cl A	750	196
Armstrong World Industries Inc	850	167
ATI Inc *	2,600	212
Automatic Data Processing Inc	8,024	2,355
Avis Budget Group Inc *	300	48
Axon Enterprise Inc *	1,493	1,071
Boeing Co/The *	14,238	3,073
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Booz Allen Hamilton Holding Corp, Cl A	2,440	$244
Broadridge Financial Solutions Inc	2,325	554
Builders FirstSource Inc *	2,150	261
BWX Technologies Inc	1,800	332
CACI International Inc, Cl A *	452	225
Carlisle Cos Inc	874	288
Carpenter Technology Corp	950	233
Carrier Global Corp	15,802	943
Caterpillar Inc, Cl A	9,107	4,345
CH Robinson Worldwide Inc	2,255	299
Cintas Corp	6,754	1,386
Clarivate PLC *	6,750	26
Clean Harbors Inc *	1,000	232
CNH Industrial NV	17,400	189
Comfort Systems USA Inc	700	578
Concentrix Corp	900	42
Copart Inc *	17,356	781
Core & Main Inc, Cl A *	3,750	202
Crane Co	1,000	184
CSX Corp	36,800	1,307
Cummins Inc	2,718	1,148
Curtiss-Wright Corp	750	407
Dayforce Inc *	3,055	210
Deere & Co	4,762	2,178
Delta Air Lines Inc, Cl A	12,821	728
Donaldson Co Inc, Cl A	2,350	192
Dover Corp	2,701	451
Eaton Corp PLC	7,711	2,886
EMCOR Group Inc	850	552
Emerson Electric Co	11,096	1,456
Equifax Inc	2,379	610
Esab Corp	1,066	119
EVERUS CONSTRUCTION GROUP *	975	84
ExlService Holdings Inc *	3,200	141
Expeditors International of Washington Inc	2,700	331
Fastenal Co, Cl A	22,474	1,102
FedEx Corp	4,250	1,002
Ferguson Enterprises Inc	3,750	842
Flowserve Corp	2,600	138
Fortive Corp	6,659	326
Fortune Brands Innovations Inc	2,361	126
FTAI Aviation Ltd	2,000	334
FTI Consulting Inc *	652	105
Gates Industrial Corp PLC *	4,900	122
GE Vernova Inc	5,338	3,282
Generac Holdings Inc *	1,150	193
General Dynamics Corp	4,927	1,680
General Electric Co	20,614	6,201
Genpact Ltd	3,200	134
Graco Inc	3,300	280
GXO Logistics Inc *	2,283	121
Hayward Holdings Inc *	3,300	50
HEICO Corp	800	258

SEI Institutional Managed Trust	23

SCHEDULE OF INVESTMENTS

September 30, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
HEICO Corp, Cl A	1,500	$381
Hexcel Corp, Cl A	1,550	97
Honeywell International Inc	12,601	2,653
Howmet Aerospace Inc	7,850	1,540
Hubbell Inc, Cl B	1,055	454
Huntington Ingalls Industries Inc, Cl A	777	224
IDEX Corp	1,503	245
Illinois Tool Works Inc	5,739	1,497
Ingersoll Rand Inc	7,949	657
ITT Inc	1,598	286
Jacobs Solutions Inc	2,345	351
JB Hunt Transport Services Inc	1,560	209
Johnson Controls International PLC	12,926	1,421
KARMAN HOLDINGS INC *	1,000	72
KBR Inc	2,500	118
Kirby Corp *	1,100	92
Knight-Swift Transportation Holdings Inc, Cl A	3,127	124
L3Harris Technologies Inc	3,697	1,129
Landstar System Inc	692	85
Leidos Holdings Inc	2,500	472
Lennox International Inc	631	334
Leonardo DRS Inc	1,500	68
Lincoln Electric Holdings Inc	1,042	246
Loar Holdings Inc *	735	59
Lockheed Martin Corp	4,056	2,025
Lyft Inc, Cl A *	7,700	170
ManpowerGroup Inc	988	37
Masco Corp	4,100	289
MasTec Inc *	1,250	266
Middleby Corp/The *	939	125
MSA Safety Inc	758	130
MSC Industrial Direct Co Inc, Cl A	879	81
Mueller Industries Inc	2,100	212
Nordson Corp	1,093	248
Norfolk Southern Corp	4,408	1,324
Northrop Grumman Corp	2,618	1,595
nVent Electric PLC	3,200	316
Old Dominion Freight Line Inc, Cl A	3,616	509
Oshkosh Corp	1,200	156
Otis Worldwide Corp	7,726	706
Owens Corning	1,660	235
PACCAR Inc	10,082	991
Parker-Hannifin Corp, Cl A	2,562	1,942
Parsons Corp *	1,000	83
Paychex Inc	6,290	797
Paycom Software Inc	1,016	211
Paylocity Holding Corp *	885	141
Pentair PLC	3,200	354
Quanta Services Inc	2,850	1,181
QXO Inc *	11,700	223
RB Global Inc	3,590	389
RBC Bearings Inc *	600	234
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Regal Rexnord Corp	1,300	$186
Republic Services Inc	3,938	904
Robert Half Inc	1,900	65
ROCKET LAB CORP *	7,750	371
Rockwell Automation Inc	2,249	786
Rollins Inc	5,500	323
RTX Corp	26,198	4,384
Ryder System Inc	800	151
Saia Inc *	500	150
Schneider National Inc, Cl B	1,100	23
Science Applications International Corp	900	89
Sensata Technologies Holding PLC	2,850	87
Simpson Manufacturing Co Inc	850	142
SiteOne Landscape Supply Inc *	902	116
Snap-on Inc	979	339
Southwest Airlines Co, Cl A	10,044	321
Spirit AeroSystems Holdings Inc, Cl A *	2,300	89
SS&C Technologies Holdings Inc	4,100	364
Standardaero Inc *	2,850	78
Stanley Black & Decker Inc	3,057	227
Tetra Tech Inc	5,300	177
Textron Inc	3,538	299
Timken Co/The	1,200	90
Toro Co/The	1,950	149
Trane Technologies PLC	4,337	1,830
TransDigm Group Inc	1,108	1,460
TransUnion	3,800	318
Trex Co Inc *	2,100	109
Uber Technologies Inc *	39,479	3,868
U-Haul Holding Co *	200	11
U-Haul Holding Co, Cl B	2,033	104
Union Pacific Corp	11,686	2,762
United Airlines Holdings Inc *	6,373	615
United Parcel Service Inc, Cl B	14,420	1,205
United Rentals Inc	1,291	1,232
Valmont Industries Inc	359	139
Veralto Corp	4,711	502
Verisk Analytics Inc, Cl A	2,699	679
Vertiv Holdings Co, Cl A	7,450	1,124
Waste Management Inc	7,250	1,601
Watsco Inc	676	273
WESCO International Inc	900	190
Westinghouse Air Brake Technologies Corp	3,366	675
WillScot Holdings Corp, Cl A	3,600	76
Woodward Inc	1,142	289
WW Grainger Inc	891	849
XPO Inc *	2,283	295
Xylem Inc/NY	4,788	706
		110,980
Information Technology — 32.3%
Accenture PLC, Cl A	12,279	3,028
Adobe Inc *	8,370	2,953
Advanced Micro Devices Inc *	31,623	5,116

24	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Akamai Technologies Inc *	2,850	$216
Allegro MicroSystems Inc *	2,400	70
Amdocs Ltd	2,200	180
Amkor Technology Inc	2,300	65
Amphenol Corp, Cl A	23,664	2,928
Analog Devices Inc	9,687	2,380
Appfolio Inc, Cl A *	400	110
Apple Inc	286,577	72,971
Applied Materials Inc	15,967	3,269
AppLovin Corp, Cl A *	4,650	3,341
Arista Networks Inc *	20,218	2,946
Arrow Electronics Inc, Cl A *	1,031	125
Astera Labs Inc *	2,449	479
Atlassian Corp, Cl A *	3,143	502
Aurora Innovation Inc, Cl A *	20,000	108
Autodesk Inc, Cl A *	4,132	1,313
Avnet Inc	1,700	89
Bentley Systems Inc, Cl B	2,900	149
BILL Holdings Inc *	1,791	95
Broadcom Inc	90,810	29,959
Cadence Design Systems Inc *	5,337	1,875
CCC Intelligent Solutions Holdings Inc *	9,900	90
CDW Corp/DE	2,545	405
Ciena Corp *	2,800	408
Cirrus Logic Inc *	1,000	125
Cisco Systems Inc	78,081	5,342
Cloudflare Inc, Cl A *	6,050	1,298
Cognex Corp	3,300	149
Cognizant Technology Solutions Corp, Cl A	9,661	648
Coherent Corp *	2,985	322
Confluent Inc, Cl A *	5,100	101
Corning Inc, Cl B	15,314	1,256
Crane NXT Co	950	64
Crowdstrike Holdings Inc, Cl A *	4,761	2,335
Datadog Inc, Cl A *	6,050	862
Dell Technologies Inc, Cl C	6,200	879
DocuSign Inc, Cl A *	3,970	286
Dolby Laboratories Inc, Cl A	1,153	83
Dropbox Inc, Cl A *	4,000	121
DXC Technology Co *	3,581	49
Dynatrace Inc *	5,800	281
Elastic NV *	1,800	152
Enphase Energy Inc *	2,490	88
Entegris Inc	2,950	273
EPAM Systems Inc *	1,092	165
F5 Inc, Cl A *	1,146	370
Fair Isaac Corp *	473	708
First Solar Inc *	2,000	441
Flex Ltd *	7,550	438
Fortinet Inc *	12,535	1,054
Gartner Inc *	1,507	396
Gen Digital Inc	10,801	307
Gitlab Inc, Cl A *	2,600	117
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
GLOBALFOUNDRIES Inc *	1,900	$68
Globant SA *	853	49
GoDaddy Inc, Cl A *	2,725	373
Guidewire Software Inc *	1,682	387
Hewlett Packard Enterprise Co	25,657	630
HP Inc	18,621	507
HubSpot Inc *	1,021	478
Informatica Inc, Cl A *	1,700	42
Ingram Micro Holding Corp	350	8
Intel Corp	85,726	2,876
International Business Machines Corp	18,237	5,146
Intuit Inc	5,339	3,646
IPG Photonics Corp *	472	37
Jabil Inc	2,100	456
Keysight Technologies Inc *	3,332	583
KLA Corp	2,648	2,856
Kyndryl Holdings Inc *	4,577	137
Lam Research Corp	25,040	3,353
Lattice Semiconductor Corp *	2,700	198
Littelfuse Inc	500	129
Lumentum Holdings Inc *	1,300	212
MACOM Technology Solutions Holdings Inc *	1,200	149
Manhattan Associates Inc *	1,205	247
Marvell Technology Inc	16,909	1,422
Microchip Technology Inc	10,350	665
Micron Technology Inc	21,923	3,668
Microsoft Corp	145,825	75,530
MicroStrategy Inc, Cl A *	5,171	1,666
MKS Instruments Inc	1,350	167
MongoDB Inc, Cl A *	1,514	470
Monolithic Power Systems Inc	934	860
Motorola Solutions Inc	3,314	1,515
nCino inc *	2,100	57
NetApp Inc	4,000	474
NIQ Global Intelligence plc *	900	14
Nutanix Inc, Cl A *	5,059	376
NVIDIA Corp	460,090	85,844
Okta Inc, Cl A *	3,216	295
ON Semiconductor Corp *	8,257	407
Onto Innovation Inc *	900	116
Oracle Corp, Cl B	32,563	9,158
Palantir Technologies Inc, Cl A *	42,850	7,817
Palo Alto Networks Inc *	12,846	2,616
Pegasystems Inc	1,700	98
Procore Technologies Inc *	2,150	157
PTC Inc *	2,365	480
Pure Storage Inc, Cl A *	6,150	515
Qorvo Inc *	1,824	166
QUALCOMM Inc	21,557	3,586
RALLIANT CORP	2,253	99
RingCentral Inc, Cl A *	1,555	44
Roper Technologies Inc	2,127	1,061
Rubrik Inc, Cl A *	2,300	189

SEI Institutional Managed Trust	25

SCHEDULE OF INVESTMENTS

September 30, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
SailPoint Inc *	1,200	$26
Salesforce Inc	18,354	4,350
Samsara Inc, Cl A *	5,300	197
SentinelOne Inc, Cl A *	5,500	97
ServiceNow Inc *	4,018	3,698
Skyworks Solutions Inc	3,026	233
Snowflake Inc, Cl A *	6,100	1,376
Super Micro Computer Inc *	10,100	484
Synopsys Inc *	3,670	1,811
TD SYNNEX Corp	1,500	246
Teledyne Technologies Inc *	944	553
Teradata Corp *	1,847	40
Teradyne Inc	3,104	427
Texas Instruments Inc	17,807	3,272
Trimble Inc *	4,650	380
Twilio Inc, Cl A *	2,758	276
Tyler Technologies Inc *	860	450
Ubiquiti Inc	100	66
UiPath Inc, Cl A *	8,600	115
Unity Software Inc *	6,153	246
Universal Display Corp	842	121
VeriSign Inc	1,698	475
Vontier Corp	2,863	120
Western Digital Corp	6,792	815
Workday Inc, Cl A *	4,254	1,024
Zebra Technologies Corp, Cl A *	1,012	301
Zoom Video Communications Inc, Cl A *	5,200	429
Zscaler Inc *	1,864	559
		398,166
Materials — 2.1%
Air Products and Chemicals Inc	4,335	1,182
Albemarle Corp	2,320	188
Alcoa Corp	4,955	163
Amcor PLC	44,483	364
Anglogold Ashanti PLC	9,900	696
AptarGroup Inc	1,300	174
Ashland Inc	900	43
Avery Dennison Corp	1,566	254
Axalta Coating Systems Ltd *	4,300	123
Ball Corp	5,535	279
Celanese Corp, Cl A	2,238	94
CF Industries Holdings Inc	3,237	290
Cleveland-Cliffs Inc *	9,550	117
Corteva Inc	13,474	911
CRH PLC	13,300	1,595
Crown Holdings Inc	2,300	222
Dow Inc	13,975	320
DuPont de Nemours Inc	8,238	642
Eagle Materials Inc	659	154
Eastman Chemical Co	2,232	141
Ecolab Inc	4,866	1,333
Element Solutions Inc	4,400	111
FMC Corp	2,410	81
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Freeport-McMoRan Inc, Cl B	28,052	$1,100
Graphic Packaging Holding Co	5,800	114
Huntsman Corp	3,155	28
International Flavors & Fragrances Inc	5,069	312
International Paper Co	10,291	478
James Hardie Industries PLC ADR *	2,895	56
Linde PLC	9,260	4,398
Louisiana-Pacific Corp	1,200	107
LyondellBasell Industries NV, Cl A	5,061	248
Martin Marietta Materials Inc, Cl A	1,216	766
Mosaic Co/The	6,300	218
MP Materials Corp *	2,550	171
NewMarket Corp	132	109
Newmont Corp	21,855	1,843
Nucor Corp	4,541	615
Olin Corp	2,400	60
Packaging Corp of America	1,764	384
PPG Industries Inc	4,488	472
Reliance Inc	1,029	289
Royal Gold Inc, Cl A	1,247	250
RPM International Inc	2,500	295
Scotts Miracle-Gro Co/The, Cl A	877	50
Sealed Air Corp	2,800	99
Sherwin-Williams Co/The, Cl A	4,542	1,573
Silgan Holdings Inc	1,630	70
Smurfit WestRock PLC	10,150	432
Sonoco Products Co	2,000	86
Southern Copper Corp	1,586	192
Steel Dynamics Inc	2,699	376
Vulcan Materials Co	2,639	812
Westlake Corp	632	49
		25,529
Real Estate — 2.2%
Agree Realty Corp ‡	2,100	149
Alexandria Real Estate Equities Inc ‡	3,348	279
American Homes 4 Rent, Cl A ‡	6,800	226
American Tower Corp, Cl A ‡	9,184	1,766
Americold Realty Trust Inc ‡	5,500	67
AvalonBay Communities Inc ‡	2,809	543
Brixmor Property Group Inc ‡	6,000	166
BXP Inc ‡	3,162	235
Camden Property Trust ‡	2,069	221
CBRE Group Inc, Cl A *	5,850	922
CoStar Group Inc *	8,200	692
Cousins Properties Inc ‡	3,400	98
Crown Castle Inc ‡	8,536	824
CubeSmart ‡	4,500	183
Digital Realty Trust Inc, Cl A ‡	6,623	1,145
EastGroup Properties Inc ‡	1,000	169
EPR Properties, Cl A ‡	1,500	87
Equinix Inc ‡	1,966	1,540
Equity LifeStyle Properties Inc ‡	3,700	225
Equity Residential ‡	7,433	481

26	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Essex Property Trust Inc ‡	1,267	$339
Extra Space Storage Inc ‡	4,165	587
Federal Realty Investment Trust ‡	1,646	167
First Industrial Realty Trust Inc ‡	2,500	129
Gaming and Leisure Properties Inc ‡	5,210	243
Healthcare Realty Trust Inc, Cl A ‡	6,450	116
Healthpeak Properties Inc ‡	13,720	263
Highwoods Properties Inc ‡	2,078	66
Host Hotels & Resorts Inc ‡	13,552	231
Howard Hughes Holdings Inc *	663	55
Invitation Homes Inc ‡	11,950	351
Iron Mountain Inc ‡	5,800	591
Jones Lang LaSalle Inc *	953	284
Kilroy Realty Corp ‡	2,400	101
Kimco Realty Corp ‡	13,105	286
Lamar Advertising Co, Cl A ‡	1,750	214
Lineage Inc ‡	1,300	50
Medical Properties Trust Inc ‡	9,635	49
Mid-America Apartment Communities Inc ‡	2,300	321
MILLROSE PROPERTIES	2,369	80
National Storage Affiliates Trust ‡	1,400	42
NNN REIT Inc ‡	3,700	158
Omega Healthcare Investors Inc ‡	5,545	234
Park Hotels & Resorts Inc ‡	3,800	42
Prologis Inc ‡	18,162	2,080
Public Storage ‡	3,137	906
Rayonier Inc ‡	3,057	81
Realty Income Corp ‡	17,513	1,065
Regency Centers Corp ‡	3,600	262
Rexford Industrial Realty Inc ‡	4,550	187
SBA Communications Corp, Cl A ‡	2,137	413
Simon Property Group Inc ‡	6,335	1,189
STAG Industrial Inc ‡	3,600	127
Sun Communities Inc ‡	2,483	320
UDR Inc ‡	6,500	242
Ventas Inc ‡	8,590	601
VICI Properties Inc, Cl A ‡	20,694	675
Vornado Realty Trust ‡	3,500	142
Welltower Inc ‡	13,150	2,343
Weyerhaeuser Co ‡	14,197	352
WP Carey Inc ‡	4,290	290
Zillow Group Inc, Cl A *	1,000	74
Zillow Group Inc, Cl C *	3,100	239
		26,605
Utilities — 2.3%
AES Corp/The	13,800	182
Alliant Energy Corp	5,071	342
Ameren Corp	5,325	556
American Electric Power Co Inc	10,529	1,185
American Water Works Co Inc	3,815	531
Atmos Energy Corp	3,116	532
CenterPoint Energy Inc	12,855	499
Clearway Energy Inc, Cl A	650	17
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Clearway Energy Inc, Cl C	1,600	$45
CMS Energy Corp	5,810	426
Consolidated Edison Inc	7,079	712
Constellation Energy Corp	6,113	2,012
Dominion Energy Inc	16,752	1,025
DTE Energy Co	4,013	568
Duke Energy Corp	15,262	1,889
Edison International	7,549	417
Entergy Corp	8,778	818
Essential Utilities Inc	5,200	207
Evergy Inc	4,517	343
Eversource Energy	7,198	512
Exelon Corp	19,889	895
FirstEnergy Corp	10,800	495
IDACORP Inc, Cl A	1,000	132
MDU Resources Group Inc	4,000	71
National Fuel Gas Co	1,800	166
NextEra Energy Inc	40,405	3,050
NiSource Inc	9,300	403
NRG Energy Inc	3,850	623
OGE Energy Corp	4,000	185
PG&E Corp	42,956	648
Pinnacle West Capital Corp	2,300	206
PPL Corp	14,503	539
Public Service Enterprise Group Inc	9,804	818
Sempra	12,862	1,157
Southern Co/The	21,612	2,048
Talen Energy Corp *	900	383
UGI Corp	4,330	144
Vistra Corp	6,619	1,297
WEC Energy Group Inc	6,234	714
Xcel Energy Inc	11,590	935
		27,727

Total Common Stock
(Cost $495,979) ($ Thousands)		1,209,802

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Institutional Class 4.040%**†	21,150,934	21,151
Total Cash Equivalent
(Cost $21,151) ($ Thousands)		21,151
Total Investments in Securities — 99.9%
(Cost $517,130) ($ Thousands)		$1,230,953

SEI Institutional Managed Trust	27

SCHEDULE OF INVESTMENTS

September 30, 2025

Large Cap Index Fund (Concluded)

A list of the open futures contracts held by the Fund at September 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
S&P 500 Index E-MINI	55	Dec-2025	$18,363	$18,532	$169
S&P Mid Cap 400 Index E-MINI	12	Dec-2025	3,962	3,943	(19)
			$22,325	$22,475	$150

Percentages are based on Net Assets of $1,232,316 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of September 30, 2025.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the level of inputs used as of September 30, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,209,802	–	–	1,209,802
Cash Equivalent	21,151	–	–	21,151
Total Investments in Securities	1,230,953	–	–	1,230,953

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	169	–	–	169
Unrealized Depreciation	(19)	–	–	(19)
Total Other Financial Instruments	150	–	–	150

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended September 30, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2025	Income	Capital Gains
SEI Investments Co	$159	$—	$(21)	$2	$30	$170	$2	$—
SEI Daily Income Trust, Government Fund, Institutional Class	21,666	138,056	(138,571)	—	—	21,151	841	—
Totals	$21,825	$138,056	$(138,592)	$2	$30	$21,321	$843	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

28	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2025

Tax-Managed Large Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.9%

Communication Services — 10.9%
Alphabet Inc, Cl A	460,476	$111,942
Alphabet Inc, Cl C	441,960	107,639
AT&T Inc	1,675,226	47,308
BCE Inc	329,642	7,710
Charter Communications Inc, Cl A *	12,696	3,493
Comcast Corp, Cl A	363,342	11,416
Electronic Arts Inc	97,546	19,675
Fox Corp, Cl A	194,181	12,245
Match Group Inc	260,059	9,185
Meta Platforms Inc, Cl A	130,686	95,973
Netflix Inc *	3,407	4,085
Nexstar Media Group Inc, Cl A	29,809	5,895
Omnicom Group Inc	82,708	6,743
Sirius XM Holdings Inc	132,099	3,075
TEGNA Inc	541,330	11,005
Verizon Communications Inc	97,068	4,266
Walt Disney Co/The	72,877	8,345
Warner Bros Discovery Inc *	14,202	277
		470,277
Consumer Discretionary — 10.7%
Abercrombie & Fitch Co, Cl A *	17,572	1,503
ADT Inc	1,091,732	9,509
Airbnb Inc, Cl A *	6,841	831
Amazon.com Inc, Cl A *	294,960	64,764
AutoZone Inc *	10,322	44,284
Best Buy Co Inc	66,137	5,001
Booking Holdings Inc	2,537	13,698
BorgWarner Inc	89,239	3,923
Carnival Corp *	6,160	178
Darden Restaurants Inc	3,127	595
Dick's Sporting Goods Inc	68,312	15,180
Domino's Pizza Inc	22,294	9,625
DR Horton Inc	16,198	2,745
eBay Inc	265,176	24,118
Expedia Group Inc	10,879	2,325
Ford Motor Co	46,816	560
Garmin Ltd	2,526	622
General Motors Co	277,722	16,933
Genuine Parts Co	79,642	11,038
Goodyear Tire & Rubber Co/The *	406,438	3,040
Grand Canyon Education Inc *	36,645	8,044
H&R Block Inc	368,294	18,625
Harley-Davidson Inc, Cl A	88,020	2,456
Home Depot Inc/The	27,536	11,157
KB Home	4,076	259
Lowe's Cos Inc	167,550	42,107
Magna International Inc, Cl A	76,294	3,615
McDonald's Corp	777	236
NIKE Inc, Cl B	349,664	24,382
O'Reilly Automotive Inc *	28,590	3,082
Phinia Inc	14,745	848

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
PulteGroup Inc	70,134	$9,267
PVH Corp	57,056	4,780
Ralph Lauren Corp, Cl A	23,886	7,490
Ross Stores Inc	42,237	6,436
Starbucks Corp	68,046	5,757
Tapestry Inc	135,372	15,327
TJX Cos Inc/The	374,562	54,139
VF Corp	325,921	4,703
Whirlpool Corp	47,271	3,716
Yum! Brands Inc	49,680	7,551
		464,449
Consumer Staples — 6.1%
Altria Group Inc	464,820	30,706
Ambev SA ADR	317,343	708
Archer-Daniels-Midland Co	50,878	3,039
Campbell Soup Co	57,140	1,805
Coca-Cola Co/The	108,858	7,219
Conagra Brands Inc	271,748	4,976
Constellation Brands Inc, Cl A	10,975	1,478
Costco Wholesale Corp	9,292	8,601
Dollar General Corp	114,042	11,786
Estee Lauder Cos Inc/The, Cl A	2,878	254
Hershey Co/The	26,426	4,943
Ingredion Inc	32,137	3,924
Kenvue Inc	61,500	998
Kimberly-Clark Corp	45,914	5,709
Kroger Co/The	403,798	27,220
Lamb Weston Holdings Inc	16,377	951
Molson Coors Beverage Co, Cl B	295,926	13,391
Mondelez International Inc, Cl A	24,475	1,529
Monster Beverage Corp *	85,008	5,722
PepsiCo Inc	208,587	29,294
Philip Morris International Inc	183,298	29,731
Procter & Gamble Co/The	179,078	27,515
Target Corp, Cl A	53,833	4,829
Tyson Foods Inc, Cl A	253,116	13,744
Unilever PLC ADR	166,210	9,853
Walmart Inc	127,956	13,187
		263,112
Energy — 2.9%
Canadian Natural Resources Ltd	215,221	6,878
Chevron Corp	178,499	27,719
ConocoPhillips	179,580	16,987
Devon Energy Corp	357,504	12,534
Exxon Mobil Corp	112,652	12,702
Halliburton Co	506,523	12,460
HF Sinclair Corp	40,846	2,138
Marathon Petroleum Corp	55,200	10,639
Phillips 66	95,701	13,017
Scorpio Tankers Inc	73,109	4,098
TechnipFMC PLC	9,062	358

SEI Institutional Managed Trust	29

SCHEDULE OF INVESTMENTS

September 30, 2025

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Valero Energy Corp	36,915	$6,285
		125,815
Financials — 14.5%
Aflac Inc	120,574	13,468
Allstate Corp/The	49,660	10,660
American Financial Group Inc/OH	11,100	1,617
Ameriprise Financial Inc	13,265	6,516
Assurant Inc	6,412	1,389
Bank of America Corp	1,094,336	56,457
Bank of New York Mellon Corp/The	61,039	6,651
Berkshire Hathaway Inc, Cl B *	91,279	45,890
Chubb Ltd	17,073	4,819
Citigroup Inc	394,108	40,002
CME Group Inc, Cl A	77,815	21,025
FactSet Research Systems Inc	9,356	2,680
Federated Hermes Inc, Cl B	97,347	5,055
Fifth Third Bancorp	106,076	4,726
First Horizon Corp	36,043	815
Global Payments Inc	22,153	1,840
Goldman Sachs Group Inc/The	21,644	17,236
Hartford Financial Services Group Inc/The	66,936	8,929
Intercontinental Exchange Inc	50,750	8,550
Jack Henry & Associates Inc	9,480	1,412
JPMorgan Chase & Co	170,735	53,855
KKR & Co Inc	19,666	2,556
Marsh & McLennan Cos Inc	26,931	5,427
Mastercard Inc, Cl A	117,450	66,807
Moody's Corp	143,750	68,494
Morgan Stanley	247,935	39,412
MSCI Inc, Cl A	21,417	12,152
Navient Corp	12,251	161
PNC Financial Services Group Inc/The	31,599	6,349
Progressive Corp/The	4,956	1,224
Prudential Financial Inc	17,700	1,836
Regions Financial Corp	307,300	8,104
S&P Global Inc	10,324	5,025
SoFi Technologies Inc *	31,025	820
Travelers Cos Inc/The	68,288	19,067
Truist Financial Corp	54,460	2,490
Visa Inc, Cl A	182,933	62,450
Voya Financial Inc	24,909	1,863
Wells Fargo & Co	92,870	7,784
Western Union Co/The	507,809	4,057
Zions Bancorp NA	6,284	356
		630,026
Health Care — 10.5%
Baxter International Inc	52,101	1,186
Becton Dickinson & Co	60,525	11,328
BioMarin Pharmaceutical Inc *	63,310	3,429
Cardinal Health Inc	36,074	5,662
Cencora Inc, Cl A	67,469	21,086
Centene Corp *	13,811	493

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Cigna Group/The	27,340	$7,881
CVS Health Corp	202,252	15,248
Doximity Inc, Cl A *	34,600	2,531
Edwards Lifesciences Corp, Cl A *	61,914	4,815
Eli Lilly & Co	14,018	10,696
Exelixis Inc *	438,964	18,129
Genmab A/S ADR *	50,811	1,558
Gilead Sciences Inc	186,105	20,658
HCA Healthcare Inc	28,264	12,046
Humana Inc	11,818	3,075
ICON PLC *	16,184	2,832
IDEXX Laboratories Inc *	12,340	7,884
Incyte Corp *	31,882	2,704
Insulet Corp *	17,512	5,406
Intuitive Surgical Inc *	20,368	9,109
Jazz Pharmaceuticals PLC *	15,524	2,046
Johnson & Johnson	462,414	85,741
McKesson Corp	12,923	9,984
Medtronic PLC	125,809	11,982
Merck & Co Inc	478,053	40,123
Mettler-Toledo International Inc *	35,039	43,014
Novartis AG ADR	32,225	4,133
Novo Nordisk A/S ADR	51,225	2,842
Organon & Co	72,134	770
Pfizer Inc	651,543	16,601
ResMed Inc	32,086	8,783
Royalty Pharma PLC, Cl A	192,222	6,782
United Therapeutics Corp *	22,931	9,613
UnitedHealth Group Inc	95,255	32,892
Veeva Systems Inc, Cl A *	9,954	2,965
Vertex Pharmaceuticals Inc *	2,576	1,009
Viatris Inc, Cl W	270,899	2,682
Zoetis Inc, Cl A	33,352	4,880
		454,598
Industrials — 10.6%
AerCap Holdings NV	139,368	16,864
AGCO Corp	65,438	7,006
CACI International Inc, Cl A *	6,503	3,244
Carlisle Cos Inc	6,137	2,019
Carrier Global Corp	357,041	21,315
Caterpillar Inc, Cl A	25,261	12,053
CNH Industrial NV	437,797	4,750
Cummins Inc	8,214	3,469
Deere & Co	14,637	6,693
Delta Air Lines Inc, Cl A	128,832	7,311
Eaton Corp PLC	27,035	10,118
FedEx Corp	20,626	4,864
Fortive Corp	67,655	3,314
General Electric Co	39,239	11,804
Genpact Ltd	175,566	7,354
Graco Inc	127,368	10,821
HEICO Corp	17,061	5,508
Huntington Ingalls Industries Inc, Cl A	12,706	3,658

30	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Illinois Tool Works Inc	47,481	$12,381
Johnson Controls International PLC	134,509	14,789
L3Harris Technologies Inc	25,220	7,702
Leidos Holdings Inc	10,742	2,030
Lennox International Inc	11,692	6,189
Lincoln Electric Holdings Inc	7,644	1,803
Lockheed Martin Corp	15,688	7,832
ManpowerGroup Inc	263,854	10,000
Masco Corp	67,843	4,775
MSC Industrial Direct Co Inc, Cl A	92,615	8,534
Mueller Industries Inc	8,085	818
Northrop Grumman Corp	12,855	7,833
Oshkosh Corp	23,711	3,075
Otis Worldwide Corp	169,779	15,523
PACCAR Inc	59,000	5,801
Republic Services Inc	25,679	5,893
Rollins Inc	126,310	7,419
RTX Corp	247,761	41,458
Ryder System Inc	34,205	6,452
Science Applications International Corp	10,835	1,077
Siemens AG ADR	106,282	14,349
Snap-on Inc	12,281	4,256
Southwest Airlines Co, Cl A	86,460	2,759
Textron Inc	63,528	5,368
Timken Co/The	103,633	7,791
Trane Technologies PLC	32,752	13,820
TransDigm Group Inc	23,155	30,519
United Airlines Holdings Inc *	56,891	5,490
Veralto Corp	258,377	27,546
Verisk Analytics Inc, Cl A	30,651	7,709
Vertiv Holdings Co, Cl A	29,354	4,428
Waste Management Inc	18,232	4,026
WW Grainger Inc	19,207	18,304
		459,914
Information Technology — 27.2%
Adobe Inc *	127,506	44,978
Amdocs Ltd	31,229	2,562
Amkor Technology Inc	134,560	3,822
Amphenol Corp, Cl A	209,248	25,894
Analog Devices Inc	82,993	20,391
Apple Inc	623,002	158,635
Applied Materials Inc	88,030	18,023
AppLovin Corp, Cl A *	14,551	10,456
Arista Networks Inc *	184,244	26,846
Arrow Electronics Inc, Cl A *	86,957	10,522
Broadcom Inc	203,916	67,274
Cirrus Logic Inc *	69,027	8,648
Cisco Systems Inc	526,954	36,054
Cognizant Technology Solutions Corp, Cl A	8,912	598
Corning Inc, Cl B	134,733	11,052
Dell Technologies Inc, Cl C	8,137	1,154
DocuSign Inc, Cl A *	22,956	1,655
Dropbox Inc, Cl A *	323,269	9,766
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
DXC Technology Co *	281,532	$3,837
F5 Inc, Cl A *	55,616	17,975
Fair Isaac Corp *	85	127
Flex Ltd *	275,488	15,970
Guidewire Software Inc *	1,001	230
Hewlett Packard Enterprise Co	294,388	7,230
HP Inc	364,323	9,921
International Business Machines Corp	6,932	1,956
Intuit Inc	42,513	29,033
Jabil Inc	64,981	14,112
Micron Technology Inc	155,731	26,057
Microsoft Corp	486,353	251,907
Motorola Solutions Inc	34,182	15,631
NetApp Inc	120,224	14,242
NVIDIA Corp	713,654	133,154
ON Semiconductor Corp *	22,165	1,093
Oracle Corp, Cl B	255,380	71,823
QUALCOMM Inc	86,724	14,427
RALLIANT CORP	22,551	986
Roper Technologies Inc	9,267	4,621
Salesforce Inc	39,968	9,472
SAP SE ADR	43,881	11,725
Skyworks Solutions Inc	136,789	10,530
TD SYNNEX Corp	62,422	10,222
Texas Instruments Inc	34,041	6,254
Twilio Inc, Cl A *	29,785	2,981
Ubiquiti Inc	625	413
VeriSign Inc	91,002	25,441
Vontier Corp	156,892	6,585
		1,176,285
Materials — 2.6%
Celanese Corp, Cl A	35,034	1,474
Corteva Inc	64,004	4,329
Crown Holdings Inc	21,015	2,030
DuPont de Nemours Inc	8,453	659
Eastman Chemical Co	31,433	1,982
Ecolab Inc	28,841	7,898
FMC Corp	165,123	5,553
Linde PLC	113,175	53,758
LyondellBasell Industries NV, Cl A	74,826	3,669
O-I Glass Inc, Cl I *	48,098	624
Reliance Inc	11,055	3,105
Sherwin-Williams Co/The, Cl A	67,820	23,483
Steel Dynamics Inc	28,213	3,934
Sylvamo Corp	23,571	1,042
		113,540
Real Estate — 1.2%
American Tower Corp, Cl A ‡	101,757	19,570
Brandywine Realty Trust ‡	24,300	101
CBRE Group Inc, Cl A *	41,173	6,487
Crown Castle Inc ‡	34,157	3,296
Equinix Inc ‡	1,986	1,556

SEI Institutional Managed Trust	31

SCHEDULE OF INVESTMENTS

September 30, 2025

Tax-Managed Large Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Healthpeak Properties Inc ‡	140,540	$2,691
Omega Healthcare Investors Inc ‡	48,451	2,046
Public Storage ‡	4,106	1,186
Sabra Health Care REIT Inc ‡	204,232	3,807
SBA Communications Corp, Cl A ‡	18,373	3,552
Welltower Inc ‡	48,149	8,577
		52,869
Utilities — 1.7%
American Electric Power Co Inc	57,553	6,475
Edison International	40,300	2,228
Entergy Corp	22,430	2,090
Eversource Energy	55,864	3,974
Exelon Corp	132,096	5,946
NextEra Energy Inc	123,716	9,339
NRG Energy Inc	160,644	26,016
UGI Corp	192,190	6,392
Vistra Corp	53,702	10,521
Xcel Energy Inc	21,754	1,755
		74,736

Total Common Stock
(Cost $1,531,763) ($ Thousands)		4,285,621
Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Institutional Class 4.040%**†	46,333,154	$46,333
Total Cash Equivalent
(Cost $46,333) ($ Thousands)		46,333
Total Investments in Securities — 100.0%
(Cost $1,578,096) ($ Thousands)		$4,331,954

A list of the open futures contracts held by the Fund at September 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
S&P 500 Index E-MINI	57	Dec-2025	$19,036	$19,205	$169
S&P Mid Cap 400 Index E-MINI	13	Dec-2025	4,291	4,273	(18)
			$23,327	$23,478	$151

Percentages are based on Net Assets of $4,332,356 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of September 30, 2025.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the level of inputs used as of September 30, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	4,285,621	–	–	4,285,621
Cash Equivalent	46,333	–	–	46,333
Total Investments in Securities	4,331,954	–	–	4,331,954

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	169	–	–	169
Unrealized Depreciation	(18)	–	–	(18)
Total Other Financial Instruments	151	–	–	151

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

32	SEI Institutional Managed Trust

The following is a summary of the Fund’s transactions with affiliates for the year ended September 30, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$200,235	$1,179,339	$(1,333,241)	$—	$—	$46,333	$2,348	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust	33

SCHEDULE OF INVESTMENTS

September 30, 2025

S&P 500 Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 97.8%

Communication Services — 9.9%
Alphabet Inc, Cl A	108,431	$26,360
Alphabet Inc, Cl C	87,030	21,196
AT&T Inc	132,653	3,746
Charter Communications Inc, Cl A *	1,742	479
Comcast Corp, Cl A	69,145	2,172
Electronic Arts Inc	4,218	851
Fox Corp, Cl A	3,916	247
Fox Corp, Cl B	2,531	145
Interpublic Group of Cos Inc/The	7,001	195
Live Nation Entertainment Inc *	2,990	489
Match Group Inc	4,600	162
Meta Platforms Inc, Cl A	40,434	29,694
Netflix Inc *	7,910	9,483
News Corp, Cl A	7,125	219
News Corp, Cl B	2,100	73
Omnicom Group Inc	3,704	302
Paramount Skydance Corp, Cl B	5,931	112
Take-Two Interactive Software Inc, Cl A *	3,150	814
TKO Group Holdings Inc, Cl A	1,280	258
T-Mobile US Inc	9,006	2,156
Trade Desk Inc/The, Cl A *	8,500	417
Verizon Communications Inc	78,161	3,435
Walt Disney Co/The	33,351	3,819
Warner Bros Discovery Inc *	46,524	909
		107,733
Consumer Discretionary — 10.3%
Airbnb Inc, Cl A *	8,050	977
Amazon.com Inc, Cl A *	180,953	39,732
Aptiv PLC *	4,110	354
AutoZone Inc *	307	1,317
Best Buy Co Inc	3,654	276
Booking Holdings Inc	601	3,245
CarMax Inc *	2,950	132
Carnival Corp *	19,934	576
Chipotle Mexican Grill Inc, Cl A *	25,390	995
Darden Restaurants Inc	2,228	424
Deckers Outdoor Corp *	2,846	288
Domino's Pizza Inc	565	244
DoorDash Inc, Cl A *	6,960	1,893
DR Horton Inc	5,198	881
eBay Inc	8,549	778
Expedia Group Inc	2,205	471
Ford Motor Co	74,130	887
Garmin Ltd	2,931	722
General Motors Co	17,867	1,089
Genuine Parts Co	2,646	367
Hasbro Inc	2,446	186
Hilton Worldwide Holdings Inc	4,420	1,147
Home Depot Inc/The	18,509	7,500
Las Vegas Sands Corp	5,760	310
Lennar Corp, Cl A	4,284	540

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
LKQ Corp	5,000	$153
Lowe's Cos Inc	10,373	2,607
Lululemon Athletica Inc *	2,050	365
Marriott International Inc/MD, Cl A	4,220	1,099
McDonald's Corp	13,242	4,024
MGM Resorts International *	3,850	133
Mohawk Industries Inc *	1,000	129
NIKE Inc, Cl B	22,220	1,549
Norwegian Cruise Line Holdings Ltd *	8,500	209
NVR Inc *	51	410
O'Reilly Automotive Inc *	15,920	1,716
Pool Corp	622	193
PulteGroup Inc	3,749	495
Ralph Lauren Corp, Cl A	705	221
Ross Stores Inc	6,139	936
Royal Caribbean Cruises Ltd	4,700	1,521
Starbucks Corp	20,955	1,773
Tapestry Inc	3,929	445
Tesla Inc *	52,299	23,258
TJX Cos Inc/The	20,659	2,986
Tractor Supply Co	9,970	567
Ulta Beauty Inc *	835	457
Williams-Sonoma Inc	2,310	451
Wynn Resorts Ltd	1,579	203
Yum! Brands Inc	5,260	800
		112,031
Consumer Staples — 4.8%
Altria Group Inc	31,533	2,083
Archer-Daniels-Midland Co	9,068	542
Brown-Forman Corp, Cl B	3,515	95
Bunge Global SA	2,530	206
Campbell Soup Co	3,784	119
Church & Dwight Co Inc	4,576	401
Clorox Co/The	2,342	289
Coca-Cola Co/The	71,934	4,771
Colgate-Palmolive Co	15,275	1,221
Conagra Brands Inc	9,015	165
Constellation Brands Inc, Cl A	2,667	359
Costco Wholesale Corp	8,250	7,636
Dollar General Corp	4,181	432
Dollar Tree Inc *	3,704	350
Estee Lauder Cos Inc/The, Cl A	4,400	388
General Mills Inc	9,996	504
Hershey Co/The	2,802	524
Hormel Foods Corp	5,608	139
J M Smucker Co/The	2,003	217
Kellanova	5,117	420
Kenvue Inc	36,270	589
Keurig Dr Pepper Inc	25,700	656
Kimberly-Clark Corp	6,273	780
Kraft Heinz Co/The	16,248	423
Kroger Co/The	11,386	767
Lamb Weston Holdings Inc	2,750	160

34	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
McCormick & Co Inc/MD	4,832	$323
Molson Coors Beverage Co, Cl B	3,261	148
Mondelez International Inc, Cl A	24,310	1,519
Monster Beverage Corp *	13,258	892
PepsiCo Inc	25,389	3,566
Philip Morris International Inc	28,906	4,689
Procter & Gamble Co/The	43,557	6,692
Sysco Corp	8,970	739
Target Corp, Cl A	8,578	769
Tyson Foods Inc, Cl A	5,403	293
Walmart Inc	81,673	8,417
		52,283
Energy — 2.8%
APA Corp	6,631	161
Baker Hughes Co, Cl A	18,499	901
Chesapeake Energy Corp	4,490	477
Chevron Corp	35,766	5,554
ConocoPhillips	23,434	2,217
Coterra Energy Inc	14,113	334
Devon Energy Corp	12,063	423
Diamondback Energy Inc, Cl A	3,551	508
EOG Resources Inc	10,277	1,152
EQT Corp	11,300	615
Exxon Mobil Corp	79,340	8,946
Halliburton Co	15,942	392
Kinder Morgan Inc	36,582	1,036
Marathon Petroleum Corp	5,678	1,094
Occidental Petroleum Corp	13,462	636
ONEOK Inc	11,759	858
Phillips 66	7,587	1,032
Schlumberger NV, Cl A	27,990	962
Targa Resources Corp	4,010	672
Texas Pacific Land Corp	350	327
Valero Energy Corp	5,823	991
Williams Cos Inc/The	22,427	1,421
		30,709
Financials — 13.2%
Aflac Inc	9,024	1,008
Allstate Corp/The	4,949	1,062
American Express Co	10,063	3,343
American International Group Inc	10,405	817
Ameriprise Financial Inc	1,745	857
Aon PLC, Cl A	3,962	1,413
Apollo Global Management Inc	8,470	1,129
Arch Capital Group Ltd	6,950	631
Arthur J Gallagher & Co	4,799	1,486
Assurant Inc	955	207
Bank of America Corp	126,711	6,537
Bank of New York Mellon Corp/The	13,239	1,443
Berkshire Hathaway Inc, Cl B *	34,165	17,176
BlackRock Funding Inc	2,668	3,111
Blackstone Inc, Cl A	13,750	2,349

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Block Inc, Cl A *	10,300	$744
Brown & Brown Inc	5,320	499
Capital One Financial Corp	11,835	2,516
Cboe Global Markets Inc	2,000	490
Charles Schwab Corp/The	31,605	3,017
Chubb Ltd	6,956	1,963
Cincinnati Financial Corp	2,973	470
Citigroup Inc	34,136	3,465
Citizens Financial Group Inc	8,090	430
CME Group Inc, Cl A	6,772	1,830
Coinbase Global Inc, Cl A *	4,250	1,434
Corpay Inc *	1,329	383
Erie Indemnity Co, Cl A	480	153
Everest Group Ltd	767	269
FactSet Research Systems Inc	730	209
Fidelity National Information Services
Inc, Cl B	9,895	652
Fifth Third Bancorp	12,381	552
Fiserv Inc, Cl A *	10,205	1,316
Franklin Resources Inc	5,938	137
Global Payments Inc	4,513	375
Globe Life Inc	1,489	213
Goldman Sachs Group Inc/The	5,621	4,476
Hartford Financial Services Group Inc/The	5,266	702
Huntington Bancshares Inc/OH	27,514	475
Interactive Brokers Group Inc, Cl A	8,200	564
Intercontinental Exchange Inc	10,553	1,778
Invesco Ltd	8,666	199
Jack Henry & Associates Inc	1,400	208
JPMorgan Chase & Co	51,228	16,159
KeyCorp	17,383	325
KKR & Co Inc	12,780	1,661
Loews Corp	3,192	320
M&T Bank Corp	2,934	580
Marsh & McLennan Cos Inc	9,209	1,856
Mastercard Inc, Cl A	15,363	8,739
MetLife Inc	10,479	863
Moody's Corp	2,901	1,382
Morgan Stanley	22,500	3,577
MSCI Inc, Cl A	1,438	816
Nasdaq Inc, Cl A	8,527	754
Northern Trust Corp	3,579	482
PayPal Holdings Inc *	17,909	1,201
PNC Financial Services Group Inc/The	7,403	1,487
Principal Financial Group Inc, Cl A	3,807	316
Progressive Corp/The	10,847	2,679
Prudential Financial Inc	6,586	683
Raymond James Financial Inc	3,308	571
Regions Financial Corp	16,713	441
Robinhood Markets Inc, Cl A *	14,550	2,083
S&P Global Inc	5,855	2,850
State Street Corp	5,385	625
Synchrony Financial	6,983	496

SEI Institutional Managed Trust	35

SCHEDULE OF INVESTMENTS

September 30, 2025

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
T Rowe Price Group Inc	4,143	$425
Travelers Cos Inc/The	4,216	1,177
Truist Financial Corp	24,186	1,106
US Bancorp	29,228	1,413
Visa Inc, Cl A	31,627	10,797
W R Berkley Corp	5,710	437
Wells Fargo & Co	59,510	4,988
Willis Towers Watson PLC	1,819	628
		144,005
Health Care — 8.7%
Abbott Laboratories	32,312	4,328
AbbVie Inc	32,859	7,608
Agilent Technologies Inc	5,385	691
Align Technology Inc *	1,286	161
Amgen Inc, Cl A	9,969	2,813
Baxter International Inc	9,785	223
Becton Dickinson & Co	5,428	1,016
Biogen Inc *	2,756	386
Bio-Techne Corp	3,052	170
Boston Scientific Corp *	27,422	2,677
Bristol-Myers Squibb Co	38,203	1,723
Cardinal Health Inc	4,499	706
Cencora Inc, Cl A	3,636	1,136
Centene Corp *	8,699	310
Charles River Laboratories International Inc *	960	150
Cigna Group/The	5,023	1,448
Cooper Cos Inc/The *	3,766	258
CVS Health Corp	23,377	1,762
Danaher Corp, Cl A	11,777	2,335
DaVita Inc *	656	87
Dexcom Inc *	7,372	496
Edwards Lifesciences Corp, Cl A *	11,142	866
Elevance Health Inc	4,233	1,368
Eli Lilly & Co	14,803	11,295
GE HealthCare Technologies Inc	8,662	650
Gilead Sciences Inc	23,284	2,585
HCA Healthcare Inc	3,051	1,300
Henry Schein Inc *	1,900	126
Hologic Inc *	4,250	287
Humana Inc	2,291	596
IDEXX Laboratories Inc *	1,502	960
Incyte Corp *	3,100	263
Insulet Corp *	1,300	401
Intuitive Surgical Inc *	6,639	2,969
IQVIA Holdings Inc *	3,116	592
Johnson & Johnson	44,805	8,308
Labcorp Holdings Inc	1,560	448
McKesson Corp	2,334	1,803
Medtronic PLC	24,059	2,291
Merck & Co Inc	46,331	3,889
Mettler-Toledo International Inc *	367	451
Moderna Inc *	6,400	165

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Molina Healthcare Inc *	1,046	$200
Pfizer Inc	105,177	2,680
Quest Diagnostics Inc	2,124	405
Regeneron Pharmaceuticals Inc	1,897	1,067
ResMed Inc	2,759	755
Revvity Inc	2,198	193
Solventum Corp *	2,792	204
STERIS PLC	1,845	457
Stryker Corp	6,456	2,387
Thermo Fisher Scientific Inc	6,999	3,395
UnitedHealth Group Inc	16,833	5,812
Universal Health Services Inc, Cl B	1,100	225
Vertex Pharmaceuticals Inc *	4,807	1,883
Viatris Inc, Cl W	22,507	223
Waters Corp *	1,122	336
West Pharmaceutical Services Inc	1,376	361
Zimmer Biomet Holdings Inc	3,774	372
Zoetis Inc, Cl A	8,120	1,188
		94,240
Industrials — 8.1%
3M Co	10,001	1,552
A O Smith Corp	2,200	162
Allegion PLC	1,620	287
AMETEK Inc	4,350	818
Automatic Data Processing Inc	7,605	2,232
Axon Enterprise Inc *	1,467	1,053
Boeing Co/The *	14,006	3,023
Broadridge Financial Solutions Inc	2,234	532
Builders FirstSource Inc *	2,100	255
Carrier Global Corp	15,041	898
Caterpillar Inc, Cl A	8,694	4,148
CH Robinson Worldwide Inc	2,255	299
Cintas Corp	6,438	1,321
Copart Inc *	16,610	747
CSX Corp	34,999	1,243
Cummins Inc	2,561	1,082
Dayforce Inc *	3,050	210
Deere & Co	4,728	2,162
Delta Air Lines Inc, Cl A	12,163	690
Dover Corp	2,587	432
Eaton Corp PLC	7,290	2,728
EMCOR Group Inc	850	552
Emerson Electric Co	10,555	1,385
Equifax Inc	2,339	600
Expeditors International of Washington Inc	2,597	318
Fastenal Co, Cl A	21,736	1,066
FedEx Corp	4,081	962
Fortive Corp	6,497	318
GE Vernova Inc	5,045	3,102
Generac Holdings Inc *	1,104	185
General Dynamics Corp	4,744	1,618
General Electric Co	19,712	5,930
Honeywell International Inc	11,900	2,505

36	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Howmet Aerospace Inc	7,578	$1,487
Hubbell Inc, Cl B	1,010	435
Huntington Ingalls Industries Inc, Cl A	747	215
IDEX Corp	1,450	236
Illinois Tool Works Inc	4,985	1,300
Ingersoll Rand Inc	6,783	560
Jacobs Solutions Inc	2,282	342
JB Hunt Transport Services Inc	1,401	188
Johnson Controls International PLC	12,282	1,350
L3Harris Technologies Inc	3,529	1,078
Leidos Holdings Inc	2,433	460
Lennox International Inc	602	319
Lockheed Martin Corp	3,852	1,923
Masco Corp	3,984	280
Nordson Corp	1,000	227
Norfolk Southern Corp	4,236	1,273
Northrop Grumman Corp	2,474	1,507
Old Dominion Freight Line Inc, Cl A	3,478	490
Otis Worldwide Corp	7,450	681
PACCAR Inc	9,950	978
Parker-Hannifin Corp, Cl A	2,356	1,786
Paychex Inc	6,059	768
Paycom Software Inc	909	189
Pentair PLC	3,116	345
Quanta Services Inc	2,818	1,168
Republic Services Inc	3,823	877
Rockwell Automation Inc	2,126	743
Rollins Inc	5,300	311
RTX Corp	24,837	4,156
Snap-on Inc	957	332
Southwest Airlines Co, Cl A	9,792	312
Stanley Black & Decker Inc	2,908	216
Textron Inc	3,317	280
Trane Technologies PLC	4,180	1,764
TransDigm Group Inc	1,035	1,364
Uber Technologies Inc *	38,689	3,790
Union Pacific Corp	11,121	2,629
United Airlines Holdings Inc *	6,050	584
United Parcel Service Inc, Cl B	13,848	1,157
United Rentals Inc	1,194	1,140
Veralto Corp	4,670	498
Verisk Analytics Inc, Cl A	2,636	663
Waste Management Inc	6,924	1,529
Westinghouse Air Brake Technologies Corp	3,211	644
WW Grainger Inc	802	764
Xylem Inc/NY	4,600	678
		88,431
Information Technology — 34.0%
Accenture PLC, Cl A	11,676	2,879
Adobe Inc *	7,957	2,807
Advanced Micro Devices Inc *	30,141	4,877
Akamai Technologies Inc *	2,754	209
Amphenol Corp, Cl A	22,820	2,824

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Analog Devices Inc	9,312	$2,288
Apple Inc	276,762	70,472
Applied Materials Inc	14,864	3,043
AppLovin Corp, Cl A *	5,017	3,605
Arista Networks Inc *	19,080	2,780
Autodesk Inc, Cl A *	3,926	1,247
Broadcom Inc	87,680	28,926
Cadence Design Systems Inc *	5,121	1,799
CDW Corp/DE	2,497	398
Cisco Systems Inc	73,559	5,033
Cognizant Technology Solutions Corp, Cl A	9,155	614
Corning Inc, Cl B	14,608	1,198
Crowdstrike Holdings Inc, Cl A *	4,606	2,259
Datadog Inc, Cl A *	6,000	854
Dell Technologies Inc, Cl C	5,650	801
EPAM Systems Inc *	1,050	158
F5 Inc, Cl A *	1,060	343
Fair Isaac Corp *	456	682
First Solar Inc *	2,050	452
Fortinet Inc *	11,970	1,006
Gartner Inc *	1,407	370
Gen Digital Inc	10,247	291
GoDaddy Inc, Cl A *	2,650	363
Hewlett Packard Enterprise Co	24,941	613
HP Inc	17,732	483
Intel Corp	82,037	2,752
International Business Machines Corp	17,299	4,881
Intuit Inc	5,173	3,533
Jabil Inc	2,050	445
Keysight Technologies Inc *	3,232	565
KLA Corp	2,442	2,634
Lam Research Corp	23,449	3,140
Microchip Technology Inc	10,163	653
Micron Technology Inc	20,748	3,472
Microsoft Corp	138,623	71,800
Monolithic Power Systems Inc	910	838
Motorola Solutions Inc	3,142	1,437
NetApp Inc	3,765	446
NVIDIA Corp	455,062	84,905
NXP Semiconductors NV	4,726	1,076
ON Semiconductor Corp *	7,640	377
Oracle Corp, Cl B	30,850	8,676
Palantir Technologies Inc, Cl A *	42,307	7,718
Palo Alto Networks Inc *	12,468	2,539
PTC Inc *	2,257	458
QUALCOMM Inc	19,994	3,326
Roper Technologies Inc	1,966	980
Salesforce Inc	17,749	4,207
Seagate Technology Holdings PLC	4,000	944
ServiceNow Inc *	3,890	3,580
Skyworks Solutions Inc	2,816	217
Super Micro Computer Inc *	9,510	456
Synopsys Inc *	3,464	1,709

SEI Institutional Managed Trust	37

SCHEDULE OF INVESTMENTS

September 30, 2025

S&P 500 Index Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
TE Connectivity PLC	5,529	$1,214
Teledyne Technologies Inc *	898	526
Teradyne Inc	2,965	408
Texas Instruments Inc	16,841	3,094
Trimble Inc *	4,500	367
Tyler Technologies Inc *	820	429
VeriSign Inc	1,605	449
Western Digital Corp	6,524	783
Workday Inc, Cl A *	4,050	975
Zebra Technologies Corp, Cl A *	973	289
		369,972
Materials — 1.8%
Air Products and Chemicals Inc	4,181	1,140
Albemarle Corp	2,257	183
Amcor PLC	43,612	357
Avery Dennison Corp	1,464	237
Ball Corp	5,212	263
CF Industries Holdings Inc	3,050	274
Corteva Inc	12,863	870
Dow Inc	13,456	309
DuPont de Nemours Inc	7,899	615
Eastman Chemical Co	2,220	140
Ecolab Inc	4,756	1,302
Freeport-McMoRan Inc, Cl B	26,963	1,057
International Flavors & Fragrances Inc	4,826	297
International Paper Co	9,952	462
Linde PLC	8,703	4,134
LyondellBasell Industries NV, Cl A	4,824	237
Martin Marietta Materials Inc, Cl A	1,119	705
Mosaic Co/The	6,109	212
Newmont Corp	20,595	1,736
Nucor Corp	4,327	586
Packaging Corp of America	1,700	370
PPG Industries Inc	4,255	447
Sherwin-Williams Co/The, Cl A	4,325	1,498
Smurfit WestRock PLC	9,334	397
Steel Dynamics Inc	2,600	363
Vulcan Materials Co	2,509	772
		18,963
Real Estate — 1.9%
Alexandria Real Estate Equities Inc ‡	2,923	244
American Tower Corp, Cl A ‡	8,817	1,696
AvalonBay Communities Inc ‡	2,678	517
BXP Inc ‡	2,750	204
Camden Property Trust ‡	2,050	219
CBRE Group Inc, Cl A *	5,519	870
CoStar Group Inc *	8,000	675
Crown Castle Inc ‡	8,234	794
Digital Realty Trust Inc, Cl A ‡	5,969	1,032
Equinix Inc ‡	1,799	1,409
Equity Residential ‡	6,444	417
Essex Property Trust Inc ‡	1,221	327
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Extra Space Storage Inc ‡	4,039	$569
Federal Realty Investment Trust ‡	1,450	147
Healthpeak Properties Inc ‡	13,200	253
Host Hotels & Resorts Inc ‡	11,874	202
Invitation Homes Inc ‡	10,750	315
Iron Mountain Inc ‡	5,538	565
Kimco Realty Corp ‡	12,813	280
Mid-America Apartment Communities Inc ‡	2,240	313
Prologis Inc ‡	17,420	1,995
Public Storage ‡	2,997	866
Realty Income Corp ‡	17,018	1,034
Regency Centers Corp ‡	3,099	226
SBA Communications Corp, Cl A ‡	2,049	396
Simon Property Group Inc ‡	6,146	1,153
UDR Inc ‡	5,700	212
Ventas Inc ‡	8,532	597
VICI Properties Inc, Cl A ‡	19,950	651
Welltower Inc ‡	12,569	2,239
Weyerhaeuser Co ‡	13,711	340
		20,757
Utilities — 2.3%
AES Corp/The	13,740	181
Alliant Energy Corp	4,880	329
Ameren Corp	5,103	533
American Electric Power Co Inc	10,115	1,138
American Water Works Co Inc	3,707	516
Atmos Energy Corp	3,000	512
CenterPoint Energy Inc	12,335	479
CMS Energy Corp	5,651	414
Consolidated Edison Inc	6,836	687
Constellation Energy Corp	5,851	1,925
Dominion Energy Inc	16,130	987
DTE Energy Co	3,926	555
Duke Energy Corp	14,591	1,806
Edison International	7,257	401
Entergy Corp	8,452	788
Evergy Inc	4,399	334
Eversource Energy	6,935	493
Exelon Corp	19,005	855
FirstEnergy Corp	9,753	447
NextEra Energy Inc	38,121	2,878
NiSource Inc	8,944	387
NRG Energy Inc	3,601	583
PG&E Corp	41,500	626
Pinnacle West Capital Corp	2,199	197
PPL Corp	13,971	519
Public Service Enterprise Group Inc	9,430	787
Sempra	12,270	1,104
Southern Co/The	20,291	1,923
Vistra Corp	5,970	1,170
WEC Energy Group Inc	6,021	690

38	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Xcel Energy Inc	10,886	$878
		25,122

Total Common Stock
(Cost $198,246) ($ Thousands)		1,064,246
Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Government Fund, Institutional Class
4.040%**†	21,852,864	$21,853
Total Cash Equivalent
(Cost $21,853) ($ Thousands)		21,853
Total Investments in Securities — 99.8%
(Cost $220,099) ($ Thousands)		$1,086,099

A list of the open futures contracts held by the Fund at September 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	72	Dec-2025	$24,080	$24,260	$180

Percentages are based on Net Assets of $1,088,068 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of September 30, 2025.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the level of inputs used as of September 30, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,064,246	–	–	1,064,246
Cash Equivalent	21,853	–	–	21,853
Total Investments in Securities	1,086,099	–	–	1,086,099

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	180	–	–	180
Total Other Financial Instruments	180	–	–	180

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended September 30, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$19,985	$107,047	$(105,179)	$—	$—	$21,853	$779	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust	39

SCHEDULE OF INVESTMENTS

September 30, 2025

Small Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.8%

Communication Services — 1.8%
Advantage Solutions Inc *	34,193	$52
Angi Inc, Cl A *	7,205	117
ATN International Inc	5,887	88
Bandwidth Inc, Cl A *	22,402	373
Bumble Inc, Cl A *	40,067	244
CuriosityStream Inc	20,430	108
Entravision Communications Corp, Cl A	28,983	68
Eventbrite Inc, Cl A *	36,470	92
EverQuote Inc, Cl A *	6,982	160
EW Scripps Co/The, Cl A *	38,153	94
Gambling.com Group Ltd *	24,187	198
Gogo Inc *	21,000	180
Gray Television Inc	39,867	230
IDT Corp, Cl B	2,585	135
MediaAlpha Inc, Cl A *	25,790	294
New York Times Co/The, Cl A	18,242	1,047
Nexstar Media Group Inc, Cl A	6,208	1,228
Nexxen International Ltd ADR *	22,888	212
Outbrain Inc *	22,798	38
Playstudios Inc *	86,301	83
Scholastic Corp, Cl B	11,176	306
Spok Holdings Inc	10,425	180
Telephone and Data Systems Inc	25,164	987
Thryv Holdings Inc *	3,235	39
Travelzoo *	8,117	80
Yelp Inc, Cl A *	27,678	864
Ziff Davis Inc *	21,107	804
		8,301
Consumer Discretionary — 12.8%
Abercrombie & Fitch Co, Cl A *	23,516	2,012
Academy Sports & Outdoors Inc	9,184	459
Adient PLC *	42,722	1,029
Adtalem Global Education Inc *	26,738	4,130
A-Mark Precious Metals Inc	2,300	60
American Axle & Manufacturing Holdings Inc *	94,963	571
American Eagle Outfitters Inc	104,513	1,788
American Public Education Inc *	9,501	375
America's Car-Mart Inc/TX *	1,212	35
Arhaus Inc, Cl A *	6,940	74
Bassett Furniture Industries Inc	5,176	81
Beyond Inc *	4,750	47
Biglari Holdings Inc, Cl B *	768	249
Bloomin' Brands Inc	130,328	934
Brinker International Inc *	17,272	2,188
Brunswick Corp/DE	15,544	983
Build-A-Bear Workshop Inc	2,820	184
Carter's Inc	16,221	458
Cavco Industries Inc *	1,013	588
Cheesecake Factory Inc/The	5,366	293
Chegg Inc *	47,654	72
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Churchill Downs Inc	10,135	$983
Citi Trends Inc *	9,809	304
Cooper-Standard Holdings Inc *	13,605	502
Cricut Inc, Cl A	30,537	192
Dick's Sporting Goods Inc	5,624	1,250
Dillard's Inc, Cl A	164	101
Domino's Pizza Inc	2,576	1,112
Dorman Products Inc *	5,514	860
EVgo Inc, Cl A *	14,070	67
Flexsteel Industries Inc	6,740	312
Genesco Inc *	4,546	132
Gentex Corp	21,097	597
GigaCloud Technology Inc, Cl A *	13,387	380
G-III Apparel Group Ltd *	19,292	513
Goodyear Tire & Rubber Co/The *	126,133	943
Group 1 Automotive Inc	1,660	726
Groupon Inc, Cl A *	3,326	78
Hamilton Beach Brands Holding Co, Cl A	3,445	50
Haverty Furniture Cos Inc	5,340	117
Holley Inc *	35,343	111
Hovnanian Enterprises Inc, Cl A *	716	92
Inspired Entertainment Inc *	5,268	49
Installed Building Products Inc	4,058	1,001
JAKKS Pacific Inc	4,095	77
Kontoor Brands Inc	36,392	2,903
La-Z-Boy Inc	12,715	436
Lindblad Expeditions Holdings Inc *	25,691	329
Marine Products Corp	5,118	45
Meritage Homes Corp	7,700	558
Modine Manufacturing Co *	18,083	2,571
Motorcar Parts of America Inc *	21,875	362
Movado Group Inc	7,460	142
Murphy USA Inc	1,516	589
Nathan's Famous Inc	541	60
ODP Corp/The *	16,587	462
OneSpaWorld Holdings Ltd	8,171	173
Perdoceo Education Corp	28,452	1,072
Phinia Inc	2,215	127
Pool Corp	3,184	987
RealReal Inc/The *	7,420	79
Rocky Brands Inc	4,538	135
Rush Street Interactive Inc *	10,350	212
Savers Value Village Inc *	30,430	403
Signet Jewelers Ltd	14,579	1,398
Solid Power Inc *	121,964	423
Standard Motor Products Inc	14,844	606
Steven Madden Ltd	11,923	399
Strattec Security Corp *	1,901	129
Stride Inc *	24,750	3,686
Superior Group of Cos Inc	7,589	81
Taylor Morrison Home Corp, Cl A *	34,940	2,306
ThredUp Inc, Cl A *	17,450	165
Travel + Leisure Co	22,056	1,312

40	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tri Pointe Homes Inc *	43,548	$1,479
Udemy Inc *	18,572	130
Urban Outfitters Inc *	47,455	3,390
Valvoline Inc *	14,053	505
Visteon Corp	11,774	1,411
Weyco Group Inc	3,014	91
Whirlpool Corp	15,988	1,257
Wingstop Inc, Cl A	4,946	1,245
Wolverine World Wide Inc	36,708	1,007
Xponential Fitness Inc, Cl A *	8,776	68
YETI Holdings Inc *	7,649	254
		60,146
Consumer Staples — 3.5%
Andersons Inc/The	14,224	566
Cal-Maine Foods Inc	14,890	1,401
Casey's General Stores Inc	2,099	1,187
Central Garden & Pet Co, Cl A *	25,519	754
Dole PLC	35,988	484
Edgewell Personal Care Co	10,032	204
Energizer Holdings Inc	27,633	688
Herbalife Ltd *	68,067	574
HF Foods Group Inc *	23,725	65
Ingles Markets Inc, Cl A	6,068	422
Ingredion Inc	4,350	531
Lancaster Colony Corp	2,118	366
Lifeway Foods Inc *	5,201	144
MGP Ingredients Inc	3,002	73
Mission Produce Inc *	55,371	666
Natural Grocers by Vitamin Cottage Inc	1,450	58
Nature's Sunshine Products Inc *	6,003	93
Nu Skin Enterprises Inc, Cl A	22,251	271
Performance Food Group Co *	8,625	897
Pilgrim's Pride Corp	5,746	234
PriceSmart Inc	10,289	1,247
Seneca Foods Corp, Cl A *	2,276	246
SunOpta Inc *	6,060	35
TreeHouse Foods Inc *	16,602	336
Turning Point Brands Inc	12,230	1,209
United Natural Foods Inc *	17,850	671
Universal Corp/VA	11,180	625
USANA Health Sciences Inc *	4,757	131
Village Super Market Inc, Cl A	8,991	336
Vital Farms Inc *	29,493	1,214
Weis Markets Inc	7,774	559
		16,287
Energy — 4.3%
Archrock Inc	19,329	509
Ardmore Shipping Corp	54,104	642
BKV Corp *	4,643	107
Bristow Group Inc *	4,714	170
Brookfield Infrastructure Partners, Cl A	24,317	1,000
Cactus Inc, Cl A	13,355	527
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
California Resources Corp	2,900	$154
Civitas Resources Inc	14,839	482
CNX Resources Corp *	9,728	312
CVR Energy Inc	7,200	263
Delek US Holdings Inc	65,074	2,100
DT Midstream Inc	10,324	1,167
Excelerate Energy Inc, Cl A	27,482	692
Expro Group Holdings NV *	47,882	569
Forum Energy Technologies Inc *	5,825	156
FutureFuel Corp	12,851	50
Helmerich & Payne Inc	42,082	930
Innovex International Inc *	2,405	45
International Seaways Inc	8,519	393
Liberty Energy Inc, Cl A	496	6
Matador Resources Co	22,058	991
Murphy Oil Corp	27,948	794
Natural Gas Services Group Inc	8,070	226
Northern Oil & Gas Inc	66,075	1,639
Oil States International Inc *	25,408	154
Par Pacific Holdings Inc *	9,500	336
Permian Resources Corp, Cl A	66,655	853
ProPetro Holding Corp *	1,342	7
Ranger Energy Services Inc, Cl A	7,370	103
REX American Resources Corp *	8,602	263
Riley Exploration Permian Inc	6,584	179
RPC Inc	37,442	178
SandRidge Energy Inc	13,493	152
Scorpio Tankers Inc	22,060	1,236
Solaris Energy Infrastructure Inc, Cl A	16,055	642
Teekay Corp	72,827	596
Teekay Tankers Ltd, Cl A	11,266	570
VAALCO Energy Inc	45,547	183
World Kinect Corp	24,737	642
		20,018
Financials — 22.8%
AFC Gamma Inc ‡	8,709	33
Alerus Financial Corp	15,259	338
Amalgamated Financial Corp	8,544	232
Associated Banc-Corp	35,745	919
Atlanticus Holdings Corp *	7,375	432
Banco Latinoamericano de Comercio Exterior SA, Cl E	28,826	1,325
Bancorp Inc/The *	23,723	1,777
Bank of NT Butterfield & Son Ltd/The	21,847	938
Bank7 Corp	5,514	255
BankUnited Inc	6,600	252
Bankwell Financial Group Inc	2,387	106
Bar Harbor Bankshares	2,781	85
BayCom Corp	2,736	79
BCB Bancorp Inc	7,081	61
Bread Financial Holdings Inc	23,741	1,324
Bridgewater Bancshares Inc *	11,400	201
Brightsphere Investment Group Inc	20,174	972

SEI Institutional Managed Trust	41

SCHEDULE OF INVESTMENTS

September 30, 2025

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Business First Bancshares Inc	7,043	$166
Camden National Corp	14,515	560
Capital Bancorp Inc	2,144	68
Capital City Bank Group Inc	1,055	44
Carter Bankshares Inc *	4,313	84
Central Pacific Financial Corp	17,742	538
Chimera Investment Corp ‡	54,500	721
City Holding Co	3,439	426
Civista Bancshares Inc	6,382	130
Claros Mortgage Trust Inc ‡	11,360	38
CNB Financial Corp/PA	15,354	372
CNO Financial Group Inc	148,619	5,878
Cohen & Steers Inc	14,275	937
Colony Bankcorp Inc	16,325	278
Columbia Banking System Inc	121,646	3,131
Comerica Inc	29,398	2,014
Community Trust Bancorp Inc	11,968	670
ConnectOne Bancorp Inc	25,169	624
Crawford & Co, Cl A	9,220	99
Dave Inc *	5,573	1,111
Diamond Hill Investment Group Inc	2,642	370
Donegal Group Inc, Cl A	8,500	165
Donnelley Financial Solutions Inc *	1,981	102
Eagle Bancorp Montana Inc	3,576	62
Eastern Bankshares Inc	29,958	544
Encore Capital Group Inc *	12,000	501
Enova International Inc *	19,219	2,212
Esquire Financial Holdings Inc	1,863	190
FactSet Research Systems Inc	2,849	816
Farmers National Banc Corp	2,894	42
FB Financial Corp	18,836	1,050
Fidelis Insurance Holdings Ltd	29,226	530
Financial Institutions Inc	5,374	146
First American Financial Corp	8,889	571
First BanCorp/Puerto Rico	76,569	1,688
First Bank/Hamilton NJ	6,981	114
First Business Financial Services Inc	3,986	204
First Commonwealth Financial Corp	62,748	1,070
First Community Bankshares Inc	3,655	127
First Financial Corp/IN	2,035	115
First Horizon Corp	49,927	1,129
First Interstate BancSystem Inc, Cl A	30,623	976
First Western Financial Inc *	6,046	139
FirstCash Holdings Inc	14,252	2,258
Five Star Bancorp	3,330	107
FNB Corp/PA	110,699	1,783
Forge Global Holdings Inc *	6,677	113
Fulton Financial Corp	46,525	867
Genworth Financial Inc, Cl A *	216,213	1,924
Great Southern Bancorp Inc	6,208	380
Green Dot Corp, Cl A *	58,946	792
Hamilton Insurance Group Ltd, Cl B *	19,040	472
Hamilton Lane Inc, Cl A	7,142	963
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hancock Whitney Corp, Cl A	34,189	$2,141
Hanmi Financial Corp	12,833	317
Hanover Insurance Group Inc/The, Cl A	4,475	813
HBT Financial Inc	6,978	176
HCI Group Inc	1,004	193
Heritage Insurance Holdings Inc *	14,385	362
Home Bancorp Inc	3,476	189
Home BancShares Inc/AR	45,704	1,293
HomeTrust Bancshares Inc	4,234	173
Independent Bank Corp	16,096	995
International Money Express Inc *	9,449	132
Investar Holding Corp	4,486	104
Jack Henry & Associates Inc	6,786	1,011
Jackson Financial Inc, Cl A	50,105	5,072
James River Group Holdings Ltd	18,579	103
Kinsale Capital Group Inc	1,915	814
Lemonade Inc *	16,311	873
LendingTree Inc *	2,881	187
Lincoln National Corp	55,461	2,237
Marqeta Inc, Cl A *	304,352	1,607
Medallion Financial Corp	9,643	97
Mercantile Bank Corp	10,756	484
Metrocity Bankshares Inc	1,491	41
MGIC Investment Corp	29,441	835
Midland States Bancorp Inc	7,880	135
MidWestOne Financial Group Inc	4,105	116
Morningstar Inc, Cl A	3,579	830
National Bank Holdings Corp, Cl A	20,995	811
NBT Bancorp Inc	22,481	939
NerdWallet Inc, Cl A *	31,488	339
New York Community Bancorp Inc	51,668	597
New York Mortgage Trust Inc ‡	25,565	178
NewtekOne Inc	20,518	235
NMI Holdings Inc, Cl A *	11,631	446
Northeast Community Bancorp Inc	5,305	109
Northfield Bancorp Inc	8,010	95
Northrim BanCorp Inc	7,548	164
OFG Bancorp	28,289	1,230
Old National Bancorp/IN, Cl A	239,577	5,259
Old Second Bancorp Inc	7,605	131
OppFi Inc	26,132	296
Orchid Island Capital Inc ‡	25,515	179
Orrstown Financial Services Inc	8,515	289
Pagseguro Digital Ltd, Cl A	48,633	486
Palomar Holdings Inc, Cl A *	2,782	325
Pathward Financial Inc	7,883	583
Paysign Inc *	28,119	177
PCB Bancorp	4,966	104
Peoples Bancorp of North Carolina Inc	1,377	42
Piper Sandler Cos	2,609	905
Plumas Bancorp	2,755	119
Ponce Financial Group Inc *	8,262	121
Primerica Inc	3,813	1,058

42	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PROG Holdings Inc	20,937	$678
Prosperity Bancshares Inc	15,539	1,031
Red River Bancshares Inc	2,888	187
Regional Management Corp	10,415	406
Repay Holdings Corp, Cl A *	38,663	202
Republic Bancorp Inc/KY, Cl A	2,317	167
Selectquote Inc *	109,575	215
Sezzle Inc *	3,001	239
Shore Bancshares Inc	3,515	58
Sierra Bancorp	11,523	333
Silvercrest Asset Management Group Inc, Cl A	5,370	85
SiriusPoint Ltd *	6,630	120
SmartFinancial Inc	7,327	262
Southern Missouri Bancorp Inc	14,148	744
Starwood Property Trust Inc ‡	34,458	667
Third Coast Bancshares Inc *	6,060	230
Tompkins Financial Corp	8,927	591
UMB Financial Corp	29,442	3,484
United Fire Group Inc	5,478	167
Unity Bancorp Inc	6,060	296
Universal Insurance Holdings Inc	14,619	384
Univest Financial Corp	51,618	1,550
Upstart Holdings Inc *	4,009	204
USCB Financial Holdings Inc	8,498	148
Valley National Bancorp	75,318	798
Victory Capital Holdings Inc, Cl A	17,865	1,157
Voya Financial Inc	12,126	907
Waterstone Financial Inc	2,778	43
West BanCorp Inc	6,728	137
Westamerica BanCorp	7,103	355
Wintrust Financial Corp	10,959	1,451
WisdomTree Inc	94,797	1,318
World Acceptance Corp *	2,048	346
Zions Bancorp NA	30,665	1,735
		106,982
Health Care — 13.0%
Abeona Therapeutics Inc *	49,120	259
Accuray Inc *	28,714	48
AdaptHealth Corp, Cl A *	48,083	430
Adaptive Biotechnologies Corp *	55,446	829
Addus HomeCare Corp *	9,660	1,140
Alector Inc *	23,066	68
Alignment Healthcare Inc *	100,919	1,761
Alkermes PLC *	65,850	1,976
Alumis Inc *	26,423	105
AMN Healthcare Services Inc *	4,972	96
Amneal Pharmaceuticals Inc *	123,298	1,234
AnaptysBio Inc *	3,550	109
ANI Pharmaceuticals Inc *	16,623	1,523
Ardent Health Partners Inc *	31,839	422
ARS Pharmaceuticals Inc *	17,338	174
aTyr Pharma Inc *	13,170	10
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Avanos Medical Inc *	52,890	$611
Aveanna Healthcare Holdings Inc *	80,263	712
Axogen Inc *	23,576	421
Biote Corp, Cl A *	29,430	88
Bioventus Inc, Cl A *	19,455	130
Bridgebio Pharma Inc *	69,453	3,607
Castle Biosciences Inc *	4,200	96
Catalyst Pharmaceuticals Inc *	8,283	163
Chemed Corp	2,387	1,069
ChromaDex Corp *	80,331	749
Collegium Pharmaceutical Inc *	33,303	1,165
Corcept Therapeutics Inc *	23,857	1,983
Cross Country Healthcare Inc *	33,617	477
Day One Biopharmaceuticals Inc *	10,715	76
Delcath Systems Inc *	18,930	204
Edgewise Therapeutics Inc *	6,360	103
Editas Medicine Inc, Cl A *	31,287	109
Electromed Inc *	2,540	62
Embecta Corp	2,160	30
Emergent BioSolutions Inc *	57,907	511
Encompass Health Corp	20,720	2,632
Enhabit Inc *	44,072	353
Ensign Group Inc/The	9,782	1,690
Entrada Therapeutics Inc *	8,310	48
Envista Holdings Corp *	14,818	302
Evolus Inc *	2,514	15
Fortrea Holdings Inc *	9,800	83
GeneDx Holdings Corp, Cl A *	3,872	417
Globus Medical Inc, Cl A *	7,420	425
Haemonetics Corp *	8,247	402
Halozyme Therapeutics Inc *	31,575	2,316
Harmony Biosciences Holdings Inc *	19,027	524
Heron Therapeutics Inc *	32,860	41
Immunome Inc *	6,640	78
Inmode Ltd *	68,312	1,018
Innoviva Inc *	68,722	1,254
Integra LifeSciences Holdings Corp *	19,148	274
Intellia Therapeutics Inc *	78,983	1,364
Ironwood Pharmaceuticals Inc, Cl A *	196,528	257
Joint Corp/The *	9,331	89
Keros Therapeutics Inc *	7,880	125
Kura Oncology Inc *	6,258	55
LeMaitre Vascular Inc	27,773	2,430
Madrigal Pharmaceuticals Inc *	598	274
Merit Medical Systems Inc *	5,699	474
Molina Healthcare Inc *	6,219	1,190
Monte Rosa Therapeutics Inc *	25,069	186
Myriad Genetics Inc *	14,370	104
National Research Corp, Cl A	3,325	43
NeuroPace Inc *	6,610	68
Nkarta Inc *	23,950	50
Novocure Ltd *	7,600	98
Nuvation Bio Inc *	108,614	402

SEI Institutional Managed Trust	43

SCHEDULE OF INVESTMENTS

September 30, 2025

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
OptimizeRx Corp *	11,506	$236
Option Care Health Inc *	27,834	773
Organogenesis Holdings Inc, Cl A *	41,821	176
Owens & Minor Inc *	34,527	166
Pacira BioSciences Inc *	21,975	566
PACS Group Inc *	20,665	284
Pediatrix Medical Group Inc *	40,909	685
Pennant Group Inc/The *	25,478	643
Perrigo Co PLC	38,658	861
Phibro Animal Health Corp, Cl A	19,742	799
Prestige Consumer Healthcare Inc, Cl A *	14,578	910
Progyny Inc *	26,450	569
Prothena Corp PLC *	6,500	63
PTC Therapeutics Inc *	3,300	203
Puma Biotechnology Inc *	95,128	505
Quest Diagnostics Inc	6,483	1,236
QuidelOrtho Corp *	9,518	280
REGENXBIO Inc *	24,720	239
Relay Therapeutics Inc *	15,600	81
Replimune Group Inc, Cl Rights *	12,090	51
Rigel Pharmaceuticals Inc *	9,474	268
Rocket Pharmaceuticals Inc *	53,360	174
SIGA Technologies Inc	31,464	288
Soleno Therapeutics Inc *	15,966	1,079
STERIS PLC	5,353	1,325
Supernus Pharmaceuticals Inc *	28,137	1,345
Syndax Pharmaceuticals Inc *	30,704	472
Tactile Systems Technology Inc *	29,909	414
Talkspace Inc *	17,175	47
Tarsus Pharmaceuticals Inc *	17,532	1,042
Teladoc Health Inc *	69,290	536
Theravance Biopharma Inc *	27,806	406
TruBridge Inc *	12,280	248
Twist Bioscience Corp *	1,239	35
UFP Technologies Inc *	2,025	404
UroGen Pharma Ltd *	4,810	96
US Physical Therapy Inc	13,015	1,106
Vanda Pharmaceuticals Inc *	23,414	117
Varex Imaging Corp *	14,769	183
Veracyte Inc *	7,287	250
Viemed Healthcare Inc *	6,315	43
Xencor Inc *	5,370	63
Xeris Biopharma Holdings Inc *	26,600	217
XOMA Royalty Corp *	900	35
Zevra Therapeutics Inc *	17,170	163
		61,313
Industrials — 19.6%
AAON Inc	12,780	1,194
ACCO Brands Corp	32,915	131
Aebi Schmidt Holding AG	4,062	51
AerSale Corp *	34,655	284
Air Lease Corp, Cl A	25,197	1,604
Allient Inc	1,270	57
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Alta Equipment Group Inc	10,305	$75
American Superconductor Corp *	23,886	1,419
ArcBest Corp	1,175	82
Argan Inc	7,414	2,002
Astec Industries Inc	47,217	2,273
Astronics Corp *	2,433	111
Atkore Inc	21,296	1,336
Atmus Filtration Technologies Inc	35,121	1,584
AZZ Inc	3,930	429
Barrett Business Services Inc	857	38
BlueLinx Holdings Inc *	3,577	261
Boise Cascade Co	6,376	493
Booz Allen Hamilton Holding Corp, Cl A	10,495	1,049
Bowman Consulting Group Ltd, Cl A *	9,263	392
BrightView Holdings Inc *	21,818	292
Brookfield Business Corp, Cl A	5,244	176
BWX Technologies Inc	4,593	847
CACI International Inc, Cl A *	2,059	1,027
Carlisle Cos Inc	3,153	1,037
Clean Harbors Inc *	3,732	867
Concentrix Corp	19,745	911
Conduent Inc *	68,975	193
CoreCivic Inc *‡	24,146	491
Costamare Inc	28,711	342
Custom Truck One Source Inc *	7,470	48
Deluxe Corp	21,203	410
Dycom Industries Inc *	5,994	1,749
Enerpac Tool Group Corp, Cl A	11,910	488
Ennis Inc	5,658	103
Enpro Inc	5,243	1,185
Enviri Corp *	36,223	460
ExlService Holdings Inc *	85,107	3,747
Federal Signal Corp	3,931	468
Fluor Corp *	7,838	330
Franklin Covey Co *	5,424	105
Gates Industrial Corp PLC *	53,862	1,337
GEO Group Inc/The *	5,557	114
GFL Environmental Inc	24,752	1,173
Global Industrial Co	5,131	188
Graham Corp, Cl A *	10,411	572
Greenbrier Cos Inc/The	15,175	701
Heidrick & Struggles International Inc	11,959	595
Hexcel Corp, Cl A	25,406	1,593
Hudson Technologies Inc *	46,002	457
Huron Consulting Group Inc *	8,151	1,196
Hyster-Yale Inc	4,983	184
IBEX Holdings Ltd *	12,540	508
Insteel Industries Inc	4,600	176
Interface Inc, Cl A	61,631	1,784
ITT Inc	5,305	948
Janus International Group Inc *	106,324	1,049
Karat Packaging Inc	9,740	246
Kelly Services Inc, Cl A	13,836	182

44	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Korn Ferry	14,475	$1,013
Landstar System Inc	6,858	841
Limbach Holdings Inc *	551	53
Liquidity Services Inc *	4,955	136
LSI Industries Inc	9,435	223
Luxfer Holdings PLC	15,335	213
Lyft Inc, Cl A *	72,425	1,594
Manitowoc Co Inc/The *	15,525	155
Matrix Service Co *	4,555	60
Matson Inc	3,443	339
MillerKnoll Inc	12,145	215
Mueller Water Products Inc, Cl A	81,563	2,081
NEXTracker Inc, Cl A *	17,720	1,311
Nordson Corp	4,808	1,091
nVent Electric PLC	14,474	1,428
Orion Group Holdings Inc *	15,410	128
Pangaea Logistics Solutions Ltd	16,465	84
Park-Ohio Holdings Corp	2,501	53
Powell Industries Inc	654	199
Power Solutions International Inc *	5,268	517
Preformed Line Products Co	765	150
Primoris Services Corp	13,452	1,847
RCM Technologies Inc *	3,662	97
Regal Rexnord Corp	3,708	532
Resideo Technologies Inc *	67,070	2,896
Resources Connection Inc	18,699	94
REV Group Inc	37,434	2,121
Rush Enterprises Inc, Cl A	15,970	854
Safe Bulkers Inc	25,916	115
Sensata Technologies Holding PLC	34,260	1,047
SkyWest Inc *	29,656	2,984
SPX Technologies Inc *	2,165	404
Standex International Corp	9,932	2,105
Steelcase Inc, Cl A	42,300	728
Sterling Infrastructure Inc *	5,952	2,022
Sun Country Airlines Holdings Inc *	23,769	281
Tecnoglass Inc	13,034	872
Terex Corp	48,172	2,471
Tetra Tech Inc	28,898	965
Titan International Inc *	41,139	311
Titan Machinery Inc *	16,500	276
TransUnion	11,037	925
Tutor Perini Corp *	30,629	2,009
UFP Industries Inc	8,100	757
UniFirst Corp/MA	5,354	895
V2X Inc *	9,358	544
Valmont Industries Inc	6,577	2,550
Virco Mfg. Corp	14,152	110
Wabash National Corp	18,625	184
Watts Water Technologies Inc, Cl A	2,793	780
WESCO International Inc	12,734	2,693
Willdan Group Inc *	10,971	1,061
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Worthington Enterprises Inc	24,726	$1,372
		91,930
Information Technology — 10.0%
8x8 Inc *	37,455	79
ACI Worldwide Inc *	24,599	1,298
ACM Research Inc, Cl A *	8,201	321
Alkami Technology Inc *	3,506	87
Alpha & Omega Semiconductor Ltd *	1,610	45
Amkor Technology Inc	15,467	439
Arlo Technologies Inc *	6,675	113
AudioEye Inc *	5,165	72
Backblaze Inc, Cl A *	39,195	364
Belden Inc	8,974	1,079
Bentley Systems Inc, Cl B	22,123	1,139
BigCommerce Holdings Inc *	41,726	208
BK Technologies Corp *	4,392	371
Braze Inc, Cl A *	5,215	148
Calix Inc *	17,206	1,056
Cerence Inc *	8,015	100
Clear Secure Inc, Cl A	88,229	2,945
Clearwater Analytics Holdings Inc, Cl A *	4,954	89
Cognex Corp	25,369	1,149
Cohu Inc *	29,188	593
CommVault Systems Inc *	8,783	1,658
Consensus Cloud Solutions Inc *	4,023	118
Corsair Gaming Inc *	39,820	355
Credo Technology Group Holding Ltd *	17,012	2,477
Diodes Inc *	6,897	367
EverCommerce Inc *	7,186	80
Evolv Technologies Holdings Inc *	8,595	65
Fabrinet *	1,400	510
Harmonic Inc, Cl A *	77,961	794
Immersion Corp	46,592	342
Intapp Inc *	8,002	327
InterDigital Inc	1,232	425
Kimball Electronics Inc *	21,501	642
Kulicke & Soffa Industries Inc	26,052	1,059
Littelfuse Inc	5,621	1,456
LiveRamp Holdings Inc *	12,217	332
Lumentum Holdings Inc *	9,506	1,547
Mitek Systems Inc *	21,963	215
NETGEAR Inc *	16,021	519
NetScout Systems Inc *	23,694	612
OneSpan Inc	7,831	124
Ooma Inc *	11,636	140
Open Text Corp	53,808	2,011
Pagaya Technologies Ltd, Cl A *	9,590	285
PC Connection Inc	2,232	138
Photronics Inc *	118,529	2,720
Power Integrations Inc	23,891	961
Q2 Holdings Inc *	18,103	1,310
Red Violet Inc	6,912	361
Ribbon Communications Inc *	11,485	44

SEI Institutional Managed Trust	45

SCHEDULE OF INVESTMENTS

September 30, 2025

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Rimini Street Inc *	14,647	$69
Rogers Corp *	6,832	550
Sanmina Corp *	20,933	2,410
ScanSource Inc *	11,451	504
SEMrush Holdings Inc, Cl A *	9,991	71
Silicon Laboratories Inc *	6,066	795
Silicon Motion Technology Corp ADR	15,962	1,513
SiTime Corp *	1,817	548
SkyWater Technology Inc *	16,479	308
SoundThinking Inc *	4,420	53
Telos Corp *	17,660	121
TTM Technologies Inc *	48,317	2,783
Turtle Beach Corp *	7,660	122
Unisys Corp *	31,130	121
Universal Display Corp	7,200	1,034
Verint Systems Inc *	17,177	348
Viasat Inc *	8,000	234
Viavi Solutions Inc *	76,193	967
Weave Communications Inc *	18,400	123
WM Technology Inc *	181,535	211
Xerox Holdings Corp	54,354	204
		46,778
Materials — 5.0%
AdvanSix Inc	11,451	222
AptarGroup Inc	4,460	596
Ardagh Metal Packaging SA	76,770	306
Aspen Aerogels Inc *	12,620	88
Axalta Coating Systems Ltd *	12,047	345
Cabot Corp	15,728	1,196
Caledonia Mining Corp PLC	18,683	677
Cleveland-Cliffs Inc *	201,936	2,464
Commercial Metals Co, Cl A	47,874	2,742
Constellium SE, Cl A *	9,900	147
Contango ORE Inc *	6,394	159
Flotek Industries Inc *	3,920	57
FMC Corp	42,862	1,441
Greif Inc, Cl B	1,013	62
Hudbay Minerals Inc	98,252	1,490
Ingevity Corp *	8,472	468
Innospec Inc	3,625	280
Intrepid Potash Inc *	8,440	258
Mativ Holdings Inc	37,508	424
Minerals Technologies Inc	1,414	88
Myers Industries Inc	22,295	378
O-I Glass Inc, Cl I *	76,570	993
Perpetua Resources Corp *	5,070	103
Quaker Chemical Corp	5,450	718
Ranpak Holdings Corp, Cl A *	14,885	84
Rayonier Advanced Materials Inc *	29,242	211
Reliance Inc	4,024	1,130
Royal Gold Inc, Cl A	5,623	1,128
Sensient Technologies Corp	12,638	1,186
Silgan Holdings Inc	13,091	563
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SSR Mining Inc *	109,417	$2,672
SunCoke Energy Inc	40,363	329
Sylvamo Corp	13,078	578
Vox Royalty Corp	29,283	126
		23,709
Real Estate — 4.8%
Agree Realty Corp ‡	12,694	902
Alexander's Inc ‡	1,063	249
Apple Hospitality REIT Inc ‡	76,508	919
Brixmor Property Group Inc ‡	10,500	291
CareTrust REIT Inc ‡	33,954	1,178
CBL & Associates Properties Inc ‡	2,805	86
Chatham Lodging Trust ‡	20,653	139
COPT Defense Properties ‡	23,098	671
CTO Realty Growth Inc ‡	34,926	569
Cushman & Wakefield PLC *	52,018	828
DiamondRock Hospitality Co ‡	95,904	763
Diversified Healthcare Trust ‡	67,857	299
Farmland Partners Inc ‡	48,733	530
FirstService Corp	5,647	1,076
Forestar Group Inc *	6,680	178
Franklin Street Properties Corp ‡	55,920	89
FrontView REIT Inc ‡	14,220	195
Highwoods Properties Inc ‡	53,941	1,716
LXP Industrial Trust, Cl B ‡	30,000	269
National Storage Affiliates Trust ‡	28,650	866
NET Lease Office Properties ‡	6,989	207
Newmark Group Inc, Cl A	161,320	3,009
One Liberty Properties Inc ‡	12,116	268
Park Hotels & Resorts Inc ‡	24,500	271
Pebblebrook Hotel Trust ‡	56,018	638
Postal Realty Trust Inc, Cl A ‡	37,225	584
Real Brokerage Inc/The *	37,301	156
RLJ Lodging Trust ‡	73,074	526
Ryman Hospitality Properties Inc ‡	11,838	1,061
Saul Centers Inc ‡	1,482	47
Service Properties Trust ‡	85,385	231
SITE Centers Corp ‡	21,930	198
SL Green Realty Corp ‡	25,249	1,510
STAG Industrial Inc ‡	21,028	742
Terreno Realty Corp ‡	18,990	1,078
Universal Health Realty Income Trust ‡	4,480	175
		22,514
Utilities — 1.2%
Black Hills Corp, Cl A	6,926	427
Cadiz Inc *	15,014	71
Chesapeake Utilities Corp	9,079	1,223
Genie Energy Ltd, Cl B	7,246	108
Hallador Energy Co *	8,970	175
Hawaiian Electric Industries Inc *	66,301	732
IDACORP Inc, Cl A	7,990	1,056
Portland General Electric Co	11,594	510

46	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Southwest Gas Holdings Inc	9,531	$747
Spire Inc	5,065	413
TXNM Energy Inc	4,421	250
		5,712

Total Common Stock
(Cost $341,150) ($ Thousands)		463,690

EXCHANGE-TRADED FUND — 0.1%

Financials — 0.1%
iShares Russell 2000 Value ETF	3,532	625

Total Exchange-Traded Fund
(Cost $537) ($ Thousands)		625
Description	Number of Rights	Market Value ($ Thousands)
RIGHTS — 0.0%
Verve Therapeutics Inc *‡‡	15,995	$–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Institutional Class
4.040%**†	5,109,365	5,109
Total Cash Equivalent
(Cost $5,109) ($ Thousands)		5,109
Total Investments in Securities — 100.0%
(Cost $346,796) ($ Thousands)		$469,424

A list of the open futures contracts held by the Fund at September 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	33	Dec-2025	$4,028	$4,051	$23

Percentages are based on Net Assets of $469,536 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of September 30, 2025.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
†	Investment in Affiliated Security (see Note 6).

The following is a summary of the level of inputs used as of September 30, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)		Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	463,690		–	–	463,690
Exchange-Traded Fund	625		–	–	625
Rights	–	^	–	–	–	^
Cash Equivalent	5,109		–	–	5,109
Total Investments in Securities	469,424		–	–	469,424

Other Financial Instruments	Level 1 ($)		Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	23		–	–	23
Total Other Financial Instruments	23		–	–	23

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
^	This category includes securities with a value of $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust	47

SCHEDULE OF INVESTMENTS

September 30, 2025

Small Cap Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the year ended September 30, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$4,409	$154,892	$(154,192)	$—	$—	$5,109	$193	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

48	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2025

Small Cap Value Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.3%

Communication Services — 2.1%
AMC Networks Inc, Cl A *	2,539	$21
Angi Inc, Cl A *	9,607	156
ATN International Inc	6,442	97
Bumble Inc, Cl A *	52,435	319
Entravision Communications Corp, Cl A	32,743	76
Eventbrite Inc, Cl A *	48,630	123
Gray Television Inc	53,146	307
Nexstar Media Group Inc, Cl A	1,352	267
Nexxen International Ltd ADR *	12,538	116
Outbrain Inc *	25,446	42
Playstudios Inc *	47,710	46
Scholastic Corp, Cl B	15,114	414
Shutterstock Inc	2,118	44
Taboola.com *	46,304	158
Telephone and Data Systems Inc	33,763	1,325
Uniti Group *	10,922	67
Yelp Inc, Cl A *	43,086	1,344
Ziff Davis Inc *	32,810	1,250
ZoomInfo Technologies Inc, Cl A *	12,814	140
		6,312
Consumer Discretionary — 12.7%
Abercrombie & Fitch Co, Cl A *	29,909	2,559
Academy Sports & Outdoors Inc	16,050	803
Adient PLC *	57,270	1,379
ADT Inc	22,584	197
American Axle & Manufacturing Holdings Inc *	42,267	254
American Eagle Outfitters Inc	133,928	2,292
American Public Education Inc *	9,854	389
Bloomin' Brands Inc	173,522	1,244
Boyd Gaming Corp	1,650	143
Carriage Services Inc, Cl A	2,621	117
Carter's Inc	20,781	586
Cheesecake Factory Inc/The	6,671	365
Chegg Inc *	70,896	107
Cricut Inc, Cl A	28,137	177
Crocs Inc *	1,350	113
Dillard's Inc, Cl A	264	162
Dorman Products Inc *	6,891	1,074
Garrett Motion Inc	11,896	162
Genesco Inc *	6,602	191
Gentex Corp	26,584	752
GigaCloud Technology Inc, Cl A *	14,634	416
G-III Apparel Group Ltd *	31,561	840
Goodyear Tire & Rubber Co/The *	176,212	1,318
Group 1 Automotive Inc	2,497	1,092
H&R Block Inc	3,924	198
Hamilton Beach Brands Holding Co, Cl A	3,895	56
Harley-Davidson Inc, Cl A	3,084	86
Haverty Furniture Cos Inc	11,505	252
Installed Building Products Inc	5,142	1,268
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
JAKKS Pacific Inc	4,545	$85
KB Home	2,939	187
La-Z-Boy Inc	22,118	759
Lear Corp	1,953	197
Macy's Inc	4,605	83
Mattel Inc *	9,862	166
Meritage Homes Corp	13,139	952
Modine Manufacturing Co *	8,213	1,168
Motorcar Parts of America Inc *	11,917	197
Movado Group Inc	9,948	189
Murphy USA Inc	1,921	746
ODP Corp/The *	24,500	682
Perdoceo Education Corp	43,252	1,629
Phinia Inc	6,685	384
PVH Corp	3,256	273
Sally Beauty Holdings Inc *	7,198	117
Signet Jewelers Ltd	20,813	1,996
Steven Madden Ltd	15,658	524
Strattec Security Corp *	2,535	173
Superior Group of Cos Inc	8,370	90
Taylor Morrison Home Corp, Cl A *	20,729	1,368
Travel + Leisure Co	2,620	156
Tri Pointe Homes Inc *	64,850	2,203
Upbound Group Inc	5,376	127
Urban Outfitters Inc *	6,578	470
Valvoline Inc *	18,504	664
Visteon Corp	15,060	1,805
Weyco Group Inc	3,630	109
Whirlpool Corp	20,245	1,591
YETI Holdings Inc *	9,586	318
		38,000
Consumer Staples — 4.1%
Andersons Inc/The	18,853	751
Cal-Maine Foods Inc	19,787	1,862
Central Garden & Pet Co, Cl A *	37,470	1,107
Dole PLC	47,635	640
Edgewell Personal Care Co	13,012	265
Energizer Holdings Inc	10,947	273
Fresh Del Monte Produce Inc	4,000	139
Herbalife Ltd *	7,627	64
Ingles Markets Inc, Cl A	9,501	661
Ingredion Inc	7,196	879
Lancaster Colony Corp	2,659	459
MGP Ingredients Inc	4,924	119
Nature's Sunshine Products Inc *	6,716	104
Nu Skin Enterprises Inc, Cl A	30,356	370
Performance Food Group Co *	10,953	1,140
Pilgrim's Pride Corp	7,228	294
PriceSmart Inc	1,519	184
Seneca Foods Corp, Cl A *	2,976	321
Spectrum Brands Holdings Inc	1,618	85
TreeHouse Foods Inc *	20,844	421
Universal Corp/VA	15,162	847

SEI Institutional Managed Trust	49

SCHEDULE OF INVESTMENTS

September 30, 2025

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
USANA Health Sciences Inc *	6,821	$188
Village Super Market Inc, Cl A	7,119	266
Weis Markets Inc	10,302	740
		12,179
Energy — 6.0%
Ardmore Shipping Corp	25,766	306
Bristow Group Inc *	6,285	227
Cactus Inc, Cl A	16,381	647
Civitas Resources Inc	19,146	622
CNX Resources Corp *	16,481	529
CONSOL Energy	1,154	96
Delek US Holdings Inc	82,037	2,647
DHT Holdings Inc	7,857	94
Expro Group Holdings NV *	61,638	732
Forum Energy Technologies Inc *	7,600	203
FutureFuel Corp	14,483	56
Gulfport Energy Corp *	901	163
Helmerich & Payne Inc	56,640	1,251
HF Sinclair Corp	5,328	279
International Seaways Inc	11,091	511
Liberty Energy Inc, Cl A	55	1
Matador Resources Co	5,022	226
Murphy Oil Corp	41,817	1,188
Northern Oil & Gas Inc	51,310	1,272
NOV Inc	11,781	156
Oil States International Inc *	36,766	223
Patterson-UTI Energy Inc	6,225	32
Peabody Energy Corp	6,216	165
Permian Resources Corp, Cl A	85,280	1,092
ProPetro Holding Corp *	3,760	20
Ranger Energy Services Inc, Cl A	8,996	126
REX American Resources Corp *	11,482	352
RPC Inc	51,414	245
SandRidge Energy Inc	18,728	211
Scorpio Tankers Inc	32,004	1,794
Teekay Corp	38,430	314
Teekay Tankers Ltd, Cl A	14,933	755
VAALCO Energy Inc	62,697	252
World Kinect Corp	40,259	1,045
		17,832
Financials — 27.5%
AFC Gamma Inc ‡	11,718	45
Affiliated Managers Group Inc	792	189
Amalgamated Financial Corp	15,585	423
Apollo Commercial Real Estate Finance Inc ‡	3,529	36
Associated Banc-Corp	55,102	1,417
Axis Capital Holdings Ltd	2,087	200
Banco Latinoamericano de Comercio Exterior SA, Cl E	22,540	1,036
Bank of NT Butterfield & Son Ltd/The	32,659	1,402
Bank OZK	3,423	175
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
BankUnited Inc	14,504	$553
Bankwell Financial Group Inc	3,001	133
Bar Harbor Bankshares	3,557	108
BCB Bancorp Inc	7,855	68
Bread Financial Holdings Inc	31,495	1,756
Camden National Corp	2,822	109
Cathay General Bancorp	5,210	250
Central Pacific Financial Corp	18,342	556
Chimera Investment Corp ‡	79,217	1,047
City Holding Co	4,474	554
Civista Bancshares Inc	7,760	158
CNB Financial Corp/PA	18,313	443
CNO Financial Group Inc	116,912	4,624
Colony Bankcorp Inc	11,075	188
Columbia Banking System Inc	153,966	3,963
Comerica Inc	37,353	2,559
Community Trust Bancorp Inc	1,937	108
Diamond Hill Investment Group Inc	922	129
Eastern Bankshares Inc	41,268	749
Employers Holdings Inc	3,139	133
FB Financial Corp	22,161	1,235
Federated Hermes Inc, Cl B	4,826	251
Fidelis Insurance Holdings Ltd	48,561	881
Financial Institutions Inc	7,556	206
First American Financial Corp	11,371	730
First BanCorp/Puerto Rico	108,623	2,395
First Bank/Hamilton NJ	8,580	140
First Busey Corp	6,657	154
First Business Financial Services Inc	4,012	206
First Commonwealth Financial Corp	89,268	1,522
First Financial Corp/IN	1,390	78
First Horizon Corp	76,861	1,738
First Interstate BancSystem Inc, Cl A	39,415	1,256
First Western Financial Inc *	5,159	119
FNB Corp/PA	151,300	2,437
FS KKR Capital Corp	6,088	91
Fulton Financial Corp	70,374	1,311
Genworth Financial Inc, Cl A *	289,845	2,580
Golub Capital BDC Inc	6,686	92
Great Southern Bancorp Inc	1,694	104
Green Dot Corp, Cl A *	33,225	446
Hamilton Insurance Group Ltd, Cl B *	25,185	625
Hancock Whitney Corp, Cl A	49,617	3,107
Hanmi Financial Corp	20,991	518
Hanover Insurance Group Inc/The, Cl A	5,808	1,055
Home Bancorp Inc	4,600	250
Hope Bancorp Inc	11,854	128
Independent Bank Corp	18,928	1,214
Invesco Mortgage Capital Inc ‡	2,613	20
Investar Holding Corp	5,982	139
Jackson Financial Inc, Cl A	67,246	6,807
James River Group Holdings Ltd	22,816	127
Ladder Capital Corp, Cl A ‡	8,286	90

50	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Lincoln National Corp	73,491	$2,964
Medallion Financial Corp	11,852	120
Mercantile Bank Corp	9,301	419
MGIC Investment Corp	44,825	1,272
National Bank Holdings Corp, Cl A	26,233	1,014
Navient Corp	6,110	80
NCR Atleos Corp *	2,269	89
New Mountain Finance Corp	10,331	100
New York Community Bancorp Inc	65,134	752
NewtekOne Inc	16,196	185
NMI Holdings Inc, Cl A *	15,478	593
Northeast Community Bancorp Inc	6,396	132
OFG Bancorp	44,848	1,950
Old National Bancorp/IN, Cl A	169,739	3,726
Pagseguro Digital Ltd, Cl A	63,069	631
PCB Bancorp	6,071	127
PennantPark Investment Corp	8,318	56
Peoples Bancorp Inc/OH	2,189	66
Plumas Bancorp	3,340	144
Popular Inc	2,521	320
PROG Holdings Inc	32,116	1,039
Radian Group Inc	5,630	204
Red River Bancshares Inc	2,837	184
Repay Holdings Corp, Cl A *	53,241	278
Rithm Capital Corp ‡	15,717	179
Sierra Bancorp	6,777	196
Silvercrest Asset Management Group Inc, Cl A	6,261	99
SiriusPoint Ltd *	9,621	174
Sixth Street Specialty Lending Inc	4,848	111
Southern Missouri Bancorp Inc	6,313	332
Starwood Property Trust Inc ‡	44,942	871
Universal Insurance Holdings Inc	11,698	308
Univest Financial Corp	34,036	1,022
Valley National Bancorp	106,157	1,125
Veritex Holdings Inc	2,550	85
Victory Capital Holdings Inc, Cl A	1,668	108
Voya Financial Inc	15,240	1,140
WaFd Inc	3,908	118
West BanCorp Inc	9,586	195
Westamerica BanCorp	8,445	422
Western Union Co/The	9,030	72
Wintrust Financial Corp	13,936	1,846
Zions Bancorp NA	43,944	2,486
		82,497
Health Care — 7.7%
AdaptHealth Corp, Cl A *	63,592	569
Addus HomeCare Corp *	6,280	741
Alkermes PLC *	87,647	2,629
AMN Healthcare Services Inc *	6,630	128
Ardent Health Partners Inc *	12,230	162
Avanos Medical Inc *	67,904	785
Catalyst Pharmaceuticals Inc *	11,083	218
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Collegium Pharmaceutical Inc *	37,599	$1,316
Cross Country Healthcare Inc *	42,684	606
Emergent BioSolutions Inc *	35,251	311
Encompass Health Corp	13,035	1,656
Envista Holdings Corp *	18,246	372
Exelixis Inc *	9,635	398
Globus Medical Inc, Cl A *	9,220	528
Haemonetics Corp *	10,202	497
Halozyme Therapeutics Inc *	4,859	356
Harmony Biosciences Holdings Inc *	30,276	834
Inmode Ltd *	89,307	1,331
Innoviva Inc *	35,100	641
Integra LifeSciences Holdings Corp *	23,457	336
Jazz Pharmaceuticals PLC *	2,805	370
LivaNova PLC *	2,500	131
Molina Healthcare Inc *	7,858	1,504
Option Care Health Inc *	25,789	716
Organon & Co	14,356	153
Owens & Minor Inc *	45,842	220
Pacira BioSciences Inc *	29,119	750
Pediatrix Medical Group Inc *	54,266	909
Premier Inc, Cl A	6,148	171
Prestige Consumer Healthcare Inc, Cl A *	18,794	1,173
Progyny Inc *	33,355	718
Puma Biotechnology Inc *	27,707	147
QuidelOrtho Corp *	11,404	336
SIGA Technologies Inc	28,991	265
Tactile Systems Technology Inc *	13,809	191
Teladoc Health Inc *	92,392	714
Vanda Pharmaceuticals Inc *	28,671	143
Varex Imaging Corp *	12,974	161
		23,186
Industrials — 15.7%
ABM Industries Inc	2,588	119
ACCO Brands Corp	70,614	282
Allison Transmission Holdings Inc	2,371	201
Apogee Enterprises Inc	2,521	110
ArcBest Corp	2,926	204
Astec Industries Inc	59,892	2,883
Atkore Inc	30,067	1,886
BlueLinx Holdings Inc *	4,744	347
Boise Cascade Co	9,372	725
BrightView Holdings Inc *	28,138	377
Brink's Co/The	1,450	169
CACI International Inc, Cl A *	2,582	1,288
Clean Harbors Inc *	4,805	1,116
Conduent Inc *	95,945	269
CoreCivic Inc *‡	8,885	181
Costamare Inc	28,257	337
CSG Systems International Inc	2,154	139
Deluxe Corp	31,937	618
DNOW Inc *	6,500	99
Enerpac Tool Group Corp, Cl A	15,047	617

SEI Institutional Managed Trust	51

SCHEDULE OF INVESTMENTS

September 30, 2025

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
EnerSys	1,978	$223
Ennis Inc	4,575	84
Enpro Inc	6,730	1,521
Enviri Corp *	47,153	598
ExlService Holdings Inc *	18,654	821
Fluor Corp *	10,247	431
Franklin Covey Co *	7,233	140
Gates Industrial Corp PLC *	78,073	1,938
Greenbrier Cos Inc/The	22,025	1,017
Griffon Corp	2,121	162
Heidrick & Struggles International Inc	13,388	666
Hexcel Corp, Cl A	12,368	775
Hudson Technologies Inc *	16,757	166
Huron Consulting Group Inc *	10,240	1,503
Hyster-Yale Inc	6,568	242
IBEX Holdings Ltd *	5,253	213
Interface Inc, Cl A	27,174	786
ITT Inc	6,705	1,199
Kelly Services Inc, Cl A	22,959	301
Korn Ferry	12,721	890
Luxfer Holdings PLC	9,000	125
Lyft Inc, Cl A *	92,318	2,032
Manitowoc Co Inc/The *	21,490	215
ManpowerGroup Inc	951	36
Matson Inc	1,883	186
MillerKnoll Inc	21,690	385
Mueller Industries Inc	1,720	174
Oshkosh Corp	2,371	308
Pangaea Logistics Solutions Ltd	20,207	103
Pitney Bowes Inc	10,339	118
Primoris Services Corp	2,404	330
Regal Rexnord Corp	4,754	682
Resideo Technologies Inc *	89,542	3,866
Resources Connection Inc	20,488	103
Ryder System Inc	2,856	539
Safe Bulkers Inc	38,456	171
Science Applications International Corp	1,150	114
SkyWest Inc *	20,578	2,071
Standex International Corp	6,663	1,412
Steelcase Inc, Cl A	57,738	993
Sun Country Airlines Holdings Inc *	13,851	164
Terex Corp	27,265	1,399
Timken Co/The	2,054	154
Titan International Inc *	28,406	215
Tutor Perini Corp *	22,638	1,485
V2X Inc *	11,245	653
Valmont Industries Inc	3,601	1,396
Wabash National Corp	26,096	258
WESCO International Inc	8,233	1,741
		47,071
Information Technology — 8.5%
Amkor Technology Inc	25,773	732
Avnet Inc	4,158	217
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Belden Inc	5,093	$613
Cirrus Logic Inc *	2,255	283
Cohu Inc *	36,765	747
Diodes Inc *	8,912	474
DXC Technology Co *	6,228	85
Harmonic Inc, Cl A *	100,308	1,021
Immersion Corp	19,931	146
Kimball Electronics Inc *	15,520	463
LiveRamp Holdings Inc *	5,986	163
Lumentum Holdings Inc *	12,135	1,975
Mitek Systems Inc *	29,077	284
NETGEAR Inc *	17,650	572
NetScout Systems Inc *	31,368	810
Open Text Corp	68,370	2,556
Photronics Inc *	157,776	3,621
Qorvo Inc *	2,150	196
Rimini Street Inc *	12,886	60
RingCentral Inc, Cl A *	4,076	116
Rogers Corp *	8,556	688
Sanmina Corp *	28,839	3,320
ScanSource Inc *	17,209	757
Silicon Laboratories Inc *	7,653	1,004
Silicon Motion Technology Corp ADR	20,148	1,910
TD SYNNEX Corp	1,236	202
TTM Technologies Inc *	3,499	202
Unisys Corp *	37,677	147
Verint Systems Inc *	22,145	448
Viavi Solutions Inc *	98,218	1,246
Vontier Corp	3,360	141
Xerox Holdings Corp	72,157	271
		25,470
Materials — 5.8%
AdvanSix Inc	19,023	369
Axalta Coating Systems Ltd *	14,964	428
Cabot Corp	11,971	910
Caledonia Mining Corp PLC	10,514	381
Cleveland-Cliffs Inc *	256,447	3,129
Commercial Metals Co, Cl A	64,923	3,719
FMC Corp	54,185	1,822
Glatfelter Corp *	379	4
Greif Inc, Cl A	2,357	141
Hudbay Minerals Inc	124,204	1,883
Ingevity Corp *	10,298	568
Innospec Inc	4,469	345
Koppers Holdings Inc	3,289	92
Mativ Holdings Inc	29,664	336
Minerals Technologies Inc	1,715	107
NewMarket Corp	290	240
O-I Glass Inc, Cl I *	42,174	547
Rayonier Advanced Materials Inc *	36,911	266
Ryerson Holding Corp	3,155	72
Silgan Holdings Inc	16,505	710
SunCoke Energy Inc	71,375	582

52	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Sylvamo Corp	17,439	$771
Valhi Inc	1,055	17
		17,439
Real Estate — 6.1%
Agree Realty Corp ‡	16,023	1,138
American Assets Trust Inc ‡	6,660	135
Apple Hospitality REIT Inc ‡	108,691	1,305
Brandywine Realty Trust ‡	7,677	32
Brixmor Property Group Inc ‡	17,185	476
Chatham Lodging Trust ‡	35,470	238
COPT Defense Properties ‡	29,628	861
Cousins Properties Inc ‡	5,580	162
CTO Realty Growth Inc ‡	21,551	351
Cushman & Wakefield PLC *	69,236	1,102
DiamondRock Hospitality Co ‡	129,228	1,029
Diversified Healthcare Trust ‡	88,029	388
EPR Properties, Cl A ‡	3,874	225
Farmland Partners Inc ‡	27,039	294
Forestar Group Inc *	8,604	229
Franklin Street Properties Corp ‡	62,045	99
Highwoods Properties Inc ‡	73,037	2,324
Kilroy Realty Corp ‡	4,005	169
Kite Realty Group Trust ‡	5,193	116
LXP Industrial Trust, Cl B ‡	37,675	338
National Storage Affiliates Trust ‡	36,176	1,093
NET Lease Office Properties ‡	9,320	276
Newmark Group Inc, Cl A	108,003	2,014
Outfront Media ‡	5,905	108
Paramount Group Inc *‡	4,601	30
Park Hotels & Resorts Inc ‡	38,935	431
Pebblebrook Hotel Trust ‡	74,293	846
Piedmont Office Realty Trust Inc, Cl A ‡	6,080	55
RLJ Lodging Trust ‡	108,078	778
Sabra Health Care REIT Inc ‡	9,529	178
Service Properties Trust ‡	6,934	19
SITE Centers Corp ‡	29,238	264
STAG Industrial Inc ‡	27,254	962
Xenia Hotels & Resorts Inc ‡	14,045	193
		18,258
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Utilities — 2.1%
Black Hills Corp, Cl A	8,632	$532
Genie Energy Ltd, Cl B	9,357	140
Hawaiian Electric Industries Inc *	88,407	976
IDACORP Inc, Cl A	10,213	1,350
National Fuel Gas Co	3,724	344
Otter Tail Corp	1,884	154
Portland General Electric Co	20,551	904
Southwest Gas Holdings Inc	12,862	1,007
Spire Inc	6,279	512
UGI Corp	8,868	295
		6,214

Total Common Stock
(Cost $225,833) ($ Thousands)		294,458

EXCHANGE-TRADED FUND — 0.3%

Equity — 0.3%
iShares Russell 2000 Value ETF	4,453	787

Total Exchange-Traded Fund
(Cost $660) ($ Thousands)		787

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Institutional Class
4.040%**†	3,852,673	3,853
Total Cash Equivalent
(Cost $3,853) ($ Thousands)		3,853
Total Investments in Securities — 99.9%
(Cost $230,346) ($ Thousands)		$299,098

A list of the open futures contracts held by the Fund at September 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	24	Dec-2025	$2,933	$2,947	$14

SEI Institutional Managed Trust	53

SCHEDULE OF INVESTMENTS

September 30, 2025

Small Cap Value Fund (Concluded)

Percentages are based on Net Assets of $299,414 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of September 30, 2025.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the level of inputs used as of September 30, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	294,458	–	–	294,458
Exchange-Traded Fund	787	–	–	787
Cash Equivalent	3,853	–	–	3,853
Total Investments in Securities	299,098	–	–	299,098

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	14	–	–	14
Total Other Financial Instruments	14	–	–	14

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended September 30, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$3,908	$61,868	$(61,923)	$—	$—	$3,853	$152	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

54	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2025

Small Cap Growth Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.1%

Communication Services — 0.8%
Bandwidth Inc, Cl A *	18,564	$310
Cars.com Inc *	14,000	171
EchoStar Corp, Cl A *	5,300	405
EverQuote Inc, Cl A *	7,051	161
Globalstar *	7,843	285
Gogo Inc *	11,000	95
Magnite Inc *	21,500	468
Marcus Corp/The	8,955	139
Nexxen International Ltd ADR *	13,221	122
QuinStreet Inc *	11,510	178
		2,334
Consumer Discretionary — 12.1%
Adtalem Global Education Inc *	32,674	5,046
Amer Sports Inc *	7,361	256
American Eagle Outfitters Inc	10,467	179
BJ's Restaurants Inc *	4,640	142
BorgWarner Inc	4,600	202
Brinker International Inc *	18,644	2,362
Buckle Inc/The	10,900	639
Build-A-Bear Workshop Inc	6,600	430
Burlington Stores Inc *	6,498	1,654
Cavco Industries Inc *	1,048	609
Cooper-Standard Holdings Inc *	13,600	502
Dorman Products Inc *	1,686	263
Frontdoor Inc *	3,200	215
Group 1 Automotive Inc	685	300
Kontoor Brands Inc	36,323	2,897
Laureate Education Inc, Cl A *	26,950	850
Modine Manufacturing Co *	12,087	1,718
Monarch Casino & Resort Inc	3,750	397
National Vision Holdings Inc *	18,498	540
Ollie's Bargain Outlet Holdings Inc *	15,207	1,953
Phinia Inc	3,700	213
Pool Corp	4,500	1,395
Rush Street Interactive Inc *	19,300	395
Savers Value Village Inc *	13,000	172
Signet Jewelers Ltd	2,200	211
Solid Power Inc *	125,000	434
Sonic Automotive Inc, Cl A	2,532	193
Standard Motor Products Inc	21,717	886
Stride Inc *	25,117	3,741
Taylor Morrison Home Corp, Cl A *	19,703	1,301
ThredUp Inc, Cl A *	25,031	237
Urban Outfitters Inc *	45,518	3,251
Visteon Corp	1,600	192
Wayfair Inc, Cl A *	5,135	459
Wolverine World Wide Inc	51,217	1,405
		35,639
Consumer Staples — 2.7%
Celsius Holdings Inc *	7,631	439
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Central Garden & Pet Co, Cl A *	5,500	$162
Chefs' Warehouse Inc/The *	2,649	154
Church & Dwight Co Inc	14,885	1,304
Energizer Holdings Inc	27,600	687
Herbalife Ltd *	49,158	415
J & J Snack Foods Corp	5,390	518
Mission Produce Inc *	32,810	394
Sprouts Farmers Market Inc *	1,121	122
Turning Point Brands Inc	17,475	1,728
United Natural Foods Inc *	18,943	713
Vital Farms Inc *	31,834	1,310
		7,946
Energy — 2.0%
Archrock Inc	19,729	519
Ardmore Shipping Corp	45,700	542
California Resources Corp	6,700	356
Centrus Energy Corp, Cl A *	1,325	411
CVR Energy Inc	7,500	274
Dorian LPG Ltd	7,000	209
Energy Fuels Inc/Canada *	17,000	261
Excelerate Energy Inc, Cl A	17,358	437
Kodiak Gas Services Inc	5,100	189
Magnolia Oil & Gas Corp, Cl A	7,416	177
Natural Gas Services Group Inc	7,990	224
Newpark Resources Inc, Cl A *	21,000	237
Par Pacific Holdings Inc *	15,000	531
Sandisk Corp *	4,841	543
Solaris Energy Infrastructure Inc, Cl A	16,696	667
Uranium Energy *	29,000	387
		5,964
Financials — 15.2%
1st Source Corp	2,839	175
Artisan Partners Asset Management Inc, Cl A	3,800	165
Associated Banc-Corp	7,000	180
Atlanticus Holdings Corp *	2,200	129
Axos Financial Inc *	2,200	186
Banco Latinoamericano de Comercio Exterior SA, Cl E	12,250	563
Bancorp Inc/The *	28,526	2,136
Bank First Corp	2,060	250
BankUnited Inc	4,700	179
Brightsphere Investment Group Inc	30,295	1,459
Byline Bancorp Inc	6,043	168
Cadence Bank	5,000	188
Camden National Corp	10,568	408
Central Pacific Financial Corp	6,849	208
CNO Financial Group Inc	66,568	2,633
Coastal Financial Corp/WA *	3,400	368
Community Trust Bancorp Inc	11,879	665
ConnectOne Bancorp Inc	26,308	653
Customers Bancorp Inc *	3,750	245

SEI Institutional Managed Trust	55

SCHEDULE OF INVESTMENTS

September 30, 2025

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Dave Inc *	6,567	$1,309
Donnelley Financial Solutions Inc *	1,986	102
Encore Capital Group Inc *	12,300	513
Enova International Inc *	20,625	2,374
EVERTEC Inc	4,624	156
EZCORP Inc, Cl A *	17,000	324
First BanCorp/Puerto Rico	9,105	201
First Bancorp/Southern Pines NC	4,051	214
First Financial Bancorp	7,959	201
FirstCash Holdings Inc	14,600	2,313
Great Southern Bancorp Inc	4,259	261
Green Dot Corp, Cl A *	51,500	692
Hancock Whitney Corp, Cl A	3,258	204
HCI Group Inc	2,534	486
Heritage Insurance Holdings Inc *	8,901	224
Jackson Financial Inc, Cl A	1,956	198
Kinsale Capital Group Inc	3,616	1,538
Lemonade Inc *	23,684	1,268
MarketAxess Holdings Inc	3,139	547
Marqeta Inc, Cl A *	307,554	1,624
MGIC Investment Corp	2,000	57
NBT Bancorp Inc	23,556	984
Nicolet Bankshares Inc	3,923	528
NMI Holdings Inc, Cl A *	3,797	146
Old National Bancorp/IN, Cl A	107,947	2,369
OppFi Inc	14,201	161
Origin Bancorp Inc	5,085	175
Palomar Holdings Inc, Cl A *	4,079	476
Pathward Financial Inc	7,945	588
Paysign Inc *	27,500	173
Piper Sandler Cos	4,059	1,408
Priority Technology Holdings *	22,605	155
QCR Holdings Inc	2,450	185
Regional Management Corp	7,413	289
Ryan Specialty Holdings Inc, Cl A	27,236	1,535
Sezzle Inc *	4,994	397
Simmons First National Corp, Cl A	9,200	176
Skyward Specialty Insurance Group Inc *	2,892	137
Southern Missouri Bancorp Inc	6,797	357
Tompkins Financial Corp	9,586	635
UMB Financial Corp	30,083	3,560
United Bankshares Inc/WV	4,102	153
Unity Bancorp Inc	5,248	256
Univest Financial Corp	21,379	642
Upstart Holdings Inc *	6,300	320
USCB Financial Holdings Inc	8,520	149
Victory Capital Holdings Inc, Cl A	18,315	1,186
Virtu Financial Inc, Cl A	4,766	169
WisdomTree Inc	133,745	1,859
		44,932
Health Care — 15.9%
Adaptive Biotechnologies Corp *	86,426	1,293
Addus HomeCare Corp *	5,227	617
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Alignment Healthcare Inc *	102,028	$1,780
Alphatec Holdings Inc *	26,500	385
Amneal Pharmaceuticals Inc *	149,010	1,492
Amphastar Pharmaceuticals Inc *	6,500	173
ANI Pharmaceuticals Inc *	16,719	1,531
Arcutis Biotherapeutics Inc *	13,467	254
ARS Pharmaceuticals Inc *	16,588	167
Artivion Inc *	6,800	288
Avadel Pharmaceuticals *	12,696	194
Aveanna Healthcare Holdings Inc *	35,781	317
Axogen Inc *	23,664	422
BioCryst Pharmaceuticals Inc *	16,100	122
Bio-Techne Corp	17,752	988
Bridgebio Pharma Inc *	79,356	4,122
BrightSpring Health Services Inc *	15,887	470
Celcuity *	7,600	375
Certara Inc *	69,792	853
ChromaDex Corp *	57,729	539
Cidara Therapeutics *	5,200	498
ClearPoint Neuro *	13,000	283
Collegium Pharmaceutical Inc *	4,685	164
CONMED Corp	2,968	140
Corcept Therapeutics Inc *	24,182	2,010
Dianthus Therapeutics *	7,401	291
Edgewise Therapeutics Inc *	7,549	122
Enovis Corp *	6,200	188
Ensign Group Inc/The	1,113	192
GeneDx Holdings Corp, Cl A *	7,294	786
Globus Medical Inc, Cl A *	18,208	1,043
Guardant Health Inc *	6,300	394
Halozyme Therapeutics Inc *	34,645	2,541
Innoviva Inc *	43,220	789
Insmed Inc *	4,195	604
Integer Holdings Corp *	1,331	137
Intellia Therapeutics Inc *	77,207	1,333
Ionis Pharmaceuticals Inc *	4,783	313
iRhythm Technologies Inc *	3,305	568
Kiniksa Pharmaceuticals International Plc, Cl A *	8,500	330
LeMaitre Vascular Inc	14,671	1,284
LENZ Therapeutics *	6,900	321
Ligand Pharmaceuticals Inc *	4,121	730
Madrigal Pharmaceuticals Inc *	1,520	697
Merit Medical Systems Inc *	6,149	512
Mineralys Therapeutics Inc *	11,200	425
Mirum Pharmaceuticals Inc *	6,100	447
Monte Rosa Therapeutics Inc *	21,254	157
Nektar Therapeutics, Cl A *	4,646	264
Novocure Ltd *	7,900	102
Nuvation Bio Inc *	108,393	401
Option Care Health Inc *	13,767	382
Pediatrix Medical Group Inc *	11,531	193
Pennant Group Inc/The *	22,280	562

56	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Phibro Animal Health Corp, Cl A	28,418	$1,150
Precigen Inc *	57,842	190
Protagonist Therapeutics Inc *	7,149	475
PTC Therapeutics Inc *	7,000	430
Rapport Therapeutics *	7,614	226
Repligen Corp *	11,985	1,602
Rhythm Pharmaceuticals Inc *	5,100	515
Rigel Pharmaceuticals Inc *	5,321	151
Soleno Therapeutics Inc *	16,236	1,098
Supernus Pharmaceuticals Inc *	28,213	1,348
Syndax Pharmaceuticals Inc *	30,786	474
Tactile Systems Technology Inc *	19,000	263
Tarsus Pharmaceuticals Inc *	18,356	1,091
Teleflex Inc	1,550	190
Trevi Therapeutics Inc *	36,065	330
Twist Bioscience Corp *	1,242	35
UFP Technologies Inc *	2,776	554
Veracyte Inc *	12,551	431
Waystar Holding Corp *	4,107	156
Xeris Biopharma Holdings Inc *	67,307	548
XOMA Royalty Corp *	800	31
		46,873
Industrials — 26.0%
AAON Inc	22,300	2,084
Advanced Drainage Systems Inc	12,374	1,716
AeroVironment Inc *	2,325	732
American Superconductor Corp *	32,127	1,908
Amprius Technologies *	31,000	326
Argan Inc	9,789	2,644
Armstrong World Industries Inc	2,871	563
Astec Industries Inc	4,200	202
Astronics Corp *	11,545	527
Atmus Filtration Technologies Inc	35,913	1,619
Axon Enterprise Inc *	3,114	2,235
AZZ Inc	6,035	659
BlackSky Technology, Cl A *	12,800	258
Bloom Energy Corp, Cl A *	8,241	697
Brink's Co/The	1,900	222
BWX Technologies Inc	3,150	581
CECO Environmental Corp *	7,600	389
Comfort Systems USA Inc	256	211
Construction Partners Inc, Cl A *	6,055	769
Copart Inc *	36,123	1,624
CoreCivic Inc *‡	18,500	376
Costamare Inc	16,828	200
Ducommun Inc *	3,550	341
Dycom Industries Inc *	7,014	2,046
ESCO Technologies Inc	2,814	594
ExlService Holdings Inc *	130,146	5,730
Exponent Inc	24,674	1,714
Federal Signal Corp	3,950	470
GATX Corp	1,243	217
GEO Group *	5,400	111
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Graham Corp, Cl A *	7,424	$408
Great Lakes Dredge & Dock Corp *	15,500	186
Heidrick & Struggles International Inc	5,066	252
Huron Consulting Group Inc *	1,094	161
IBEX Holdings Ltd *	6,552	266
IES Holdings Inc *	1,540	612
Insteel Industries Inc	4,836	185
Interface Inc, Cl A	47,955	1,388
Janus International Group Inc *	131,000	1,293
KARMAN HOLDINGS INC *	5,514	398
Korn Ferry	4,450	311
Kratos Defense & Security Solutions Inc *	13,270	1,213
Leonardo DRS Inc	4,125	187
Lyft Inc, Cl A *	16,300	359
Matson Inc	2,029	200
Mercury Systems Inc *	5,100	395
Mueller Water Products Inc, Cl A	90,952	2,321
NEXTracker Inc, Cl A *	20,903	1,547
OPENLANE Inc *	15,500	446
Pitney Bowes Inc	38,972	445
Planet Labs PBC *	45,000	584
Power Solutions International Inc *	9,800	963
Primoris Services Corp	21,758	2,988
RBC Bearings Inc *	6,559	2,560
Resideo Technologies Inc *	10,200	440
REV Group Inc	47,448	2,689
ROCKET LAB CORP *	6,025	289
Rollins Inc	36,794	2,161
Rush Enterprises Inc, Cl A	16,742	895
SkyWest Inc *	17,760	1,787
SPX Technologies Inc *	7,200	1,345
Sterling Infrastructure Inc *	8,694	2,953
Tecnoglass Inc	13,069	874
Terex Corp	30,200	1,549
Titan International Inc *	19,427	147
Titan Machinery Inc *	16,600	278
Trex Co Inc *	17,158	887
Tutor Perini Corp *	19,503	1,279
Upwork Inc *	19,390	360
VSE Corp	1,739	289
Watsco Inc	3,625	1,466
Watts Water Technologies Inc, Cl A	4,898	1,368
Willdan Group Inc *	12,635	1,222
Worthington Enterprises Inc	27,473	1,524
Xometry Inc, Cl A *	8,200	447
Zurn Elkay Water Solutions	18,968	892
		76,574
Information Technology — 17.8%
ACI Worldwide Inc *	28,763	1,518
ACM Research Inc, Cl A *	8,049	315
Advanced Energy Industries Inc	5,950	1,012
Aeva Technologies *	8,000	116
Alarm.com Holdings Inc *	3,300	175

SEI Institutional Managed Trust	57

SCHEDULE OF INVESTMENTS

September 30, 2025

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Applied Digital Corp *	23,724	$544
Arlo Technologies Inc *	15,000	254
Axcelis Technologies Inc *	2,350	230
Bel Fuse Inc, Cl B	2,071	292
Belden Inc	5,143	619
Box Inc, Cl A *	5,400	174
Braze Inc, Cl A *	10,937	311
Calix Inc *	29,800	1,829
Cipher Mining *	23,217	292
Clear Secure Inc, Cl A	48,108	1,606
Clearwater Analytics Holdings Inc, Cl A *	6,169	111
CommScope Holding Co Inc *	34,030	527
CommVault Systems *	10,164	1,919
CompoSecure, Cl A *	18,800	391
Credo Technology Group Holding Ltd *	25,516	3,715
Daktronics Inc *	15,055	315
Descartes Systems Group Inc/The *	14,283	1,346
Digi International Inc *	5,050	184
DigitalOcean Holdings *	6,000	205
Domo Inc, Cl B *	15,797	250
D-Wave Quantum *	17,000	420
EPAM Systems Inc *	4,750	716
Evolv Technologies Holdings Inc *	27,500	208
Fabrinet *	3,479	1,269
Fair Isaac Corp *	959	1,435
Five9 Inc *	6,500	157
Freshworks Inc, Cl A *	11,000	130
HubSpot Inc *	2,074	970
Hut 8 *	6,500	226
Intapp Inc *	8,281	339
InterDigital Inc	3,876	1,338
IonQ Inc *	13,000	800
Itron Inc *	1,695	211
JFrog Ltd *	7,000	331
Keysight Technologies Inc *	12,520	2,190
Kimball Electronics Inc *	6,410	191
Life360 *	6,600	702
LiveRamp Holdings Inc *	8,439	229
Lumentum Holdings Inc *	3,705	603
Mirion Technologies Inc, Cl A *	24,000	558
Monolithic Power Systems Inc	2,379	2,190
nLight Inc *	16,000	474
Novanta Inc *	8,909	892
OneSpan Inc	11,607	184
Onto Innovation Inc *	5,900	762
OSI Systems Inc *	2,618	653
Ouster *	9,000	244
Pagaya Technologies Ltd, Cl A *	23,053	685
Pegasystems Inc	6,400	368
Porch Group Inc *	19,801	332
Q2 Holdings Inc *	19,037	1,378
Qorvo Inc *	2,050	187
Quantum Computing *	15,000	276
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Rambus Inc *	10,250	$1,068
Red Cat Holdings *	18,000	186
Riot Platforms *	20,240	385
Rubrik Inc, Cl A *	2,858	235
Sanmina Corp *	4,400	507
SiTime Corp *	4,512	1,360
SMART Global Holdings *	9,298	244
SoundHound AI Inc, Cl A *	19,946	321
Terawulf Inc *	34,350	392
TTM Technologies Inc *	64,507	3,716
Tyler Technologies Inc *	4,203	2,199
Vertex Inc, Cl A *	45,172	1,120
Viasat Inc *	18,877	553
Yext Inc *	29,500	251
		52,435
Materials — 3.5%
Balchem Corp	12,758	1,915
Coeur Mining Inc *	21,700	407
Commercial Metals Co, Cl A	3,300	189
Constellium SE, Cl A *	10,000	149
Hecla Mining Co	42,000	508
Kaiser Aluminum Corp	2,400	185
Materion Corp	1,700	205
MP Materials Corp *	7,502	503
NewMarket Corp	630	522
O-I Glass Inc, Cl I *	64,400	835
Perpetua Resources Corp *	17,073	346
Ramaco Resources Inc, Cl A	8,500	282
Sealed Air Corp	4,412	156
Sensient Technologies Corp	15,750	1,478
SSR Mining Inc *	113,365	2,768
		10,448
Real Estate — 2.4%
Alexander & Baldwin Inc ‡	9,626	175
American Healthcare REIT Inc ‡	9,952	418
CareTrust REIT Inc ‡	5,265	182
COPT Defense Properties ‡	6,222	181
CoStar Group Inc *	20,696	1,746
InvenTrust Properties Corp ‡	6,040	173
National Health Investors Inc ‡	2,500	199
Newmark Group Inc, Cl A	92,375	1,723
Postal Realty Trust Inc, Cl A ‡	17,134	269
Real Brokerage Inc/The *	18,000	75
Sabra Health Care REIT Inc ‡	7,798	145
SL Green Realty Corp ‡	28,319	1,694
Veris Residential Inc ‡	10,241	156
		7,136
Utilities — 0.7%
California Water Service Group, Cl A	3,900	179
Oklo, Cl A *	4,239	473
ONE Gas Inc	2,450	198

58	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Otter Tail Corp	2,254	$185
Spire Inc	2,400	196
Talen Energy Corp *	1,597	679
TXNM Energy Inc	3,992	226
		2,136

Total Common Stock
(Cost $232,812) ($ Thousands)		292,417

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Institutional Class
4.040%**†	2,598,585	2,599
Total Cash Equivalent
(Cost $2,599) ($ Thousands)		2,599
Total Investments in Securities — 100.0%
(Cost $235,411) ($ Thousands)		$295,016

A list of the open futures contracts held by the Fund at September 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	13	Dec-2025	$1,578	$1,596	$18

Percentages are based on Net Assets of $295,002 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of September 30, 2025.

†	Investment in Affiliated Security (see Note 6).

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

‡	Real Estate Investment Trust.

The following is a summary of the level of inputs used as of September 30, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	292,417	–	–	292,417
Cash Equivalent	2,599	–	–	2,599
Total Investments in Securities	295,016	–	–	295,016

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	18	–	–	18
Total Other Financial Instruments	18	–	–	18

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust	59

SCHEDULE OF INVESTMENTS

September 30, 2025

Small Cap Growth Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the year ended September 30, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$3,594	$68,868	$(69,863)	$—	$—	$2,599	$138	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

60	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2025

Tax-Managed Small/Mid Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.7%

Communication Services — 1.6%
Advantage Solutions Inc *	292,700	$448
Angi Inc, Cl A *	1,630	27
ATN International Inc	19,441	291
Bandwidth Inc, Cl A *	18,423	307
Bumble Inc, Cl A *	88,617	540
Cogent Communications Holdings Inc	31	1
CuriosityStream Inc	73,013	387
Electronic Arts Inc	2,290	462
Entravision Communications Corp, Cl A	140,000	326
EverQuote Inc, Cl A *	23,288	533
Gray Television Inc	148,659	859
IAC Inc *	3,105	106
Interpublic Group of Cos Inc/The	24,754	691
Match Group Inc	1,449	51
Millicom International Cellular SA	10,511	510
Nexstar Media Group Inc, Cl A	8,120	1,606
Scholastic Corp, Cl B	11,468	314
Spok Holdings Inc	23,854	411
Take-Two Interactive Software Inc, Cl A *	206	53
TEGNA Inc	26,817	545
Telephone and Data Systems Inc	29,477	1,157
TKO Group Holdings Inc, Cl A	4,468	902
Yelp Inc, Cl A *	5,680	177
Ziff Davis Inc *	18,176	693
		11,397
Consumer Discretionary — 11.6%
Abercrombie & Fitch Co, Cl A *	26,447	2,263
Adient PLC *	72,618	1,749
Adtalem Global Education Inc *	12,395	1,914
American Eagle Outfitters Inc	206,025	3,525
American Public Education Inc *	13,996	552
Asbury Automotive Group Inc *	3,907	955
AutoNation Inc *	1,730	378
Bloomin' Brands Inc	271,540	1,947
BorgWarner Inc	12,466	548
Bright Horizons Family Solutions Inc *	1,538	167
Brinker International Inc *	18,398	2,331
Burlington Stores Inc *	12,800	3,258
Carter's Inc	7,607	215
Carvana Co, Cl A *	1	—
Cooper-Standard Holdings Inc *	28,748	1,062
Cricut Inc, Cl A	34,092	214
Dave & Buster's Entertainment Inc *	30,440	553
Deckers Outdoor Corp *	5,964	605
Dorman Products Inc *	5,097	794
Duolingo Inc, Cl A *	735	237
Etsy Inc *	6,503	432
Genesco Inc *	22,970	666
GigaCloud Technology Inc, Cl A *	10,923	310
G-III Apparel Group Ltd *	15,881	423
Goodyear Tire & Rubber Co/The *	168,820	1,263
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Grand Canyon Education Inc *	2,277	$500
Group 1 Automotive Inc	4,472	1,957
Hamilton Beach Brands Holding Co, Cl A	10,893	156
Haverty Furniture Cos Inc	17,831	391
Holley Inc *	122,579	385
JAKKS Pacific Inc	752	14
Kontoor Brands Inc	10,712	854
LCI Industries	4,762	444
Lear Corp	14,502	1,459
Life Time Group Holdings Inc *	9,070	250
Lithia Motors Inc, Cl A	1,783	563
LKQ Corp	20,955	640
Lululemon Athletica Inc *	16,013	2,849
Modine Manufacturing Co *	21,334	3,033
Motorcar Parts of America *	13,841	229
Murphy USA Inc	4,244	1,648
National Vision Holdings Inc *	12,893	376
ODP Corp/The *	51,187	1,426
Ollie's Bargain Outlet Holdings Inc *	25,447	3,267
OneSpaWorld Holdings Ltd	24,468	517
Perdoceo Education Corp	25,338	954
Phinia Inc	1,758	101
Pool Corp	13,752	4,264
Signet Jewelers Ltd	16,047	1,539
Solid Power Inc *	131,578	457
Standard Motor Products Inc	15,126	617
Stride Inc *	23,565	3,510
Sturm Ruger & Co Inc	7,455	324
Super Group SGHC Ltd	147,047	1,941
Taylor Morrison Home Corp, Cl A *	57,932	3,824
ThredUp Inc, Cl A *	73,738	697
Tri Pointe Homes Inc *	25,678	872
Universal Technical Institute Inc *	34,770	1,132
Urban Outfitters Inc *	84,363	6,026
Vail Resorts Inc	7,682	1,149
Visteon Corp	12,649	1,516
Whirlpool Corp	34,983	2,750
Williams-Sonoma Inc	3,405	665
Winmark Corp	1,329	662
Wolverine World Wide Inc	24,505	672
		80,991
Consumer Staples — 4.2%
BellRing Brands Inc *	10,378	377
BJ's Wholesale Club Holdings Inc *	8,074	753
Calavo Growers Inc	7,437	192
Cal-Maine Foods Inc	18,058	1,699
Casey's General Stores Inc	3,155	1,784
Central Garden & Pet Co, Cl A *	19,370	572
Church & Dwight Co Inc	8,675	760
Coca-Cola Consolidated Inc	10,090	1,182
Darling Ingredients Inc *	15,137	467
Dollar Tree Inc *	1,260	119
Fresh Del Monte Produce Inc	22,329	775

SEI Institutional Managed Trust	61

SCHEDULE OF INVESTMENTS

September 30, 2025

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Freshpet Inc *	412	$23
Honest Co Inc/The *	69,308	255
Ingles Markets Inc, Cl A	7,550	525
Ingredion Inc	10,592	1,293
J & J Snack Foods Corp	7,030	676
John B Sanfilippo & Son Inc	5,357	344
Kroger Co/The	6,156	415
Nature's Sunshine Products Inc *	32,829	510
Nu Skin Enterprises Inc, Cl A	125,517	1,530
Oil-Dri Corp of America	5,000	305
Performance Food Group Co *	5,000	520
Pilgrim's Pride Corp	67,541	2,750
PriceSmart Inc	7,532	913
PRIMO BRANDS CORP	85,118	1,881
Seneca Foods Corp, Cl A *	315	34
Spectrum Brands Holdings Inc	18,071	949
Target Corp, Cl A	19,439	1,744
Turning Point Brands Inc	4,194	415
Universal Corp/VA	18,077	1,010
US Foods Holding Corp *	10,313	790
USANA Health Sciences Inc *	20,834	574
Village Super Market Inc, Cl A	16,517	617
Vital Farms Inc *	17,545	722
Weis Markets Inc	25,532	1,835
		29,310
Energy — 4.0%
Archrock Inc	16,343	430
Berry Corp	79,182	299
Brookfield Infrastructure Partners, Cl A	23,500	966
CNX Resources Corp *	48,001	1,542
Coterra Energy Inc	5,062	120
Delek US Holdings Inc	191,755	6,188
DHT Holdings Inc	83,305	996
Diamondback Energy Inc, Cl A	9,885	1,415
DT Midstream Inc	11,225	1,269
Exxon Mobil Corp	5,528	623
Forum Energy Technologies Inc *	9,965	266
Golar LNG Ltd	5,175	209
Gulfport Energy Corp *	4,184	757
Helmerich & Payne Inc	62,969	1,391
International Seaways Inc	20,216	932
Marathon Petroleum Corp	7,296	1,406
Natural Gas Services Group Inc	11,628	325
Northern Oil & Gas Inc	7,965	198
Oil States International Inc *	261,508	1,585
Par Pacific Holdings Inc *	16,071	569
Range Resources Corp	22,595	850
Ranger Energy Services Inc, Cl A	37,667	529
Scorpio Tankers Inc	13,461	754
TechnipFMC PLC	14,605	576
Teekay Corp	107,083	876
Teekay Tankers Ltd, Cl A	19,615	992
Viper Energy, Cl A	24,528	937
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Whitecap Resources	105,608	$806
		27,806
Financials — 21.1%
1st Source Corp	7,047	434
AFC Gamma Inc ‡	46,740	179
Affiliated Managers Group Inc	3,650	870
Allstate Corp/The	990	213
American Financial Group Inc/OH	5,861	854
Ameriprise Financial Inc	92	45
Arch Capital Group Ltd	10,008	908
Banc of California Inc	23,591	390
Banco Latinoamericano de Comercio Exterior SA, Cl E	49,383	2,270
Bancorp Inc/The *	4,263	319
Bank of NT Butterfield & Son Ltd/The	10,000	429
Bank OZK	31,830	1,623
BankUnited Inc	9,768	373
Bar Harbor Bankshares	7,400	225
BCB Bancorp Inc	25,923	225
Bread Financial Holdings Inc	28,428	1,585
Brightsphere Investment Group Inc	9,298	448
Camden National Corp	8,218	317
Capital City Bank Group Inc	9,652	403
Carter Bankshares Inc *	52,069	1,011
Central Pacific Financial Corp	24,027	729
City Holding Co	1,207	150
Civista Bancshares Inc	27,268	554
CNB Financial Corp/PA	49,857	1,207
CNO Financial Group Inc	140,259	5,547
Columbia Banking System Inc	275,220	7,084
Comerica Inc	46,620	3,194
Community Trust Bancorp Inc	21,646	1,211
Credit Acceptance Corp, Cl A *	1,708	798
Customers Bancorp Inc *	12,467	815
Dave Inc *	6,427	1,281
Diamond Hill Investment Group Inc	2,001	280
Donegal Group Inc, Cl A	10,385	201
Donnelley Financial Solutions Inc *	38	2
Eagle Bancorp Inc	21,162	428
Eastern Bankshares Inc	10,477	190
Employers Holdings Inc	17,888	760
Enact Holdings Inc	10,423	400
Encore Capital Group Inc *	4,734	198
Enova International Inc *	9,200	1,059
Essent Group Ltd	12,397	788
Euronet Worldwide Inc *	9,825	863
Everest Group Ltd	6,060	2,122
EVERTEC Inc	3,220	109
Financial Institutions Inc	80,765	2,197
First American Financial Corp	3,200	206
First Citizens BancShares Inc/NC, Cl A	599	1,072
First Commonwealth Financial Corp	211,820	3,612
First Community Bankshares Inc	47,999	1,670

62	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
First Interstate BancSystem Inc, Cl A	51,000	$1,625
First Merchants Corp	43,616	1,644
First Western Financial Inc *	8,382	193
FirstCash Holdings Inc	15,912	2,521
FNB Corp/PA	494,669	7,969
GCM Grosvenor Inc, Cl A	41,527	501
Genworth Financial Inc, Cl A *	191,151	1,701
Global Payments Inc	1,009	84
Great Southern Bancorp Inc	12,053	738
Green Dot Corp, Cl A *	82,508	1,108
Hamilton Lane Inc, Cl A	9,000	1,213
Hancock Whitney Corp, Cl A	27,574	1,726
Hanmi Financial Corp	19,000	469
Hanover Insurance Group Inc/The, Cl A	11,282	2,049
Heritage Insurance Holdings Inc *	1,664	42
HomeTrust Bancshares Inc	4,975	204
Horace Mann Educators Corp, Cl A	22,822	1,031
Independent Bank Corp	12,857	398
Jackson Financial Inc, Cl A	116,814	11,825
James River Group Holdings Ltd	75,733	420
Janus Henderson Group PLC	8,824	393
KeyCorp	39,921	746
Kinsale Capital Group Inc	7,212	3,067
Lemonade Inc *	3,520	188
Lincoln National Corp	190,243	7,672
MarketAxess Holdings Inc	5,594	975
Marqeta Inc, Cl A *	88,969	470
Merchants Bancorp/IN	7,760	247
MGIC Investment Corp	7,962	226
Mid Penn Bancorp Inc	7,599	218
MidWestOne Financial Group Inc	30,180	854
Mr Cooper Group Inc	5,199	1,096
New York Community Bancorp Inc	102,880	1,188
NMI Holdings Inc, Cl A *	16,031	615
OFG Bancorp	5,041	219
Old National Bancorp/IN, Cl A	308,122	6,763
Oscar Health Inc, Cl A *	13,908	263
Pagseguro Digital Ltd, Cl A	82,568	826
Palomar Holdings Inc, Cl A *	2,542	297
Paymentus Holdings Inc, Cl A *	31,935	977
PCB Bancorp	11,293	237
Piper Sandler Cos	2,415	838
PJT Partners Inc, Cl A	9,986	1,775
Plumas Bancorp	3,800	164
Popular Inc	11,261	1,430
Preferred Bank/Los Angeles CA	13,055	1,180
PROG Holdings Inc	28,826	933
RBB Bancorp	11,783	221
Reinsurance Group of America Inc, Cl A	7,938	1,525
Remitly Global Inc *	21,397	349
RenaissanceRe Holdings Ltd	4,308	1,094
Repay Holdings Corp, Cl A *	187,685	982
Republic Bancorp Inc/KY, Cl A	17,019	1,230
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ryan Specialty Holdings Inc, Cl A	44,653	$2,517
Selective Insurance Group Inc	19,688	1,596
Sezzle Inc *	2,018	160
Sierra Bancorp	17,491	506
Silvercrest Asset Management Group Inc, Cl A	6,000	94
SmartFinancial Inc	6,754	241
Starwood Property Trust Inc ‡	30,266	586
StoneX Group Inc *	6,826	689
Tompkins Financial Corp	10,960	726
UMB Financial Corp	11,437	1,354
United Fire Group Inc	5,332	162
Unity Bancorp Inc	8,776	429
Universal Insurance Holdings Inc	24,324	640
Upstart Holdings Inc *	12,128	616
Victory Capital Holdings Inc, Cl A	12,400	803
Westamerica BanCorp	22,421	1,121
XP Inc, Cl A	23,065	433
Zions Bancorp NA	97,892	5,539
		146,779
Health Care — 11.9%
AdaptHealth Corp, Cl A *	47,036	421
Adaptive Biotechnologies Corp *	78,060	1,168
ADMA Biologics Inc *	20,946	307
Agios Pharmaceuticals Inc *	17,094	686
Akero Therapeutics Inc *	449	21
Alignment Healthcare Inc *	57,347	1,001
Alkermes PLC *	77,916	2,337
Amneal Pharmaceuticals Inc *	35,804	358
AngioDynamics Inc *	43,207	483
ANI Pharmaceuticals Inc *	12,750	1,168
Ascendis Pharma A/S ADR *	886	176
Avanos Medical Inc *	103,262	1,194
Aveanna Healthcare Holdings Inc *	50,354	447
Axogen Inc *	16,821	300
BioCryst Pharmaceuticals Inc *	25,253	192
Biohaven Ltd *	104	2
Bio-Techne Corp	16,372	911
Bioventus Inc, Cl A *	82,873	554
Bridgebio Pharma Inc *	56,798	2,950
Catalyst Pharmaceuticals Inc *	32,000	630
Cencora Inc, Cl A	1,787	558
Centene Corp *	124,932	4,458
Certara Inc *	129,273	1,580
Charles River Laboratories International Inc *	7,525	1,177
Chemed Corp	4,729	2,117
ChromaDex Corp *	63,314	591
Collegium Pharmaceutical Inc *	80,776	2,826
Concentra Group Holdings Parent Inc	13,796	289
Corcept Therapeutics Inc *	14,853	1,234
CorMedix Inc *	35,270	410
CorVel Corp *	9,396	727

SEI Institutional Managed Trust	63

SCHEDULE OF INVESTMENTS

September 30, 2025

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Crinetics Pharmaceuticals Inc *	3,206	$134
Cross Country Healthcare Inc *	82,151	1,167
Doximity Inc, Cl A *	13,187	965
Emergent BioSolutions Inc *	27,088	239
Encompass Health Corp	19,928	2,531
Enovis Corp *	5,518	167
Ensign Group Inc/The	4,885	844
Establishment Labs Holdings Inc *	4,961	203
Eton Pharmaceuticals Inc *	26,337	572
GeneDx Holdings Corp, Cl A *	7,190	775
Globus Medical Inc, Cl A *	25,245	1,446
Halozyme Therapeutics Inc *	14,217	1,043
Harmony Biosciences Holdings Inc *	9,936	274
HealthEquity Inc *	7,716	731
HealthStream Inc	38,270	1,081
Hims & Hers Health Inc *	20,975	1,190
ICON PLC *	5,210	912
ICU Medical Inc *	5,669	680
IDEXX Laboratories Inc *	458	293
Incyte Corp *	3,300	280
Inmode Ltd *	110,473	1,646
Insmed Inc *	556	80
Intellia Therapeutics Inc *	44,687	772
iRadimed Corp	5,415	385
iRhythm Technologies Inc *	1,339	230
Jazz Pharmaceuticals PLC *	7,203	949
Kiniksa Pharmaceuticals International Plc, Cl A *	31,021	1,205
KORU Medical Systems Inc *	176,784	677
LeMaitre Vascular Inc	13,152	1,151
Ligand Pharmaceuticals Inc *	7,082	1,254
Lyell Immunopharma Inc *	21,220	345
Madrigal Pharmaceuticals Inc *	733	336
Masimo Corp *	3,863	570
Medpace Holdings Inc *	4,872	2,505
Merit Medical Systems Inc *	2,855	238
Mettler-Toledo International Inc *	411	505
Molina Healthcare Inc *	7,648	1,464
Monte Rosa Therapeutics Inc *	48,077	356
Multiplan Corp *	12,907	685
National HealthCare Corp	4,888	594
Neurocrine Biosciences Inc *	6,973	979
Nuvation Bio Inc *	93,896	347
Omeros Corp *	56,338	231
OmniAB Inc *	11,714	—
Owens & Minor Inc *	26,052	125
Pacira BioSciences Inc *	35,375	912
Pediatrix Medical Group Inc *	118,627	1,987
Pennant Group Inc/The *	38,519	971
Penumbra Inc *	1,427	361
Phibro Animal Health Corp, Cl A	66,898	2,707
PTC Therapeutics Inc *	12,404	761
Relay Therapeutics Inc *	129,668	677
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Repligen Corp *	22,833	$3,052
Revvity Inc	12,707	1,114
Rigel Pharmaceuticals Inc *	21,469	608
Select Medical Holdings Corp	17,097	220
SIGA Technologies Inc	11,088	101
Supernus Pharmaceuticals Inc *	8,694	415
Surmodics Inc *	8,423	252
Tactile Systems Technology Inc *	20,080	278
Teleflex Inc	3,980	487
Tenet Healthcare Corp *	367	75
Theravance Biopharma Inc *	30,242	442
UFP Technologies Inc *	2,783	555
United Therapeutics Corp *	2,841	1,191
Vanda Pharmaceuticals Inc *	73,345	366
Varex Imaging Corp *	28,226	350
WaVe Life Sciences Ltd *	14,673	107
Xeris Biopharma Holdings Inc *	81,829	666
		83,084
Industrials — 19.8%
A O Smith Corp	4,400	323
AAON Inc	50,717	4,739
ABM Industries Inc	5,830	269
ACCO Brands Corp	76,933	307
Acuity Brands Inc	2,320	799
Advanced Drainage Systems Inc	24,100	3,343
AECOM	13,579	1,772
AeroVironment Inc *	684	215
American Superconductor Corp *	31,899	1,894
Apogee Enterprises Inc	8,561	373
Applied Industrial Technologies Inc, Cl A	8,919	2,328
Astec Industries Inc	126,846	6,105
Atkore Inc	23,193	1,455
Axon Enterprise Inc *	8,079	5,798
Barrett Business Services Inc	8,704	386
Boise Cascade Co	4,228	327
Brink's Co/The	1,514	177
Broadridge Financial Solutions Inc	1,700	405
Builders FirstSource Inc *	592	72
BWX Technologies Inc	11,200	2,065
CACI International Inc, Cl A *	1,073	535
Carpenter Technology Corp	5,530	1,358
Casella Waste Systems Inc, Cl A *	5,000	474
CBIZ Inc *	4,985	264
CECO Environmental Corp *	4,606	236
Cintas Corp	3,914	803
Clean Harbors Inc *	7,022	1,631
Conduent Inc *	108,036	302
Construction Partners Inc, Cl A *	5,914	751
Copart Inc *	45,525	2,047
CRA International Inc	3,432	716
CSG Systems International Inc	16,685	1,074
CSW Industrials Inc	1,824	443
Curtiss-Wright Corp	4,583	2,488

64	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Deluxe Corp	12,225	$237
Donaldson Co Inc, Cl A	7,015	574
Ducommun Inc *	8,335	801
Dycom Industries Inc *	5,336	1,557
EMCOR Group Inc	6,605	4,290
EnerSys	4,648	525
Esab Corp	9,486	1,060
ExlService Holdings Inc *	182,532	8,037
Exponent Inc	24,310	1,689
Federal Signal Corp	6,434	766
Fluor Corp *	6,654	280
Franklin Covey Co *	648	13
FTI Consulting Inc *	6,375	1,031
Genpact Ltd	12,264	514
Gorman-Rupp Co/The	13,217	613
Graham Corp, Cl A *	4,517	248
GXO Logistics Inc *	19,490	1,031
Heidrick & Struggles International Inc	5,115	255
Hub Group Inc, Cl A	4,655	160
Hudson Technologies Inc *	26,350	262
Huron Consulting Group Inc *	1,476	217
Hyster-Yale Inc	10,524	388
IBEX Holdings Ltd *	13,832	560
IDEX Corp	4,000	651
Interface Inc, Cl A	18,117	524
Janus International Group Inc *	44,371	438
Kadant Inc	686	204
Kelly Services Inc, Cl A	46,228	607
Kforce Inc	10,057	301
L3Harris Technologies Inc	2,036	622
Landstar System Inc	6,348	778
LSI Industries Inc	2,442	58
Luxfer Holdings PLC	23,229	323
Lyft Inc, Cl A *	154,790	3,407
Manitowoc Co Inc/The *	77,468	775
Miller Industries Inc/TN	23,991	970
Moog Inc, Cl A	2,744	570
MRC Global Inc *	14,327	207
MSA Safety Inc	10,698	1,841
Mueller Industries Inc	21,083	2,132
MYR Group Inc *	2,348	488
National Presto Industries Inc	7,176	805
NEXTracker Inc, Cl A *	10,414	771
Old Dominion Freight Line Inc, Cl A	858	121
OPENLANE Inc *	44,707	1,287
Park Aerospace Corp	3,346	68
Paylocity Holding Corp *	1,097	175
Planet Labs PBC *	50,985	662
Powell Industries Inc	831	253
Power Solutions International Inc *	2,191	215
Primoris Services Corp	12,168	1,671
RB Global Inc	9,026	978
RBC Bearings Inc *	11,906	4,647
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Resideo Technologies Inc *	102,206	$4,413
Resources Connection Inc	49,360	249
Rollins Inc	40,945	2,405
Rush Enterprises Inc, Cl A	21,083	1,127
RXO Inc *	24,752	381
Ryder System Inc	1,440	272
Science Applications International Corp	10,962	1,089
Simpson Manufacturing Co Inc	7,500	1,256
SkyWest Inc *	36,792	3,702
SPX Technologies Inc *	1,464	273
Standex International Corp	342	72
Sterling Infrastructure Inc *	3,328	1,130
Sun Country Airlines Holdings Inc *	41,789	494
Tecnoglass Inc	2,687	180
Tennant Co	12,618	1,023
Terex Corp	24,050	1,234
Titan International Inc *	63,841	483
Toro Co/The	2,800	213
Trex Co Inc *	38,073	1,967
Tutor Perini Corp *	46,323	3,038
UFP Industries Inc	12,819	1,198
United Rentals Inc	2,292	2,188
V2X Inc *	4,050	235
Vicor Corp *	5,075	252
Wabash National Corp	68,273	674
Watsco Inc	5,666	2,291
WESCO International Inc	25,624	5,419
Willdan Group Inc *	11,427	1,105
Worthington Enterprises Inc	8,581	476
XPO Inc *	5,668	733
Xylem Inc/NY	4,342	640
		138,143
Information Technology — 14.1%
A10 Networks Inc	92,771	1,684
ACI Worldwide Inc *	40,617	2,143
Adeia Inc	27,295	459
ADTRAN Holdings Inc *	48,258	453
Agilysys Inc *	283	30
Amkor Technology Inc	28,193	801
Appfolio Inc, Cl A *	2,459	678
Arista Networks Inc *	5,292	771
Arlo Technologies Inc *	29,738	504
Arrow Electronics Inc, Cl A *	10,949	1,325
Axcelis Technologies Inc *	1,990	194
Badger Meter Inc	1,344	240
Bel Fuse Inc, Cl B	940	133
Benchmark Electronics Inc	6,200	239
Blackbaud Inc, Cl A *	8,204	528
Cadence Design Systems Inc *	61	21
Calix Inc *	3,602	221
Cirrus Logic Inc *	2,093	262
Clear Secure Inc, Cl A	5,259	176
Clearfield Inc *	16,240	558

SEI Institutional Managed Trust	65

SCHEDULE OF INVESTMENTS

September 30, 2025

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Clearwater Analytics Holdings Inc, Cl A *	8,764	$158
CommScope Holding Co Inc *	28,737	445
CommVault Systems Inc *	19,305	3,644
Credo Technology Group Holding Ltd *	15,725	2,290
Descartes Systems Group Inc/The *	23,772	2,240
Diebold Nixdorf Inc *	7,000	399
Diodes Inc *	15,000	798
Domo Inc, Cl B *	42,101	667
Dropbox Inc, Cl A *	11,644	352
Entegris Inc	14,246	1,317
EPAM Systems Inc *	12,207	1,841
ePlus Inc	4,200	298
F5 Inc, Cl A *	1,153	373
Fabrinet *	3,979	1,451
Fair Isaac Corp *	2,251	3,369
Gartner Inc *	1,518	399
GoDaddy Inc, Cl A *	2,922	400
Hackett Group Inc/The	37,239	708
Immersion Corp	52,599	386
Insight Enterprises Inc *	4,865	552
Intapp Inc *	8,689	355
InterDigital Inc	790	273
IonQ Inc *	5,578	343
Itron Inc *	6,671	831
Jabil Inc	1,355	294
Keysight Technologies Inc *	25,820	4,516
Kimball Electronics Inc *	34,093	1,018
Kyndryl Holdings Inc *	16,151	485
Lattice Semiconductor Corp *	14,532	1,065
Life360 *	6,479	689
LiveRamp Holdings Inc *	21,398	581
MACOM Technology Solutions Holdings Inc *	5,112	636
Manhattan Associates Inc *	9,824	2,014
Monolithic Power Systems Inc	4,221	3,886
NETGEAR Inc *	35,037	1,135
NetScout Systems Inc *	36,773	950
nLight Inc *	10,235	303
Novanta Inc *	7,973	798
ON Semiconductor Corp *	20,670	1,019
OneSpan Inc	16,696	265
Onto Innovation Inc *	3,227	417
Open Text Corp	136,583	5,105
OSI Systems Inc *	3,229	805
Palo Alto Networks Inc *	1,425	290
PC Connection Inc	4,600	285
Pegasystems Inc	4,344	250
Photronics Inc *	243,356	5,585
Plexus Corp *	5,600	810
Progress Software Corp	3,185	140
Q2 Holdings Inc *	25,136	1,820
Rambus Inc *	12,784	1,332
Rimini Street Inc *	136,732	640
RingCentral Inc, Cl A *	773	22
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sanmina Corp *	35,674	$4,106
Sapiens International Corp NV	14,676	631
ScanSource Inc *	6,359	280
Semtech Corp *	9,725	695
Silicon Motion Technology Corp ADR	44,146	4,185
SPS Commerce Inc *	11,146	1,161
Super Micro Computer Inc *	2,570	123
Synopsys Inc *	560	276
Teledyne Technologies Inc *	3,970	2,327
Teradyne Inc	11,312	1,557
TTM Technologies Inc *	55,516	3,198
Tyler Technologies Inc *	6,745	3,529
Ubiquiti Inc	597	394
Unisys Corp *	80,641	315
Verint Systems Inc *	18,946	384
Vertex Inc, Cl A *	37,775	936
Wix.com Ltd *	3,768	669
Yext Inc *	92,894	791
		98,021
Materials — 5.6%
AdvanSix Inc	14,219	276
Alamos Gold Inc, Cl A	40,996	1,429
Albemarle Corp	3,497	284
Alpha Metallurgical Resources Inc *	2,014	330
Ashland Inc	2,600	125
Avery Dennison Corp	2,472	401
Axalta Coating Systems Ltd *	43,024	1,231
Balchem Corp	23,844	3,578
Caledonia Mining Corp PLC	18,054	654
Century Aluminum Co *	27,215	799
Cleveland-Cliffs Inc *	336,588	4,106
Coeur Mining Inc *	135,493	2,542
Commercial Metals Co, Cl A	149,739	8,577
Crown Holdings Inc	288	28
FMC Corp	77,705	2,613
Fortitude Gold Corp	40,846	178
Hawkins Inc	53	10
Hudbay Minerals Inc	130,635	1,980
Mativ Holdings Inc	79,389	898
NewMarket Corp	1,035	857
Packaging Corp of America	2,600	567
PERIMETER SOLUTIONS INC *	51,783	1,159
Rayonier Advanced Materials Inc *	45,662	330
Reliance Inc	1	—
Royal Gold Inc, Cl A	2,923	586
Silgan Holdings Inc	36,596	1,574
SSR Mining Inc *	165,342	4,038
		39,150
Real Estate — 3.5%
Alexander's Inc ‡	5,017	1,176
CBL & Associates Properties Inc ‡	25,547	781
Centerspace ‡	14,377	847

66	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
City Office REIT Inc ‡	42,918	$299
Compass Inc, Cl A *	32,666	262
CoStar Group Inc *	42,674	3,600
Cushman & Wakefield PLC *	49,822	793
DiamondRock Hospitality Co ‡	90,000	716
Diversified Healthcare Trust ‡	204,859	903
EastGroup Properties Inc ‡	12,917	2,186
FRP Holdings Inc *	9,150	223
Gaming and Leisure Properties Inc ‡	66,751	3,111
Gladstone Commercial Corp ‡	24,848	306
Highwoods Properties Inc ‡	40,120	1,277
Howard Hughes Holdings Inc *	1,339	110
Independence Realty Trust Inc ‡	32,937	540
Invitation Homes Inc ‡	23,648	694
NET Lease Office Properties ‡	9,119	271
Newmark Group Inc, Cl A	155,846	2,907
NNN REIT Inc ‡	5,223	222
One Liberty Properties Inc ‡	20,367	451
Orion Office REIT Inc ‡	169,504	458
Paramount Group Inc *‡	26,000	170
Pebblebrook Hotel Trust ‡	22,825	260
Regency Centers Corp ‡	1,254	91
Ryman Hospitality Properties Inc ‡	2,324	208
Summit Hotel Properties Inc ‡	48,427	266
Sun Communities Inc ‡	1,400	181
Universal Health Realty Income Trust ‡	15,775	618
Ventas Inc ‡	7,436	520
		24,447
Utilities — 1.3%
Consolidated Water Co Ltd	5,700	201
Hawaiian Electric Industries Inc *	21,657	239
IDACORP Inc, Cl A	10,885	1,439
Middlesex Water Co	8,501	460
National Fuel Gas Co	492	45
Northwest Natural Holding Co	5,083	228
NRG Energy Inc	2,534	410
Otter Tail Corp	11,815	969
Portland General Electric Co	34,121	1,501
Southwest Gas Holdings Inc	22,070	1,729
UGI Corp	17,197	572
Unitil Corp	12,924	619
York Water Co/The	15,206	463
		8,875

Total Common Stock
(Cost $387,914) ($ Thousands)		688,003
Description	Number of Rights	Market Value ($ Thousands)
RIGHTS — 0.0%
Abiomed Inc *‡‡	967	$–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Institutional Class
4.040%**†	8,110,154	8,110
Total Cash Equivalent
(Cost $8,110) ($ Thousands)		8,110
Total Investments in Securities — 99.9%
(Cost $396,024) ($ Thousands)		$696,113

SEI Institutional Managed Trust	67

SCHEDULE OF INVESTMENTS

September 30, 2025

Tax-Managed Small/Mid Cap Fund (Concluded)

A list of the open futures contracts held by the Fund at September 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Russell 2000 Index E-MINI	14	Dec-2025	$1,699	$1,719	$20
S&P Mid Cap 400 Index E-MINI	7	Dec-2025	2,316	2,301	(15)
			$4,015	$4,020	$5

Percentages are based on Net Assets of $696,930 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of September 30, 2025.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.
‡‡	Expiration date not available.

The following is a summary of the level of inputs used as of September 30, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)		Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	688,003		–	–	688,003
Rights	–	^	–	–	–	^
Cash Equivalent	8,110		–	–	8,110
Total Investments in Securities	696,113		–	–	696,113

^	This category includes securities with a value of $0.

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	20	–	–	20
Unrealized Depreciation	(15)	–	–	(15)
Total Other Financial Instruments	5	–	–	5

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

68	SEI Institutional Managed Trust

The following is a summary of the Fund’s transactions with affiliates for the year ended September 30, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$9,349	$212,016	$(213,255)	$—	$—	$8,110	$359	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust	69

SCHEDULE OF INVESTMENTS

September 30, 2025

Mid-Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.9%

Communication Services — 1.7%
AST SpaceMobile Inc, Cl A *	1,448	$71
Charter Communications Inc, Cl A *	978	269
DoubleVerify Holdings Inc *	4,170	50
Fox Corp, Cl B	1,530	88
Liberty Global Ltd, Cl C *	7,100	83
Match Group Inc	1,400	49
Millicom International Cellular SA	2,029	99
Omnicom Group Inc	835	68
Pinterest Inc, Cl A *	3,399	109
Reddit Inc, Cl A *	560	129
Roku Inc, Cl A *	1,210	121
Trade Desk Inc/The, Cl A *	2,560	126
		1,262
Consumer Discretionary — 10.3%
Amer Sports Inc *	3,810	132
Aramark	8,163	314
Birkenstock Holding PLC *	1,684	76
BorgWarner Inc	8,927	393
Carnival Corp *	5,892	170
Carvana Co, Cl A *	884	334
Coupang Inc, Cl A *	4,380	141
Darden Restaurants Inc	1,430	272
Deckers Outdoor Corp *	1,528	155
DR Horton Inc	1,060	180
Duolingo Inc, Cl A *	520	167
eBay Inc	4,090	372
Expedia Group Inc	2,195	469
Five Below Inc *	790	122
Gap Inc/The	3,190	68
Garmin Ltd	300	74
Gentex Corp	25,065	709
Grand Canyon Education Inc *	1,525	335
Harley-Davidson Inc, Cl A	5,310	148
Hasbro Inc	3,630	275
Las Vegas Sands Corp	2,450	132
Lennar Corp, Cl A	1,440	182
Lennar Corp, Cl B	1,585	190
LKQ Corp	4,932	151
Norwegian Cruise Line Holdings Ltd *	9,170	226
NVR Inc *	9	72
On Holding, Cl A *	3,140	133
PulteGroup Inc	1,310	173
RH *	370	75
Royal Caribbean Cruises Ltd	850	275
Tapestry Inc	850	96
Texas Roadhouse Inc, Cl A	531	88
Toll Brothers Inc	1,380	191
TopBuild Corp *	300	117
Ulta Beauty Inc *	110	60
Valvoline Inc *	6,128	220
Williams-Sonoma Inc	720	141
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Wingstop Inc, Cl A	360	$91
		7,519
Consumer Staples — 2.9%
BJ's Wholesale Club Holdings Inc *	750	70
Casey's General Stores Inc	393	222
Celsius Holdings Inc *	2,840	163
Constellation Brands Inc, Cl A	871	117
Darling Ingredients Inc *	5,918	183
Dollar General Corp	2,616	270
Dollar Tree Inc *	1,479	139
elf Beauty Inc *	420	56
Ingredion Inc	1,516	185
Lamb Weston Holdings Inc	3,830	222
Maplebear Inc *	3,770	139
Sprouts Farmers Market Inc *	420	46
Tyson Foods Inc, Cl A	2,649	144
US Foods Holding Corp *	1,875	144
		2,100
Energy — 5.1%
Antero Midstream Corp	7,707	150
Cheniere Energy Inc	1,204	283
Chesapeake Energy Corp	1,830	194
Coterra Energy Inc	8,683	205
Diamondback Energy Inc, Cl A	1,632	233
EQT Corp	1,610	88
HF Sinclair Corp	5,660	296
Marathon Petroleum Corp	2,367	456
Permian Resources Corp, Cl A	17,455	223
Phillips 66	1,690	230
Schlumberger NV, Cl A	7,523	259
Targa Resources Corp	2,696	452
TechnipFMC PLC	13,880	548
Valero Energy Corp	490	83
		3,700
Financials — 17.3%
Affirm Holdings Inc, Cl A *	940	69
Allstate Corp/The	3,666	787
Ally Financial Inc	12,779	501
American International Group Inc	3,930	309
Ameriprise Financial Inc	435	214
Arch Capital Group Ltd	730	66
Assurant Inc	860	186
Axis Capital Holdings Ltd	1,994	191
Bank of New York Mellon Corp/The	2,840	309
Bank OZK	1,260	64
Capital One Financial Corp	768	163
Cboe Global Markets Inc	2,623	643
Cincinnati Financial Corp	590	93
Coinbase Global Inc, Cl A *	345	116
Commerce Bancshares Inc/MO	6,793	406
Equitable Holdings Inc	7,630	387

70	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Euronet Worldwide Inc *	2,510	$220
Evercore Inc, Cl A	1,060	358
Fifth Third Bancorp	4,520	201
First Hawaiian Inc	8,770	218
First Horizon Corp	17,759	402
Franklin Resources Inc	15,440	357
Globe Life Inc	640	92
Hartford Financial Services Group Inc/The	2,100	280
Janus Henderson Group PLC	6,109	272
M&T Bank Corp	3,660	723
MarketAxess Holdings Inc	1,140	199
MSCI Inc, Cl A	265	150
Old Republic International Corp	2,490	106
Pinnacle Financial Partners Inc	740	69
Popular Inc	2,099	267
Primerica Inc	1,123	312
Prosperity Bancshares Inc	1,620	108
Regions Financial Corp	6,420	169
Reinsurance Group of America Inc, Cl A	2,004	385
RenaissanceRe Holdings Ltd	830	211
Robinhood Markets Inc, Cl A *	710	102
SouthState Corp	2,434	241
Starwood Property Trust Inc ‡	13,368	259
Stifel Financial Corp	2,322	263
Synchrony Financial	11,330	805
T Rowe Price Group Inc	1,386	142
Toast Inc, Cl A *	2,050	75
Virtu Financial Inc, Cl A	5,224	185
Webster Financial Corp	5,582	332
Willis Towers Watson PLC	1,018	352
XP Inc, Cl A	15,280	287
		12,646
Health Care — 11.8%
Alnylam Pharmaceuticals Inc *	830	379
Apellis Pharmaceuticals Inc *	3,070	69
Biogen Inc *	700	98
BioMarin Pharmaceutical Inc *	2,290	124
Cencora Inc, Cl A	1,023	320
Corcept Therapeutics Inc *	1,100	91
Dexcom Inc *	3,630	244
Encompass Health Corp	4,504	572
Envista Holdings Corp *	5,120	104
Exact Sciences Corp *	1,300	71
Exelixis Inc *	5,937	245
GE HealthCare Technologies Inc	2,050	154
Halozyme Therapeutics Inc *	5,280	387
Hologic Inc *	4,229	285
Humana Inc	766	199
IDEXX Laboratories Inc *	890	569
Incyte Corp *	1,070	91
Insmed Inc *	1,170	169
Insulet Corp *	770	238
IQVIA Holdings Inc *	1,370	260
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Jazz Pharmaceuticals PLC *	1,090	$144
Labcorp Holdings Inc	1,285	369
Medpace Holdings Inc *	490	252
Mettler-Toledo International Inc *	161	198
Molina Healthcare Inc *	470	90
Neurocrine Biosciences Inc *	2,540	357
Penumbra Inc *	692	175
Quest Diagnostics Inc	490	93
ResMed Inc	2,300	630
Royalty Pharma PLC, Cl A	1,900	67
Tenet Healthcare Corp *	603	122
United Therapeutics Corp *	330	138
Universal Health Services Inc, Cl B	810	166
Veeva Systems Inc, Cl A *	2,174	648
Viatris Inc, Cl W	15,190	150
West Pharmaceutical Services Inc	470	123
Zimmer Biomet Holdings Inc	2,503	247
		8,638
Industrials — 19.7%
Acuity Brands Inc	280	96
AECOM	5,210	680
AerCap Holdings NV	1,737	210
Allegion PLC	2,858	507
Allison Transmission Holdings Inc	1,270	108
Armstrong World Industries Inc	1,932	379
ATI Inc *	1,060	86
Avis Budget Group Inc *	430	69
Axon Enterprise Inc *	370	266
Broadridge Financial Solutions Inc	1,070	255
BWX Technologies Inc	670	124
Cintas Corp	1,008	207
Clean Harbors Inc *	1,878	436
CNH Industrial NV	11,560	125
Delta Air Lines Inc, Cl A	8,580	487
Dover Corp	1,254	209
EMCOR Group Inc	690	448
Expeditors International of Washington Inc	950	116
Fastenal Co, Cl A	3,540	174
Ferguson Enterprises Inc	600	135
Flowserve Corp	4,560	242
FTAI Aviation Ltd	310	52
Generac Holdings Inc *	330	55
Genpact Ltd	6,185	259
Hayward Holdings Inc *	5,980	90
HEICO Corp	270	87
Hexcel Corp, Cl A	4,349	273
Howmet Aerospace Inc	3,650	716
L3Harris Technologies Inc	897	274
Leidos Holdings Inc	1,584	299
Leonardo DRS Inc	1,820	83
Lyft Inc, Cl A *	14,140	311
MasTec Inc *	929	198
Mueller Industries Inc	6,040	611

SEI Institutional Managed Trust	71

SCHEDULE OF INVESTMENTS

September 30, 2025

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Parker-Hannifin Corp, Cl A	712	$540
Quanta Services Inc	370	153
QXO Inc *	6,420	122
Regal Rexnord Corp	2,775	398
Rockwell Automation Inc	1,700	594
Sensata Technologies Holding PLC	5,810	178
Snap-on Inc	546	189
Stanley Black & Decker Inc	2,140	159
Tetra Tech Inc	5,370	179
Textron Inc	1,042	88
Toro Co/The	1,000	76
Trane Technologies PLC	413	174
United Airlines Holdings Inc *	2,724	263
United Rentals Inc	668	638
Verisk Analytics Inc, Cl A	1,270	319
Vertiv Holdings Co, Cl A	455	69
WESCO International Inc	2,025	428
Westinghouse Air Brake Technologies Corp	1,385	278
Woodward Inc	1,210	306
WW Grainger Inc	303	289
Xylem Inc/NY	1,748	258
		14,365
Information Technology — 11.1%
Akamai Technologies Inc *	2,990	227
Amphenol Corp, Cl A	1,870	231
Appfolio Inc, Cl A *	270	74
AppLovin Corp, Cl A *	210	151
Astera Labs Inc *	800	157
Ciena Corp *	903	132
Cloudflare Inc, Cl A *	1,698	364
Cognex Corp	1,540	70
Corning Inc, Cl B	7,490	614
Datadog Inc, Cl A *	770	110
Elastic NV *	1,010	85
Enphase Energy Inc *	2,360	83
EPAM Systems Inc *	1,390	210
F5 Inc, Cl A *	1,265	409
Fair Isaac Corp *	103	154
First Solar Inc *	290	64
Flex Ltd *	2,326	135
Gen Digital Inc	11,399	324
Guidewire Software Inc *	920	211
HubSpot Inc *	527	247
Keysight Technologies Inc *	8,396	1,469
Lattice Semiconductor Corp *	3,170	232
Lumentum Holdings Inc *	2,387	388
Microchip Technology Inc	6,434	413
MongoDB Inc, Cl A *	390	121
Monolithic Power Systems Inc	380	350
Motorola Solutions Inc	220	101
PTC Inc *	2,030	412
Pure Storage Inc, Cl A *	117	10
Qorvo Inc *	1,060	97
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Super Micro Computer Inc *	1,460	$70
Twilio Inc, Cl A *	950	95
Universal Display Corp	880	126
Zebra Technologies Corp, Cl A *	240	71
Zscaler Inc *	210	63
		8,070
Materials — 4.4%
Alcoa Corp	7,960	262
Anglogold Ashanti PLC	10,120	712
Axalta Coating Systems Ltd *	7,207	206
Ball Corp	4,491	227
DuPont de Nemours Inc	1,220	95
Eagle Materials Inc	1,594	372
International Flavors & Fragrances Inc	2,371	146
Nucor Corp	770	104
Packaging Corp of America	1,348	294
Royal Gold Inc, Cl A	2,470	495
Scotts Miracle-Gro Co/The, Cl A	2,620	149
Smurfit WestRock PLC	1,440	61
Vulcan Materials Co	290	89
		3,212
Real Estate — 6.1%
Agree Realty Corp ‡	4,071	289
Alexandria Real Estate Equities Inc ‡	1,936	161
Camden Property Trust ‡	1,190	127
CoStar Group Inc *	1,160	98
EastGroup Properties Inc ‡	630	107
Equity Residential ‡	5,251	340
Essex Property Trust Inc ‡	787	211
First Industrial Realty Trust Inc ‡	2,030	104
Host Hotels & Resorts Inc ‡	9,060	154
Jones Lang LaSalle Inc *	310	92
Mid-America Apartment Communities Inc ‡	1,752	245
Millrose Properties	2,970	100
Simon Property Group Inc ‡	3,533	663
STAG Industrial Inc ‡	7,100	251
UDR Inc ‡	4,880	182
Ventas Inc ‡	7,160	501
VICI Properties Inc, Cl A ‡	12,070	394
Welltower Inc ‡	1,141	203
Zillow Group Inc, Cl A *	3,200	238
		4,460
Utilities — 7.5%
American Water Works Co Inc	1,730	241
CenterPoint Energy Inc	6,626	257
Clearway Energy Inc, Cl C	6,130	173
CMS Energy Corp	980	72
Consolidated Edison Inc	810	81
DTE Energy Co	2,597	367
Edison International	10,990	608
Entergy Corp	3,484	325

72	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Evergy Inc	4,423	$336
Eversource Energy	6,090	433
Exelon Corp	2,860	129
National Fuel Gas Co	3,460	320
NRG Energy Inc	1,645	266
OGE Energy Corp	2,460	114
PG&E Corp	29,390	443
PPL Corp	3,760	140
Public Service Enterprise Group Inc	2,930	245
Vistra Corp	880	172
WEC Energy Group Inc	4,077	467
Xcel Energy Inc	3,730	301
		5,490

Total Common Stock
(Cost $57,458) ($ Thousands)		71,462

REGISTERED INVESTMENT COMPANY — 0.2%
iShares S&P Mid-Capital 400 Value ETF	1,464	190

Total Registered Investment Company

(Cost $186) ($ Thousands)		190

	Number of Rights
RIGHTS — 0.0%
Abiomed Inc *‡‡	160	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Government Fund, Institutional Class
4.040%**†	1,295,705	1,296
Total Cash Equivalent
(Cost $1,296) ($ Thousands)		1,296
Total Investments in Securities — 99.9%
(Cost $58,940) ($ Thousands)		$72,948

A list of the open futures contracts held by the Fund at September 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
S&P Mid Cap 400 Index E-MINI	2	Dec-2025	$661	$657	$(4)

Percentages are based on Net Assets of $73,013 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of September 30, 2025.

‡	Real Estate Investment Trust.
‡‡	Expiration date not available.

†	Investment in Affiliated Security (see Note 6).

SEI Institutional Managed Trust	73

SCHEDULE OF INVESTMENTS

September 30, 2025

Mid-Cap Fund (Concluded)

The following is a summary of the level of inputs used as of September 30, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)		Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	71,462		–	–	71,462
Registered Investment Company	190		–	–	190
Rights	–	^	–	–	–	^
Cash Equivalent	1,296		–	–	1,296
Total Investments in Securities	72,948		–	–	72,948

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(4)	–	–	(4)
Total Other Financial Instruments	(4)	–	–	(4)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

^	This category includes securities with a value of $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended September 30, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,257	$12,200	$(12,161)	$—	$—	$1,296	$51	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

74	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2025

U.S. Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.5%

Communication Services — 13.0%
Alphabet Inc, Cl A	12,205	$2,967
Alphabet Inc, Cl C	25,677	6,254
AT&T Inc	410,709	11,598
Comcast Corp, Cl A	241,173	7,578
Electronic Arts Inc	48,488	9,780
Fox Corp, Cl A	70,417	4,441
Fox Corp, Cl B	28,193	1,615
GCI Liberty Inc, Cl C *	28,480	1,061
IDT Corp, Cl B	3,162	165
Meta Platforms Inc, Cl A	3,639	2,672
Netflix Inc *	372	446
New York Times Co/The, Cl A	33,447	1,920
Omnicom Group Inc	20,248	1,651
Pinterest Inc, Cl A *	3,708	119
SK Telecom Co Ltd ADR	29,100	629
TEGNA Inc	66,820	1,359
T-Mobile US Inc	11,860	2,839
Verizon Communications Inc	251,491	11,053
Walt Disney Co	10,447	1,196
Yelp Inc, Cl A *	72,959	2,276
		71,619
Consumer Discretionary — 8.3%
ADT Inc	104,800	913
Amazon.com Inc, Cl A *	13,172	2,892
AutoZone Inc *	741	3,179
Booking Holdings Inc	992	5,356
BorgWarner Inc	23,900	1,051
Canadian Tire Corp Ltd, Cl A	6,200	738
Domino's Pizza Inc	2,172	938
eBay Inc	96,446	8,772
Garmin Ltd	9,399	2,314
Gentex Corp	8,954	253
Graham Holdings Co, Cl B	44	52
Grand Canyon Education Inc *	1,796	394
H&R Block Inc	58,207	2,944
Honda Motor Co Ltd ADR	44,680	1,376
La-Z-Boy Inc	15,700	539
Lear Corp	9,400	946
Mattel Inc *	60,200	1,013
O'Reilly Automotive Inc *	27,935	3,012
Perdoceo Education Corp	10,813	407
Ross Stores Inc	12,024	1,832
Service Corp International/US	18,055	1,503
Sturm Ruger & Co Inc	614	27
TJX Cos Inc/The	19,368	2,799
Toyota Motor Corp ADR	2,800	535
Winmark Corp	215	107
Yum! Brands Inc	13,852	2,105
		45,997
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Consumer Staples — 13.3%
Albertsons Cos Inc, Cl A	88,656	$1,552
Altria Group Inc	149,499	9,876
Archer-Daniels-Midland Co	54,124	3,233
Bunge Global SA	12,500	1,016
Cal-Maine Foods Inc	4,305	405
Campbell Soup Co	2,485	79
Casey's General Stores Inc	726	410
Central Garden & Pet Co, Cl A *	1,364	40
Church & Dwight Co Inc	18,689	1,638
Clorox Co/The	12,068	1,488
Coca-Cola Co/The	33,592	2,228
Colgate-Palmolive Co	82,223	6,573
Conagra Brands Inc	72,443	1,327
Costco Wholesale Corp	2,449	2,267
Flowers Foods Inc	11,406	149
Fresh Del Monte Produce Inc	5,779	201
General Mills Inc	71,037	3,582
Ingredion Inc	39,540	4,828
J & J Snack Foods Corp	770	74
J M Smucker Co/The	5,751	625
Keurig Dr Pepper Inc	7,505	192
Kimberly-Clark Corp	11,872	1,476
Kraft Heinz Co/The	140,312	3,654
Kroger Co/The	61,267	4,130
Lancaster Colony Corp	662	114
McCormick & Co Inc/MD	358	24
Molson Coors Beverage Co, Cl B	53,268	2,410
Mondelez International Inc, Cl A	25,586	1,598
Monster Beverage Corp *	6,196	417
PepsiCo Inc	12,296	1,727
Philip Morris International Inc	37,227	6,038
Post Holdings Inc *	1,809	194
Procter & Gamble Co/The	14,340	2,203
Reynolds Consumer Products Inc	3,332	82
Sysco Corp	19,436	1,600
Tyson Foods Inc, Cl A	23,890	1,297
Walmart Inc	47,112	4,855
WD-40 Co	874	173
		73,775
Energy — 2.1%
Chevron Corp	27,023	4,196
EOG Resources Inc	8,900	998
Exxon Mobil Corp	47,251	5,328
Marathon Petroleum Corp	6,700	1,291
		11,813
Financials — 8.2%
Allstate Corp/The	2,172	466
Axis Capital Holdings Ltd	21,430	2,053
Bank of New York Mellon Corp/The	25,600	2,789
Berkshire Hathaway Inc, Cl B *	6,833	3,435
Canadian Imperial Bank of Commerce	9,700	775

SEI Institutional Managed Trust	75

SCHEDULE OF INVESTMENTS

September 30, 2025

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cboe Global Markets Inc	6,321	$1,550
Citigroup Inc	17,700	1,797
Diamond Hill Investment Group Inc	26	4
Everest Group Ltd	3,100	1,086
Federated Hermes Inc, Cl B	23,600	1,226
Hartford Financial Services Group Inc/The	26,138	3,487
Loews Corp	12,729	1,278
Marsh & McLennan Cos Inc	8,089	1,630
Mastercard Inc, Cl A	13,274	7,550
MetLife Inc	5,100	420
MGIC Investment Corp	27,900	792
Moody's Corp	1,952	930
New Mountain Finance Corp	32,912	317
Old Republic International Corp	77,726	3,301
Progressive Corp/The	2,768	684
Sixth Street Specialty Lending Inc	27,700	633
State Street Corp	15,400	1,787
Travelers Cos Inc/The	1,420	397
Visa Inc, Cl A	15,213	5,193
W R Berkley Corp	2,874	220
Western Union Co/The	189,539	1,514
		45,314
Health Care — 18.0%
Abbott Laboratories	14,697	1,968
AbbVie Inc	23,578	5,459
Amgen Inc, Cl A	9,088	2,565
BioMarin Pharmaceutical Inc *	16,550	896
Boston Scientific Corp *	39,424	3,849
Bristol-Myers Squibb Co	194,417	8,768
Cardinal Health Inc	30,560	4,797
Cencora Inc, Cl A	13,478	4,212
Centene Corp *	12,700	453
Chemed Corp	4,264	1,909
Cigna Group/The	5,971	1,721
CVS Health Corp	16,500	1,244
Encompass Health Corp	3,656	464
Exelixis Inc *	57,254	2,365
Gilead Sciences Inc	71,002	7,881
HCA Healthcare Inc	4,100	1,747
HealthStream Inc	39,828	1,125
Hologic Inc *	9,132	616
Incyte Corp *	38,581	3,272
Innoviva Inc *	45,793	836
Jazz Pharmaceuticals PLC *	12,200	1,608
Johnson & Johnson	57,211	10,608
McKesson Corp	6,889	5,322
Medtronic PLC	19,940	1,899
Merck & Co Inc	74,847	6,282
National HealthCare Corp	237	29
Neurocrine Biosciences Inc *	5,318	746
Organon & Co	17,388	186
Pfizer Inc	208,903	5,323
Premier Inc, Cl A	7,143	199
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Regeneron Pharmaceuticals Inc	2,768	$1,556
Royalty Pharma PLC, Cl A	22,646	799
Stryker Corp	9,351	3,457
United Therapeutics Corp *	4,759	1,995
Utah Medical Products Inc	60	4
Veeva Systems Inc, Cl A *	5,437	1,620
Zoetis Inc, Cl A	13,037	1,908
		99,688
Industrials — 8.3%
A O Smith Corp	1,563	115
ABM Industries Inc	12,000	553
AECOM	432	56
Allison Transmission Holdings Inc	15,454	1,312
Armstrong World Industries Inc	1,337	262
Automatic Data Processing Inc	5,322	1,562
Brink's Co/The	9,800	1,145
Cintas Corp	17,121	3,514
CSG Systems International Inc	26,957	1,736
Cummins Inc	1,300	549
Donaldson Co Inc, Cl A	5,099	417
Dover Corp	8,393	1,400
Ennis Inc	192	4
Expeditors International of Washington Inc	7,465	915
Fastenal Co, Cl A	51,684	2,535
Franklin Electric Co Inc	1,150	110
General Dynamics Corp	7,453	2,542
Genpact Ltd	37,081	1,553
Illinois Tool Works Inc	7,110	1,854
Landstar System Inc	1,121	137
Leidos Holdings Inc	7,226	1,365
Lockheed Martin Corp	6,840	3,415
Maximus Inc	10,400	950
MSC Industrial Direct Co Inc, Cl A	2,909	268
Otis Worldwide Corp	19,150	1,751
Paychex Inc	23,595	2,991
Republic Services Inc	1,762	404
Rollins Inc	14,992	881
Science Applications International Corp	15,468	1,537
Snap-on Inc	4,693	1,626
SS&C Technologies Holdings Inc	13,193	1,171
Textron Inc	19,710	1,665
Veralto Corp	5,257	561
Verisk Analytics Inc, Cl A	7,495	1,885
Waste Management Inc	3,047	673
Watts Water Technologies Inc, Cl A	1,663	465
WW Grainger Inc	2,374	2,262
		46,141
Information Technology — 22.7%
Adobe Inc *	19,839	6,998
Alarm.com Holdings Inc *	22,494	1,194
Amdocs Ltd	66,578	5,463
Amphenol Corp, Cl A	24,414	3,021

76	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Apple Inc	30,370	$7,733
Arrow Electronics Inc, Cl A *	21,288	2,576
Autodesk Inc, Cl A *	4,978	1,581
Avnet Inc	44,376	2,320
Box Inc, Cl A *	44,710	1,443
Canon Inc ADR	44,700	1,303
Cirrus Logic Inc *	11,572	1,450
Cisco Systems Inc	168,576	11,534
Cognizant Technology Solutions Corp, Cl A	59,158	3,968
CommVault Systems Inc *	1,853	350
Dolby Laboratories Inc, Cl A	33,250	2,406
Dropbox Inc, Cl A *	70,830	2,140
F5 Inc, Cl A *	22,349	7,223
Fortinet Inc *	590	50
Gen Digital Inc	188,815	5,360
GoDaddy Inc, Cl A *	8,547	1,169
Guidewire Software Inc *	132	30
Hewlett Packard Enterprise Co	124,600	3,060
HP Inc	53,390	1,454
InterDigital Inc	5,593	1,931
International Business Machines Corp	21,659	6,111
Intuit Inc	2,690	1,837
Microsoft Corp	17,086	8,850
Motorola Solutions Inc	15,846	7,246
NetApp Inc	23,348	2,766
NetScout Systems Inc *	53,330	1,378
Open Text Corp	40,700	1,522
PC Connection Inc	645	40
Pegasystems Inc	2,076	119
PTC Inc *	1,957	397
Qualys Inc *	2,082	276
Roper Technologies Inc	12,121	6,045
Salesforce Inc	5,808	1,376
TD SYNNEX Corp	15,200	2,489
TE Connectivity PLC	6,628	1,455
VeriSign Inc	19,099	5,339
Vontier Corp	22,200	932
Zoom Video Communications Inc, Cl A *	19,112	1,577
		125,512
Materials — 1.5%
AptarGroup Inc	3,951	528
Avery Dennison Corp	4,139	671
CF Industries Holdings Inc	11,190	1,004
Glatfelter Corp *	4,227	50
NewMarket Corp	4,209	3,486
Packaging Corp of America	2,199	479
Royal Gold Inc, Cl A	2,748	551
Sonoco Products Co	39,968	1,722
		8,491
Real Estate — 0.2%
EPR Properties, Cl A ‡	15,100	876
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Utilities — 2.9%
American Electric Power Co Inc	23,262	$2,617
Evergy Inc	21,747	1,653
Eversource Energy	27,704	1,971
Exelon Corp	40,792	1,836
National Fuel Gas Co	35,330	3,263
OGE Energy Corp	31,306	1,449
Pinnacle West Capital Corp	21,461	1,924
UGI Corp	32,700	1,088
		15,801

Total Common Stock
(Cost $449,793) ($ Thousands)		545,027

CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Institutional Class
4.040%**†	6,411,750	6,412
Total Cash Equivalent
(Cost $6,412) ($ Thousands)		6,412
Total Investments in Securities — 99.7%
(Cost $456,205) ($ Thousands)		$551,439

SEI Institutional Managed Trust	77

SCHEDULE OF INVESTMENTS

September 30, 2025

U.S. Managed Volatility Fund (Concluded)

A list of the open futures contracts held by the Fund at September 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	7	Dec-2025	$2,345	$2,359	$14

Percentages are based on Net Assets of $552,857 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of September 30, 2025.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

The following is a summary of the level of inputs used as of September 30, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	545,027	–	–	545,027
Cash Equivalent	6,412	–	–	6,412
Total Investments in Securities	551,439	–	–	551,439

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	14	–	–	14
Total Other Financial Instruments	14	–	–	14

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended September 30, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$8,433	$149,509	$(151,530)	$—	$—	$6,412	$362	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

78	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2025

Global Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.5%

Austria — 0.1%

Communication Services — 0.1%
Telekom Austria AG, Cl A	44,848	$480

Financials — 0.0%
Oberbank AG	162	15
UNIQA Insurance Group AG	30,730	457
		472
Total Austria		952

Belgium — 0.1%
Financials — 0.1%
Ageas SA/NV	4,203	292
Groupe Bruxelles Lambert SA	325	29
		321
Industrials — 0.0%
Ackermans & van Haaren NV	494	127

Information Technology — 0.0%
EVS Broadcast Equipment	1,563	66
Total Belgium		514

Brazil — 0.0%
Materials — 0.0%
Yara International ASA	6,672	245

Canada — 2.9%
Consumer Discretionary — 0.3%
Canadian Tire Corp Ltd, Cl A	5,044	600
Dollarama Inc	11,211	1,479
		2,079
Consumer Staples — 1.3%
Empire Co Ltd, Cl Common Subs. Receipt	93,721	3,365
George Weston Ltd	18,696	1,141
Loblaw Cos Ltd	48,116	1,861
Metro Inc/CN, Cl A	51,900	3,486
		9,853
Energy — 0.2%
Enbridge	34,937	1,763

Financials — 0.9%
Bank of Nova Scotia/The, Cl C	60,700	3,926
Canadian Imperial Bank of Commerce	3,200	256
Fairfax Financial Holdings Ltd	1,120	1,960
TMX Group Ltd	7,791	298
		6,440
Information Technology — 0.1%
CGI Inc, Cl A	6,278	559
Open Text Corp	8,447	316
		875
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Materials — 0.0%
CCL Industries Inc, Cl B	3,483	$196

Utilities — 0.1%
Canadian Utilities Ltd, Cl A	12,902	361
Total Canada		21,567

China — 0.2%
Communication Services — 0.0%
APT Satellite Holdings Ltd	202,000	55

Financials — 0.2%
BOC Hong Kong Holdings Ltd	321,566	1,507
Total China		1,562

Denmark — 0.2%

Consumer Staples — 0.1%
Scandinavian Tobacco Group A/S	33,446	462
Schouw & Co A/S	1,793	167
		629
Financials — 0.0%
Tryg A/S	9,302	236

Industrials — 0.1%
ISS A/S	21,473	681
Total Denmark		1,546

Finland — 0.5%
Communication Services — 0.3%
Elisa Oyj	42,425	2,228

Consumer Staples — 0.0%
HKFoods, Cl A	19,206	33

Health Care — 0.0%
Orion Oyj, Cl B	4,503	346

Industrials — 0.0%
Lassila & Tikanoja	10,459	128
Raute, Cl A	3,007	50
		178
Information Technology — 0.2%
Nokia Oyj	252,806	1,217
Total Finland		4,002

France — 2.0%
Communication Services — 0.6%
Orange SA	291,268	4,728

Consumer Discretionary — 0.1%
La Francaise des Jeux SAEM	18,871	633

SEI Institutional Managed Trust	79

SCHEDULE OF INVESTMENTS

September 30, 2025

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Consumer Staples — 0.4%
Danone SA	34,018	$2,967

Energy — 0.7%
TotalEnergies SE	86,313	5,261

Financials — 0.0%
ABC arbitrage	28,588	197

Health Care — 0.0%
Sanofi SA	3,400	322

Industrials — 0.1%
Bureau Veritas SA	4,922	154
Eiffage SA	1,151	148
Societe Marseillaise du Tunnel
Prado-Carenage	1,285	42
		344
Information Technology — 0.0%
Axway Software *	2,947	127

Utilities — 0.1%
Engie SA	28,333	610
Total France		15,189

Germany — 0.8%
Communication Services — 0.8%
Deutsche Telekom AG	97,612	3,328
Scout24 SE	20,347	2,555
		5,883
Industrials — 0.0%
DMG Mori	905	49
Pfeiffer Vacuum Technology	1,518	277
		326
Total Germany		6,209

Hong Kong — 2.5%
Communication Services — 1.1%
HKT Trust & HKT Ltd	3,687,231	5,453
Hutchison Telecommunications Hong Kong
Holdings Ltd	833,013	118
PCCW Ltd	3,955,000	2,708
		8,279
Consumer Discretionary — 0.0%
Miramar Hotel & Investment	49,000	62

Consumer Staples — 0.2%
WH Group Ltd	1,213,991	1,315

Financials — 0.0%
Dah Sing Banking Group Ltd	109,743	138
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Industrials — 0.4%
CK Hutchison Holdings Ltd	484,477	$3,184
Swire Pacific Ltd, Cl A	28,035	237
		3,421
Information Technology — 0.1%
VTech Holdings Ltd	62,369	503

Utilities — 0.7%
CK Infrastructure Holdings Ltd	6,100	40
CLP Holdings Ltd, Cl B	372,836	3,086
HK Electric Investments & HK Electric Investments Ltd	402,500	306
Power Assets Holdings Ltd	331,535	2,099
		5,531
Total Hong Kong		19,249

Ireland — 0.1%
Information Technology — 0.1%
Accenture PLC, Cl A	1,946	480

Israel — 1.7%
Communication Services — 0.2%
Bezeq The Israeli Telecommunication Corp Ltd	908,399	1,745

Consumer Staples — 0.1%
Rami Levy Chain Stores Hashikma
Marketing 2006 Ltd	2,532	234
Shufersal Ltd	28,816	340
Tiv Taam Holdings [1]	20,283	53
		627
Energy — 0.0%
Delek Group	189	46

Financials — 0.1%
Bank Hapoalim BM	29,271	597
Isracard Ltd	5	–
		597
Industrials — 0.0%
RP Optical Lap Ltd *	12,516	67

Information Technology — 1.3%
Check Point Software Technologies Ltd *	39,857	8,247
Nice Ltd *	4,924	715
Radware Ltd *	44,752	1,186
		10,148
Total Israel		13,230

Italy — 0.9%

Communication Services — 0.0%
RAI Way	40,889	290

80	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Energy — 0.3%
Eni SpA	130,077	$2,278

Health Care — 0.2%
Recordati Industria Chimica e Farmaceutica SpA	19,250	1,176

Utilities — 0.4%
A2A SpA	96,735	253
Enel SpA	192,376	1,824
Italgas SpA	50,614	467
Terna - Rete Elettrica Nazionale	32,112	326
		2,870
Total Italy		6,614

Japan — 9.5%
Communication Services — 1.5%
ITmedia	2,300	26
KDDI Corp	3,580	57
Nippon Telegraph & Telephone Corp	3,615,050	3,784
Okinawa Cellular Telephone Co	19,600	347
SoftBank Corp	4,654,451	6,855
Wowow Inc	19,124	188
Zenrin Co Ltd	24,000	174
		11,431
Consumer Discretionary — 0.9%
Asahi Co Ltd	38,200	363
Asante Inc	10,700	119
Autobacs Seven Co Ltd	15,600	170
Bridgestone Corp	122,655	5,677
Gakkyusha Co Ltd	3,600	56
I K K Holdings	11,000	59
McDonald's Holdings Co Japan Ltd	9,704	408
MrMax Holdings Ltd	8,400	50
Nagase Brothers	8,200	108
Step Co Ltd	9,200	156
Tokyo Individualized Educational Institute Inc	8,500	20
		7,186
Consumer Staples — 2.6%
Albis Co Ltd	1,600	31
Arcs Co Ltd	53,500	1,144
Belc Co Ltd	500	26
Cawachi Ltd	23,500	470
Earth Corp	13,200	461
Eco's	1,800	35
Ezaki Glico Co Ltd	23,600	809
Fujicco Co Ltd	18,100	202
Heiwado Co Ltd	64,400	1,266
Hokkaido Coca-Cola Bottling	1,300	33
Hokuto Corp	49,800	644
House Foods Group Inc	48,300	948
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Imuraya Group	1,500	$26
Japan Tobacco Inc	72,626	2,385
J-Oil Mills	14,100	196
Kato Sangyo Co Ltd	22,100	871
Kewpie Corp	26,500	724
Lion Corp	44,800	469
Marudai Food Co Ltd	2,000	27
Megmilk Snow Brand Co Ltd	21,600	433
MEIJI Holdings Co Ltd	87,651	1,820
Mitsui DM Sugar Holdings Co Ltd	2,600	56
Miyoshi Oil & Fat Co Ltd	15,100	224
Nippn Corp	98,934	1,552
Nisshin Oillio Group Ltd/The	5,252	185
Nisshin Seifun Group Inc	28,800	354
Noevir Holdings	1,700	51
Okuwa Co Ltd	28,300	177
OUG Holdings Inc	2,236	59
Prima Meat Packers	5,900	94
Sakata Seed Corp	6,000	148
San-A Co Ltd, Cl A	60,900	1,148
Showa Sangyo Co Ltd	19,800	409
ST Corp	5,400	58
Sundrug Co Ltd	28,300	831
Unicafe Inc	6,400	43
Uoriki Co Ltd	3,900	64
Valor Holdings Co Ltd	14,200	279
Yamaya Corp	1,300	21
Yaoko Co Ltd	10,600	690
		19,463
Energy — 0.0%
Idemitsu Kosan Co Ltd	9,260	63
Japan Oil Transportation Co Ltd	2,100	56
		119
Financials — 0.1%
Japan Post Holdings Co Ltd	45,345	451
Matsui Securities	23,100	120
Tomato Bank	4,000	36
		607
Health Care — 0.6%
Create Medic Co Ltd	5,677	39
Daiken Medical	6,500	20
Japan Lifeline	8,200	84
Kaken Pharmaceutical Co Ltd	11,300	280
Kyorin Pharmaceutical	105,600	1,059
Paramount Bed Holdings Co Ltd	2,300	56
Shionogi & Co Ltd	143,730	2,536
Software Service	600	60
ZERIA Pharmaceutical	12,200	168
		4,302
Industrials — 0.9%
Central Japan Railway Co	15,803	454

SEI Institutional Managed Trust	81

SCHEDULE OF INVESTMENTS

September 30, 2025

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
EXEO Group	7,800	$113
Gakken Holdings Co Ltd	9,200	66
Hazama	11,400	129
Inaba Seisakusho	4,400	51
Mabuchi Motor	21,900	383
Marufuji Sheet Piling	1,200	31
Meitec	3,000	65
Musashi Co Ltd	2,400	38
Nakabayashi	7,500	31
Nakamoto Packs	4,500	59
Nikko Co Ltd/Hyogo	12,400	65
Nitto Kogyo	1,500	37
Nittoc Construction Co Ltd	7,000	60
Oiles Corp	25,300	394
Oriental Shiraishi	14,700	42
Sakai Moving Service	2,700	55
Secom Co Ltd	82,929	3,046
Studio Alice Co Ltd	3,500	49
Takamatsu Construction Group Co Ltd	4,900	114
Technoflex	2,800	31
TOKAI Holdings Corp	128,000	902
Tokyu Construction Co Ltd	56,000	424
Yokogawa Bridge Holdings	3,100	59
		6,698
Information Technology — 2.3%
Amano Corp	11,300	321
Anritsu Corp	131,300	1,673
Arisawa Manufacturing	10,800	118
Brother Industries Ltd	40,249	673
Canon Inc	216,312	6,321
Canon Marketing Japan Inc	9,000	365
Eizo Corp	11,200	166
Elecom	4,400	55
FTGroup Co Ltd	6,500	54
Miroku Jyoho Service Co Ltd	2,100	27
Nihon Denkei Co Ltd	2,000	28
Nippon Ceramic	6,400	152
Nippon Signal Co Ltd	5,800	48
Obic Co Ltd	73,592	2,568
Oracle Corp Japan	5,789	592
Otsuka Corp	2,765	58
Pro-Ship	3,800	38
Seiko Epson Corp	54,666	700
Shindengen Electric Manufacturing	1,800	39
SRA Holdings	5,000	171
Systena	16,100	58
TIS Inc	7,351	243
Trend Micro Inc/Japan	46,572	2,552
		17,020
Materials — 0.4%
Achilles Corp	2,500	21
Aica Kogyo Co Ltd	30,200	761
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Harima Chemicals Group	4,400	$26
JSP Corp	21,600	284
Kuriyama Holdings	4,200	46
Mitsubishi Chemical Group Corp, Cl B	134,085	771
Nippon Kayaku Co Ltd	19,200	180
Nippon Light Metal Holdings Co Ltd	3,000	43
Nippon Shokubai	44,800	553
Sanyo Chemical Industries	17,000	474
		3,159
Real Estate — 0.1%
Airport Facilities	7,300	52
Daito Trust Construction Co Ltd	29,400	646
		698
Utilities — 0.1%
Chubu Electric Power Co Inc	34,870	485
Osaka Gas Co Ltd	3,228	94
		579
Total Japan		71,262

Netherlands — 3.0%

Communication Services — 0.6%
Koninklijke KPN NV	857,818	4,120

Consumer Staples — 1.7%
Acomo	22,203	611
Heineken Holding NV	473	33
Koninklijke Ahold Delhaize NV	294,369	11,921
		12,565
Industrials — 0.7%
Wolters Kluwer NV	41,135	5,620
Total Netherlands		22,305

Norway — 1.6%
Communication Services — 0.9%
Telenor ASA	427,376	7,093

Consumer Staples — 0.4%
Orkla ASA	269,336	2,816

Energy — 0.1%
Equinor ASA	38,276	934
Moreld ASA	64,027	106
		1,040
Financials — 0.1%
DNB Bank ASA	10,337	282
SpareBank 1 SMN	13,153	255
		537
Industrials — 0.1%
AMSC ASA	17,244	3
Solstad Maritime Holdings	16,466	38

82	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Veidekke ASA	19,659	$311
		352
Total Norway		11,838

Singapore — 1.0%
Communication Services — 0.3%
Singapore Telecommunications Ltd	774,000	2,476

Consumer Staples — 0.3%
QAF Ltd	53,100	37
Sheng Siong Group Ltd	1,348,674	2,177
		2,214
Financials — 0.2%
Oversea-Chinese Banking Corp Ltd	68,854	879
Singapore Exchange Ltd	24,468	314
		1,193
Industrials — 0.2%
SBS Transit	74,300	182
Singapore Airlines Ltd	311,272	1,575
Vicom	29,900	37
		1,794
Total Singapore		7,677

Spain — 2.3%
Consumer Staples — 0.0%
Ebro Foods SA	9,388	202

Energy — 0.3%
Repsol SA, Cl A	108,442	1,930

Health Care — 0.0%
Faes Farma SA	12,596	63

Industrials — 0.9%
ACS Actividades de Construccion y Servicios SA	37,770	3,030
Aena SME SA	28,664	784
Construcciones y Auxiliar de Ferrocarriles	7,340	456
Logista Integral SA	73,215	2,489
		6,759
Utilities — 1.1%
Endesa SA	179,205	5,731
Iberdrola SA	50,022	948
Naturgy Energy Group SA	16,625	517
Redeia Corp SA	49,132	949
		8,145
Total Spain		17,099

Sweden — 1.1%
Communication Services — 0.5%
Telia Co AB	1,039,261	3,968
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Consumer Staples — 0.0%
Scandi Standard	12,119	$122

Information Technology — 0.6%
Telefonaktiebolaget LM Ericsson, Cl B	483,090	4,007
Total Sweden		8,097

Switzerland — 4.6%
Communication Services — 0.5%
Swisscom AG	5,645	4,105

Consumer Staples — 0.1%
Bell Food Group AG	423	129
Emmi AG	331	286
		415
Health Care — 3.1%
Ascom Holding	11,867	52
Galderma Group	12,317	2,179
Galenica	3,762	410
Novartis AG	94,730	12,186
Roche Holding AG	26,051	8,706
		23,533
Industrials — 0.6%
ABB Ltd	7,703	558
Burkhalter Holding	739	126
Schindler Holding AG	8,852	3,325
SGS SA	3,540	368
		4,377
Real Estate — 0.0%
Plazza AG	133	66
PSP Swiss Property AG	1,039	179
		245
Utilities — 0.3%
BKW AG	9,227	1,980
Total Switzerland		34,655

United Kingdom — 4.1%
Communication Services — 0.5%
Auto Trader Group PLC	194,548	2,069
Vodafone Group PLC	1,570,220	1,828
		3,897
Consumer Discretionary — 0.1%
Pearson PLC	48,023	684

Consumer Staples — 0.7%
Tesco PLC	521,127	3,127
Unilever PLC	30,310	1,793
		4,920
Energy — 0.9%
Shell PLC	191,723	6,840

SEI Institutional Managed Trust	83

SCHEDULE OF INVESTMENTS

September 30, 2025

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Health Care — 1.0%
GSK PLC	343,958	$7,393
Haleon PLC	52,381	236
		7,629
Industrials — 0.2%
RELX PLC	30,838	1,475

Information Technology — 0.6%
Sage Group PLC/The	305,756	4,540

Utilities — 0.1%
Centrica PLC	507,391	1,140
Total United Kingdom		31,125

United States — 59.3%
Communication Services — 8.3%
Alphabet Inc, Cl A	22,531	5,477
Alphabet Inc, Cl C	7,990	1,946
AT&T Inc	521,865	14,738
Comcast Corp, Cl A	159,542	5,013
Electronic Arts Inc	72,025	14,527
Fox Corp, Cl A	50,730	3,199
Fox Corp, Cl B	36,353	2,083
GCI Liberty Inc, Cl C *	5,616	209
Meta Platforms Inc, Cl A	2,002	1,470
New York Times Co/The, Cl A	69,533	3,991
Verizon Communications Inc	214,026	9,407
Walt Disney Co/The	410	47
		62,107
Consumer Discretionary — 3.6%
Amazon.com Inc, Cl A *	7,732	1,698
Booking Holdings Inc	2,111	11,398
eBay Inc	71,790	6,529
Grand Canyon Education Inc *	2,191	481
McDonald's Corp	1,456	443
O'Reilly Automotive Inc *	1,820	196
Service Corp International/US	34,834	2,899
TJX Cos Inc/The	18,087	2,614
Yum! Brands Inc	3,611	549
		26,807
Consumer Staples — 8.5%
Altria Group Inc	144,695	9,558
Church & Dwight Co Inc	35,083	3,074
Clorox Co/The	24,141	2,977
Coca-Cola Co/The	55,800	3,701
Colgate-Palmolive Co	134,937	10,787
Costco Wholesale Corp	4,013	3,715
Hormel Foods Corp	3,239	80
Ingredion Inc	30,422	3,715
Kimberly-Clark Corp	77,826	9,677
Kroger Co/The	10,924	736
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PepsiCo Inc	13,547	$1,902
Philip Morris International Inc	19,870	3,223
Procter & Gamble Co/The	26,857	4,127
Walmart Inc	65,158	6,715
		63,987
Energy — 0.0%
Chevron Corp	41	6
Exxon Mobil Corp	84	10
		16
Financials — 6.1%
Allstate Corp/The	1,302	280
Bank of New York Mellon Corp/The	2,655	289
Berkshire Hathaway Inc, Cl B *	11,516	5,790
Cboe Global Markets Inc	19,344	4,744
Chubb Ltd	3,124	882
CME Group Inc, Cl A	5,644	1,525
Jack Henry & Associates Inc	15,660	2,332
Marsh & McLennan Cos Inc	16,731	3,372
Mastercard Inc, Cl A	19,603	11,150
Moody's Corp	6,286	2,995
Visa Inc, Cl A	36,170	12,348
W R Berkley Corp	2,299	176
		45,883
Health Care — 10.7%
Abbott Laboratories	35,666	4,777
AbbVie Inc	27,616	6,394
Boston Scientific Corp *	80,266	7,836
Cardinal Health Inc	33,877	5,317
Cencora Inc, Cl A	19,392	6,061
Chemed Corp	6,924	3,100
Encompass Health Corp	2,791	355
Gilead Sciences Inc	78,705	8,736
Hologic Inc *	13,611	919
Incyte Corp *	9,460	802
Johnson & Johnson	73,496	13,628
McKesson Corp	15,141	11,697
Medtronic PLC	6,702	638
Merck & Co Inc	15,869	1,332
Pfizer Inc	84,157	2,144
Quest Diagnostics Inc	2,158	411
Regeneron Pharmaceuticals Inc	665	374
Stryker Corp	9,963	3,683
Veeva Systems Inc, Cl A *	7,642	2,277
		80,481
Industrials — 4.6%
AMETEK Inc	12,446	2,340
Automatic Data Processing Inc	10,000	2,935
Cintas Corp	28,752	5,902
Expeditors International of Washington Inc	4,886	599
General Dynamics Corp	4,775	1,628
Lockheed Martin Corp	5,181	2,586

84	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Republic Services Inc	15,720	$3,607
Rollins Inc	7,528	442
Veralto Corp	31,146	3,321
Verisk Analytics Inc, Cl A	23,758	5,975
Waste Management Inc	25,036	5,529
		34,864
Information Technology — 15.6%
Adobe Inc *	12,049	4,250
Amdocs Ltd	29,986	2,460
Analog Devices Inc	852	209
Apple Inc	33,112	8,431
Autodesk Inc, Cl A *	4,910	1,560
Box Inc, Cl A *	97,865	3,158
Cirrus Logic Inc *	1,872	235
Cisco Systems Inc	194,504	13,308
Cognizant Technology Solutions Corp, Cl A	2,137	143
CommVault Systems Inc *	10,789	2,037
Dolby Laboratories Inc, Cl A	52,251	3,781
Dropbox Inc, Cl A *	49,128	1,484
F5 Inc, Cl A *	26,896	8,693
Gen Digital Inc	126,805	3,600
GoDaddy Inc, Cl A *	1,060	145
InterDigital Inc	1,352	467
International Business Machines Corp	15,298	4,317
Intuit Inc	8,562	5,847
Ituran Location and Control	10,511	376
Microsoft Corp	23,831	12,343
Motorola Solutions Inc	25,504	11,663
NetApp Inc	5,738	680
NVIDIA Corp	30,184	5,632
QUALCOMM Inc	9,732	1,619
Roper Technologies Inc	7,356	3,668
Skyworks Solutions Inc	23,470	1,807
TE Connectivity PLC	25,383	5,572
Texas Instruments Inc	4,166	765
Tyler Technologies Inc *	2,055	1,075
VeriSign Inc	21,062	5,888
Zoom Video Communications Inc, Cl A *	29,359	2,422
		117,635
Materials — 1.0%
AptarGroup Inc	21,359	2,855
Ecolab Inc	14,377	3,937
Newmont Corp	2,904	245
RPM International Inc	5,752	678
		7,715
Utilities — 0.9%
American Electric Power Co Inc	3,675	414
Consolidated Edison Inc	27,381	2,752
Dominion Energy Inc	6,773	414
DTE Energy Co	2,156	305
Duke Energy Corp	8,838	1,094
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Entergy Corp	600	$56
Evergy Inc	5,028	382
FirstEnergy Corp	9,747	447
PPL Corp	808	30
Southern Co/The	7,873	746
		6,640
Total United States		446,135

Total Common Stock
(Cost $613,124) ($ Thousands)		741,552

PREFERRED STOCK — 0.8%
Germany — 0.8%
Consumer Staples — 0.8%
Henkel AG & Co KGaA(A)	71,506	5,774

Total Preferred Stock
(Cost $5,708) ($ Thousands)		5,774

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Institutional Class 4.040%**†	8,317,987	8,318
Total Cash Equivalent
(Cost $8,318) ($ Thousands)		8,318
Total Investments in Securities — 100.4%
(Cost $627,150) ($ Thousands)		$755,644

SEI Institutional Managed Trust	85

SCHEDULE OF INVESTMENTS

September 30, 2025

Global Managed Volatility Fund (Concluded)

A list of the open futures contracts held by the Fund at September 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Euro STOXX 50	6	Dec-2025	$386	$391	$4
FTSE 100 Index	3	Dec-2025	376	381	4
Hang Seng Index	1	Oct-2025	168	172	4
			$930	$944	$12

A list of the open forward foreign currency contracts held by the Fund at September 30, 2025, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	10/08/25	CAD	14,713	USD	10,665	$87
Barclays PLC	10/08/25	EUR	34,075	USD	39,745	(308)
BNP Paribas	10/08/25	DKK	4,872	USD	762	(5)
BNP Paribas	10/08/25	NOK	60,390	USD	5,987	(66)
Brown Brothers Harriman	10/08/25	USD	8	DKK	51	—
Brown Brothers Harriman	10/08/25	USD	24	DKK	152	—
Brown Brothers Harriman	10/08/25	AUD	27	USD	18	—
Brown Brothers Harriman	10/08/25	AUD	81	USD	53	—
Brown Brothers Harriman	10/08/25	USD	27	AUD	41	—
Brown Brothers Harriman	10/08/25	USD	108	AUD	162	—
Brown Brothers Harriman	10/08/25	DKK	44	USD	7	—
Brown Brothers Harriman	10/08/25	DKK	125	USD	20	—
Brown Brothers Harriman	10/08/25	SGD	136	USD	106	—
Brown Brothers Harriman	10/08/25	SGD	36	USD	28	—
Brown Brothers Harriman	10/08/25	USD	32	SEK	299	—
Brown Brothers Harriman	10/08/25	USD	173	SEK	1,603	(2)
Brown Brothers Harriman	10/08/25	USD	19	SGD	24	—
Brown Brothers Harriman	10/08/25	USD	228	SGD	291	(2)
Brown Brothers Harriman	10/08/25	USD	38	CAD	54	—
Brown Brothers Harriman	10/08/25	USD	228	CAD	314	(2)
Brown Brothers Harriman	10/08/25	USD	84	NOK	843	—
Brown Brothers Harriman	10/08/25	USD	220	NOK	2,168	(3)
Brown Brothers Harriman	10/08/25	GBP	249	USD	338	2
Brown Brothers Harriman	10/08/25	GBP	175	USD	235	(1)
Brown Brothers Harriman	10/08/25	CAD	536	USD	388	2
Brown Brothers Harriman	10/08/25	CAD	91	USD	65	—
Brown Brothers Harriman	10/08/25	USD	514	HKD	3,999	—
Brown Brothers Harriman	10/08/25	USD	178	HKD	1,381	—
Brown Brothers Harriman	10/08/25	USD	106	CHF	85	—
Brown Brothers Harriman	10/08/25	USD	728	CHF	575	(5)
Brown Brothers Harriman	10/08/25	CHF	698	USD	880	2
Brown Brothers Harriman	10/08/25	CHF	173	USD	217	(1)
Brown Brothers Harriman	10/08/25	USD	95	GBP	71	—
Brown Brothers Harriman	10/08/25	USD	815	GBP	600	(7)
Brown Brothers Harriman	10/08/25	EUR	288	USD	339	1
Brown Brothers Harriman	10/08/25	EUR	908	USD	1,065	(2)
Brown Brothers Harriman	10/08/25	USD	220	JPY	32,697	1

86	SEI Institutional Managed Trust

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	10/08/25	USD	1,259	JPY	184,682	$(8)
Brown Brothers Harriman	10/08/25	USD	418	EUR	356	1
Brown Brothers Harriman	10/08/25	USD	1,271	EUR	1,075	(7)
Brown Brothers Harriman	10/08/25	HKD	981	USD	126	—
Brown Brothers Harriman	10/08/25	HKD	1,122	USD	144	—
Brown Brothers Harriman	10/08/25	SEK	3,364	USD	361	3
Brown Brothers Harriman	10/08/25	SEK	628	USD	66	—
Brown Brothers Harriman	10/08/25	NOK	4,038	USD	408	3
Brown Brothers Harriman	10/08/25	NOK	1,240	USD	123	(1)
Brown Brothers Harriman	10/08/25	JPY	193,122	USD	1,313	4
Brown Brothers Harriman	10/08/25	JPY	123,644	USD	834	(3)
Standard Chartered	10/08/25	AUD	2,912	USD	1,899	(30)
Standard Chartered	10/08/25	SEK	36,964	USD	3,921	(11)
Standard Chartered	10/08/25	HKD	85,033	USD	10,916	(15)
Standard Chartered	10/08/25	JPY	5,012,745	USD	33,920	(46)
Westpac Banking	10/08/25	SGD	5,739	USD	4,462	8
Westpac Banking	10/08/25	GBP	11,828	USD	15,891	(32)
Westpac Banking	10/08/25	CHF	14,351	USD	17,871	(181)
						$(624)

Percentages are based on Net Assets of $752,688 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of September 30, 2025.

†	Investment in Affiliated Security (see Note 6).

(A)	No interest rate available.

The following is a summary of the level of inputs used as of September 30, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	480,551	261,001	–	741,552
Preferred Stock	–	5,774	–	5,774
Cash Equivalent	8,318	–	–	8,318
Total Investments in Securities	488,869	266,775	–	755,644

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	12	–	–	12
Forward Contracts*
Unrealized Appreciation	–	114	–	114
Unrealized Depreciation	–	(738)	–	(738)
Total Other Financial Instruments	12	(624)	–	(612)

*	Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended September 30, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$23,798	$153,286	$(168,766)	$—	$—	$8,318	$343	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust	87

SCHEDULE OF INVESTMENTS

September 30, 2025

Tax-Managed Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.6%

Communication Services — 11.4%
Alphabet Inc, Cl A	12,676	$3,081
Alphabet Inc, Cl C	22,672	5,522
AT&T Inc	477,204	13,476
Cargurus Inc, Cl A *	30,826	1,148
Comcast Corp, Cl A	42,549	1,337
Electronic Arts Inc	46,960	9,472
Fox Corp, Cl A	136,664	8,618
Fox Corp, Cl B	71,120	4,074
Madison Square Garden Sports Corp *	8,894	2,019
Meta Platforms Inc, Cl A	3,378	2,481
New York Times Co/The, Cl A	90,194	5,177
SK Telecom Co Ltd ADR	48,099	1,039
Spotify Technology SA *	808	564
T-Mobile US Inc	24,791	5,934
Verizon Communications Inc	264,777	11,637
Yelp Inc, Cl A *	88,898	2,774
		78,353
Consumer Discretionary — 7.3%
Amazon.com Inc, Cl A *	2,914	640
AutoZone Inc *	3,042	13,051
Booking Holdings Inc	687	3,709
Coupang Inc, Cl A *	1,850	60
Darden Restaurants Inc	11,797	2,246
eBay Inc	34,245	3,115
Garmin Ltd	4,798	1,181
Grand Canyon Education Inc *	7,620	1,673
H&R Block Inc	18,484	935
Honda Motor Co Ltd ADR	84,138	2,591
Mattel Inc *	143,049	2,407
McDonald's Corp	23,860	7,251
Murphy USA Inc	4,080	1,584
Texas Roadhouse Inc, Cl A	19,702	3,273
TJX Cos Inc/The	32,809	4,742
Toyota Motor Corp ADR	8,718	1,666
		50,124
Consumer Staples — 13.5%
Altria Group Inc	162,349	10,725
Archer-Daniels-Midland Co	5,547	331
Bunge Global SA	1,370	111
Casey's General Stores Inc	2,654	1,500
Church & Dwight Co Inc	67,498	5,915
Coca-Cola Co/The	58,844	3,903
Coca-Cola Europacific Partners PLC	25,584	2,313
Colgate-Palmolive Co	33,005	2,639
Costco Wholesale Corp	9,748	9,023
General Mills Inc	24,353	1,228
Hershey Co/The	32,131	6,010
Ingredion Inc	28,345	3,461
Kellanova	17,852	1,464
Kimberly-Clark Corp	29,339	3,648
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kraft Heinz Co/The	9,360	$244
Kroger Co/The	103,261	6,961
McCormick & Co Inc/MD	71,893	4,810
Metro Inc/CN, Cl A	32,693	2,196
Molson Coors Beverage Co, Cl B	28,001	1,267
PepsiCo Inc	54,885	7,708
Philip Morris International Inc	18,335	2,974
Procter & Gamble Co/The	11,444	1,758
Tyson Foods Inc, Cl A	16,292	885
Walmart Inc	116,490	12,006
		93,080
Energy — 1.5%
Chevron Corp	178	28
DT Midstream Inc	7,200	814
Exxon Mobil Corp	15,322	1,727
Marathon Petroleum Corp	7,762	1,496
Shell PLC ADR	15,825	1,132
TotalEnergies ADR	12,457	744
Williams Cos Inc/The	68,772	4,357
		10,298
Financials — 10.5%
Aflac Inc	73,953	8,260
Allstate Corp/The	40,175	8,623
American Financial Group Inc/OH	17,700	2,579
Bank of New York Mellon Corp/The	26,453	2,882
Berkshire Hathaway Inc, Cl B *	7,600	3,821
Cboe Global Markets Inc	25,723	6,309
Chubb Ltd	10,965	3,095
Citigroup Inc	30,106	3,056
Cullen/Frost Bankers Inc	11,272	1,429
Everest Group Ltd	6,960	2,438
Federated Hermes Inc, Cl B	25,335	1,316
Jack Henry & Associates Inc	10,939	1,629
Mastercard Inc, Cl A	6,658	3,787
National Bank of Canada	17,073	1,814
Progressive Corp/The	36,529	9,021
RenaissanceRe Holdings Ltd	12,315	3,127
Travelers Cos Inc/The	12,700	3,546
Unum Group	10,310	802
Visa Inc, Cl A	13,093	4,470
		72,004
Health Care — 15.0%
Abbott Laboratories	6,161	825
AbbVie Inc	48,800	11,299
Amgen Inc, Cl A	16,800	4,741
AstraZeneca PLC ADR	42,458	3,257
BioMarin Pharmaceutical Inc *	9,922	537
Bristol-Myers Squibb Co	50,218	2,265
Cardinal Health Inc	37,902	5,949
Cencora Inc, Cl A	25,145	7,859
Chemed Corp	2,594	1,161

88	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cigna Group/The	2,409	$694
CVS Health Corp	33,367	2,516
Elevance Health Inc	18,259	5,900
Eli Lilly & Co	4,020	3,067
Encompass Health Corp	116	15
Exelixis Inc *	118,989	4,914
Gilead Sciences Inc	58,002	6,438
Incyte Corp *	71,509	6,065
Jazz Pharmaceuticals PLC *	8,615	1,136
Johnson & Johnson	53,245	9,873
McKesson Corp	8,957	6,920
Merck & Co Inc	70,893	5,950
Neurocrine Biosciences Inc *	16,208	2,275
Pfizer Inc	41,260	1,051
Regeneron Pharmaceuticals Inc	721	405
Stryker Corp	6,514	2,408
United Therapeutics Corp *	8,570	3,593
Veeva Systems Inc, Cl A *	4,423	1,318
Zoetis Inc, Cl A	5,894	862
		103,293
Industrials — 9.3%
Allison Transmission Holdings Inc	33,294	2,826
Automatic Data Processing Inc	11,453	3,361
Brink's Co/The	8,961	1,047
Carrier Global Corp	33,119	1,977
CH Robinson Worldwide Inc	23,402	3,098
Cintas Corp	12,911	2,650
CSG Systems International Inc	1,812	117
Cummins Inc	12,145	5,130
Donaldson Co Inc, Cl A	33,835	2,769
EMCOR Group Inc	750	487
General Dynamics Corp	9,200	3,137
L3Harris Technologies Inc	10,890	3,326
Landstar System Inc	11,414	1,399
Lockheed Martin Corp	6,896	3,443
Northrop Grumman Corp	12,612	7,685
Republic Services Inc	13,415	3,078
Robert Half Inc	64,055	2,177
Rollins Inc	1,738	102
RTX Corp	24,555	4,109
Waste Management Inc	54,130	11,954
		63,872
Information Technology — 22.3%
Adobe Inc *	20,105	7,092
Alarm.com Holdings Inc *	30,244	1,605
Amdocs Ltd	127,438	10,456
Apple Inc	44,166	11,246
Arrow Electronics Inc, Cl A *	11,556	1,398
Avnet Inc	80,494	4,208
Box Inc, Cl A *	22,430	724
Cisco Systems Inc	202,257	13,839
Cognizant Technology Solutions Corp, Cl A	51,408	3,448
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dolby Laboratories Inc, Cl A	77,520	$5,610
Dropbox Inc, Cl A *	141,705	4,281
F5 Inc, Cl A *	18,204	5,883
Gen Digital Inc	70,562	2,003
Hewlett Packard Enterprise Co	37,507	921
InterDigital Inc	6,462	2,231
International Business Machines Corp	26,025	7,343
Microsoft Corp	30,310	15,699
Motorola Solutions Inc	22,133	10,121
NetApp Inc	47,616	5,641
NetScout Systems Inc *	68,931	1,781
Open Text Corp	51,325	1,919
Oracle Corp, Cl B	223	63
Progress Software Corp	27,961	1,228
PTC Inc *	3,808	773
Roper Technologies Inc	12,070	6,019
Synopsys Inc *	16,474	8,128
TD SYNNEX Corp	20,158	3,301
VeriSign Inc	26,683	7,460
Vontier Corp	182,962	7,679
Zoom Video Communications Inc, Cl A *	18,945	1,563
		153,663
Materials — 2.6%
AptarGroup Inc	6,262	837
Avery Dennison Corp	26,300	4,265
LyondellBasell Industries NV, Cl A	47,176	2,313
NewMarket Corp	3,975	3,292
Royal Gold Inc, Cl A	6,885	1,381
Sealed Air Corp	96,318	3,405
Silgan Holdings Inc	38,578	1,659
Sonoco Products Co	9,504	410
		17,562
Real Estate — 0.3%
Equity LifeStyle Properties Inc ‡	29,390	1,784

Utilities — 3.9%
Ameren Corp	21,800	2,275
American Electric Power Co Inc	23,100	2,599
DTE Energy Co	25,361	3,587
Duke Energy Corp	26,375	3,264
Entergy Corp	34,800	3,243
National Fuel Gas Co	14,881	1,375
NextEra Energy Inc	16,568	1,251
Portland General Electric Co	39,600	1,742
Public Service Enterprise Group Inc	27,400	2,287
Southern Co/The	19,305	1,829
WEC Energy Group Inc	29,250	3,352
		26,804
Total Common Stock
(Cost $357,343) ($ Thousands)		670,837

SEI Institutional Managed Trust	89

SCHEDULE OF INVESTMENTS

September 30, 2025

Tax-Managed Managed Volatility Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Government Fund, Institutional Class
4.040%**†	16,312,010	$16,312
Total Cash Equivalent
(Cost $16,312) ($ Thousands)		16,312
Total Investments in Securities — 100.0%
(Cost $373,655) ($ Thousands)		$687,149

A list of the open futures contracts held by the Fund at September 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	19	Dec-2025	$6,414	$6,402	$(12)

Percentages are based on a Net Assets of $687,481 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of September 30, 2025.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

The following is a summary of the level of inputs used as of September 30, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	670,837	–	–	670,837
Cash Equivalent	16,312	–	–	16,312
Total Investments in Securities	687,149	–	–	687,149

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(12)	–	–	(12)
Total Other Financial Instruments	(12)	–	–	(12)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a summary of the Fund’s transactions with affiliates for the year ended September 30, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$14,348	$279,983	$(278,019)	$—	$—	$16,312	$590	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

90	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2025

Tax-Managed International Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.3%
Australia — 4.1%

Communication Services — 0.4%
CAR Group Ltd	4,361	$106
REA Group Ltd	2,613	400
Telstra Group Ltd, Cl B	120,998	387
		893
Consumer Discretionary — 0.4%
Harvey Norman Holdings Ltd	97,360	476
JB Hi-Fi Ltd	2,079	160
Wesfarmers Ltd	4,800	292
		928
Consumer Staples — 0.4%
Coles Group Ltd	41,628	642
Metcash Ltd, Cl A	128,011	322
		964
Financials — 0.7%
Bendigo & Adelaide Bank Ltd	67,029	580
QBE Insurance Group Ltd	73,008	995
		1,575
Health Care — 0.2%
CSL Ltd	2,649	349

Industrials — 1.1%
Aurizon Holdings Ltd	226,706	479
Brambles Ltd	77,252	1,269
Computershare Ltd	13,923	335
Qantas Airways Ltd	34,590	250
Ventia Services Group Pty Ltd	59,870	203
		2,536
Materials — 0.2%
Northern Star Resources Ltd	3,036	48
Orica Ltd	12,242	171
Rio Tinto Ltd	2,859	231
		450
Utilities — 0.7%
AGL Energy Ltd	97,752	573
Origin Energy Ltd	110,308	912
		1,485
Total Australia		9,180

Austria — 0.7%
Communication Services — 0.4%
Eurotelesites AG *	20,380	118
Telekom Austria AG, Cl A	63,332	678
		796
Industrials — 0.3%
ANDRITZ AG	8,783	620
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Utilities — 0.0%
EVN AG	1,977	$54
Total Austria		1,470

Belgium — 1.1%
Communication Services — 0.2%
Proximus SADP	44,515	390

Consumer Staples — 0.3%
Colruyt Group N.V	16,733	660

Financials — 0.5%
Ageas SA/NV	16,499	1,145

Industrials — 0.1%
Ackermans & van Haaren NV	1,304	336
Total Belgium		2,531

Canada — 1.9%
Communication Services — 0.2%
Cogeco Communications Inc	10,008	460

Consumer Discretionary — 0.2%
Canadian Tire Corp Ltd, Cl A	4,092	487

Consumer Staples — 0.2%
Loblaw Cos Ltd	13,296	515

Financials — 1.0%
Bank of Nova Scotia/The, Cl C	1,872	121
Canadian Imperial Bank of Commerce	11,017	881
Great-West Lifeco Inc, Cl Common Subs.
Receipt	2,485	101
iA Financial Corp Inc	5,322	605
Power Corp of Canada	13,918	602
		2,310
Utilities — 0.3%
Atco Ltd/Canada, Cl I	17,597	637
Total Canada		4,409

China — 0.5%
Financials — 0.5%
BOC Hong Kong Holdings Ltd	248,200	1,163

Denmark — 2.3%
Consumer Staples — 0.3%
Carlsberg AS, Cl B	1,402	164
Scandinavian Tobacco Group A/S	20,504	283
UIE PLC	2,890	133
		580
Financials — 1.8%
Danske Bank A/S	47,151	2,016
Jyske Bank A/S	2,041	228

SEI Institutional Managed Trust	91

SCHEDULE OF INVESTMENTS

September 30, 2025

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sydbank AS	17,005	$1,368
Tryg A/S	20,131	511
		4,123
Health Care — 0.2%
Coloplast A/S, Cl B	2,216	191
H Lundbeck A/S	33,247	242
		433
Total Denmark		5,136

Finland — 0.6%
Communication Services — 0.1%
Elisa Oyj	4,126	217

Consumer Staples — 0.1%
Kesko Oyj, Cl B	6,455	137

Health Care — 0.1%
Orion Oyj, Cl B	3,767	289

Information Technology — 0.0%
TietoEVRY Oyj	6,775	123

Materials — 0.3%
Kemira Oyj	27,488	618
Total Finland		1,384

France — 8.4%
Communication Services — 1.8%
Metropole Television SA	28,327	426
Orange SA	223,919	3,635
		4,061
Consumer Discretionary — 0.4%
Cie Generale des Etablissements Michelin
SCA	27,950	1,007

Consumer Staples — 0.8%
Carrefour SA	28,845	438
Danone SA	15,759	1,374
		1,812
Energy — 0.5%
Gaztransport Et Technigaz SA	643	120
TotalEnergies SE	16,951	1,033
		1,153
Financials — 1.1%
AXA SA	26,096	1,253
BNP Paribas SA	3,009	275
Credit Agricole SA	45,138	890
		2,418
Health Care — 0.7%
Sanofi SA	16,977	1,609
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Industrials — 1.5%
Bouygues SA	19,540	$882
Eiffage SA	7,783	998
Legrand SA	2,659	442
Societe BIC SA	11,886	743
SPIE SA	2,198	119
Thales SA, Cl A	968	306
		3,490
Information Technology — 0.0%
Rallye SA *	776,984	–

Materials — 0.3%
Air Liquide SA	3,568	744

Utilities — 1.3%
Engie SA	131,750	2,835
Total France		19,129

Germany — 6.8%
Communication Services — 1.5%
Deutsche Telekom AG	85,045	2,900
Freenet AG	2,619	84
Scout24 SE	2,550	320
		3,304
Consumer Discretionary — 0.4%
Hornbach Holding AG & Co KGaA	7,535	870

Consumer Staples — 0.3%
Beiersdorf AG	5,998	628
Henkel AG & Co KGaA	1,777	132
		760
Financials — 2.4%
Allianz SE	1,930	812
Deutsche Bank AG	4,714	167
Deutsche Boerse AG	4,432	1,188
Hannover Rueck SE	1,509	456
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen	2,726	1,742
Talanx AG	7,276	971
		5,336
Health Care — 0.5%
Fresenius Medical Care AG	7,626	403
Fresenius SE & Co KGaA	10,861	607
Siemens Healthineers AG	3,719	202
		1,212
Industrials — 0.9%
Daimler Truck Holding AG	8,497	352
Deutsche Post AG	15,655	700
GEA Group AG	7,037	521
Knorr-Bremse AG	2,220	209

92	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MTU Aero Engines AG	446	$206
Pfeiffer Vacuum Technology AG	628	114
		2,102
Information Technology — 0.4%
Infineon Technologies AG	2,700	106
Nemetschek SE	552	72
SAP SE	2,500	670
		848
Real Estate — 0.1%
Sirius Real Estate Ltd	84,189	111

Utilities — 0.3%
E.ON SE	40,748	768
Total Germany		15,311

Hong Kong — 3.5%
Communication Services — 0.9%
HKT Trust & HKT Ltd	1,141,738	1,689
PCCW Ltd	469,004	321
SmarTone Telecommunications Holdings Ltd	214,500	128
		2,138
Consumer Discretionary — 0.1%
Chow Sang Sang Holdings International Ltd	94,000	167

Consumer Staples — 1.3%
WH Group Ltd	2,659,169	2,880

Financials — 0.2%
Bank of East Asia Ltd/The	47,300	74
Dah Sing Banking Group Ltd	239,389	301
		375
Industrials — 0.1%
CK Hutchison Holdings Ltd	42,500	279

Information Technology — 0.5%
VTech Holdings Ltd	148,700	1,199

Real Estate — 0.2%
CK Asset Holdings Ltd	83,000	402

Utilities — 0.2%
CLP Holdings Ltd, Cl B	18,300	152
HK Electric Investments & HK Electric
Investments Ltd	301,200	229
Power Assets Holdings Ltd	26,200	166
		547
Total Hong Kong		7,987
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Indonesia — 0.1%
Consumer Staples — 0.1%
First Resources Ltd	191,700	$250

Ireland — 0.1%
Consumer Staples — 0.1%
Glanbia PLC	14,522	239

Israel — 2.1%
Communication Services — 0.1%
Bezeq The Israeli Telecommunication Corp Ltd	156,382	300

Consumer Staples — 0.1%
Shufersal Ltd	14,621	173

Financials — 1.1%
Bank Hapoalim BM	27,899	568
Bank Leumi Le-Israel BM	57,539	1,137
Isracard Ltd	8,912	36
Mizrahi Tefahot Bank Ltd	11,813	778
		2,519
Industrials — 0.1%
Elbit Systems Ltd	360	184

Information Technology — 0.7%
Check Point Software Technologies Ltd *	5,794	1,199
Nice Ltd ADR *	1,014	147
Nova Ltd *	317	101
Radware Ltd *	5,318	141
		1,588
Total Israel		4,764

Italy — 2.0%
Consumer Discretionary — 0.2%
Pirelli & C SpA	66,897	457

Energy — 0.3%
Eni SpA	44,745	784
Financials — 0.3%
Generali	9,889	389
Unipol Gruppo SpA	13,806	297
		686
Industrials — 0.1%
Leonardo SpA	3,208	205

Utilities — 1.1%
A2A SpA	383,146	1,004
ACEA SpA	15,969	385
Enel SpA	38,590	366
Italgas SpA	45,006	415

SEI Institutional Managed Trust	93

SCHEDULE OF INVESTMENTS

September 30, 2025

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Terna - Rete Elettrica Nazionale	26,136	$265
		2,435
Total Italy		4,567

Japan — 24.1%
Communication Services — 1.8%
KDDI Corp	69,100	1,104
Nippon Telegraph & Telephone Corp	375,400	393
Nippon Television Holdings Inc	12,600	336
Okinawa Cellular Telephone Co	12,400	219
SoftBank Corp	1,306,534	1,924
		3,976
Consumer Discretionary — 3.7%
Autobacs Seven Co Ltd	10,000	109
Bandai Namco Holdings Inc	8,444	281
Bridgestone Corp	57,876	2,678
EDION Corp	18,700	274
Honda Motor Co Ltd	48,200	498
Isuzu Motors Ltd	22,500	284
Komeri Co Ltd	5,000	112
McDonald's Holdings Co Japan Ltd	23,400	983
Niterra Co Ltd	16,000	618
Sankyo Co Ltd	67,400	1,173
Sekisui House Ltd	17,200	392
Subaru Corp	10,300	210
Sumitomo Rubber Industries Ltd	26,200	318
Toyota Boshoku Corp	3,900	65
Yamada Holdings Co Ltd	102,300	336
		8,331
Consumer Staples — 2.6%
Arcs Co Ltd	20,400	436
Ezaki Glico Co Ltd	10,200	350
Fuji Nihon Seito Corp	7,400	55
Heiwado Co Ltd	7,900	155
Itoham Yonekyu Holdings Inc	5,980	230
Japan Tobacco Inc	38,400	1,261
Kao Corp	7,100	310
Kewpie Corp	12,100	331
Kirin Holdings Co Ltd	3,100	45
Lion Corp	14,100	148
Megmilk Snow Brand Co Ltd	17,000	341
MEIJI Holdings Co Ltd	20,782	432
Morinaga & Co Ltd	8,800	156
NH Foods Ltd	8,300	329
Nichirei Corp	12,500	147
Nippn Corp	10,100	158
Nisshin Seifun Group Inc	20,900	257
Nitto Fuji Flour Milling Co Ltd	4,800	228
Sundrug Co Ltd	8,200	241
Valor Holdings Co Ltd	14,300	281
		5,891
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Energy — 1.3%
ENEOS Holdings Inc	243,500	$1,545
Idemitsu Kosan Co Ltd	20,600	141
Inpex Corp	52,200	941
Itochu Enex Co Ltd	32,511	435
		3,062
Financials — 2.9%
Iyogin Holdings Inc	16,200	245
Japan Post Bank Co Ltd	17,000	209
Japan Post Holdings Co Ltd	76,800	763
Mitsubishi HC Capital Inc	49,000	405
Mitsubishi UFJ Financial Group Inc	53,900	871
Mizuho Financial Group Inc	42,280	1,423
MS&AD Insurance Group Holdings Inc	6,600	150
Sompo Holdings Inc	7,000	217
Sumitomo Mitsui Financial Group Inc	23,000	648
Sumitomo Mitsui Trust Holdings Inc	34,000	988
Yamaguchi Financial Group Inc	57,100	694
		6,613
Health Care — 1.3%
Alfresa Holdings Corp	20,700	297
Astellas Pharma Inc	13,300	145
Daiichi Sankyo Co Ltd	7,300	164
Hoya Corp	1,500	207
Kaken Pharmaceutical Co Ltd	11,200	277
Ono Pharmaceutical Co Ltd	16,100	187
Otsuka Holdings Co Ltd	11,100	593
Shionogi & Co Ltd	53,500	944
Toho Holdings Co Ltd	5,000	185
		2,999
Industrials — 4.9%
Amada Co Ltd	19,600	241
Central Japan Railway Co	12,100	347
EXEO Group	13,600	197
ITOCHU Corp	8,300	473
Kajima Corp	16,700	487
Kamigumi Co Ltd	5,400	164
Kanematsu Corp	9,300	196
Kinden Corp	10,400	356
Mabuchi Motor Co Ltd	7,500	131
Marubeni Corp	4,600	115
MIRAIT ONE corp	40,900	798
Mitsubishi Electric Corp	5,600	144
Mitsui & Co Ltd	6,200	154
Nagase & Co Ltd	8,800	190
NGK Insulators Ltd	22,800	382
NIPPON EXPRESS HOLDINGS INC	8,300	189
Obayashi Corp	11,100	183
Raito Kogyo Co Ltd	6,800	149
Sankyu Inc	7,300	400
Secom Co Ltd	70,859	2,603

94	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Seino Holdings Co Ltd	26,400	$389
Sekisui Chemical Co Ltd	40,400	753
Senko Group Holdings Co Ltd	24,100	332
Sojitz Corp	18,700	495
Sumitomo Corp	20,000	580
Sumitomo Heavy Industries Ltd	11,800	284
TOPPAN Holdings Inc	5,600	144
Zaoh Co Ltd	8,300	139
		11,015
Information Technology — 3.0%
Amano Corp	7,600	216
Anritsu Corp	22,500	287
Brother Industries Ltd	35,257	590
Canon Inc	46,000	1,344
Citizen Watch Co Ltd	41,900	284
FUJIFILM Holdings Corp	14,600	364
Kyocera Corp	9,600	129
NEC Corp	4,800	154
Nippon Electric Glass Co Ltd	14,700	483
Obic Co Ltd	12,100	422
Oracle Corp Japan	3,200	327
Otsuka Corp	22,000	460
Seiko Epson Corp	43,900	562
TIS Inc	27,800	918
Trend Micro Inc/Japan	4,000	219
		6,759
Materials — 1.7%
Aica Kogyo Co Ltd	6,500	164
Asahi Kasei Corp	75,200	592
Daicel Corp	44,800	408
Daiki Aluminium Industry Co Ltd	9,400	72
Kaneka Corp	9,400	268
Kuraray Co Ltd	76,500	880
Kurimoto Ltd	25,500	319
Lintec Corp	17,400	428
Mitsui Chemicals Inc	4,800	120
Nippon Kayaku Co Ltd	12,700	119
Nippon Light Metal Holdings Co Ltd	12,300	175
Rengo Co Ltd	31,100	197
Toyo Seikan Group Holdings Ltd	8,100	185
		3,927
Real Estate — 0.2%
AEON REIT Investment Corp ‡	111	97
Daito Trust Construction Co Ltd	395	9
Keihanshin Building Co Ltd	4,100	45
Nippon Building Fund Inc ‡	280	265
		416
Utilities — 0.7%
Chubu Electric Power Co Inc	9,400	131
Electric Power Development Co Ltd	6,300	118
Kansai Electric Power Co Inc/The	4,800	69
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Osaka Gas Co Ltd	45,200	$1,311
		1,629
Total Japan		54,618

Jordan — 0.2%
Health Care — 0.2%
Hikma Pharmaceuticals PLC	21,579	496

Netherlands — 3.4%
Communication Services — 0.4%
Koninklijke KPN NV	191,619	920

Consumer Staples — 1.7%
Koninklijke Ahold Delhaize NV	92,439	3,744

Energy — 0.0%
Koninklijke Vopak NV	1,326	61
Shell PLC	773	28
		89
Financials — 1.0%
ABN AMRO Bank NV	11,295	363
NN Group NV	26,065	1,839
		2,202
Industrials — 0.3%
Wolters Kluwer NV	5,732	783
Total Netherlands		7,738

New Zealand — 0.6%
Communication Services — 0.1%
Spark New Zealand Ltd	163,973	225

Energy — 0.1%
Channel Infrastructure NZ Ltd	211,528	320

Health Care — 0.2%
Fisher & Paykel Healthcare Corp Ltd	18,931	407

Utilities — 0.2%
Mercury NZ Ltd	76,685	297
Meridian Energy Ltd	33,890	110
		407
Total New Zealand		1,359

Norway — 2.2%
Communication Services — 1.2%
Telenor ASA	160,840	2,670

Consumer Staples — 0.4%
Orkla ASA	83,130	869

Financials — 0.5%
DNB Bank ASA	30,320	827
Sparebank 1 Oestlandet	8,206	155

SEI Institutional Managed Trust	95

SCHEDULE OF INVESTMENTS

September 30, 2025

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SpareBank 1 SR-Bank ASA	16,608	$296
		1,278
Materials — 0.1%
Norsk Hydro ASA	27,354	186
Total Norway		5,003

Portugal — 0.4%
Communication Services — 0.1%
NOS SGPS SA	53,083	243

Consumer Staples — 0.3%
Sonae SGPS SA	372,187	585

Materials — 0.0%
Navigator Co SA/The	29,618	114
Total Portugal		942

Singapore — 4.1%
Consumer Staples — 0.2%
Sheng Siong Group Ltd	208,000	336

Financials — 2.7%
DBS Group Holdings Ltd	54,370	2,157
Oversea-Chinese Banking Corp Ltd	86,900	1,109
Singapore Exchange Ltd	128,800	1,654
United Overseas Bank Ltd	47,400	1,274
		6,194
Industrials — 1.2%
ComfortDelGro Corp Ltd	153,200	172
Jardine Cycle & Carriage Ltd	49,900	1,110
Jardine Matheson Holdings Ltd	11,500	726
Singapore Technologies Engineering Ltd	91,400	611
		2,619
Information Technology — 0.0%
Venture Corp Ltd	7,800	84
Total Singapore		9,233

South Africa — 0.0%
Energy — 0.0%
Thungela Resources Ltd	1,394	7

Spain — 3.4%
Communication Services — 0.0%
Telefonica SA	22,289	115

Consumer Discretionary — 0.1%
Industria de Diseno Textil SA	2,962	164

Energy — 0.2%
Repsol SA, Cl A	24,593	438
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Financials — 0.2%
CaixaBank SA	35,138	$371

Health Care — 0.0%
Faes Farma SA	27,579	139

Industrials — 1.3%
ACS Actividades de Construccion y Servicios SA	10,604	851
Aena SME SA	3,870	106
Logista Integral SA	55,126	1,874
Prosegur Cash SA	136,462	122
		2,953
Information Technology — 0.4%
Indra Sistemas SA	18,299	820

Utilities — 1.2%
Endesa SA	53,969	1,726
Iberdrola SA	31,422	595
Naturgy Energy Group SA	10,294	320
		2,641
Total Spain		7,641

Sweden — 1.9%
Communication Services — 0.2%
Telia Co AB	148,923	569

Consumer Discretionary — 0.2%
Betsson AB, Cl B	22,382	371

Consumer Staples — 0.1%
Essity AB, Cl B	5,818	152

Financials — 0.6%
Industrivarden AB, Cl C	6,086	242
Nordea Bank Abp, Cl A	1,492	24
Skandinaviska Enskilda Banken AB, Cl A	20,112	395
Swedbank AB, Cl A	27,466	830
		1,491
Industrials — 0.4%
Epiroc AB, Cl B	14,193	268
Loomis AB, Cl B	4,228	181
Securitas AB, Cl B	13,727	207
Volvo AB, Cl B	12,886	371
		1,027
Information Technology — 0.2%
Telefonaktiebolaget LM Ericsson ADR	44,703	370

Materials — 0.1%
Svenska Cellulosa AB SCA, Cl B	11,038	146

96	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Real Estate — 0.1%
Nyfosa AB	18,045	$158
Total Sweden		4,284

Switzerland — 9.0%
Communication Services — 0.3%
Swisscom AG	682	496
TX Group AG	559	142
		638
Consumer Staples — 0.3%
Chocoladefabriken Lindt & Spruengli AG	30	459
Nestle SA	1,229	113
		572
Financials — 2.4%
Baloise Holding AG	94	23
Berner Kantonalbank AG	404	131
EFG International AG	20,904	427
Swiss Life Holding AG	619	669
Swiss Re AG	11,088	2,060
Thurgauer Kantonalbank	927	183
Valiant Holding AG	4,744	770
Vontobel Holding AG	1,329	100
Zurich Insurance Group AG	1,551	1,109
		5,472
Health Care — 3.4%
Alcon Inc	3,282	247
Galderma Group AG	1,220	216
Novartis AG	35,591	4,578
Roche Holding AG	6,253	2,083
Sandoz Group AG	4,317	258
Sonova Holding AG	1,166	320
		7,702
Industrials — 0.8%
ABB Ltd	9,006	652
Schindler Holding AG	1,721	655
SGS SA	5,893	613
		1,920
Information Technology — 0.1%
ALSO Holding AG	606	184
Logitech International SA	1,303	144
		328
Materials — 0.4%
Amrize Ltd *	1,850	91
EMS-Chemie Holding AG	68	48
Holcim AG	5,903	504
Sika AG	1,337	300
		943
Real Estate — 0.8%
PSP Swiss Property AG	3,886	669
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Swiss Prime Site AG	7,950	$1,114
		1,783
Utilities — 0.5%
BKW AG	4,974	1,067
Total Switzerland		20,425

United Kingdom — 12.6%
Communication Services — 0.7%
Auto Trader Group PLC	31,131	331
BT Group PLC, Cl A	311,718	803
Vodafone Group PLC	486,819	566
		1,700
Consumer Discretionary — 0.6%
B&M European Value Retail SA	33,117	117
Inchcape PLC	12,034	112
Kingfisher PLC	130,332	544
Pearson PLC	47,153	671
		1,444
Consumer Staples — 5.3%
British American Tobacco PLC	24,922	1,327
Coca-Cola Europacific Partners PLC	4,360	394
Coca-Cola HBC AG	22,887	1,081
Imperial Brands PLC	83,157	3,536
J Sainsbury PLC	262,322	1,181
Premier Foods PLC	268,083	692
Tesco PLC	540,141	3,241
Unilever PLC	8,459	500
		11,952
Energy — 0.8%
BP PLC	63,273	364
Shell PLC	41,523	1,481
		1,845
Financials — 1.2%
3i Group PLC	9,964	550
Aviva PLC	44,076	408
Bank of Georgia Group PLC	1,864	192
HSBC Holdings PLC	98,762	1,395
IG Group Holdings PLC	16,933	246
		2,791
Health Care — 1.1%
GSK PLC	86,250	1,854
Haleon PLC	85,627	386
Haleon PLC ADR	10,112	91
Smith & Nephew PLC	5,360	97
		2,428
Industrials — 2.2%
BAE Systems PLC	43,800	1,220
Balfour Beatty PLC	63,348	554
DCC PLC	1,124	72
Experian PLC	1,960	99

SEI Institutional Managed Trust	97

SCHEDULE OF INVESTMENTS

September 30, 2025

Tax-Managed International Managed Volatility Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ferguson Enterprises Inc	1,009	$227
Howden Joinery Group PLC	30,599	348
Mitie Group PLC	248,276	467
QinetiQ Group PLC	16,078	120
RELX PLC	15,743	753
Serco Group PLC	331,029	1,056
		4,916
Information Technology — 0.4%
Computacenter PLC	4,228	153
Sage Group PLC/The	51,498	765
		918
Materials — 0.1%
Atalaya Mining PLC	21,494	181

Real Estate — 0.0%
Supermarket Income Reit PLC ‡	94,831	100

Utilities — 0.2%
Centrica PLC	154,626	348
Total United Kingdom		28,623

United States — 0.2%
Communication Services — 0.1%
Spotify Technology SA *	302	211

Information Technology — 0.1%
CyberArk Software Ltd *	261	126
Total United States		337

Total Common Stock
(Cost $136,259) ($ Thousands)		218,226

PREFERRED STOCK — 0.5%
Germany — 0.5%
Consumer Staples — 0.5%
Henkel AG & Co KGaA*(A)	13,970	1,128
Industrials — 0.0%
KSB SE & Co KGaA*(A)	98	98

Total Preferred Stock
(Cost $980) ($ Thousands)		1,226
Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Institutional Class
4.040%**†	2,007,911	$2,008
Total Cash Equivalent
(Cost $2,008) ($ Thousands)		2,008
Total Investments in Securities — 97.7%
(Cost $139,247) ($ Thousands)		$221,460

98	SEI Institutional Managed Trust

A list of the open futures contracts held by the Fund at September 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Euro STOXX 50	6	Dec-2025	$386	$390	$5
FTSE 100 Index	1	Dec-2025	125	127	1
SPI 200 Index	1	Dec-2025	144	148	2
TOPIX Index	1	Dec-2025	212	212	–
			$867	$877	$8

Percentages are based on Net Assets of $226,635 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of September 30, 2025.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	No interest rate available.

The following is a summary of the level of inputs used as of September 30, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	34,234	183,992	—	218,226
Cash Equivalent	2,008	—	—	2,008
Preferred Stock	—	1,226	—	1,226
Total Investments in Securities	36,242	185,218	—	221,460

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	8	–	–	8
Total Other Financial Instruments	8	–	–	8

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended September 30, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,367	$41,571	$(40,930)	$—	$—	$2,008	$96	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust	99

SCHEDULE OF INVESTMENTS

September 30, 2025

Real Estate Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 97.9%

Real Estate — 97.9%
Agree Realty Corp ‡	20,320	$1,444
Alexandria Real Estate Equities Inc ‡	4,560	380
American Healthcare REIT Inc ‡	23,650	994
American Homes 4 Rent, Cl A ‡	33,600	1,117
American Tower Corp, Cl A ‡	23,310	4,483
Americold Realty Trust Inc ‡	15,760	193
Apple Hospitality REIT Inc ‡	9,270	111
Brixmor Property Group Inc ‡	59,100	1,636
Broadstone Net Lease Inc, Cl A ‡	36,270	648
BXP Inc ‡	9,410	700
Camden Property Trust ‡	16,480	1,760
CBRE Group Inc, Cl A *	10,400	1,639
Cousins Properties Inc ‡	36,254	1,049
Crown Castle Inc ‡	14,980	1,445
DiamondRock Hospitality Co ‡	59,950	477
Digital Realty Trust Inc, Cl A ‡	20,050	3,466
Diversified Healthcare Trust ‡	15,601	69
Douglas Emmett Inc ‡	13,910	217
EastGroup Properties Inc ‡	2,190	371
Elme Communities ‡	8,083	136
Empire State Realty Trust Inc, Cl A ‡	35,780	274
Equinix Inc ‡	5,540	4,339
Equity LifeStyle Properties Inc ‡	14,520	881
Equity Residential ‡	14,550	942
Essex Property Trust Inc ‡	2,970	795
Extra Space Storage Inc ‡	19,310	2,722
Federal Realty Investment Trust ‡	9,100	922
First Industrial Realty Trust Inc ‡	13,240	681
FrontView REIT Inc ‡	13,640	187
Healthcare Realty Trust Inc, Cl A ‡	34,810	628
Healthpeak Properties Inc ‡	96,185	1,842
Host Hotels & Resorts Inc ‡	68,580	1,167
Hudson Pacific Properties Inc *‡	27,419	76
InvenTrust Properties Corp ‡	2,650	76
Invitation Homes Inc ‡	37,715	1,106
Iron Mountain Inc ‡	17,130	1,746
Jones Lang LaSalle Inc *	1,110	331
Kimco Realty Corp ‡	78,780	1,721
Kite Realty Group Trust ‡	54,880	1,224
Lamar Advertising Co, Cl A ‡	2,330	285
Lineage Inc ‡	4,540	175
Macerich Co/The ‡	24,010	437
National Health Investors Inc ‡	8,690	691
NETSTREIT Corp ‡	34,910	630
NNN REIT Inc ‡	11,890	506
Omega Healthcare Investors Inc ‡	24,060	1,016
Piedmont Office Realty Trust Inc, Cl A ‡	14,755	133
Prologis Inc ‡	30,860	3,534
Public Storage ‡	6,500	1,877
Realty Income Corp ‡	27,950	1,699
Rexford Industrial Realty Inc ‡	15,100	621
SBA Communications Corp, Cl A ‡	8,320	1,609
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Simon Property Group Inc ‡	9,370	$1,758
Sunstone Hotel Investors Inc ‡	14,630	137
UDR Inc ‡	50,990	1,900
Ventas Inc ‡	41,170	2,881
VICI Properties Inc, Cl A ‡	29,290	955
Vornado Realty Trust ‡	21,800	884
Welltower Inc ‡	29,890	5,325
Weyerhaeuser Co ‡	40,850	1,013
		72,061

Total Common Stock
(Cost $55,722) ($ Thousands)		72,061

CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Government Fund, Institutional Class
4.040%**†	1,546,323	1,546
Total Cash Equivalent
(Cost $1,546) ($ Thousands)		1,546
Total Investments in Securities — 100.0%
(Cost $57,268) ($ Thousands)		$73,607

Percentages are based on Net Assets of $73,609 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of September 30, 2025.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

As of September 30, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

100	SEI Institutional Managed Trust

The following is a summary of the Fund’s transactions with affiliates for the year ended September 30, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$700	$22,559	$(21,713)	$—	$—	$1,546	$43	$—

Amounts designated as “-” are either $0 or have been rounded to be $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust	101

SCHEDULE OF INVESTMENTS

September 30, 2025

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 40.5%
Agency Mortgage-Backed Obligations — 35.3%
FHLMC
7.500%, 05/01/2031 to 02/01/2038	$95	$98
7.000%, 04/01/2031 to 03/01/2039	34	36
6.500%, 10/01/2031 to 11/01/2054	3,669	3,869
6.000%, 02/01/2032 to 07/01/2055	33,345	34,391
5.500%, 12/01/2052 to 07/01/2055	31,751	32,224
5.000%, 06/01/2033 to 12/01/2054	12,536	12,536
4.500%, 04/01/2035 to 10/01/2053	21,052	20,593
4.000%, 08/01/2041 to 02/01/2053	24,525	23,341
3.500%, 01/01/2038 to 08/01/2053	24,190	22,526
3.000%, 10/01/2032 to 06/01/2052	53,886	48,254
2.500%, 10/01/2031 to 05/01/2052	74,378	64,015
2.000%, 01/01/2037 to 05/01/2052	58,808	48,932
FHLMC ARM
5.818%, RFUCCT1Y + 1.640%, 11/01/2048(A)	245	255
5.612%, SOFR30A + 2.330%, 07/01/2055(A)	844	853
5.446%, SOFR30A + 2.090%, 05/01/2055(A)	319	323
5.431%, SOFR30A + 2.330%, 08/01/2055(A)	718	725
5.337%, SOFR30A + 2.330%, 08/01/2055(A)	558	564
5.322%, SOFR30A + 2.105%, 08/01/2055(A)	455	461
5.303%, SOFR30A + 2.075%, 07/01/2055(A)	494	500
5.263%, SOFR30A + 2.075%, 07/01/2055(A)	1,218	1,230
5.220%, SOFR30A + 2.265%, 01/01/2055(A)	2,512	2,535
5.198%, SOFR30A + 2.203%, 06/01/2055(A)	775	783
5.141%, SOFR30A + 2.060%, 07/01/2055(A)	441	445
5.121%, SOFR30A + 2.227%, 06/01/2055(A)	2,578	2,599
5.106%, SOFR30A + 2.161%, 06/01/2055(A)	472	475
5.104%, SOFR30A + 2.194%, 08/01/2055(A)	266	269
5.076%, SOFR30A + 2.060%, 08/01/2055(A)	544	548
5.069%, SOFR30A + 2.060%, 07/01/2055(A)	300	303
5.016%, SOFR30A + 2.140%, 06/01/2055(A)	552	557
4.988%, SOFR30A + 2.257%, 02/01/2054(A)	350	353
4.980%, SOFR30A + 2.060%, 06/01/2055(A)	481	485
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
4.895%, SOFR30A + 2.325%, 10/01/2054(A)	$788	$794
4.848%, SOFR30A + 2.245%, 06/01/2055(A)	2,967	2,972
4.828%, SOFR30A + 2.151%, 01/01/2055(A)	922	931
4.611%, SOFR30A + 2.352%, 03/01/2053(A)	1,113	1,107
4.369%, RFUCCT1Y + 1.619%, 11/01/2047(A)	276	283
4.218%, SOFR30A + 2.304%, 05/01/2053(A)	1,303	1,302
3.951%, SOFR30A + 2.140%, 08/01/2052(A)	486	475
3.104%, RFUCCT1Y + 1.621%, 02/01/2050(A)	576	580
3.005%, RFUCCT1Y + 1.628%, 11/01/2048(A)	965	943
2.793%, RFUCCT1Y + 1.635%, 12/01/2050(A)	407	387
FHLMC CMO, Ser 2001-2277, Cl B
7.500%, 01/15/2031	12	13
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	92	96
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	295	309
FHLMC CMO, Ser 2007-3294, Cl CB
5.500%, 03/15/2037	76	79
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037(B)	1	1
FHLMC CMO, Ser 2010-3693, Cl FC
4.987%, SOFR30A + 0.614%, 07/15/2040(A)	174	172
FHLMC CMO, Ser 2011-3919, Cl FA
4.987%, SOFR30A + 0.614%, 09/15/2041(A)	168	166
FHLMC CMO, Ser 2011-3958, Cl AF
4.937%, SOFR30A + 0.564%, 11/15/2041(A)	157	156
FHLMC CMO, Ser 2011-3975, Cl FA
4.977%, SOFR30A + 0.604%, 12/15/2041(A)	145	144
FHLMC CMO, Ser 2012-264, Cl 30
3.000%, 07/15/2042	715	660
FHLMC CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	187	174
FHLMC CMO, Ser 2012-3990, Cl FG
4.937%, SOFR30A + 0.564%, 01/15/2042(A)	180	179
FHLMC CMO, Ser 2012-4059, Cl FP
4.937%, SOFR30A + 0.564%, 06/15/2042(A)	212	210
FHLMC CMO, Ser 2012-4091, Cl BX
3.250%, 10/15/2041	360	341

102	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2012-4091, Cl EX
3.375%, 07/15/2042	$233	$220
FHLMC CMO, Ser 2012-4091, Cl FN
4.887%, SOFR30A + 0.514%, 08/15/2042(A)	206	203
FHLMC CMO, Ser 2012-4091, Cl MX
3.250%, 02/15/2042	269	253
FHLMC CMO, Ser 2012-4117, Cl HB
2.500%, 10/15/2042	244	220
FHLMC CMO, Ser 2013-4160, Cl HP
2.500%, 01/15/2033	210	202
FHLMC CMO, Ser 2013-4184, Cl FN
4.837%, SOFR30A + 0.464%, 03/15/2043(A)	119	117
FHLMC CMO, Ser 2013-4205, Cl PA
1.750%, 05/15/2043	231	203
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	77	65
FHLMC CMO, Ser 2013-4240, Cl FA
4.987%, SOFR30A + 0.614%, 08/15/2043(A)	669	659
FHLMC CMO, Ser 2013-4281, Cl FA
4.887%, SOFR30A + 0.514%, 12/15/2043(A)	93	92
FHLMC CMO, Ser 2014-326, Cl F2
5.037%, SOFR30A + 0.664%, 03/15/2044(A)	260	260
FHLMC CMO, Ser 2014-4303, Cl FA
4.837%, SOFR30A + 0.464%, 02/15/2044(A)	169	166
FHLMC CMO, Ser 2014-4391, Cl MZ
3.000%, 09/15/2044	139	126
FHLMC CMO, Ser 2015-4427, Cl CE
3.000%, 02/15/2034	49	48
FHLMC CMO, Ser 2015-4446, Cl CP
2.250%, 03/15/2045	306	276
FHLMC CMO, Ser 2016-4582, Cl HA
3.000%, 09/15/2045	1,111	1,051
FHLMC CMO, Ser 2016-4587, Cl AF
4.837%, SOFR30A + 0.464%, 06/15/2046(A)	297	295
FHLMC CMO, Ser 2016-4604, Cl FB
4.887%, SOFR30A + 0.514%, 08/15/2046(A)	574	568
FHLMC CMO, Ser 2016-4611, Cl BF
4.887%, SOFR30A + 0.514%, 06/15/2041(A)	2,185	2,161
FHLMC CMO, Ser 2016-4620, Cl LF
4.887%, SOFR30A + 0.514%, 10/15/2046(A)	310	307
FHLMC CMO, Ser 2016-4628, Cl KF
4.987%, SOFR30A + 0.614%, 01/15/2055(A)	353	344
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2016-4639, Cl HZ
3.250%, 04/15/2053(C)	$2,003	$1,663
FHLMC CMO, Ser 2017-356, Cl 300
3.000%, 09/15/2047	943	856
FHLMC CMO, Ser 2017-4709, Cl FA
4.787%, SOFR30A + 0.414%, 08/15/2047(A)	230	226
FHLMC CMO, Ser 2017-4719, Cl LA
3.500%, 09/15/2047	329	309
FHLMC CMO, Ser 2017-4719, Cl LM
3.000%, 09/15/2047	260	237
FHLMC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	698	643
FHLMC CMO, Ser 2018-4753, Cl BD
3.000%, 01/15/2048	278	251
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	164	145
FHLMC CMO, Ser 2018-4818, Cl CA
3.000%, 04/15/2048	335	302
FHLMC CMO, Ser 2018-4826, Cl KF
4.787%, SOFR30A + 0.414%, 09/15/2048(A)	220	215
FHLMC CMO, Ser 2018-4846, Cl PA
4.000%, 06/15/2047	8	8
FHLMC CMO, Ser 2018-4854, Cl FB
4.787%, SOFR30A + 0.414%, 01/15/2049(A)	582	575
FHLMC CMO, Ser 2018-4857, Cl JA
3.350%, 01/15/2049	952	918
FHLMC CMO, Ser 2019-4880, Cl DA
3.000%, 05/15/2050	494	459
FHLMC CMO, Ser 2019-4903, Cl NF
4.871%, SOFR30A + 0.514%, 08/25/2049(A)	200	196
FHLMC CMO, Ser 2019-4927, Cl BG
3.000%, 11/25/2049	449	415
FHLMC CMO, Ser 2019-4937, Cl MD
2.500%, 10/25/2049	443	395
FHLMC CMO, Ser 2019-4940, Cl AG
3.000%, 05/15/2040	264	252
FHLMC CMO, Ser 2019-4941, Cl GA
2.000%, 12/15/2047	253	214
FHLMC CMO, Ser 2020-4954, Cl LB
2.500%, 02/25/2050	268	237
FHLMC CMO, Ser 2020-4957, Cl MY
3.000%, 02/25/2050	312	262
FHLMC CMO, Ser 2020-4980, Cl KI, IO
4.500%, 06/25/2050	1,495	337
FHLMC CMO, Ser 2020-4988, Cl KF
4.821%, SOFR30A + 0.464%, 07/25/2050(A)	323	319
FHLMC CMO, Ser 2020-4991, Cl QV
2.000%, 09/25/2045	267	228

SEI Institutional Managed Trust	103

SCHEDULE OF INVESTMENTS

September 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2020-4993, Cl KF
4.921%, SOFR30A + 0.564%, 07/25/2050(A)	$2,065	$1,998
FHLMC CMO, Ser 2020-4995, Cl IC, IO
4.500%, 07/25/2050	560	85
FHLMC CMO, Ser 2020-5004, Cl FM
4.821%, SOFR30A + 0.464%, 08/25/2050(A)	411	395
FHLMC CMO, Ser 2020-5012, Cl BI, IO
4.000%, 09/25/2050	2,158	449
FHLMC CMO, Ser 2020-5020, Cl ET
3.500%, 10/25/2050	384	354
FHLMC CMO, Ser 2020-5058, Cl BC
5.000%, 11/25/2050	279	277
FHLMC CMO, Ser 2021-5070, Cl DI, IO
4.000%, 02/25/2051	1,900	386
FHLMC CMO, Ser 2021-5091, Cl AB
1.500%, 03/25/2051	755	620
FHLMC CMO, Ser 2021-5092, Cl AP
2.000%, 04/25/2041	328	289
FHLMC CMO, Ser 2021-5092, Cl HE
2.000%, 02/25/2051	463	392
FHLMC CMO, Ser 2021-5116, Cl PB
2.250%, 02/25/2051	477	419
FHLMC CMO, Ser 2021-5118, Cl CA
1.500%, 10/15/2033	459	427
FHLMC CMO, Ser 2021-5119, Cl QF
4.556%, SOFR30A + 0.200%, 06/25/2051(A)	614	578
FHLMC CMO, Ser 2021-5178, Cl TP
2.500%, 04/25/2049	670	600
FHLMC CMO, Ser 2021-5182, Cl M
2.500%, 05/25/2049	397	356
FHLMC CMO, Ser 2022-5201, Cl CA
2.500%, 07/25/2048	568	522
FHLMC CMO, Ser 2022-5202, Cl BH
2.000%, 12/25/2047	277	256
FHLMC CMO, Ser 2022-5202, Cl KA
2.500%, 06/25/2049	396	357
FHLMC CMO, Ser 2022-5202, Cl TA
2.500%, 12/25/2048	783	722
FHLMC CMO, Ser 2022-5207, Cl PA
3.000%, 06/25/2051	617	557
FHLMC CMO, Ser 2022-5210, Cl DC
3.000%, 09/25/2051	411	386
FHLMC CMO, Ser 2022-5217, Cl CD
2.500%, 07/25/2049	458	431
FHLMC CMO, Ser 2022-5220, Cl QK
3.500%, 09/25/2050	852	817
FHLMC CMO, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	2,100	1,951
FHLMC CMO, Ser 2022-5228, Cl TN
3.500%, 07/25/2039	296	286
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2023-5293, Cl IO, IO
2.000%, 03/25/2051	$2,511	$316
FHLMC CMO, Ser 2023-5335, Cl FB
5.187%, SOFR30A + 0.814%, 10/15/2039(A)	778	780
FHLMC CMO, Ser 2024-5396, Cl HF
5.306%, SOFR30A + 0.950%, 04/25/2054(A)	1,059	1,063
FHLMC CMO, Ser 2024-5399, Cl FB
5.256%, SOFR30A + 0.900%, 04/25/2054(A)	613	612
FHLMC CMO, Ser 2024-5410, Cl JY
3.000%, 03/15/2044	462	405
FHLMC CMO, Ser 2024-5451, Cl FD
4.887%, SOFR30A + 0.514%, 01/15/2044(A)	326	321
FHLMC CMO, Ser 2024-5452, Cl KY
3.000%, 03/15/2044	489	425
FHLMC CMO, Ser 2024-5473, Cl BF
5.656%, SOFR30A + 1.300%, 11/25/2054(A)	695	699
FHLMC CMO, Ser 2025-5529, Cl HA
3.000%, 03/15/2043	366	348
FHLMC Multiclass Certificates, Ser P009, Cl A2
1.878%, 01/25/2031	500	449
FHLMC Multifamily Structured Pass-Through Certificates, Ser 150, Cl X1, IO
0.446%, 09/25/2032(A)	8,480	181
FHLMC Multifamily Structured Pass-Through Certificates, Ser 152, Cl X1, IO
0.301%, 11/25/2032(A)	15,279	193
FHLMC Multifamily Structured Pass-Through Certificates, Ser 154, Cl X1, IO
0.526%, 01/25/2033(A)	13,690	342
FHLMC Multifamily Structured Pass-Through Certificates, Ser 155, Cl X1, IO
0.421%, 04/25/2033(A)	8,973	179
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl X1, IO
1.009%, 06/25/2029(A)	1,943	54
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl XAM, IO
1.281%, 06/25/2029(A)	4,850	189
FHLMC Multifamily Structured Pass-Through Certificates, Ser K106, Cl X1, IO
1.437%, 01/25/2030(A)	3,260	160
FHLMC Multifamily Structured Pass-Through Certificates, Ser K110, Cl X1, IO
1.756%, 04/25/2030(A)	1,769	106
FHLMC Multifamily Structured Pass-Through Certificates, Ser K120, Cl X1, IO
1.123%, 10/25/2030(A)	5,377	224

104	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K128, Cl X1, IO
0.606%, 03/25/2031(A)	$8,970	$204
FHLMC Multifamily Structured Pass-Through Certificates, Ser K136, Cl X1, IO
0.491%, 12/25/2031(A)	11,964	208
FHLMC Multifamily Structured Pass-Through Certificates, Ser K149, Cl X1, IO
0.404%, 08/25/2032(A)	11,236	206
FHLMC Multifamily Structured Pass-Through Certificates, Ser K540, Cl AS
4.875%, SOFR30A + 0.520%, 11/25/2029(A)	744	744
FHLMC Multifamily Structured Pass-Through Certificates, Ser K743, Cl X1, IO
1.009%, 05/25/2028(A)	3,919	84
FHLMC Multifamily Structured Pass-Through Certificates, Ser K745, Cl A1
0.836%, 06/25/2028	105	104
FHLMC Multifamily Structured Pass-Through Certificates, Ser KC05, Cl X1, IO
1.341%, 06/25/2027(A)	1,332	15
FHLMC Multifamily Structured Pass-Through Certificates, Ser Q032, Cl A
4.950%, 11/25/2054(A)	285	289
FHLMC Multifamily Structured Pass-Through Certificates, Ser S8FX, Cl A2
3.291%, 03/25/2027	320	317
FHLMC Seasoned Credit Risk Transfer Trust Series, Ser 2016-1, Cl M2
3.750%, 09/25/2055(A)(D)	1,716	1,576
FHLMC Seasoned Credit Risk Transfer Trust Series, Ser 2019-1, Cl M
4.750%, 07/25/2058(A)(D)	2,282	2,233
FHLMC Structured Pass-Through Certificates, Ser 2007-76, Cl 2A
2.203%, 10/25/2037(A)	53	48
FNMA
7.500%, 10/01/2037 to 04/01/2039	49	53
7.000%, 09/01/2026 to 01/01/2039	48	50
6.500%, 03/01/2031 to 10/01/2054	3,156	3,320
6.000%, 02/01/2034 to 06/01/2055	32,707	33,642
5.500%, 02/01/2035 to 09/01/2056	60,106	60,862
5.000%, 06/01/2038 to 12/01/2054	16,926	16,923
4.500%, 06/01/2035 to 08/01/2058	37,961	37,154
4.200%, 01/01/2029	775	777
4.000%, 01/01/2027 to 09/01/2062	36,547	35,029
3.500%, 05/01/2033 to 09/01/2052	30,225	28,032
3.000%, 12/01/2031 to 07/01/2060	109,806	99,812
2.820%, 07/01/2027	526	516
2.500%, 03/01/2035 to 09/01/2061	66,346	57,103
2.435%, 10/01/2051	1,979	1,268
2.000%, 05/01/2036 to 04/01/2052	85,737	71,356
1.850%, 09/01/2035	472	417
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
1.790%, 08/01/2031	$519	$452
FNMA ARM
5.969%, RFUCCT1Y + 1.604%, 03/01/2050(A)	571	594
5.603%, SOFR30A + 2.060%, 08/01/2055(A)	813	823
5.599%, SOFR30A + 2.085%, 12/01/2053(A)	533	537
5.402%, SOFR30A + 2.333%, 08/01/2054(A)	1,161	1,177
5.374%, SOFR30A + 2.060%, 05/01/2055(A)	808	820
5.053%, SOFR30A + 2.086%, 07/01/2055(A)	803	813
5.014%, SOFR30A + 2.050%, 08/01/2055(A)	281	284
4.968%, SOFR30A + 2.310%, 05/01/2055(A)	810	817
4.942%, SOFR30A + 2.160%, 04/01/2055(A)	673	680
4.866%, SOFR30A + 2.279%, 07/01/2054(A)	1,690	1,706
4.674%, SOFR30A + 2.297%, 04/01/2053(A)	3,380	3,416
4.637%, SOFR30A + 2.128%, 08/01/2052(A)	441	443
4.601%, SOFR30A + 2.126%, 08/01/2052(A)	883	887
4.599%, SOFR30A + 2.123%, 08/01/2052(A)	683	683
4.538%, SOFR30A + 2.330%, 04/01/2053(A)	2,820	2,807
4.359%, SOFR30A + 2.125%, 07/01/2052(A)	804	803
4.356%, SOFR30A + 2.162%, 01/01/2055(A)	824	830
4.146%, SOFR30A + 2.129%, 11/01/2052(A)	533	533
4.130%, SOFR30A + 2.132%, 10/01/2052(A)	1,585	1,586
4.104%, SOFR30A + 2.120%, 09/01/2052(A)	600	600
4.067%, SOFR30A + 2.120%, 07/01/2052(A)	1	1
3.935%, SOFR30A + 2.120%, 08/01/2052(A)	193	189
2.755%, RFUCCT1Y + 1.606%, 06/01/2050(A)	301	291
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	30	29
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	89	92
FNMA CMO, Ser 2006-112, Cl ST, IO
2.230%, 11/25/2036(A)	178	10

SEI Institutional Managed Trust	105

SCHEDULE OF INVESTMENTS

September 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2009-103, Cl MB
6.565%, 12/25/2039(A)	$13	$13
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037(B)	190	170
FNMA CMO, Ser 2010-107, Cl FB
4.881%, SOFR30A + 0.524%, 09/25/2040(A)	161	160
FNMA CMO, Ser 2011-111, Cl DB
4.000%, 11/25/2041	329	320
FNMA CMO, Ser 2011-117, Cl AF
4.921%, SOFR30A + 0.564%, 11/25/2041(A)	144	142
FNMA CMO, Ser 2011-117, Cl FA
4.921%, SOFR30A + 0.564%, 11/25/2041(A)	334	331
FNMA CMO, Ser 2011-127, Cl FC
4.921%, SOFR30A + 0.564%, 12/25/2041(A)	154	152
FNMA CMO, Ser 2011-142, Cl EF
4.971%, SOFR30A + 0.614%, 01/25/2042(A)	173	171
FNMA CMO, Ser 2011-55, Cl FH
4.911%, SOFR30A + 0.554%, 06/25/2041(A)	117	116
FNMA CMO, Ser 2011-59, Cl NZ
5.500%, 07/25/2041	629	652
FNMA CMO, Ser 2012-106, Cl FA
4.811%, SOFR30A + 0.454%, 10/25/2042(A)	137	135
FNMA CMO, Ser 2012-118, Cl VZ
3.000%, 11/25/2042	322	297
FNMA CMO, Ser 2012-12, Cl FA
4.971%, SOFR30A + 0.614%, 02/25/2042(A)	152	151
FNMA CMO, Ser 2012-151, Cl NX
1.500%, 01/25/2043	232	203
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	1	1
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	76	80
FNMA CMO, Ser 2012-47, Cl JF
4.971%, SOFR30A + 0.614%, 05/25/2042(A)	205	203
FNMA CMO, Ser 2013-11, Cl AP
1.500%, 01/25/2043	631	580
FNMA CMO, Ser 2013-111, Cl PL
2.000%, 12/25/2042	189	173
FNMA CMO, Ser 2013-35, Cl CL
3.000%, 02/25/2043	4,911	4,838
FNMA CMO, Ser 2013-43, Cl BP
1.750%, 05/25/2043	279	244
FNMA CMO, Ser 2013-49, Cl AP
1.750%, 05/25/2043	185	161
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	$90	$96
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	664	686
FNMA CMO, Ser 2014-25, Cl EL
3.000%, 05/25/2044	354	325
FNMA CMO, Ser 2014-6, Cl Z
2.500%, 02/25/2044	260	231
FNMA CMO, Ser 2014-74, Cl FC
4.871%, SOFR30A + 0.514%, 11/25/2044(A)	169	166
FNMA CMO, Ser 2015-32, Cl FA
4.771%, SOFR30A + 0.414%, 05/25/2045(A)	332	323
FNMA CMO, Ser 2015-48, Cl FB
4.771%, SOFR30A + 0.414%, 07/25/2045(A)	395	385
FNMA CMO, Ser 2015-65, Cl CZ
3.500%, 09/25/2045	284	255
FNMA CMO, Ser 2015-72, Cl GL
3.000%, 10/25/2045	234	205
FNMA CMO, Ser 2015-8, Cl AP
2.000%, 03/25/2045	599	539
FNMA CMO, Ser 2015-84, Cl PA
1.700%, 08/25/2033	375	353
FNMA CMO, Ser 2016-11, Cl CF
4.821%, SOFR30A + 0.464%, 03/25/2046(A)	159	158
FNMA CMO, Ser 2016-11, Cl FG
4.821%, SOFR30A + 0.464%, 03/25/2046(A)	214	212
FNMA CMO, Ser 2016-19, Cl FD
4.871%, SOFR30A + 0.514%, 04/25/2046(A)	997	989
FNMA CMO, Ser 2016-22, Cl FA
4.871%, SOFR30A + 0.514%, 04/25/2046(A)	415	411
FNMA CMO, Ser 2016-22, Cl FG
4.871%, SOFR30A + 0.514%, 04/25/2046(A)	367	363
FNMA CMO, Ser 2016-48, Cl MA
2.000%, 06/25/2038	811	760
FNMA CMO, Ser 2016-57, Cl PC
1.750%, 06/25/2046	1,894	1,625
FNMA CMO, Ser 2016-64, Cl BC
1.750%, 09/25/2046	375	351
FNMA CMO, Ser 2016-64, Cl PE
2.500%, 09/25/2046	363	280
FNMA CMO, Ser 2016-69, Cl BF
4.871%, SOFR30A + 0.514%, 10/25/2046(A)	334	331

106	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2016-75, Cl FE
4.871%, SOFR30A + 0.514%, 10/25/2046(A)	$254	$252
FNMA CMO, Ser 2016-78, Cl FA
4.871%, SOFR30A + 0.514%, 03/25/2044(A)	163	161
FNMA CMO, Ser 2016-79, Cl FH
4.871%, SOFR30A + 0.514%, 11/25/2046(A)	257	255
FNMA CMO, Ser 2016-82, Cl FE
4.871%, SOFR30A + 0.514%, 11/25/2046(A)	564	559
FNMA CMO, Ser 2016-82, Cl FH
4.871%, SOFR30A + 0.514%, 11/25/2046(A)	520	515
FNMA CMO, Ser 2016-84, Cl FB
4.871%, SOFR30A + 0.514%, 11/25/2046(A)	250	248
FNMA CMO, Ser 2016-86, Cl FE
4.871%, SOFR30A + 0.514%, 11/25/2046(A)	650	643
FNMA CMO, Ser 2016-88, Cl CF
4.921%, SOFR30A + 0.564%, 12/25/2046(A)	438	435
FNMA CMO, Ser 2016-91, Cl AF
4.871%, SOFR30A + 0.514%, 12/25/2046(A)	230	228
FNMA CMO, Ser 2017-11, Cl FA
4.871%, SOFR30A + 0.514%, 03/25/2047(A)	99	98
FNMA CMO, Ser 2017-113, Cl FB
4.721%, SOFR30A + 0.364%, 01/25/2048(A)	100	98
FNMA CMO, Ser 2017-12, Cl FD
4.871%, SOFR30A + 0.514%, 03/25/2047(A)	256	254
FNMA CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	376	353
FNMA CMO, Ser 2017-23, Cl FA
4.871%, SOFR30A + 0.514%, 04/25/2047(A)	288	285
FNMA CMO, Ser 2017-24, Cl PG
2.625%, 04/25/2047	994	881
FNMA CMO, Ser 2017-26, Cl FA
4.821%, SOFR30A + 0.464%, 04/25/2047(A)	658	652
FNMA CMO, Ser 2017-35, Cl MC
2.625%, 12/25/2044	196	191
FNMA CMO, Ser 2017-82, Cl FE
4.721%, SOFR30A + 0.364%, 10/25/2047(A)	229	227
FNMA CMO, Ser 2017-9, Cl BF
4.871%, SOFR30A + 0.514%, 03/25/2047(A)	310	307
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2017-9, Cl DF
4.871%, SOFR30A + 0.514%, 03/25/2047(A)	$224	$222
FNMA CMO, Ser 2017-9, Cl EF
4.871%, SOFR30A + 0.514%, 03/25/2047(A)	112	112
FNMA CMO, Ser 2017-96, Cl FB
4.771%, SOFR30A + 0.414%, 12/25/2047(A)	398	392
FNMA CMO, Ser 2018-1, Cl FA
4.721%, SOFR30A + 0.364%, 02/25/2048(A)	128	127
FNMA CMO, Ser 2018-14, Cl KC
3.000%, 03/25/2048	629	603
FNMA CMO, Ser 2018-33, Cl A
3.000%, 05/25/2048	5,436	4,909
FNMA CMO, Ser 2018-36, Cl FD
4.721%, SOFR30A + 0.364%, 06/25/2048(A)	537	531
FNMA CMO, Ser 2018-38, Cl FA
4.771%, SOFR30A + 0.414%, 06/25/2048(A)	3,315	3,197
FNMA CMO, Ser 2018-38, Cl MA
3.300%, 06/25/2048	490	470
FNMA CMO, Ser 2018-43, Cl CT
3.000%, 06/25/2048	549	495
FNMA CMO, Ser 2018-45, Cl TM
3.000%, 06/25/2048	382	347
FNMA CMO, Ser 2018-54, Cl KA
3.500%, 01/25/2047	116	116
FNMA CMO, Ser 2018-55, Cl GA
3.375%, 08/25/2048	366	352
FNMA CMO, Ser 2018-64, Cl A
3.000%, 09/25/2048	350	316
FNMA CMO, Ser 2018-85, Cl EA
3.500%, 12/25/2048	276	269
FNMA CMO, Ser 2019-13, Cl PE
3.000%, 03/25/2049	226	208
FNMA CMO, Ser 2019-15, Cl FA
4.971%, SOFR30A + 0.614%, 04/25/2049(A)	200	195
FNMA CMO, Ser 2019-25, Cl PA
3.000%, 05/25/2048	582	546
FNMA CMO, Ser 2019-41, Cl FG
4.971%, SOFR30A + 0.614%, 08/25/2059(A)	493	479
FNMA CMO, Ser 2019-43, Cl FC
4.871%, SOFR30A + 0.514%, 08/25/2049(A)	389	382
FNMA CMO, Ser 2019-67, Cl FB
4.921%, SOFR30A + 0.564%, 11/25/2049(A)	217	213

SEI Institutional Managed Trust	107

SCHEDULE OF INVESTMENTS

September 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2019-79, Cl FA
4.971%, SOFR30A + 0.614%, 01/25/2050(A)	$1,072	$1,047
FNMA CMO, Ser 2019-81, Cl LH
3.000%, 12/25/2049	267	243
FNMA CMO, Ser 2020-25, Cl BI, IO
3.500%, 01/25/2047	488	82
FNMA CMO, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	444	272
FNMA CMO, Ser 2020-48, Cl AB
2.000%, 07/25/2050	320	275
FNMA CMO, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	900	728
FNMA CMO, Ser 2020-57, Cl TA
2.000%, 04/25/2050	800	709
FNMA CMO, Ser 2020-59, Cl NC
3.000%, 08/25/2040	433	400
FNMA CMO, Ser 2020-64, Cl IB, IO
4.000%, 09/25/2050	707	136
FNMA CMO, Ser 2020-65, Cl DI, IO
4.000%, 09/25/2050	818	166
FNMA CMO, Ser 2020-65, Cl EI, IO
4.000%, 09/25/2050	1,202	234
FNMA CMO, Ser 2021-27, Cl EC
1.500%, 05/25/2051	1,409	1,155
FNMA CMO, Ser 2021-40, Cl DW
2.000%, 06/25/2041	91	81
FNMA CMO, Ser 2021-42, Cl AC
2.000%, 02/25/2051	387	335
FNMA CMO, Ser 2021-65, Cl JA
2.000%, 01/25/2046	245	220
FNMA CMO, Ser 2021-78, Cl ND
1.500%, 11/25/2051	788	647
FNMA CMO, Ser 2021-91, Cl AB
2.500%, 09/25/2049	482	430
FNMA CMO, Ser 2021-95, Cl CP
1.500%, 08/25/2051	211	182
FNMA CMO, Ser 2022-3, Cl N
2.000%, 10/25/2047	1,409	1,262
FNMA CMO, Ser 2022-62, Cl KA
3.250%, 09/25/2052	274	258
FNMA CMO, Ser 2022-89, Cl AY
3.000%, 02/25/2048	604	529
FNMA CMO, Ser 2023-14, Cl EJ
2.750%, 04/25/2049	445	417
FNMA CMO, Ser 2023-2, Cl CI, IO
2.000%, 10/25/2050	2,593	335
FNMA CMO, Ser 2023-37, Cl FH
4.871%, SOFR30A + 0.514%, 01/25/2050(A)	795	781
FNMA CMO, Ser 2023-38, Cl FC
5.021%, SOFR30A + 0.664%, 06/25/2040(A)	594	592
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2023-38, Cl FD
5.213%, SOFR30A + 0.864%, 10/25/2039(A)	$178	$177
FNMA CMO, Ser 2024-64, Cl KY
3.000%, 12/25/2043	284	245
FNMA Grantor Trust, Ser 2017-T1, Cl A
2.898%, 06/25/2027	197	193
FNMA Interest CMO, Ser 2005-360, Cl 2, IO
5.000%, 08/25/2035	318	48
FNMA or FHLMC TBA
5.500%, 10/15/2055	16,770	16,908
5.000%, 10/15/2055	10,880	10,789
4.500%, 10/15/2055	6,575	6,377
4.000%, 10/15/2055	13,725	12,934
3.500%, 10/15/2055	18,200	16,626
3.000%, 10/15/2055	8,930	7,842
2.500%, 10/01/2042	6,925	5,833
2.000%, 10/15/2055	3,575	2,881
FNMA, Ser M15, Cl 1A2
3.700%, 01/25/2036	100	95
FREMF Mortgage Trust, Ser 2019-KF58, Cl B
6.619%, SOFR30A + 2.264%, 01/25/2026(A)(D)	709	705
GNMA
8.000%, 11/15/2029 to 09/15/2030	14	15
7.500%, 03/15/2029 to 10/15/2037	17	17
7.000%, 09/15/2031	7	7
6.500%, 07/15/2028 to 12/15/2035	345	356
6.000%, 01/15/2029 to 07/20/2055	5,263	5,383
5.625%, H15T1Y + 1.500%, 02/20/2034(A)	53	54
5.500%, 07/20/2060(A)	–	–
5.500%, 11/20/2052 to 08/20/2055	11,567	11,686
5.000%, 07/20/2040 to 08/20/2053	8,931	8,972
4.700%, 09/20/2061(A)	26	26
4.500%, 04/20/2041 to 10/20/2054	11,545	11,277
4.409%, 01/20/2069(A)	1	1
4.000%, 09/20/2047 to 08/20/2052	16,026	15,238
3.500%, 09/20/2045 to 11/20/2053	22,618	20,910
3.000%, 03/15/2043 to 06/20/2052	15,534	13,914
2.500%, 12/20/2037 to 03/20/2052	22,373	19,268
2.000%, 08/20/2050 to 10/20/2051	23,447	19,230
GNMA CMO, Ser 2007-78, Cl SA, IO
2.269%, 12/16/2037(A)	226	11
GNMA CMO, Ser 2009-66, Cl XS, IO
2.539%, 07/16/2039(A)	76	4
GNMA CMO, Ser 2010-163, Cl NC
4.000%, 12/20/2040	373	369
GNMA CMO, Ser 2010-4, Cl NS, IO
2.129%, 01/16/2040(A)	1,539	183
GNMA CMO, Ser 2012-34, Cl SA, IO
1.800%, 03/20/2042(A)	179	18

108	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2013-152, Cl HA
2.500%, 06/20/2043	$428	$398
GNMA CMO, Ser 2014-181, Cl L
3.000%, 12/20/2044	306	279
GNMA CMO, Ser 2015-144, Cl CA
2.500%, 10/20/2045	464	412
GNMA CMO, Ser 2016-136, Cl A
3.000%, 07/20/2044	266	242
GNMA CMO, Ser 2016-93, Cl AB
1.750%, 07/20/2044	595	502
GNMA CMO, Ser 2016-99, Cl TL
2.000%, 04/16/2044	178	151
GNMA CMO, Ser 2017-139, Cl GA
3.000%, 09/20/2047	1,053	959
GNMA CMO, Ser 2017-167, Cl BQ
2.500%, 08/20/2044	348	329
GNMA CMO, Ser 2018-65, Cl DC
3.500%, 05/20/2048	414	386
GNMA CMO, Ser 2019-71, Cl PT
3.000%, 06/20/2049	135	124
GNMA CMO, Ser 2019-90, Cl AB
3.000%, 07/20/2049	226	204
GNMA CMO, Ser 2020-63, Cl UD
1.750%, 04/20/2050	376	311
GNMA CMO, Ser 2021-105, Cl P
1.750%, 06/20/2051	1,825	1,501
GNMA CMO, Ser 2021-107, Cl DB
1.750%, 04/20/2051	1,721	1,417
GNMA CMO, Ser 2021-135, Cl A
2.000%, 08/20/2051	314	262
GNMA CMO, Ser 2021-160, Cl NE
2.000%, 09/20/2051	2,401	2,052
GNMA CMO, Ser 2021-188, Cl PA
2.000%, 10/20/2051	1,373	1,135
GNMA CMO, Ser 2021-215, Cl GA
2.000%, 12/20/2051	2,090	1,827
GNMA CMO, Ser 2021-225, Cl YC
2.000%, 12/20/2051	337	290
GNMA CMO, Ser 2021-24, Cl BC
1.250%, 02/20/2051	440	346
GNMA CMO, Ser 2021-27, Cl BD
5.000%, 02/20/2051	426	425
GNMA CMO, Ser 2021-27, Cl CW
5.000%, 02/20/2051(A)	554	552
GNMA CMO, Ser 2021-27, Cl NT
5.000%, 02/20/2051	440	434
GNMA CMO, Ser 2021-27, Cl Q
5.000%, 02/20/2051	393	391
GNMA CMO, Ser 2021-8, Cl CY
5.000%, 01/20/2051	393	392
GNMA CMO, Ser 2021-89, Cl LK
2.000%, 05/20/2051	752	626
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2021-97, Cl QK
2.000%, 06/20/2051	$1,814	$1,513
GNMA CMO, Ser 2022-107, Cl C
2.500%, 06/20/2051	1,833	1,538
GNMA CMO, Ser 2022-138, Cl PT
2.500%, 10/20/2051	2,707	2,268
GNMA CMO, Ser 2022-153, Cl KA
4.000%, 12/20/2049	422	416
GNMA CMO, Ser 2022-189, Cl PT
2.500%, 10/20/2051	728	611
GNMA CMO, Ser 2022-197, Cl LF
5.089%, SOFR30A + 0.700%, 11/20/2052(A)	1,688	1,680
GNMA CMO, Ser 2022-205, Cl A
2.000%, 09/20/2051	668	545
GNMA CMO, Ser 2022-24, Cl AH
2.500%, 02/20/2052	1,004	867
GNMA CMO, Ser 2022-31, Cl GH
2.500%, 12/20/2049	1,122	1,014
GNMA CMO, Ser 2022-34, Cl DN
3.500%, 09/20/2041	834	801
GNMA CMO, Ser 2022-46, Cl LY
3.000%, 03/20/2052	256	214
GNMA CMO, Ser 2022-5, Cl BA
2.000%, 10/20/2049	1,541	1,346
GNMA CMO, Ser 2022-50, Cl CA
3.000%, 03/20/2052	1,449	1,311
GNMA CMO, Ser 2022-66, Cl CG
3.500%, 04/20/2052	925	885
GNMA CMO, Ser 2022-78, Cl HW
2.500%, 04/20/2052	327	262
GNMA CMO, Ser 2022-84, Cl A
2.500%, 01/20/2052	3,499	2,930
GNMA CMO, Ser 2022-9, Cl GA
2.000%, 01/20/2052	923	770
GNMA CMO, Ser 2022-99, Cl JW
2.500%, 01/20/2052	200	168
GNMA CMO, Ser 2023-81, Cl YJ
3.500%, 06/20/2053	1,920	1,682
GNMA CMO, Ser 2024-110, Cl JC
3.000%, 09/20/2047	2,459	2,343
GNMA CMO, Ser 2024-110, Cl JL
3.000%, 10/20/2049	689	596
GNMA CMO, Ser 2024-184, Cl GC
3.500%, 10/20/2051	12,771	12,303
GNMA CMO, Ser 2024-30, Cl AF
5.639%, SOFR30A + 1.250%, 02/20/2054(A)	280	281
GNMA CMO, Ser 2024-30, Cl DF
5.689%, SOFR30A + 1.300%, 02/20/2054(A)	639	642
GNMA CMO, Ser 2024-45, Cl BD
2.000%, 03/20/2054	330	304

SEI Institutional Managed Trust	109

SCHEDULE OF INVESTMENTS

September 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2024-97, Cl FW
5.539%, SOFR30A + 1.150%, 06/20/2054(A)	$1,079	$1,081
GNMA CMO, Ser 2025-1, Cl GC
3.500%, 10/20/2051	7,971	7,679
GNMA CMO, Ser 2025-7, Cl EL
2.500%, 01/20/2055	296	213
GNMA TBA
5.500%, 11/01/2034	8,950	9,017
5.000%, 10/01/2033	15,175	15,093
4.500%, 10/15/2055	7,000	6,787
4.000%, 10/15/2055	11,950	11,234
3.500%, 10/15/2055	14,420	13,146
2.500%, 10/15/2055	16,700	14,375
GNMA, Ser 11, Cl IX, IO
1.161%, 12/16/2062(A)	3,003	248
GNMA, Ser 110, Cl IO, IO
0.875%, 11/16/2063(A)	2,275	154
GNMA, Ser 118, Cl IO, IO
0.884%, 06/16/2062(A)	3,544	222
GNMA, Ser 14, Cl IO, IO
1.331%, 06/16/2063(A)	2,564	236
GNMA, Ser 147, Cl KI, IO
1.144%, 06/16/2061(A)	2,532	208
GNMA, Ser 169, Cl IO, IO
1.113%, 06/16/2061(A)	2,815	230
GNMA, Ser 171, Cl IO, IO
0.652%, 09/16/2059(A)	5,176	193
GNMA, Ser 179, Cl IO, IO
0.611%, 09/16/2063(A)	7,991	337
GNMA, Ser 181, Cl IO, IO
0.981%, 07/16/2063(A)	2,877	200
GNMA, Ser 2012-112, Cl IO, IO
0.107%, 02/16/2053(A)	305	1
GNMA, Ser 45, Cl IO, IO
0.545%, 03/16/2059(A)	6,395	220
GNMA, Ser 59, Cl IO, IO
0.570%, 02/16/2062(A)	3,282	145
GNMA, Ser 60, Cl IO, IO
0.826%, 05/16/2063(A)	2,253	138
GNMA, Ser 68, Cl IO, IO
1.615%, 05/16/2060(A)	2,465	273
GNMA, Ser 89, Cl IA, IO
1.169%, 04/16/2062(A)	2,959	240
GNMA, Ser 92, Cl AH
2.000%, 06/16/2064	2,075	1,562
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 92, Cl IA, IO
0.610%, 06/16/2064(A)	$1,977	$106
		1,246,394
Non-Agency Mortgage-Backed Obligations — 5.2%
1211 Avenue of the Americas Trust, Ser 2015-1211, Cl A1A2
3.901%, 08/10/2035(D)	2,276	2,191
ACRA Trust, Ser 2024-NQM1, Cl A1
5.608%, 10/25/2064(C)(D)	2,279	2,292
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
6.470%, TSFR6M + 2.428%, 06/25/2045(A)	38	38
American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
6.195%, TSFR6M + 2.178%, 11/25/2045(A)	601	223
American Home Mortgage Investment Trust, Ser 2006-1, Cl 12A1
4.672%, TSFR1M + 0.514%, 03/25/2046(A)	1,588	1,421
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(A)(D)	186	177
Angel Oak Mortgage Trust, Ser 2020-5, Cl A1
1.373%, 05/25/2065(A)(D)	37	36
Angel Oak Mortgage Trust, Ser 2021-6, Cl A1
1.458%, 09/25/2066(A)(D)	395	336
Angel Oak Mortgage Trust, Ser 2022-2, Cl A1
3.353%, 01/25/2067(A)(D)	3,800	3,604
Angel Oak Mortgage Trust, Ser 2023-1, Cl A1
4.750%, 09/26/2067(C)(D)	1,618	1,611
Arbor Realty Commercial Real Estate Notes, Ser 2021-FL3, Cl A
5.335%, TSFR1M + 1.184%, 08/15/2034(A)(D)	349	349
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.227%, 08/10/2038(A)(D)	1,790	1,745
BANK, Ser BNK40, Cl A4
3.504%, 03/15/2064(A)	605	564
BANK, Ser BNK44, Cl A5
5.935%, 11/15/2055(A)	387	410
BANK, Ser BNK48, Cl ASB
4.971%, 10/15/2057	680	695
Bayview MSR Opportunity Master Fund Trust, Ser 2021-5, Cl A5
2.500%, 11/25/2051(A)(D)	2,544	2,281

110	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Bayview Opportunity Master Fund VI Trust, Ser 2021-6, Cl A5
2.500%, 10/25/2051(A)(D)	$4,828	$4,302
BBCMS Mortgage Trust, Ser 5C33, Cl A4
5.839%, 03/15/2058	982	1,035
BBCMS Mortgage Trust, Ser 5C37, Cl A3
5.015%, 09/15/2058	662	677
BBCMS Mortgage Trust, Ser C17, Cl A5
4.441%, 09/15/2055	790	778
BBCMS Mortgage Trust, Ser C18, Cl A5
5.710%, 12/15/2055(A)	675	715
BBCMS Mortgage Trust, Ser C2, Cl ASB
4.236%, 12/15/2051	126	126
BBCMS Mortgage Trust, Ser C32, Cl A5
5.720%, 02/15/2062	1,450	1,546
BBCMS Mortgage Trust, Ser C35, Cl A5
5.586%, 07/15/2058(A)	244	257
BBCMS Mortgage Trust, Ser C6, Cl A2
2.690%, 02/15/2053	472	444
BBCMS Trust, Ser 2015-SRCH, Cl A1
3.312%, 08/10/2035(D)	215	212
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
4.507%, 05/25/2034(A)	4	3
Bear Stearns ARM Trust, Ser 2003-7, Cl 9A
6.173%, 10/25/2033(A)	149	135
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC6, Cl 1A3
5.500%, 09/25/2035(A)	410	396
Bear Stearns Mortgage Funding Trust, Ser 2007-AR3, Cl 1A1
4.552%, TSFR1M + 0.394%, 03/25/2037(A)	2,004	1,888
Benchmark Mortgage Trust, Ser B25, Cl A4
2.268%, 04/15/2054	327	297
Benchmark Mortgage Trust, Ser B33, Cl A5
3.458%, 03/15/2055	800	740
Benchmark Mortgage Trust, Ser B35, Cl A5
4.591%, 05/15/2055(A)	485	475
Benchmark Mortgage Trust, Ser B35, Cl AS
4.591%, 05/15/2055(A)	530	498
BMO Mortgage Trust, Ser 5C10, Cl A3
5.578%, 05/15/2058	492	513
BMO Mortgage Trust, Ser C1, Cl A1
2.198%, 02/15/2055	198	195
BMO Mortgage Trust, Ser C11, Cl A5
5.687%, 02/15/2058	496	526
BMO Mortgage Trust, Ser C12, Cl A5
5.871%, 06/15/2058(A)	328	352
BMP, Ser MF23, Cl D
6.541%, TSFR1M + 2.390%, 06/15/2041(A)(D)	780	782
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BPR Trust, Ser STAR, Cl A
7.382%, TSFR1M + 3.232%, 08/15/2039(A)(D)	$1,785	$1,785
BRAVO Residential Funding Trust, Ser 2024- NQM5, Cl A1
5.803%, 06/25/2064(C)(D)	1,190	1,201
Bunker Hill Loan Depositary Trust, Ser 2019-2, Cl A1
2.879%, 07/25/2049(C)(D)	127	125
BX Commercial Mortgage Trust, Ser AIRC, Cl A
5.841%, TSFR1M + 1.691%, 08/15/2039(A)(D)	590	591
BX Commercial Mortgage Trust, Ser BIO2, Cl D
7.970%, 08/13/2041(A)(D)	560	557
BX Commercial Mortgage Trust, Ser VIV4, Cl A
2.843%, 03/09/2044(D)	2,000	1,847
BX Commercial Mortgage Trust, Ser VLT5, Cl A
5.591%, 11/13/2046(A)(D)	790	805
BX Commercial Mortgage Trust, Ser VOLT, Cl A
4.965%, TSFR1M + 0.814%, 09/15/2036(A)(D)	1,993	1,987
BX Commercial Mortgage Trust, Ser XL3, Cl A
5.912%, TSFR1M + 1.761%, 12/09/2040(A)(D)	609	609
BX Trust, Ser 2019-OC11, Cl A
3.202%, 12/09/2041(D)	1,200	1,134
BX Trust, Ser GW, Cl A
5.750%, TSFR1M + 1.600%, 07/15/2042(A)(D)	1,435	1,439
BX Trust, Ser LBA, Cl AV
5.066%, TSFR1M + 0.914%, 02/15/2036(A)(D)	356	356
BX Trust, Ser VLT6, Cl A
5.593%, TSFR1M + 1.443%, 03/15/2042(A)(D)	1,505	1,505
BX Trust, Ser VLT7, Cl A
5.850%, TSFR1M + 1.700%, 07/15/2044(A)(D)	618	620
BX Trust, Ser VLT7, Cl B
6.150%, TSFR1M + 2.000%, 07/15/2044(A)(D)	1,675	1,681
CD Commercial Mortgage Trust, Ser 2017- CD3, Cl A4
3.631%, 02/10/2050	480	466
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A4
3.572%, 06/15/2050	371	366

SEI Institutional Managed Trust	111

SCHEDULE OF INVESTMENTS

September 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CFCRE Commercial Mortgage Trust, Ser C4, Cl AM
3.691%, 05/10/2058	$2,502	$2,484
Chase Home Lending Mortgage Trust, Ser 2025-RPL1, Cl A1A
3.375%, 04/25/2065(A)(D)	506	458
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
5.894%, 02/25/2037(A)	3	3
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
6.320%, 02/25/2037(A)	3	2
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
6.911%, 06/25/2035(A)	1	1
Citigroup Commercial Mortgage Trust, Ser 2019-GC41, Cl A5
2.869%, 08/10/2056	2,680	2,507
Citigroup Commercial Mortgage Trust, Ser C5, Cl AS
4.408%, 06/10/2051(A)	2,229	2,199
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
6.740%, 09/25/2033(A)	2	2
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(D)	496	420
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(D)	553	474
COLT Mortgage Loan Trust, Ser 2024-4, Cl A1
5.949%, 07/25/2069(C)(D)	1,407	1,423
COMM Mortgage Trust, Ser 2014-UBS3, Cl AM
4.012%, 06/10/2047	33	32
COMM Mortgage Trust, Ser CR14, Cl B
3.792%, 02/10/2047(A)	290	281
COMM Mortgage Trust, Ser CR26, Cl C
4.647%, 10/10/2048(A)	870	821
Connecticut Avenue Securities Trust, Ser 2021-R01, Cl 1M2
5.906%, SOFR30A + 1.550%, 10/25/2041(A)(D)	1,244	1,247
Connecticut Avenue Securities Trust, Ser 2022-R01, Cl 1B1
7.506%, SOFR30A + 3.150%, 12/25/2041(A)(D)	460	471
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
6.991%, 10/25/2033(A)	146	144
Cross Mortgage Trust, Ser 2024-H2, Cl A1
6.093%, 04/25/2069(C)(D)	1,269	1,282
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CSAIL Commercial Mortgage Trust, Ser C20, Cl A3
2.805%, 03/15/2054	$810	$743
CSMC Trust, Ser 2017-RPL1, Cl M2
2.972%, 07/25/2057(A)(D)	1,760	1,372
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048(A)(D)	1,437	1,293
CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/2060(A)(D)	925	821
CSMC, Ser 2014-USA, Cl A2
3.953%, 09/15/2037(D)	410	375
CSMC, Ser 2021-NQM3, Cl A1
1.015%, 04/25/2066(A)(D)	3,585	3,101
CSMC, Ser 2022-ATH2, Cl A1
4.547%, 05/25/2067(A)(D)	2,189	2,181
DC Office Trust, Ser 2019-MTC, Cl A
2.965%, 09/15/2045(D)	1,240	1,130
EFMT, Ser 2023-1, Cl A3
6.544%, 02/25/2068(C)(D)	1,030	1,029
ELP Commercial Mortgage Trust, Ser ELP, Cl C
5.585%, TSFR1M + 1.434%, 11/15/2038(A)(D)	2,479	2,476
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
5.856%, SOFR30A + 1.500%, 10/25/2041(A)(D)	4,918	4,931
First Franklin Mortgage Loan Trust, Ser 2004-FF5, Cl A3C
5.272%, TSFR1M + 1.114%, 08/25/2034(A)	188	177
Fontainebleau Miami Beach Mortgage Trust, Ser FBLU, Cl A
5.600%, TSFR1M + 1.450%, 12/15/2039(A)(D)	1,180	1,180
GCAT Trust, Ser 2025-INV2, Cl A1
6.000%, 05/25/2055(A)(D)	4,301	4,360
GCAT Trust, Ser 2025-NQM3, Cl A1
0.000%, 05/25/2070(C)(D)(E)	3,365	3,394
GPMT, Ser 2021-FL3, Cl A
5.750%, TSFR1M + 1.614%, 07/16/2035(A)(D)	157	157
GS Mortgage Securities II, Ser SHIP, Cl A
4.466%, 09/10/2038(A)(D)	1,235	1,232
GS Mortgage Securities Trust, Ser 2014- GC26, Cl B
4.215%, 11/10/2047(A)	636	606
GS Mortgage Securities Trust, Ser GSA2, Cl A4
1.721%, 12/12/2053	1,055	943
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(D)	1,159	1,137

112	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage-Backed Securities Trust, Ser 2024-RPL4, Cl A1
3.900%, 09/25/2061(C)(D)	$2,198	$2,150
GS Mortgage-Backed Securities Trust, Ser 2025-PJ6, Cl A5
5.500%, 11/25/2055(A)(D)	1,820	1,830
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
5.594%, 10/25/2033(A)	76	76
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	4	4
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	–	1
HarborView Mortgage Loan, Ser 2004-3, Cl 1A
5.769%, 05/19/2034(A)	266	254
Hudson Yards Mortgage Trust, Ser 2019- 30HY, Cl A
3.228%, 07/10/2039(D)	1,225	1,165
Hudson Yards Mortgage Trust, Ser 2019- 55HY, Cl A
3.041%, 12/10/2041(A)(D)	1,240	1,161
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2019-OSB, Cl A
3.397%, 06/05/2039(D)	1,500	1,417
JP Morgan Chase Commercial Mortgage Securities Trust, Ser JP2, Cl A4
2.822%, 08/15/2049	980	968
JP Morgan Chase Commercial Mortgage Securities Trust, Ser JP4, Cl A3
3.393%, 12/15/2049	176	174
JP Morgan Mortgage Trust Series, Ser 2025-NQM3, Cl A3
5.851%, 11/25/2065(A)(D)	3,435	3,456
JP Morgan Mortgage Trust, Ser 2006-A2, Cl 5A3
6.706%, 11/25/2033(A)	4	4
JP Morgan Mortgage Trust, Ser 2020-1, Cl A3A
3.000%, 06/25/2050(A)(D)	112	98
Legacy Mortgage Asset Trust, Ser 2021- GS2, Cl A1
5.750%, 04/25/2061(C)(D)	358	357
Lehman XS Trust, Ser 2007-16N, Cl 2A2
5.972%, TSFR1M + 1.814%, 09/25/2047(A)	2,941	2,681
MAD Commercial Mortgage Trust, Ser 11MD, Cl A
4.754%, 10/15/2042(A)(D)	1,395	1,391
MAD Commercial Mortgage Trust, Ser 11MD, Cl C
5.631%, 10/15/2042(A)(D)	1,520	1,526
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
MASTR Resecuritization Trust, Ser 2005, Cl 3, PO
0.000%, 05/28/2035(B)(D)	$1	$1
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
6.683%, 07/25/2033(A)	4	4
MF1, Ser 2020-FL4, Cl A
5.957%, TSFR1M + 1.814%, 12/15/2035(A)(D)	143	143
MF1, Ser 2021-FL7, Cl A
5.330%, TSFR1M + 1.194%, 10/16/2036(A)(D)	171	171
MF1, Ser 2025-FL17, Cl A
5.456%, TSFR1M + 1.320%, 02/18/2040(A)(D)	1,820	1,818
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(A)(D)	194	171
MFA Trust, Ser 2021-RPL1, Cl A1
1.131%, 07/25/2060(A)(D)	340	312
Mill City Mortgage Loan Trust, Ser 2021- NMR1, Cl A1
1.125%, 11/25/2060(A)(D)	295	284
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 5C1, Cl A3
5.635%, 03/15/2058	230	240
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C34, Cl B
4.111%, 11/15/2052(A)	1,030	963
Morgan Stanley Capital I Trust, Ser 2016- BNK2, Cl XA, IO
1.072%, 11/15/2049(A)	2,646	16
Morgan Stanley Capital I Trust, Ser HR8, Cl A3
1.790%, 07/15/2053	385	344
Morgan Stanley Capital I Trust, Ser L8, Cl AS
3.918%, 04/15/2055(A)	580	534
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-INV2, Cl A1
6.500%, 02/25/2054(A)(D)	1,083	1,101
MSWF Commercial Mortgage Trust, Ser 2, Cl XA, IO
1.141%, 12/15/2056(A)	5,208	298
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(D)	78	75
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A3
1.516%, 11/27/2056(A)(D)	244	217
New Residential Mortgage Loan Trust, Ser 2022-NQM4, Cl A1
5.000%, 06/25/2062(C)(D)	1,442	1,437
New Residential Mortgage Loan Trust, Ser 2024-NQM1, Cl A1
6.129%, 03/25/2064(C)(D)	1,065	1,076

SEI Institutional Managed Trust	113

SCHEDULE OF INVESTMENTS

September 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
NJ Trust, Ser GSP, Cl A
6.697%, 01/06/2029(A)(D)	$865	$908
NRTH Commercial Mortgage Trust, Ser PARK, Cl A
5.543%, TSFR1M + 1.393%, 10/15/2040(A)(D)	830	828
NRTH Mortgage Trust, Ser PARK, Cl A
5.792%, TSFR1M + 1.641%, 03/15/2039(A)(D)	2,210	2,205
NYC Commercial Mortgage Trust, Ser 1155, Cl A
5.833%, 06/10/2042(D)	2,036	2,046
OBX Trust, Ser 2019-EXP1, Cl 1A3
4.000%, 01/25/2059(A)(D)	7	7
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(D)	406	337
OBX Trust, Ser 2021-NQM3, Cl A3
1.362%, 07/25/2061(A)(D)	819	679
OBX Trust, Ser 2023-NQM1, Cl A1
5.928%, 11/25/2063(C)(D)	1,314	1,325
OBX Trust, Ser 2023-NQM3, Cl A1
5.949%, 02/25/2063(C)(D)	1,019	1,021
OBX Trust, Ser 2024-NQM10, Cl A3
6.433%, 05/25/2064(C)(D)	326	330
OBX Trust, Ser 2024-NQM11, Cl A3
6.230%, 06/25/2064(C)(D)	722	729
OBX Trust, Ser 2025-NQM3, Cl A1
5.648%, 12/01/2064(C)(D)	1,183	1,195
OBX Trust, Ser 2025-NQM6, Cl A1
5.603%, 03/25/2065(C)(D)	1,974	1,997
OBX Trust, Ser 2025-NQM7, Cl A1
5.560%, 05/25/2055(C)(D)	2,022	2,042
Oceanview Mortgage Trust, Ser 2021-3, Cl A5
2.500%, 07/25/2051(A)(D)	3,100	2,788
Oceanview Mortgage Trust, Ser 2025-1, Cl AF1
5.156%, SOFR30A + 0.800%, 11/25/2054(A)(D)	1,624	1,626
Oceanview Mortgage Trust, Ser 2025-2, Cl AF1
5.206%, SOFR30A + 0.850%, 04/25/2055(A)(D)	1,418	1,418
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/2054(D)	1,570	1,446
PHH Alternative Mortgage Trust, Ser 2007- 3, Cl A3
4.872%, TSFR1M + 0.714%, 07/25/2037(A)	1,722	1,695
PMT Loan Trust, Ser 2024-INV1, Cl A3
5.500%, 10/25/2059(A)(D)	3,295	3,316
Prime Mortgage Trust, Ser 2004-CL1, Cl 1, PO
0.000%, 02/25/2034(B)	1	1
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
PRKCM Trust, Ser 2022-AFC1, Cl A1A
4.100%, 04/25/2057(A)(D)	$1,220	$1,214
PRKCM Trust, Ser 2023-AFC1, Cl A1
6.598%, 02/25/2058(C)(D)	977	979
Rate Mortgage Trust, Ser 2024-J4, Cl A4
6.000%, 12/25/2054(A)(D)	2,341	2,381
RCKT Mortgage Trust, Ser 2021-3, Cl A1
2.500%, 07/25/2051(A)(D)	411	341
RCKT Mortgage Trust, Ser 2022-2, Cl A2
2.500%, 02/25/2052(A)(D)	503	417
RCKT Mortgage Trust, Ser 2025-CES1, Cl A1A
5.653%, 01/25/2045(C)(D)	1,618	1,637
RCKT Mortgage Trust, Ser 2025-CES2, Cl A1A
5.503%, 02/25/2055(C)(D)	1,651	1,666
RCKT Mortgage Trust, Ser 2025-CES8, Cl A1A
5.148%, 08/25/2055(A)(D)	890	895
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.869%, 12/25/2034(A)	165	150
Saluda Grade Alternative Mortgage Trust, Ser 2025-LOC4, Cl A1A
6.106%, SOFR30A + 1.750%, 06/25/2055(A)(D)	3,118	3,123
Sequoia Mortgage Trust, Ser 2018-CH4, Cl B1B
5.070%, 10/25/2048(A)(D)	830	831
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/2043(A)(D)	390	339
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/2043(A)(D)	75	65
SG Commercial Mortgage Securities Trust, Ser C5, Cl A3
2.779%, 10/10/2048	391	389
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(A)(D)	131	123
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(D)	70	69
Starwood Mortgage Residential Trust, Ser 2020-INV1, Cl A1
1.027%, 11/25/2055(A)(D)	77	73
Starwood Mortgage Residential Trust, Ser 2021-4, Cl A1
1.162%, 08/25/2056(A)(D)	445	396
Structured Asset Mortgage Investments II Trust, Ser 2007-AR3, Cl 2A1
4.652%, TSFR1M + 0.494%, 09/25/2047(A)	1,680	1,576

114	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-24A, Cl 3A2
6.414%, 07/25/2033(A)	$12	$12
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-37A, Cl 2A
5.581%, 12/25/2033(A)	5	5
SWCH Commercial Mortgage Trust, Ser DATA, Cl A
5.593%, TSFR1M + 1.443%, 02/15/2042(A)(D)	832	828
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057(A)(D)	253	248
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/2063(A)(D)	437	424
Towd Point Mortgage Trust, Ser 2021-1, Cl A1
2.250%, 11/25/2061(A)(D)	310	292
UBS Commercial Mortgage Trust, Ser C4, Cl A3
3.301%, 10/15/2050	401	395
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(D)	190	171
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(D)	383	342
Verus Securitization Trust, Ser 2021-3, Cl A1
1.046%, 06/25/2066(A)(D)	345	303
Verus Securitization Trust, Ser 2021-4, Cl A1
0.938%, 07/25/2066(A)(D)	443	376
Verus Securitization Trust, Ser 2021-5, Cl A1
1.013%, 09/25/2066(A)(D)	1,062	925
Verus Securitization Trust, Ser 2021-7, Cl A1
1.829%, 10/25/2066(C)(D)	518	473
Verus Securitization Trust, Ser 2021-8, Cl A1
1.824%, 11/25/2066(A)(D)	461	427
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(A)(D)	92	89
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(D)	156	149
Verus Securitization Trust, Ser 2024-6, Cl A3
6.154%, 07/25/2069(C)(D)	360	363
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
6.200%, 10/25/2033(A)	12	11
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
5.677%, 09/25/2033(A)	13	13
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
5.713%, 06/25/2033(A)	$1	$1
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	33	33
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
5.375%, 06/25/2034(A)	8	7
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A3
5.832%, TSFR1M + 1.674%, 10/25/2045(A)	103	103
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
4.792%, TSFR1M + 0.634%, 11/25/2045(A)	2,656	2,568
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA1, Cl A1A
4.853%, 12MTA + 0.700%, 02/25/2047(A)	808	747
WBHT Commercial Mortgage Trust, Ser WBM, Cl A
5.892%, TSFR1M + 1.742%, 06/15/2042(A)(D)	1,685	1,685
Wells Fargo Commercial Mortgage Trust, Ser 2016-C36, Cl XA, IO
1.292%, 11/15/2059(A)	4,233	27
Wells Fargo Commercial Mortgage Trust, Ser 5C4, Cl A3
5.673%, 05/15/2058	1,270	1,331
Wells Fargo Commercial Mortgage Trust, Ser 5C4, Cl AS
6.093%, 05/15/2058	375	393
Wells Fargo Commercial Mortgage Trust, Ser C64, Cl A5
5.645%, 02/15/2058	164	174
WFRBS Commercial Mortgage Trust, Ser C22, Cl B
4.371%, 09/15/2057(A)	245	223
		184,487

Total Mortgage-Backed Securities
(Cost $1,455,098) ($ Thousands)		1,430,881

U.S. TREASURY OBLIGATIONS — 31.0%
U.S. Treasury Bills
4.278%, 10/23/2025 (F)	50,000	49,877
4.222%, 10/21/2025 (F)	12,350	12,322
4.058%, 10/14/2025 (F)	43,940	43,876
U.S. Treasury Bonds
5.000%, 05/15/2045	10,415	10,815

SEI Institutional Managed Trust	115

SCHEDULE OF INVESTMENTS

September 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
4.875%, 08/15/2045	$65,762	$67,231
4.750%, 05/15/2055	24,029	24,104
4.750%, 08/15/2055	65,283	65,507
3.375%, 11/15/2048	15,010	12,058
3.125%, 05/15/2048 (G)	37,822	29,164
3.000%, 02/15/2048	8,866	6,695
3.000%, 08/15/2048	14,951	11,241
3.000%, 02/15/2049	22,533	16,872
2.875%, 05/15/2052	8,545	6,098
2.500%, 05/15/2046	14,488	10,188
2.375%, 02/15/2042	4,711	3,491
2.250%, 08/15/2046	26,450	17,647
2.250%, 08/15/2049	5,845	3,731
2.000%, 11/15/2041	13,927	9,781
2.000%, 02/15/2050	13,705	8,196
2.000%, 08/15/2051	15,470	9,063
1.750%, 08/15/2041	40,552	27,515
1.375%, 11/15/2040	5,611	3,661
1.125%, 08/15/2040	5,688	3,587
U.S. Treasury Notes
4.625%, 09/30/2030	6,996	7,272
4.500%, 05/15/2027	29,890	30,280
4.250%, 01/15/2028	14,120	14,312
4.250%, 08/15/2035	47,768	48,156
4.125%, 01/31/2027	3,055	3,071
4.125%, 02/15/2027	3,015	3,032
4.125%, 02/28/2027	8,205	8,254
4.125%, 08/31/2030	6,725	6,838
4.000%, 07/31/2030	9,000	9,102
3.875%, 07/31/2027	19,735	19,816
3.875%, 07/15/2028	19,025	19,148
3.875%, 07/31/2030	14,915	15,005
3.875%, 08/31/2032	5,970	5,952
3.875%, 09/30/2032	55,870	55,687
3.750%, 04/30/2027	16,845	16,869
3.750%, 06/30/2027	7,975	7,989
3.750%, 04/15/2028	19,910	19,971
3.750%, 06/30/2030	3,707	3,709
3.625%, 08/15/2028	15,090	15,090
3.625%, 03/31/2030	8,202	8,168
3.625%, 08/31/2030	6,140	6,108
3.625%, 09/30/2030	180,464	179,548
3.500%, 09/30/2027	20,985	20,940
3.375%, 09/15/2028	58,039	57,645
2.625%, 07/31/2029 (G)	12,455	11,987
2.375%, 05/15/2027	11,250	11,024
2.375%, 03/31/2029	29,530	28,296
1.875%, 02/15/2032	4,085	3,624
1.250%, 09/30/2028	4,515	4,211
Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.750%, 08/31/2026	$1,825	$1,776

Total U.S. Treasury Obligations
(Cost $1,094,303) ($ Thousands)		1,095,600

CORPORATE OBLIGATIONS — 22.3%
Communication Services — 1.5%
Alphabet
5.300%, 05/15/2065	492	490
5.250%, 05/15/2055	492	493
Altice Financing
9.625%, 07/15/2027 (D)	130	117
5.750%, 08/15/2029 (D)	195	147
5.000%, 01/15/2028 (D)	89	69
AT&T
5.700%, 11/01/2054	2,151	2,126
5.550%, 11/01/2045	476	471
4.900%, 11/01/2035	2,079	2,063
4.550%, 11/01/2032	594	591
3.800%, 12/01/2057	453	323
3.650%, 09/15/2059	326	223
3.550%, 09/15/2055	6,120	4,217
3.500%, 06/01/2041	246	197
3.500%, 09/15/2053	2,197	1,520
CCO Holdings
4.750%, 02/01/2032 (D)	300	277
Charter Communications Operating
6.700%, 12/01/2055	631	639
6.100%, 06/01/2029	1,140	1,196
5.850%, 12/01/2035	2,044	2,064
5.500%, 04/01/2063	182	152
5.250%, 04/01/2053	318	266
4.800%, 03/01/2050	25	20
3.900%, 06/01/2052	770	521
3.700%, 04/01/2051	255	168
3.500%, 06/01/2041	132	96
3.500%, 03/01/2042	827	596
Cogent Communications Group
7.000%, 06/15/2027 (D)	115	115
Comcast
5.350%, 05/15/2053	286	268
4.600%, 10/15/2038	1,320	1,244
4.049%, 11/01/2052	248	190
2.987%, 11/01/2063	288	165
2.937%, 11/01/2056	590	350
2.887%, 11/01/2051	2,135	1,315
CSC Holdings
11.750%, 01/31/2029 (D)	1,950	1,640
4.125%, 12/01/2030 (D)	590	386
3.375%, 02/15/2031 (D)	200	129

116	SEI Institutional Managed Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
DISH Network
11.750%, 11/15/2027 (D)		$104	$110
EchoStar
10.750%, 11/30/2029		56	62
Global Switch Finance BV MTN
1.375%, 10/07/2030	EUR	580	644
Meta Platforms
5.550%, 08/15/2064		$2,693	2,673
5.400%, 08/15/2054		2,026	2,002
4.450%, 08/15/2052		777	667
Netflix
5.400%, 08/15/2054		293	295
NTT Finance
5.171%, 07/16/2032 (D)		4,020	4,117
Paramount Global
6.875%, 04/30/2036		1,345	1,427
5.900%, 10/15/2040		455	418
Scripps Escrow II
3.875%, 01/15/2029 (D)		130	114
Sinclair Television Group
8.125%, 02/15/2033 (D)		45	46
Sirius XM Radio
5.000%, 08/01/2027 (D)		40	40
Snap
6.875%, 03/01/2033 (D)		255	261
Sprint Spectrum
5.152%, 03/20/2028 (D)		1,776	1,783
Time Warner Cable
7.300%, 07/01/2038		2,470	2,699
6.750%, 06/15/2039		10	10
6.550%, 05/01/2037		268	279
5.875%, 11/15/2040		3,280	3,135
5.500%, 09/01/2041		400	367
4.500%, 09/15/2042		155	124
Time Warner Entertainment
8.375%, 07/15/2033		270	317
T-Mobile USA
5.875%, 11/15/2055		364	372
5.300%, 05/15/2035		711	728
5.125%, 05/15/2032		200	206
3.875%, 04/15/2030		285	279
3.750%, 04/15/2027		2,105	2,092
3.400%, 10/15/2052		1,215	833
Verizon Communications
5.250%, 04/02/2035		909	924
4.400%, 11/01/2034		172	166
4.272%, 01/15/2036		605	568
2.987%, 10/30/2056		521	321
2.650%, 11/20/2040		155	112
Virgin Media Secured Finance
5.500%, 05/15/2029 (D)		250	247
Virgin Media Vendor Financing Notes III DAC
4.875%, 07/15/2028	GBP	235	308
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Vmed O2 UK Financing I
4.750%, 07/15/2031 (D)		$630	$593
VZ Secured Financing BV
5.000%, 01/15/2032 (D)		70	63
Warnermedia Holdings
5.141%, 03/15/2052		341	254
5.050%, 03/15/2042		17	14
Zayo Group Holdings
9.250%, 03/09/2030 (D)		37	35
			54,549

Consumer Discretionary — 1.0%
AutoZone
6.250%, 11/01/2028		330	350
5.125%, 06/15/2030		570	588
BCPE Flavor Debt Merger Sub and BCPE Flavor Issuer
9.500%, 07/01/2032 (D)		175	183
BMW US Capital
5.200%, 08/11/2035 (D)		591	597
5.050%, 03/21/2030 (D)		550	565
4.500%, 08/11/2030 (D)		760	761
Caesars Entertainment
7.000%, 02/15/2030 (D)		460	473
Dick's Sporting Goods
4.100%, 01/15/2052		646	481
FDJ UNITED
3.375%, 11/21/2033	EUR	700	808
Ferrellgas
5.875%, 04/01/2029 (D)		$870	810
5.375%, 04/01/2026 (D)		1,350	1,336
Ford Motor Credit
6.054%, 11/05/2031		4,092	4,183
6.050%, 03/05/2031		73	75
2.900%, 02/10/2029		1,561	1,446
General Motors
5.350%, 04/15/2028		1,525	1,560
General Motors Financial
5.950%, 04/04/2034		1,205	1,251
5.450%, 07/15/2030		2,670	2,751
2.700%, 06/10/2031		1,304	1,166
Gildan Activewear
5.400%, 10/07/2035 (D)		174	174
Grand Canyon University
5.125%, 10/01/2028		180	177
Great Canadian Gaming
8.750%, 11/15/2029 (D)		185	183
Hilton Domestic Operating
6.125%, 04/01/2032 (D)		270	278
Home Depot
4.850%, 06/25/2031		69	71
3.625%, 04/15/2052		251	188

SEI Institutional Managed Trust	117

SCHEDULE OF INVESTMENTS

September 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Hyundai Capital America
5.300%, 06/24/2029 (D)		$530	$544
5.150%, 03/27/2030 (D)		519	529
4.500%, 09/18/2030 (D)		446	444
Las Vegas Sands
6.000%, 08/15/2029		260	271
6.000%, 06/14/2030		1,135	1,182
3.900%, 08/08/2029		150	145
Lowe's
4.850%, 10/15/2035		741	735
4.250%, 03/15/2031		796	791
4.250%, 04/01/2052		557	450
3.500%, 04/01/2051		420	298
MajorDrive Holdings IV
6.375%, 06/01/2029 (D)		155	127
Marriott International
5.250%, 10/15/2035		1,029	1,038
McDonald's
4.950%, 03/03/2035		1,720	1,743
McDonald's MTN
6.300%, 03/01/2038		393	434
4.250%, 03/07/2035	EUR	200	247
Prime Security Services Borrower
5.750%, 04/15/2026 (D)		$70	70
Toyota Motor Credit
5.100%, 03/21/2031		1,190	1,235
4.650%, 09/03/2032		1,038	1,045
Volkswagen Financial Services
3.875%, 11/19/2031	EUR	1,500	1,784
Volkswagen Group of America Finance
5.800%, 03/27/2035 (D)		$360	369
5.650%, 03/25/2032 (D)		115	119
Volkswagen International Finance
7.875%, EUSA9 + 4.783%(A)(H)	EUR	400	542
Voyager Parent
9.250%, 07/01/2032 (D)		$249	263
			34,860

Consumer Staples — 1.2%
Altria Group
5.250%, 08/06/2035		1,525	1,542
4.875%, 02/04/2028		455	462
3.875%, 09/16/2046		468	359
Anheuser-Busch
4.900%, 02/01/2046		1,357	1,271
4.700%, 02/01/2036		3,171	3,131
Anheuser-Busch InBev Worldwide
5.450%, 01/23/2039		907	937
BAT Capital
7.081%, 08/02/2053		188	215
6.250%, 08/15/2055		520	544
5.834%, 02/20/2031		1,475	1,560
5.350%, 08/15/2032		2,390	2,471
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.625%, 03/22/2033		$1,860	$1,841
4.540%, 08/15/2047		734	615
Bunge Finance
5.150%, 08/04/2035		887	897
Imperial Brands Finance
5.625%, 07/01/2035 (D)		686	699
3.500%, 07/26/2026 (D)		635	631
Japan Tobacco
5.250%, 06/15/2030 (D)		1,695	1,755
JBS USA Holding Lux SARL
7.250%, 11/15/2053		518	594
6.750%, 03/15/2034		1,337	1,478
6.500%, 12/01/2052		2,619	2,760
6.375%, 04/15/2066 (D)		178	183
5.750%, 04/01/2033		221	231
3.625%, 01/15/2032		909	847
3.000%, 02/02/2029		60	58
3.000%, 05/15/2032		1,072	959
Keurig Dr Pepper
5.300%, 03/15/2034		1,355	1,370
Kroger
5.500%, 09/15/2054		780	760
Mars
5.200%, 03/01/2035 (D)		3,530	3,608
Opal Bidco SAS
6.500%, 03/31/2032 (D)		50	51
PepsiCo
4.300%, 07/23/2030		474	477
4.100%, 01/15/2029		855	858
Philip Morris International
5.375%, 02/15/2033		810	846
5.000%, 11/17/2025		544	544
4.875%, 04/30/2035		1,359	1,360
4.375%, 04/30/2030		1,282	1,288
4.125%, 04/28/2028		1,514	1,517
2.750%, 06/06/2029	EUR	225	263
Pilgrim's Pride
3.500%, 03/01/2032		$350	320
Reynolds American
8.125%, 05/01/2040		570	680
5.850%, 08/15/2045		490	486
Spectrum Brands
3.875%, 03/15/2031 (D)		655	526
Walmart
4.900%, 04/28/2035		1,594	1,640
4.350%, 04/28/2030		1,219	1,239
			43,873

Energy — 1.1%
Aker BP
5.800%, 10/01/2054 (D)		160	148
5.125%, 10/01/2034 (D)		491	483

118	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BP Capital Markets America
4.893%, 09/11/2033	$715	$725
4.812%, 02/13/2033	1,440	1,457
Chevron USA
4.300%, 10/15/2030	615	618
Continental Resources
2.268%, 11/15/2026 (D)	2,075	2,023
Devon Energy
5.750%, 09/15/2054	1,268	1,176
Diamondback Energy
5.900%, 04/18/2064	516	497
5.750%, 04/18/2054	719	692
5.200%, 04/18/2027	260	264
5.150%, 01/30/2030	485	499
Ecopetrol
5.875%, 05/28/2045	516	395
Energy Transfer
6.550%, 12/01/2033	490	536
6.050%, 09/01/2054	347	341
6.000%, 02/01/2029 (D)	642	651
5.950%, 05/15/2054	1,219	1,180
5.700%, 04/01/2035	1,020	1,053
5.300%, 04/15/2047	262	237
5.250%, 07/01/2029	655	674
4.000%, 10/01/2027	600	598
Eni
5.950%, 05/15/2054 (D)	200	200
Enterprise Products Operating
4.950%, 02/15/2035	765	771
Equinor
5.125%, 06/03/2035	297	306
Galaxy Pipeline Assets Bidco
2.625%, 03/31/2036 (D)	458	404
2.160%, 03/31/2034 (D)	503	457
1.750%, 09/30/2027 (D)	150	146
Greensaif Pipelines Bidco SARL
6.103%, 08/23/2042 (D)	965	1,015
Hess
6.000%, 01/15/2040	2,885	3,136
5.800%, 04/01/2047	770	800
HF Sinclair
5.000%, 02/01/2028	1,595	1,598
KazMunayGas National JSC
5.750%, 04/19/2047 (D)	340	317
Kinder Morgan
5.200%, 03/01/2048	205	188
5.150%, 06/01/2030	597	616
Kinder Morgan Energy Partners
5.500%, 03/01/2044	365	352
MPLX
5.950%, 04/01/2055	1,385	1,354
ONEOK
6.250%, 10/15/2055	443	450
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.850%, 11/01/2064	$105	$100
5.700%, 11/01/2054	759	717
5.400%, 10/15/2035	3,150	3,162
5.050%, 11/01/2034	135	133
Pertamina Persero
6.000%, 05/03/2042 (D)	300	307
Petroleos Mexicanos
2.460%, 12/15/2025	92	91
Petroleos Mexicanos MTN
6.750%, 09/21/2047	351	290
Phillips 66
1.300%, 02/15/2026	255	252
Saudi Arabian Oil
6.375%, 06/02/2055 (D)	1,909	2,035
Shell International Finance BV
3.625%, 08/21/2042	440	356
Sunoco
7.875%, H15T5Y + 4.230%(A)(D)(H)	805	818
Tennessee Gas Pipeline
8.375%, 06/15/2032	1,140	1,345
TotalEnergies Capital
5.638%, 04/05/2064	129	128
5.425%, 09/10/2064	136	131
TransCanada PipeLines
4.625%, 03/01/2034	960	936
Transocean International
8.750%, 02/15/2030 (D)	86	91
Transocean Titan Financing
8.375%, 02/01/2028 (D)	63	65
Venture Global LNG
9.000%, H15T5Y + 5.440%(A)(D)(H)	336	333
8.125%, 06/01/2028 (D)	72	75
7.000%, 01/15/2030 (D)	580	600
Venture Global Plaquemines LNG
6.750%, 01/15/2036 (D)	283	301
		38,623

Financials — 6.9%
AIB Group MTN
5.871%, SOFRINDX + 1.910%, 03/28/2035 (A)(D)	1,035	1,089
American Express
5.667%, SOFRRATE + 1.790%, 04/25/2036 (A)	454	480
5.442%, SOFRINDX + 1.320%, 01/30/2036 (A)	620	645
5.389%, SOFRRATE + 0.970%, 07/28/2027 (A)	3,465	3,498
5.085%, SOFRINDX + 1.020%, 01/30/2031 (A)	481	496
5.016%, SOFRRATE + 1.440%, 04/25/2031 (A)	1,209	1,243

SEI Institutional Managed Trust	119

SCHEDULE OF INVESTMENTS

September 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.918%, SOFRRATE + 1.220%, 07/20/2033 (A)	$2,390	$2,432
4.731%, SOFRRATE + 1.260%, 04/25/2029 (A)	1,129	1,147
4.351%, SOFRRATE + 0.810%, 07/20/2029 (A)	1,371	1,379
American International Group
5.450%, 05/07/2035	195	203
Aon North America
5.450%, 03/01/2034	2,195	2,286
Ares Management
5.600%, 10/11/2054	390	377
Athene Global Funding
5.543%, 08/22/2035 (D)	529	536
3.205%, 03/08/2027 (D)	635	623
2.950%, 11/12/2026 (D)	1,350	1,331
1.608%, 06/29/2026 (D)	1,090	1,069
Avolon Holdings Funding
6.375%, 05/04/2028 (D)	680	709
5.750%, 03/01/2029 (D)	680	704
5.750%, 11/15/2029 (D)	1,555	1,615
5.375%, 05/30/2030 (D)	1,570	1,611
2.528%, 11/18/2027 (D)	342	329
Bank of America
5.511%, SOFRRATE + 1.310%, 01/24/2036 (A)	280	293
5.468%, SOFRRATE + 1.650%, 01/23/2035 (A)	4,540	4,741
5.288%, SOFRRATE + 1.910%, 04/25/2034 (A)	1,475	1,526
4.571%, SOFRRATE + 1.830%, 04/27/2033 (A)	1,180	1,180
3.419%, TSFR3M + 1.302%, 12/20/2028 (A)	210	207
2.687%, SOFRRATE + 1.320%, 04/22/2032 (A)	515	469
2.572%, SOFRRATE + 1.210%, 10/20/2032 (A)	250	224
2.299%, SOFRRATE + 1.220%, 07/21/2032 (A)	45	40
1.734%, SOFRRATE + 0.960%, 07/22/2027 (A)	4,224	4,139
1.658%, SOFRRATE + 0.910%, 03/11/2027 (A)	2,875	2,842
Bank of America MTN
3.970%, TSFR3M + 1.332%, 03/05/2029 (A)	625	622
3.824%, TSFR3M + 1.837%, 01/20/2028 (A)	631	628
3.194%, TSFR3M + 1.442%, 07/23/2030 (A)	160	154
2.972%, SOFRRATE + 1.330%, 02/04/2033 (A)	1,020	929
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.884%, TSFR3M + 1.452%, 10/22/2030 (A)		$265	$252
2.496%, TSFR3M + 1.252%, 02/13/2031 (A)		1,376	1,274
2.087%, SOFRRATE + 1.060%, 06/14/2029 (A)		3,460	3,277
1.922%, SOFRRATE + 1.370%, 10/24/2031 (A)		802	712
Bank of New York Mellon
4.942%, SOFRRATE + 0.887%, 02/11/2031 (A)		983	1,010
Barclays
5.785%, SOFRRATE + 1.590%, 02/25/2036 (A)		821	857
4.476%, SOFRRATE + 1.080%, 11/11/2029 (A)		1,038	1,040
Blackrock
3.750%, 07/18/2035	EUR	1,055	1,270
BPCE
6.027%, SOFRRATE + 1.956%, 05/28/2036 (A)(D)		$497	523
5.389%, SOFRRATE + 1.581%, 05/28/2031 (A)(D)		391	401
Brookfield Asset Management
6.077%, 09/15/2055		348	361
Brookfield Finance
5.330%, 01/15/2036		733	737
Brown & Brown
5.550%, 06/23/2035		2,020	2,078
CaixaBank
5.581%, SOFRRATE + 1.790%, 07/03/2036 (A)(D)		673	689
4.885%, SOFRRATE + 1.360%, 07/03/2031 (A)(D)		1,119	1,131
4.634%, SOFRRATE + 1.140%, 07/03/2029 (A)(D)		1,119	1,127
Canadian Imperial Bank of Commerce
4.580%, SOFRINDX + 1.170%, 09/08/2031 (A)		1,117	1,120
4.243%, SOFRINDX + 0.600%, 09/08/2028 (A)		1,043	1,045
Capital One Financial
6.051%, SOFRRATE + 2.260%, 02/01/2035 (A)		1,344	1,427
CBRE Services
5.500%, 06/15/2035		453	467
Charles Schwab
5.643%, SOFRRATE + 2.210%, 05/19/2029 (A)		400	415
Chubb INA Holdings MTN
5.000%, 03/15/2034		685	702
CI Financial
3.200%, 12/17/2030		3,075	2,759

120	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Citibank
5.570%, 04/30/2034	$2,485	$2,634
4.914%, 05/29/2030	695	714
Citigroup
8.125%, 07/15/2039	625	801
6.174%, SOFRRATE + 2.661%, 05/25/2034 (A)	410	436
6.020%, SOFRRATE + 1.830%, 01/24/2036 (A)	1,072	1,123
5.827%, SOFRRATE + 2.056%, 02/13/2035 (A)	285	295
5.612%, SOFRRATE + 1.746%, 03/04/2056 (A)	847	855
5.333%, SOFRRATE + 1.465%, 03/27/2036 (A)	1,972	2,016
5.174%, SOFRRATE + 1.364%, 02/13/2030 (A)	5,430	5,570
5.174%, SOFRRATE + 1.488%, 09/11/2036 (A)	832	840
4.952%, SOFRRATE + 1.463%, 05/07/2031 (A)	882	899
4.786%, SOFRRATE + 0.870%, 03/04/2029 (A)	1,218	1,234
4.542%, SOFRRATE + 1.338%, 09/19/2030 (A)	559	562
4.503%, SOFRRATE + 1.171%, 09/11/2031 (A)	1,279	1,280
2.666%, SOFRRATE + 1.146%, 01/29/2031 (A)	570	530
2.572%, SOFRRATE + 2.107%, 06/03/2031 (A)	2,305	2,121
2.561%, SOFRRATE + 1.167%, 05/01/2032 (A)	3,910	3,524
Commonwealth Bank of Australia
4.150%, 10/01/2030	660	660
Constellation Insurance
6.800%, 01/24/2030 (D)	625	630
Cooperatieve Rabobank UA
3.758%, H15T1Y + 1.420%, 04/06/2033 (A)(D)	1,790	1,700
Credit Agricole
4.818%, SOFRRATE + 1.360%, 09/25/2033 (A)(D)	1,206	1,199
Deutsche Bank NY
6.819%, SOFRRATE + 2.510%, 11/20/2029 (A)	730	781
4.999%, SOFRRATE + 1.700%, 09/11/2030 (A)	790	801
4.950%, SOFRRATE + 1.300%, 08/04/2031 (A)	597	603
Farmers Exchange Capital
7.200%, 07/15/2048 (D)	1,021	1,040
7.050%, 07/15/2028 (D)	1,000	1,053
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Farmers Exchange Capital II
6.151%, TSFR3M + 4.006%, 11/01/2053 (A)(D)	$1,650	$1,617
Farmers Exchange Capital III
5.454%, TSFR3M + 3.716%, 10/15/2054 (A)(D)	990	927
Farmers Insurance Exchange
7.000%, H15T10Y + 3.864%, 10/15/2064 (A)(D)	720	747
FS KKR Capital
6.125%, 01/15/2030	983	979
Goldman Sachs Group
5.734%, SOFRRATE + 1.696%, 01/28/2056 (A)	497	515
5.536%, SOFRRATE + 1.380%, 01/28/2036 (A)	1,820	1,900
5.330%, SOFRRATE + 1.550%, 07/23/2035 (A)	803	827
5.218%, SOFRRATE + 1.580%, 04/23/2031 (A)	1,770	1,830
5.207%, SOFRRATE + 1.078%, 01/28/2031 (A)	1,375	1,419
5.049%, SOFRRATE + 1.210%, 07/23/2030 (A)	545	559
5.016%, SOFRRATE + 1.420%, 10/23/2035 (A)	750	755
4.692%, SOFRRATE + 1.135%, 10/23/2030 (A)	778	788
2.650%, SOFRRATE + 1.264%, 10/21/2032 (A)	1,690	1,520
2.615%, SOFRRATE + 1.281%, 04/22/2032 (A)	195	177
2.383%, SOFRRATE + 1.248%, 07/21/2032 (A)	5,970	5,328
1.542%, SOFRRATE + 0.818%, 09/10/2027 (A)	4,845	4,726
1.431%, SOFRRATE + 0.798%, 03/09/2027 (A)	1,150	1,135
Guardian Life Global Funding
4.327%, 10/06/2030 (D)	744	744
Guardian Life Global Funding MTN
4.179%, 09/26/2029 (D)	1,445	1,444
HSBC Bank USA
7.000%, 01/15/2039	275	324
HSBC Holdings
5.887%, SOFRRATE + 1.570%, 08/14/2027 (A)	485	491
5.733%, SOFRRATE + 1.520%, 05/17/2032 (A)	3,515	3,698
5.286%, SOFRRATE + 1.290%, 11/19/2030 (A)	1,925	1,986
4.583%, TSFR3M + 1.796%, 06/19/2029 (A)	260	262

SEI Institutional Managed Trust	121

SCHEDULE OF INVESTMENTS

September 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.357%, SOFRRATE + 1.947%, 08/18/2031 (A)	$250	$226
Intercontinental Exchange
5.250%, 06/15/2031	705	739
Jackson Financial
3.125%, 11/23/2031	1,405	1,269
Jane Street Group
7.125%, 04/30/2031 (D)	310	325
JPMorgan Chase
8.750%, 09/01/2030	970	1,151
5.766%, SOFRRATE + 1.490%, 04/22/2035 (A)	2,520	2,685
5.576%, SOFRRATE + 1.635%, 07/23/2036 (A)	734	761
5.572%, SOFRRATE + 1.680%, 04/22/2036 (A)	2,065	2,177
5.502%, SOFRRATE + 1.315%, 01/24/2036 (A)	835	874
5.299%, SOFRRATE + 1.450%, 07/24/2029 (A)	2,010	2,071
5.294%, SOFRRATE + 1.460%, 07/22/2035 (A)	750	775
5.110%, TSFR3M + 0.812%, 02/01/2027 (A)	1,590	1,573
4.946%, SOFRRATE + 1.340%, 10/22/2035 (A)	455	459
4.452%, TSFR3M + 1.592%, 12/05/2029 (A)	300	302
4.250%, 10/01/2027	720	725
4.203%, TSFR3M + 1.522%, 07/23/2029 (A)	1,705	1,708
3.625%, 12/01/2027	230	228
2.947%, SOFRRATE + 1.170%, 02/24/2028 (A)	650	640
2.739%, TSFR3M + 1.510%, 10/15/2030 (A)	855	807
2.545%, SOFRRATE + 1.180%, 11/08/2032 (A)	1,755	1,574
2.522%, SOFRRATE + 2.040%, 04/22/2031 (A)	978	907
2.182%, SOFRRATE + 1.890%, 06/01/2028 (A)	410	397
2.069%, SOFRRATE + 1.015%, 06/01/2029 (A)	1,285	1,219
1.953%, SOFRRATE + 1.065%, 02/04/2032 (A)	1,360	1,202
1.578%, SOFRRATE + 0.885%, 04/22/2027 (A)	2,705	2,666
1.045%, SOFRRATE + 0.800%, 11/19/2026 (A)	330	329
1.040%, TSFR3M + 0.695%, 02/04/2027 (A)	105	104
MassMutual Global Funding II
5.050%, 08/26/2035 (D)	988	999
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.950%, 01/10/2030 (D)	$1,434	$1,471
Mercury General
4.400%, 03/15/2027	930	925
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (D)	1,045	1,038
Mitsubishi UFJ Financial Group
5.188%, H15T5Y + 0.930%, 09/12/2036 (A)	978	994
4.527%, H15T1Y + 0.800%, 09/12/2031 (A)	972	975
Morgan Stanley
5.587%, SOFRRATE + 1.418%, 01/18/2036 (A)	755	791
5.466%, SOFRRATE + 1.730%, 01/18/2035 (A)	1,110	1,156
5.449%, SOFRRATE + 1.630%, 07/20/2029 (A)	508	525
5.320%, SOFRRATE + 1.555%, 07/19/2035 (A)	1,505	1,553
5.230%, SOFRRATE + 1.108%, 01/15/2031 (A)	1,723	1,778
5.192%, SOFRRATE + 1.510%, 04/17/2031 (A)	279	288
5.042%, SOFRRATE + 1.215%, 07/19/2030 (A)	1,203	1,233
4.994%, SOFRRATE + 1.380%, 04/12/2029 (A)	1,767	1,802
1.593%, SOFRRATE + 0.879%, 05/04/2027 (A)	770	758
Morgan Stanley MTN
5.831%, SOFRRATE + 1.580%, 04/19/2035 (A)	2,633	2,807
5.656%, SOFRRATE + 1.260%, 04/18/2030 (A)	475	496
5.250%, SOFRRATE + 1.870%, 04/21/2034 (A)	1,610	1,660
3.622%, SOFRRATE + 3.120%, 04/01/2031 (A)	960	931
2.943%, SOFRRATE + 1.290%, 01/21/2033 (A)	520	473
2.699%, SOFRRATE + 1.143%, 01/22/2031 (A)	1,600	1,495
2.511%, SOFRRATE + 1.200%, 10/20/2032 (A)	2,380	2,123
2.239%, SOFRRATE + 1.178%, 07/21/2032 (A)	55	49
1.794%, SOFRRATE + 1.034%, 02/13/2032 (A)	165	144
Morgan Stanley Private Bank
4.734%, SOFRRATE + 1.080%, 07/18/2031 (A)	3,883	3,941
4.466%, SOFRRATE + 0.770%, 07/06/2028 (A)	1,040	1,046

122	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nationwide Building Society
5.537%, SOFRRATE + 1.650%, 07/14/2036 (A)(D)	$547	$563
4.351%, 09/30/2030 (D)	970	966
NLG Global Funding
4.350%, 09/15/2030 (D)	1,745	1,727
Nomura Holdings
4.904%, 07/01/2030	1,120	1,136
Northwestern Mutual Global Funding
5.160%, 05/28/2031 (D)	975	1,012
Northwestern Mutual Life Insurance
3.850%, 09/30/2047 (D)	984	764
Oaktree Specialty Lending
6.340%, 02/27/2030	599	602
Pacific Life Global Funding II
4.875%, 07/17/2032 (D)	1,740	1,771
PNC Bank
4.429%, SOFRRATE + 0.727%, 07/21/2028 (A)	1,375	1,382
PNC Financial Services Group
6.875%, SOFRRATE + 2.284%, 10/20/2034 (A)	350	396
5.373%, SOFRRATE + 1.417%, 07/21/2036 (A)	440	453
4.812%, SOFRRATE + 1.259%, 10/21/2032 (A)	597	605
Protective Life Global Funding
1.618%, 04/15/2026 (D)	2,170	2,141
Royal Bank of Canada
4.696%, SOFRRATE + 1.060%, 08/06/2031 (A)	1,182	1,197
Santander UK Group Holdings
2.469%, SOFRRATE + 1.220%, 01/11/2028 (A)	355	346
1.673%, SOFRRATE + 0.989%, 06/14/2027 (A)	120	118
Shift4 Payments
6.750%, 08/15/2032 (D)	420	434
Societe Generale
7.132%, H15T1Y + 2.950%, 01/19/2055 (A)(D)	472	505
5.439%, SOFRRATE + 1.730%, 10/03/2036 (A)(D)	1,045	1,042
State Street
5.146%, SOFRRATE + 1.217%, 02/28/2036 (A)	815	834
4.729%, 02/28/2030	1,392	1,422
Sumitomo Life Insurance
5.875%, H15T5Y + 2.651%, 09/10/2055 (A)(D)	1,155	1,176
Sumitomo Mitsui Financial Group
4.954%, SOFRRATE + 1.380%, 07/08/2033 (A)	611	622
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.660%, SOFRRATE + 1.190%, 07/08/2031 (A)	$611	$618
Sumitomo Mitsui Trust Bank
4.350%, 09/11/2030 (D)	661	663
Sumitomo Mitsui Trust Group
5.416%, SOFRRATE + 1.650%, 09/11/2036 (A)(D)	686	694
Synchrony Financial
6.000%, SOFRRATE + 2.070%, 07/29/2036 (A)	516	528
Truist Bank
4.420%, SOFRRATE + 0.770%, 07/24/2028 (A)	1,375	1,381
UBS Group
5.010%, SOFRRATE + 1.340%, 03/23/2037 (A)(D)	1,871	1,862
4.398%, SOFRRATE + 1.060%, 09/23/2031 (A)(D)	1,195	1,191
4.151%, SOFRRATE + 0.840%, 12/23/2029 (A)(D)	1,178	1,175
US Bancorp
5.850%, SOFRRATE + 2.090%, 10/21/2033 (A)	130	138
5.836%, SOFRRATE + 2.260%, 06/12/2034 (A)	1,310	1,396
4.839%, SOFRRATE + 1.600%, 02/01/2034 (A)	655	658
Wells Fargo
6.303%, SOFRRATE + 1.790%, 10/23/2029 (A)	261	276
5.389%, SOFRRATE + 2.020%, 04/24/2034 (A)	1,090	1,133
5.244%, SOFRRATE + 1.110%, 01/24/2031 (A)	630	652
5.211%, SOFRRATE + 1.380%, 12/03/2035 (A)	972	993
5.150%, SOFRRATE + 1.500%, 04/23/2031 (A)	575	593
5.079%, TSFR3M + 0.762%, 01/15/2027 (A)	1,200	1,194
4.970%, SOFRRATE + 1.370%, 04/23/2029 (A)	3,426	3,491
4.900%, SOFRRATE + 0.780%, 01/24/2028 (A)	741	748
4.892%, SOFRRATE + 1.340%, 09/15/2036 (A)	594	593
4.078%, SOFRRATE + 0.880%, 09/15/2029 (A)	959	956
Wells Fargo MTN
5.574%, SOFRRATE + 1.740%, 07/25/2029 (A)	256	265
5.557%, SOFRRATE + 1.990%, 07/25/2034 (A)	1,530	1,607

SEI Institutional Managed Trust	123

SCHEDULE OF INVESTMENTS

September 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.013%, TSFR3M + 4.502%, 04/04/2051 (A)	$1,895	$1,770
4.897%, SOFRRATE + 2.100%, 07/25/2033 (A)	1,085	1,102
3.526%, SOFRRATE + 1.510%, 03/24/2028 (A)	2,075	2,057
3.350%, SOFRRATE + 1.500%, 03/02/2033 (A)	1,000	931
2.393%, SOFRRATE + 2.100%, 06/02/2028 (A)	200	194
		244,486
Health Care — 2.3%
1261229 BC
10.000%, 04/15/2032 (D)	345	354
AbbVie
5.600%, 03/15/2055	81	83
5.500%, 03/15/2064	225	225
5.200%, 03/15/2035	819	848
5.050%, 03/15/2034	877	902
4.950%, 03/15/2031	526	544
4.875%, 03/15/2030	706	727
4.800%, 03/15/2027	650	657
4.550%, 03/15/2035	150	148
4.500%, 05/14/2035	1,158	1,136
4.250%, 11/21/2049	1,259	1,061
4.050%, 11/21/2039	272	243
3.200%, 11/21/2029	1,276	1,231
Alcon Finance
5.375%, 12/06/2032 (D)	1,110	1,157
Amgen
6.375%, 06/01/2037	910	1,014
5.650%, 03/02/2053	2,225	2,219
5.600%, 03/02/2043	375	380
4.400%, 05/01/2045	375	326
2.000%, 01/15/2032	1,515	1,315
Bausch + Lomb
8.375%, 10/01/2028 (D)	350	365
Bayer US Finance
6.875%, 11/21/2053 (D)	500	544
Bayer US Finance II
4.875%, 06/25/2048 (D)	1,040	878
4.625%, 06/25/2038 (D)	420	380
4.375%, 12/15/2028 (D)	3,688	3,675
Bristol-Myers Squibb
5.750%, 02/01/2031	350	374
Centene
3.000%, 10/15/2030	1,908	1,705
Cigna Group
5.250%, 01/15/2036	115	117
4.875%, 09/15/2032	1,250	1,263
4.375%, 10/15/2028	810	814
3.400%, 03/01/2027	380	376

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.400%, 03/15/2051	$588	$409
CVS Health
7.000%, H15T5Y + 2.886%, 03/10/2055 (A)	850	892
6.750%, H15T5Y + 2.516%, 12/10/2054 (A)	230	237
5.700%, 06/01/2034	707	738
5.550%, 06/01/2031	696	728
5.125%, 07/20/2045	405	367
5.050%, 03/25/2048	7,376	6,563
5.000%, 02/20/2026	1,295	1,297
4.780%, 03/25/2038	850	797
3.625%, 04/01/2027	140	139
3.250%, 08/15/2029	635	609
1.875%, 02/28/2031	1,660	1,443
Elevance Health
5.200%, 02/15/2035	1,010	1,029
5.000%, 01/15/2036	2,465	2,447
Eli Lilly
5.600%, 02/12/2065	484	496
5.550%, 10/15/2055	215	221
5.500%, 02/12/2055	439	448
5.100%, 02/12/2035	379	392
5.100%, 02/09/2064	350	331
5.050%, 08/14/2054	86	82
4.900%, 02/12/2032	276	285
4.700%, 02/09/2034	697	705
4.600%, 08/14/2034	908	911
4.250%, 03/15/2031	1,033	1,034
4.200%, 08/14/2029	816	822
EMD Finance
5.000%, 10/15/2035 (D)	1,708	1,708
4.375%, 10/15/2030 (D)	947	947
Fresenius Medical Care US Finance III
1.875%, 12/01/2026 (D)	1,345	1,303
GE HealthCare Technologies
5.500%, 06/15/2035	425	440
Gilead Sciences
4.000%, 09/01/2036	262	244
HCA
6.200%, 03/01/2055	688	710
5.900%, 06/01/2053	257	254
5.500%, 03/01/2032	1,194	1,244
5.250%, 06/15/2026	620	621
5.250%, 06/15/2049	398	365
3.500%, 09/01/2030	2,000	1,910
3.500%, 07/15/2051	2,275	1,557
2.375%, 07/15/2031	751	666
Humana
3.700%, 03/23/2029	3,205	3,132
Kedrion
6.500%, 09/01/2029 (D)	330	326

124	SEI Institutional Managed Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Medline Borrower
6.250%, 04/01/2029 (D)		$370	$379
Merck
2.350%, 06/24/2040		294	211
Molnlycke Holding MTN
4.250%, 06/11/2034	EUR	110	133
Pfizer Investment Enterprises Pte
4.750%, 05/19/2033		$2,300	2,324
Royalty Pharma
5.200%, 09/25/2035		2,380	2,378
Sartorius Finance BV
4.500%, 09/14/2032	EUR	100	124
Tenet Healthcare
4.375%, 01/15/2030		$185	180
Teva Pharmaceutical Finance Netherlands III BV
6.000%, 12/01/2032		473	493
Teva Pharmaceutical Finance Netherlands IV BV
5.750%, 12/01/2030		87	90
Thermo Fisher Scientific Finance I BV
1.625%, 10/18/2041	EUR	155	131
UnitedHealth Group
5.875%, 02/15/2053		$1,996	2,052
5.625%, 07/15/2054		1,107	1,101
5.500%, 07/15/2044		424	425
5.375%, 04/15/2054		1,885	1,810
5.300%, 06/15/2035		420	434
5.150%, 07/15/2034		2,000	2,053
4.250%, 04/15/2047		450	374
3.050%, 05/15/2041		121	92
Universal Health Services
1.650%, 09/01/2026		685	669

			79,363
Industrials — 1.7%
AerCap Ireland Capital DAC
6.450%, 04/15/2027		614	633
4.950%, 09/10/2034		3,510	3,494
3.000%, 10/29/2028		4,305	4,149
American Airlines
8.500%, 05/15/2029 (D)		350	365
BAE Systems
5.250%, 03/26/2031 (D)		1,185	1,229
Boeing
6.858%, 05/01/2054		361	412
6.388%, 05/01/2031		1,025	1,116
6.298%, 05/01/2029		1,575	1,672
5.805%, 05/01/2050		612	611
2.196%, 02/04/2026		1,120	1,112
Carlisle
5.550%, 09/15/2040		176	178
5.250%, 09/15/2035		440	446

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Caterpillar
5.200%, 05/15/2035		$1,132	$1,171
Caterpillar Financial Services
4.375%, 08/16/2029		219	222
Caterpillar Financial Services MTN
5.000%, 05/14/2027		781	795
Cintas No. 2
4.000%, 05/01/2032		415	406
Crowley Conro
4.181%, 08/15/2043		356	326
Deere
5.700%, 01/19/2055		732	770
5.450%, 01/16/2035		1,460	1,537
Delta Air Lines
5.250%, 07/10/2030		4,228	4,313
4.950%, 07/10/2028		1,376	1,393
4.750%, 10/20/2028 (D)		1,126	1,132
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028		2,804	2,686
Eaton Capital ULC
4.450%, 05/09/2030		460	465
Embraer Netherlands Finance BV
5.980%, 02/11/2035		914	969
5.400%, 01/09/2038		522	520
Gatwick Funding
3.625%, 10/16/2033	EUR	100	117
General Electric
4.900%, 01/29/2036		$941	954
4.300%, 07/29/2030		1,034	1,040
General Electric MTN
4.953%, TSFR3M + 0.742%,
08/15/2036 (A)		2,400	2,278
Heathrow Funding
3.875%, 01/16/2036	EUR	370	431
Heathrow Funding MTN
1.125%, 10/08/2030		795	846
Howmet Aerospace
4.850%, 10/15/2031		$348	357
Huntington Ingalls Industries
5.749%, 01/15/2035		920	965
Icahn Enterprises
10.000%, 11/15/2029 (D)		1,645	1,652
9.750%, 01/15/2029		75	76
John Deere Capital
4.650%, 01/07/2028		611	621
4.500%, 01/08/2027		872	879
John Deere Capital MTN
5.150%, 09/08/2026		645	653
4.150%, 09/15/2027		512	514
Lockheed Martin
4.500%, 05/15/2036		285	279

SEI Institutional Managed Trust	125

SCHEDULE OF INVESTMENTS

September 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Norfolk Southern
5.100%, 05/01/2035	$590	$602
Northrop Grumman
5.250%, 07/15/2035	457	473
4.650%, 07/15/2030	492	500
Otis Worldwide
3.112%, 02/15/2040	545	424
Paychex
5.350%, 04/15/2032	2,265	2,350
Siemens Funding BV
5.800%, 05/28/2055 (D)	457	490
5.200%, 05/28/2035 (D)	1,248	1,294
4.900%, 05/28/2032 (D)	903	926
4.600%, 05/28/2030 (D)	749	763
4.350%, 05/26/2028 (D)	1,122	1,133
TransDigm
7.125%, 12/01/2031 (D)	330	344
6.625%, 03/01/2032 (D)	220	227
Uber Technologies
5.350%, 09/15/2054	310	301
4.800%, 09/15/2034	2,316	2,320
4.800%, 09/15/2035	594	589
4.150%, 01/15/2031	891	883
Union Pacific
5.600%, 12/01/2054	266	270
United Airlines Class A Pass-Through Trust
5.800%, 01/15/2036	1,483	1,534
United Parcel Service
6.050%, 05/14/2065	685	717
5.200%, 04/01/2040	240	240
Verisk Analytics
5.125%, 02/15/2036	659	665
4.500%, 08/15/2030	590	592
VT Topco
8.500%, 08/15/2030 (D)	115	117
		61,538
Information Technology — 2.0%
Accenture Capital
4.500%, 10/04/2034	573	565
4.250%, 10/04/2031	1,043	1,042
Apple
4.200%, 05/12/2030	894	904
4.000%, 05/12/2028	522	526
3.950%, 08/08/2052	491	399
2.650%, 05/11/2050	203	130
2.650%, 02/08/2051	157	100
2.375%, 02/08/2041	187	134
AppLovin
5.950%, 12/01/2054	1,100	1,114
Autodesk
5.300%, 06/15/2035	444	456
2.400%, 12/15/2031	42	37

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Broadcom
5.200%, 07/15/2035	$360	$371
5.150%, 11/15/2031	942	979
5.050%, 07/12/2029	937	965
4.926%, 05/15/2037 (D)	3,560	3,550
4.900%, 07/15/2032	2,387	2,442
4.800%, 10/15/2034	1,560	1,571
4.600%, 07/15/2030	1,107	1,124
4.550%, 02/15/2032	653	657
4.150%, 02/15/2028	863	865
4.150%, 11/15/2030	289	288
3.419%, 04/15/2033 (D)	529	490
Cadence Design Systems
4.700%, 09/10/2034	1,620	1,617
4.300%, 09/10/2029	1,348	1,357
4.200%, 09/10/2027	485	487
Cisco Systems
5.050%, 02/26/2034	665	688
Dell International
5.100%, 02/15/2036	2,300	2,287
5.000%, 04/01/2030	1,140	1,168
4.500%, 02/15/2031	2,290	2,285
Foundry JV Holdco
6.300%, 01/25/2039 (D)	226	243
6.100%, 01/25/2036 (D)	1,820	1,933
5.900%, 01/25/2033 (D)	237	250
5.500%, 01/25/2031 (D)	419	435
Helios Software Holdings
8.750%, 05/01/2029 (D)	680	705
Hewlett Packard Enterprise
5.600%, 10/15/2054	376	360
Intel
5.900%, 02/10/2063	138	134
5.625%, 02/10/2043	147	144
3.734%, 12/08/2047	1,535	1,134
3.250%, 11/15/2049	174	116
3.050%, 08/12/2051	1,853	1,176
2.800%, 08/12/2041	221	154
Open Text
6.900%, 12/01/2027 (D)	304	316
Oracle
6.100%, 09/26/2065	695	694
6.000%, 08/03/2055	1,040	1,044
5.950%, 09/26/2055	2,120	2,113
5.875%, 09/26/2045	695	697
5.550%, 02/06/2053	366	346
5.375%, 09/27/2054	1,424	1,308
5.200%, 09/26/2035	5,005	5,033
4.800%, 08/03/2028	870	885
4.800%, 09/26/2032	3,600	3,604
4.650%, 05/06/2030	330	335
4.450%, 09/26/2030	3,065	3,064
4.000%, 07/15/2046	446	347

126	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.900%, 05/15/2035	$1,615	$1,472
3.800%, 11/15/2037	3,495	3,022
3.600%, 04/01/2040	130	104
3.600%, 04/01/2050	730	514
2.875%, 03/25/2031	1,040	955
1.650%, 03/25/2026	890	879
Sprint Capital
8.750%, 03/15/2032	1,895	2,309
Synopsys
5.700%, 04/01/2055	419	423
5.150%, 04/01/2035	520	529
5.000%, 04/01/2032	605	618
4.850%, 04/01/2030	756	770
4.650%, 04/01/2028	529	535
Texas Instruments
5.150%, 02/08/2054	259	250
5.000%, 03/14/2053	214	201
TSMC Global
1.375%, 09/28/2030 (D)	675	591
Vontier
1.800%, 04/01/2026	495	488
Xerox
10.250%, 10/15/2030 (D)	445	452
		69,280

Materials — 0.5%
Amcor Finance USA
3.625%, 04/28/2026	2,425	2,413
Anglo American Capital
5.750%, 04/05/2034 (D)	1,715	1,800
Ball
3.125%, 09/15/2031	370	336
Berry Global
5.650%, 01/15/2034	450	469
1.650%, 01/15/2027	2,985	2,891
CRH SMW Finance DAC
5.125%, 01/09/2030	365	376
Dow Chemical
4.800%, 05/15/2049	360	294
DuPont de Nemours
4.493%, 11/15/2025	830	830
Gerdau Trade
5.750%, 06/09/2035	546	566
Glencore Funding
6.141%, 04/01/2055 (D)	353	369
5.673%, 04/01/2035 (D)	942	979
5.634%, 04/04/2034 (D)	260	271
5.186%, 04/01/2030 (D)	2,410	2,483
International Flavors & Fragrances
3.268%, 11/15/2040 (D)	535	407
2.300%, 11/01/2030 (D)	1,425	1,275
1.832%, 10/15/2027 (D)	130	124

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nacional del Cobre de Chile
6.330%, 01/13/2035 (D)		$467	$498
OCP
4.500%, 10/22/2025 (D)		400	400
Suzano Netherlands BV
5.500%, 01/15/2036		522	522
			17,303
Real Estate — 0.7%
Agree
5.600%, 06/15/2035		519	541
4.800%, 10/01/2032		241	243
2.600%, 06/15/2033		109	93
2.000%, 06/15/2028		400	377
American Assets Trust
3.375%, 02/01/2031		1,370	1,244
American Homes 4 Rent
5.500%, 07/15/2034		241	248
4.950%, 06/15/2030		447	455
4.300%, 04/15/2052		378	303
3.625%, 04/15/2032		442	414
American Tower
5.550%, 07/15/2033		720	754
4.900%, 03/15/2030		250	255
2.700%, 04/15/2031		575	525
1.875%, 10/15/2030		290	256
AvalonBay Communities MTN
2.450%, 01/15/2031		505	459
Brixmor Operating Partnership
4.850%, 02/15/2033		244	243
2.500%, 08/16/2031		423	376
Digital Dutch Finco BV
3.875%, 03/15/2035	EUR	120	140
1.000%, 01/15/2032		315	318
Equinix
3.900%, 04/15/2032		$1,005	964
Equinix Europe 2 Financing
3.625%, 11/22/2034	EUR	705	814
Essex Portfolio
5.500%, 04/01/2034		$269	280
2.550%, 06/15/2031		228	204
Extra Space Storage
3.900%, 04/01/2029		226	223
2.400%, 10/15/2031		405	357
2.200%, 10/15/2030		371	332
GLP Capital
4.000%, 01/15/2031		50	48
Healthcare Realty Holdings
3.625%, 01/15/2028		115	113
3.100%, 02/15/2030		880	828
Hudson Pacific Properties
3.950%, 11/01/2027		1,338	1,287

SEI Institutional Managed Trust	127

SCHEDULE OF INVESTMENTS

September 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Invitation Homes Operating Partnership
4.950%, 01/15/2033		$586	$589
4.875%, 02/01/2035		393	388
4.150%, 04/15/2032		540	522
2.000%, 08/15/2031		880	760
Kimco Realty OP
5.300%, 02/01/2036		532	544
4.850%, 03/01/2035		355	353
LXP Industrial Trust
6.750%, 11/15/2028		295	314
Realty Income
4.900%, 07/15/2033		381	386
4.875%, 07/06/2030	EUR	300	378
4.500%, 02/01/2033		$445	440
3.950%, 02/01/2029		522	519
3.400%, 01/15/2030		265	256
2.850%, 12/15/2032		320	286
2.100%, 03/15/2028		248	237
Regency Centers
5.250%, 01/15/2034		519	533
5.000%, 07/15/2032		507	519
2.950%, 09/15/2029		606	579
Sabra Health Care
3.900%, 10/15/2029		1,490	1,444
Simon Property Group
4.750%, 09/26/2034		500	497
Store Capital
2.750%, 11/18/2030		391	355
2.700%, 12/01/2031		154	135
Sun Communities Operating
4.200%, 04/15/2032		575	557
VICI Properties
4.125%, 08/15/2030 (D)		39	37
3.875%, 02/15/2029 (D)		305	298
WP Carey
4.250%, 07/23/2032	EUR	200	243
			23,863

Utilities — 3.4%
AEP Texas
6.650%, 02/15/2033		$500	550
5.850%, 10/15/2055		910	906
AEP Transmission
5.375%, 06/15/2035		565	585
Alabama Power
5.100%, 04/02/2035		490	501
Alliant Energy
5.750%, H15T5Y + 2.077%, 04/01/2056 (A)		935	936
Alliant Energy Finance
3.600%, 03/01/2032 (D)		300	277

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
American Electric Power
6.050%, H15T5Y + 1.940%, 03/15/2056 (A)	$1,245	$1,247
5.800%, H15T5Y + 2.128%, 03/15/2056 (A)	500	498
American Transmission Systems
2.650%, 01/15/2032 (D)	1,026	920
AmeriGas Partners
9.500%, 06/01/2030 (D)	263	275
9.375%, 06/01/2028 (D)	280	288
Arizona Public Service
5.900%, 08/15/2055	586	600
Baltimore Gas and Electric
5.450%, 06/01/2035	596	619
2.250%, 06/15/2031	343	307
Berkshire Hathaway Energy
2.850%, 05/15/2051	1,330	844
Boston Gas
4.487%, 02/15/2042 (D)	35	30
Brooklyn Union Gas
6.415%, 07/18/2054 (D)	2,160	2,276
CenterPoint Energy
5.950%, H15T5Y + 2.223%, 04/01/2056 (A)	945	945
CenterPoint Energy Houston Electric
5.150%, 03/01/2034	2,200	2,253
4.950%, 08/15/2035	710	708
3.600%, 03/01/2052	253	188
Chile Electricity Lux MPC II SARL
5.672%, 10/20/2035 (D)	2,234	2,302
5.580%, 10/20/2035 (D)	313	323
Chile Electricity Lux MPC SARL
6.010%, 01/20/2033 (D)	792	831
Comision Federal de Electricidad
3.875%, 07/26/2033 (D)	270	239
Consolidated Edison of New York
4.450%, 03/15/2044	805	710
3.700%, 11/15/2059	172	123
3.200%, 12/01/2051	77	52
Consumers Energy
5.050%, 05/15/2035	1,366	1,390
4.500%, 01/15/2031	895	904
Consumers Securitization Funding
5.550%, 03/01/2028	349	353
Dominion Energy
6.200%, H15T5Y + 2.006%, 02/15/2056 (A)	1,250	1,258
DTE Electric
5.250%, 05/15/2035	312	321
3.650%, 03/01/2052	183	137
2.950%, 03/01/2050	400	270
DTE Energy
5.050%, 10/01/2035	2,715	2,697

128	SEI Institutional Managed Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Duke Energy
4.950%, 09/15/2035		$1,045	$1,038
3.500%, 06/15/2051		212	150
Duke Energy Carolinas
5.350%, 01/15/2053		405	397
5.250%, 03/15/2035		504	522
4.250%, 12/15/2041		878	776
3.550%, 03/15/2052		310	228
2.850%, 03/15/2032		425	387
2.550%, 04/15/2031		156	143
Duke Energy Florida
2.400%, 12/15/2031		341	307
Duke Energy Indiana
2.750%, 04/01/2050		605	384
Duke Energy Progress
5.050%, 03/15/2035		1,835	1,865
4.100%, 05/15/2042		400	343
3.700%, 10/15/2046		105	81
2.500%, 08/15/2050		346	207
E.ON
3.500%, 04/16/2033	EUR	565	671
Electricite de France MTN
4.750%, 06/17/2044		500	588
2.000%, 12/09/2049		500	355
Enel Finance International
5.000%, 09/30/2035 (D)		$1,395	1,375
Enel Finance International MTN
4.500%, 02/20/2043	EUR	290	346
Entergy Arkansas
5.150%, 01/15/2033		$514	532
2.650%, 06/15/2051		308	186
Entergy Louisiana
5.800%, 03/15/2055		1,002	1,026
5.150%, 09/15/2034		220	225
Entergy Mississippi
5.800%, 04/15/2055		452	463
Entergy Texas
5.250%, 04/15/2035		775	794
Eurogrid GmbH MTN
1.113%, 05/15/2032	EUR	600	612
Evergy Metro
5.300%, 10/01/2041		$100	99
Eversource Energy
5.950%, 02/01/2029		745	780
Exelon
5.875%, 03/15/2055		696	708
FirstEnergy Pennsylvania Electric
5.200%, 04/01/2028 (D)		264	270
4.300%, 01/15/2029 (D)		403	403
3.250%, 03/15/2028 (D)		334	326
Georgia Power
5.200%, 03/15/2035		181	185
4.850%, 03/15/2031		321	330

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.000%, 10/01/2028		$796	$796
Indiana Michigan Power
4.550%, 03/15/2046		325	284
Interstate Power and Light
5.700%, 10/15/2033		1,755	1,841
5.450%, 09/30/2054		1,140	1,102
Jersey Central Power & Light
5.100%, 01/15/2035		412	418
4.400%, 01/15/2031 (D)		798	795
4.150%, 01/15/2029 (D)		479	478
2.750%, 03/01/2032 (D)		706	631
Kentucky Utilities
5.850%, 08/15/2055		565	581
KeySpan Gas East
3.586%, 01/18/2052 (D)		2,595	1,762
2.742%, 08/15/2026 (D)		1,025	1,012
London Power Networks
3.837%, 06/11/2037	EUR	310	363
Louisville Gas and Electric
5.450%, 04/15/2033		$2,230	2,334
MidAmerican Energy
4.800%, 09/15/2043		830	766
2.700%, 08/01/2052		297	186
Mississippi Power
4.250%, 03/15/2042		174	152
3.100%, 07/30/2051		411	277
National Gas Transmission MTN
4.250%, 04/05/2030	EUR	1,000	1,231
NextEra Energy Capital Holdings
5.450%, 03/15/2035		$4,250	4,396
NiSource
5.800%, 02/01/2042		149	152
5.350%, 04/01/2034		2,920	3,006
Northern States Power
5.650%, 06/15/2054		296	305
5.400%, 03/15/2054		207	205
5.050%, 05/15/2035		746	761
NRG Energy
5.407%, 10/15/2035 (D)		348	349
4.734%, 10/15/2030 (D)		696	696
NSTAR Electric
5.400%, 06/01/2034		395	411
Ohio Edison
4.950%, 12/15/2029 (D)		445	455
Oncor Electric Delivery
5.800%, 04/01/2055 (D)		872	897
5.350%, 04/01/2035 (D)		426	440
Pacific Gas and Electric
6.100%, 01/15/2029		3,910	4,090
6.100%, 10/15/2055		478	477
5.050%, 10/15/2032		746	745
5.000%, 06/04/2028		1,230	1,247
4.950%, 07/01/2050		1,303	1,118

SEI Institutional Managed Trust	129

SCHEDULE OF INVESTMENTS

September 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.200%, 06/01/2041		$199	$163
3.950%, 12/01/2047		790	591
3.500%, 08/01/2050		175	119
2.500%, 02/01/2031		1,325	1,181
2.100%, 08/01/2027		1,705	1,639
PacifiCorp
2.900%, 06/15/2052		1,330	811
PECO Energy
5.650%, 09/15/2055		730	746
4.150%, 10/01/2044		900	763
2.850%, 09/15/2051		413	265
Piedmont Natural Gas
3.500%, 06/01/2029		736	718
3.350%, 06/01/2050		1,396	964
PPL Capital Funding
5.250%, 09/01/2034		321	328
PSEG Power
5.750%, 05/15/2035 (D)		2,225	2,328
Public Service Electric and Gas
5.500%, 03/01/2055		213	214
5.050%, 03/01/2035		534	545
4.900%, 08/15/2035		590	594
Public Service Electric and Gas MTN
5.125%, 03/15/2053		545	519
2.700%, 05/01/2050		160	101
2.050%, 08/01/2050		95	51
1.900%, 08/15/2031		589	517
Public Service of Colorado
5.250%, 04/01/2053		1,090	1,032
5.150%, 09/15/2035		740	750
Public Service of Oklahoma
5.450%, 01/15/2036		1,730	1,767
5.200%, 01/15/2035		1,146	1,160
3.150%, 08/15/2051		232	152
RTE Reseau de Transport d’Electricite SADIR MTN
3.750%, 04/30/2044	EUR	200	221
RWE Finance US
5.125%, 09/18/2035 (D)		$1,400	1,381
Scottish Hydro Electric Transmission MTN
3.375%, 09/04/2032	EUR	205	241
Sempra
6.550%, H15T5Y + 2.138%, 04/01/2055 (A)		$101	103
Southern
3.750%, H15T5Y + 2.915%, 09/15/2051 (A)		2,175	2,146
Southern California Edison
4.125%, 03/01/2048		348	266
Southern Gas Capital
5.150%, 09/15/2032		500	513
4.400%, 05/30/2047		500	420

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Southern Power
4.900%, 10/01/2035		$1,300	$1,282
Southwestern Electric Power
3.250%, 11/01/2051		400	266
1.650%, 03/15/2026		375	371
Southwestern Public Service
3.750%, 06/15/2049		845	633
Suez MTN
2.875%, 05/24/2034	EUR	800	879
TenneT Holding BV MTN
4.750%, 10/28/2042		340	440
Trans-Allegheny Interstate Line
5.000%, 01/15/2031 (D)		$2,252	2,309
Union Electric
5.200%, 04/01/2034		1,025	1,056
United Utilities Water Finance MTN
3.750%, 05/23/2034	EUR	530	624
Veolia Environnement
2.500%(A)(H)		600	676
Virginia Electric and Power
5.000%, 04/01/2033		$1,020	1,038
5.000%, 01/15/2034		3,561	3,601
4.650%, 08/15/2043		585	530
2.950%, 11/15/2051		343	219
Virginia Power Fuel Securitization
5.088%, 05/01/2027		769	773
Vistra Operations
5.700%, 12/30/2034 (D)		1,815	1,878
Wisconsin Electric Power
4.150%, 10/15/2030		642	639
Yorkshire Water Finance MTN
6.375%, 11/18/2034	GBP	700	960
			121,007

Total Corporate Obligations
(Cost $787,632) ($ Thousands)			788,745

ASSET-BACKED SECURITIES — 7.4%
Automotive — 2.2%

Ally Auto Receivables Trust, Ser 2022-3, Cl A4
5.070%, 10/16/2028		$336	338
American Heritage Auto Receivables Trust, Ser 2024-1A, Cl A2
4.830%, 03/15/2028 (D)		220	221
American Heritage Auto Receivables Trust, Ser 2024-1A, Cl A3
4.900%, 09/17/2029 (D)		230	232
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A3
5.620%, 11/18/2027		150	151

130	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables Trust, Ser 2023-2, Cl A3
5.810%, 05/18/2028	$554	$558
ARI Fleet Lease Trust, Ser 2023-A, Cl A3
5.330%, 02/17/2032 (D)	805	812
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/2032 (D)	454	457
AutoNation Finance Trust, Ser 2025-1A, Cl A3
4.620%, 11/13/2029 (D)	681	687
Avis Budget Rental Car Funding AESOP, Ser 2025-4A, Cl A
4.400%, 02/20/2032 (D)	775	770
BMW Vehicle Lease Trust, Ser 2025-1, Cl A3
4.430%, 06/26/2028	765	771
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/2028	185	186
BofA Auto Trust, Ser 2025-1A, Cl A2A
4.520%, 11/22/2027 (D)	262	262
BofA Auto Trust, Ser 2025-1A, Cl A3
4.350%, 11/20/2029 (D)	220	221
Capital One Prime Auto Receivables Trust, Ser 2022-2, Cl A3
3.660%, 05/17/2027	278	278
Carmax Auto Owner Trust, Ser 2025-2, Cl A3
4.480%, 03/15/2030	1,614	1,631
Carmax Auto Owner Trust, Ser 2025-3, Cl A3
4.350%, 07/15/2030	943	951
Carmax Auto Owner Trust, Ser 2025-3, Cl A4
4.470%, 01/15/2031	636	645
Chase Auto Owner Trust, Ser 2022-AA, Cl A4
3.990%, 03/27/2028 (D)	439	438
Enterprise Fleet Financing, Ser 2023-2, Cl A2
5.560%, 04/22/2030 (D)	512	515
Enterprise Fleet Financing, Ser 2024-1, Cl A2
5.230%, 03/20/2030 (D)	1,005	1,014
Enterprise Fleet Financing, Ser 2024-3, Cl A2
5.310%, 04/20/2027 (D)	497	500
Enterprise Fleet Financing, Ser 2025-1, Cl A3
4.820%, 02/20/2029 (D)	1,375	1,397
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A4
5.050%, 06/15/2027	292	294
Ford Credit Auto Owner Trust, Ser 2022-1, Cl A
3.880%, 11/15/2034 (D)	1,296	1,293

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust, Ser 2022-D, Cl A4
5.300%, 03/15/2028	$307	$310
Ford Credit Auto Owner Trust, Ser 2024-D, Cl A3
4.610%, 08/15/2029	380	384
Ford Credit Auto Owner Trust, Ser 2025-1, Cl A
4.860%, 08/15/2037 (C)(D)	2,029	2,082
Ford Credit Auto Owner Trust, Ser 2025-2, Cl A
4.370%, 02/15/2038 (C)(D)	1,337	1,345
Ford Credit Auto Owner Trust, Ser 2025-B, Cl A4
3.950%, 07/15/2031	1,188	1,187
Ford Credit Floorplan Master Owner Trust A, Ser 2024-3, Cl A1
4.300%, 09/15/2029 (D)	1,577	1,584
Ford Credit Floorplan Master Owner Trust A, Ser 2025-1, Cl A1
4.630%, 04/15/2030	1,672	1,696
GM Financial Automobile Leasing Trust, Ser 2023-3, Cl A4
5.440%, 08/20/2027	264	265
GM Financial Automobile Leasing Trust, Ser 2025-1, Cl A3
4.660%, 02/21/2028	1,130	1,140
GM Financial Automobile Leasing Trust, Ser 2025-2, Cl A2A
4.550%, 07/20/2027	495	497
GM Financial Automobile Leasing Trust, Ser 2025-2, Cl A3
4.580%, 05/22/2028	785	792
GM Financial Automobile Leasing Trust, Ser 2025-3, Cl A3
4.170%, 08/21/2028	720	723
GM Financial Revolving Receivables Trust, Ser 2024-1, Cl A
4.980%, 12/11/2036 (D)	1,675	1,719
GM Financial Revolving Receivables Trust, Ser 2024-2, Cl A
4.520%, 03/11/2037 (D)	537	544
GM Financial Revolving Receivables Trust, Ser 2025-1, Cl A
4.640%, 12/11/2037 (D)	2,867	2,918
GMF Floorplan Owner Revolving Trust, Ser 2024-4A, Cl A1
4.730%, 11/15/2029 (D)	1,300	1,318
GMF Floorplan Owner Revolving Trust, Ser 2025-2A, Cl A
4.640%, 03/15/2030 (D)	1,759	1,781
Honda Auto Receivables Owner Trust, Ser 2022-2, Cl A3
3.730%, 07/20/2026	33	33

SEI Institutional Managed Trust	131

SCHEDULE OF INVESTMENTS

September 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Honda Auto Receivables Owner Trust, Ser 2025-3, Cl A4
4.100%, 11/21/2031	$926	$929
Hyundai Auto Lease Securitization Trust, Ser 2025-A, Cl A3
4.830%, 01/18/2028 (D)	2,085	2,108
Hyundai Auto Lease Securitization Trust, Ser 2025-B, Cl A3
4.530%, 04/17/2028 (D)	2,232	2,252
Hyundai Auto Lease Securitization Trust, Ser 2025-C, Cl A3
4.360%, 07/17/2028 (D)	1,260	1,268
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A4
2.350%, 04/17/2028	281	280
Hyundai Auto Receivables Trust, Ser 2023-A, Cl A4
4.480%, 07/17/2028	604	606
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A3
5.480%, 04/17/2028	234	236
LAD Auto Receivables Trust, Ser 2025-2A, Cl A3
4.250%, 01/15/2030 (D)	925	927
M&T Bank Auto Receivables Trust, Ser 2025-1A, Cl A3
4.730%, 06/17/2030 (D)	1,810	1,835
Mercedes-Benz Auto Lease Trust, Ser 2025- A, Cl A2A
4.570%, 04/17/2028	530	533
Mercedes-Benz Auto Lease Trust, Ser 2025-A, Cl A3
4.610%, 04/16/2029	495	502
Mercedes-Benz Auto Receivables Trust, Ser 2022-1, Cl A4
5.250%, 02/15/2029	711	720
Mercedes-Benz Auto Receivables Trust, Ser 2025-1, Cl A3
4.780%, 12/17/2029	758	768
Nissan Auto Receivables Owner Trust, Ser 2022-B, Cl A4
4.450%, 11/15/2029	434	436
OCCU Auto Receivables Trust, Ser 2023-1A, Cl A3
6.230%, 06/15/2028 (D)	530	534
Octane Receivables Trust, Ser 2023-1A, Cl A
5.870%, 05/21/2029 (D)	60	60
PenFed Auto Receivables Owner Trust, Ser 2022-A, Cl A4
4.180%, 12/15/2028 (D)	70	70
Santander Drive Auto Receivables Trust, Ser 2024-3, Cl A3
5.630%, 01/16/2029	515	518
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Ser 2025-2, Cl A3
4.670%, 08/15/2029	$850	$857
Santander Drive Auto Receivables Trust, Ser 2025-3, Cl A3
4.380%, 01/15/2030	1,034	1,040
SBNA Auto Lease Trust, Ser 2024-C, Cl A4
4.420%, 03/20/2029 (D)	365	367
SBNA Auto Lease Trust, Ser 2025-A, Cl A3
4.830%, 04/20/2028 (D)	1,620	1,632
SBNA Auto Receivables Trust, Ser 2024-A, Cl A3
5.320%, 12/15/2028 (D)	250	251
SBNA Auto Receivables Trust, Ser 2024-A, Cl A4
5.210%, 04/16/2029 (D)	169	171
SCCU Auto Receivables Trust, Ser 2024-1A, Cl A2
5.450%, 12/15/2027 (D)	215	216
SCCU Auto Receivables Trust, Ser 2024-1A, Cl A3
5.110%, 06/15/2029 (D)	520	524
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A3
4.950%, 05/21/2029 (D)	785	790
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A4
4.940%, 01/21/2031 (D)	148	150
SFS Auto Receivables Securitization Trust, Ser 2024-2A, Cl A3
5.330%, 11/20/2029 (D)	547	553
SFS Auto Receivables Securitization Trust, Ser 2025-2A, Cl A4
4.580%, 05/20/2031 (D)	632	642
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-AA, Cl A2
4.630%, 07/20/2027 (D)	824	828
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-AA, Cl A3
4.470%, 07/20/2028 (D)	575	579
Toyota Auto Loan Extended Note Trust, Ser 2021-1A, Cl A
1.070%, 02/27/2034 (D)	2,920	2,883
Toyota Auto Loan Extended Note Trust, Ser 2023-1A, Cl A
4.930%, 06/25/2036 (D)	2,880	2,947
Toyota Auto Loan Extended Note Trust, Ser 2024-1A, Cl A
5.160%, 11/25/2036 (D)	3,205	3,323
Toyota Auto Loan Extended Note Trust, Ser 2025-1A, Cl A
4.650%, 05/25/2038 (D)	2,035	2,074

132	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Toyota Auto Receivables Owner Trust, Ser 2022-D, Cl A4
5.430%, 04/17/2028	$389	$396
Toyota Auto Receivables Owner Trust, Ser 2025-B, Cl A3
4.340%, 11/15/2029	178	179
Toyota Lease Owner Trust, Ser 2024-B, Cl A3
4.210%, 09/20/2027 (D)	1,095	1,098
Toyota Lease Owner Trust, Ser 2025-A, Cl A3
4.750%, 02/22/2028 (D)	885	895
Toyota Lease Owner Trust, Ser 2025-B, Cl A3
3.960%, 11/20/2028 (D)	1,330	1,331
USB Auto Owner Trust, Ser 2025-1A, Cl A3
4.490%, 06/17/2030 (D)	773	781
USB Auto Owner Trust, Ser 2025-1A, Cl A4
4.620%, 12/16/2030 (D)	231	235
Veridian Auto Receivables Trust, Ser 2023- 1A, Cl A3
5.560%, 03/15/2028 (D)	621	623
Volkswagen Auto Lease Trust, Ser 2025-B, Cl A3
4.010%, 01/22/2029	1,980	1,983
Volkswagen Auto Loan Enhanced Trust, Ser 2024-1, Cl A3
4.630%, 07/20/2029	497	503
World Omni Auto Receivables Trust, Ser 2025-C, Cl A3
4.080%, 11/15/2030	905	908
World Omni Auto Receivables Trust, Ser 2025-C, Cl A4
4.190%, 11/17/2031	570	573
		78,854

Credit Cards — 0.8%
American Express Credit Account Master Trust, Ser 2023-4, Cl A
5.150%, 09/16/2030	1,532	1,584
American Express Credit Account Master Trust, Ser 2025-2, Cl A
4.280%, 04/15/2030	4,810	4,856
American Express Credit Account Master Trust, Ser 2025-4, Cl A
4.300%, 07/15/2030	3,372	3,408
American Express Credit Account Master Trust, Ser 2025-5, Cl A
4.510%, 07/15/2032	1,814	1,853
BA Credit Card Trust, Ser 2023-A2, Cl A2
4.980%, 11/15/2028	3,020	3,057
BA Credit Card Trust, Ser 2025-A1, Cl A
4.310%, 05/15/2030	2,055	2,079
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Barclays Dryrock Issuance Trust, Ser 2025-1, Cl A
3.970%, 07/15/2031	$1,562	$1,559
Capital One Multi-Asset Execution Trust, Ser 2025-A1, Cl A
3.820%, 09/16/2030	295	295
Capital One Multi-Asset Execution Trust, Ser 2025-A2, Cl A
4.020%, 09/15/2032	347	346
Chase Issuance Trust, Ser 2023-A1, Cl A
5.160%, 09/15/2028	2,005	2,029
Chase Issuance Trust, Ser 2024-A2, Cl A
4.630%, 01/15/2031	1,299	1,328
Chase Issuance Trust, Ser 2025-A1, Cl A
4.160%, 07/15/2030	473	476
Citibank Credit Card Issuance Trust, Ser 2025-A1, Cl A
4.300%, 06/21/2030	1,549	1,565
Synchrony Card Funding, Ser 2025-A2, Cl A 4.490%, 05/15/2031	1,060	1,073
Synchrony Card Issuance Trust, Ser 2025-A1, Cl A
4.780%, 02/15/2031	1,170	1,190
World Financial Network Credit Card Master Trust, Ser 2024-A, Cl A
5.470%, 02/15/2031	267	273
		26,971

Mortgage Related Securities — 0.8%
Accredited Mortgage Loan Trust, Ser 2007-1, Cl M2
4.542%, TSFR1M + 0.384%, 02/25/2037 (A)	5,000	4,765
Aegis Asset-Backed Securities Mortgage Pass-Through Certificates, Ser 2003-3, Cl M1
5.322%, TSFR1M + 1.164%, 01/25/2034 (A)	266	268
Carrington Mortgage Loan Trust Series, Ser 2006-FRE1, Cl A4
4.522%, TSFR1M + 0.364%, 04/25/2036 (A)	2,526	2,319
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
4.838%, 11/25/2034 (C)	17	17
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
6.546%, 03/25/2037 (C)	52	52
CWABS Asset-backed Certificates Series, Ser 2007-12, Cl 2A4
5.622%, TSFR1M + 1.464%, 08/25/2047 (A)	4,580	4,321

SEI Institutional Managed Trust	133

SCHEDULE OF INVESTMENTS

September 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CWABS Asset-Backed Certificates Trust, Ser 2007-13, Cl 2A2
5.072%, TSFR1M + 0.914%, 10/25/2047 (A)	$917	$862
Fremont Home Loan Trust, Ser 2005-E, Cl 2A4
4.932%, TSFR1M + 0.774%, 01/25/2036 (A)	2,381	2,304
GSAMP Trust, Ser 2005-WMC3, Cl A2C
4.932%, TSFR1M + 0.774%, 12/25/2035 (A)	2,632	2,577
GSAMP Trust, Ser 2006-HE3, Cl A2D
4.772%, TSFR1M + 0.614%, 05/25/2046 (A)	2,821	2,719
MASTR Asset-Backed Securities Trust, Ser 2007-HE1, Cl A4
4.832%, TSFR1M + 0.674%, 05/25/2037 (A)	5,500	4,692
Morgan Stanley ABS Capital I Trust, Ser 2005-HE1, Cl M1
4.947%, TSFR1M + 0.789%, 12/25/2034 (A)	83	81
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
4.822%, TSFR1M + 0.664%, 09/25/2034 (A)	269	262
Structured Asset Securities Mortgage Loan Trust, Ser 2007-WF1, Cl A1
4.692%, TSFR1M + 0.534%, 02/25/2037 (A)	1,371	1,353
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl M2
4.707%, TSFR1M + 0.549%, 07/25/2036 (A)	1,728	1,724
		28,316

Other Asset-Backed Securities — 3.6%
AIMCO CLO 22, Ser 2024-22A, Cl A
5.826%, TSFR3M + 1.500%, 04/19/2037 (A)(D)	1,330	1,336
Ares Loan Funding IV, Ser 2023-ALF4A, Cl A1
6.068%, TSFR3M + 1.750%, 10/15/2036 (A)(D)	1,280	1,280
Clover CLO, Ser 2024-1A, Cl A1RR
5.856%, TSFR3M + 1.530%, 04/20/2037 (A)(D)	3,000	3,007
CNH Equipment Trust, Ser 2022-B, Cl A3
3.890%, 11/15/2027	242	241
CNH Equipment Trust, Ser 2022-C, Cl A3
5.150%, 04/17/2028	732	737
College Avenue Student Loans, Ser 2017-A, Cl A1
5.922%, TSFR1M + 1.764%, 11/26/2046 (A)(D)	174	175

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
College Avenue Student Loans, Ser 2018-A, Cl A2
4.130%, 12/26/2047 (D)	$123	$121
College Avenue Student Loans, Ser 2019-A, Cl A2
3.280%, 12/28/2048 (D)	250	240
College Avenue Student Loans, Ser 2021-B, Cl A2
1.760%, 06/25/2052 (D)	232	210
College Avenue Student Loans, Ser 2021-C, Cl A2
2.320%, 07/26/2055 (D)	511	476
Cologix Data Centers US Issuer, Ser 2021-1A, Cl B
3.790%, 12/26/2051 (D)	1,075	1,049
Consolidated Communications, Ser 2025-1A, Cl A2
6.000%, 05/20/2055 (D)	1,025	1,050
CyrusOne Data Centers Issuer I, Ser 2024- 1A, Cl A2
4.760%, 03/22/2049 (D)	3,000	2,968
Dell Equipment Finance Trust, Ser 2025-1, Cl A3
4.610%, 02/24/2031 (D)	1,835	1,854
DLLAA, Ser 2023-1A, Cl A3
5.640%, 02/22/2028 (D)	286	289
DLLAA, Ser 2025-1A, Cl A3
4.950%, 09/20/2029 (D)	1,110	1,131
DLLAD, Ser 2024-1A, Cl A3
5.300%, 07/20/2029 (D)	1,810	1,848
DLLAD, Ser 2025-1A, Cl A2
4.460%, 11/20/2028 (D)	420	422
DLLAD, Ser 2025-1A, Cl A3
4.420%, 09/20/2030 (D)	635	640
Dryden 55 CLO, Ser 2018-55A, Cl A1
5.599%, TSFR3M + 1.282%, 04/15/2031 (A)(D)	202	202
Dryden 95 CLO, Ser 2025-95A, Cl BR
5.804%, TSFR3M + 1.600%, 08/20/2034 (A)(D)	2,900	2,900
Dryden XXVI Senior Loan Fund, Ser 2018- 26A, Cl AR
5.479%, TSFR3M + 1.162%, 04/15/2029 (A)(D)	265	265
EDvestinU Private Education Loan Issue No.
4, Ser 2022-A, Cl A
5.250%, 11/25/2040 (D)	522	523
Elmwood CLO 29, Ser 2024-5A, Cl AR1
5.846%, TSFR3M + 1.520%, 04/20/2037 (A)(D)	760	763
Elmwood CLO I, Ser 2024-1A, Cl A1RR
5.846%, TSFR3M + 1.520%, 04/20/2037 (A)(D)	550	552

134	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Flexential Issuer, Ser 2021-1A, Cl A2
3.250%, 11/27/2051 (D)	$1,200	$1,165
Goldentree Loan Management US CLO 7, Ser 2024-7A, Cl ARR
5.426%, TSFR3M + 1.100%, 04/20/2034 (A)(D)	4,100	4,090
Gracie Point International Funding, Ser 2025-1A, Cl B
6.354%, SOFR30A + 2.000%, 08/15/2028 (A)(D)	2,440	2,447
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (D)	213	209
HPS Loan Management, Ser 2022-19, Cl A1R
5.652%, TSFR3M + 1.320%, 01/22/2035 (A)(D)	400	401
J.G. Wentworth XXXIX, Ser 2017-2A, Cl B
5.090%, 09/17/2074 (D)	1,229	1,114
JGWPT XXX, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (D)	537	509
JGWPT XXXII, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (D)	727	660
Kings Park CLO, Ser 2021-1A, Cl A
5.717%, TSFR3M + 1.392%, 01/21/2035 (A)(D)	400	401
LCM 37, Ser 2024-37A, Cl A1R
5.378%, TSFR3M + 1.060%, 04/15/2034 (A)(D)	3,209	3,203
Mid-State Trust XI, Ser 2003-11, Cl A1
4.864%, 07/15/2038	311	311
MVW, Ser 2021-1WA, Cl B
1.440%, 01/22/2041 (D)	86	83
MVW, Ser 2023-2A, Cl A
6.180%, 11/20/2040 (D)	441	453
Navient Private Education Loan Trust, Ser 2018-BA, Cl A2A
3.610%, 12/15/2059 (D)	35	35
Navient Private Education Refi Loan Trust, Ser 2018-DA, Cl A2A
4.000%, 12/15/2059 (D)	954	948
Navient Private Education Refi Loan Trust, Ser 2019-A, Cl A2A
3.420%, 01/15/2043 (D)	111	111
Navient Private Education Refi Loan Trust, Ser 2019-CA, Cl A2
3.130%, 02/15/2068 (D)	278	275
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2A
3.010%, 12/15/2059 (D)	582	567
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (D)	822	795
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (D)	$514	$482
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (D)	720	659
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (D)	148	136
Navient Private Education Refi Loan Trust, Ser 2021-CA, Cl A
1.060%, 10/15/2069 (D)	641	584
Navient Private Education Refi Loan Trust, Ser 2021-EA, Cl A
0.970%, 12/16/2069 (D)	1,342	1,210
Navient Private Education Refi Loan Trust, Ser 2021-FA, Cl A
1.110%, 02/18/2070 (D)	604	539
Navient Private Education Refi Loan Trust, Ser 2021-GA, Cl A
1.580%, 04/15/2070 (D)	144	130
Navient Private Education Refi Loan Trust, Ser 2022-A, Cl A
2.230%, 07/15/2070 (D)	451	412
Navient Refinance Loan Trust, Ser 2025-B, Cl A
4.720%, 09/15/2055 (D)	875	873
Navient Student Loan Trust, Ser 2019-BA, Cl A2A
3.390%, 12/15/2059 (D)	136	133
Navient Student Loan Trust, Ser 2021-3A, Cl A1A
1.770%, 08/25/2070 (D)	632	556
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
4.762%, SOFR90A + 0.422%, 01/25/2037 (A)	164	164
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
4.712%, SOFR90A + 0.372%, 10/25/2033 (A)	896	889
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
4.739%, SOFR90A + 0.362%, 03/23/2037 (A)	707	702
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
4.759%, SOFR90A + 0.382%, 12/24/2035 (A)	674	670
Nelnet Student Loan Trust, Ser 2021-A, Cl APT1
1.360%, 04/20/2062 (D)	1,006	950

SEI Institutional Managed Trust	135

SCHEDULE OF INVESTMENTS

September 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2021-CA, Cl AFX
1.320%, 04/20/2062 (D)	$1,158	$1,085
Nelnet Student Loan Trust, Ser 2021-DA, Cl AFX
1.630%, 04/20/2062 (D)	229	217
Nelnet Student Loan Trust, Ser 2025-CA, Cl A1A
4.670%, 06/22/2065 (D)	2,075	2,067
Octagon 53, Ser 2021-1A, Cl A
5.609%, TSFR3M + 1.292%, 04/15/2034 (A)(D)	3,750	3,753
Octagon 66, Ser 2023-1A, Cl A1R
5.935%, TSFR3M + 1.750%, 11/16/2036 (A)(D)	1,350	1,351
Octagon Investment Partners 41, Ser 2025- 2A, Cl A2R2
5.918%, TSFR3M + 1.600%, 10/15/2033 (A)(D)	3,000	2,993
Owl Rock CLO III, Ser 2024-3A, Cl AR
6.176%, TSFR3M + 1.850%, 04/20/2036 (A)(D)	1,180	1,187
Palmer Square Loan Funding, Ser 2024-3A, Cl A1BR
5.718%, TSFR3M + 1.400%, 04/15/2031 (A)(D)	2,270	2,270
Rad CLO 22, Ser 2023-22A, Cl A1
6.156%, TSFR3M + 1.830%, 01/20/2037 (A)(D)	1,580	1,584
Rockford Tower CLO, Ser 2025-1A, Cl BR
5.975%, TSFR3M + 1.700%, 07/20/2035 (A)(D)	3,200	3,210
RR 8, Ser 2024-8A, Cl A2R
6.018%, TSFR3M + 1.700%, 07/15/2037 (A)(D)	2,810	2,814
SBA Small Business Investment, Ser 2018- 10B, Cl 1
3.548%, 09/10/2028	346	342
SBA Small Business Investment, Ser 2022- 10A, Cl 1
2.938%, 03/10/2032	659	624
SBA Small Business Investment, Ser 2022- 10B, Cl 1
4.262%, 09/10/2032	379	376
SBA Small Business Investment, Ser 2025- 10A, Cl 1
4.963%, 03/10/2035	1,640	1,667
SBA Small Business Investment, Ser 2025- 10B, Cl 1
4.532%, 09/10/2035	1,855	1,850
SCF Equipment Trust, Ser 2025-1A, Cl A2
4.820%, 07/22/2030 (D)	672	674
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding, Ser 2021-2A, Cl A
1.350%, 09/20/2038 (D)	$93	$92
SLM Private Credit Student Loan Trust, Ser 2005-A, Cl A4
4.609%, TSFR3M + 0.572%, 12/15/2038 (A)	458	451
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
5.829%, SOFR90A + 1.462%, 12/15/2033 (A)(D)	955	938
SLM Student Loan Trust, Ser 2005-4, Cl A4
4.772%, SOFR90A + 0.432%, 07/25/2040 (A)	1,901	1,860
SLM Student Loan Trust, Ser 2006-8, Cl A6
4.762%, SOFR90A + 0.422%, 01/25/2041 (A)	1,260	1,215
SLM Student Loan Trust, Ser 2007-7, Cl B
5.352%, SOFR90A + 1.012%, 10/27/2070 (A)	1,050	1,058
SLM Student Loan Trust, Ser 2008-2, Cl B
5.802%, SOFR90A + 1.462%, 01/25/2083 (A)	685	705
SLM Student Loan Trust, Ser 2008-3, Cl B
5.802%, SOFR90A + 1.462%, 04/26/2083 (A)	685	690
SLM Student Loan Trust, Ser 2008-4, Cl A4
6.252%, SOFR90A + 1.912%, 07/25/2022 (A)	191	191
SLM Student Loan Trust, Ser 2008-4, Cl B
6.452%, SOFR90A + 2.112%, 04/25/2073 (A)	685	701
SLM Student Loan Trust, Ser 2008-5, Cl A4
6.302%, SOFR90A + 1.962%, 07/25/2023 (A)	28	28
SLM Student Loan Trust, Ser 2008-5, Cl B
6.452%, SOFR90A + 2.112%, 07/25/2073 (A)	685	705
SLM Student Loan Trust, Ser 2008-6, Cl A4
5.702%, SOFR90A + 1.362%, 07/25/2023 (A)	777	769
SLM Student Loan Trust, Ser 2008-6, Cl B
6.452%, SOFR90A + 2.112%, 07/26/2083 (A)	685	691
SLM Student Loan Trust, Ser 2008-7, Cl B
6.452%, SOFR90A + 2.112%, 07/26/2083 (A)	685	679
SMB Private Education Loan Trust, Ser 2020-PTA, Cl A2A
1.600%, 09/15/2054 (D)	643	607
SMB Private Education Loan Trust, Ser 2021-A, Cl A2B
1.590%, 01/15/2053 (D)	1,785	1,649

136	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2021-A, Cl APT1
1.070%, 01/15/2053 (D)	$801	$732
SMB Private Education Loan Trust, Ser 2021-A, Cl B
2.310%, 01/15/2053 (D)	568	556
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (D)	1,469	1,380
SMB Private Education Loan Trust, Ser 2021-C, Cl APT1
1.390%, 01/15/2053 (D)	88	81
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051 (D)	1,334	1,263
SMB Private Education Loan Trust, Ser 2024-E, Cl A1A
5.090%, 10/16/2056 (D)	1,059	1,072
SMB Private Education Loan Trust, Ser 2025-A, Cl A1A
5.130%, 04/15/2054 (D)	956	973
SoFi Professional Loan Program Trust, Ser 2021-B, Cl AFX
1.140%, 02/15/2047 (D)	460	403
South Carolina Student Loan, Ser 2015-A, Cl A
5.772%, TSFR1M + 1.614%, 01/25/2036 (A)	129	129
Stack Infrastructure Issuer, Ser 2021-1A, Cl A2
1.877%, 03/26/2046 (D)	2,775	2,736
Switch ABS Issuer, Ser 2025-1A, Cl A2
5.036%, 03/25/2055 (D)	2,880	2,853
T-Mobile US Trust, Ser 2024-2A, Cl A
4.250%, 05/21/2029 (D)	2,291	2,300
T-Mobile US Trust, Ser 2025-1A, Cl A
4.740%, 11/20/2029 (D)	858	869
T-Mobile US Trust, Ser 2025-2A, Cl A
4.340%, 04/22/2030 (D)	710	715
Trestles CLO IV, Ser 2021-4A, Cl B1
6.287%, TSFR3M + 1.962%, 07/21/2034 (A)(D)	3,445	3,454
United States Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039	119	112
United States Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	229	205
United States Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	436	415
United States Small Business Administration, Ser 2022-25F, Cl 1
4.010%, 06/01/2047	639	613
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
United States Small Business Administration, Ser 2024-25C, Cl 1
4.970%, 03/01/2049	$454	$459
United States Small Business Administration, Ser 2025-25F, Cl 1
5.100%, 06/01/2050	445	452
Verizon Master Trust Series, Ser 2024-5, Cl A
5.000%, 06/21/2032 (D)	1,475	1,520
Verizon Master Trust Series, Ser 2025-2, Cl A
4.940%, 01/20/2033 (D)	1,978	2,036
Verizon Master Trust, Ser 2023-4, Cl A1A
5.160%, 06/20/2029	2,417	2,435
Verizon Master Trust, Ser 2023-6, Cl B
4.860%, 09/22/2031 (D)	445	453
Verizon Master Trust, Ser 2023-7, Cl A1A
5.670%, 11/20/2029	1,130	1,152
Verizon Master Trust, Ser 2024-7, Cl A
4.350%, 08/20/2032 (D)	2,936	2,963
Verizon Master Trust, Ser 2025-3, Cl A1A
4.510%, 03/20/2030	1,812	1,827
Verizon Master Trust, Ser 2025-4, Cl A
4.760%, 03/21/2033 (D)	1,279	1,311
Verizon Master Trust, Ser 2025-8, Cl A
4.160%, 08/22/2033 (D)	1,595	1,586
		129,293

Total Asset-Backed Securities
(Cost $261,930) ($ Thousands)		263,434

SOVEREIGN DEBT — 0.8%

Brazilian Government International Bond
6.625%, 03/15/2035	246	256
4.750%, 01/14/2050	740	552
Export Finance & Insurance
4.625%, 10/26/2027(D)	879	894
Guatemala Government Bond
6.250%, 08/15/2036	505	521
Israel Government International Bond
5.750%, 03/12/2054	505	478
5.375%, 02/19/2030	1,380	1,423
3.875%, 07/03/2050	282	202
3.375%, 01/15/2050	280	186
2.750%, 07/03/2030	470	433
Kuwait International Government Bond
4.652%, 10/09/2035(D)	907	907
4.136%, 10/09/2030(D)	1,600	1,600
4.016%, 10/09/2028	1,603	1,603

SEI Institutional Managed Trust	137

SCHEDULE OF INVESTMENTS

September 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Mexico Government International Bond
7.375%, 05/13/2055	$1,925	$2,113
6.625%, 01/29/2038	708	744
6.050%, 01/11/2040	1,210	1,215
5.625%, 09/22/2035	693	690
5.375%, 03/22/2033	1,997	1,991
4.750%, 03/22/2031	1,214	1,203
4.750%, 03/08/2044	6,706	5,571
4.600%, 01/23/2046	528	423
4.600%, 02/10/2048	422	332
4.400%, 02/12/2052	477	356
3.500%, 02/12/2034	663	576
2.659%, 05/24/2031	2,060	1,830
Paraguay Government International Bond
5.400%, 03/30/2050(D)	1,191	1,093
Republic of South Africa Government International Bond
5.875%, 04/20/2032	200	202
Romanian Government International Bond
5.750%, 03/24/2035	450	433
Total Sovereign Debt
(Cost $28,819) ($ Thousands)		27,827

LOAN PARTICIPATIONS — 0.4%
ABG Intermediate Holdings 2 LLC, 2024 Refinancing Term Loan, 1st Lien
6.413%, CME Term SOFR + 2.250%, 12/21/2028 (A)	111	111
ADMI Corp., Amendment No. 4 Refinancing Term Loan, 1st Lien
7.653%, CME Term SOFR + 3.375%, 12/23/2027 (A)(I)	109	103
Advantage Sales & Marketing Inc., Term B-2 Loan, 1st Lien
8.797%, CME Term SOFR + 4.250%, 10/28/2027 (A)	137	122
Alpha Generation, LLC, Initial Term B Loan, 1st Lien
6.163%, CME Term SOFR + 2.000%, 09/30/2031 (A)	245	244
AmWINS Group, Inc., Initial Term Loan, 1st Lien
6.252%, CME Term SOFR + 2.250%, 01/30/2032 (A)	140	140
Arches Buyer Inc., Refinancing Term Loan, 1st Lien
7.513%, CME Term SOFR + 3.250%, 12/06/2027 (A)	56	56
Artera Services, LLC, Tranche C Term Loan, 1st Lien
8.502%, CME Term SOFR + 4.500%, 02/15/2031 (A)	148	131
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Asurion, LLC, New B-4 Term Loan, 2nd Lien
9.528%, CME Term SOFR + 5.250%, 01/20/2029 (A)	$93	$89
athenahealth Group Inc., Initial Term Loan, 1st Lien
6.913%, CME Term SOFR + 2.750%, 02/15/2029 (A)	185	185
Barracuda Parent, LLC, Initial Term Loan, 1st Lien
8.808%, CME Term SOFR + 4.500%, 08/15/2029 (A)	75	62
BCPE North Star US Holdco 2, Inc., Initial Term Loan, 1st Lien
8.278%, CME Term SOFR + 4.000%, 06/09/2028 (A)	153	153
Blackhawk Network Holdings, Inc., Additional Term B-2 Loan, 1st Lien
8.163%, CME Term SOFR + 4.000%, 03/12/2029 (A)	132	133
Boost Newco Borrower, LLC, USD Term B-2 Loan, 1st Lien
6.002%, CME Term SOFR + 2.000%, 01/31/2031 (A)	138	139
C&S Wholesale Grocers, LLC, Initial Term Loan, 1st Lien
9.003%, CME Term SOFR + 5.000%, 08/06/2030 (A)(I)	255	249
Calpine Corporation, 2024 Term Loan (08/19), 1st Lien
5.913%, CME Term SOFR + 1.750%, 01/31/2031 (A)	289	289
Calpine Corporation, 2024-2 Term Loan, 1st Lien
5.913%, CME Term SOFR + 1.750%, 02/15/2032 (A)	215	215
Cast & Crew LLC, Incremental Facility No. 2 Incremental Term Loan, 1st Lien
7.913%, CME Term SOFR + 3.750%, 12/29/2028 (A)	56	51
Castle US Holding Corporation, Initial First Out Dollar Term Loan, 1st Lien
9.205%, CME Term SOFR + 5.000%, 04/29/2030 (A)	11	11
Celsius, Inc., Initial Term Loan, 1st Lien
7.291%, CME Term SOFR + 3.000%, 04/01/2032 (A)	117	117
Charter Communications Operating, LLC, Term B-5 Loan, 1st Lien
6.541%, CME Term SOFR + 2.250%, 12/15/2031 (A)	251	251
Chemours Company, The, Tranche B-3 US$ Term Loan, 1st Lien
7.163%, CME Term SOFR + 3.000%, 08/18/2028 (A)	126	126

138	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Cleanova US Holdings LLC, Initial Term Loan, 1st Lien
8.808%, CME Term SOFR + 4.750%, 06/14/2032 (A)	$72	$72
Cotiviti, Inc., Amendment 2 Term Loan, 1st Lien
7.030%, CME Term SOFR + 2.750%, 03/26/2032 (A)	78	76
CPI Buyer, LLC, Initial Term Loan, 1st Lien
8.291%, CME Term SOFR + 4.000%, 05/27/2032 (A)	107	105
Dave & Buster’s, Inc., 2024 Incremental Term B Loan, 1st Lien
7.563%, CME Term SOFR + 3.250%, 11/01/2031 (A)	152	140
Delivery Hero, Extended Dollar Term Loan
9.226%, CME Term SOFR + 5.000%, 12/12/2029 (A)	233	236
DraftKings Inc., Term Loan B, 1st Lien
6.005%, CME Term SOFR + 1.750%, 03/04/2032 (A)	107	107
DTI Holdco, Inc., 2025 Refinancing Term Loan, 1st Lien
8.163%, CME Term SOFR + 4.000%, 04/26/2029 (A)	74	66
EagleView Technology Corporation, Term Loan, 1st Lien
10.502%, CME Term SOFR + 5.500%, 08/14/2028 (A)	306	300
Elanco Animal Health Incorporated, Term Loan, 1st Lien
6.130%, CME Term SOFR + 1.750%, 08/01/2027 (A)	114	114
Element Materials Technology Group US Holdings Inc.(EM Midco 2 US LLC), Initial USD Term B Loan, 1st Lien
7.677%, CME Term SOFR + 3.675%, 07/06/2029 (A)	82	82
Entain PLC, Facility B6 (USD), 1st Lien
6.252%, CME Term SOFR + 2.250%, 10/31/2029 (A)	79	79
EOC Borrower, LLC, Term A Loan
7.913%, CME Term SOFR + 3.750%, 03/24/2028 (A)	80	80
First Eagle Holdings, Inc., Initial Term Loan, 1st Lien
7.711%, CME Term SOFR + 3.500%, 08/16/2032 (A)	70	70
Flutter Entertainment plc, Third Incremental Term B Loan, 1st Lien
6.002%, CME Term SOFR + 2.000%, 06/04/2032 (A)	167	166
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Frontier Communications Holdings, LLC, Initial Term Loan, 1st Lien
6.650%, CME Term SOFR + 2.500%, 07/01/2031 (A)	$65	$66
Genesys Cloud Services Holdings I, LLC, Initial 2025 Dollar Term Loan, 1st Lien
6.663%, CME Term SOFR + 2.500%, 01/30/2032 (A)	80	79
HDI Aerospace Intermediate Holding III Corporation, Initial Term Loan, 1st Lien
8.828%, CME Term SOFR + 4.500%, 02/11/2032 (A)	134	134
Heartland Dental, LLC, 2025 Replacement Term Loan, 1st Lien
7.913%, CME Term SOFR + 3.750%, 08/25/2032 (A)	198	197
Hilton Domestic Operating Company Inc., Series B-4 Term Loan, 1st Lien
5.908%, CME Term SOFR + 1.750%, 11/08/2030 (A)	607	607
HP PHRG Borrower, LLC, Closing Date Term Loan
8.002%, CME Term SOFR + 4.000%, 02/13/2032 (A)(I)	110	109
Ingenovis Health, Inc., Initial Term Loan, 1st Lien
8.710%, CME Term SOFR + 4.250%, 03/06/2028 (A)	196	61
Iqvia Inc., Incremental Term B-5 Dollar Loan, 1st Lien
5.752%, CME Term SOFR + 1.750%, 01/02/2031 (A)	209	210
Jane Street Group, LLC, Seventh Amendment Extended Term Loan, 1st Lien
6.199%, CME Term SOFR + 2.000%, 12/15/2031 (A)	171	169
Jefferies Finance LLC, Initial Term Loan, 1st Lien
6.924%, CME Term SOFR + 2.750%, 10/21/2031 (A)	54	54
Kelso Industries LLC, Initial Term Loan, 1st Lien
9.913%, CME Term SOFR + 5.750%, 12/30/2029 (A)	124	124
LSF12 Crown US Commercial Bidco, LLC, 2025 Refinancing Term Loan
7.663%, CME Term SOFR + 3.500%, 12/02/2031 (A)(I)	60	60
Magnite, Inc., Amendment No.2 Initial Term Loan, 1st Lien
7.163%, CME Term SOFR + 3.000%, 02/06/2031 (A)	82	82

SEI Institutional Managed Trust	139

SCHEDULE OF INVESTMENTS

September 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
McAfee Corp., Second Amendment Tranche B-1 Term Loan, 1st Lien
7.223%, CME Term SOFR + 3.000%, 03/01/2029 (A)	$29	$28
MH Sub I, LLC (Micro Holding Corp.), 2023 May Incremental Term Loan, 1st Lien
8.252%, CME Term SOFR + 4.250%, 05/03/2028 (A)	126	121
MH Sub I, LLC (Micro Holding Corp.), 2024 December New Term Loan, 1st Lien
8.413%, CME Term SOFR + 4.250%, 12/31/2031 (A)(I)	193	177
Michaels Companies, Inc. The, Term B Loan, 1st Lien
8.513%, CME Term SOFR + 4.250%, 04/15/2028 (A)	161	151
Modena Buyer LLC, Initial Term Loan, 1st Lien
8.808%, CME Term SOFR + 4.500%, 07/01/2031 (A)	44	43
ModivCare, Inc., Amendment No. 5 Incremental Term Loan
15.435%, CME Term SOFR + 11.500%, 01/07/2026 (A)	293	125
ModivCare, Inc., Closing Date Term Loan (DIP)
11.339%, 02/22/2026	100	97
ModivCare, Inc., Initial Term Loan
12.752%, CME Term SOFR + 8.750%, 07/01/2031 (A)	230	104
Naked Juice LLC, Initial Second Out Term Loan
7.352%, CME Term SOFR + 3.250%, 01/24/2029 (A)	186	139
Naked Juice LLC, Initial Third Out Term Loan
10.396%, 01/24/2030	1	—
Naked Juice LLC, New Money First Out Term Loan
9.502%, CME Term SOFR + 5.500%, 01/24/2029 (A)	618	622
Opal Bidco SAS, Facility B2
7.252%, CME Term SOFR + 3.250%, 04/28/2032 (A)	112	112
Osmosis Buyer Limited, 2025 Refinancing Term B Loan, 1st Lien
7.280%, CME Term SOFR + 3.000%, 07/31/2028 (A)	68	68
Peer Holding III B.V., Facility B5B, 1st Lien
6.502%, CME Term SOFR + 2.500%, 07/01/2031 (A)(I)	265	265
Peer Holding, Term Loan, 1st Lien
0.000%, 09/27/2032 (E)(I)	208	208
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Pelican Products, Inc., Initial Term Loan (First Lien)
8.513%, CME Term SOFR + 4.250%, 11/16/2028 (A)	$160	$135
Peraton Corp., Term B Loan, 1st Lien
8.013%, CME Term SOFR + 3.750%, 02/01/2028 (A)	195	164
Plano Holdco, Inc., Closing Date Term Loan, 1st Lien
7.502%, CME Term SOFR + 3.500%, 10/02/2031 (A)	42	41
Potomac Energy Center, LLC, Initial Term Loan, 1st Lien
7.321%, CME Term SOFR + 3.000%, 08/05/2032 (A)	73	73
Primo Brands Corporation, 2025 Refinancing Term Loan, 1st Lien
6.252%, CME Term SOFR + 2.250%, 03/31/2028 (A)	30	30
QuidelOrtho Corporation, Term B Loan, 1st Lien
8.002%, CME Term SOFR + 4.000%, 08/20/2032 (A)	178	177
Red Ventures, LLC (New Imagitas, Inc.), Term B-5 Loan, 1st Lien
6.913%, CME Term SOFR + 2.750%, 03/04/2030 (A)	135	127
Renaissance Holding Corp., 2024-2 Term Loan, 1st Lien
8.163%, CME Term SOFR + 4.000%, 04/05/2030 (A)	240	207
Sabre GLBL Inc., 2024 Term B-1 Loan, 1st Lien
10.263%, CME Term SOFR + 6.000%, 11/15/2029 (A)	86	81
SkyMiles IP Ltd. (Delta Air Lines, Inc.), 2025 Replacement Term Loan, 1st Lien
5.825%, CME Term SOFR + 1.500%, 10/20/2028 (A)(I)	211	211
South Field Energy LLC, Term Loan B, 1st Lien
7.002%, CME Term SOFR + 3.000%, 08/29/2031 (A)	73	73
South Field Energy LLC, Term Loan C, 1st Lien
7.002%, CME Term SOFR + 3.000%, 08/29/2031 (A)	5	5
Star Parent, Inc., Term Loan B, 1st Lien
8.002%, CME Term SOFR + 4.000%, 09/27/2030 (A)	48	48
Station Casinos LLC, Term B Facility, 1st Lien
6.163%, CME Term SOFR + 2.000%, 03/14/2031 (A)	61	61

140	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Tacala Investment Corp., Amendment No. 4 Replacement Term Loan, 1st Lien
7.163%, CME Term SOFR + 3.000%, 01/31/2031 (A)(I)	$222	$223
TransDigm Inc., New Tranche J Term Loan, 1st Lien
6.502%, CME Term SOFR + 2.500%, 02/28/2031 (A)	251	251
TransDigm Inc., Tranche M Term Loan, 1st Lien
6.502%, CME Term SOFR + 2.500%, 08/19/2032 (A)	197	197
TripAdvisor, Inc., Initial Term B Loan, 1st Lien
6.913%, CME Term SOFR + 2.750%, 07/08/2031 (A)	110	108
TruGreen Limited Partnership, Second Refinancing Term Loan, 1st Lien
8.263%, CME Term SOFR + 4.000%, 11/02/2027 (A)	179	176
Vistra Operations Company LLC, 2018 Incremental Term Loan, 1st Lien
5.913%, CME Term SOFR + 1.750%, 12/20/2030 (A)	270	270
Voyager Parent, LLC, Term B Loan, 1st Lien
8.752%, CME Term SOFR + 4.750%, 05/08/2032 (A)	219	219
WEC US Holdings Ltd., Initial Term Loan, 1st Lien
6.530%, CME Term SOFR + 2.250%, 01/27/2031 (A)	109	110
X Corp., Tranche B-1 Loan, 1st Lien
10.958%, CME Term SOFR + 6.500%, 10/26/2029 (A)	141	138
X Corp., Tranche B-3 Term Loan, 1st Lien
9.500%, 10/26/2029 (A)	117	117
Xerox Corporation, Initial Term Loan, 1st Lien
8.002%, CME Term SOFR + 4.000%, 11/19/2029 (A)	70	65
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
7.430%, CME Term SOFR + 3.000%, 03/09/2027 (A)	222	218
Ziggo Financing Partnership, Term Loan I Facility
6.706%, CME Term SOFR + 2.500%, 04/30/2028 (A)	66	66

Total Loan Participations
(Cost $12,788) ($ Thousands)		12,473
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 0.3%
California — 0.0%
California State University, Ser B, RB
2.374%, 11/01/2035	$635	$523
California State, Health Facilities Financing Authority, RB
3.000%, 08/15/2051	650	475
		998
Nevada — 0.0%
Clark County, Department of Aviation, Ser C, RB
6.820%, 07/01/2045	413	464

New York — 0.2%
New York and New Jersey, Port Authority, RB
4.458%, 10/01/2062	505	431
New York City Transitional Finance Authority, Sub-Ser H-, RB
5.000%, 11/01/2050	660	687
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser B-3, RB
2.000%, 08/01/2035	1,000	789
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser D-3, RB
2.400%, 11/01/2032	300	264
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser F-1, RB
5.000%, 02/01/2051	95	97
New York City, Transitional Finance Authority, Sub-Ser E, RB
5.000%, 11/01/2053	575	596
New York State, Dormitory Authority, RB
5.628%, 03/15/2039	400	415
5.289%, 03/15/2033	768	782
New York State, Dormitory Authority, Ser A, RB
5.000%, 03/15/2054	555	574
New York State, Thruway Authority, RB
5.000%, 03/15/2053	835	856
5.000%, 03/15/2056	455	471
5.000%, 03/15/2059	330	341
		6,303
Ohio — 0.0%
Ohio State University, Ser A, RB
4.800%, 06/01/2111	247	210

SEI Institutional Managed Trust	141

SCHEDULE OF INVESTMENTS

September 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas — 0.1%
Board of Regents of the University of Texas System, Ser B, RB
2.439%, 08/15/2049	$295	$184
Lamar Consolidated Independent School District, Ser A, GO
5.000%, 02/15/2058	1,100	1,129
North Texas, Tollway Authority, Ser B, RB
6.718%, 01/01/2049	445	496
Northwest Independent School District, GO
5.000%, 02/15/2055	605	629
		2,438

Total Municipal Bonds
(Cost $10,845) ($ Thousands)		10,413

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%
Resolution Funding Interest
0.000%, 01/15/2030(B)	905	765
Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Resolution Funding Principal
0.000%, 04/15/2030(B)	$4,270	$3,573

Total U.S. Government Agency Obligations
(Cost $4,514) ($ Thousands)		4,338

	Shares
CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Government Fund, Institutional Class
4.040%**†	67,891,160	67,891
Total Cash Equivalent
(Cost $67,891) ($ Thousands)		67,891

PURCHASED SWAPTIONS — 0.0%
Total Purchased Swaptions
(Cost $483) ($ Thousands)		77
Total Investments in Securities — 104.7%
(Cost $3,724,303) ($ Thousands)		$3,701,679

A list of open over the counter swaptions contracts for the Fund at September 30, 2025, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 0.0%
Put Swaptions
Swaption 2 Year	Goldman Sachs	$54,293,000	$4.00	03/31/2026	$18
Swaption 2 Year	Goldman Sachs	54,293,000	4.03	02/27/2026	10
Swaption 2 Year	Goldman Sachs	54,293,000	4.05	01/30/2026	5
Swaption 5 Year	Goldman Sachs	22,688,000	4.22	03/31/2026	22
Swaption 5 Year	Goldman Sachs	22,688,000	4.22	01/30/2026	8
Swaption 5 Year	Goldman Sachs	22,688,000	4.22	02/27/2026	14
Total Purchased Swaptions		$230,943,000			$77

A list of the open futures contracts held by the Fund at September 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	1,505	Dec-2025	$313,523	$313,639	$116
U.S. 2-Year Treasury Note	75	Dec-2025	15,639	15,630	(9)
U.S. 5-Year Treasury Note	1,266	Dec-2025	138,102	138,242	140
U.S. 10-Year Treasury Note	117	Dec-2025	13,055	13,163	108
U.S. Long Treasury Bond	48	Dec-2025	5,469	5,597	128
U.S. Ultra Long Treasury Bond	151	Dec-2025	17,570	18,129	559
			503,358	504,400	1,042
Short Contracts
Euro-Bobl	(10)	Dec-2025	$(1,376)	$(1,384)	$(1)
Euro-Bund 10-Year Bond	(73)	Dec-2025	(10,936)	(11,028)	(43)
Euro-Buxl	(8)	Dec-2025	(1,062)	(1,077)	(10)

142	SEI Institutional Managed Trust

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Euro-Schatz	(9)	Dec-2025	$(1,131)	$(1,131)	$–
Long Gilt 10-Year Bond	(5)	Dec-2025	(611)	(611)	(1)
U.S. Ultra Long Treasury Bond	(46)	Dec-2025	(5,444)	(5,523)	(79)
Ultra 10-Year U.S. Treasury Note	(547)	Dec-2025	(62,478)	(62,948)	(470)
			(83,038)	(83,702)	(604)
			$420,320	$420,698	$438

A list of the open forward foreign currency contracts held by the Fund at September 30, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	10/10/25	EUR	202	USD	236	$(1)
Goldman Sachs	10/10/25	AUD	–	USD	–	(3)
Goldman Sachs	10/10/25	GBP	313	USD	423	2
Goldman Sachs	10/10/25	GBP	644	USD	864	(2)
Goldman Sachs	10/10/25	USD	4,252	EUR	3,625	10
Goldman Sachs	10/10/25	USD	1,929	EUR	1,637	(5)
Goldman Sachs	10/10/25	EUR	17,841	USD	21,014	38
Goldman Sachs	10/10/25	EUR	1,196	USD	1,401	(5)
						$34

Percentages are based on Net Assets of $3,535,411 ($ Thousands).
**	The rate reported is the 7-day effective yield as of September 30, 2025.
†	Investment in Affiliated Security (see Note 6).
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Zero coupon security.
(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On September 30, 2025, the value of these securities amounted to $454,874 ($ Thousands), representing 12.9% of the Net Assets of the Fund.
(E)	No interest rate available.
(F)	Interest rate represents the security's effective yield at the time of purchase.
(G)	Security, or a portion thereof, has been pledged as collateral on open futures contracts. The total market value of such securities as of September 30, 2025 was $1,474 ($ Thousands).
(H)	Perpetual security with no stated maturity date.
(I)	Unsettled bank loan. Interest rate may not be available.

The following is a summary of the level of inputs used as of September 30, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	1,430,881	–	1,430,881
U.S. Treasury Obligations	–	1,095,600	–	1,095,600
Corporate Obligations	–	788,745	–	788,745
Asset-Backed Securities	–	263,434	–	263,434
Sovereign Debt	–	27,827	–	27,827
Loan Participations	–	12,473	–	12,473
Municipal Bonds	–	10,413	–	10,413
U.S. Government Agency Obligations	–	4,338	–	4,338
Cash Equivalent	67,891	–	–	67,891
Purchased Swaptions	–	77	–	77
Total Investments in Securities	67,891	3,633,788	–	3,701,679

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,051	–	–	1,051
Unrealized Depreciation	(613)	–	–	(613)
Forward Contracts*
Unrealized Appreciation	–	50	–	50
Unrealized Depreciation	–	(16)	–	(16)
Total Other Financial Instruments	438	34	–	472

*	Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust	143

SCHEDULE OF INVESTMENTS

September 30, 2025

Core Fixed Income Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the year ended September 30, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$37,736	$4,894,736	$(4,864,581)	$—	$—	$67,891	$5,695	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

144	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2025

High Yield Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 76.5%
Communication Services — 12.8%
Altice Financing
5.750%, 08/15/2029 (A)	$1,080	$813
Altice France
8.125%, 02/01/2027 (A)(B)	1,734	1,650
5.500%, 01/15/2028 (A)	2,246	1,977
5.500%, 10/15/2029 (A)	937	810
5.125%, 07/15/2029 (A)	1,055	901
Altice France Holding
10.500%, 05/15/2027 (A)(B)	490	174
AMC Entertainment Holdings
7.500%, 02/15/2029 (A)	780	675
AMC Networks
10.250%, 01/15/2029 (A)	518	546
ANGI Group
3.875%, 08/15/2028 (A)	726	682
Beasley Mezzanine Holdings
9.200%, 08/01/2028 (A)(C)	2,901	1,102
Belo
7.250%, 09/15/2027	250	260
C&W Senior Finance
9.000%, 01/15/2033 (A)	1,070	1,119
Cable One
4.000%, 11/15/2030 (A)	2,060	1,745
CCO Holdings
7.375%, 03/01/2031 (A)	1,385	1,429
6.375%, 09/01/2029 (A)	1,530	1,551
5.375%, 06/01/2029 (A)	132	131
5.125%, 05/01/2027 (A)	65	65
5.000%, 02/01/2028 (A)	2,419	2,396
4.750%, 03/01/2030 (A)	2,050	1,967
4.500%, 08/15/2030 (A)	4,712	4,450
4.500%, 05/01/2032	140	127
4.250%, 02/01/2031 (A)	5,152	4,746
4.250%, 01/15/2034 (A)	8,653	7,481
Charter Communications Operating
6.550%, 06/01/2034	1,250	1,332
Cinemark USA
7.000%, 08/01/2032 (A)	64	67
5.250%, 07/15/2028 (A)	145	144
Clear Channel Outdoor Holdings
7.750%, 04/15/2028 (A)	418	417
7.500%, 06/01/2029 (A)	461	448
7.500%, 03/15/2033 (A)	252	264
7.125%, 02/15/2031 (A)	507	524
Connect Finco SARL
9.000%, 09/15/2029 (A)	200	210
CSC Holdings
11.750%, 01/31/2029 (A)	3,781	3,180
5.750%, 01/15/2030 (A)	1,454	554
4.125%, 12/01/2030 (A)	123	80
3.375%, 02/15/2031 (A)	463	298
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Digicel International Finance
8.625%, 08/01/2032 (A)	$2,111	$2,170
Directv Financing
8.875%, 02/01/2030 (A)	1,590	1,571
5.875%, 08/15/2027 (A)	710	709
Discovery Communications
5.000%, 09/20/2037	70	60
3.950%, 03/20/2028	2,055	2,006
DISH DBS
7.750%, 07/01/2026	2,593	2,568
5.750%, 12/01/2028 (A)	1,907	1,828
5.250%, 12/01/2026 (A)	2,272	2,233
5.125%, 06/01/2029	2,926	2,502
DISH Network
11.750%, 11/15/2027 (A)	868	919
EchoStar
10.750%, 11/30/2029	4,356	4,792
6.750% cash/0% PIK, 11/30/2030	271	280
Fibercop
6.375%, 11/15/2033 (A)	528	524
Fox
5.576%, 01/25/2049	460	448
5.476%, 01/25/2039	460	462
Frontier Communications Holdings
8.750%, 05/15/2030 (A)	211	220
6.750%, 05/01/2029 (A)	49	50
6.000%, 01/15/2030 (A)	93	94
5.875%, 10/15/2027 (A)	22	22
5.875%, 11/01/2029	102	103
5.000%, 05/01/2028 (A)	695	694
GCI
4.750%, 10/15/2028 (A)	599	582
Gray Media
10.500%, 07/15/2029 (A)	1,741	1,883
9.625%, 07/15/2032 (A)	2,369	2,420
7.250%, 08/15/2033 (A)	2,518	2,495
5.375%, 11/15/2031 (A)	1,884	1,415
4.750%, 10/15/2030 (A)	2,219	1,700
Hughes Satellite Systems
6.625%, 08/01/2026	785	747
iHeartCommunications
10.875%, 05/01/2030 (A)	671	456
9.125%, 05/01/2029 (A)	1,107	996
7.750%, 08/15/2030 (A)	62	51
Level 3 Financing
7.000%, 03/31/2034 (A)	1,939	1,973
6.875%, 06/30/2033 (A)	5,076	5,173
4.875%, 06/15/2029 (A)	1,868	1,756
4.500%, 04/01/2030 (A)	555	507
3.875%, 10/15/2030 (A)	969	846
3.750%, 07/15/2029 (A)	695	593
Live Nation Entertainment
6.500%, 05/15/2027 (A)	961	970

SEI Institutional Managed Trust	145

SCHEDULE OF INVESTMENTS

September 30, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.625%, 03/15/2026 (A)	$309	$309
4.750%, 10/15/2027 (A)	1,415	1,405
3.750%, 01/15/2028 (A)	703	686
Lumen Technologies
10.000%, 10/15/2032 (A)	541	547
7.650%, 03/15/2042	780	725
7.600%, 09/15/2039	295	276
5.375%, 06/15/2029 (A)	263	241
4.125%, 04/15/2029 (A)	3	3
4.125%, 04/15/2030 (A)	1,160	1,137
Maya SAS
8.500%, 04/15/2031 (A)	785	842
7.000%, 04/15/2032 (A)	1,570	1,601
McGraw-Hill Education
5.750%, 08/01/2028 (A)	860	860
Midcontinent Communications
8.000%, 08/15/2032 (A)	1,724	1,776
Nexstar Media
5.625%, 07/15/2027 (A)	595	594
4.750%, 11/01/2028 (A)	956	933
Odeon Finco
12.750%, 11/01/2027 (A)	1,515	1,569
Sable International Finance
7.125%, 10/15/2032 (A)	887	901
Scripps Escrow II
3.875%, 01/15/2029 (A)	1,331	1,173
Sinclair Television Group
8.125%, 02/15/2033 (A)	1,865	1,914
Sirius XM Radio
5.500%, 07/01/2029 (A)	465	465
5.000%, 08/01/2027 (A)	334	332
4.125%, 07/01/2030 (A)	1,650	1,548
4.000%, 07/15/2028 (A)	1,163	1,124
3.875%, 09/01/2031 (A)	2,010	1,822
3.125%, 09/01/2026 (A)	1,573	1,551
Snap
6.875%, 03/01/2033 (A)	566	579
Spanish Broadcasting System
9.750%, 03/01/2026 (A)	3,120	2,059
Stagwell Global
5.625%, 08/15/2029 (A)	383	372
TEGNA
4.625%, 03/15/2028	1,104	1,083
Telesat Canada
6.500%, 10/15/2027 (A)	401	197
5.625%, 12/06/2026 (A)	795	636
Time Warner Entertainment
8.375%, 07/15/2033	1,136	1,333
T-Mobile USA
6.700%, 12/15/2033	255	285
Uniti Group
10.500%, 02/15/2028 (A)	799	841
8.625%, 06/15/2032 (A)	1,818	1,737
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.500%, 02/15/2029 (A)	$2,187	$2,054
6.000%, 01/15/2030 (A)	1,501	1,359
Urban One
7.375%, 02/01/2028 (A)(C)	4,345	2,285
Vmed O2 UK Financing I
4.250%, 01/31/2031 (A)	1,180	1,094
Warnermedia Holdings
5.050%, 03/15/2042	2,509	2,003
4.279%, 03/15/2032	751	688
4.054%, 03/15/2029	1,566	1,511
Windstream Services
8.250%, 10/01/2031 (A)	1,926	1,995
7.500%, 10/15/2033 (A)	1,029	1,029
Zayo Group Holdings
13.750%, 09/09/2030 (A)	1,527	1,447
9.250%, 03/09/2030 (A)	4,554	4,361
ZipRecruiter
5.000%, 01/15/2030 (A)	1,070	861
		147,276

Consumer Discretionary — 13.0%
1011778 BC ULC
5.625%, 09/15/2029 (A)	1,540	1,559
4.375%, 01/15/2028 (A)	840	825
Academy
6.000%, 11/15/2027 (A)	810	810
Adient Global Holdings Ltd
8.250%, 04/15/2031 (A)	347	364
7.500%, 02/15/2033 (A)	157	163
7.000%, 04/15/2028 (A)	17	17
Albion Financing 1 SARL
7.000%, 05/21/2030 (A)	767	793
Amer Sports
6.750%, 02/16/2031 (A)	1,304	1,355
American Axle & Manufacturing
7.750%, 10/15/2033 (A)	325	328
6.500%, 04/01/2027	620	620
6.375%, 10/15/2032 (A)	468	467
Aramark Services
5.000%, 02/01/2028 (A)	362	360
Asbury Automotive Group
4.625%, 11/15/2029 (A)	664	644
4.500%, 03/01/2028	1,666	1,646
Ashton Woods USA
4.625%, 04/01/2030 (A)	620	587
Aston Martin Capital Holdings
10.000%, 03/31/2029 (A)	2,185	2,139
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(D)(E)	2,750	–
Bath & Body Works
7.600%, 07/15/2037	370	382
7.500%, 06/15/2029	271	278
6.875%, 11/01/2035	634	660

146	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.750%, 07/01/2036	$1,905	$1,960
5.250%, 02/01/2028	349	351
BCPE Flavor Debt Merger Sub and BCPE Flavor Issuer
9.500%, 07/01/2032 (A)	780	816
Beach Acquisition Bidco
10.000% cash/0% PIK, 07/15/2033 (A)	1,655	1,785
Block Communications
4.875%, 03/01/2028 (A)	824	789
Boyne USA
4.750%, 05/15/2029 (A)	774	759
Brightstar Lottery
5.250%, 01/15/2029 (A)	825	821
Caesars Entertainment
7.000%, 02/15/2030 (A)	1,915	1,970
6.500%, 02/15/2032 (A)	250	255
6.000%, 10/15/2032 (A)	1,317	1,297
4.625%, 10/15/2029 (A)	176	168
Carnival
7.000%, 08/15/2029 (A)	102	107
6.125%, 02/15/2033 (A)	1,843	1,889
6.000%, 05/01/2029 (A)	1,319	1,339
5.750%, 08/01/2032 (A)	373	380
4.000%, 08/01/2028 (A)	203	200
Carvana, Strike Price Fixed
14.000% cash/0% PIK, 06/01/2031 (A)	3,543	4,012
CD&R Smokey Buyer
9.500%, 10/15/2029 (A)	228	178
Churchill Downs
4.750%, 01/15/2028 (A)	1,185	1,169
Clarios Global
6.750%, 05/15/2028 (A)	213	218
6.750%, 02/15/2030 (A)	148	153
6.750%, 09/15/2032 (A)	1,470	1,502
CMG Media Corp
8.875%, 06/18/2029 (A)	1,420	1,304
Cooper-Standard Automotive
13.500% cash/0% PIK, 03/31/2027 (A)	1,613	1,699
5.625% cash/0% PIK, 05/15/2027 (A)	900	860
Cougar JV Subsidiary
8.000%, 05/15/2032 (A)	1,943	2,066
CSC Holdings
11.250%, 05/15/2028 (A)	1,850	1,712
7.500%, 04/01/2028 (A)	345	250
6.500%, 02/01/2029 (A)	2,128	1,573
5.500%, 04/15/2027 (A)	275	261
5.375%, 02/01/2028 (A)	205	180
5.000%, 11/15/2031 (A)	1,080	378
4.625%, 12/01/2030 (A)	1,370	481
4.500%, 11/15/2031 (A)	299	194
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Directv Financing
10.000%, 02/15/2031 (A)	$1,308	$1,306
8.875%, 02/01/2030 (A)	1,782	1,767
Dornoch Debt Merger Sub
6.625%, 10/15/2029 (A)	390	335
EG Global Finance
12.000%, 11/30/2028 (A)	2,190	2,405
Empire Resorts
7.750%, 11/01/2026 (A)	695	693
Fertitta Entertainment
6.750%, 01/15/2030 (A)	619	581
4.625%, 01/15/2029 (A)	1,505	1,432
Flutter Treasury DAC
5.875%, 06/04/2031 (A)	788	800
Fontainebleau Las Vegas Holdings
11.000%, 06/15/2015 (A)(B)(D)	3,108	–
Ford Motor Credit
7.200%, 06/10/2030	500	534
7.122%, 11/07/2033	1,779	1,901
6.950%, 06/10/2026	200	203
6.800%, 05/12/2028	200	208
6.798%, 11/07/2028	200	209
5.730%, 09/05/2030	78	79
4.542%, 08/01/2026	530	529
4.000%, 11/13/2030	200	187
Gap
3.625%, 10/01/2029 (A)	754	705
Genting New York
7.250%, 10/01/2029 (A)	915	945
Goodyear Tire & Rubber
6.625%, 07/15/2030	70	71
5.250%, 04/30/2031	132	125
5.250%, 07/15/2031	324	304
5.000%, 07/15/2029	347	335
GrubHub Holdings
13.000%, 07/31/2030 (A)(C)	3,080	3,078
Hilton Domestic Operating
6.125%, 04/01/2032 (A)	175	180
5.875%, 04/01/2029 (A)	87	89
5.875%, 03/15/2033 (A)	406	414
5.750%, 05/01/2028 (A)	251	251
5.750%, 09/15/2033 (A)	1,088	1,102
4.875%, 01/15/2030	50	50
4.000%, 05/01/2031 (A)	1,585	1,500
3.750%, 05/01/2029 (A)	664	639
Hilton Worldwide Finance
4.875%, 04/01/2027	195	195
IHO Verwaltungs GmbH
7.750% cash/0% PIK, 11/15/2030 (A)	200	209
Jacobs Entertainment
6.750%, 02/15/2029 (A)	1,685	1,643
K Hovnanian Enterprises
8.375%, 10/01/2033 (A)	1,040	1,066

SEI Institutional Managed Trust	147

SCHEDULE OF INVESTMENTS

September 30, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
LBM Acquisition
9.500%, 06/15/2031 (A)	$500	$525
6.250%, 01/15/2029 (A)	311	288
LCM Investments Holdings II
8.250%, 08/01/2031 (A)	1,530	1,618
4.875%, 05/01/2029 (A)	1,839	1,802
LCPR Senior Secured Financing DAC
6.750%, 10/15/2027 (A)	855	512
LGI Homes
8.750%, 12/15/2028 (A)	1,420	1,491
Liberty Interactive
8.250%, 02/01/2030	2,855	386
Light & Wonder International
6.250%, 10/01/2033 (A)	1,203	1,205
Melco Resorts Finance
6.500%, 09/24/2033 (A)	75	75
5.375%, 12/04/2029 (A)	1,045	1,025
MGM Resorts International
6.500%, 04/15/2032	629	641
6.125%, 09/15/2029	1,285	1,308
4.625%, 09/01/2026	205	204
Mohegan Tribal Gaming Authority
8.250%, 04/15/2030 (A)	777	807
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (B)(C)(D)	5,936	–
NCL
6.750%, 02/01/2032 (A)	1,835	1,887
6.250%, 09/15/2033 (A)	523	526
5.875%, 01/15/2031 (A)	630	630
Neptune Bidco US
9.290%, 04/15/2029 (A)	510	501
NESCO Holdings II
5.500%, 04/15/2029 (A)	271	265
Newell Brands
8.500%, 06/01/2028 (A)	130	138
7.375%, 04/01/2036	70	70
6.625%, 09/15/2029	180	181
6.625%, 05/15/2032	40	39
6.375%, 09/15/2027	63	64
6.375%, 05/15/2030	183	181
Nissan Motor
8.125%, 07/17/2035 (A)	883	948
7.750%, 07/17/2032 (A)	165	174
7.500%, 07/17/2030 (A)	165	173
4.345%, 09/17/2027 (A)	1,532	1,503
Nissan Motor Acceptance
2.750%, 03/09/2028 (A)	480	450
Ontario Gaming GTA
8.000%, 08/01/2030 (A)	892	886
Papa John's International
3.875%, 09/15/2029 (A)	519	496
Paramount Global
5.500%, 05/15/2033	860	851
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
PetSmart
7.500%, 09/15/2032 (A)	$1,327	$1,329
PM General Purchaser
9.500%, 10/01/2028 (A)	348	300
Prime Security Services Borrower
5.750%, 04/15/2026 (A)	32	32
3.375%, 08/31/2027 (A)	334	325
Qnity Electronics
6.250%, 08/15/2033 (A)	1,618	1,652
5.750%, 08/15/2032 (A)	1,018	1,026
QXO Building Products
6.750%, 04/30/2032 (A)	2,490	2,578
Rakuten Group
9.750%, 04/15/2029 (A)	2,119	2,383
Resorts World Las Vegas
4.625%, 04/16/2029 (A)	410	371
4.625%, 04/06/2031 (A)	690	592
Rivers Enterprise Borrower
6.625%, 02/01/2033 (A)	935	948
Rivers Enterprise Lender
6.250%, 10/15/2030 (A)	165	167
Rivian Holdings
10.000%, 01/15/2031 (A)	518	482
Royal Caribbean Cruises
6.250%, 03/15/2032 (A)	167	172
6.000%, 02/01/2033 (A)	1,091	1,119
5.625%, 09/30/2031 (A)	859	876
Saks Global Enterprises
11.000%, 12/15/2029 (A)	1,691	588
Service International
5.750%, 10/15/2032	865	876
SGUS
11.000%, 12/15/2029 (A)	54	51
Shutterfly Finance
9.750%, 10/01/2027 (A)	83	84
8.500% cash/0% PIK, 10/01/2027 (A)	562	534
Six Flags Entertainment
7.250%, 05/15/2031 (A)	4,045	4,047
6.625%, 05/01/2032 (A)	1,449	1,476
5.375%, 04/15/2027	25	25
5.250%, 07/15/2029	219	212
Somnigroup International
4.000%, 04/15/2029 (A)	570	547
3.875%, 10/15/2031 (A)	171	157
Sonic Automotive
4.875%, 11/15/2031 (A)	75	72
4.625%, 11/15/2029 (A)	401	389
Specialty Building Products Holdings
7.750%, 10/15/2029 (A)	1,552	1,577
Staples
12.750%, 01/15/2030 (A)	445	357
10.750%, 09/01/2029 (A)	1,672	1,653

148	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Station Casinos
6.625%, 03/15/2032 (A)	$115	$118
4.625%, 12/01/2031 (A)	205	194
4.500%, 02/15/2028 (A)	1,846	1,815
StoneMor
8.500%, 05/15/2029 (A)	1,205	1,178
Studio City Finance
5.000%, 01/15/2029 (A)	1,635	1,576
Superior Plus
4.500%, 03/15/2029 (A)	202	195
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	1,200	1,193
Tenneco
8.000%, 11/17/2028 (A)	1,217	1,219
TopBuild
5.625%, 01/31/2034 (A)	175	174
Under Armour
7.250%, 07/15/2030 (A)	580	579
Univision Communications
9.375%, 08/01/2032 (A)	2,092	2,230
8.000%, 08/15/2028 (A)	333	345
7.375%, 06/30/2030 (A)	268	269
4.500%, 05/01/2029 (A)	510	481
Vail Resorts
6.500%, 05/15/2032 (A)	128	132
5.625%, 07/15/2030 (A)	97	98
Victoria's Secret
4.625%, 07/15/2029 (A)	2,351	2,244
Viking Cruises
5.875%, 09/15/2027 (A)	1,170	1,171
5.875%, 10/15/2033 (A)	207	207
Virgin Media Finance
5.000%, 07/15/2030 (A)	493	458
Virgin Media Secured Finance
4.500%, 08/15/2030 (A)	690	651
Virgin Media Vendor Financing Notes IV DAC
5.000%, 07/15/2028 (A)	2,135	2,091
Voyager Parent
9.250%, 07/01/2032 (A)	1,715	1,814
Wand NewCo 3
7.625%, 01/30/2032 (A)	1,196	1,260
Wayfair
7.750%, 09/15/2030 (A)	210	220
7.250%, 10/31/2029 (A)	79	82
Wolverine World Wide
4.000%, 08/15/2029 (A)	312	286
Wynn Macau
6.750%, 02/15/2034 (A)	40	41
5.125%, 12/15/2029 (A)	1,225	1,202
Wynn Resorts Finance
7.125%, 02/15/2031 (A)	898	966
6.250%, 03/15/2033 (A)	586	595
5.125%, 10/01/2029 (A)	414	415
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Yum! Brands
6.875%, 11/15/2037	$850	$945
ZF North America Capital
7.500%, 03/24/2031 (A)	548	544
		148,978

Consumer Staples — 1.9%
Albertsons
6.250%, 03/15/2033 (A)	182	186
5.875%, 02/15/2028 (A)	825	825
4.875%, 02/15/2030 (A)	60	59
3.500%, 03/15/2029 (A)	598	567
3.250%, 03/15/2026 (A)	201	199
C&S Group Enterprises
5.000%, 12/15/2028 (A)	475	430
Central Garden & Pet
5.125%, 02/01/2028	350	349
4.125%, 10/15/2030	252	239
4.125%, 04/30/2031 (A)	173	161
Chobani
4.625%, 11/15/2028 (A)	300	297
Edgewell Personal Care
5.500%, 06/01/2028 (A)	335	334
4.125%, 04/01/2029 (A)	232	221
Energizer Holdings
4.750%, 06/15/2028 (A)	499	490
HLF Financing Sarl
12.250%, 04/15/2029 (A)	2,276	2,469
HRB Wonddown Inc (Escrow Security)
8.875%, 03/15/2070 (A)(B)(C)(D)	445	–
Lamb Weston Holdings
4.125%, 01/31/2030 (A)	1,242	1,193
New Albertsons
8.700%, 05/01/2030	705	780
8.000%, 05/01/2031	910	993
Opal Bidco SAS
6.500%, 03/31/2032 (A)	835	856
Performance Food Group
6.125%, 09/15/2032 (A)	1,208	1,237
5.500%, 10/15/2027 (A)	425	424
4.250%, 08/01/2029 (A)	879	854
Pilgrim's Pride
6.875%, 05/15/2034	870	960
Post Holdings
6.375%, 03/01/2033 (A)	1,989	2,008
6.250%, 02/15/2032 (A)	864	888
6.250%, 10/15/2034 (A)	1,080	1,089
5.500%, 12/15/2029 (A)	295	294
Primo Water Holdings
6.250%, 04/01/2029 (A)	239	239
RAD (Escrow Security)
8.000%, 10/18/2024 (A)(B)(D)	853	–
8.000%, 11/15/2026 (A)(B)(D)	2,195	–

SEI Institutional Managed Trust	149

SCHEDULE OF INVESTMENTS

September 30, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
7.500%, 07/01/2025 (A)(B)(D)	$846	$–
Rite Aid
15.000%, 08/30/2031 (B)(C)(D)	1,351	44
11.317%, TSFR3M + 7.000%, 08/30/2031 (A)(B)(C)(D)(F)	317	21
Simmons Foods
4.625%, 03/01/2029 (A)	1,673	1,604
Tyson Foods
5.100%, 09/28/2048	797	735
US Foods
6.875%, 09/15/2028 (A)	83	85
4.625%, 06/01/2030 (A)	240	235
		21,365

Energy — 9.9%
Aethon United BR
7.500%, 10/01/2029 (A)	1,485	1,549
Antero Midstream Partners
5.750%, 01/15/2028 (A)	320	319
5.750%, 10/15/2033 (A)	174	173
5.375%, 06/15/2029 (A)	1,161	1,157
Antero Resources
7.625%, 02/01/2029 (A)	160	163
Archrock Partners
6.875%, 04/01/2027 (A)	99	99
6.625%, 09/01/2032 (A)	668	685
6.250%, 04/01/2028 (A)	1,079	1,081
Ascent Resources Utica Holdings
6.625%, 10/15/2032 (A)	752	767
6.625%, 07/15/2033 (A)	2,303	2,341
5.875%, 06/30/2029 (A)	240	240
Baytex Energy
8.500%, 04/30/2030 (A)	370	380
7.375%, 03/15/2032 (A)	1,283	1,256
Blue Racer Midstream
7.250%, 07/15/2032 (A)	578	608
7.000%, 07/15/2029 (A)	619	642
6.625%, 07/15/2026 (A)	115	115
Buckeye Partners
6.750%, 02/01/2030 (A)	100	104
4.500%, 03/01/2028 (A)	420	415
4.125%, 12/01/2027	145	143
Chord Energy
6.750%, 03/15/2033 (A)	1,628	1,649
6.000%, 10/01/2030 (A)	172	171
Civitas Resources
9.625%, 06/15/2033 (A)	149	157
8.750%, 07/01/2031 (A)	234	240
8.625%, 11/01/2030 (A)	2,434	2,521
8.375%, 07/01/2028 (A)	136	141
Comstock Resources
6.750%, 03/01/2029 (A)	895	894
5.875%, 01/15/2030 (A)	1,204	1,159
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Crescent Energy Finance
9.250%, 02/15/2028 (A)	$331	$344
8.375%, 01/15/2034 (A)	1,293	1,310
7.625%, 04/01/2032 (A)	287	285
7.375%, 01/15/2033 (A)	162	158
CVR Energy
8.500%, 01/15/2029 (A)	275	281
5.750%, 02/15/2028 (A)	519	511
Diamond Foreign Asset
8.500%, 10/01/2030 (A)	203	215
DT Midstream
4.375%, 06/15/2031 (A)	100	96
4.125%, 06/15/2029 (A)	215	210
Enbridge
8.250%, H15T5Y + 3.785%, 01/15/2084 (F)	2,220	2,385
Energy Transfer
8.000%, H15T5Y + 4.020%, 05/15/2054 (F)	1,557	1,664
6.625%, US0003M + 4.155%(F)(G)	855	854
5.500%, 06/01/2027	1,564	1,590
EQT
7.500%, 06/01/2027	170	173
7.500%, 06/01/2030	139	154
4.500%, 01/15/2029	406	406
Excelerate Energy
8.000%, 05/15/2030 (A)	1,425	1,517
Expand Energy
7.500%, 12/31/2049 (B)(C)(D)	2,515	–
7.000%, 12/31/2049 (B)(C)(D)	1,135	4
6.750%, 04/15/2029 (A)	650	657
5.375%, 03/15/2030	239	243
4.750%, 02/01/2032	303	297
Genesis Energy
8.875%, 04/15/2030	995	1,053
7.875%, 05/15/2032	690	720
7.750%, 02/01/2028	325	327
Greenfire Resources
12.000%, 10/01/2028 (A)	962	1,023
Gulfport Energy Operating
6.750%, 09/01/2029 (A)	200	205
Harvest Midstream I
7.500%, 05/15/2032 (A)	149	152
Hess Midstream Operations
6.500%, 06/01/2029 (A)	127	131
5.875%, 03/01/2028 (A)	54	55
5.125%, 06/15/2028 (A)	70	70
4.250%, 02/15/2030 (A)	122	118
Hilcorp Energy I
7.250%, 02/15/2035 (A)	1,395	1,363
6.875%, 05/15/2034 (A)	10	10
6.250%, 04/15/2032 (A)	390	374
6.000%, 04/15/2030 (A)	111	109

150	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.000%, 02/01/2031 (A)	$1,682	$1,620
Howard Midstream Energy Partners
7.375%, 07/15/2032 (A)	980	1,017
6.625%, 01/15/2034 (A)	101	103
Ithaca Energy North Sea
8.125%, 10/15/2029 (A)	1,525	1,593
ITT Holdings
6.500%, 08/01/2029 (A)	1,721	1,692
Kodiak Gas Services
7.250%, 02/15/2029 (A)	595	617
6.750%, 10/01/2035 (A)	285	293
6.500%, 10/01/2033 (A)	1,182	1,204
Long Ridge Energy
8.750%, 02/15/2032 (A)	980	1,007
Matador Resources
6.500%, 04/15/2032 (A)	174	176
6.250%, 04/15/2033 (A)	201	202
Moss Creek Resources Holdings
8.250%, 09/01/2031 (A)	2,328	2,281
Nabors Industries
9.125%, 01/31/2030 (A)	875	910
8.875%, 08/15/2031 (A)	872	812
New Fortress Energy
8.750%, 03/15/2029 (A)	1,750	262
6.500%, 09/30/2026 (A)	1,265	318
NFE Financing
12.000%, 11/15/2029 (A)	1,295	381
NGL Energy Operating
8.375%, 02/15/2032 (A)	182	187
8.125%, 02/15/2029 (A)	2,467	2,529
Northern Oil & Gas
8.750%, 06/15/2031 (A)	1,602	1,655
8.125%, 03/01/2028 (A)	423	429
7.875%, 10/15/2033 (A)	190	189
NuStar Logistics
6.375%, 10/01/2030	144	149
6.000%, 06/01/2026	260	261
5.625%, 04/28/2027	130	131
ONEOK
5.600%, 04/01/2044	155	147
5.450%, 06/01/2047	2,018	1,862
PBF Holding
9.875%, 03/15/2030 (A)	160	168
7.875%, 09/15/2030 (A)	1,510	1,491
Permian Resources Operating
9.875%, 07/15/2031 (A)	261	284
8.000%, 04/15/2027 (A)	135	137
7.000%, 01/15/2032 (A)	1,689	1,752
6.250%, 02/01/2033 (A)	147	150
Range Resources
8.250%, 01/15/2029	417	427
Rockies Express Pipeline
6.750%, 03/15/2033 (A)	1,385	1,446
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.800%, 05/15/2030 (A)	$1,428	$1,394
Seventy Seven Operating (Escrow Security)
6.625%, 01/15/2020 (B)(D)	1,869	–
Shelf Drilling Holdings
9.625%, 04/15/2029 (A)	385	404
SM Energy
7.000%, 08/01/2032 (A)	1,414	1,415
6.750%, 09/15/2026	215	215
6.750%, 08/01/2029 (A)	274	275
6.625%, 01/15/2027	293	293
6.500%, 07/15/2028	88	89
South Bow Canadian Infrastructure Holdings
7.500%, H15T5Y + 3.667%, 03/01/2055 (F)	2,215	2,352
Summit Midstream Holdings
8.625%, 10/31/2029 (A)	880	884
Sunoco
7.250%, 05/01/2032 (A)	2,264	2,376
7.000%, 05/01/2029 (A)	1,598	1,655
6.250%, 07/01/2033 (A)	1,958	1,993
5.875%, 03/15/2034 (A)	160	159
4.500%, 05/15/2029	263	256
4.500%, 04/30/2030	347	334
Tallgrass Energy Partners
7.375%, 02/15/2029 (A)	113	116
6.750%, 03/15/2034 (A)	171	169
6.000%, 03/01/2027 (A)	285	285
6.000%, 12/31/2030 (A)	2,445	2,415
6.000%, 09/01/2031 (A)	792	775
5.500%, 01/15/2028 (A)	897	893
TerraForm Power Operating
5.000%, 01/31/2028 (A)	1,588	1,577
4.750%, 01/15/2030 (A)	375	362
TGNR Intermediate Holdings
5.500%, 10/15/2029 (A)	1,999	1,956
TransMontaigne Partners
8.500%, 06/15/2030 (A)	887	924
Transocean International
8.750%, 02/15/2030 (A)	253	266
8.500%, 05/15/2031 (A)	770	754
8.250%, 05/15/2029 (A)	656	647
6.800%, 03/15/2038	2,282	1,933
Transocean Titan Financing
8.375%, 02/01/2028 (A)	47	48
USA Compression Partners
6.250%, 10/01/2033 (A)	1,151	1,155
Valaris
8.375%, 04/30/2030 (A)	1,075	1,116
Venture Global Calcasieu Pass
4.125%, 08/15/2031 (A)	930	878
3.875%, 11/01/2033 (A)	1,065	959

SEI Institutional Managed Trust	151

SCHEDULE OF INVESTMENTS

September 30, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Venture Global LNG
9.875%, 02/01/2032 (A)	$145	$158
9.500%, 02/01/2029 (A)	80	88
9.000%, H15T5Y + 5.440%(A)(F)(G)	5,034	4,989
8.375%, 06/01/2031 (A)	1,356	1,424
8.125%, 06/01/2028 (A)	324	335
7.000%, 01/15/2030 (A)	1,784	1,846
Venture Global Plaquemines LNG
7.750%, 05/01/2035 (A)	286	323
7.500%, 05/01/2033 (A)	170	188
6.750%, 01/15/2036 (A)	1,714	1,820
6.500%, 01/15/2034 (A)	1,428	1,503
Vital Energy
7.875%, 04/15/2032 (A)	277	269
Weatherford International
6.750%, 10/15/2033 (A)	1,545	1,546
Western Midstream Operating
5.250%, 02/01/2050	2,284	1,988
		113,914

Financials — 7.2%
Acrisure
8.250%, 02/01/2029 (A)	1,074	1,121
7.500%, 11/06/2030 (A)	551	574
6.750%, 07/01/2032 (A)	1,175	1,210
4.250%, 02/15/2029 (A)	354	341
Alliant Holdings Intermediate
7.000%, 01/15/2031 (A)	4,004	4,137
4.250%, 10/15/2027 (A)	1,423	1,399
AmWINS Group
6.375%, 02/15/2029 (A)	199	203
APH Somerset Investor 2
7.875%, 11/01/2029 (A)	2,881	3,007
Apollo Commercial Real Estate Finance
4.625%, 06/15/2029 (A)	1,535	1,475
Apollo Debt Solutions BDC
6.900%, 04/13/2029	925	973
Arbor Realty SR
7.875%, 07/15/2030 (A)	775	815
Ardonagh Finco
7.750%, 02/15/2031 (A)	671	702
Ardonagh Group Finance
8.875%, 02/15/2032 (A)	584	614
Aretec Group
10.000%, 08/15/2030 (A)	2,822	3,075
Arthur J Gallagher
5.550%, 02/15/2055	1,007	984
Barclays
9.625%, USISSO05 + 5.775%(F)(G)	1,000	1,135
Blackstone Mortgage Trust
7.750%, 12/01/2029 (A)	1,850	1,952
Block
6.500%, 05/15/2032	1,615	1,671
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.000%, 08/15/2033 (A)	$1,652	$1,692
5.625%, 08/15/2030 (A)	72	73
Bread Financial Holdings
8.375%, H15T5Y + 4.300%, 06/15/2035 (A)(F)	1,510	1,551
Citigroup
3.875%, H15T5Y + 3.417%(F)(G)	1,129	1,119
Coinbase Global
3.375%, 10/01/2028 (A)	550	522
CPI CG
10.000%, 07/15/2029 (A)	866	908
Encore Capital Group
6.625%, 04/15/2031 (A)	1,600	1,595
Finance of America Funding
7.875%, 11/30/2026 (A)	2,194	2,019
FirstCash
6.875%, 03/01/2032 (A)	545	563
Focus Financial Partners
6.750%, 09/15/2031 (A)	695	712
Freedom Mortgage
12.000%, 10/01/2028 (A)	275	291
Freedom Mortgage Holdings
9.250%, 02/01/2029 (A)	1,975	2,078
Genworth Holdings
6.500%, 06/15/2034	1,945	2,018
6.476%, TSFR3M + 2.264%, 11/15/2066 (F)	430	366
Howden UK Refinance
7.250%, 02/15/2031 (A)	625	643
HUB International
7.375%, 01/31/2032 (A)	645	672
Incora Intermediate II
6.000%, 01/31/2033 (A)(C)(D)	185	147
Intesa Sanpaolo
4.950%, H15T1Y + 2.750%,
06/01/2042 (A)(F)	1,300	1,099
ION Platform Finance US
7.875%, 09/30/2032 (A)	200	199
Jane Street Group
7.125%, 04/30/2031 (A)	2,055	2,155
Jefferies Finance
6.625%, 10/15/2031 (A)	1,060	1,067
Ladder Capital Finance Holdings LLLP
7.000%, 07/15/2031 (A)	390	409
4.750%, 06/15/2029 (A)	260	255
LD Holdings Group
6.125%, 04/01/2028 (A)	1,265	1,170
LPL Holdings
4.625%, 11/15/2027 (A)	568	567
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)	2,335	2,319
5.625%, 01/15/2030 (A)	1,451	1,368

152	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nationstar Mortgage Holdings
7.125%, 02/01/2032 (A)	$117	$122
6.500%, 08/01/2029 (A)	23	24
6.000%, 01/15/2027 (A)	60	60
5.750%, 11/15/2031 (A)	280	283
5.500%, 08/15/2028 (A)	235	235
5.125%, 12/15/2030 (A)	148	149
Navient MTN
5.625%, 08/01/2033	1,365	1,245
OneMain Finance
7.875%, 03/15/2030	1,490	1,577
7.500%, 05/15/2031	1,090	1,139
7.125%, 03/15/2026	68	69
7.125%, 11/15/2031	930	964
7.125%, 09/15/2032	569	588
5.375%, 11/15/2029	670	662
4.000%, 09/15/2030	274	255
3.875%, 09/15/2028	253	243
3.500%, 01/15/2027	1,379	1,348
Osaic Holdings
6.750%, 08/01/2032 (A)	610	630
Panther Escrow Issuer
7.125%, 06/01/2031 (A)	1,421	1,478
PennyMac Financial Services
5.750%, 09/15/2031 (A)	2,586	2,564
4.250%, 02/15/2029 (A)	115	111
Rfna
7.875%, 02/15/2030 (A)	2,620	2,669
Rithm Capital
8.000%, 07/15/2030 (A)	1,694	1,734
Rocket
6.375%, 08/01/2033 (A)	2,399	2,476
6.125%, 08/01/2030 (A)	752	772
Rocket Mortgage
3.625%, 03/01/2029 (A)	977	932
Ryan Specialty
5.875%, 08/01/2032 (A)	418	423
Shift4 Payments
6.750%, 08/15/2032 (A)	580	600
Starwood Property Trust
7.250%, 04/01/2029 (A)	2,511	2,637
6.500%, 07/01/2030 (A)	260	269
6.500%, 10/15/2030 (A)	155	160
UniCredit
5.861%, USISDA05 + 3.703%, 06/19/2032 (A)(F)	800	812
United Wholesale Mortgage
5.500%, 11/15/2025 (A)	347	347
VFH Parent
7.500%, 06/15/2031 (A)	1,363	1,410
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Walker & Dunlop
6.625%, 04/01/2033 (A)	$845	$864

		82,816
Health Care — 6.3%
1261229 BC
10.000%, 04/15/2032 (A)	5,859	6,006
Acadia Healthcare
7.375%, 03/15/2033 (A)	980	1,017
AHP Health Partners
5.750%, 07/15/2029 (A)	251	247
Akumin
9.000% cash/0% PIK, 08/01/2027 (A)(C)	2,655	2,479
8.000%, 08/01/2028 (A)(C)	1,800	1,602
Amneal Pharmaceuticals
6.875%, 08/01/2032 (A)	1,560	1,613
AthenaHealth Group
6.500%, 02/15/2030 (A)	1,411	1,399
Avantor Funding
4.625%, 07/15/2028 (A)	704	693
Bausch + Lomb
8.375%, 10/01/2028 (A)	60	63
Bausch Health
14.000%, 10/15/2030 (A)	1,584	1,588
5.250%, 01/30/2030 (A)	75	53
5.250%, 02/15/2031 (A)	193	126
5.000%, 01/30/2028 (A)	365	313
5.000%, 02/15/2029 (A)	445	334
4.875%, 06/01/2028 (A)	1,124	1,006
Bausch Health Americas
8.500%, 01/31/2027 (A)	1,271	1,258
Charles River Laboratories International
4.250%, 05/01/2028 (A)	597	584
4.000%, 03/15/2031 (A)	930	866
CHS
10.875%, 01/15/2032 (A)	2,752	2,915
6.875%, 04/15/2029 (A)	295	235
6.125%, 04/01/2030 (A)	79	57
6.000%, 01/15/2029 (A)	128	124
5.250%, 05/15/2030 (A)	2,347	2,123
4.750%, 02/15/2031 (A)	593	513
DaVita
6.875%, 09/01/2032 (A)	202	209
4.625%, 06/01/2030 (A)	1,095	1,049
3.750%, 02/15/2031 (A)	778	713
Embecta
6.750%, 02/15/2030 (A)	1,165	1,136
5.000%, 02/15/2030 (A)	195	185
Emergent BioSolutions
3.875%, 08/15/2028 (A)	87	72
Encompass Health
4.500%, 02/01/2028	255	253

SEI Institutional Managed Trust	153

SCHEDULE OF INVESTMENTS

September 30, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Endo
6.125%, 12/31/2049 (C)(D)	$1,485	$–
0.000%, 04/01/2027 (C)(D)(E)	1,373	–
Endo Finance Holdings
8.500%, 04/15/2031 (A)	73	78
Fortrea Holdings
7.500%, 07/01/2030 (A)	1,606	1,521
Global Medical Response
7.375%, 10/01/2032 (A)	2,200	2,265
Grifols
4.750%, 10/15/2028 (A)	1,818	1,766
HCA
5.250%, 06/15/2049	489	448
Heartland Dental
10.500%, 04/30/2028 (A)	603	635
IQVIA
6.250%, 06/01/2032 (A)	1,385	1,424
5.000%, 10/15/2026 (A)	805	804
LifePoint Health
10.000%, 06/01/2032 (A)	826	867
9.875%, 08/15/2030 (A)	369	399
8.375%, 02/15/2032 (A)	695	741
5.375%, 01/15/2029 (A)	781	744
Medline Borrower
5.250%, 10/01/2029 (A)	2,054	2,036
3.875%, 04/01/2029 (A)	2,914	2,811
Molina Healthcare
6.250%, 01/15/2033 (A)	1,370	1,385
4.375%, 06/15/2028 (A)	1,641	1,601
3.875%, 11/15/2030 (A)	670	620
Option Care Health
4.375%, 10/31/2029 (A)	1,435	1,384
Organon
5.125%, 04/30/2031 (A)	288	252
4.125%, 04/30/2028 (A)	1,181	1,141
Owens & Minor
6.625%, 04/01/2030 (A)	175	144
4.500%, 03/31/2029 (A)	382	307
Perrigo Finance Unlimited
6.125%, 09/30/2032	940	946
Radiology Partners
9.781%, 02/15/2030 (A)	2,230	2,181
8.500%, 07/15/2032 (A)	4,300	4,450
Select Medical
6.250%, 12/01/2032 (A)	527	527
Sotera Health Holdings
7.375%, 06/01/2031 (A)	160	168
Surgery Center Holdings
7.250%, 04/15/2032 (A)	189	194
Team Health Holdings
8.375%, 06/30/2028 (A)	2,063	2,107
Tenet Healthcare
6.750%, 05/15/2031	3,977	4,117
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.125%, 06/15/2030	$904	$916
5.125%, 11/01/2027	925	923
4.375%, 01/15/2030	745	725
4.250%, 06/01/2029	88	86
US Acute Care Solutions
9.750%, 05/15/2029 (A)	1,103	1,129
		72,673

Industrials — 9.8%
AAR Escrow Issuer
6.750%, 03/15/2029 (A)	1,535	1,580
ACCO Brands
4.250%, 03/15/2029 (A)	330	298
AECOM
6.000%, 08/01/2033 (A)	167	171
Allegiant Travel
7.250%, 08/15/2027 (A)	802	812
Allied Universal Holdco
7.875%, 02/15/2031 (A)	695	729
6.875%, 06/15/2030 (A)	1,048	1,077
4.625%, 06/01/2028 (A)	1,427	1,399
Allison Transmission
5.875%, 06/01/2029 (A)	230	232
4.750%, 10/01/2027 (A)	1,841	1,829
3.750%, 01/30/2031 (A)	310	286
American Airlines
7.250%, 02/15/2028 (A)	1,295	1,327
5.750%, 04/20/2029 (A)	631	633
5.500%, 04/20/2026 (A)	329	329
American Builders & Contractors Supply
4.000%, 01/15/2028 (A)	1,495	1,465
Amsted Industries
6.375%, 03/15/2033 (A)	567	582
4.625%, 05/15/2030 (A)	614	593
APi Group DE
4.750%, 10/15/2029 (A)	135	133
4.125%, 07/15/2029 (A)	214	206
ATI
7.250%, 08/15/2030	157	165
5.875%, 12/01/2027	174	175
5.125%, 10/01/2031	110	108
4.875%, 10/01/2029	160	157
Avianca Midco 2
9.625%, 02/14/2030 (A)	815	811
Avis Budget Car Rental
8.375%, 06/15/2032 (A)	163	170
8.250%, 01/15/2030 (A)	2,666	2,766
8.000%, 02/15/2031 (A)	8	8
5.750%, 07/15/2027 (A)	246	245
5.375%, 03/01/2029 (A)	613	598
4.750%, 04/01/2028 (A)	60	58
Axon Enterprise
6.250%, 03/15/2033 (A)	1,549	1,594

154	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bombardier
8.750%, 11/15/2030 (A)	$115	$124
7.875%, 04/15/2027 (A)	33	33
7.250%, 07/01/2031 (A)	1,690	1,791
7.000%, 06/01/2032 (A)	927	969
6.750%, 06/15/2033 (A)	842	879
Builders FirstSource
6.750%, 05/15/2035 (A)	78	81
6.375%, 06/15/2032 (A)	256	265
6.375%, 03/01/2034 (A)	645	664
4.250%, 02/01/2032 (A)	1,218	1,146
BWX Technologies
4.125%, 06/30/2028 (A)	1,233	1,204
4.125%, 04/15/2029 (A)	835	808
Chart Industries
9.500%, 01/01/2031 (A)	1,362	1,459
7.500%, 01/01/2030 (A)	344	358
Clarivate Science Holdings
4.875%, 07/01/2029 (A)	199	188
Clean Harbors
6.375%, 02/01/2031 (A)	375	384
5.750%, 10/15/2033 (A)	819	826
4.875%, 07/15/2027 (A)	1,225	1,224
Conduent Business Services
6.000%, 11/01/2029 (A)	260	251
CoreCivic
8.250%, 04/15/2029	305	322
CP Atlas Buyer
12.750%, 01/15/2031 (A)	1,122	1,121
9.750%, 07/15/2030 (A)	282	295
Deluxe
8.125%, 09/15/2029 (A)	2,310	2,412
8.000%, 06/01/2029 (A)	755	753
EMRLD Borrower
6.750%, 07/15/2031 (A)	78	81
6.625%, 12/15/2030 (A)	3,631	3,732
Enpro
6.125%, 06/01/2033 (A)	60	61
EquipmentShare.com
9.000%, 05/15/2028 (A)	447	473
8.625%, 05/15/2032 (A)	82	88
8.000%, 03/15/2033 (A)	97	104
First Student Bidco
4.000%, 07/31/2029 (A)	15	14
FTAI Aviation Investors
7.000%, 05/01/2031 (A)	820	858
Garda World Security
8.375%, 11/15/2032 (A)	95	99
8.250%, 08/01/2032 (A)	198	205
6.000%, 06/01/2029 (A)	252	250
Gates
6.875%, 07/01/2029 (A)	644	668
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
GEO Group
10.250%, 04/15/2031	$39	$43
8.625%, 04/15/2029	190	201
GFL Environmental
6.750%, 01/15/2031 (A)	1,201	1,257
4.375%, 08/15/2029 (A)	156	152
4.000%, 08/01/2028 (A)	259	253
3.500%, 09/01/2028 (A)	1,415	1,380
Global Infrastructure Solutions
7.500%, 04/15/2032 (A)	201	212
5.625%, 06/01/2029 (A)	306	301
GrafTech Global Enterprises
9.875%, 12/23/2029 (A)	385	328
Griffon
5.750%, 03/01/2028	500	500
Herc Holdings
7.250%, 06/15/2033 (A)	1,694	1,769
7.000%, 06/15/2030 (A)	101	105
6.625%, 06/15/2029 (A)	191	196
Hertz
12.625%, 07/15/2029 (A)	1,106	1,172
5.000%, 12/01/2029 (A)	633	505
4.625%, 12/01/2026 (A)	342	337
Hertz (Escrow Security)
7.125%, 08/01/2026 (A)(B)	465	74
6.000%, 01/15/2028 (A)(B)	450	68
5.500%, 12/31/2049 (A)(B)	559	28
Icahn Enterprises
10.000%, 11/15/2029 (A)	2,261	2,271
9.000%, 06/15/2030	2,545	2,454
JELD-WEN
7.000%, 09/01/2032 (A)	120	101
4.875%, 12/15/2027 (A)	250	244
JetBlue Airways
9.875%, 09/20/2031 (A)	3,149	3,194
JH North America Holdings
6.125%, 07/31/2032 (A)	897	919
5.875%, 01/31/2031 (A)	71	72
Korn Ferry
4.625%, 12/15/2027 (A)	1,687	1,675
Latam Airlines Group
7.875%, 04/15/2030 (A)	1,830	1,904
7.625%, 01/07/2031 (A)	505	523
Madison IAQ
5.875%, 06/30/2029 (A)	538	532
4.125%, 06/30/2028 (A)	1,815	1,771
Masterbrand
7.000%, 07/15/2032 (A)	201	208
Miter Brands Acquisition Holdco
6.750%, 04/01/2032 (A)	172	177
MIWD Holdco II
5.500%, 02/01/2030 (A)	136	132

SEI Institutional Managed Trust	155

SCHEDULE OF INVESTMENTS

September 30, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
OneSky Flight
8.875%, 12/15/2029 (A)	$1,656	$1,741
Pitney Bowes
7.250%, 03/15/2029 (A)	810	820
Prairie Acquiror
9.000%, 08/01/2029 (A)	110	115
Raven Acquisition Holdings
6.875%, 11/15/2031 (A)	1,968	2,022
RB Global Holdings
7.750%, 03/15/2031 (A)	350	366
Resideo Funding
6.500%, 07/15/2032 (A)	204	209
4.000%, 09/01/2029 (A)	1,046	999
Science Applications International
5.875%, 11/01/2033 (A)	80	80
4.875%, 04/01/2028 (A)	1,596	1,580
Sensata Technologies
6.625%, 07/15/2032 (A)	200	207
5.875%, 09/01/2030 (A)	340	342
4.000%, 04/15/2029 (A)	1,180	1,132
3.750%, 02/15/2031 (A)	20	19
Signature Aviation US Holdings
4.000%, 03/01/2028 (A)	1,133	1,055
Spirit Loyalty Cayman
11.000% cash/0% PIK, 03/12/2030 (A)(B)	2,573	1,089
SS&C Technologies
6.500%, 06/01/2032 (A)	2,015	2,083
5.500%, 09/30/2027 (A)	752	751
Standard Building Solutions
6.500%, 08/15/2032 (A)	2,579	2,646
6.250%, 08/01/2033 (A)	221	224
Standard Industries
4.750%, 01/15/2028 (A)	818	811
4.375%, 07/15/2030 (A)	1,480	1,419
Terex
6.250%, 10/15/2032 (A)	222	226
5.000%, 05/15/2029 (A)	355	350
TransDigm
7.125%, 12/01/2031 (A)	3,451	3,600
6.625%, 03/01/2032 (A)	2,364	2,434
6.375%, 03/01/2029 (A)	383	391
6.250%, 01/31/2034 (A)	820	843
TriNet Group
7.125%, 08/15/2031 (A)	172	178
United Airlines
4.625%, 04/15/2029 (A)	1,080	1,063
4.375%, 04/15/2026 (A)	296	296
United Rentals North America
6.125%, 03/15/2034 (A)	2,337	2,430
5.500%, 05/15/2027	65	65
5.250%, 01/15/2030	370	372
4.875%, 01/15/2028	331	330
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.000%, 07/15/2030	$780	$746
VistaJet Malta Finance PLC
6.375%, 02/01/2030 (A)	1,980	1,930
Waste Pro USA
7.000%, 02/01/2033 (A)	430	445
WESCO Distribution
7.250%, 06/15/2028 (A)	493	500
6.625%, 03/15/2032 (A)	160	166
6.375%, 03/15/2029 (A)	350	360
6.375%, 03/15/2033 (A)	1,826	1,893
Williams Scotsman
7.375%, 10/01/2031 (A)	2,335	2,439
Wilsonart
11.000%, 08/15/2032 (A)	1,515	1,475
Wrangler Holdco
6.625%, 04/01/2032 (A)	418	436
XPO
7.125%, 02/01/2032 (A)	170	179
		112,641

Information Technology — 3.6%
Ahead DB Holdings
6.625%, 05/01/2028 (A)	381	381
Amkor Technology
6.625%, 09/15/2027 (A)	169	169
5.875%, 10/01/2033 (A)	99	100
ams-OSRAM
12.250%, 03/30/2029 (A)	340	365
Arches Buyer
6.125%, 12/01/2028 (A)	2,166	2,123
4.250%, 06/01/2028 (A)	228	224
Ciena
4.000%, 01/31/2030 (A)	1,010	963
Cloud Software Group
9.000%, 09/30/2029 (A)	4,339	4,500
8.250%, 06/30/2032 (A)	2,972	3,153
6.625%, 08/15/2033 (A)	161	164
6.500%, 03/31/2029 (A)	717	723
Coherent
5.000%, 12/15/2029 (A)	2,373	2,340
CommScope
9.500%, 12/15/2031 (A)	75	78
8.250%, 03/01/2027 (A)	500	505
4.750%, 09/01/2029 (A)	1,248	1,240
CommScope Technologies
5.000%, 03/15/2027 (A)	15	15
CoreWeave
9.250%, 06/01/2030 (A)	2,759	2,849
9.000%, 02/01/2031 (A)	267	274
Diebold Nixdorf
7.750%, 03/31/2030 (A)	151	159
Elastic
4.125%, 07/15/2029 (A)	1,183	1,136

156	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ellucian Holdings
6.500%, 12/01/2029 (A)	$1,052	$1,069
Entegris
5.950%, 06/15/2030 (A)	582	590
4.375%, 04/15/2028 (A)	112	109
3.625%, 05/01/2029 (A)	793	754
Entegris Escrow
4.750%, 04/15/2029 (A)	235	233
Fair Isaac
6.000%, 05/15/2033 (A)	120	122
Gen Digital
6.250%, 04/01/2033 (A)	430	439
Go Daddy Operating
3.500%, 03/01/2029 (A)	1,000	948
Imola Merger
4.750%, 05/15/2029 (A)	243	236
Kioxia Holdings
6.625%, 07/24/2033 (A)	2,588	2,661
6.250%, 07/24/2030 (A)	200	204
McAfee
7.375%, 02/15/2030 (A)	2,056	1,907
NCR Atleos
9.500%, 04/01/2029 (A)	1,544	1,671
NCR Voyix
5.125%, 04/15/2029 (A)	101	100
5.000%, 10/01/2028 (A)	257	253
ON Semiconductor
3.875%, 09/01/2028 (A)	2,003	1,944
Open Text Holdings
4.125%, 02/15/2030 (A)	555	526
PTC
4.000%, 02/15/2028 (A)	986	965
RingCentral
8.500%, 08/15/2030 (A)	254	270
Sabre GLBL
10.750%, 11/15/2029 (A)	1,289	1,246
Seagate Data Storage Technology Pte
8.500%, 07/15/2031 (A)	40	42
8.250%, 12/15/2029 (A)	172	182
5.750%, 12/01/2034 (A)	50	50
Synaptics
4.000%, 06/15/2029 (A)	1,475	1,411
UKG
6.875%, 02/01/2031 (A)	1,102	1,137
Virtusa
7.125%, 12/15/2028 (A)	1,307	1,277
Xerox
10.250%, 10/15/2030 (A)	93	94
Xerox Holdings
8.875%, 11/30/2029 (A)	170	92
		41,993
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Materials — 6.9%
Alumina Pty
6.375%, 09/15/2032 (A)	$200	$205
6.125%, 03/15/2030 (A)	200	205
Ardagh Packaging Finance
5.250%, 08/15/2027 (A)	4,362	1,658
5.250%, 08/15/2027	103	39
4.125%, 08/15/2026 (A)	403	387
ASP Unifrax Holdings
7.100% cash/0% PIK, 09/30/2029 (A)	3,142	1,238
Avient
6.250%, 11/01/2031 (A)	660	670
Axalta Coating Systems
4.750%, 06/15/2027 (A)	1,217	1,211
3.375%, 02/15/2029 (A)	405	384
Axalta Coating Systems Dutch Holding B BV
7.250%, 02/15/2031 (A)	820	858
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	2,715	2,518
Ball
3.125%, 09/15/2031	905	821
2.875%, 08/15/2030	2,251	2,045
Big River Steel
6.625%, 01/31/2029 (A)	298	298
Celanese US Holdings
6.850%, 11/15/2028	522	542
6.750%, 04/15/2033	2,965	2,952
Chemours
8.000%, 01/15/2033 (A)	110	109
5.750%, 11/15/2028 (A)	1,509	1,472
4.625%, 11/15/2029 (A)	15	14
Cleveland-Cliffs
7.625%, 01/15/2034 (A)	410	422
7.500%, 09/15/2031 (A)	95	98
7.375%, 05/01/2033 (A)	1,086	1,109
7.000%, 03/15/2032 (A)	1,755	1,772
6.875%, 11/01/2029 (A)	184	188
6.750%, 04/15/2030 (A)	179	182
4.625%, 03/01/2029 (A)	213	205
Clydesdale Acquisition Holdings
8.750%, 04/15/2030 (A)	772	793
6.750%, 04/15/2032 (A)	217	223
Constellium
3.750%, 04/15/2029 (A)	930	885
Cornerstone Chemical
10.000%, 05/07/2029 (A)(D)	4,270	4,270
Crown Americas
5.875%, 06/01/2033 (A)	900	909
CVR Partners
6.125%, 06/15/2028 (A)	1,097	1,095
Domtar
6.750%, 10/01/2028 (A)	2,465	2,125

SEI Institutional Managed Trust	157

SCHEDULE OF INVESTMENTS

September 30, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Element Solutions
3.875%, 09/01/2028 (A)	$447	$433
Enviva Partners
0.000%, 01/15/2026 (D)(E)	2,139	–
First Quantum Minerals
8.625%, 06/01/2031 (A)	2,714	2,852
8.000%, 03/01/2033 (A)	365	385
Fortescue Treasury Pty
4.500%, 09/15/2027 (A)	298	297
4.375%, 04/01/2031 (A)	930	888
Freeport-McMoRan
5.400%, 11/14/2034	925	948
Graham Packaging
7.125%, 08/15/2028 (A)	185	185
Graphic Packaging International
6.375%, 07/15/2032 (A)	693	704
3.750%, 02/01/2030 (A)	930	869
INEOS Finance
7.500%, 04/15/2029 (A)	1,253	1,219
6.750%, 05/15/2028 (A)	200	196
INEOS Quattro Finance 2
9.625%, 03/15/2029 (A)	200	198
Innophos Holdings
11.500%, 06/15/2029 (A)	3,119	3,061
Ivanhoe Mines
7.875%, 01/23/2030 (A)	1,525	1,575
LABL
8.625%, 10/01/2031 (A)	1,291	948
Mauser Packaging Solutions Holding
9.250%, 04/15/2027 (A)	428	429
7.875%, 04/15/2027 (A)	844	852
Mercer International
12.875%, 10/01/2028 (A)	513	467
Methanex
5.250%, 12/15/2029	465	464
Methanex US Operations
6.250%, 03/15/2032 (A)	515	524
Mineral Resources MTN
8.500%, 05/01/2030 (A)	1,295	1,347
Mountain Province Diamonds
9.000%, 12/15/2027 (A)(C)(D)	1,989	1,798
Neiman Marcus Group (Escrow Security)
8.750%, 10/15/2022 (A)(D)	762	–
8.000%, 10/15/2022 (A)(D)	820	–
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)(C)(D)	2,115	–
NOVA Chemicals
9.000%, 02/15/2030 (A)	159	171
8.500%, 11/15/2028 (A)	480	502
5.250%, 06/01/2027 (A)	315	316
4.250%, 05/15/2029 (A)	223	216
Novelis
6.875%, 01/30/2030 (A)	42	44
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.375%, 08/15/2033 (A)	$715	$722
4.750%, 01/30/2030 (A)	352	340
Quikrete Holdings
6.750%, 03/01/2033 (A)	1,660	1,726
6.375%, 03/01/2032 (A)	2,041	2,114
Rain Carbon
12.250%, 09/01/2029 (A)	2,355	2,522
Samarco Mineracao
9.500% cash/0% PIK, 06/30/2031	883	888
SCIH Salt Holdings
6.625%, 05/01/2029 (A)	1,167	1,144
4.875%, 05/01/2028 (A)	1,324	1,294
Scotts Miracle-Gro
4.500%, 10/15/2029	440	427
4.375%, 02/01/2032	262	242
4.000%, 04/01/2031	495	457
Sealed Air
6.500%, 07/15/2032 (A)	1,105	1,144
6.125%, 02/01/2028 (A)	1,809	1,834
Smyrna Ready Mix Concrete
8.875%, 11/15/2031 (A)	1,195	1,262
Solstice Advanced Materials
5.625%, 09/30/2033 (A)	567	569
Trident TPI Holdings
12.750%, 12/31/2028 (A)	1,327	1,415
TriMas
4.125%, 04/15/2029 (A)	294	285
Trinseo Luxco Finance SPV Sarl
7.625% cash/0% PIK, 05/03/2029 (A)	592	222
Trivium Packaging Finance BV
8.250%, 07/15/2030 (A)	643	686
Tronox
9.125%, 09/30/2030 (A)	135	132
4.625%, 03/15/2029 (A)	4,429	2,889
WR Grace Holdings
6.625%, 08/15/2032 (A)	533	527
5.625%, 08/15/2029 (A)	2,479	2,304
4.875%, 06/15/2027 (A)	616	612
		79,547

Real Estate — 2.4%
Anywhere Real Estate Group
9.750%, 04/15/2030 (A)	145	158
7.000%, 04/15/2030 (A)	1,626	1,645
5.250%, 04/15/2030 (A)	392	366
Brookfield Property REIT
5.750%, 05/15/2026 (A)	30	30
4.500%, 04/01/2027 (A)	3,703	3,637
Diversified Healthcare Trust
4.750%, 02/15/2028	190	181
4.375%, 03/01/2031	1,875	1,656
EF Holdco Inc
7.375%, 09/30/2030 (A)	555	555

158	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Iron Mountain
6.250%, 01/15/2033 (A)	$692	$706
5.250%, 03/15/2028 (A)	756	755
5.250%, 07/15/2030 (A)	2,790	2,759
5.000%, 07/15/2028 (A)	299	297
4.875%, 09/15/2027 (A)	85	85
4.875%, 09/15/2029 (A)	626	616
Iron Mountain Information Management Services
5.000%, 07/15/2032 (A)	1,317	1,269
Millrose Properties
6.375%, 08/01/2030 (A)	175	178
6.250%, 09/15/2032 (A)	82	82
MPT Operating Partnership
8.500%, 02/15/2032 (A)	518	551
5.000%, 10/15/2027	440	426
Outfront Media Capital
7.375%, 02/15/2031 (A)	477	503
4.625%, 03/15/2030 (A)	65	63
Park Intermediate Holdings
4.875%, 05/15/2029 (A)	890	868
RHP Hotel Properties
7.250%, 07/15/2028 (A)	32	33
6.500%, 04/01/2032 (A)	436	448
6.500%, 06/15/2033 (A)	36	37
4.750%, 10/15/2027	613	611
4.500%, 02/15/2029 (A)	559	548
RLJ Lodging Trust
4.000%, 09/15/2029 (A)	330	312
3.750%, 07/01/2026 (A)	1,261	1,248
Service Properties Trust
4.950%, 10/01/2029	300	264
4.375%, 02/15/2030	2,405	2,044
0.000%, 09/30/2027 (A)(H)	240	212
VICI Properties
5.625%, 05/15/2052	3,095	2,951
4.625%, 12/01/2029 (A)	153	151
3.750%, 02/15/2027 (A)	910	900
		27,145

Utilities — 2.7%
Alpha Generation
6.750%, 10/15/2032 (A)	1,665	1,719
AmeriGas Partners
9.500%, 06/01/2030 (A)	104	109
9.375%, 06/01/2028 (A)	152	156
5.750%, 05/20/2027	110	110
Calpine
5.000%, 02/01/2031 (A)	190	189
4.625%, 02/01/2029 (A)	1,562	1,547
4.500%, 02/15/2028 (A)	60	60
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Edison International
8.125%, H15T5Y + 3.864%, 06/15/2053 (F)	$1,185	$1,211
7.875%, H15T5Y + 3.658%, 06/15/2054 (F)	1,090	1,111
5.250%, 03/15/2032	1,874	1,856
Hawaiian Electric
6.000%, 10/01/2033 (A)	920	928
NRG Energy
10.250%, H15T5Y + 5.920%(A)(F)(G)	1,003	1,094
7.000%, 03/15/2033 (A)	228	252
6.250%, 11/01/2034 (A)	5,254	5,386
6.000%, 02/01/2033 (A)	156	158
6.000%, 01/15/2036 (A)	155	155
5.750%, 01/15/2028	36	36
5.750%, 01/15/2034 (A)	249	249
5.250%, 06/15/2029 (A)	370	369
3.875%, 02/15/2032 (A)	33	30
3.625%, 02/15/2031 (A)	1,639	1,515
3.375%, 02/15/2029 (A)	155	147
Pattern Energy Operations
4.500%, 08/15/2028 (A)	1,012	986
PG&E
5.250%, 07/01/2030	2,769	2,731
Pike
8.625%, 01/31/2031 (A)	71	76
5.500%, 09/01/2028 (A)	212	211
Talen Energy Supply
8.625%, 06/01/2030 (A)	1,420	1,507
Vistra
8.000%, H15T5Y + 6.930%(A)(F)(G)	1,534	1,569
Vistra Operations
7.750%, 10/15/2031 (A)	390	413
6.875%, 04/15/2032 (A)	1,190	1,245
5.625%, 02/15/2027 (A)	290	290
5.000%, 07/31/2027 (A)	30	30
4.375%, 05/01/2029 (A)	994	973
4.300%, 07/15/2029 (A)	375	372
WBI Operating
6.500%, 10/15/2033 (A)	783	781
6.250%, 10/15/2030 (A)	172	172
XPLR Infrastructure Operating Partners
8.625%, 03/15/2033 (A)	1,301	1,364
		31,107

Total Corporate Obligations
(Cost $882,771) ($ Thousands)		879,455

SEI Institutional Managed Trust	159

SCHEDULE OF INVESTMENTS

September 30, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 8.0%
Other Asset-Backed Securities — 8.0%
Battalion CLO VIII, Ser 2015-8A, Cl SUB
0.000%, 07/18/2030 (A)(D)(E)(F)	$3,390	$409
Battalion CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/25/2035 (A)(D)(E)(F)	4,450	1,335
Battalion CLO XI, Ser 2017-11A, Cl SUB
0.000%, 04/24/2034 (A)(D)(E)(F)	5,857	1,054
Battalion CLO XII, Ser 2018-12A, Cl SUB
0.000%, 05/17/2031 (A)(D)(E)(F)	4,663	420
Battalion CLO XIV, Ser 2019-14A
0.000%, 04/20/2032 (D)(E)(F)	3,427	1,028
Battalion CLO XVI, Ser 2019-16A, Cl SUB
0.000%, 01/20/2038 (A)(D)(E)(F)	5,641	1,969
Battalion CLO XVI, Ser 2024-16A, Cl CR2
6.326%, TSFR3M + 2.000%, 01/20/2038 (A)(F)	256	257
Battalion CLO XVI, Ser 2024-16A, Cl ER2
11.416%, TSFR3M + 7.090%, 01/20/2038 (A)(F)	233	232
Battalion CLO XX, Ser 2021-20A
0.000%, 07/15/2034 (D)(E)(F)	12,116	3,374
Battalion CLO XX, Ser 2025-20A, Cl ER
10.568%, TSFR3M + 6.250%, 04/15/2038 (A)(F)	895	897
Benefit Street Partners CLO III, Ser 2013- IIIA, Cl SUB
0.000%, 07/20/2029 (A)(D)(E)(F)	2,531	63
Benefit Street Partners CLO IV, Ser 2014- IVA, Cl SUBG
0.000%, 10/20/2038 (A)(D)(E)(F)	2,525	1,212
Benefit Street Partners CLO V-B, Ser 2018-5BA
0.000%, 04/20/2031 (D)(E)	13,726	5,125
Benefit Street Partners CLO V-B, Ser 2024- 5BA, Cl FR
12.126%, TSFR3M + 7.800%, 07/20/2037 (A)(F)	100	100
Benefit Street Partners CLO VI, Ser 2015- VIA, Cl SUB
0.000%, 10/18/2029 (A)(D)(E)(F)	9,284	3,830
Benefit Street Partners CLO VII, Ser 2015- VIII, Cl SUB
0.000%, 07/18/2027 (D)(E)(F)	6,715	222
Benefit Street Partners CLO VIII
0.000%, 01/20/2028 (D)(E)	6,720	249
Benefit Street Partners CLO X, Ser 2016- 10A, Cl SUB
0.000%, 04/20/2034 (A)(D)(E)(F)	8,538	4,676
Benefit Street Partners CLO XIV, Ser 2018- 14A, Cl SUB
0.000%, 10/20/2037 (A)(D)(E)(F)	9,932	3,307
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Benefit Street Partners CLO XVIII, Ser 2019-18A, Cl SUB
0.000%, 10/15/2038 (A)(D)(E)(F)	$3,486	$2,160
Benefit Street Partners CLO XX, Ser 2020-20A, Cl SUB
0.000%, 10/15/2038 (A)(D)(E)(F)	2,924	2,310
Benefit Street Partners CLO XXIII, Ser 2021-23A
0.000%, 04/25/2034 (D)(E)	3,157	2,200
Benefit Street Partners CLO, Ser 2025-42A, Cl SUB
0.000%, 10/25/2038 (A)(D)(E)(F)	5,137	4,572
Cathedral Lake CLO III, Ser 2015-3A, Cl SUB
0.000%, 01/15/2026 (A)(D)(E)(F)	2,725	27
Cathedral Lake V, Ser 2018-5A, Cl SUB
0.000%, 10/21/2030 (A)(D)(E)(F)	3,139	–
Great Lakes CLO, Ser 2015-1A, Cl SUB
0.000%, 01/16/2030 (A)(D)(E)(F)	4,519	1,128
Ivy Hill Middle Market Credit Fund VII, Ser 2013-7A, Cl SUB
0.000%, 10/15/2036 (A)(D)(E)(F)	4,293	1,857
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
0.000%, 04/20/2037 (A)(D)(E)(F)	1,219	932
LCM CLO, Ser 31A
0.000%, 01/20/2032 (D)(E)	1,115	279
MidOcean Credit CLO XVI, Ser 2024-16A, Cl SUB
0.000%, 10/20/2037 (A)(D)(E)(F)	1,755	1,256
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
0.000%, 10/17/2030 (A)(D)(E)(F)	3,640	1,092
Neuberger Berman Loan Advisers CLO XLI, Ser 2021-41
0.000%, (D)(E) (I)	1,924	969
Neuberger Berman Loan Advisers CLO XXXIX, Ser 2020-39
0.000%, (D)(E) (I)	3,294	1,644
Neuberger Berman Loan Advisers CLO, Ser 2020-36A, Cl INC
0.000%, 04/20/2033 (A)(D)(E)(F)	1,095	241
Neuberger Berman Loan Advisers CLO, Ser 2020-36A, Cl SPIN
0.114%, 04/20/2033 (A)(D)(F)	14	4
Neuberger Berman Loan Advisers CLO, Ser 2025-36RA, Cl SUB
0.000%, 07/20/2039 (A)(D)(E)(F)	2,028	1,795
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
0.000%, 04/20/2030 (A)(D)(E)(F)	7,983	1,309
OCP CLO, Ser 2017-14A, Cl SUB
0.000%, 07/20/2037 (A)(D)(E)(F)	2,086	754
OCP CLO, Ser 2020-19A, Cl SUB
0.000%, 04/20/2038 (A)(D)(E)(F)	1,530	1,132

160	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
OCP CLO, Ser 2021-21A
0.000%, 07/20/2034 (D)(E)	$6,680	$4,076
TCP Whitney CLO, Ser 2017-1I, Cl SUB
0.000%, 08/20/2029 (D)(E)(F)	9,085	4,270
TCW CLO, Ser 2017-1A, Cl SUB
0.000%, 10/29/2034 (A)(D)(E)(F)	4,194	1,342
TCW CLO, Ser 2018-1A, Cl SUB
0.000%, 10/25/2035 (A)(D)(E)(F)	5,076	1,320
TCW CLO, Ser 2019-2A, Cl SUB
0.000%, 01/20/2038 (A)(D)(E)(F)	5,457	2,674
TCW CLO, Ser 2020-1
0.000%, 04/20/2028 (D)(E)	5,352	2,194
TCW CLO, Ser 2024-1A, Cl ER3
11.789%, TSFR3M + 7.470%, 10/25/2035 (A)(F)	936	933
Venture CLO, Ser 2018-35A, Cl SUB
0.000%, 10/22/2031 (A)(D)(E)(F)	11,892	595
Venture XXVI CLO, Ser 2017-26A, Cl SUB
0.000%, 01/20/2029 (A)(D)(E)(F)	1,609	–
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
0.000%, 07/20/2030 (A)(D)(E)(F)	3,228	32
Voya CLO, Ser 2020-2A, Cl SUB
0.000%, 01/20/2038 (A)(D)(E)(F)	5,127	3,512
Voya CLO, Ser 2024-6A, Cl SUB
0.000%, 01/20/2038 (A)(D)(E)(F)	5,733	4,787
Voya CLO, Ser 2025-4A, Cl SUB
0.000%, 10/15/2038 (A)(D)(E)(F)	4,803	4,327
Wind River CLO, Ser 2021-3
0.000%, 07/20/2033 (D)(E)	10,943	4,125
Wind River CLO, Ser 2025-3A, Cl ER
10.576%, TSFR3M + 6.250%, 04/20/2038 (A)(F)	1,912	1,916

Total Asset-Backed Securities
(Cost $40,108) ($ Thousands)		91,523

LOAN PARTICIPATIONS — 7.7%
1261229 B.C. Ltd., Initial Term Loan, 1st Lien
10.413%, CME Term SOFR + 6.250%, 10/08/2030 (F)	159	156
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), 2025 Replacement Term Loan, 1st Lien
6.575%, CME Term SOFR + 2.250%, 04/20/2028 (F)	371	371
Access CIG, LLC, 2025 Refinancing Term Loan
8.257%, CME Term SOFR + 4.000%, 08/18/2032 (F)(J)	492	493
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
ACProducts Holdings, Inc., Initial Term Loan, 1st Lien
8.513%, CME Term SOFR + 4.250%, 05/17/2028 (F)	$781	$651
Adient US LLC, Term B-2 Loan, 1st Lien
6.413%, CME Term SOFR + 2.250%, 01/31/2031 (F)	177	177
Ahead DB Holdings, LLC, Term B-5 Loan, 1st Lien
6.752%, CME Term SOFR + 2.750%, 02/01/2031 (F)	305	305
Allied Universal Holdco LLC, Amendment No. 7 Replacement U.S. Dollar Term Loan, 1st Lien
7.513%, CME Term SOFR + 3.250%, 08/20/2032 (F)	54	54
Altice Financing S.A., 2022 Refinancing Dollar Commitments, 1st Lien
9.318%, CME Term SOFR + 5.000%, 10/31/2027 (F)	777	651
Arctic Canadian Diamond Company, Ltd, Term Loan, 2nd Lien
10.000%, 06/30/2026 (D)	805	616
Aruba Investments Holdings, LLC, Initial Dollar Term Loan, 1st Lien
8.263%, CME Term SOFR + 4.000%, 11/24/2027 (F)(J)	1,344	1,304
Asurion, LLC, New Term B-13 Term Loan, 1st Lien
8.413%, CME Term SOFR + 4.250%, 09/19/2030 (F)	129	128
athenahealth Group Inc., Initial Term Loan, 1st Lien
6.913%, CME Term SOFR + 2.750%, 02/15/2029 (F)	100	99
Avaya Inc., Initial Term Loan, 1st Lien
11.663%, CME Term SOFR + 7.500%, 08/01/2028 (C)(F)(J)	4,034	3,528
BCPE Pequod Buyer, Inc., Initial Term Loan, 1st Lien
7.163%, CME Term SOFR + 3.000%, 11/25/2031 (F)	227	228
Belron Finance 2019 LLC, 2031 Dollar Term Loan, 1st Lien
6.742%, CME Term SOFR + 2.500%, 10/16/2031 (F)	105	105
Byju's Alpha, Inc., Bridge Loan New Money Term Loan
12.163%, CME Term SOFR + 8.000%, 04/09/2026 (D)(F)	16	—
Byju's Alpha, Inc., Initial Term Loan
15.500%, CME Term SOFR + 6.000%, 11/24/2026 (F)	2,767	147

SEI Institutional Managed Trust	161

SCHEDULE OF INVESTMENTS

September 30, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Byju's Alpha, Inc., Prepetition Reimbursement New Money Term Loan
12.163%, CME Term SOFR + 8.000%, 04/09/2026 (D)(F)	$73	$—
Byju's Alpha, Inc., Term Loan, 1st Lien
12.327%, CME Term SOFR + 1.000%, 04/09/2026 (F)	25	25
Carestream Health, Inc., Term Loan, 1st Lien
11.602%, CME Term SOFR + 7.500%, 09/30/2027 (F)	1,557	775
Castle US Holding Corporation, Initial Second Out Dollar Term B-1 Loan, 1st Lien
8.717%, CME Term SOFR + 4.250%, 05/31/2030 (F)	1,015	467
Castle US Holding Corporation, Initial Second Out Dollar Term B-2 Loan
8.967%, 05/31/2030	981	438
CHPPR Midco Inc. , Amendment No. 1 Term Loan, 1st Lien
12.750%, CME Term SOFR + 8.750%, 12/31/2029 (F)	1,086	1,094
Claire's Boutiques, Term Loan, 1st Lien
16.750%, 05/15/2026	339	115
Claire's Stores, Inc., Initial Term Loan, 1st Lien
12.731%, CME Term SOFR + 8.500%, 12/18/2026 (C)(D)(F)	1,150	—
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 1st Lien
8.278%, CME Term SOFR + 4.000%, 08/21/2028 (F)	32	32
Cloud Software Group, Inc., Tenth Amendment Tranche B-2 Term Loan, 1st Lien
7.483%, CME Term SOFR + 3.250%, 03/21/2031 (F)	249	250
CMG Media Corporation, Term B-2 Loan, 1st Lien
7.602%, CME Term SOFR + 3.500%, 06/18/2029 (F)	969	925
Colossus AcquireCo LLC, Initial Term Loan, 1st Lien
5.870%, SOFR + 1.750%, 07/30/2032 (F)(J)	62	61
Commscope, LLC, Initial Term Loan
8.913%, CME Term SOFR + 5.250%, 12/17/2029 (F)(J)	165	167
Conair Holdings LLC, Initial Term Loan, 1st Lien
8.028%, CME Term SOFR + 3.750%, 05/17/2028 (F)	216	135
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Cornerstone Building Brands, Inc., Tranche B Term Loan, 1st Lien
7.500%, CME Term SOFR + 3.250%, 04/12/2028 (F)	$774	$733
Crown Finance US, Inc., First Amendment Term Loan
8.780%, CME Term SOFR + 4.500%, 12/02/2031 (F)	139	139
CSC Holdings, LLC, 2022 Refinancing Term Loan, 1st Lien
8.650%, CME Term SOFR + 4.500%, 01/18/2028 (F)	297	295
DexKo Global Inc., Closing Date Dollar Term Loan, 1st Lien
8.028%, CME Term SOFR + 3.750%, 10/04/2028 (F)	333	327
Directv Financing, LLC, Closing Date Term Loan, 1st Lien
9.570%, CME Term SOFR + 5.000%, 08/02/2027 (F)	23	23
E.W. Scripps Company, The, Tranche B-2 Term Loan, 1st Lien
10.015%, CME Term SOFR + 5.750%, 06/30/2028 (F)(J)	560	563
East Valley Tourist Development Authority, Term Loan
11.778%, CME Term SOFR + 7.500%, 11/23/2026 (D)(F)	2,231	2,214
Ellucian Holdings Inc., Initial Term Loan, 2nd Lien
8.913%, CME Term SOFR + 4.750%, 11/22/2032 (F)	1,460	1,490
EMRLD Borrower LP, 2031 Refinancing Term Loan, 1st Lien
6.122%, CME Term SOFR + 2.250%, 08/04/2031 (F)	136	135
Endo Finance Holdings, Inc., 2024 Refinancing Term Loan, 1st Lien
8.163%, CME Term SOFR + 4.000%, 04/23/2031 (F)	1,550	1,552
Envision Healthcare Operating, Inc., 2025 Replacement Term Loan
10.663%, CME Term SOFR + 6.500%, 06/25/2030 (F)	1,056	1,057
Epic Crude Services, LP, 2025 Refinancing Term Loan, 1st Lien
6.828%, CME Term SOFR + 2.500%, 10/15/2031 (F)	128	128
First Advantage Holdings, LLC, Term B-3 Loan, 1st Lien
6.913%, CME Term SOFR + 2.750%, 10/31/2031 (F)	205	199

162	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
First Student Bidco Inc., Initial Term B Loan, 1st Lien
6.711%, CME Term SOFR + 2.500%, 08/15/2030 (F)	$487	$487
First Student Bidco Inc., Initial Term C Loan, 1st Lien
6.711%, CME Term SOFR + 2.500%, 08/15/2030 (F)	73	73
Flexsys Cayman Holdings, First Out Term Loan
10.449%, CME Term SOFR + 6.250%, 08/01/2029 (F)	784	667
Flexsys Cayman Holdings, Second Out Refinancing Term Loan
9.711%, 08/01/2029 (J)	1,432	464
Freeport LNG investments, LLLP, Term Loan A, 1st Lien
7.587%, CME Term SOFR + 3.000%, 11/16/2026 (F)	876	875
Gainwell Acquisition Corp., Term B Loan, 1st Lien
8.102%, CME Term SOFR + 4.000%, 10/01/2027 (F)	1,053	1,035
GatesAir, Term Loan
13.911%, 08/01/2027 (C)(D)	1,170	985
Graham Packaging Company Inc., Initial Term Loan, 1st Lien
6.663%, CME Term SOFR + 2.500%, 08/04/2027 (F)	291	291
Hertz Corporation, Initial Term B Loan, 1st Lien
8.070%, CME Term SOFR + 3.500%, 06/30/2028 (F)(J)	146	131
Hertz Corporation, The, Initial Term C Loan, 1st Lien
8.070%, CME Term SOFR + 3.500%, 06/30/2028 (F)	29	26
HIG Finance 2 Limited, 2025-2 Dollar Refinancing Term Loan, 1st Lien
6.913%, CME Term SOFR + 2.750%, 02/15/2031 (F)	1,192	1,192
Icon Parent I Inc., 2025 Term Loan, 1st Lien
6.753%, CME Term SOFR + 2.750%, 11/13/2031 (F)	185	184
Icon Parent I Inc., Initial Term Loan, 2nd Lien
9.205%, CME Term SOFR + 5.000%, 11/12/2032 (F)(J)	1,540	1,557
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), Initial Term Loan, 1st Lien
10.053%, CME Term SOFR + 5.775%, 05/01/2029 (F)(J)	204	178
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
J. C. Penney Company Inc., Loan
5.250%, 06/21/2029 (B)(D)(F)	$2,195	$—
LABL, Inc., Initial Dollar Term Loan, 1st Lien
9.263%, CME Term SOFR + 5.000%, 10/30/2028 (F)(J)	1,138	931
Lannett Company, Inc., Closing Date Term Loan 1st Lien
2.000%, 06/16/2030 (D)	433	433
Libbey Glass LLC, 2022 Incremental Term Loan, 1st Lien
10.964%, CME Term SOFR + 6.500%, 11/22/2027 (F)	1,714	1,647
LifeScan Global Corporation, Initial Term Loan, 1st Lien
10.804%, CME Term SOFR + 6.500%, 12/31/2026 (F)(J)	4,484	4,282
LSF12 Crown US Commercial Bidco, LLC, 2025 Refinancing Term Loan
7.663%, CME Term SOFR + 3.500%, 12/02/2031 (F)	295	296
Lumen Technologies Inc., Term B-1 Loan, 1st Lien
6.628%, CME Term SOFR + 2.350%, 04/16/2029 (F)(J)	1,182	1,174
Madison IAQ, LLC, Initial Term Loan, 1st Lien
6.702%, CME Term SOFR + 2.500%, 06/21/2028 (F)	300	300
Magenta Security Holdings LLC, First Out Term Loan, 1st Lien
11.318%, CME Term SOFR + 6.750%, 07/27/2028 (F)	1,189	971
Magenta Security Holdings LLC, Second Out Term Loan, 1st Lien
11.568%, CME Term SOFR + 7.000%, 07/27/2028 (F)(J)	2,694	1,166
Maravai Intermediate Holdings, LLC, Tranche B Term Loan, 1st Lien
7.325%, CME Term SOFR + 3.000%, 10/19/2027 (D)(F)(J)	382	370
Mavenir Jr Debt Fixed 1200 7/29/30, 1st Lien
12.000%, 06/16/2030 (D)	1,218	1,218
Medline Borrower, LP, 2028 Refinancing Term Loan, 1st Lien
6.163%, CME Term SOFR + 2.000%, 10/23/2028 (F)	143	143
Medline Borrower, LP, 2030 Refinancing Term Loan, 1st Lien
6.163%, CME Term SOFR + 2.000%, 10/23/2030 (F)	492	492
MH Sub I, LLC (Micro Holding Corp.), 2023 May Incremental Term Loan, 1st Lien
8.252%, CME Term SOFR + 4.250%, 05/03/2028 (F)	400	385

SEI Institutional Managed Trust	163

SCHEDULE OF INVESTMENTS

September 30, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
MI Windows and Doors, LLC, Term B-3 Loan, 1st Lien
6.913%, CME Term SOFR + 2.750%, 03/28/2031 (F)	$133	$134
MLN US HoldCo, LLC, Tranche A-2 Term Loan
12.135%, CME Term SOFR + 8.000%, 06/20/2030 (F)	14	10
Mountaineer Merger Corporation, 2025, Delayed Draw Term Loan, 1st Lien
12.223%, 06/30/2026 (D)	321	321
Mountaineer Merger Corporation, 2025, Initial Term Loan, 1st Lien
12.323%, 06/16/2030 (D)	386	386
Naked Juice LLC, Initial Second Out Term Loan
7.352%, CME Term SOFR + 3.250%, 01/24/2029 (F)(J)	2,704	2,033
Neon Maple Purchaser Inc., First Amendment Tranche B-1 Term Loan, 1st Lien
6.913%, CME Term SOFR + 2.750%, 11/17/2031 (F)	306	306
NEP Group, Inc., Extended 2021 Dollar Term Loan, 1st Lien
9.960%, CME Term SOFR + 5.500%, 08/19/2026 (F)	369	368
NEP Group, Inc., Extended Initial Dollar Term Loan, 1st Lien
9.210%, CME Term SOFR + 4.750%, 08/19/2026 (F)	1,428	1,416
New Fortress Energy Inc., Second Amendment Incremental Term Loan, 1st Lien
9.570%, CME Term SOFR + 5.500%, 10/30/2028 (F)	562	270
Obra Capital, Inc., Term Loan
11.701%, 07/29/2030 (D)	1,080	1,063
OID-OL Intermediate I, LLC, Initial First Out Term Loan, 1st Lien
10.308%, CME Term SOFR + 6.000%, 02/01/2029 (F)	253	261
OID-OL Intermediate I, LLC, Initial Second Out Term Loan, 1st Lien
8.708%, CME Term SOFR + 4.250%, 02/01/2029 (F)	1,210	1,010
Osmosis Buyer Limited, 2025 Refinancing Term B Loan, 1st Lien
7.280%, CME Term SOFR + 3.000%, 07/31/2028 (F)	939	941
Parexel International, Inc., Sixth Amendment Term Loan, 1st Lien
6.663%, CME Term SOFR + 2.500%, 11/15/2028 (F)	212	213
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Park River Holdings Inc., Initial Term Loan, 1st Lien
7.802%, CME Term SOFR + 3.250%, 12/28/2027 (F)	$123	$122
Pasadena Performance Products, LLC, 2025-1 Repricing Term Loan, 1st Lien
7.252%, CME Term SOFR + 3.250%, 02/27/2032 (D)(F)(J)	826	826
Petco Health and Wellness Co., Inc., Initial Term Loan, 1st Lien
7.513%, CME Term SOFR + 3.250%, 03/03/2028 (F)	433	422
PetSmart LLC, Initial Term Loan, 1st Lien
8.136%, CME Term SOFR + 4.000%, 08/18/2032 (F)(J)	124	122
Pluto Acquisition I, Inc., Tranche B Term Loan, 1st Lien
8.242%, CME Term SOFR + 4.000%, 09/20/2028 (F)(J)	3,047	2,240
Polaris Newco, LLC, Dollar Term Loan, 1st Lien
8.570%, CME Term SOFR + 4.000%, 06/02/2028 (F)	687	661
Premier Brands Group Holdings, Term B-1 Loan
12.635%, CME Term SOFR + 8.500%, 12/17/2029 (C)(D)(F)	726	726
Pretium PKG Holdings, Inc., Initial Third Amendment Tranche A-1 Term Loan, 1st Lien
8.220%, CME Term SOFR + 3.899%, 10/02/2028 (F)	1,975	871
Primo Brands Corporation, 2025 Refinancing Term Loan, 1st Lien
6.252%, CME Term SOFR + 2.250%, 03/31/2028 (F)	198	197
Quikrete Holdings, Inc., Tranche B-3 Term Loan, 1st Lien
6.413%, CME Term SOFR + 2.250%, 02/10/2032 (F)	286	286
QXO Building Products, Inc., Term B Loan, 1st Lien
7.163%, CME Term SOFR + 3.000%, 04/30/2032 (F)	30	31
Raven Acquisition Holdings, LLC, 2024 Delayed Draw Term Loan
3.250%, 11/19/2031 (F)	11	—
Raven Acquisition Holdings, LLC, Initial Term Loan, 1st Lien
7.163%, CME Term SOFR + 3.000%, 11/19/2031 (F)	147	147
RealPage, Inc., Initial Term Loan, 1st Lien
7.263%, CME Term SOFR + 3.000%, 04/24/2028 (F)	509	507

164	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Rocket Software, Inc., Extended Dollar Term Loan, 1st Lien
7.913%, CME Term SOFR + 3.750%, 11/28/2028 (F)	$172	$173
Route 66 Development Authority, 1st Lien
13.316%, 09/11/2029 (D)	1,164	1,158
SCIH Salt Holdings Inc., Incremental Term B-1 Loan, 1st Lien
7.197%, CME Term SOFR + 3.000%, 01/31/2029 (F)	544	544
Serta Simmons Bedding, LLC, Initial Term Loan, 1st Lien
11.616%, CME Term SOFR + 7.500%, 06/29/2028 (F)	47	44
Shutterfly Finance, LLC, Term B Loan, 2nd Lien
9.199%, CME Term SOFR + 5.000%, 10/01/2027 (F)	178	168
Sinclair Television, B6 Term Loan
7.870%, 12/31/2029	895	805
Spectrum Group Buyer, Inc., Initial Term Loan
10.808%, CME Term SOFR + 6.500%, 05/13/2027 (F)(J)	978	866
SPX Flow, Inc., 2025 Term Loan, 1st Lien
6.913%, CME Term SOFR + 2.750%, 04/05/2029 (F)	141	142
Star Parent, Inc., Term Loan B, 1st Lien
8.002%, CME Term SOFR + 4.000%, 09/27/2030 (F)	113	113
Station Casinos LLC, Term B Facility, 1st Lien
6.163%, CME Term SOFR + 2.000%, 03/14/2031 (F)	99	99
Stubhub Holdco Sub, LLC, Extended USD Term B Loan, 1st Lien
8.913%, CME Term SOFR + 4.750%, 03/15/2030 (F)	773	765
Telenet Financing USD LLC, Term Loan AR Facility, 1st Lien
6.265%, CME Term SOFR + 2.000%, 04/30/2028 (F)(J)	1,400	1,387
Topgolf, Term Loan, 1st Lien
7.163%, CME Term SOFR + 3.000%, 03/15/2030 (F)	108	107
Travelport Finance (Luxembourg) S.a r.l., Term Loans, 1st Lien
12.177%, CME Term SOFR + 7.625%, 09/29/2028 (F)	942	785
Turquoise Topco Ltd., COV-LITE Term Loan, 1st Lien
0.000%, 08/13/2032 (J)	1,013	1,013
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
U.S. Renal Care, Inc., Closing Date Term Loan, 1st Lien
9.278%, CME Term SOFR + 5.000%, 06/28/2028 (F)	$223	$212
UKG Inc., 2024 Refinancing Term Loan, 1st Lien
6.810%, CME Term SOFR + 2.500%, 02/10/2031 (F)	104	104
Varsity Brands, Inc.
7.448%, CME Term SOFR + 3.000%, 08/26/2031 (F)	1,907	1,905
Venator Materials PLC, Term Loan, 1st Lien
6.318%, 10/12/2028	226	152
Venator, First Out Term Loan, 1st Lien
6.296%, 07/16/2026	141	134
Venator, Term Loan, 1st Lien
6.318%, 07/16/2026	138	131
VeriFone Systems, Inc., 2025-1 Term Loan
10.070%, CME Term SOFR + 5.500%, 08/18/2028 (F)	1,070	1,033
Victra Holdings, LLC, Fifth Amendment Incremental Term Loan, 1st Lien
7.752%, CME Term SOFR + 3.750%, 03/31/2029 (F)	1,537	1,538
VistaJet Malta Finance P.L.C. (Vista Management Holding, Inc.), Initial Term Loan, 1st Lien
8.041%, CME Term SOFR + 3.750%, 04/01/2031 (F)	189	190
Warhorse Gaming, LLC, Closing Date Term Loan
13.457%, CME Term SOFR + 9.250%, 03/31/2027 (D)(F)	1,231	1,274
WaterBridge Midstream Operating LLC, Term Loan B, 1st Lien
9.030%, CME Term SOFR + 4.750%, 06/27/2029 (F)	1,559	1,560
Wellful Inc., Tranche A Term Loan, 1st Lien
9.278%, CME Term SOFR + 5.000%, 04/19/2030 (C)(F)	1,113	1,105
Wellful Inc., Tranche B Term Loan, 1st Lien
10.528%, CME Term SOFR + 6.250%, 10/19/2030 (C)(F)(J)	1,694	1,514
White Cap Supply Holdings, LLC, Tranche C Term Loan, 1st Lien
7.416%, CME Term SOFR + 3.250%, 10/19/2029 (F)	425	425
X Corp., Tranche B-3 Term Loan, 1st Lien
9.500%, 10/26/2029 (F)	6,425	6,440
X.AI Corp., Fixed Term Loan
12.500%, 06/28/2030	1,273	1,316
Xplore Inc., Initial Term Loan 1st Lien
9.280%, CME Term SOFR + 1.500%, 06/18/2029 (F)	266	250

SEI Institutional Managed Trust	165

SCHEDULE OF INVESTMENTS

September 30, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Xplore Inc., Second Out Term Loan 1st Lien
6.000%, CME Term SOFR + 1.500%, 10/24/2029 (F)	$877	$599
Ziggo Financing Partnership, Term Loan I Facility
6.706%, CME Term SOFR + 2.500%, 04/30/2028 (F)	849	846

Total Loan Participations
(Cost $96,374) ($ Thousands)		89,092

	Shares
COMMON STOCK — 1.5%
21st Century Oncology Private Company *(C)(D)	15,311	232
Air Methods *(D)	2,219	408
Aquity Holdings *(D)	85,745	13
Arctic Canadian Diamond Company Ltd *(D)	1,054	60
Audacy *	7,248	65
Avaya *(C)(D)	127,790	1,331
Beasley Broadcast Group *(C)(D)	2,945	13
Burgundy Diamond Mines Ltd *(C)	1,744,317	20
Carestream Health Holdings *(D)	69,956	945
CHC Group LLC *	399	—
Clear Channel Outdoor Holdings, Cl A *	39,771	63
Cornerstone Chemical *(D)	162,678	3,166
Endo Guc Trust *(C)(D)	27,892	16
Envision Healthcare *	174,150	2,743
Enviva *	158,231	2,611
Frontier Communications Parent *	4,909	183
Guitar Center *(C)(D)	13,905	1,146
Gulfport Energy Corp *	707	128
Gymboree Holding Corp *(C)(D)	40,312	—
iHeartMedia Inc *	8,286	24
Incora Intermediate LLC *(C)(D)	8,534	169
Incora Top Holdco LLC *(C)(D)	115	3
Intelsat SA *(C)(D)	26,351	—
Intelsat SA, CVR *	26,351	355
Lannett *(D)	93,813	995
Mallinckrodt *(C)(D)	7,814	811
Medical Card Systems *(D)	284,758	89
Mitel *(D)	488	—
Mountaineer Merger Group *(D)	1,997,297	—
MYT Holding LLC, Ser B *(C)(D)	274,755	69
Neiman Marcus Group *(C)(D)	620	77
Nine West FKA Premier Brands *(C)(D)	92,548	146
NMG Parent *(C)(D)	5,934	74
Quad/Graphics Inc	54	—
Rite Aid *(C)(D)	2,996	—
SandRidge Energy Inc	20	—
Serta Simmons Bedding *	11,559	95
Spirit Airlines Placeholder Private *	5,518	7
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SPIRIT AVIATION HOLDINGS INC *	61,013	$23
SSB Equipment Company *(C)(D)	11,559	—
Venator Materials PLC *	453	3
VICI Properties Inc, Cl A ‡	21,829	712
Xplore Inc *(D)	49,445	582

Total Common Stock
(Cost $17,168) ($ Thousands)		17,377

PREFERRED STOCK — 1.3%
Benefit Street Partners CLO IV, 0.000% * (D)(E)(H)	6,657,000	3,062
Benefit Street Partners CLO IX, 0.000% * (D)(E)(H)	3,271,911	2,977
Claire's Stores, 0.000% *(C)(D)(E)(G)	986	—
FHLMC, 5.919% (F)(G)	16,903	354
FNMA, 8.250% (F)(G)	72,825	1,350
Foresight, 0.000% *(D)(E)(G)	32,601	73
Guitar Center, 0.000% *(C)(D)(E)(G)	365	35
Mountaineer Merger Corp, 0.000% *(D) (E)(G)	1,997,297	1,043
MYT Holding LLC, 10.000% (C)	325,766	386
Osaic Financial Services, 6.500%	65,290	1,440
Syniverse, 0.000% *(D)(E)(G)	3,881,236	3,815

Total Preferred Stock
(Cost $10,591) ($ Thousands)		14,535
	Face Amount (Thousands)
CONVERTIBLE BONDS — 0.8%
Blackstone Mortgage Trust
5.500%, 03/15/2027	$437	428
EchoStar
3.875% cash/0% PIK, 11/30/2030	761	1,873
Expand Energy Corp (Escrow Security)
5.500%, 12/31/2049(B)	100	–
Finance of America Funding
10.000%, 11/30/2029(A)	1,645	2,006
Jazz Investments I
3.125%, 09/15/2030	980	1,163
JetBlue Airways
2.500%, 09/01/2029	732	756
Liberty Interactive
4.000%, 11/15/2029	122	11
3.750%, 02/15/2030	2,454	202
Lucid Group
1.250%, 12/15/2026(A)	793	737
Mavenir
0.000%, 12/31/2025(D)(E)	794	2,428

166	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CONVERTIBLE BONDS (continued)
North Sea Natural Resources
0.000%, 01/23/2028(D)(E)	$570	$–
0.000%, 01/23/2028(D)(E)	82	–
0.000%, 01/23/2028(D)(E)	31	–
Rite Aid
0.000%, 12/31/2049(C)(D)(E)	299	–
Silver Airways
16.000%, 12/31/2027(B)(D)	4,456	–
16.000% cash/0% PIK, 01/07/2028(B) (D)	84	–
16.000%, 01/07/2028(B)(D)	733	–
16.000%, 01/07/2028(B)(D)	1,088	–
Tacora Restructure
13.000%, 09/19/2031(D)	62	62

Total Convertible Bonds
(Cost $17,215) ($ Thousands)		9,666

	Number of Warrants
WARRANTS — 0.2%
Air Methods
Strike Price $– *‡‡(D)	19,546	2,140
Audacy*‡‡	1,012	9
Audacy
Strike Price $– *‡‡(D)	11,681	–
Guitar Center
Strike Price $100.00 *‡‡(C)(D)	3,680	113
Guitar Center
Strike Price $160.00 *‡‡(C)(D)	3,681	43
Mavenir
Strike Price $– *‡‡(D)	244	–
Silver Airways
Strike Price $– *‡‡(D)	2	–
Spirit Aviation Holdings, Expires 03/15/2030*	8,016	5
Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
Tacora Resources
Strike Price $– *‡‡(D)	17,105	$17

Total Warrants
(Cost $752) ($ Thousands)		2,327

	Face Amount (Thousands)
U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Notes
4.250%, 05/15/2035	$780	787
3.875%, 04/30/2030	775	780

Total U.S. Treasury Obligations
(Cost $1,534) ($ Thousands)		1,567

	Number of Rights
RIGHTS — 0.0%
Xplore Inc *‡‡(D)	3,714	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 3.4%
SEI Daily Income Trust, Government Fund, Institutional Class
4.040%**†	38,805,840	38,806
Total Cash Equivalent
(Cost $38,806) ($ Thousands)		38,806
Total Investments in Securities — 99.5%
(Cost $1,105,319) ($ Thousands)		$1,144,348

A list of the open forward foreign currency contracts held by the Fund at September 30, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	12/18/25	USD	46	AUD	70	$—
Barclays PLC	12/18/25	AUD	70	USD	47	—
Barclays PLC	12/18/25	CAD	789	USD	576	7
						$7

SEI Institutional Managed Trust	167

SCHEDULE OF INVESTMENTS

September 30, 2025

High Yield Bond Fund (Continued)

Percentages are based on Net Assets of $1,150,170 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of September 30, 2025.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
†	Investment in Affiliated Security (see Note 6).
(A)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On September 30, 2025, the value of these securities amounted to $830,019 ($ Thousands), representing 72.2% of the Net Assets of the Fund.
(B)	Security is in default on interest payment.
(C)	Security considered restricted, excluding 144A. The total market value of such securities as of September 30, 2025 was $25,102 ($ Thousands) and represented 2.2% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	No interest rate available.
(F)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(G)	Perpetual security with no stated maturity date.
(H)	Zero coupon security.
(I)	No maturity date available.
(J)	Unsettled bank loan. Interest rate may not be available.

The following is a summary of the level of inputs used as of September 30, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)		Total ($)
Corporate Obligations	–	873,171	6,284		879,455
Asset-Backed Securities	–	4,334	87,189		91,523
Loan Participations	–	77,502	11,590		89,092
Common Stock	1,155	5,876	10,346		17,377
Preferred Stock	1,350	2,180	11,005		14,535
Convertible Bonds	–	7,177	2,489		9,666
Warrants	–	14	2,313		2,327
U.S. Treasury Obligations	–	1,567	–		1,567
Rights	–	–	–	^	–	^
Cash Equivalent	38,806	–	–		38,806
Total Investments in Securities	41,311	971,821	131,216		1,144,348

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)		Total ($)
Forward Contracts*
Unrealized Appreciation	–	7	–		7
Total Other Financial Instruments	–	7	–		7

*	Forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.
^	This category includes securities with a value of $0.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Asset-Backed Securities	Investments in Loan Participations	Investments in Common Stock	Investments in Preferred Stock	Investments in Convertible Bond	Investments in Warrants	Investments in Rights
Balance as of September 30, 2024	$6,786	$76,999	$15,331	$13,907	$10,909	$1,431	$1,343	$–	^
Accrued discounts/premiums	(620)	–	(322)	–	–	4	–	–
Realized gain/(loss)	(550)	10,619	(4,342)	(6,274)	–	392	1	–
Change in unrealized appreciation/(depreciation)	(282)	(3,249)	3,092	6,110	(1,357)	(1,623)	970	–
Purchases	273	18,943	1,666	361	443	2,849	–	–
Sales	(3,739)	(28,038)	(5,189)	(4,571)	(33)	(564)	(1)	–
Net transfer into Level 3	4,416	11,915	3,440	813	1,043	–	–	–
Net transfer out of Level 3	–	–	(2,086)	–	–	–	–	–
Ending Balance as of September 30, 2025(1)	$6,284	$87,189	$11,590	$10,346	$11,005	$2,489	$2,313	$–	^
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(1,804)	$(1,803)	$(1,200)	$(599)	$(1,121)	$(2,261)	$901	$–

(1)	Of the $131,216 ($ Thousands) in Level 3 securities as of September 30, 2025, $30,647 ($ Thousands) 2.7% of the Net Assets of the Fund are not valued via third party pricing vendors and broker quotes. When significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

^	This category includes securities with a value of $0.

168	SEI Institutional Managed Trust

For the year ended September 30, 2025, there were transfers between Level 2 and Level 3 assets and liabilities due to the availability of observable inputs to determine fair value.

Category	Market Value at September 30, 2025 ($ Thousands)	Valuation Technique	Unobservable Inputs	Range Input Value(s) (Average Input Value)
Corporate Obligations	$6,214	Enterprise multiple based on Bankruptcy Exit Plan valuation discounted to reflect incremental risk in the appeal of the litigation; bond value based on equity value as if bonds were converted)	None	N/A
		Income Approach	EBITDA	$61m
			EBITDA multiple	9.3x
			Weighted Average Cost of Capital	10.5% - 12.5%
		Discounted cash flow model	Implied total yield	16.36% - 18.36%
Loan Participations	7,154	Discounted cash flow model	Implied total yield	16.50% - 18.50%
		Market Approach	EBITDA	$11.0m - $54.0m
			Multiple	5.5x-11.0x
		Market Approach	EBITDA	$11.0m - $54.0m
			Multiple	5.5x-11.0x
		Discounted cash flow model	Implied credit spread	7.80% - 8.80%
		Weighted valuation techniques	Revenues	256.7m
			Multiple Range	0.30x - 0.35x
			Valuation case probability weighting	25%-75%
			Discount Rate	13%-15%
		Enterprise Valuation Approach	EBITDA	$116m
			EBITDA multiple	5.5x - 6.5x
		Discounted cash flow model	Implied credit spread	7.45% - 8.45%
		Discounted cash flow model	Implied credit spread	8.17% - 9.17%
Common Stock	7,756	Comparable multiple analysis using an average forward EBITDA multiple of publicly traded peers, discounted to account for smaller scale of operations ownership	None	N/A
		Enterprise multiple based on Bankruptcy Exit Plan valuation (for equity received in exchange of 2024/27 notes)	None	N/A
		Enterprise multiple based on Bankruptcy Exit Plan valuation discounted to reflect incremental risk in the appeal of the litigation (for equity received in exchange of the 2026 notes)	None	N/A
		Market Approach	EBITDA Multiple	6.0x
		Estimated recovery model	Trapped Cash at SPV	$1.74m
		Estimated recovery Model	Escrow	$2.5m
			Discount Rate	0.35
		Illiquidity Discount	Illiquidity Discount	15%
		Weighted valuation techniques	EBITDA	$126.3m
			EBITDA multiple	3.50x - 4.00x
			Valuation case probability weighting	50%
		Income Approach	EBITDA	$61m
			EBITDA multiple	9.3x
			Weighted Average Cost of Capital	10.5% - 12.5%
		Weighted valuation techniques	EBITDA	$128m - 147m
			EBITDA multiple	6.75x - 9.00x
			Weighted Average Cost of Capital	0.145
			Valuation case probability weighting	0.5
		Weighted valuation techniques	Revenues	256.7m
			Multiple Range	0.30x - 0.35x
			Valuation case probability weighting	25%-75%
			Discount Rate	13%-15%
		Estimated recovery Model	Estimated Excess RBC	$13.7m
			Estimated Indemnity escrow	$24.5m
			Discount Rate	0.45
		Market Approach	EBITDA	91.7
			Multiple	12.00x - 14.00x

SEI Institutional Managed Trust	169

SCHEDULE OF INVESTMENTS

September 30, 2025

High Yield Bond Fund (Concluded)

Category	Market Value at September 30, 2025 ($ Thousands)	Valuation Technique	Unobservable Inputs	Range Input Value(s) (Average Input Value)
Preferred Stock	4,892	Market Approach	EBITDA	$11.0m - $54.0m
			Multiple	5.5x-11.0x
		Weighted valuation techniques	EBITDA	$128m - 147m
			EBITDA multiple	6.75x - 9.00x
			Weighted Average Cost of Capital	0.145
			Valuation case probability weighting	0.5
		Discounted cash flow model	Implied total yield	11.93% - 13.93%
Convertible Bonds	2,489	Enterprise Valuation Approach	EBITDA	$116m
			EBITDA multiple	5.5x - 6.5x
		Weighted valuation techniques	Asset Value	$366m
			EBITDA	$70.4m
			EBITDA multiple	4.0x - 6.0x
			Valuation case probability weighting	0.5
Warrants	1,940	Weighted valuation techniques	EBITDA	$128m - 147m
			EBITDA multiple	6.75x - 9.00x
			Weighted Average Cost of Capital	0.145
			Valuation case probability weighting	0.5
		Weighted valuation techniques	EBITDA	$128m - 147m
			EBITDA multiple	6.75x - 9.00x
			Weighted Average Cost of Capital	0.145
			Valuation case probability weighting	0.5
		Weighted valuation techniques	EBITDA	$128m - 147m
			EBITDA multiple	6.75x - 9.00x
			Weighted Average Cost of Capital	0.145
			Valuation case probability weighting	0.5
		Weighted valuation techniques	Asset Value	$366m
			EBITDA	$70.4m
			EBITDA multiple	4.0x - 6.0x
			Valuation case probability weighting	0.5
		Black-Scholes Model	Volatility	0.4
			Risk-free rate	0.0352
			Share Price	184.09
		Black-Scholes Model	Volatility	0.4
			Risk-free rate	0.0352
			Share Price	184.09
		Market Approach	EBITDA Multiple	6.0x
		Market Approach	EBITDA Multiple	6.0x
Total	$ 30,445

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended September 30, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$20,844	$584,043	$(566,081)	$—	$—	$38,806	$1,222	$—

170	SEI Institutional Managed Trust

A list of the restricted securities, excluding 144a, held by the Fund at September 30, 2025, is as follows:

Description	Face Amount ($ Thousands)/ Shares/ Number of Warrants	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Corporate Obligations
Akumin	$2,655	02/08/2024	$2,411	$2,479
Akumin	1,800	02/08/2024	1,555	1,602
Beasley Mezzanine Holdings	2,901	10/23/2024	2,068	1,102
Endo	1,485	04/26/2024	–	–
Endo	1,373	04/26/2024	–	–
Expand Energy	2,515	12/02/2024	–	–
Expand Energy	1,135	12/02/2024	–	4
GrubHub Holdings	3,080	09/30/2025	3,069	3,078
HRB Wonddown Inc (Escrow Security)	445	10/08/2024	422	–
Incora Intermediate II	185	03/24/2025	363	147
Monitronics International (Escrow Security)	5,936	09/16/2019	–	–
Mountain Province Diamonds	1,989	12/14/2022	1,959	1,798
Northwest Acquisitions ULC	2,115	10/01/2019	1,493	–
Rite Aid	1,351	09/04/2024	798	44
Rite Aid	317	09/04/2024	297	21
Urban One	4,345	01/11/2021	4,139	2,285
Loan Participations
Avaya Inc., Initial Term Loan, 1st Lien	4,034	05/01/2023	3,736	3,528
Claire's Stores, Inc., Initial Term Loan, 1st Lien	1,150	02/19/2020	1,129	–
GatesAir, Term Loan	1,170	07/29/2022	1,155	985
Premier Brands Group Holdings, Term B-1 Loan	726	04/01/2025	726	726
Wellful Inc., Tranche A Term Loan, 1st Lien	1,113	12/24/2024	1,075	1,105
Wellful Inc., Tranche B Term Loan, 1st Lien	1,694	01/15/2025	1,334	1,514
Common Stock
21st Century Oncology Private Company	15,311	08/01/2020	–	232
Avaya	127,790	05/01/2023	1,894	1,331
Beasley Broadcast Group	2,945	10/23/2024	31	13
Burgundy Diamond Mines Ltd	1,744,317	07/21/2023	290	20
Endo Guc Trust	27,892	11/15/2024	–	16
Guitar Center	13,905	01/08/2021	1,762	1,146
Gymboree Holding Corp	40,312	10/02/2017	672	–
Incora Intermediate LLC	8,534	03/24/2025	27	169
Incora Top Holdco LLC	115	03/19/2025	97	3
Intelsat SA	26,351	03/07/2022	–	–
Mallinckrodt	7,814	12/19/2023	426	811
MYT Holding LLC	274,755	09/30/2020	254	69
Neiman Marcus Group	620	09/30/2020	–	77
Nine West FKA Premier Brands	92,548	04/05/2019	1,967	146
NMG Parent	5,934	04/22/2025	153	74
Rite Aid	2,996	09/04/2024	–	–
SSB Equipment Company	11,559	09/22/2023	58	–
Preferred Stock
Claire's Stores	986	10/22/2018	976	–
Guitar Center	365	01/08/2021	34	35
MYT Holding LLC	325,766	09/30/2020	313	386
Convertible Bond
Rite Aid	$299	09/04/2024	177	–
Warrants
Guitar Center	3,680	01/08/2021	197	113
Guitar Center	3,681	01/08/2021	132	43
			$37,189	$25,102

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust	171

SCHEDULE OF INVESTMENTS

September 30, 2025

Conservative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER — 47.6%
Consumer Staples — 0.9%
Alimentation Couche-Tard
4.256%, 10/06/2025 (A)	$9,500	$9,493

Energy — 2.6%
NextEra Energy
4.272%, 11/07/2025 (A)	9,500	9,457
Spire
4.409%, 10/20/2025 (A)	7,000	6,983
WEC Energy Group
4.222%, 10/03/2025 (A)	9,500	9,497
		25,937

Financials — 44.1%
Accenture Capital
4.332%, 11/04/2025 (A)	5,000	4,980
Albion Capital
4.055%, 01/20/2026 (A)	5,000	4,936
Alinghi Funding
4.522%, 10/16/2025 (A)(B)	5,000	4,991
ANZ New Zealand International
4.383%, 02/23/2026 (A)(B)	2,500	2,460
4.257%, 10/01/2025 (A)(B)	4,000	3,999
ANZ New Zealand International
4.308%, 07/16/2026 (A)	2,500	2,424
Aquitaine Funding
4.153%, 10/07/2025 (A)	3,000	2,998
Atlantic Asset Securitization
4.480%, 12/02/2025 (A)(B)	3,500	3,475
Australia & New Zealand Banking Group
4.581%, 11/25/2025 (A)(B)	3,000	2,981
Bank of America Securities
4.425%, 07/01/2026 (A)	6,710	6,511
Bank of New York Mellon
4.410%, 03/26/2026 (A)	3,000	3,000
Barclays Capital
4.541%, 10/22/2025 (A)	6,000	5,985
4.355%, 12/09/2025 (A)	9,500	9,423
Bedford Row Funding
4.133%, 10/07/2025 (A)	5,000	4,996
Britannia Funding
4.503%, 10/09/2025 (A)(B)	6,000	5,994
Britannia Funding
4.474%, 11/04/2025 (A)	2,000	1,992
4.470%, 10/28/2025 (A)	2,000	1,993
Canadian Imperial Bank of Commerce
4.538%, 02/12/2026 (A)(B)	1,500	1,477
Chesham Finance
4.150%, 10/01/2025 (A)	4,000	4,000
3.948%, 10/01/2025 (A)	6,000	5,999
3.542%, 10/07/2025 (A)	2,000	1,998
Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
Citigroup Global Markets
4.361%, 02/10/2026 (A)(B)	$5,000	$4,926
Citigroup Global Markets
4.460%, 03/20/2026 (A)	5,000	5,002
Columbia Funding
4.445%, 10/09/2025 (A)(B)	3,726	3,722
Columbia Funding
4.500%, 06/29/2026 (A)	2,500	2,500
4.417%, 01/15/2026 (A)	8,000	7,904
4.405%, 01/12/2026 (A)	4,700	4,645
Concord Minutemen Capital
4.430%, 12/19/2025 (A)	5,500	5,501
Concord Minutemen Capital
4.505%, 12/08/2025 (A)(B)	10,000	9,921
Credit Agricole
4.384%, 02/20/2026 (A)	5,000	4,921
Desjardins
4.016%, 03/05/2026 (A)	4,500	4,423
DNB Bank
4.511%, 11/05/2025 (A)(B)	3,000	2,988
4.403%, 02/12/2026 (A)(B)	5,000	4,926
4.343%, 03/18/2026 (A)(B)	3,000	2,944
DNB Bank
4.349%, 04/16/2026 (A)	3,500	3,425
4.198%, 05/01/2026 (A)	2,500	2,442
DZ Bank
4.203%, 02/06/2026 (A)	10,000	9,856
4.164%, 11/26/2025 (A)	4,500	4,471
Endeavour Funding
4.476%, 01/07/2026 (A)	2,000	1,978
ING US Funding
4.460%, 02/06/2026 (A)	4,000	4,002
Intrepid Funding
4.467%, 04/30/2026 (A)	9,500	9,280
4.420%, 04/24/2026 (A)	7,000	6,842
Ionic Funding
4.422%, 10/10/2025 (A)	3,000	2,996
4.333%, 10/06/2025 (A)	5,000	4,997
Landesbank Baden-Wurttemberg
4.100%, 10/01/2025 (A)	35,000	34,996
Lloyds Bank
4.545%, 10/29/2025 (A)(B)	3,000	2,990
Lloyds Bank
7.958%, 07/01/2026 (A)	2,500	2,427
4.413%, 02/17/2026 (A)	3,000	2,953
4.250%, 02/06/2026 (A)	10,000	9,857
Mackinac Funding
4.279%, 02/06/2026 (A)	4,500	4,435
Mackinac Funding
4.508%, 10/15/2025 (A)(B)	5,000	4,991
4.470%, 11/12/2025 (A)(B)	4,500	4,478
4.455%, 11/19/2025 (A)(B)	5,000	4,971

172	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
Macquarie Bank
4.570%, 02/12/2026 (A)(B)	$4,500	$4,433
4.547%, 11/19/2025 (A)(B)	6,000	5,966
4.419%, 10/24/2025 (A)(B)	7,750	7,729
Macquarie Bank
4.376%, 04/29/2026 (A)	3,000	2,930
4.373%, 04/24/2026 (A)	1,500	1,466
4.231%, 02/27/2026 (A)	2,500	2,458
4.213%, 07/20/2026 (A)	5,000	4,842
4.193%, 04/30/2026 (A)	1,500	1,465
4.145%, 05/20/2026 (A)	3,000	2,924
3.982%, 09/24/2026 (A)	3,000	2,885
Matchpoint Finance
4.381%, 12/04/2025 (A)	5,000	4,963
MetLife Short Term Funding
4.380%, 01/02/2026 (A)(B)	2,500	2,474
MUFG Bank
4.443%, 12/05/2025 (A)	4,500	4,466
4.425%, 03/06/2026 (A)	4,000	3,931
4.049%, 03/10/2026 (A)	5,000	4,911
National Bank of Canada
4.510%, 05/29/2026 (A)	3,000	3,003
National Bank of Canada
4.494%, 01/16/2026 (A)(B)	4,000	3,952
Natixis
4.394%, 02/17/2026 (A)	4,750	4,676
Nedelandse Waterschapsbank
3.415%, 10/06/2025 (A)	10,000	9,993
Nordea Bank
4.349%, 04/16/2026 (A)	4,000	3,914
Nordea Bank
4.365%, 02/20/2026 (A)(B)	5,000	4,922
Old Line Funding
4.168%, 05/18/2026 (A)	5,000	4,876
Pricoa Short Term Funding
4.410%, 12/01/2025 (A)(B)	5,000	5,001
Pure Grove Funding
4.517%, 01/15/2026 (A)(B)	5,000	4,940
Ranger Funding
4.104%, 03/12/2026 (A)	5,000	4,910
Royal Bank of Canada
4.555%, 11/03/2025 (A)(B)	2,000	1,992
4.550%, 11/07/2025 (A)(B)	2,500	2,489
4.403%, 05/27/2026 (A)(B)	2,500	2,436
Sheffield Receivables
4.436%, 11/10/2025 (A)(B)	4,000	3,981
Societe Generale
4.385%, 02/02/2026 (A)	8,000	7,887
Sumitomo Mitsui Trust
4.312%, 02/03/2026 (A)	7,000	6,902
4.231%, 02/19/2026 (A)	10,000	9,843
4.080%, 03/04/2026 (A)	3,000	2,949
Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
Sumitomo Mitsui Trust
4.379%, 11/20/2025 (A)(B)	$3,500	$3,480
Svenska Handelsbanken
4.460%, 09/29/2026 (A)	5,000	5,000
Swedbank
4.360%, 11/26/2025 (A)	2,500	2,501
3.993%, 06/10/2026 (A)	2,500	2,432
Verto Capital Compartment I
4.150%, 10/01/2025 (A)	5,000	4,999
Westpac Banking
4.530%, 04/10/2026 (A)(B)	3,000	3,003
4.420%, 01/02/2026 (A)(B)	3,000	3,001
		444,247
Total Commercial Paper
(Cost $479,483) ($ Thousands)		479,677

CORPORATE OBLIGATION — 0.4%
Consumer Discretionary — 0.4%
Jets Stadium Development
4.550%, 04/01/2047 (B)(C)	3,800	3,800

Total Corporate Obligation
(Cost $3,800) ($ Thousands)		3,800

U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Bills
0.000%, 10/30/2025 (D)	3,000	2,990

Total U.S. Treasury Obligation
(Cost $2,990) ($ Thousands)		2,990

CERTIFICATES OF DEPOSIT — 28.6%
Banco Santander
4.460%, 11/06/2025	$4,500	4,501
4.280%, 02/09/2026	5,000	5,004
4.270%, 02/11/2026	6,000	6,000
Bank of America
4.500%, 01/02/2026	2,000	2,000
4.420%, 11/05/2025	3,000	3,000
Bank of Montreal
4.560%, 11/10/2025	2,000	2,000
4.500%, 01/26/2026	3,500	3,503
4.420%, 02/20/2026	2,500	2,501
Bank of Nova Scotia
4.370%, 03/06/2026 (B)	3,000	3,001
Barclays Bank
4.600%, 04/21/2026	5,000	5,005
Bay Square Funding
4.540%, 10/10/2025	5,000	5,000

SEI Institutional Managed Trust	173

SCHEDULE OF INVESTMENTS

September 30, 2025

Conservative Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CERTIFICATES OF DEPOSIT (continued)
BNP Paribas
4.460%, 11/21/2025	$4,000	$4,002
4.400%, 11/06/2025	3,000	3,000
Canadian Imperial Bank of Commerce
4.600%, 05/21/2026	4,000	4,007
4.590%, 05/15/2026	2,500	2,504
4.510%, 12/22/2025	3,200	3,202
4.500%, 10/09/2025	2,000	2,000
4.490%, 01/23/2026	5,000	5,004
4.400%, 02/09/2026	3,000	3,003
4.160%, 08/12/2026	5,000	5,007
Citibank
4.480%, 01/21/2026	1,000	1,000
4.480%, 02/25/2026	1,000	1,000
Cooperatieve Rabobank
4.390%, 04/08/2026	2,500	2,501
Coöperatieve Rabobank
4.350%, 03/06/2026	3,000	3,001
Credit Agricole Corporate and Investment Bank
4.450%, 11/21/2025	5,000	5,003
4.410%, 11/07/2025	5,000	5,001
Falcon Asset Funding
4.410%, 02/04/2026	5,000	5,001
HSBC Bank
4.440%, 01/28/2026 (B)	6,800	6,803
HSBC Bank USA
4.480%, 07/10/2026	2,000	2,001
ING US Funding
4.500%, 10/24/2025	4,000	4,001
Korea Development Bank
4.500%, 10/24/2025	8,500	8,501
4.430%, 11/13/2025	9,500	9,502
Lloyds Bank
4.410%, 05/15/2026	4,695	4,704
Mitsubishi UFJ Trust & Banking
4.450%, 12/03/2025	5,000	5,002
Mizuho Bank
4.500%, 02/18/2026	3,000	3,002
4.460%, 11/12/2025	2,000	2,001
4.450%, 01/09/2026	5,000	5,000
4.310%, 02/17/2026	4,000	4,002
MUFG Bank
4.360%, 10/14/2025	3,000	3,000
4.020%, 04/15/2026	7,000	6,999
National Australia Bank
4.390%, 03/24/2026	7,500	7,502
Natixis
4.430%, 11/05/2025	3,000	3,001
Nordea Bank
4.390%, 04/14/2026	3,000	3,001
4.380%, 03/17/2026	3,000	3,001
3.970%, 03/27/2026	5,000	5,000
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CERTIFICATES OF DEPOSIT (continued)
Rabobk
4.430%, 02/10/2026	$4,500	$4,504
Royal Bank of Canada
4.500%, 10/07/2025	1,000	1,000
4.440%, 12/12/2025	4,000	4,002
4.350%, 04/16/2026	5,000	5,008
4.210%, 03/12/2026	3,500	3,502
4.100%, 08/14/2026	3,000	3,004
Skandinaviska Enskilda Banken
4.530%, 04/28/2026 (B)	5,000	5,005
Standard Chartered Bank
4.670%, 02/12/2026	2,000	2,003
4.600%, 01/15/2026	3,250	3,253
4.420%, 03/03/2026	5,000	5,005
State Street Bank & Trust
4.480%, 11/12/2025	3,000	3,001
Sumitomo Mitsui Banking
4.450%, 03/06/2026	4,500	4,500
4.430%, 03/04/2026	4,000	4,005
4.390%, 10/01/2025	5,000	5,000
4.390%, 12/11/2025	4,500	4,501
Sumitomo Mitsui Trust
4.440%, 10/30/2025	10,000	10,002
4.360%, 01/14/2026	8,000	8,002
Svenska Handelsbanken
4.420%, 02/20/2026	3,000	3,001
Swedbank
4.430%, 04/13/2026	2,500	2,501
Toronto-Dominion Bank
4.610%, 04/28/2026	2,000	2,002
4.500%, 10/07/2025	1,000	1,000
UBS
4.778%, 04/14/2026	2,500	2,502
Wells Fargo Bank
4.440%, 05/28/2026	3,000	3,001
Westpac Banking
4.480%, 04/30/2026 (B)	3,750	3,753
Westpac Banking
4.410%, 10/20/2025	4,500	4,500
4.360%, 03/04/2026	4,000	4,003
4.350%, 03/12/2026	4,500	4,501
Total Certificates of Deposit
(Cost $287,695) ($ Thousands)		287,835

174	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
REPURCHASE AGREEMENTS(E) — 23.0%
Bank of America Securities 4.210%, dated 09/30/2025, to be repurchased on 10/01/2025, repurchase price $50,005,847 (collateralized by GNMA obligations, ranging in par value $3,896 - $64,970,752, 4.500% - 6.500%, 08/20/2052 – 09/20/2055; with total market $51,006,343)
	$50,000	$50,000
Goldman Sachs & Co 4.210%, dated 09/30/2025, to be repurchased on 10/01/2025, repurchase price $70,008,186 (collateralized by GNMA obligations, ranging in par value $38,000 - $144,088,883, 3.00% - 6.500%, 06/14/2043 – 07/20/2055; with total market value $71,407,668)
	70,000	70,000
TD Securities 4.220%, dated 09/30/2025, to be repurchased on 10/01/2025, repurchase price $111,013,012 (collateralized by U.S.Treasury obligations, ranging in par value $19,849,200 - $91,822,500, 4.125% - 4.500%, 07/15/2026 – 02/28/2027; with total market value $113,233,726)
	111,000	111,000

Total Repurchase Agreements
(Cost $231,000) ($ Thousands)		231,000

Total Investments in Securities — 99.9%
(Cost $1,004,968) ($ Thousands)		$1,005,302

Percentages are based on Net Assets of $1,005,855 ($ Thousands).

(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On September 30, 2025, the value of these securities amounted to $154,395 ($ Thousands), representing 15.3% of the Net Assets of the Fund.
(C)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(D)	Zero coupon security.
(E)	Tri-Party Repurchase Agreement.

As of September 30, 2025, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.
The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust	175

SCHEDULE OF INVESTMENTS

September 30, 2025

Tax-Free Conservative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 87.5%
Arizona — 2.3%
Buckeye, Excise Tax Revenue, RB
5.000%, 07/01/2026	$350	$356
Glendale, Water & Sewer Revenue, RB
5.000%, 07/01/2026	1,125	1,146
Mesa, Utility System Revenue, RB, AG
5.000%, 07/01/2026	1,500	1,527
Yavapai County, Industrial Development Authority, Drake Cement Project, Ser A, RB
3.000%, 09/01/2035 (A)(B)	1,500	1,500
		4,529

Colorado — 4.0%
Colorado Springs, Utilities System Revenue, Sub-Ser B-REMK, RB
2.670%, 11/01/2036 (A)	2,300	2,300
Colorado State, Health Facilities Authority, Intermountain Healthcare, Ser S, RB
2.950%, 05/15/2062 (A)	4,500	4,500
Durango, School District No. 9-R, GO
5.000%, 11/01/2025	1,250	1,252
		8,052

Connecticut — 0.7%
Connecticut State, Housing Finance Authority, Mortgage Finance Program, Sub-Ser B-4, RB, GNMA/FNMA/FHLMC
2.650%, 11/15/2046 (A)	1,405	1,405

District of Columbia — 1.1%
District of Columbia Water & Sewer Authority, Sub-Ser C-2, RB
1.950%, 10/01/2060 (A)	100	100
District of Columbia, Income Tax Revenue, Ser A, RB
5.000%, 06/01/2026	2,000	2,034
Tender Option Bond Trust Receipts, Ser 2019-XG0267, RB
3.000%, 10/01/2053 (A)(B)(C)	95	95
		2,229

Florida — 8.3%
Gainesville, Utilities System Revenue, Ser B-REMK, RB
1.950%, 10/01/2042 (A)	6,290	6,290
Lucie County, Florida Power & Light Project, Ser R, RB
3.200%, 09/01/2028 (A)	7,100	7,100
School Board of Miami-Dade County, GO
4.000%, 01/07/2026	3,200	3,211
		16,601
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois — 4.3%
Cook County, Community Consolidated School District No. 64, Park Ridge-Niles, GO
5.000%, 12/01/2025	$1,235	$1,240
DuPage County, Forest Preserve District, GO
5.000%, 11/01/2025	1,300	1,302
Illinois Finance Authority, RB
2.870%, 08/15/2052 (A)	3,000	3,000
Illinois State, Finance Authority, Advocate Health Care Network, Sub-Ser C-1, RB
2.650%, 11/01/2038 (A)	3,000	3,000
		8,542

Indiana — 0.9%
Tender Option Bond Trust Receipts, Ser 2016-XL0019, RB
3.100%, 04/01/2030 (A)(C)	1,770	1,770

Iowa — 4.5%
Iowa State, Finance Authority, Disaster Area Economic Development, CJ Bio America Project, RB
3.210%, 12/01/2041 (A)(B)(C)	7,500	7,500
Iowa State, Finance Authority, Pollution Control Facilities, MidAmerican Energy Project, RB
3.000%, 09/01/2036 (A)	1,600	1,600
		9,100

Kentucky — 0.4%
Kentucky State, Public Energy Authority, Gas Supply, Ser A, RB
5.000%, 12/01/2025	825	827

Louisiana — 0.7%
Saint James Parish, Nucor Steel Louisiana LLC Project, Ser 2010A-1, RB
3.180%, 11/01/2040 (A)	1,500	1,500

Maryland — 0.5%
Maryland State, Community Development Administration, Department of Housing and Community Development, Crusader Arms Apartments Project, Ser D, RB
2.990%, 02/01/2041 (A)	1,070	1,070

Michigan — 3.7%
Karegnondi, Water Authority, Pipeline, RB, BAM
5.000%, 11/01/2025	1,185	1,187
Michigan Finance Authority, Ser A-2, RB
5.000%, 08/20/2026 (B)	1,200	1,224

176	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Warren, Consolidated Schools District, Ser II, GO, Q-SBLF
5.000%, 05/01/2026	$2,150	$2,180
Waterford, School District, GO, Q-SBLF
5.000%, 05/01/2026	2,800	2,837
		7,428

Mississippi — 2.8%
Mississippi State, Business Finance, Chevron USA Project, Ser F, RB
2.950%, 12/01/2030 (A)	1,200	1,200
Mississippi State, Business Finance, Chevron USA Project, Ser G, RB
2.000%, 11/01/2035 (A)	4,530	4,530
		5,730

Missouri — 5.6%
Kansas City, Special Obligation, H Roe Bartle Project, Ser E, RB
2.990%, 04/15/2034 (A)(B)	4,100	4,100
RBC Municipal Products Trust, Ser C-16, RB
3.000%, 09/01/2039 (A)(B)(C)	3,500	3,500
Tender Option Bond Trust Receipts, Ser 2025-YX1436, RB
2.980%, 01/01/2048 (A)(C)	3,730	3,730
		11,330

New Hampshire — 0.3%
New Hampshire State, Ser A, GO
5.000%, 04/01/2026	540	547

New Jersey — 5.7%
Borough of Oradell New Jersey, GO
4.000%, 07/21/2026	700	705
Essex County, Improvement Authority, Family Court Building Project, RB
5.000%, 03/17/2026	650	657
Manasquan, GO
4.000%, 10/01/2025	800	800
Maplewood, GO
4.000%, 10/07/2025	1,300	1,300
Pompton Lakes, GO
4.000%, 06/05/2026	700	705
Wanaque, GO
4.000%, 12/18/2025	7,328	7,344
		11,511

New Mexico — 0.3%
New Mexico State, Mortgage Finance Authority, Santa Fe Apartments & Sangre de Christo Project, RB, FHA
3.730%, 02/01/2042 (A)	640	640
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York — 7.3%
Honeoye Falls-Lima, Central School District, GO
4.000%, 06/25/2026	$1,000	$1,009
Metropolitan New York, Transportation Authority, Ser B-REMK, RB
2.000%, 11/15/2046 (A)(B)	2,500	2,500
New York City Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser, RB
1.950%, 08/01/2045 (A)	2,700	2,700
New York City, Housing Development Authority, Ser E, RB
3.300%, 05/01/2055 (A)	950	950
New York City, Sub-Ser D-4, GO
2.050%, 08/01/2040 (A)(B)	4,965	4,965
New York State, Housing Finance Agency, 435 East 13th Street, Ser A, RB
3.200%, 11/01/2050 (A)(B)	2,500	2,500
		14,624

North Carolina — 1.8%
North Carolina State, RB
5.000%, 03/01/2026	3,500	3,536

Ohio — 1.7%
Franklin County, Hospital Improvement, Nationwide Children's Hospital Project, RB
2.700%, 11/01/2045 (A)	1,400	1,400
Hamilton, GO
4.000%, 12/17/2025	920	922
Miamisburg, Recreational Facilities Improvement, GO
3.750%, 02/10/2026	600	601
Ohio State University, RB
3.150%, 06/01/2043 (A)	475	475
		3,398

Oregon — 1.5%
Clackamas & Washington Counties, School District No. 3, GO
5.000%, 06/15/2026	3,000	3,050

Pennsylvania — 4.3%
Pennsylvania State, Higher Educational Facilities Authority, Thomas Jefferson University, RB
2.150%, 11/01/2061 (A)(B)	4,600	4,600
Pennsylvania State, Housing Finance Agency, Ser 149A, RB
5.000%, 04/01/2026	250	253

SEI Institutional Managed Trust	177

SCHEDULE OF INVESTMENTS

September 30, 2025

Tax-Free Conservative Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Sports & Exhibition Authority of Pittsburgh & Allegheny County, Ser A, RB, AG
2.950%, 11/01/2038 (A)	$3,800	$3,800
		8,653

South Carolina — 3.6%
South Carolina State, Jobs-Economic Development Authority, Silver Station Apartment Homes Project, RB, FHLB
2.950%, 03/01/2063 (A)(B)	3,000	3,000
South Carolina State, Public Service Authority, Ser A, RB
3.100%, 01/01/2036 (A)(B)	3,900	3,900
Tender Option Bond Trust Receipts, Ser 2022-XG0398, RB, BAM
3.070%, 12/01/2055 (A)(C)	400	400
		7,300

South Dakota — 3.0%
South Dakota State, Housing Development Authority, RB
3.000%, 11/01/2046 (A)	3,310	3,310
South Dakota State, Housing Development Authority, Ser A, RB
3.000%, 11/01/2062 (A)	2,745	2,745
		6,055

Texas — 8.6%
Allen, Independent School District, GO, PSF-GTD
5.000%, 02/15/2026	315	318
Conroe, Independent School District, GO, PSF-GTD
5.000%, 02/15/2026	375	378
Harris County, Cultural Education Facilities Finance, Memorial Hermann Health System, RB
2.750%, 07/01/2054 (A)	3,000	3,000
Harris County, Cultural Education Facilities Finance, RB
2.800%, 12/01/2039 (A)	900	900
Houston, Combined Utility System, Ser C-, RB
2.870%, 05/15/2034 (A)	900	900
Houston, Independent School District, GO, PSF-GTD
5.000%, 02/15/2026	1,375	1,387
Leander, Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/15/2026	1,250	1,261
Plano, Independent School District, GO, PSF-GTD
5.000%, 02/15/2026	1,500	1,513
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
State of Texas, Ser D-REMK, GO
2.700%, 06/01/2045 (A)	$3,600	$3,600
Texas State, Veterans Bonds, Ser B, GO
3.300%, 12/01/2042 (A)	1,750	1,750
Texas Water Development Board, RB
5.000%, 10/15/2026	1,200	1,231
University of North Texas, Ser A, RB
5.000%, 04/15/2026	1,000	1,013
		17,251

Utah — 0.9%
Utah State, Water Finance Agency, Ser B-2- REMK, RB
3.050%, 10/01/2035 (A)	1,855	1,855

Virginia — 2.8%
Fairfax County, Industrial Development Authority, Inova Health System Project, RB
2.990%, 05/15/2042 (A)	1,955	1,955
Loudoun County Economic Development Authority, RB
3.200%, 06/01/2043 (A)	1,500	1,500
Loudoun County, Economic Development Authority, Howard Hughes Medical Institute, Ser B, RB
2.750%, 02/15/2038 (A)	2,100	2,100
		5,555

Washington — 1.7%
King & Snohomish Counties School District No. 417 Northshore, GO, SCH BD GTY
5.000%, 12/01/2026	1,875	1,929
Washington State, Housing Finance Commission, Ser VR, RB
2.950%, 12/01/2046 (A)	1,585	1,585
		3,514

West Virginia — 0.4%
West Virginia State, Hospital Finance Authority, West Virginia University, RB
2.960%, 06/01/2034 (A)(B)	880	880

Wisconsin — 3.2%
Janesville, School District, Ser B, GO
5.000%, 03/01/2026	950	959
Port Washington-Saukville, School District, GO
5.000%, 04/01/2026	200	202
Wisconsin Health & Educational Facilities Authority, RB
2.970%, 08/15/2055 (A)(B)	1,250	1,250

178	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
2.950%, 03/01/2041 (A)	$2,520	$2,520
Wisconsin State, Housing & Economic Development Authority, Ser C, RB, FNMA
2.950%, 03/01/2038 (A)	1,400	1,400
		6,331

Wyoming — 0.6%
Wyoming State, Community Development Authority, Ser 4, RB
2.980%, 12/01/2048 (A)	1,110	1,110

Total Municipal Bonds
(Cost $175,852) ($ Thousands)		175,923

TAX-EXEMPT COMMERCIAL PAPER — 13.5%
Austin
2.700%, 12/03/2025	3,000	3,000
Dallas-Fort Worth, International Airport Revenue
2.800%, 10/23/2025	1,300	1,300
El Paso, Water & Sewer Revenue
2.880%, 12/04/2025	1,000	1,000
Lincoln, Electric System Revenue
2.700%, 10/02/2025	5,000	5,000
Massachusetts Bay, Transportation Authority
2.900%, 10/10/2025	4,150	4,150
2.900%, 10/10/2025	1,300	1,300
Massachusetts State, Water Resources Authority
2.710%, 11/04/2025	3,000	3,000
Texas A&M
2.600%, 01/28/2026	2,500	2,500
University of Texas
2.980%, 10/21/2025	3,000	3,001
2.880%, 10/21/2025	3,000	3,000

Total Tax-Exempt Commercial Paper
(Cost $27,250) ($ Thousands)		27,251

Total Investments in Securities — 101.0%
(Cost $203,102) ($ Thousands)		$203,174
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Securities are held in connection with a letter of credit issued by a major bank.
(C)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On September 30, 2025, the value of these securities amounted to $16,995 ($ Thousands), representing 8.5% of the Net Assets of the Fund.

As of September 30, 2025, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Percentages are based on Net Assets of $201,099 ($ Thousands).

SEI Institutional Managed Trust	179

SCHEDULE OF INVESTMENTS

September 30, 2025

Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 99.4%
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	$9,658	$10,558
3.625%, 04/15/2028	8,365	8,898
2.500%, 01/15/2029	7,571	7,911
2.375%, 01/15/2027	8,690	8,843
2.375%, 10/15/2028	22,568	23,507
2.125%, 04/15/2029	23,434	24,188
1.750%, 01/15/2028	8,174	8,308
1.625%, 10/15/2027	22,202	22,558
1.625%, 10/15/2029	24,338	24,820
1.625%, 04/15/2030	25,202	25,588
1.250%, 04/15/2028	21,904	21,988
0.875%, 01/15/2029	14,960	14,845
0.750%, 07/15/2028	17,361	17,281
0.500%, 01/15/2028	20,018	19,785
0.375%, 01/15/2027	17,693	17,555
0.375%, 07/15/2027	19,656	19,522
0.250%, 07/15/2029	18,064	17,521
0.125%, 10/15/2026	21,634	21,515
0.125%, 04/15/2027	22,134	21,827
0.125%, 01/15/2030	20,381	19,456
0.125%, 07/15/2030	22,423	21,318

Total U.S. Treasury Obligations
(Cost $370,945) ($ Thousands)		377,792
Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.2%
SEI Daily Income Trust, Government Fund, Institutional Class
4.040%**†	844,044	$844
Total Cash Equivalent
(Cost $844) ($ Thousands)		844

Total Investments in Securities — 99.6%
(Cost $371,789) ($ Thousands)		$378,636

Percentages are based on Net Assets of $380,186 ($ Thousands).

**	The rate reported is the 7-day effective yield as of September 30, 2025.
†	Investment in Affiliated Security (see Note 6).

The following is a summary of the level of inputs used as of September 30, 2025, in valuing the Fund's investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	377,792	–	377,792
Cash Equivalent	844	–	–	844
Total Investments in Securities	844	377,792	–	378,636

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended September 30, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$419	$30,397	$(29,972)	$—	$—	$844	$51	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

180	SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2025

Dynamic Asset Allocation Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 73.0%

Communication Services — 7.4%
Alphabet Inc, Cl A	61,724	$15,005
Alphabet Inc, Cl C	49,576	12,074
AT&T Inc	76,018	2,147
Charter Communications Inc, Cl A *	1,009	278
Comcast Corp, Cl A	39,041	1,227
Electronic Arts Inc	2,422	489
Fox Corp, Cl A	2,206	139
Fox Corp, Cl B	1,312	75
Interpublic Group of Cos Inc/The	4,265	119
Live Nation Entertainment Inc *	1,698	277
Match Group Inc	2,533	89
Meta Platforms Inc, Cl A	23,020	16,905
Netflix Inc *	4,511	5,408
News Corp, Cl A	3,940	121
News Corp, Cl B	1,517	52
Omnicom Group Inc	1,997	163
Paramount Skydance Corp, Cl B	2,646	50
Take-Two Interactive Software Inc, Cl A *	1,876	485
TKO Group Holdings Inc, Cl A	692	140
T-Mobile US Inc	5,111	1,224
Trade Desk Inc/The, Cl A *	4,678	229
Verizon Communications Inc	44,641	1,962
Walt Disney Co/The	19,097	2,187
Warner Bros Discovery Inc *	26,492	517
		61,362
Consumer Discretionary — 7.7%
Airbnb Inc, Cl A *	4,601	559
Amazon.com Inc, Cl A *	102,993	22,614
Aptiv PLC *	2,288	197
AutoZone Inc *	179	768
Best Buy Co Inc	1,994	151
Booking Holdings Inc	343	1,852
CarMax Inc *	1,589	71
Carnival Corp *	11,377	329
Chipotle Mexican Grill Inc, Cl A *	14,366	563
Darden Restaurants Inc	1,243	237
Deckers Outdoor Corp *	1,562	158
Domino's Pizza Inc	336	145
DoorDash Inc, Cl A *	3,961	1,077
DR Horton Inc	2,942	499
eBay Inc	4,926	448
Expedia Group Inc	1,294	277
Ford Motor Co	42,100	503
Garmin Ltd	1,700	419
General Motors Co	9,964	607
Genuine Parts Co	1,510	209
Hasbro Inc	1,471	112
Hilton Worldwide Holdings Inc	2,468	640
Home Depot Inc/The	10,554	4,276
Las Vegas Sands Corp	3,377	182
Lennar Corp, Cl A	2,542	320
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
LKQ Corp	2,962	$90
Lowe's Cos Inc	5,933	1,491
Lululemon Athletica Inc *	1,162	207
Marriott International Inc/MD, Cl A	2,425	632
McDonald's Corp	7,559	2,297
MGM Resorts International *	1,940	67
Mohawk Industries Inc *	420	54
NIKE Inc, Cl B	12,558	876
Norwegian Cruise Line Holdings Ltd *	5,071	125
NVR Inc *	32	257
O'Reilly Automotive Inc *	8,912	961
Pool Corp	355	110
PulteGroup Inc	2,113	279
Ralph Lauren Corp, Cl A	410	129
Ross Stores Inc	3,500	533
Royal Caribbean Cruises Ltd	2,687	869
Starbucks Corp	12,020	1,017
Tapestry Inc	2,276	258
Tesla Inc *	29,781	13,244
TJX Cos Inc/The	11,822	1,709
Tractor Supply Co	5,641	321
Ulta Beauty Inc *	479	262
Williams-Sonoma Inc	1,271	248
Wynn Resorts Ltd	932	120
Yum! Brands Inc	2,987	454
		63,823
Consumer Staples — 3.6%
Altria Group Inc	17,864	1,180
Archer-Daniels-Midland Co	5,237	313
Brown-Forman Corp, Cl B	1,560	42
Bunge Global SA	1,598	130
Campbell Soup Co	2,204	70
Church & Dwight Co Inc	2,588	227
Clorox Co/The	1,277	157
Coca-Cola Co/The	41,166	2,730
Colgate-Palmolive Co	8,533	682
Conagra Brands Inc	4,856	89
Constellation Brands Inc, Cl A	1,544	208
Costco Wholesale Corp	4,702	4,352
Dollar General Corp	2,314	239
Dollar Tree Inc *	2,083	197
Estee Lauder Cos Inc/The, Cl A	2,556	225
General Mills Inc	5,727	289
Hershey Co/The	1,561	292
Hormel Foods Corp	3,048	75
J M Smucker Co/The	1,159	126
Kellanova	2,657	218
Kenvue Inc	20,520	333
Keurig Dr Pepper Inc	14,443	368
Kimberly-Clark Corp	3,522	438
Kraft Heinz Co/The	9,091	237
Kroger Co/The	6,510	439
Lamb Weston Holdings Inc	1,612	94

SEI Institutional Managed Trust	181

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2025

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
McCormick & Co Inc/MD	2,708	$181
Molson Coors Beverage Co, Cl B	1,988	90
Mondelez International Inc, Cl A	13,647	852
Monster Beverage Corp *	7,465	502
PepsiCo Inc	14,526	2,040
Philip Morris International Inc	16,521	2,680
Procter & Gamble Co/The	24,860	3,820
Sysco Corp	5,139	423
Target Corp, Cl A	4,830	433
Tyson Foods Inc, Cl A	3,108	169
Walmart Inc	46,580	4,801
		29,741
Energy — 2.1%
APA Corp	3,945	96
Baker Hughes Co, Cl A	10,305	502
Chesapeake Energy Corp	2,467	262
Chevron Corp	20,407	3,169
ConocoPhillips	13,217	1,250
Coterra Energy Inc	7,866	186
Devon Energy Corp	7,031	247
Diamondback Energy Inc, Cl A	2,058	294
EOG Resources Inc	5,829	654
EQT Corp	6,331	345
Exxon Mobil Corp	45,212	5,098
Halliburton Co	8,998	221
Kinder Morgan Inc	20,635	584
Marathon Petroleum Corp	3,275	631
Occidental Petroleum Corp	7,699	364
ONEOK Inc	6,648	485
Phillips 66	4,345	591
Schlumberger NV, Cl A	15,998	550
Targa Resources Corp	2,329	390
Texas Pacific Land Corp	197	184
Valero Energy Corp	3,333	567
Williams Cos Inc/The	13,096	830
		17,500
Financials — 9.9%
Aflac Inc	5,183	579
Allstate Corp/The	2,783	597
American Express Co	5,755	1,912
American International Group Inc	5,897	463
Ameriprise Financial Inc	1,014	498
Aon PLC, Cl A	2,268	809
Apollo Global Management Inc	4,839	645
Arch Capital Group Ltd	3,921	356
Arthur J Gallagher & Co	2,751	852
Assurant Inc	519	112
Bank of America Corp	72,421	3,736
Bank of New York Mellon Corp/The	7,674	836
Berkshire Hathaway Inc, Cl B *	19,489	9,798
BlackRock Funding Inc	1,541	1,797
Blackstone Inc, Cl A	7,877	1,346
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Block Inc, Cl A *	5,746	$415
Brown & Brown Inc	3,145	295
Capital One Financial Corp	6,832	1,452
Cboe Global Markets Inc	1,102	270
Charles Schwab Corp/The	18,289	1,746
Chubb Ltd	3,907	1,103
Cincinnati Financial Corp	1,644	260
Citigroup Inc	19,523	1,982
Citizens Financial Group Inc	4,807	256
CME Group Inc, Cl A	3,882	1,049
Coinbase Global Inc, Cl A *	2,420	817
Corpay Inc *	741	213
Erie Indemnity Co, Cl A	262	83
Everest Group Ltd	441	154
FactSet Research Systems Inc	429	123
Fidelity National Information Services Inc, Cl B	5,583	368
Fifth Third Bancorp	7,348	327
Fiserv Inc, Cl A *	5,817	750
Franklin Resources Inc	3,229	75
Global Payments Inc	2,430	202
Globe Life Inc	836	120
Goldman Sachs Group Inc/The	3,239	2,579
Hartford Financial Services Group Inc/The	3,014	402
Huntington Bancshares Inc/OH	15,353	265
Interactive Brokers Group Inc, Cl A	4,751	327
Intercontinental Exchange Inc	6,183	1,042
Invesco Ltd	4,639	106
Jack Henry & Associates Inc	812	121
JPMorgan Chase & Co	29,200	9,211
KeyCorp	9,655	180
KKR & Co Inc	7,291	947
Loews Corp	1,813	182
M&T Bank Corp	1,699	336
Marsh & McLennan Cos Inc	5,152	1,038
Mastercard Inc, Cl A	8,773	4,990
MetLife Inc	5,998	494
Moody's Corp	1,662	792
Morgan Stanley	12,982	2,064
MSCI Inc, Cl A	823	467
Nasdaq Inc, Cl A	4,573	405
Northern Trust Corp	2,049	276
PayPal Holdings Inc *	10,130	679
PNC Financial Services Group Inc/The	4,160	836
Principal Financial Group Inc, Cl A	2,232	185
Progressive Corp/The	6,211	1,534
Prudential Financial Inc	3,728	387
Raymond James Financial Inc	2,000	345
Regions Financial Corp	9,344	246
Robinhood Markets Inc, Cl A *	8,282	1,186
S&P Global Inc	3,360	1,635
Synchrony Financial	4,021	286
T Rowe Price Group Inc	2,288	235

182	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Travelers Cos Inc/The	2,418	$675
Truist Financial Corp	13,972	639
US Bancorp	16,715	808
Visa Inc, Cl A	18,054	6,163
W R Berkley Corp	3,137	240
Wells Fargo & Co	34,065	2,855
Willis Towers Watson PLC	1,053	364
		81,918
Health Care — 6.5%
Abbott Laboratories	18,463	2,473
AbbVie Inc	18,748	4,341
Agilent Technologies Inc	2,971	381
Align Technology Inc *	733	92
Amgen Inc, Cl A	5,705	1,610
Baxter International Inc	5,440	124
Becton Dickinson & Co	3,055	572
Biogen Inc *	1,491	209
Bio-Techne Corp	1,827	102
Boston Scientific Corp *	15,687	1,531
Bristol-Myers Squibb Co	21,784	982
Cardinal Health Inc	2,529	397
Cencora Inc, Cl A	2,015	630
Centene Corp *	5,005	179
Charles River Laboratories International Inc *	512	80
Cigna Group/The	2,808	809
Cooper Cos Inc/The *	2,151	147
CVS Health Corp	13,353	1,007
Danaher Corp, Cl A	6,734	1,335
DaVita Inc *	404	54
Dexcom Inc *	4,291	289
Edwards Lifesciences Corp, Cl A *	6,243	485
Elevance Health Inc	2,407	778
Eli Lilly & Co	8,435	6,436
GE HealthCare Technologies Inc	4,894	367
Gilead Sciences Inc	13,175	1,462
HCA Healthcare Inc	1,753	747
Henry Schein Inc *	1,109	74
Hologic Inc *	2,244	151
Humana Inc	1,280	333
IDEXX Laboratories Inc *	857	547
Incyte Corp *	1,660	141
Insulet Corp *	756	233
Intuitive Surgical Inc *	3,798	1,699
IQVIA Holdings Inc *	1,738	330
Johnson & Johnson	25,558	4,739
Labcorp Holdings Inc	898	258
McKesson Corp	1,323	1,022
Medtronic PLC	13,558	1,291
Merck & Co Inc	26,470	2,222
Mettler-Toledo International Inc *	222	272
Moderna Inc *	3,916	101
Molina Healthcare Inc *	589	113
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Pfizer Inc	60,191	$1,534
Quest Diagnostics Inc	1,169	223
Regeneron Pharmaceuticals Inc	1,088	612
ResMed Inc	1,574	431
Revvity Inc	1,262	111
Solventum Corp *	1,506	110
STERIS PLC	1,042	258
Stryker Corp	3,640	1,346
Thermo Fisher Scientific Inc	4,013	1,946
UnitedHealth Group Inc	9,608	3,318
Universal Health Services Inc, Cl B	634	130
Vertex Pharmaceuticals Inc *	2,750	1,077
Viatris Inc, Cl W	12,581	124
Waters Corp *	621	186
West Pharmaceutical Services Inc	750	197
Zimmer Biomet Holdings Inc	2,116	208
Zoetis Inc, Cl A	4,755	696
		53,652
Industrials — 6.0%
3M Co	5,669	880
A O Smith Corp	1,091	80
Allegion PLC	892	158
AMETEK Inc	2,484	467
Automatic Data Processing Inc	4,280	1,256
Axon Enterprise Inc *	840	603
Boeing Co/The *	8,021	1,731
Broadridge Financial Solutions Inc	1,218	290
Builders FirstSource Inc *	1,147	139
Carrier Global Corp	8,493	507
Caterpillar Inc, Cl A	4,978	2,375
CH Robinson Worldwide Inc	1,272	168
Cintas Corp	3,595	738
Copart Inc *	9,344	420
CSX Corp	19,590	696
Cummins Inc	1,468	620
Dayforce Inc *	1,658	114
Deere & Co	2,681	1,226
Delta Air Lines Inc, Cl A	6,802	386
Dover Corp	1,431	239
Eaton Corp PLC	4,131	1,546
EMCOR Group Inc	479	311
Emerson Electric Co	6,045	793
Equifax Inc	1,308	336
Expeditors International of Washington Inc	1,425	175
Fastenal Co, Cl A	12,232	600
FedEx Corp	2,348	554
Fortive Corp	3,536	173
GE Vernova Inc	2,894	1,780
Generac Holdings Inc *	620	104
General Dynamics Corp	2,704	922
General Electric Co	11,259	3,387
Honeywell International Inc	6,748	1,421
Howmet Aerospace Inc	4,242	832

SEI Institutional Managed Trust	183

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2025

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Hubbell Inc, Cl B	542	$233
Huntington Ingalls Industries Inc, Cl A	439	126
IDEX Corp	847	138
Illinois Tool Works Inc	2,834	739
Ingersoll Rand Inc	3,870	320
Jacobs Solutions Inc	1,253	188
JB Hunt Transport Services Inc	830	111
Johnson Controls International PLC	6,892	758
L3Harris Technologies Inc	1,991	608
Leidos Holdings Inc	1,375	260
Lennox International Inc	346	183
Lockheed Martin Corp	2,161	1,079
Masco Corp	2,151	151
Nordson Corp	625	142
Norfolk Southern Corp	2,356	708
Northrop Grumman Corp	1,416	863
Old Dominion Freight Line Inc, Cl A	2,026	285
Otis Worldwide Corp	4,181	382
PACCAR Inc	5,592	550
Parker-Hannifin Corp, Cl A	1,351	1,024
Paychex Inc	3,409	432
Paycom Software Inc	555	116
Pentair PLC	1,789	198
Quanta Services Inc	1,581	655
Republic Services Inc	2,162	496
Rockwell Automation Inc	1,212	424
Rollins Inc	3,037	178
RTX Corp	14,226	2,380
Snap-on Inc	545	189
Southwest Airlines Co, Cl A	5,581	178
Stanley Black & Decker Inc	1,544	115
Textron Inc	1,952	165
Trane Technologies PLC	2,358	995
TransDigm Group Inc	604	796
Uber Technologies Inc *	22,129	2,168
Union Pacific Corp	6,247	1,477
United Airlines Holdings Inc *	3,417	330
United Parcel Service Inc, Cl B	7,797	651
United Rentals Inc	675	644
Veralto Corp	2,613	279
Verisk Analytics Inc, Cl A	1,484	373
Waste Management Inc	3,894	860
Westinghouse Air Brake Technologies Corp	1,879	377
WW Grainger Inc	465	443
Xylem Inc/NY	2,559	377
		50,171
Information Technology — 25.4%
Accenture PLC, Cl A	6,574	1,621
Adobe Inc *	4,489	1,583
Advanced Micro Devices Inc *	17,215	2,785
Akamai Technologies Inc *	1,553	118
Amphenol Corp, Cl A	12,968	1,605
Analog Devices Inc	5,243	1,288
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Apple Inc	157,509	$40,107
Applied Materials Inc	8,499	1,740
AppLovin Corp, Cl A *	2,869	2,061
Arista Networks Inc *	10,904	1,589
Autodesk Inc, Cl A *	2,285	726
Broadcom Inc	49,921	16,469
Cadence Design Systems Inc *	2,888	1,014
CDW Corp/DE	1,438	229
Cisco Systems Inc	42,204	2,888
Cognizant Technology Solutions Corp, Cl A	5,252	352
Corning Inc, Cl B	8,271	678
Crowdstrike Holdings Inc, Cl A *	2,628	1,289
Datadog Inc, Cl A *	3,400	484
Dell Technologies Inc, Cl C	3,173	450
EPAM Systems Inc *	598	90
F5 Inc, Cl A *	596	193
Fair Isaac Corp *	258	386
First Solar Inc *	1,164	257
Fortinet Inc *	6,765	569
Gartner Inc *	805	212
Gen Digital Inc	5,926	168
GoDaddy Inc, Cl A *	1,494	204
Hewlett Packard Enterprise Co	14,061	345
HP Inc	9,572	261
Intel Corp	46,391	1,556
International Business Machines Corp	9,881	2,788
Intuit Inc	2,959	2,021
Jabil Inc	1,131	246
Keysight Technologies Inc *	1,904	333
KLA Corp	1,397	1,507
Lam Research Corp	13,433	1,799
Microchip Technology Inc	5,700	366
Micron Technology Inc	11,876	1,987
Microsoft Corp	78,891	40,862
Monolithic Power Systems Inc	505	465
Motorola Solutions Inc	1,752	801
NetApp Inc	2,138	253
NVIDIA Corp	258,959	48,317
NXP Semiconductors NV	2,715	618
ON Semiconductor Corp *	4,409	217
Oracle Corp, Cl B	17,588	4,946
Palantir Technologies Inc, Cl A *	24,142	4,404
Palo Alto Networks Inc *	7,097	1,445
PTC Inc *	1,264	257
QUALCOMM Inc	11,434	1,902
Roper Technologies Inc	1,156	576
Salesforce Inc	10,137	2,402
Seagate Technology Holdings PLC	2,249	531
ServiceNow Inc *	2,205	2,029
Skyworks Solutions Inc	1,591	122
Super Micro Computer Inc *	5,455	262
Synopsys Inc *	1,958	966
TE Connectivity PLC	3,164	695

184	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Teledyne Technologies Inc *	494	$290
Teradyne Inc	1,716	236
Texas Instruments Inc	9,632	1,770
Trimble Inc *	2,456	201
Tyler Technologies Inc *	465	243
VeriSign Inc	894	250
Western Digital Corp	3,656	439
Workday Inc, Cl A *	2,329	561
Zebra Technologies Corp, Cl A *	529	157
		210,581
Materials — 1.3%
Air Products and Chemicals Inc	2,340	638
Albemarle Corp	1,234	100
Amcor PLC	23,986	196
Avery Dennison Corp	845	137
Ball Corp	2,778	140
CF Industries Holdings Inc	1,696	152
Corteva Inc	7,265	491
Dow Inc	7,489	172
DuPont de Nemours Inc	4,278	333
Eastman Chemical Co	1,332	84
Ecolab Inc	2,695	738
Freeport-McMoRan Inc, Cl B	15,384	603
International Flavors & Fragrances Inc	2,738	169
International Paper Co	5,800	269
Linde PLC	4,982	2,367
LyondellBasell Industries NV, Cl A	2,716	133
Martin Marietta Materials Inc, Cl A	666	420
Mosaic Co/The	3,333	116
Newmont Corp	11,559	975
Nucor Corp	2,454	332
Packaging Corp of America	972	212
PPG Industries Inc	2,306	242
Sherwin-Williams Co/The, Cl A	2,480	859
Smurfit WestRock PLC	5,560	237
Steel Dynamics Inc	1,450	202
Vulcan Materials Co	1,395	429
		10,746
Real Estate — 1.4%
Alexandria Real Estate Equities Inc ‡	1,669	139
American Tower Corp, Cl A ‡	4,984	959
AvalonBay Communities Inc ‡	1,568	303
BXP Inc ‡	1,526	113
Camden Property Trust ‡	1,182	126
CBRE Group Inc, Cl A *	3,116	491
CoStar Group Inc *	4,362	368
Crown Castle Inc ‡	4,680	452
Digital Realty Trust Inc, Cl A ‡	3,373	583
Equinix Inc ‡	1,029	806
Equity Residential ‡	3,592	233
Essex Property Trust Inc ‡	671	180
Extra Space Storage Inc ‡	2,213	312
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Federal Realty Investment Trust ‡	780	$79
Healthpeak Properties Inc ‡	7,743	148
Host Hotels & Resorts Inc ‡	7,280	124
Invitation Homes Inc ‡	6,120	180
Iron Mountain Inc ‡	3,113	317
Kimco Realty Corp ‡	7,007	153
Mid-America Apartment Communities Inc ‡	1,275	178
Prologis Inc ‡	9,840	1,127
Public Storage ‡	1,680	485
Realty Income Corp ‡	9,609	584
Regency Centers Corp ‡	1,678	122
SBA Communications Corp, Cl A ‡	1,135	219
Simon Property Group Inc ‡	3,494	656
UDR Inc ‡	3,269	122
Ventas Inc ‡	4,679	327
VICI Properties Inc, Cl A ‡	11,154	364
Welltower Inc ‡	7,052	1,256
Weyerhaeuser Co ‡	7,816	194
		11,700
Utilities — 1.7%
AES Corp/The	7,425	98
Alliant Energy Corp	2,789	188
Ameren Corp	2,826	295
American Electric Power Co Inc	5,699	641
American Water Works Co Inc	2,058	286
Atmos Energy Corp	1,775	303
CenterPoint Energy Inc	7,250	281
CMS Energy Corp	3,315	243
Consolidated Edison Inc	3,819	384
Constellation Energy Corp	3,315	1,091
Dominion Energy Inc	9,078	555
DTE Energy Co	2,176	308
Duke Energy Corp	8,368	1,036
Edison International	3,973	220
Entergy Corp	4,727	441
Evergy Inc	2,394	182
Eversource Energy	3,680	262
Exelon Corp	10,734	483
FirstEnergy Corp	5,560	255
NextEra Energy Inc	21,831	1,648
NiSource Inc	5,268	228
NRG Energy Inc	2,048	332
PG&E Corp	23,066	348
Pinnacle West Capital Corp	1,297	116
PPL Corp	7,797	290
Public Service Enterprise Group Inc	5,278	440
Sempra	6,950	625
Southern Co/The	11,654	1,104
Vistra Corp	3,408	668
WEC Energy Group Inc	3,368	386

SEI Institutional Managed Trust	185

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2025

Dynamic Asset Allocation Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Xcel Energy Inc	6,119	$493
		14,230

Total Common Stock
(Cost $182,646) ($ Thousands)		605,424

	Face Amount (Thousands)
U.S. TREASURY OBLIGATION — 5.5%
U.S. Treasury Bill^
4.021%, 11/04/2025 (A)(B)(C)	$45,400	45,228

Total U.S. Treasury Obligation
(Cost $45,229) ($ Thousands)		45,228

	Shares
CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Institutional Class
4.040%**†	9,311,451	9,311
Total Cash Equivalent
(Cost $9,311) ($ Thousands)		9,311
Description	Market Value ($ Thousands)
PURCHASED OPTION — 0.2%
Total Purchased Option^
(Cost $1,034) ($ Thousands)	$1,628

PURCHASED SWAPTIONS — 0.2%
Total Purchased Swaptions
(Cost $3,270) ($ Thousands)	2,048

Total Investments in Securities — 80.0%
(Cost $241,490) ($ Thousands)	$663,639

WRITTEN SWAPTIONS — (0.0)%
Total Written Swaptions
(Premiums Received $990) ($ Thousands)	$(252)

A list of open exchange traded options contracts for the Fund at September 30, 2025, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTION — 0.2%
Call Options
XAU PUT / USD CALL^	10,800	$43,794	$4,055.00	4/24/2026	$1,628

Total Purchased Option		$43,794			$1,628

A list of open over the counter swaptions contracts for the Fund at September 30, 2025, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 0.2%
Put Swaptions
Swaption Payer	Goldman Sachs	$56,160,000	$3.04	03/27/2036	$330

Call Swaptions
Swaption Payer	Goldman Sachs	$760,000,000	0.75	05/28/2027	$1,280
Swaption Payer	Goldman Sachs	685,488,762	0.37	08/28/2026	438
		1,445,488,762			1,718
Total Purchased Swaptions		$1,501,648,762			$2,048
WRITTEN SWAPTIONS — 0.0%
Put Swaptions
Swaption Payer	Goldman Sachs	$(497,760,000)	2.43	03/27/2027	$(42)
Call Swaptions
Swaption Payer	Goldman Sachs	(760,000,000)	1.50	05/28/2027	(210)
Total Written Swaptions		$(1,257,760,000)			$(252)

186	SEI Institutional Managed Trust

A list of the open futures contracts held by the Fund at September 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI^	674	Dec-2025	$224,044	$227,096	$3,052
			$224,044	$227,096	$3,052

A list of the open centrally cleared swap agreements held by the Fund at September 30, 2025, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
2.477%^	CPI	Annually	06/06/2030	USD	526,258	$7,802	$–	$7,802
CPI^	2.506%	Annually	06/06/2030	USD	526,258	(7,754)	–	(7,754)
0.280960%	MUTKCALM INDEX	Annually	05/15/2026	JPY	102,200,000	1,738	–	1,738
0.29283%	TONAR INDEX	Annually	05/15/2026	JPY	81,000,000	1,338	–	1,338
SOFR INDEX	3.41%	Annually	12/11/2028	USD	399,757	1,602	–	1,602
3.432%	SOFR INDEX	Annually	12/11/2056	USD	42,027	3,638	–	3,638
4.161%	SOFR INDEX	Annually	11/02/2056	USD	84,588	(3,122)	–	(3,122)
SOFR INDEX	4.35%	Annually	11/02/2031	USD	330,000	13,934	–	13,934
						$19,176	$–	$19,176

Percentages are based on Net Assets of $829,257 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of September 30, 2025.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
^	Security, or a portion thereof, is held by the Dynamic Commodity Strategy Subsidiary Ltd. as of September 30, 2025.
(A)	Security, or a portion thereof, has been pledged as collateral on open future contracts. The total market value of such securities as of September 30, 2025 was $17,334 ($ Thousands).
(B)	Security, or a portion thereof, has been pledged as collateral on open swap agreements. The total market value of such securities as of September 30, 2025 was $27,894 ($ Thousands).
(C)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of September 30, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	605,424	–	–	605,424
U.S. Treasury Obligation	–	45,228	–	45,228
Cash Equivalent	9,311	–	–	9,311
Purchased Option	1,628	–	–	1,628
Purchased Swaptions	–	2,048	–	2,048
Total Investments in Securities	616,363	47,276	–	663,639
Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Written Swaptions	–	(252)	–	(252)
Futures Contracts*
Unrealized Appreciation	3,052	–	–	3,052
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	30,052	–	30,052
Unrealized Depreciation	–	(10,876)	–	(10,876)
Total Other Financial Instruments	3,052	18,924	–	21,976

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended September 30, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$3,882	$123,626	$(118,197)	$—	$—	$9,311	$314	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust	187

SCHEDULE OF INVESTMENTS

September 30, 2025

Multi-Strategy Alternative Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 29.8%

Communication Services — 0.4%
Audacy *(A)	833	$8
Avaya *(A)(B)	14,995	156
Beasley Broadcast Group *(A)(B)	631	3
Pinterest Inc, Cl A *	16,594	534
Uniti Group *	6,940	42
Xplore Inc *(A)	11,575	136
		879
Consumer Discretionary — 3.5%
Aquity Holdings *(A)	3,945	1
DR Horton Inc *	6,355	1,077
Guitar Center *(A)(B)	2,167	179
LKQ Corp	96,161	2,937
Mountaineer Merger Group *(A)	439,954	—
Peloton Interactive Inc, Cl A *	16,475	148
Penn Entertainment Inc *	67,230	1,295
Petco Health & Wellness Co Inc, Cl A *	15,323	59
Qurate Retail *	1,254	17
Signet Jewelers Ltd	6,058	581
Wynn Resorts Ltd	16,172	2,074
		8,368
Consumer Staples — 0.5%
Energizer Holdings Inc	47,541	1,184
Reynolds Consumer Products Inc	4,097	100
Rite Aid *(A)(B)	381	—
		1,284
Energy — 1.6%
Atlas Energy Solutions Inc, Cl A	56,592	643
Nabors Industries Ltd	797	33
NexGen Energy *	129,471	1,159
San Juan Basin Royalty Trust *	168,427	1,017
Uranium Energy *	68,988	920
		3,772

Financials — 2.1%
Evercore Inc, Cl A	5,754	1,941
Franklin Resources Inc	65,020	1,504
Rocket Cos Inc, Cl A	84,441	1,636
		5,081
Health Care — 1.4%
Carestream Health Holdings *(A)	5,876	79
Cooper Cos Inc/The *	2,941	202
Eckert & Ziegler	31,740	667
Envision Healthcare *	28,581	450
Henry Schein Inc *	18,534	1,230
Lannett *(A)	15,243	162
Matrix Parent Inc.	10,548	129
Viatris Inc, Cl W	53,962	534
		3,453
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Industrials — 7.7%
ATI Inc *	26,041	$2,118
Builders FirstSource Inc *	13,511	1,638
Carpenter Technology Corp	8,554	2,100
Everus Construction Group *	24,838	2,130
GEO Group Inc/The *	7,559	155
GrafTech International *	6,911	89
Huntington Ingalls Industries Inc, Cl A	4,489	1,292
Kirby Corp *	14,971	1,249
Melrose Industries	247,158	2,037
Parsons Corp *	32,260	2,675
Southwest Airlines Co, Cl A	39,798	1,270
Standardaero Inc *	66,684	1,820
		18,573
Information Technology — 3.1%
Akamai Technologies Inc *	7,120	539
Entegris Inc	21,744	2,011
NXP Semiconductors NV	3,785	862
Sandvine	16,838	46
Unity Software Inc *	20,191	809
Vishay Intertechnology Inc	127,969	1,958
Zoom Video Communications Inc, Cl A *	15,362	1,267
		7,492
Materials — 6.0%
Alcoa Corp	61,347	2,018
Amrize Ltd *	5,425	263
Arctic Canadian Diamond Company Ltd *(A)	228	13
Ardagh Metal Packaging SA	366,810	1,464
Century Aluminum Co *	70,940	2,083
Chemours Co/The	1,640	26
Constellium SE, Cl A *	134,608	2,003
Cornerstone Chemical *(A)	26,482	515
Freeport-McMoRan Inc, Cl B	54,082	2,121
Hudbay Minerals Inc	135,701	2,057
International Flavors & Fragrances Inc	31,084	1,913
		14,476
Real Estate — 2.0%
Healthcare Realty Trust Inc, Cl A ‡	72,015	1,299
Hudson Pacific Properties Inc *‡	382,904	1,057
Kimco Realty Corp ‡	59,070	1,291
Pebblebrook Hotel Trust ‡	93,701	1,067
SL Green Realty Corp ‡	1,361	81
		4,795
Utilities — 1.5%
Consolidated Edison Inc	5,321	535
Duke Energy Corp	8,622	1,067
PPL Corp	14,367	534
Southern Co/The	11,244	1,065

188	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Xcel Energy Inc	6,621	$534
		3,735
Total Common Stock
(Cost $64,971) ($ Thousands)		71,908

	Face Amount (Thousands)
CORPORATE OBLIGATIONS — 25.6%
Communication Services — 2.1%
Altice Financing
5.750%, 08/15/2029 (C)	$115	86
Altice France
5.500%, 10/15/2029 (C)	130	112
AMC Entertainment Holdings
7.500%, 02/15/2029 (C)	135	117
Beasley Mezzanine Holdings
9.200%, 08/01/2028 (B)(C)	622	236
Cable One
4.000%, 11/15/2030 (C)	245	208
CCO Holdings
4.500%, 08/15/2030 (C)	160	151
4.250%, 02/01/2031 (C)	125	115
4.250%, 01/15/2034 (C)	240	208
Charter Communications Operating
6.550%, 06/01/2034	120	128
Directv Financing
8.875%, 02/01/2030 (C)	110	109
DISH DBS
7.750%, 07/01/2026	35	35
5.750%, 12/01/2028 (C)	165	158
5.250%, 12/01/2026 (C)	65	64
5.125%, 06/01/2029	20	17
Gray Media
9.625%, 07/15/2032 (C)	290	296
5.375%, 11/15/2031 (C)	5	4
4.750%, 10/15/2030 (C)	250	192
Level 3 Financing
4.500%, 04/01/2030 (C)	150	137
3.875%, 10/15/2030 (C)	25	22
3.750%, 07/15/2029 (C)	125	107
3.625%, 01/15/2029	5	4
Lumen Technologies
7.650%, 03/15/2042	205	190
7.600%, 09/15/2039	5	5
4.125%, 04/15/2030 (C)	119	116
McGraw-Hill Education
5.750%, 08/01/2028 (C)	40	40
Muvico
15.000%, 02/19/2029 (C)	422	458
Sirius XM Radio
3.875%, 09/01/2031 (C)	220	199
Spanish Broadcasting System
9.750%, 03/01/2026 (C)	575	379
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Uniti Group
10.500%, 02/15/2028 (C)	$97	$102
6.500%, 02/15/2029 (C)	60	56
6.000%, 01/15/2030 (C)	80	73
Urban One
7.375%, 02/01/2028 (B)(C)	650	342
Vmed O2 UK Financing I
4.250%, 01/31/2031 (C)	170	158
Warnermedia Holdings
5.050%, 03/15/2042	55	44
4.279%, 03/15/2032	45	41
4.054%, 03/15/2029	40	39
Zayo Group Holdings
13.750%, 09/09/2030 (C)	228	216
9.250%, 03/09/2030 (C)	55	52
		5,016
Consumer Discretionary — 6.7%
ADT
5.875%, 10/15/2033	420	420
American Axle & Manufacturing
7.750%, 10/15/2033 (C)	674	679
Bath & Body Works
6.750%, 07/01/2036	155	160
Boyd Gaming
4.750%, 12/01/2027	2,055	2,043
Caesars Entertainment
7.000%, 02/15/2030 (C)	130	134
Carnival
6.000%, 05/01/2029 (C)	165	167
CMG Media Corp
8.875%, 06/18/2029 (C)	280	257
CSC Holdings
7.500%, 04/01/2028 (C)	55	40
6.500%, 02/01/2029 (C)	110	81
5.500%, 04/15/2027 (C)	65	62
Dream Finders Homes
6.875%, 09/15/2030 (C)	511	514
Empire Resorts
7.750%, 11/01/2026 (C)	165	164
Genting New York
7.250%, 10/01/2029 (C)	125	129
GrubHub Holdings
13.000%, 07/31/2030 (B)(C)	452	452
Hilton Domestic Operating
4.000%, 05/01/2031 (C)	170	161
Jacobs Entertainment
6.750%, 02/15/2029 (C)	270	263
Kingpin Intermediate Holdings
7.250%, 10/15/2032 (C)	736	699
LBM Acquisition
9.500%, 06/15/2031 (C)	70	74

SEI Institutional Managed Trust	189

SCHEDULE OF INVESTMENTS

September 30, 2025

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
LCPR Senior Secured Financing DAC
6.750%, 10/15/2027 (C)	$125	$75
Liberty Interactive
8.250%, 02/01/2030	430	58
McGraw-Hill Education
7.375%, 09/01/2031 (C)	160	166
Michaels
7.875%, 05/01/2029 (C)	838	700
5.250%, 05/01/2028 (C)	1,399	1,287
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (A)(B)(D)	495	–
PetSmart
10.000%, 09/15/2033 (C)	508	513
7.500%, 09/15/2032 (C)	856	857
Rivers Enterprise Borrower
6.625%, 02/01/2033 (C)	150	152
Rivers Enterprise Lender
6.250%, 10/15/2030 (C)	406	410
StoneMor
8.500%, 05/15/2029 (C)	320	313
Studio City Finance
5.000%, 01/15/2029 (C)	215	207
SWF Holdings I
6.500%, 10/01/2029 (C)	80	30
Under Armour
3.250%, 06/15/2026	1,781	1,760
Univision Communications
4.500%, 05/01/2029 (C)	175	165
Victoria's Secret
4.625%, 07/15/2029 (C)	175	167
Viking Cruises
5.875%, 10/15/2033 (C)	115	115
Wynn Las Vegas
5.250%, 05/15/2027 (C)	2,303	2,301
Wynn Macau
6.750%, 02/15/2034 (C)	10	10
5.125%, 12/15/2029 (C)	165	162
Wynn Resorts Finance
7.125%, 02/15/2031 (C)	150	162
6.250%, 03/15/2033 (C)	15	15
Yum! Brands
5.375%, 04/01/2032	160	161
		16,285
Consumer Staples — 0.6%
HLF Financing Sarl
12.250%, 04/15/2029 (C)	1,037	1,125
New Albertsons
8.700%, 05/01/2030	200	221
8.000%, 05/01/2031	40	44
RAD (Escrow Security)
8.000%, 10/18/2024 (A)(C)(D)	108	–
8.000%, 11/15/2026 (A)(C)(D)	312	–
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
7.500%, 07/01/2025 (A)(C)(D)	$75	$–
Rite Aid
15.000%, 08/30/2031 (A)(B)(D)	171	5
11.317%, TSFR3M + 7.000%, 08/30/2031 (A)(B)(C)(D)(E)	40	3
		1,398
Energy — 2.9%
Aethon United BR
7.500%, 10/01/2029 (C)	2,182	2,276
Ascent Resources Utica Holdings
9.000%, 11/01/2027 (C)	632	763
Baytex Energy
7.375%, 03/15/2032 (C)	140	137
Blue Racer Midstream
7.250%, 07/15/2032 (C)	85	89
7.000%, 07/15/2029 (C)	85	88
Civitas Resources
8.625%, 11/01/2030 (C)	135	140
Expand Energy
7.500%, 12/31/2049 (A)(B)(D)	170	–
7.000%, 12/31/2049 (A)(B)(D)	55	–
Genesis Energy
8.000%, 05/15/2033	120	125
7.875%, 05/15/2032	110	115
Gulfport Energy Operating
6.750%, 09/01/2029 (C)	1,946	1,997
Hilcorp Energy I
7.250%, 02/15/2035 (C)	145	142
Howard Midstream Energy Partners
7.375%, 07/15/2032 (C)	125	130
Long Ridge Energy
8.750%, 02/15/2032 (C)	542	557
New Fortress Energy
8.750%, 03/15/2029 (C)	275	41
6.500%, 09/30/2026 (C)	185	47
NFE Financing
12.000%, 11/15/2029 (C)	225	66
Shelf Drilling Holdings
9.625%, 04/15/2029 (C)	55	58
Transocean International
8.500%, 05/15/2031 (C)	120	118
8.250%, 05/15/2029 (C)	60	59
Venture Global Calcasieu Pass
4.125%, 08/15/2031 (C)	170	160
		7,108
Financials — 0.8%
CPI CG
10.000%, 07/15/2029 (C)	143	150
Finance of America Funding
7.875%, 11/30/2026 (C)	389	357

190	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Freedom Mortgage
12.000%, 10/01/2028 (C)	$90	$95
Freedom Mortgage Holdings
9.250%, 02/01/2029 (C)	55	58
Ladder Capital Finance Holdings LLLP
4.750%, 06/15/2029 (C)	85	84
4.250%, 02/01/2027 (C)	85	84
LD Holdings Group
6.125%, 04/01/2028 (C)	175	162
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (C)	40	40
5.625%, 01/15/2030 (C)	155	146
Navient
5.500%, 03/15/2029	60	59
Navient MTN
5.625%, 08/01/2033	130	119
OneMain Finance
7.500%, 05/15/2031	65	68
7.125%, 11/15/2031	100	104
3.875%, 09/15/2028	80	77
PennyMac Financial Services
5.750%, 09/15/2031 (C)	235	233
Starwood Property Trust
3.625%, 07/15/2026 (C)	220	217
		2,053
Health Care — 1.7%
Akumin
9.000%, 08/01/2027 (B)(C)	530	495
8.000%, 08/01/2028 (B)(C)	165	147
Bausch Health
5.000%, 01/30/2028 (C)	55	47
4.875%, 06/01/2028 (C)	95	85
CHS
5.250%, 05/15/2030 (C)	165	149
DaVita
6.875%, 09/01/2032 (C)	35	36
3.750%, 02/15/2031 (C)	150	138
Embecta
6.750%, 02/15/2030 (C)	155	151
5.000%, 02/15/2030 (C)	70	66
Emergent BioSolutions
3.875%, 08/15/2028 (C)	1,080	897
Endo
6.125%, 12/31/2049 (A)(B)	165	–
5.875%, 12/31/2049 (A)(B)	85	–
0.000%, 04/01/2027 (A)(B)(F)	85	–
Fortrea Holdings
7.500%, 07/01/2030 (C)	85	81
Global Medical Response
7.375%, 10/01/2032 (C)	185	190
HAH Group Holding
9.750%, 10/01/2031 (C)	405	385
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Medline Borrower
3.875%, 04/01/2029 (C)		$130	$125
Molina Healthcare
4.375%, 06/15/2028 (C)		175	171
3.875%, 11/15/2030 (C)		60	55
Nidda Healthcare Holding GmbH
5.786%, EUR003M + 3.750%, 10/23/2030 (C)(E)	EUR	100	118
Radiology Partners
9.781%, 02/15/2030 (C)		$424	415
8.500%, 07/15/2032 (C)		185	191
Tenet Healthcare
6.750%, 05/15/2031		15	16
4.375%, 01/15/2030		170	165
			4,123
Industrials — 6.1%
Deluxe
8.125%, 09/15/2029 (C)		185	193
Enviri
5.750%, 07/31/2027 (C)		1,012	1,004
EquipmentShare.com
9.000%, 05/15/2028 (C)		2,766	2,927
Garda World Security
4.625%, 02/15/2027 (C)		4,183	4,151
GFL Environmental
6.750%, 01/15/2031 (C)		666	697
3.500%, 09/01/2028 (C)		512	499
GrafTech Finance
4.625%, 12/23/2029 (C)		1,185	830
Icahn Enterprises
9.000%, 06/15/2030		310	299
JetBlue Airways
9.875%, 09/20/2031 (C)		910	923
Oscar AcquisitionCo
9.500%, 04/15/2030 (C)		324	265
Pitney Bowes
7.250%, 03/15/2029 (C)		185	187
6.875%, 03/15/2027 (C)		1,194	1,193
TransDigm
6.000%, 01/15/2033 (C)		486	492
United Rentals North America
4.000%, 07/15/2030		150	144
Veritiv Operating
10.500%, 11/30/2030 (C)		815	875
			14,679

Information Technology — 1.1%
Rocket Software
9.000%, 11/28/2028 (C)		2,515	2,592

SEI Institutional Managed Trust	191

SCHEDULE OF INVESTMENTS

September 30, 2025

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sabre GLBL
10.750%, 11/15/2029 (C)	$10	$10
		2,602
Materials — 2.8%
Axalta Coating Systems
3.375%, 02/15/2029 (C)	150	142
Baffinland Iron Mines
8.750%, 07/15/2026 (C)	460	427
Chemours
5.750%, 11/15/2028 (C)	619	604
Cleveland-Cliffs
7.625%, 01/15/2034 (C)	30	31
7.000%, 03/15/2032 (C)	205	207
Cornerstone Chemical
10.000%, 05/07/2029 (A)(C)	695	695
Domtar
6.750%, 10/01/2028 (C)	350	302
First Quantum Minerals
8.625%, 06/01/2031 (C)	150	158
INEOS Finance
7.500%, 04/15/2029 (C)	80	78
Innophos Holdings
11.500%, 06/15/2029 (C)	420	412
Methanex US Operations
6.250%, 03/15/2032 (C)	170	173
Mineral Resources
9.250%, 10/01/2028 (C)	100	105
Mineral Resources MTN
8.500%, 05/01/2030 (C)	95	99
Mountain Province Diamonds
9.000%, 12/15/2027 (A)(B)(C)	223	202
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)(C)(D)	460	–
Olympus Water US Holding
7.125%, 10/01/2027 (C)	1,047	1,065
Rain Carbon
12.250%, 09/01/2029 (C)	400	428
Trivium Packaging Finance BV
12.250%, 01/15/2031 (C)	1,185	1,282
Tronox
4.625%, 03/15/2029 (C)	410	267
		6,677
Real Estate — 0.7%
Diversified Healthcare Trust
4.750%, 02/15/2028	20	19
4.375%, 03/01/2031	495	437
Iron Mountain
4.875%, 09/15/2027 (C)	815	811
Service Properties Trust
4.950%, 10/01/2029	80	71
4.375%, 02/15/2030	260	221
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
0.000%, 09/30/2027 (C)(G)	$25	$22
		1,581
Utilities — 0.1%
Edison International
5.375%, H15T5Y + 4.698%(E)(H)	165	160
NRG Energy
6.000%, 01/15/2036 (C)	70	70
5.750%, 01/15/2034 (C)	30	30
		260
Total Corporate Obligations
(Cost $64,296) ($ Thousands)		61,782

	Shares
REGISTERED INVESTMENT COMPANIES — 20.3%
Merger Fund , Cl I *	2,692,445	48,679
Sprott Physical Uranium Trust *	16,246	326

Total Registered Investment Companies
(Cost $45,020) ($ Thousands)		49,005

	Face Amount (Thousands)
LOAN PARTICIPATIONS — 5.3%
1261229 B.C. Ltd., Initial Term Loan, 1st Lien
10.413%, CME Term SOFR + 6.250%, 10/08/2030 (E)	$221	218
ACProducts Holdings, Inc., Initial Term Loan, 1st Lien
8.513%, CME Term SOFR + 4.250%, 05/17/2028 (E)	175	145
Acrisure, LLC, 2024 Repricing Term B-6 Loan, 1st Lien
7.163%, CME Term SOFR + 3.000%, 11/06/2030 (E)	188	188
AppLogic Networks OpCo I LLC, Initial Term Loan, 1st Lien
5.171%, CME Term SOFR + 1.000%, 03/01/2030 (E)	230	205
Arctic Canadian Diamond Company, Ltd, Term Loan, 2nd Lien
10.000%, 06/30/2026 (A)	174	133
Asurion, LLC, New B-12 Term Loan, 1st Lien
8.413%, CME Term SOFR + 4.250%, 09/19/2030 (E)	49	48
Asurion, LLC, New B-9 Term Loan, 1st Lien
7.528%, CME Term SOFR + 3.250%, 07/31/2027 (E)	168	168

192	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Avaya Inc., Initial Term Loan, 1st Lien
11.663%, CME Term SOFR + 7.500%, 08/01/2028 (B)(E)(I)	$576	$504
Aveanna Healthcare LLC, 2025 Incremental Term Loan, 1st Lien
7.913%, CME Term SOFR + 3.750%, 09/17/2032 (E)(I)	120	120
BCP V Everise Acquisition LLC, Term B Loan, 1st Lien
10.140%, CME Term SOFR + 6.000%, 12/14/2029 (E)	308	251
Carestream Health, Inc., Term Loan, 1st Lien
11.602%, CME Term SOFR + 7.500%, 09/30/2027 (E)	686	341
Castle US Holding Corporation, Initial Second Out Dollar Term B-1 Loan, 1st Lien
8.717%, CME Term SOFR + 4.250%, 05/31/2030 (E)	193	89
Castle US Holding Corporation, Initial Second Out Dollar Term B-2 Loan
8.967%, 05/31/2030	164	73
Catawba Nation Gaming Authority, Initial Term B Loan
8.913%, 11/15/2029 (E)	165	169
CMG Media Corporation, Term B-2 Loan, 1st Lien
7.602%, CME Term SOFR + 3.500%, 06/18/2029 (E)	259	248
Cornerstone Chemical 5/25 TL, 1st Lien
8.699%, 05/07/2029 (A)	547	547
Delivery Hero, Extended Dollar Term Loan
9.226%, CME Term SOFR + 5.000%, 12/12/2029 (E)	133	134
Digicel 7/25, 1st Lien
9.492%, 06/30/2028	140	140
East Valley Tourist Development Authority, Term Loan
11.778%, CME Term SOFR + 7.500%, 06/21/2024 (A)(E)	139	138
Global Medical Response, Inc., Initial Term Loan, 1st Lien
7.634%, CME Term SOFR + 3.500%, 10/01/2032 (E)(I)	275	275
Hubbard Radio, LLC, 2027 Term Loan
8.663%, 12/12/2029	234	127
J. C. Penney Company Inc., Loan
5.250%, 06/21/2029 (A)(D)(E)	369	—
Lannett Company, Inc., Closing Date Term Loan 1st Lien
2.000%, 06/16/2030 (A)	70	70
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Libbey Glass LLC, 2022 Incremental Term Loan, 1st Lien
10.964%, CME Term SOFR + 6.500%, 11/22/2027 (E)	$438	$421
LifeScan Global Corporation, Initial Term Loan, 1st Lien
10.804%, CME Term SOFR + 6.500%, 12/31/2026 (E)(I)	765	730
LifeScan Global Corporation, Initial Term Loan, 2nd Lien
13.804%, CME Term SOFR + 9.500%, 03/31/2027 (D)(E)	85	40
Long Ridge Energy, Term B Advance
8.502%, 10/19/2030	159	155
Mad Engine Global, LLC, Initial Term Loan
11.263%, 05/17/2028	188	161
Magenta Security Holdings LLC, First Out Term Loan, 1st Lien
11.318%, CME Term SOFR + 6.750%, 07/27/2028 (E)	172	141
Magenta Security Holdings LLC, Second Out Term Loan, 1st Lien
11.568%, CME Term SOFR + 7.000%, 07/27/2028 (E)(I)	473	205
Mavenir Jr Debt Fixed 1200 7/29/30, 1st Lien
12.000%, 06/16/2030 (A)	187	187
Max US Bidco Inc., Initial Term Loan, 1st Lien
9.002%, CME Term SOFR + 5.000%, 10/02/2030 (E)	236	230
Mountaineer Merger Corporation, 2025, Delayed Draw Term Loan, 1st Lien
12.223%, 06/30/2026 (A)	71	71
Mountaineer Merger Corporation, 2025, Initial Term Loan, 1st Lien
12.323%, 06/16/2030 (A)	85	85
Naked Juice LLC, Initial Second Out Term Loan
7.352%, CME Term SOFR + 3.250%, 01/24/2029 (E)(I)	470	353
NAPA Management Services Corporation, Initial Term Loan, 1st Lien
9.513%, CME Term SOFR + 5.250%, 02/23/2029 (E)	149	99
New Fortress Energy Inc., Second Amendment Incremental Term Loan, 1st Lien
9.570%, CME Term SOFR + 5.500%, 10/30/2028 (E)	65	31
Obra Capital, Inc., Term Loan
11.701%, 06/21/2029 (A)	323	317

SEI Institutional Managed Trust	193

SCHEDULE OF INVESTMENTS

September 30, 2025

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
OID-OL Intermediate I, LLC, Initial Second Out Term Loan, 1st Lien
8.708%, CME Term SOFR + 4.250%, 02/01/2029 (E)	$238	$199
Opal Bidco SAS, Facility B2
7.252%, CME Term SOFR + 3.250%, 04/28/2032 (E)	240	241
Petco Health and Wellness Co., Inc., Initial Term Loan, 1st Lien
7.513%, CME Term SOFR + 3.250%, 03/03/2028 (E)(I)	74	73
PetSmart LLC, Initial Term Loan, 1st Lien
8.136%, CME Term SOFR + 4.000%, 08/18/2032 (E)	105	103
Pluto Acquisition I, Inc., Tranche B Term Loan, 1st Lien
8.242%, CME Term SOFR + 4.000%, 09/20/2028 (E)(I)	714	525
RealTruck Group, Inc., Initial Term Loan, 1st Lien
8.028%, CME Term SOFR + 3.750%, 01/31/2028 (E)	182	164
Reorganized Mobileum AcquisitionCo LLC, Term Loan, 1st Lien
5.136%, CME Term SOFR + 1.000%, 09/11/2029 (E)	240	219
Route 66 Development Authority, 1st Lien
13.316%, 09/11/2029 (A)	174	173
Sabre GLBL Inc., 2021 Other Term B-1 Loan, 1st Lien
7.778%, CME Term SOFR + 3.500%, 12/17/2027 (E)	16	15
Sabre GLBL Inc., 2021 Other Term B-2 Loan, 1st Lien
7.778%, CME Term SOFR + 3.500%, 12/17/2027 (E)	2	2
Sabre GLBL Inc., 2022 Other Term B Loan, 1st Lien
8.513%, CME Term SOFR + 4.250%, 06/30/2028 (E)	12	12
Sabre GLBL Inc., 2024 Term B-1 Loan, 1st Lien
10.263%, CME Term SOFR + 6.000%, 11/15/2029 (E)	82	77
Spectrum Group Buyer, Inc., Initial Term Loan
10.808%, CME Term SOFR + 6.500%, 05/13/2027 (E)(I)	251	222
Spencer Spirit Ih LLC, Initial Term Loan
8.967%, 09/30/2027	228	227
SPLAT Super HoldCo, LLC, Initial Term Loan, 1st Lien
9.163%, CME Term SOFR + 5.000%, 07/02/2032 (E)	173	169
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Syniverse Holdings, LLC, Initial Term Loan, 1st Lien
11.002%, CME Term SOFR + 7.000%, 05/13/2027 (E)	$225	$218
Team Health Holdings, Inc., 2028 Refinancing Term Loan
8.796%, 06/30/2028 (E)	289	288
Tpc Group Inc., Intitial Term Loan
9.773%, 10/24/2031 (I)	223	215
Travelport Finance (Luxembourg) S.a r.l., Term Loans, 1st Lien
12.177%, CME Term SOFR + 7.625%, 09/29/2028 (E)	211	176
Trinseo Materials Operating S.C.A., 2021 Incremental Term Loan, 1st Lien
6.960%, CME Term SOFR + 2.500%, 05/03/2028 (E)	132	38
Uniti Group TL B S+400 9/24/32, 1st Lien
0.000%, 09/17/2032 (F)(I)	185	183
Warhorse Gaming, LLC, Closing Date Term Loan
13.457%, CME Term SOFR + 9.250%, 03/31/2027 (A)(E)	205	212
Wellful Inc., Tranche A Term Loan, 1st Lien
9.278%, CME Term SOFR + 5.000%, 04/19/2030 (B)(E)	246	244
Wellful Inc., Tranche B Term Loan, 1st Lien
10.528%, CME Term SOFR + 6.250%, 10/19/2030 (B)(E)	390	348
Xplore Inc., Initial Term Loan 1st Lien
9.280%, CME Term SOFR + 1.500%, 06/18/2029 (E)	62	59
Xplore Inc., Second Out Term Loan 1st Lien
6.000%, CME Term SOFR + 1.500%, 10/24/2029 (E)	205	140
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
7.430%, CME Term SOFR + 3.000%, 03/09/2027 (E)	335	329
Zayo Group Holdings, Inc., Term Loan
7.772%, 09/24/2032	342	331

Total Loan Participations
(Cost $13,702) ($ Thousands)		12,759

U.S. TREASURY OBLIGATIONS — 4.0%
U.S. Treasury Bills
4.233%, 10/30/2025 (J)	1,000	997
4.156%, 11/13/2025 (J)	2,000	1,990
4.146%, 11/20/2025 (J)	1,500	1,492
4.054%, 10/28/2025 (J)	2,000	1,994
3.946%, 11/18/2025 (J)	1,000	994

194	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
3.616%, 11/06/2025	$2,250	$2,241

Total U.S. Treasury Obligations
(Cost $9,708) ($ Thousands)		9,708

	Shares
PREFERRED STOCK — 0.4%

Consumer Discretionary — 0.1%
Guitar Center *(A)(B)(F)(H)	39	4
Mountaineer Merger Corp *(A)(F)(H)	439,954	229
		233
Information Technology — 0.3%
Syniverse *(A)(F)(H)	632,618	623

Total Preferred Stock
(Cost $857) ($ Thousands)		856

	Face Amount (Thousands)
CONVERTIBLE BONDS — 0.3%
Finance of America Funding
10.000%, 11/30/2029(C)	$291	355
Liberty Interactive
4.000%, 11/15/2029	54	5
3.750%, 02/15/2030	413	34
Mavenir
0.000%, 12/31/2025(A)(F)	132	405
North Sea Natural Resources
0.000%, 01/23/2028(A)(F)	94	–
0.000%, 01/23/2028(A)(F)	15	–
0.000%, 01/23/2028(A)(F)	5	–
Rite Aid
0.000%, 12/31/2049(A)(B)(F)	38	–
Silver Airways
16.000%, 12/31/2027(A)(D)	853	–
Tacora Restructure
13.000%, 09/19/2031(A)	12	12

Total Convertible Bonds
(Cost $1,868) ($ Thousands)		811

MORTGAGE-BACKED SECURITIES — 0.3%
Non-Agency Mortgage-Backed Obligations — 0.3%
BX Commercial Mortgage Trust, Ser 2022-CSMO, Cl D
8.488%, TSFR1M + 4.337%, 06/15/2027(C)(E)	245	248
STWD, Ser 2021-FL2, Cl D
7.050%, TSFR1M + 2.914%, 04/18/2038(C)(E)	100	100
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
STWD, Ser 2021-FL2, Cl E
7.800%, TSFR1M + 3.664%, 04/18/2038(C)(E)	$100	$100
TRTX, Ser 2021-FL4, Cl D
7.857%, TSFR1M + 3.714%, 03/15/2038(C)(E)	100	99
TRTX, Ser 2021-FL4, Cl E
8.607%, TSFR1M + 4.464%, 03/15/2038(C)(E)	100	100

Total Mortgage-Backed Securities
(Cost $644) ($ Thousands)		647

	Number of Warrants
WARRANTS — 0.0%
Audacy
Strike Price $– *‡‡(A)	1,177	–
Guitar Center
Strike Price $100.00 *‡‡(A)(B)	574	18
Guitar Center
Strike Price $160.00 *‡‡(A)(B)	574	7
Mavenir
Strike Price $– *‡‡(A)	75	–
Silver Airways
Strike Price $– *‡‡(A)	–	–
Tacora Resources
Strike Price $– *‡‡(A)	3,403	3

Total Warrants
(Cost $55) ($ Thousands)		28

	Number of Rights
RIGHTS — 0.0%
Xplore Inc *‡‡(A)	869	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENTS — 9.9%
Morgan Stanley Institutional Liquidity Fund Treasury Securities Portfolio, Institutional Share Class
3.970%**	351,941	352
SEI Daily Income Trust, Government Fund, Institutional Class
4.040%**†	23,408,957	23,409

Total Cash Equivalents
(Cost $23,761) ($ Thousands)		23,761

SEI Institutional Managed Trust	195

SCHEDULE OF INVESTMENTS

September 30, 2025

Multi-Strategy Alternative Fund (Continued)

Description	Market Value ($ Thousands)
PURCHASED OPTION — 0.0%
Total Purchased Option
(Cost $10) ($ Thousands)	$2

Total Investments in Securities — 95.9%
(Cost $224,892) ($ Thousands)	$231,267

	Shares
COMMON STOCK SOLD SHORT— (11.3)%
Communication Services — (0.8)%
Omnicom Group Inc	(10,970)	(894)
Publicis Groupe SA	(6,477)	(622)
Yelp Inc, Cl A *	(10,731)	(335)

		(1,851)
Consumer Discretionary — (4.4)%
Abercrombie & Fitch Co, Cl A *	(5,234)	(448)
Autoliv Inc	(9,774)	(1,207)
Boyd Gaming Corp	(9,519)	(823)
Chipotle Mexican Grill Inc, Cl A *	(13,621)	(534)
Dick's Sporting Goods Inc	(3,002)	(667)
DR Horton Inc *	(3,935)	(667)
Duolingo Inc, Cl A *	(2,841)	(914)
Floor & Decor Holdings Inc, Cl A *	(5,401)	(398)
McDonald's Corp	(2,784)	(846)
NVR Inc *	(134)	(1,077)
OneSpaWorld Holdings Ltd	(12,189)	(258)
Phinia Inc	(20,482)	(1,177)
Red Rock Resorts Inc, Cl A	(8,630)	(527)
RH *	(1,990)	(404)
Toll Brothers Inc	(4,821)	(666)

		(10,613)
Consumer Staples — (0.2)%
Cal-Maine Foods Inc	(5,598)	(527)

Financials — (1.7)%
Allstate Corp/The	(2,485)	(533)
Charles Schwab Corp/The	(5,489)	(524)
Comerica Inc	(7,700)	(528)
Fifth Third Bancorp	(11,672)	(520)
Goldman Sachs Group Inc/The	(672)	(535)
Pinnacle Financial Partners Inc	(7,134)	(669)
Runway Growth Finance	(48,507)	(493)
TriplePoint Venture Growth BDC	(33,765)	(195)
Western Union Co/The	(15,791)	(126)

		(4,123)
Health Care — (0.8)%
ResMed Inc	(2,951)	(808)
Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Sonova Holding AG	(4,244)	$(1,155)

		(1,963)
Industrials — (1.1)%
Automatic Data Processing Inc	(2,744)	(805)
Blue Bird Corp *	(4,528)	(261)
Expeditors International of Washington Inc	(7,650)	(938)
Frontier Group Holdings Inc *	(31,668)	(140)
Paychex Inc	(3,165)	(401)

		(2,545)
Information Technology — (1.3)%
Allegro MicroSystems Inc *	(13,256)	(387)
Asana Inc, Cl A *	(28,480)	(380)
Badger Meter Inc	(1,498)	(268)
Infosys ADR	(50,849)	(827)
Monday.com Ltd *	(2,189)	(424)
Sprout Social Inc, Cl A *	(26,610)	(344)
Zoom Video Communications Inc, Cl A *	(6,672)	(550)

		(3,180)
Real Estate — (0.8)%
JBG SMITH Properties	(47,036)	(1,047)
Lamar Advertising Co, Cl A	(7,173)	(878)

		(1,925)
Utilities — (0.2)%
Vistra Corp	(2,631)	(515)

Total Common Stock Sold Short
(Proceeds $26,178) ($ Thousands)		(27,242)
	Face Amount (Thousands)
CORPORATE OBLIGATIONS SOLD SHORT — (2.4)%
Consumer Discretionary — (1.1)%
Caesars Entertainment
4.625%, 10/15/2029 (C)	$(785)	(751)
Under Armour
7.250%, 07/15/2030 (C)	(485)	(484)
Voyager Parent
9.250%, 07/01/2032 (C)	(765)	(809)
Whirlpool
6.500%, 06/15/2033	(515)	(514)
		(2,558)
Financials — (0.2)%
PRA Group
8.875%, 01/31/2030 (C)	(494)	(510)

196	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS SOLD SHORT (continued)
Industrials — (0.5)%
Alta Equipment Group
9.000%, 06/01/2029 (C)	$(685)	$(639)
Pitney Bowes
7.250%, 03/15/2029 (C)	(102)	(103)
Raven Acquisition Holdings
6.875%, 11/15/2031 (C)	(490)	(504)
		(1,246)
Materials — (0.6)%
Celanese US Holdings
6.750%, 04/15/2033	(755)	(752)
Toucan FinCo
9.500%, 05/15/2030 (C)	(630)	(617)
		(1,369)
Total Corporate Obligations Sold Short
(Proceeds $5,630) ($ Thousands)		(5,683)

	Shares
EXCHANGE - TRADED FUND SOLD SHORT —(1.1)%
Equity — (1.1)%
SPDR S&P 500 ETF Trust	(4,083)	(2,720)

Total Exchange - Traded Fund Sold Short
(Proceeds $2,701) ($ Thousands)		(2,720)

Total Investments Sold Short — (14.8)%
(Proceeds $34,509) ($ Thousands)		$(35,645)

WRITTEN OPTION — (0.0)%
Total Written Option
(Premiums Received $4) ($ Thousands)		$(1)

A list of open exchange traded options contracts for the Fund at September 30, 2025, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTION — 0.0%
Put Options
S&P 500 Index	2	$1,338	$6,250.00	10/18/2025	$2

WRITTEN OPTION — 0.0%
Put Options
S&P 500 Index	(2)	$(1,338)	5,950.00	10/18/2025	$(1)

SEI Institutional Managed Trust	197

SCHEDULE OF INVESTMENTS

September 30, 2025

Multi-Strategy Alternative Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at September 30, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Thousands)
Barclays PLC	10/16/25	EUR	101	USD	119	$—
Barclays PLC	12/18/25	CAD	185	USD	135	2
						$2

A list of the open over the counter swap agreements held by the Fund at September 30, 2025 is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
JPMorgan Chase	IBOXX USD LIQUID HY INDEX	IBOXX USD LIQUID HY INDEX	3.875%	Annually	03/20/2026	USD	400	$–	$4	$(4)

A list of the open centrally cleared swap agreements held by the Fund at September 30, 2025 is as follows:

Credit Default Swaps - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX HY.45	5.00%	Quarterly	12/20/2030	$3,344	$(256)	$(254)	$(2)
CDX IG.45	1.00%	Quarterly	12/30/2030	20,135	(455)	(457)	2
CDX.HY.44	5.00%	Quarterly	06/20/2030	700	(55)	(36)	(19)
CDX.HY.44	5.00%	Quarterly	06/20/2030	900	(71)	(42)	(29)
					$(837)	$(789)	$(48)

Percentages are based on Net Assets of $241,139 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of September 30, 2025.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
†	Investment in Affiliated Security (see Note 6).
(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(B)	Security considered restricted, excluding 144A. The total market value of such securities as of September 30, 2025 was $3,345 ($ Thousands) and represented 1.4% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.
(C)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On September 30, 2025, the value of these securities amounted to $50,793 ($ Thousands), representing 21.1% of the Net Assets of the Fund.
(D)	Security is in default on interest payment.
(E)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(F)	No interest rate available.
(G)	Zero coupon security.
(H)	Perpetual security with no stated maturity date.
(I)	Unsettled bank loan. Interest rate may not be available.
(J)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the level of inputs used as of September 30, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)		Total ($)
Common Stock	67,327	3,329	1,252		71,908
Corporate Obligations	–	60,877	905		61,782
Registered Investment Companies	49,005	–	–		49,005
Loan Participations	–	10,826	1,933		12,759
U.S. Treasury Obligations	–	9,708	–		9,708
Preferred Stock	–	–	856		856
Convertible Bonds	–	394	417		811
Mortgage-Backed Securities	–	647	–		647
Warrants	–	–	28		28
Rights	–	–	–	^	– ^
Cash Equivalents	23,761	–	–		23,761
Purchased Option	2	–	–		2
Total Investments in Securities	140,095	85,781	5,391		231,267
Securities Sold Short
Common Stock	(25,465)	(1,777)	–		(27,242)
Corporate Obligations	–	(5,683)	–		(5,683)
Exchange - Traded Fund	(2,720)	–	–		(2,720)
Total Securities Sold Short	(28,185)	(7,460)	–		(35,645)

198	SEI Institutional Managed Trust

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Written Options	(1)	–	–	(1)
Forward Contracts*
Unrealized Appreciation	–	2	–	2
OTC Swap
Total Return Swap*
Unrealized Depreciation	–	(4)	–	(4)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	2	–	2
Unrealized Depreciation	–	(50)	–	(50)
Total Other Financial Instruments	(1)	(50)	–	(51)

*	Forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

^	This category includes other Financial Instruments with a value less than $500.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Common Stock	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Convertible Bond	Investments in Preferred Stock	Investments in Warrants
Balance as of October 1, 2024	$1,522	$969	$2,274	$105	$554	$43
Accrued discounts/premiums	–	(8)	(119)	–	–	–
Realized gain/(loss)	(720)	148	(1,353)	51	–	–
Change in unrealized appreciation/ (depreciation)	789	(246)	1,305	(129)	–	(15)
Purchases	7	40	184	471	72	–
Sales	(479)	(693)	(1,198)	(81)	–	–
Net transfer into Level 3	133	695	875	–	230	–
Net transfer out of Level 3	–	–	(35)	–	–	–
Ending Balance as of September 30, 2025(1)	$1,252	$905	$1,933	$417	$856	$28
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(86)	$(143)	$(26)	$(98)	$–	$(15)

(1)	Of the $5,391 ($ Thousands) in Level 3 securities as of September 30, 2025, $4,830 ($ Thousands) or 2.0% of the Net Assets of the Fund are not valued via third party pricing vendors and broker quotes. When significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

For the year ended September 30, 2025, there were transfers between Level 2 and Level 3 assets and liabilities due to the availability of observable inputs to determine fair value.

Category	Market Value at September 30, 2025 ($ Thousands)	Valuation Technique	Unobservable Inputs	Range Input Value(s) (Average Input Value)
Corporate Bonds	$897	Income Approach	EBITDA	61m
			EBITDA multiple	9.5x
			Weighted Average Cost of Capital	10.5% - 12.5%
		Discounted cash flow model	Implied total yield	16.36% - 18.36%
Loan Participations	1,544	Discounted cash flow model	Implied total yield	16.50% - 18.50%
		Market Approach	EBITDA	11m - 54m
			Multiple	5.5x-11.0x
		Weighted valuation techniques	Revenues	256.7m
			Multiple Range	0.30x - 0.35x
			Valuation case probability weighting	25%-75%
			Discount Rate	13%-15%
		Enterprise Valuation Approach	EBITDA	116m
			EBITDA multiple	5.5x - 6.5x
		Discounted cash flow model	Implied total credit spread	7.45% - 8.45%
		Discounted cash flow model	Implied total credit spread	7.80% - 8.80%

SEI Institutional Managed Trust	199

SCHEDULE OF INVESTMENTS

September 30, 2025

Multi-Strategy Alternative Fund (Concluded)

Category	Market Value at September 30, 2025 ($ Thousands)	Valuation Technique	Unobservable Inputs	Range Input Value(s) (Average Input Value)
		Income Approach	EBITDA	$61m
			EBITDA multiple	9.3x
			Weighted Average Cost of Capital	10.5% - 12.5%
Common Stock	1,088	Illiquidity Discount	Illiquidity Discount	15%
		Estimated recovery Model	Escrow	$2.5m
			Discount Rate	35%
		Estimated recovery model	Trapped Cash at SPV	$1.74m
		Weighted valuation techniques	EBITDA	$126.3m
			EBITDA multiple	3.50x - 4.00x
			Valuation case probability weighting	50%
		Income Approach	EBITDA	$61m
			EBITDA multiple	9.30x
			Weighted Average Cost of Capital	10.5% - 12.5%
		Weighted valuation techniques	EBITDA	$128m - 147m
			EBITDA multiple	6.75x - 9.00x
			Weighted Average Cost of Capital	14.5%
			Valuation case probability weighting	50%
		Weighted valuation techniques	Revenues	256.7m
			Multiple Range	0.30x - 0.35x
			Valuation case probability weighting	25%-75%
			Discount Rate	13%-15%
		Market Approach	EBITDA	$91.7
			Multiple	12x - 14x
Preferred Stock	856	Market Approach	EBITDA	$11.0m - $54.0m
			EBITDA multiple	5.5x-11.0x
		Weighted valuation techniques	EBITDA	$128m - $147m
			EBITDA multiple	6.75x - 9.00x
			Weighted Average Cost of Capital	14.5%
			Valuation case probability weighting	50%
		Discounted cash flow model	Implied total yield	11.93% - 13.93%
Convertible Bonds	417	Enterprise Valuation Approach	EBITDA	$116m
			EBITDA multiple	5.5x - 6.5x
		Weighted valuation techniques	Asset Value	$366m
			EBITDA	$70.4m
			EBITDA multiple	4.0x-6.0x
			Valuation case probability weighting	0.5
Warrants	28	Weighted valuation techniques	EBITDA	$128m - $147m
			EBITDA multiple	6.75x - 9.00x
			Weighted Average Cost of Capital	14.5%
			Valuation case probability weighting	50%
		Weighted valuation techniques	Asset Value	$366m
			EBITDA	70.4m
			EBITDA multiple	4.0x-6.0x
			Valuation case probability weighting	50%
Total	$4,830

200	SEI Institutional Managed Trust

The following is a summary of the Fund’s transactions with affiliates for the year ended September 30, 2025 ($ Thousands):

Security Description	Value 9/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$20,100	$371,226	$(367,917)	$—	$—	$23,409	$857	$—

A list of the restricted securities, excluding 144a, held by the Fund at September 30, 2025, is as follows:

Description	Face Amount ($ Thousands)/ Shares/ Number of Warrants	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Corporate Obligations
Akumin	$695	02/08/2024	$627	$642
Beasley Mezzanine Holdings	622	10/23/2024	622	236
Endo	335	04/24/2024	–	–
Expand Energy	225	12/02/2024	–	–
GrubHub Holdings	452	09/30/2025	451	452
Monitronics International (Escrow Security)	495	09/06/2019	–	–
Mountain Province Diamonds	223	12/14/2022	220	202
Northwest Acquisitions ULC	460	10/01/2019	419	–
Rite Aid	211	09/04/2024	139	8
Urban One	650	01/12/2021	651	342
Common Stock
Avaya	14,995	05/01/2023	224	156
Beasley Broadcast Group	631	10/23/2024	7	3
Guitar Center	2,167	01/08/2021	275	179
Rite Aid	381	09/04/2024	–	–
Loan Participations
Avaya Inc., Initial Term Loan, 1st Lien	576	05/01/2023	537	504
Wellful Inc., Tranche A Term Loan, 1st Lien	246	12/24/2024	236	244
Wellful Inc., Tranche B Term Loan, 1st Lien	390	01/17/2025	305	348
Preferred Stock
Guitar Center	39	01/08/2021	4	4
Convertible Bond
Rite Aid	38	09/04/2024	23	–
Warrants
Guitar Center	1,148	01/08/2021	51	25
			$4,791	$3,345

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust	201

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2025

Multi-Asset Accumulation Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 70.3%
U.S. Treasury Bills
4.240%, 12/18/2025 ^(A)	$1,185	$1,175
4.239%, 12/04/2025 (A)	30,000	29,792
4.239%, 12/11/2025 ^(A)	551	547
4.213%, 01/15/2026 ^(A)	395	391
4.198%, 01/02/2026 ^(A)	36,730	36,364
4.192%, 11/13/2025 ^(A)	573	570
4.155%, 10/02/2025 ^(A)	78,952	78,943
4.150%, 10/30/2025 ^(A)	21,083	21,014
4.134%, 10/23/2025 (A)	20,000	19,951
4.062%, 02/05/2026 ^(A)	18,839	18,590
4.051%, 02/12/2026 ^(A)	5,171	5,099
4.046%, 10/09/2025 ^(A)	79,427	79,356
4.021%, 11/04/2025 (A)(B)	35,000	34,867
3.994%, 02/26/2026 ^(A)	4,521	4,452
3.992%, 10/16/2025 ^(A)	75,751	75,623
3.776%, 03/26/2026 ^(A)	4,499	4,417
0.000%, 04/02/2026 ^(C)	16,044	15,742
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	3,223	3,523
3.625%, 04/15/2028	2,756	2,932
3.375%, 04/15/2032	1,125	1,259
2.500%, 01/15/2029	2,493	2,605
2.375%, 01/15/2027	2,871	2,921
2.375%, 10/15/2028	18,254	19,013
2.125%, 04/15/2029	18,933	19,543
2.125%, 01/15/2035	22,936	23,611
1.875%, 07/15/2034	24,100	24,450
1.875%, 07/15/2035	6,326	6,377
1.750%, 01/15/2028	2,692	2,736
1.750%, 01/15/2034	23,137	23,245
1.625%, 10/15/2027	7,373	7,491
1.625%, 10/15/2029	19,877	20,271
1.625%, 04/15/2030	18,449	18,732
1.375%, 07/15/2033	21,578	21,244
1.250%, 04/15/2028	7,272	7,300
1.125%, 01/15/2033	22,860	22,155
0.875%, 01/15/2029	5,083	5,044
0.750%, 07/15/2028	5,757	5,730
0.625%, 07/15/2032	22,831	21,607
0.500%, 01/15/2028	6,662	6,585
0.375%, 01/15/2027	5,872	5,826
0.375%, 07/15/2027	6,523	6,478
0.250%, 07/15/2029	6,068	5,886
0.125%, 07/15/2026	5,129	5,112
0.125%, 10/15/2026	7,183	7,143
0.125%, 04/15/2027	7,350	7,248
0.125%, 01/15/2030	6,759	6,452
0.125%, 07/15/2030	21,141	20,099
0.125%, 01/15/2031	21,354	20,050
0.125%, 07/15/2031	22,372	20,890
Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.125%, 01/15/2032	$23,936	$22,038

Total U.S. Treasury Obligations
(Cost $815,567) ($ Thousands)		822,489

	Shares
COMMON STOCK — 6.2%

Health Care — 0.0%
NMC Health PLC	12,179	—

Information Technology — 6.2%
Broadcom Inc	60,000	19,795
NVIDIA Corp	285,000	53,175
		72,970
Total Common Stock
(Cost $71,179) ($ Thousands)		72,970

	Face Amount (Thousands)
SOVEREIGN DEBT — 5.1%

French Republic Government Bond OAT
0.600%, 07/25/2034(D)	EUR	2,892	3,167
0.100%, 03/01/2029(D)		6,993	8,034
0.100%, 07/25/2031(D)		4,040	4,501
0.100%, 03/01/2032(D)		2,547	2,750
0.100%, 03/01/2036(D)		3,463	3,425
0.100%, 07/25/2036(D)		4,415	4,416
United Kingdom Gilt Inflation Linked
1.250%, 11/22/2032	GBP	6,361	8,579
0.750%, 11/22/2033		4,692	6,007
0.750%, 03/22/2034		5,947	7,530
0.125%, 08/10/2031		4,427	5,671
0.125%, 11/22/2036		4,999	5,621

Total Sovereign Debt
(Cost $57,749) ($ Thousands)			59,701

	Number of Warrants
WARRANTS — 0.0%
Constellation Software Inc.‡‡(E)	100	–

Total Warrants
(Cost $—) ($ Thousands)		–

202	SEI Institutional Managed Trust

Description	Number of Rights	Market Value ($ Thousands)
RIGHTS — 0.0%
Abiomed Inc *‡‡(E)	422	$–
Total Rights
(Cost $—) ($ Thousands)		–

Total Investments in Securities — 81.6%
(Cost $944,495) ($ Thousands)		$955,160

A list of the open futures contracts held by the Fund at September 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Australian 10-Year Bond	775	Dec-2025	$58,224	$58,221	$(108)
Australian 3-Year Bond	124	Dec-2025	8,807	8,781	(28)
Brent Crude^	180	Jan-2026	12,100	11,812	(288)
Brent Crude^	71	Dec-2025	4,771	4,688	(83)
CAC40 10 Euro Index	1	Oct-2025	92	93	1
Canadian 10-Year Bond	510	Dec-2025	44,373	44,886	794
Coffee C^	41	Dec-2025	4,412	5,764	1,352
Corn^	278	Dec-2025	5,725	5,776	51
Cotton No. 2^	12	Dec-2025	407	395	(12)
DAX Index	9	Dec-2025	6,291	6,347	63
Euro STOXX 50	193	Dec-2025	12,458	12,566	214
Euro-Bobl	1,033	Dec-2025	142,408	142,995	(243)
Euro-BTP	172	Dec-2025	24,042	24,220	92
Euro-Bund 10-Year Bond	526	Dec-2025	79,275	79,463	(77)
Euro-Bund 10-Year Bond	354	Dec-2025	53,068	53,479	79
Euro-Buxl	150	Dec-2025	19,782	20,177	284
Euro-OAT	207	Dec-2025	29,238	29,515	171
Euro-Schatz	45	Dec-2025	5,666	5,656	(2)
Feeder Cattle^	7	Jan-2026	1,203	1,236	33
FTSE 100 Index	147	Dec-2025	18,668	18,618	182
FTSE Taiwan Index	45	Oct-2025	3,878	3,849	(29)
FTSE/JSE Top 40 Index	33	Dec-2025	1,878	1,955	66
Gasoline^	16	Nov-2025	1,270	1,292	22
Gasoline^	26	Dec-2025	2,076	2,047	(29)
Gold^	64	Dec-2025	22,166	24,789	2,623
Hang Seng Index	8	Oct-2025	1,362	1,384	22
IBEX	39	Oct-2025	7,053	7,107	110
IFSC Nifty50 Index	207	Oct-2025	10,318	10,252	(66)
KC HRW Wheat^	12	Dec-2025	316	299	(17)
Lean Hogs^	48	Dec-2025	1,687	1,704	17
Live Cattle^	51	Dec-2025	4,862	4,789	(73)
LME Copper^	62	Dec-2025	15,047	15,920	873
LME Lead^	24	Dec-2025	1,213	1,189	(24)
LME Nickel^	11	Dec-2025	1,008	1,004	(4)
LME Primary Aluminum^	121	Dec-2025	7,894	8,110	216
LME Zinc^	38	Dec-2025	2,631	2,820	189
Long Gilt 10-Year Bond	677	Dec-2025	82,537	82,792	388
Low Sulphur Gasoil^	12	Nov-2025	819	824	5
Low Sulphur Gasoil^	64	Dec-2025	4,286	4,310	24
MSCI EAFE Index	408	Dec-2025	56,967	56,820	(147)
MSCI Emerging Markets	414	Dec-2025	27,856	28,146	290
Natural Gas^	36	Dec-2025	1,394	1,396	2
NY Harbor ULSD^	21	Dec-2025	2,062	2,029	(33)
NYMEX Cocoa^	7	Dec-2025	527	472	(55)

SEI Institutional Managed Trust	203

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2025

Multi-Asset Accumulation Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Platinum^	2	Aug-2026	$46	$50	$4
Russell 2000 Index E-MINI	237	Dec-2025	28,793	29,098	305
S&P 500 Index E-MINI	1,057	Dec-2025	351,347	356,143	4,796
S&P Mid Cap 400 Index E-MINI	42	Dec-2025	13,955	13,802	(153)
S&P TSX 60 Index	39	Dec-2025	9,779	9,938	235
Silver^	29	Dec-2025	5,642	6,762	1,120
Soybean^	1	Jan-2026	53	51	(2)
Soybean^	97	Nov-2025	4,978	4,859	(119)
Soybean Meal^	92	Dec-2025	2,735	2,514	(221)
Soybean Oil^	83	Dec-2025	2,477	2,464	(13)
Sugar No. 11^	197	Mar-2026	3,606	3,663	57
TOPIX Index	112	Dec-2025	23,710	23,821	145
U.S. 2-Year Treasury Note	77	Dec-2025	16,055	16,047	(8)
U.S. 5-Year Treasury Note	779	Dec-2025	85,067	85,063	(4)
U.S. 5-Year Treasury Note	1,953	Dec-2025	213,179	213,258	79
U.S. 10-Year Treasury Note	2,332	Dec-2025	261,775	262,350	575
U.S. Long Treasury Bond	831	Dec-2025	95,398	96,889	1,491
U.S. Ultra Long Treasury Bond	199	Dec-2025	23,489	23,892	403
Wheat^	69	Dec-2025	1,838	1,753	(85)
WTI Crude Oil^	115	Dec-2025	7,289	7,125	(164)
WTI Crude Oil^	22	Nov-2025	1,388	1,373	(15)
			1,944,716	1,960,902	15,271
Short Contracts
Canadian 10-Year Bond	(55)	Dec-2025	$(4,851)	$(4,841)	$(10)
FTSE KLCI	(13)	Oct-2025	(247)	(249)	(2)
FTSE MIB Index	(9)	Dec-2025	(2,251)	(2,247)	(13)
Japanese 10-Year Bond	(6)	Dec-2025	(5,512)	(5,517)	17
Mexican Bolsa Index	(2)	Dec-2025	(68)	(69)	(1)
MSCI Singapore Index	(30)	Oct-2025	(1,042)	(1,041)	2
Natural Gas^	(18)	Nov-2025	(569)	(595)	(26)
NY Harbor ULSD^	(3)	Nov-2025	(292)	(292)	–
NYMEX Cocoa^	(6)	Dec-2025	(429)	(382)	50
OMX Stockholm 30	(3)	Oct-2025	(86)	(85)	(1)
SPI 200 Index	(8)	Dec-2025	(1,174)	(1,176)	(5)
			(16,521)	(16,494)	11
			$1,928,195	$1,944,408	$15,282

A list of the open forward foreign currency contracts held by the Fund at September 30, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	12/17/25	USD	152	IDR	2,500,000	$(2)
Citigroup	12/17/25	USD	175	PHP	10,000	(3)
Citigroup	12/17/25	USD	274	COP	1,112,083	7
Citigroup	12/17/25	USD	13	COP	50,000	—
Citigroup	12/17/25	USD	371	ILS	1,242	5
Citigroup	12/17/25	USD	355	CZK	7,399	4
Citigroup	12/17/25	USD	48	CZK	1,000	—
Citigroup	12/17/25	USD	355	THB	11,438	—
Citigroup	12/17/25	USD	394	THB	12,563	(4)
Citigroup	12/17/25	USD	371	TWD	11,261	2
Citigroup	12/17/25	USD	873	TWD	26,268	(5)
Citigroup	12/17/25	USD	1,761	CLP	1,703,121	11
Citigroup	12/17/25	USD	105	CLP	100,000	(1)
Citigroup	12/17/25	BRL	584	USD	108	—

204	SEI Institutional Managed Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	12/17/25	BRL	1,488	USD	272	$(3)
Citigroup	12/17/25	ILS	176	USD	53	—
Citigroup	12/17/25	ILS	1,997	USD	597	(7)
Citigroup	12/17/25	ZAR	2,500	USD	142	(2)
Citigroup	12/17/25	SGD	2,775	USD	2,177	11
Citigroup	12/17/25	USD	2,896	PLN	10,608	25
Citigroup	12/17/25	USD	682	PLN	2,473	(1)
Citigroup	12/17/25	USD	4,019	HUF	1,370,496	96
Citigroup	12/17/25	PLN	1,131	USD	313	1
Citigroup	12/17/25	PLN	3,360	USD	918	(7)
Citigroup	12/17/25	USD	36	KRW	50,000	—
Citigroup	12/17/25	USD	6,245	KRW	8,636,500	(63)
Citigroup	12/17/25	USD	7,267	INR	641,292	(82)
Citigroup	12/17/25	CZK	4,500	USD	219	1
Citigroup	12/17/25	CZK	4,000	USD	191	(2)
Citigroup	12/17/25	USD	9,339	ZAR	166,187	241
Citigroup	12/17/25	USD	11,225	BRL	62,532	301
Citigroup	12/17/25	USD	8,233	CNH	58,453	14
Citigroup	12/17/25	USD	3,137	CNH	22,197	(5)
Citigroup	12/17/25	USD	12,443	MXN	235,203	280
Citigroup	12/17/25	USD	217	MXN	4,000	—
Citigroup	12/17/25	GBP	12,259	USD	16,550	48
Citigroup	12/17/25	GBP	1,068	USD	1,437	—
Citigroup	12/17/25	CNH	846	USD	120	—
Citigroup	12/17/25	CNH	16,784	USD	2,364	(4)
Citigroup	12/17/25	THB	9,000	USD	282	2
Citigroup	12/17/25	THB	11,500	USD	357	—
Citigroup	12/17/25	INR	30,000	USD	337	—
Citigroup	12/17/25	MXN	37,875	USD	2,004	(45)
Citigroup	12/17/25	HUF	40,000	USD	121	1
Citigroup	12/17/25	EUR	428	USD	506	1
Citigroup	12/17/25	EUR	41,338	USD	48,478	(310)
Citigroup	12/17/25	CLP	150,000	USD	157	1
Citigroup	12/17/25	COP	375,072	USD	96	1
Citigroup	12/17/25	COP	74,928	USD	19	—
Citigroup	12/17/25	IDR	500,000	USD	30	—
Goldman Sachs	10/15/25	USD	5,400	ZAR	94,534	74
Goldman Sachs	10/15/25	USD	16,200	IDR	266,732,117	(208)
Goldman Sachs	10/15/25	USD	16,200	HUF	5,436,549	186
Goldman Sachs	10/15/25	USD	16,200	COP	63,776,144	57
Goldman Sachs	10/15/25	USD	16,200	INR	1,428,199	(133)
Goldman Sachs	10/15/25	USD	16,200	MXN	301,945	244
Goldman Sachs	10/15/25	USD	16,200	PHP	925,033	(319)
Goldman Sachs	10/15/25	USD	16,200	PLN	58,886	30
Goldman Sachs	10/15/25	USD	16,200	BRL	88,217	301
Goldman Sachs	10/15/25	SGD	20,704	USD	16,200	118
Goldman Sachs	10/15/25	CAD	22,389	USD	16,200	95
Goldman Sachs	10/15/25	AUD	24,429	USD	16,200	8
Goldman Sachs	10/15/25	NZD	27,157	USD	16,200	425
Goldman Sachs	10/15/25	ILS	53,830	USD	16,200	(98)

SEI Institutional Managed Trust	205

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2025

Multi-Asset Accumulation Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	10/15/25	CNH	115,016	USD	16,200	$44
Goldman Sachs	10/15/25	SEK	150,553	USD	16,200	174
Goldman Sachs	10/15/25	TWD	488,545	USD	16,200	141
Goldman Sachs	10/15/25	KRW	7,476,300	USD	5,400	68
JPMorgan Chase Bank	12/17/25	USD	152	IDR	2,500,000	(2)
JPMorgan Chase Bank	12/17/25	USD	175	PHP	10,000	(3)
JPMorgan Chase Bank	12/17/25	USD	274	COP	1,112,083	7
JPMorgan Chase Bank	12/17/25	USD	13	COP	50,000	—
JPMorgan Chase Bank	12/17/25	USD	371	ILS	1,242	5
JPMorgan Chase Bank	12/17/25	USD	355	CZK	7,399	4
JPMorgan Chase Bank	12/17/25	USD	48	CZK	1,000	—
JPMorgan Chase Bank	12/17/25	USD	355	THB	11,438	—
JPMorgan Chase Bank	12/17/25	USD	394	THB	12,563	(4)
JPMorgan Chase Bank	12/17/25	USD	371	TWD	11,261	2
JPMorgan Chase Bank	12/17/25	USD	873	TWD	26,268	(5)
JPMorgan Chase Bank	12/17/25	USD	1,761	CLP	1,703,121	11
JPMorgan Chase Bank	12/17/25	USD	105	CLP	100,000	(1)
JPMorgan Chase Bank	12/17/25	BRL	584	USD	108	—
JPMorgan Chase Bank	12/17/25	BRL	1,488	USD	272	(3)
JPMorgan Chase Bank	12/17/25	ILS	176	USD	53	—
JPMorgan Chase Bank	12/17/25	ILS	1,997	USD	597	(7)
JPMorgan Chase Bank	12/17/25	ZAR	2,500	USD	142	(2)
JPMorgan Chase Bank	12/17/25	SGD	2,775	USD	2,177	11
JPMorgan Chase Bank	12/17/25	USD	2,896	PLN	10,608	25
JPMorgan Chase Bank	12/17/25	USD	682	PLN	2,473	(1)
JPMorgan Chase Bank	12/17/25	USD	4,019	HUF	1,370,496	96
JPMorgan Chase Bank	12/17/25	PLN	1,131	USD	313	1
JPMorgan Chase Bank	12/17/25	PLN	3,360	USD	918	(7)
JPMorgan Chase Bank	12/17/25	USD	36	KRW	50,000	—
JPMorgan Chase Bank	12/17/25	USD	6,245	KRW	8,636,500	(63)
JPMorgan Chase Bank	12/17/25	USD	7,267	INR	641,292	(82)
JPMorgan Chase Bank	12/17/25	CZK	4,500	USD	219	1
JPMorgan Chase Bank	12/17/25	CZK	4,000	USD	191	(2)
JPMorgan Chase Bank	12/17/25	USD	9,339	ZAR	166,187	241
JPMorgan Chase Bank	12/17/25	USD	11,225	BRL	62,532	301
JPMorgan Chase Bank	12/17/25	USD	8,233	CNH	58,453	14
JPMorgan Chase Bank	12/17/25	USD	3,137	CNH	22,197	(5)
JPMorgan Chase Bank	12/17/25	USD	12,443	MXN	235,203	280
JPMorgan Chase Bank	12/17/25	USD	217	MXN	4,000	—
JPMorgan Chase Bank	12/17/25	GBP	12,259	USD	16,550	48
JPMorgan Chase Bank	12/17/25	GBP	1,068	USD	1,437	—
JPMorgan Chase Bank	12/17/25	CNH	846	USD	120	—
JPMorgan Chase Bank	12/17/25	CNH	16,784	USD	2,364	(4)
JPMorgan Chase Bank	12/17/25	THB	9,000	USD	282	2
JPMorgan Chase Bank	12/17/25	THB	11,500	USD	357	—
JPMorgan Chase Bank	12/17/25	INR	30,000	USD	337	—
JPMorgan Chase Bank	12/17/25	MXN	37,875	USD	2,004	(45)
JPMorgan Chase Bank	12/17/25	HUF	40,000	USD	121	1
JPMorgan Chase Bank	12/17/25	EUR	428	USD	506	1
JPMorgan Chase Bank	12/17/25	EUR	41,338	USD	48,479	(310)

206	SEI Institutional Managed Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	12/17/25	CLP	150,000	USD	157	$1
JPMorgan Chase Bank	12/17/25	COP	375,072	USD	96	1
JPMorgan Chase Bank	12/17/25	COP	74,928	USD	19	—
JPMorgan Chase Bank	12/17/25	IDR	500,000	USD	30	—
						$2,221

A list of the open OTC swap agreements held by the Fund at September 30, 2025 is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount ($ Thousands)	Value ($ Thousands)	Upfront Payments ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
JPMorgan Chase	BOVESPA FUT OCT25	Positive Price Return	Positive Price Return	At Maturity	10/17/2025	BRL	$3,299	$3,509	$–	$210
Bank of America	TAIEX FUTURES SWAP OCT25	Negative Price Return	Positive Price Return	At Maturity	10/18/2025	TWD	10,125	10,218	–	93
JPMorgan Chase	AEX INDEX FUT OCT25	Negative Price Return	Positive Price Return	At Maturity	10/20/2025	EUR	(219)	(222)	–	(3)
JPMorgan Chase	HSHARES IDX FUT OCT25	Negative Price Return	Positive Price Return	At Maturity	11/2/2025	HKD	21,020	21,354	–	334
Goldman Sachs	Bloomberg Commodity Index	3 MONTH TREASURY BILL RATE + 16 BPS	Index Return	Annual	11/03/2025	USD	(119,773)	(578)	–	(578)
JPMorgan Chase	KOSPI IND FUT DEC25	Negative Price Return	Positive Price Return	At Maturity	12/14/2025	KRW	8,972	9,666	–	694
Citigroup	MSCI INTERNATIONAL SOUTH AFRICA Index	Asset Return	NDEUTHF Index	Monthly	12/17/2025	ZAR	14,384	(53)	–	(53)
Citigroup	MSCI THAILAND Index	Asset Return	1D SOFR + 0.84% Index	Monthly	12/17/2025	USD	1,123	19	–	19
Citigroup	MSCI INTERNATIONAL SINGAPORE Index	Asset Return	JIBAR1M Index	Monthly	12/17/2025	SGD	441	4	–	4
Citigroup	MSCI MEXICO Index	Asset Return	ESTRON Index	Monthly	12/17/2025	MXN	8,952	(17)	–	(17)
Citigroup	MSCI INTERNATIONAL SWEDEN Index	Asset Return	SIBCSORA Index	Monthly	12/17/2025	SEK	1,508	(2)	–	(2)
Citigroup	MSCI INTERNATIONAL CHINA Index	ESTRON Index	Asset Return	Monthly	12/17/2025	HKD	(1,648)	11	–	11
Citigroup	MSCI INTERNATIONAL SPAIN Index	Asset Return	ESTRON Index	Monthly	12/17/2025	EUR	(267)	10	–	10
Citigroup	MSCI INTERNATIONAL NETHERLANDS Index	Asset Return	STIB1M Index	Monthly	12/17/2025	EUR	2,916	(319)	–	(319)
Citigroup	MSCI INTERNATIONAL ITALY Index	Asset Return	MXIBTIEF Index	Monthly	12/17/2025	EUR	290	–	–	–
Citigroup	MSCI INTERNATIONAL FRANCE Index	HIHD01M Index	Asset Return	Monthly	12/17/2025	EUR	1,039	(4)	–	(4)
Citigroup	MSCI INTERNATIONAL SWITZERLAND Index	HIHD01M Index	Asset Return	Monthly	12/17/2025	CHF	4,637	95	–	95
Citigroup	MSCI INTERNATIONAL BRAZIL Index	Asset Return	SSARON Index	Monthly	12/17/2025	BRL	(4,381)	17	–	17
Citigroup	MSCI INTERNATIONAL AUSTRALIA Index	BZDIOVRA Index	Asset Return	Monthly	12/17/2025	AUD	1,316	–	–	–
Citigroup	MSCI INTERNATIONAL HONG KONG Index	Asset Return	ESTRON Index	Monthly	12/17/2025	HKD	(42,794)	(18)	–	(18)
Goldman Sachs	Bloomberg Commodity Index	3 MONTH TREASURY BILL RATE + 16 BPS	Index Return	Annual	12/17/2025	USD	(29,943)	(232)	–	(232)
Bank of America	SWISS FUT DEC25	Negative Price Return	Positive Price Return	At Maturity	12/22/2025	CHF	(1,382)	(1,369)	–	13
Bank of America	WIG 20 INDEX FUTURE SWAP	Negative Price Return	Positive Price Return	At Maturity	12/22/2025	PLN	(159)	(158)	–	1
JPMorgan Chase	Broadcom Inc	Asset Return	1D SOFR + 0.84% Index	Monthly	04/29/2026	USD	20,012	277	–	277
JPMorgan Chase	NVIDIA Corp	Asset Return	Index Return	Monthly	04/29/2026	USD	50,499	(2,391)	–	(2,391)
								39,817	$–	$(1,839)

SEI Institutional Managed Trust	207

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2025

Multi-Asset Accumulation Fund (Concluded)

Percentages are based on Net Assets of $1,169,904 ($ Thousands).

^	Security, or a portion thereof, is held by the Accumulation Commodity Strategy Subsidiary, Ltd. as of September 30, 2025.

*	Non-income producing security.
‡‡	Expiration date not available.

(A)	Interest rate represents the security's effective yield at the time of purchase.

(B)	Security, or a portion thereof, has been pledged as collateral on open futures contracts. The total market value of such securities as of September 30, 2025 was $34,867 ($ Thousands).

(C)	Zero coupon security.

(D)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On September 30, 2025, the value of these securities amounted to $26,293 ($ Thousands), representing 2.2% of the Net Assets of the Fund.

(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

The following is a summary of the level of inputs used as of September 30, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)		Total ($)
U.S. Treasury Obligations	–	822,489	–		822,489
Common Stock	72,970	–	–		72,970
Sovereign Debt	–	59,701	–		59,701
Warrant	–	–	–	^	–	^
Rights	–	–	–	^	–	^
Total Investments in Securities	72,970	882,190	–	^	955,160

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	17,442	–	–	17,442
Unrealized Depreciation	(2,160)	–	–	(2,160)
Forward Contracts*
Unrealized Appreciation	–	4,071	–	4,071
Unrealized Depreciation	–	(1,850)	–	(1,850)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	1,778	–	1,778
Unrealized Depreciation	–	(3,617)	–	(3,617)
Total Other Financial Instruments	15,282	382	–	15,664

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

^	This category includes securities with a value of $0.

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.

Amounts designated as “—” are either $0 or have been rounded to $0.

208	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS

September 30, 2025

Multi-Asset Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 42.2%
Communication Services — 3.9%
Altice France
5.500%, 10/15/2029 (A)	$289	$250
AMC Entertainment Holdings
7.500%, 02/15/2029 (A)	302	261
AMC Networks
10.250%, 01/15/2029 (A)	180	190
ANGI Group
3.875%, 08/15/2028 (A)	477	448
AT&T
3.500%, 06/01/2041	330	264
2.750%, 06/01/2031	355	325
2.550%, 12/01/2033	1,338	1,139
CCO Holdings
4.750%, 03/01/2030 (A)	495	475
4.750%, 02/01/2032 (A)	1,070	989
Charter Communications Operating
3.750%, 02/15/2028	610	601
Cinemark USA
7.000%, 08/01/2032 (A)	190	198
5.250%, 07/15/2028 (A)	344	342
Clear Channel Outdoor Holdings
7.875%, 04/01/2030 (A)	743	780
7.750%, 04/15/2028 (A)	60	60
7.500%, 03/15/2033 (A)	232	243
7.125%, 02/15/2031 (A)	209	216
CSC Holdings
5.750%, 01/15/2030 (A)	250	95
3.375%, 02/15/2031 (A)	225	145
Directv Financing
8.875%, 02/01/2030 (A)	255	252
5.875%, 08/15/2027 (A)	371	370
DISH DBS
5.750%, 12/01/2028 (A)	28	27
5.250%, 12/01/2026 (A)	435	427
5.125%, 06/01/2029	200	171
DISH Network
11.750%, 11/15/2027 (A)	495	524
EchoStar
10.750%, 11/30/2029	430	473
6.750%cash/0% PIK, 11/30/2030	187	193
GCI
4.750%, 10/15/2028 (A)	1,040	1,011
Gray Media
7.250%, 08/15/2033 (A)	179	177
4.750%, 10/15/2030 (A)	113	87
Hughes Satellite Systems
6.625%, 08/01/2026	230	219
iHeartCommunications
10.875%, 05/01/2030 (A)	442	301
9.125%, 05/01/2029 (A)	62	55
IHS Holding
8.250%, 11/29/2031 (A)	1,170	1,229
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Level 3 Financing
7.000%, 03/31/2034 (A)		$595	$605
6.875%, 06/30/2033 (A)		515	525
Maya SAS
7.000%, 04/15/2032 (A)		325	331
Millicom International Cellular
6.250%, 03/25/2029 (A)		297	300
4.500%, 04/27/2031 (A)		219	207
Sinclair Television Group
8.125%, 02/15/2033 (A)		875	898
5.125%, 02/15/2027 (A)		100	100
Sirius XM Radio
4.000%, 07/15/2028 (A)		755	730
Snap
6.875%, 03/01/2033 (A)		175	179
6.875%, 03/15/2034 (A)		780	789
T-Mobile USA
4.500%, 04/15/2050		1,416	1,191
Turk Telekomunikasyon
7.375%, 05/20/2029 (A)		300	311
Uniti Group
4.750%, 04/15/2028 (A)		370	362
VZ Secured Financing BV
5.000%, 01/15/2032 (A)		485	439
Warnermedia Holdings
5.141%, 03/15/2052		420	313
5.050%, 03/15/2042		395	315
4.279%, 03/15/2032		165	151
Windstream Services
8.250%, 10/01/2031 (A)		210	217
7.500%, 10/15/2033 (A)		395	395
			20,895

Consumer Discretionary — 4.4%
American Axle & Manufacturing
6.375%, 10/15/2032 (A)		200	200
Asbury Automotive Group
5.000%, 02/15/2032 (A)		185	178
4.625%, 11/15/2029 (A)		340	330
Beach Acquisition Bidco
10.000%cash/0% PIK, 07/15/2033 (A)		360	388
5.250%, 07/15/2032 (A)	EUR	156	188
Caesars Entertainment
6.000%, 10/15/2032 (A)		$245	241
4.625%, 10/15/2029 (A)		517	495
CalAtlantic Group
5.250%, 06/01/2026		330	329
Carnival
6.125%, 02/15/2033 (A)		425	436
5.750%, 03/15/2030 (A)		535	546
Champ Acquisition
8.375%, 12/01/2031 (A)		910	967

SEI Institutional Managed Trust	209

SCHEDULE OF INVESTMENTS

September 30, 2025

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Cirsa Finance International Sarl
6.500%, 03/15/2029 (A)	EUR	131	$160
Clarios Global
6.750%, 02/15/2030 (A)		$625	646
6.750%, 09/15/2032 (A)		95	97
Cougar JV Subsidiary
8.000%, 05/15/2032 (A)		578	615
Ford Motor Credit
5.850%, 05/17/2027		343	347
Foundation Building Materials
6.000%, 03/01/2029 (A)		585	593
General Motors
5.950%, 04/01/2049		36	35
General Motors Financial
5.650%, 01/17/2029		165	171
Genting New York
7.250%, 10/01/2029 (A)		860	888
Global Auto Holdings
8.750%, 01/15/2032 (A)		260	253
Hilton Grand Vacations Borrower Escrow
5.000%, 06/01/2029 (A)		665	639
Hyundai Capital America
6.200%, 09/21/2030 (A)		735	784
K Hovnanian Enterprises
8.375%, 10/01/2033 (A)		92	94
8.000%, 04/01/2031 (A)		103	106
LCM Investments Holdings II
4.875%, 05/01/2029 (A)		795	779
Light & Wonder International
6.250%, 10/01/2033 (A)		373	374
MajorDrive Holdings IV
6.375%, 06/01/2029 (A)		695	570
Match Group Holdings II
5.625%, 02/15/2029 (A)		145	144
3.625%, 10/01/2031 (A)		110	100
Melco Resorts Finance
7.625%, 04/17/2032 (A)		525	550
MercadoLibre
3.125%, 01/14/2031		240	222
NCL
6.750%, 02/01/2032 (A)		465	478
6.250%, 09/15/2033 (A)		174	175
5.875%, 01/15/2031 (A)		347	347
New Home
8.500%, 11/01/2030 (A)		770	799
Newell Brands
8.500%, 06/01/2028 (A)		195	206
6.625%, 05/15/2032		170	168
6.375%, 09/15/2027		65	66
6.375%, 05/15/2030		110	109
Nissan Motor Acceptance
6.125%, 09/30/2030 (A)		515	515
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Phinia
6.750%, 04/15/2029 (A)	$235	$242
6.625%, 10/15/2032 (A)	170	175
Qnity Electronics
6.250%, 08/15/2033 (A)	115	117
5.750%, 08/15/2032 (A)	230	232
QXO Building Products
6.750%, 04/30/2032 (A)	265	274
Rakuten Group
8.125%, H15T5Y + 4.250%(A)(B)(C)	270	281
Rivers Enterprise Borrower
6.625%, 02/01/2033 (A)	562	569
Rivers Enterprise Lender
6.250%, 10/15/2030 (A)	255	257
Royal Caribbean Cruises
6.250%, 03/15/2032 (A)	325	336
6.000%, 02/01/2033 (A)	250	256
5.625%, 09/30/2031 (A)	500	510
Sands China
5.400%, 08/08/2028	240	245
3.250%, 08/08/2031	200	184
2.850%, 03/08/2029	200	188
SeaWorld Parks & Entertainment
5.250%, 08/15/2029 (A)	582	572
Staples
12.750%, 01/15/2030 (A)	30	24
10.750%, 09/01/2029 (A)	70	69
Univision Communications
9.375%, 08/01/2032 (A)	375	400
Vail Resorts
5.625%, 07/15/2030 (A)	340	342
Viking Cruises
9.125%, 07/15/2031 (A)	345	370
5.875%, 10/15/2033 (A)	455	456
VOC Escrow
5.000%, 02/15/2028 (A)	235	234
Wand NewCo 3
7.625%, 01/30/2032 (A)	1,025	1,080
Wynn Resorts Finance
7.125%, 02/15/2031 (A)	65	70
Yum! Brands
4.750%, 01/15/2030 (A)	74	74
ZF North America Capital
7.125%, 04/14/2030 (A)	280	277
6.875%, 04/23/2032 (A)	310	297
		23,459
Consumer Staples — 1.3%
Chobani Holdco II
8.750%cash/0% PIK, 10/01/2029 (A)	104	111
Constellation Brands
3.150%, 08/01/2029	560	539

210	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Fiesta Purchaser
9.625%, 09/15/2032 (A)	$439	$474
Kraft Heinz Foods
4.375%, 06/01/2046	1,561	1,299
Mars
5.200%, 03/01/2035 (A)	925	945
5.000%, 03/01/2032 (A)	675	691
4.800%, 03/01/2030 (A)	775	790
Opal Bidco SAS
6.500%, 03/31/2032 (A)	885	907
Post Holdings
6.375%, 03/01/2033 (A)	685	691
Simmons Foods
4.625%, 03/01/2029 (A)	85	81
United Natural Foods
6.750%, 10/15/2028 (A)	395	395
		6,923
Energy — 6.6%
Aethon United BR
7.500%, 10/01/2029 (A)	175	183
Antero Midstream Partners
5.750%, 10/15/2033 (A)	273	272
Archrock Partners
6.625%, 09/01/2032 (A)	320	328
Aris Water Holdings
7.250%, 04/01/2030 (A)	340	359
BKV Upstream Midstream
7.500%, 10/15/2030 (A)	280	280
Blue Racer Midstream
7.250%, 07/15/2032 (A)	300	315
Buckeye Partners
6.875%, 07/01/2029 (A)	405	420
6.750%, 02/01/2030 (A)	190	197
California Resources
7.000%, 01/15/2034 (A)	240	238
Chord Energy
6.750%, 03/15/2033 (A)	425	431
6.000%, 10/01/2030 (A)	385	382
Civitas Resources
9.625%, 06/15/2033 (A)	210	222
8.375%, 07/01/2028 (A)	230	238
CNX Midstream Partners
4.750%, 04/15/2030 (A)	280	269
CNX Resources
7.250%, 03/01/2032 (A)	410	425
Columbia Pipelines Operating
6.036%, 11/15/2033 (A)	595	635
CQP Holdco
5.500%, 06/15/2031 (A)	689	683
Crescent Energy Finance
7.625%, 04/01/2032 (A)	165	164
7.375%, 01/15/2033 (A)	1,045	1,017
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Delek Logistics Partners
8.625%, 03/15/2029 (A)	$265	$276
7.375%, 06/30/2033 (A)	625	636
Ecopetrol
6.875%, 04/29/2030	810	830
Energy Transfer
7.125%, H15T5Y + 5.306%(B)(C)	50	52
EQT
7.500%, 06/01/2030	160	177
Excelerate Energy
8.000%, 05/15/2030 (A)	415	442
Expand Energy
4.750%, 02/01/2032	865	850
Genesis Energy
7.875%, 05/15/2032	465	485
7.750%, 02/01/2028	305	307
Global Partners
6.875%, 01/15/2029	355	358
Hilcorp Energy I
8.375%, 11/01/2033 (A)	280	294
Howard Midstream Energy Partners
7.375%, 07/15/2032 (A)	390	405
6.625%, 01/15/2034 (A)	405	413
Kinetik Holdings
6.625%, 12/15/2028 (A)	150	154
5.875%, 06/15/2030 (A)	510	513
Kodiak Gas Services
7.250%, 02/15/2029 (A)	578	600
6.750%, 10/01/2035 (A)	210	215
6.500%, 10/01/2033 (A)	320	326
Matador Resources
6.875%, 04/15/2028 (A)	505	515
6.500%, 04/15/2032 (A)	245	247
6.250%, 04/15/2033 (A)	353	355
Murphy Oil
6.000%, 10/01/2032	261	258
Nabors Industries
7.375%, 05/15/2027 (A)	277	281
NFE Financing
12.000%, 11/15/2029 (A)	327	96
Noble Finance II
8.000%, 04/15/2030 (A)	845	875
Northern Oil & Gas
8.125%, 03/01/2028 (A)	250	254
7.875%, 10/15/2033 (A)	180	179
NuStar Logistics
6.375%, 10/01/2030	445	461
Occidental Petroleum
7.950%, 06/15/2039	600	704
7.150%, 05/15/2028	190	201
6.625%, 09/01/2030	650	696
4.400%, 08/15/2049	20	15

SEI Institutional Managed Trust	211

SCHEDULE OF INVESTMENTS

September 30, 2025

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
ONEOK
6.350%, 01/15/2031	$305	$328
Pan American Energy
8.500%, 04/30/2032 (A)	350	366
Permian Resources Operating
9.875%, 07/15/2031 (A)	296	322
7.000%, 01/15/2032 (A)	190	197
6.250%, 02/01/2033 (A)	265	270
Petroleos de Venezuela
6.000%, 05/16/2025 (D)	3,790	608
6.000%, 11/15/2026 (D)	1,110	178
5.500%, 04/12/2037 (D)	130	21
5.375%, 04/12/2027 (D)	2,570	411
Petroleos Mexicanos
7.690%, 01/23/2050	406	369
6.950%, 01/28/2060	207	170
6.840%, 01/23/2030	740	753
6.700%, 02/16/2032	70	69
6.490%, 01/23/2027	73	74
5.950%, 01/28/2031	370	359
5.350%, 02/12/2028	180	179
4.500%, 01/23/2026	40	40
Petroleos Mexicanos MTN
6.750%, 09/21/2047	16	13
Plains All American Pipeline
8.583%, TSFR3M + 4.372%(B)(C)	560	561
Prairie Acquiror
9.000%, 08/01/2029 (A)	625	651
Puma International Financing
7.750%, 04/25/2029 (A)	350	362
Range Resources
8.250%, 01/15/2029	45	46
Rockies Express Pipeline
7.500%, 07/15/2038 (A)	85	90
6.875%, 04/15/2040 (A)	55	57
6.750%, 03/15/2033 (A)	330	344
SESI
7.875%, 09/30/2030 (A)	55	55
SM Energy
7.000%, 08/01/2032 (A)	270	270
6.750%, 08/01/2029 (A)	170	171
Sunoco
7.875%, H15T5Y + 4.230%(A)(B)(C)	755	767
7.250%, 05/01/2032 (A)	215	226
6.250%, 07/01/2033 (A)	285	290
Tallgrass Energy Partners
7.375%, 02/15/2029 (A)	340	350
6.750%, 03/15/2034 (A)	285	282
6.000%, 12/31/2030 (A)	155	153
Tidewater
9.125%, 07/15/2030 (A)	625	670
TransMontaigne Partners
8.500%, 06/15/2030 (A)	960	1,000
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Transocean International
8.750%, 02/15/2030 (A)	$49	$51
8.500%, 05/15/2031 (A)	115	113
8.250%, 05/15/2029 (A)	115	113
7.875%, 10/15/2032 (A)	160	160
Transocean Poseidon
6.875%, 02/01/2027 (A)	151	151
Transocean Titan Financing
8.375%, 02/01/2028 (A)	146	149
USA Compression Partners
7.125%, 03/15/2029 (A)	415	428
6.250%, 10/01/2033 (A)	225	226
Venture Global Calcasieu Pass
6.250%, 01/15/2030 (A)	375	391
4.125%, 08/15/2031 (A)	190	179
Venture Global LNG
9.875%, 02/01/2032 (A)	205	223
8.125%, 06/01/2028 (A)	63	65
7.000%, 01/15/2030 (A)	375	388
Venture Global Plaquemines LNG
6.750%, 01/15/2036 (A)	330	351
6.500%, 01/15/2034 (A)	330	347
Weatherford International
6.750%, 10/15/2033 (A)	300	300
Wildfire Intermediate Holdings
7.500%, 10/15/2029 (A)	175	177
YPF
8.250%, 01/17/2034 (A)	780	751
		35,163
Financials — 11.2%
Acrisure
8.250%, 02/01/2029 (A)	180	188
6.750%, 07/01/2032 (A)	255	262
6.000%, 08/01/2029 (A)	1,065	1,050
AG Issuer
6.250%, 03/01/2028 (A)	736	737
Alliant Holdings Intermediate
7.375%, 10/01/2032 (A)	410	422
6.750%, 10/15/2027 (A)	395	396
Ally Financial
4.700%, H15T7Y + 3.481%(B)(C)	1,235	1,138
American International Group
3.400%, 06/30/2030	215	206
APH Somerset Investor 2
7.875%, 11/01/2029 (A)	720	751
Ardonagh Group Finance
8.875%, 02/15/2032 (A)	1,671	1,757
Aviation Capital Group
1.950%, 01/30/2026 (A)	330	327
B3 - Brasil Bolsa Balcao
4.125%, 09/20/2031 (A)	300	282

212	SEI Institutional Managed Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Banco Mercantil del Norte
7.500%, H15T10Y + 5.470%(A)(B)(C)		$570	$583
Banco Santander
6.921%, 08/08/2033		600	668
4.250%, 04/11/2027		200	200
3.306%, 06/27/2029		400	387
Bank of America
5.202%, SOFRRATE + 1.630%, 04/25/2029 (B)		995	1,020
3.419%, TSFR3M + 1.302%, 12/20/2028 (B)		1,975	1,945
Bank of America MTN
5.015%, SOFRRATE + 2.160%, 07/22/2033 (B)		525	537
3.824%, TSFR3M + 1.837%, 01/20/2028 (B)		1,425	1,418
Bank of New York Mellon MTN
4.596%, SOFRRATE + 1.755%, 07/26/2030 (B)		75	76
Barclays
8.000%, H15T5Y + 5.431%(B)(C)		930	984
Belron UK Finance
5.750%, 10/15/2029 (A)		215	218
BNP Paribas
7.750%, H15T5Y + 4.899%(A)(B)(C)		270	286
BPCE
4.625%, 09/12/2028 (A)		250	251
2.277%, SOFRRATE + 1.312%, 01/20/2032 (A)(B)		375	331
Broadstreet Partners Group
5.875%, 04/15/2029 (A)		790	788
Citigroup
4.910%, SOFRRATE + 2.086%, 05/24/2033 (B)		535	541
4.125%, 07/25/2028		1,360	1,359
4.000%, H15T5Y + 3.597%(B)(C)		250	249
Commerzbank
7.500%, USISSO05 + 4.322%(B)(C)		600	630
Cooperatieve Rabobank UA
4.625%, EUSA5 + 4.098%(B)(C)	EUR	800	943
Credit Acceptance
6.625%, 03/15/2030 (A)		$380	381
Credit Agricole
8.125%, USSW5 + 6.185%(A)(B)(C)		300	302
Deutsche Bank
6.000%, H15T5Y + 4.524%(B)(C)		200	200
Fidus Re
6.411%, T-BILL 1MO + 2.500%, 01/08/2037 (A)(B)		900	900
Focus Financial Partners
6.750%, 09/15/2031 (A)		917	939
Freedom Mortgage
6.625%, 01/15/2027 (A)		665	664
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Freedom Mortgage Holdings
9.250%, 02/01/2029 (A)	$225	$237
7.875%, 04/01/2033 (A)	55	56
goeasy
6.875%, 02/15/2031 (A)	445	431
Howden UK Refinance
8.125%, 02/15/2032 (A)	780	809
HSBC Holdings
4.950%, 03/31/2030	226	232
HUB International
7.375%, 01/31/2032 (A)	280	292
Intercontinental Exchange
2.100%, 06/15/2030	750	682
Intesa Sanpaolo
7.800%, 11/28/2053 (A)	530	655
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)	330	331
Jane Street Group
7.125%, 04/30/2031 (A)	290	304
6.125%, 11/01/2032 (A)	580	588
JPMorgan Chase
6.500%, H15T5Y + 2.152%(B)(C)	1,120	1,159
5.572%, SOFRRATE + 1.680%, 04/22/2036 (B)	330	348
4.912%, SOFRRATE + 2.080%, 07/25/2033 (B)	530	540
4.323%, SOFRRATE + 1.560%, 04/26/2028 (B)	1,870	1,875
2.956%, TSFR3M + 2.515%, 05/13/2031 (B)	230	216
Ladder Capital Finance Holdings LLLP
7.000%, 07/15/2031 (A)	350	367
M&T Bank
5.053%, SOFRRATE + 1.850%, 01/27/2034 (B)	495	496
Mcclatchy Media
8.000%, 03/01/2028 (A)	1,154	1,177
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)	1,195	1,187
Morgan Stanley
5.664%, SOFRRATE + 1.757%, 04/17/2036 (B)	285	301
4.210%, SOFRRATE + 1.610%, 04/20/2028 (B)	1,820	1,822
Morgan Stanley MTN
5.164%, SOFRRATE + 1.590%, 04/20/2029 (B)	815	834
4.889%, SOFRRATE + 2.076%, 07/20/2033 (B)	525	533
3.950%, 04/23/2027	565	564
1.794%, SOFRRATE + 1.034%, 02/13/2032 (B)	585	510

SEI Institutional Managed Trust	213

SCHEDULE OF INVESTMENTS

September 30, 2025

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nationstar Mortgage Holdings
5.500%, 08/15/2028 (A)		$185	$185
Nationwide Building Society
3.960%, US0003M + 1.855%, 07/18/2030 (A)(B)		450	443
NatWest Group
4.500%, GUKG5 + 3.992%(B)(C)	GBP	760	981
Navient
9.375%, 07/25/2030		$395	437
5.500%, 03/15/2029		309	303
OneMain Finance
7.125%, 09/15/2032		820	847
6.625%, 05/15/2029		400	411
Osaic Holdings
8.000%, 08/01/2033 (A)		14	15
6.750%, 08/01/2032 (A)		14	14
Oxford Finance
6.375%, 02/01/2027 (A)		310	310
PennyMac Financial Services
6.875%, 05/15/2032 (A)		405	420
PNC Financial Services Group
6.200%, H15T5Y + 3.238%(B)(C)		1,260	1,281
Rocket
6.375%, 08/01/2033 (A)		280	289
6.125%, 08/01/2030 (A)		325	334
Rocket Mortgage
3.625%, 03/01/2029 (A)		340	324
Ryan Specialty
5.875%, 08/01/2032 (A)		310	313
Starwood Property Trust
7.250%, 04/01/2029 (A)		150	157
6.500%, 07/01/2030 (A)		495	512
5.750%, 01/15/2031 (A)		365	365
State Street
6.700%, H15T5Y + 2.613%(B)(C)		100	104
Stonex Escrow Issuer
6.875%, 07/15/2032 (A)		190	196
StoneX Group
7.875%, 03/01/2031 (A)		420	442
Toronto-Dominion Bank
8.125%, H15T5Y + 4.075%, 10/31/2082 (B)		200	211
Truist Financial
6.669%, H15T5Y + 3.003%(B)(C)		1,025	1,030
UBS Group
9.250%, H15T5Y + 4.745%(A)(B)(C)		480	529
7.750%, USISSO05 + 4.160%(A)(B)(C)		270	291
7.000%, USISSO05 + 3.296%(A)(B)(C)		269	274
6.600%, USISSO05 + 3.122%(A)(B)(C)		501	504
3.875%, H15T5Y + 3.098%(A)(B)(C)		1,232	1,215
3.869%, US0003M + 1.410%, 01/12/2029 (A)(B)		600	595
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.746%, H15T1Y + 1.100%, 02/11/2033 (A)(B)	$340	$303
United Wholesale Mortgage
5.500%, 04/15/2029 (A)	421	415
USI
7.500%, 01/15/2032 (A)	215	225
UWM Holdings
6.250%, 03/15/2031 (A)	553	550
VFH Parent
7.500%, 06/15/2031 (A)	265	274
Walker & Dunlop
6.625%, 04/01/2033 (A)	250	256
Wells Fargo
7.625%, H15T5Y + 3.606%(B)(C)	500	535
6.850%, H15T5Y + 2.767%(B)(C)	425	447
Wells Fargo MTN
4.897%, SOFRRATE + 2.100%, 07/25/2033 (B)	1,155	1,174
4.100%, 06/03/2026	845	844
Yapi ve Kredi Bankasi
9.250%, H15T5Y + 5.278%, 01/17/2034 (A)(B)	340	361
		59,578
Health Care — 2.4%
1261229 BC
10.000%, 04/15/2032 (A)	310	318
AdaptHealth
6.125%, 08/01/2028 (A)	445	444
5.125%, 03/01/2030 (A)	250	238
4.625%, 08/01/2029 (A)	190	180
Amgen Inc
5.250%, 03/02/2033	840	870
Amneal Pharmaceuticals
6.875%, 08/01/2032 (A)	126	130
AthenaHealth Group
6.500%, 02/15/2030 (A)	810	803
Bausch Health
5.000%, 01/30/2028 (A)	115	99
Bayer US Finance II
4.375%, 12/15/2028 (A)	300	299
4.250%, 12/15/2025 (A)	500	499
Becton Dickinson
2.823%, 05/20/2030	585	548
CVS Health
4.300%, 03/25/2028	890	890
3.750%, 04/01/2030	550	533
DaVita
6.750%, 07/15/2033 (A)	435	449
3.750%, 02/15/2031 (A)	714	654
Global Medical Response
7.375%, 10/01/2032 (A)	203	209

214	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
LifePoint Health
9.875%, 08/15/2030 (A)	$290	$314
5.375%, 01/15/2029 (A)	490	467
Medline Borrower
6.250%, 04/01/2029 (A)	115	118
5.250%, 10/01/2029 (A)	570	565
3.875%, 04/01/2029 (A)	420	405
Molina Healthcare
6.250%, 01/15/2033 (A)	565	571
Perrigo Finance Unlimited
6.125%, 09/30/2032	155	156
Prime Healthcare Services
9.375%, 09/01/2029 (A)	290	302
Select Medical
6.250%, 12/01/2032 (A)	775	775
Sotera Health Holdings
7.375%, 06/01/2031 (A)	280	294
Team Health Holdings
13.500%cash/0% PIK, 06/30/2028 (A)	519	561
8.375%, 06/30/2028 (A)	154	157
Tenet Healthcare
6.125%, 06/15/2030	291	295
Teva Pharmaceutical Finance Netherlands III BV
4.100%, 10/01/2046	655	489
Teva Pharmaceutical Finance Netherlands IV BV
5.750%, 12/01/2030	290	299
		12,931
Industrials — 5.4%
Adani Ports & Special Economic Zone
4.000%, 07/30/2027	1,825	1,790
Air Lease MTN
3.750%, 06/01/2026	560	557
American Airlines
5.750%, 04/20/2029 (A)	481	483
American News
8.500%cash/0% PIK, 09/01/2026 (A)	1,242	1,401
Amsted Industries
6.375%, 03/15/2033 (A)	115	118
APi Group DE
4.125%, 07/15/2029 (A)	851	820
Arcosa
6.875%, 08/15/2032 (A)	115	120
4.375%, 04/15/2029 (A)	335	326
Avis Budget Car Rental
8.375%, 06/15/2032 (A)	180	188
Axon Enterprise
6.250%, 03/15/2033 (A)	180	185
6.125%, 03/15/2030 (A)	175	180
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Beacon Mobility
7.250%, 08/01/2030 (A)		$320	$333
Boeing
5.805%, 05/01/2050		330	330
5.150%, 05/01/2030		140	144
3.450%, 11/01/2028		355	347
3.250%, 03/01/2028		395	385
Bombardier
7.000%, 06/01/2032 (A)		265	277
6.750%, 06/15/2033 (A)		30	31
CACI International
6.375%, 06/15/2033 (A)		220	227
CoreCivic
4.750%, 10/15/2027		535	527
Efesto Bidco Efesto US
7.500%, 02/15/2032 (A)		665	677
Garda World Security
8.375%, 11/15/2032 (A)		230	239
8.250%, 08/01/2032 (A)		185	192
7.750%, 02/15/2028 (A)		165	169
GFL Environmental
6.750%, 01/15/2031 (A)		195	204
Global Infrastructure Solutions
7.500%, 04/15/2032 (A)		300	317
5.625%, 06/01/2029 (A)		580	570
Herc Holdings
7.000%, 06/15/2030 (A)		380	395
Hertz
12.625%, 07/15/2029 (A)		203	215
Hillenbrand
6.250%, 02/15/2029		202	207
3.750%, 03/01/2031		389	367
Husky Injection Molding Systems
9.000%, 02/15/2029 (A)		555	580
Icahn Enterprises
10.000%, 11/15/2029 (A)		775	778
Johnson Controls International
4.900%, 12/01/2032		140	143
Luna 1.5 Sarl
12.000%, 07/01/2032 (A)		1,573	1,629
Luna 2 5SARL
5.500%, 07/01/2032 (A)	EUR	224	268
Madison IAQ
5.875%, 06/30/2029 (A)		$310	306
Mexico City Airport Trust
3.875%, 04/30/2028 (A)		1,190	1,161
MHP Lux
6.950%, 04/03/2026		984	929
MV24 Capital BV
6.748%, 06/01/2034		1,677	1,663
6.748%, 06/01/2034 (A)		146	145
OneSky Flight
8.875%, 12/15/2029 (A)		580	610

SEI Institutional Managed Trust	215

SCHEDULE OF INVESTMENTS

September 30, 2025

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Otis Worldwide
2.565%, 02/15/2030		$1,335	$1,243
Rand Parent
8.500%, 02/15/2030 (A)		555	577
Regal Rexnord
6.300%, 02/15/2030		535	567
RXO
7.500%, 11/15/2027 (A)		340	346
Spirit AeroSystems
9.750%, 11/15/2030 (A)		495	544
Standard Building Solutions
6.500%, 08/15/2032 (A)		540	554
Standard Industries
4.375%, 07/15/2030 (A)		425	407
Terex
6.250%, 10/15/2032 (A)		190	193
TK Elevator US Newco
5.250%, 07/15/2027 (A)		380	379
TransDigm
7.125%, 12/01/2031 (A)		15	16
6.750%, 08/15/2028 (A)		355	362
6.625%, 03/01/2032 (A)		235	242
4.875%, 05/01/2029		449	442
4.625%, 01/15/2029		90	88
Verisure Holding
3.250%, 02/15/2027 (A)	EUR	375	440
Veritiv Operating
10.500%, 11/30/2030 (A)		$25	27
Vertiv Group
4.125%, 11/15/2028 (A)		215	210
VistaJet Malta Finance
9.500%, 06/01/2028 (A)		283	295
7.875%, 05/01/2027 (A)		675	685
VT Topco
8.500%, 08/15/2030 (A)		283	288
Waste Pro USA
7.000%, 02/01/2033 (A)		215	223
XPO
7.125%, 02/01/2032 (A)		255	268
			28,929
Information Technology — 2.9%
Ahead DB Holdings
6.625%, 05/01/2028 (A)		1,105	1,105
Amkor Technology
5.875%, 10/01/2033 (A)		201	203
Broadcom
3.500%, 02/15/2041 (A)		495	407
3.469%, 04/15/2034 (A)		165	151
3.419%, 04/15/2033 (A)		1,080	1,000
3.187%, 11/15/2036 (A)		53	45
Castle US Holding
10.000%, 06/30/2031 (A)		1,214	182
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Clarivate Science Holdings
4.875%, 07/01/2029 (A)		$616	$582
Cloud Software Group
8.250%, 06/30/2032 (A)		718	761
6.625%, 08/15/2033 (A)		35	36
CommScope
9.500%, 12/15/2031 (A)		295	305
8.250%, 03/01/2027 (A)		135	137
CoreWeave
9.250%, 06/01/2030 (A)		735	759
9.000%, 02/01/2031 (A)		991	1,016
Dell International
5.300%, 10/01/2029		75	78
Diebold Nixdorf
7.750%, 03/31/2030 (A)		560	591
Elastic
4.125%, 07/15/2029 (A)		455	437
Gen Digital
6.250%, 04/01/2033 (A)		270	276
Imola Merger
4.750%, 05/15/2029 (A)		464	451
McAfee
7.375%, 02/15/2030 (A)		1,087	1,008
NXP BV
3.400%, 05/01/2030		215	206
Oracle
6.250%, 11/09/2032		2,035	2,212
2.950%, 04/01/2030		98	92
2.875%, 03/25/2031		510	468
Prosus MTN
4.027%, 08/03/2050 (A)		560	392
3.061%, 07/13/2031 (A)		300	272
Sprint Capital
8.750%, 03/15/2032		480	585
TeamSystem
3.500%, 02/15/2028 (A)	EUR	300	350
United Group BV
6.286%, EUR003M + 4.250%, 02/15/2031 (B)		215	253
4.625%, 08/15/2028 (A)		450	527
Virtusa
7.125%, 12/15/2028 (A)		$308	301
			15,188
Materials — 2.2%
Anglo American Capital
5.625%, 04/01/2030 (A)		500	522
AngloGold Ashanti Holdings
3.750%, 10/01/2030		730	696
ARD Finance
6.500%cash/0% PIK, 06/30/2027 (A)		1,144	29
Ardagh Packaging Finance
5.250%, 08/15/2027 (A)		259	98

216	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Avient
7.125%, 08/01/2030 (A)	$335	$344
Axalta Coating Systems
3.375%, 02/15/2029 (A)	642	608
Berry Global
1.570%, 01/15/2026	305	302
Celanese US Holdings
6.750%, 04/15/2033	155	154
6.500%, 04/15/2030	110	111
Chemours
8.000%, 01/15/2033 (A)	245	244
4.625%, 11/15/2029 (A)	425	384
Cleveland-Cliffs
7.500%, 09/15/2031 (A)	175	181
6.875%, 11/01/2029 (A)	220	224
Huntsman International
4.500%, 05/01/2029	335	321
Ingevity
3.875%, 11/01/2028 (A)	485	466
Inversion Escrow Issuer
6.750%, 08/01/2032 (A)	550	542
LABL
8.625%, 10/01/2031 (A)	340	250
Methanex US Operations
6.250%, 03/15/2032 (A)	290	295
Mineral Resources
7.000%, 04/01/2031 (A)	245	248
Newmont
3.250%, 05/13/2030	119	114
Novelis
6.875%, 01/30/2030 (A)	155	161
Olympus Water US Holding
7.250%, 06/15/2031 (A)	365	370
7.250%, 02/15/2033 (A)	1,215	1,216
Quikrete Holdings
6.750%, 03/01/2033 (A)	420	436
6.375%, 03/01/2032 (A)	385	399
Sasol Financing USA
5.500%, 03/18/2031	240	211
Scotts Miracle-Gro
4.000%, 04/01/2031	551	509
Smyrna Ready Mix Concrete
8.875%, 11/15/2031 (A)	1,076	1,136
SNF Group
3.375%, 03/15/2030 (A)	310	288
Solstice Advanced Materials
5.625%, 09/30/2033 (A)	75	75
Suzano Austria GmbH
3.125%, 01/15/2032	290	260
WR Grace Holdings
5.625%, 08/15/2029 (A)	445	414
		11,608
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Real Estate — 0.6%
Agree
2.900%, 10/01/2030	$165	$154
Alexandria Real Estate Equities
3.375%, 08/15/2031	355	332
Anywhere Real Estate Group
5.750%, 01/15/2029 (A)	295	283
CoStar Group
2.800%, 07/15/2030 (A)	585	535
Essex Portfolio
3.000%, 01/15/2030	370	350
MPT Operating Partnership
8.500%, 02/15/2032 (A)	25	27
5.000%, 10/15/2027	255	247
Prologis
1.750%, 07/01/2030	280	250
Realty Income
2.850%, 12/15/2032	355	317
RHP Hotel Properties
6.500%, 06/15/2033 (A)	95	98
Service Properties Trust
0.000%, 09/30/2027 (A)(E)	45	40
XHR
4.875%, 06/01/2029 (A)	653	640
		3,273
Utilities — 1.3%
Alliant Energy Finance
4.250%, 06/15/2028 (A)	115	114
American Electric Power
2.300%, 03/01/2030	280	256
Berkshire Hathaway Energy
4.250%, 10/15/2050	165	135
California Buyer
6.375%, 02/15/2032 (A)	650	666
Eskom Holdings SOC MTN
6.350%, 08/10/2028	300	308
Lightning Power
7.250%, 08/15/2032 (A)	365	387
NextEra Energy Capital Holdings
6.500%, H15T5Y + 1.979%, 08/15/2055 (B)	415	439
6.375%, H15T5Y + 2.053%, 08/15/2055 (B)	280	291
NiSource
3.600%, 05/01/2030	50	48
NRG Energy
6.000%, 01/15/2036 (A)	410	410
5.750%, 07/15/2029 (A)	666	667
Pike
8.625%, 01/31/2031 (A)	45	48
5.500%, 09/01/2028 (A)	648	646

SEI Institutional Managed Trust	217

SCHEDULE OF INVESTMENTS

September 30, 2025

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sempra
3.400%, 02/01/2028	$1,005	$986
Southern California Edison
4.200%, 03/01/2029	420	415
Vistra Operations
6.875%, 04/15/2032 (A)	190	199
WBI Operating
6.500%, 10/15/2033 (A)	370	369
6.250%, 10/15/2030 (A)	425	425
		6,809

Total Corporate Obligations
(Cost $228,465) ($ Thousands)		224,756

ASSET-BACKED SECURITIES — 13.4%
Automotive — 2.5%
Ally Bank Auto Credit-Linked Notes, Ser 2024-A, Cl E
7.917%, 05/17/2032(A)	541	555
Avis Budget Rental Car Funding AESOP, Ser 2025-2A, Cl D
7.430%, 10/20/2028(A)	1,000	1,023
Carmax Select Receivables Trust, Ser 2024- A, Cl D
6.270%, 12/16/2030	1,000	1,029
Exeter Automobile Receivables Trust, Ser 2024-4A, Cl E
7.650%, 02/17/2032(A)	1,480	1,541
Exeter Select Automobile Receivables Trust, Ser 2025-2, Cl E
6.870%, 02/15/2033(A)	690	692
FCCU Auto Receivables Trust, Ser 2024-1A, Cl C
6.000%, 10/15/2030(A)	1,000	1,030
FCCU Auto Receivables Trust, Ser 2024-1A, Cl D
6.780%, 07/15/2032(A)	1,000	1,035
LAD Auto Receivables Trust, Ser 2024-2A, Cl D
6.370%, 10/15/2031(A)	1,200	1,241
Octane Receivables Trust, Ser 2024-2A, Cl C
5.900%, 07/20/2032(A)	1,000	1,021
PenFed Auto Receivables Owner Trust, Ser 2024-A, Cl D
5.780%, 09/15/2032(A)	685	699
Santander Bank Auto Credit-Linked Notes, Ser 2023-B, Cl E
8.408%, 12/15/2033(A)	741	755
SBNA Auto Receivables Trust, Ser 2025- SF1, Cl C
5.140%, 04/15/2031(A)	600	602
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SCCU Auto Receivables Trust, Ser 2024-1A, Cl D
6.250%, 07/15/2032(A)	$1,000	$1,014
Securitized Term Auto Receivables Trust, Ser 2025-A, Cl D
6.746%, 07/25/2031(A)	354	361
Strike Acceptance Auto Funding Trust, Ser 2025-1A, Cl C
8.700%, 04/15/2032(A)	500	500
		13,098
Mortgate-Related Securities — 1.1%
FIGRE Trust, Ser 2024-SL1, Cl M1
6.027%, 07/25/2053(A)(B)	1,000	1,022
FIGRE Trust, Ser 2025-HE1, Cl A
5.829%, 01/25/2055(A)(B)	429	436
Towd Point Mortgage Trust, Ser 2024-CES3, Cl A1
6.290%, 05/25/2064(A)(B)	679	688
Towd Point Mortgage Trust, Ser 2024-CES3, Cl A2
6.413%, 05/25/2064(A)(B)	1,000	1,017
Unlock HEA Trust, Ser 2024-1, Cl A
7.000%, 04/25/2039(A)	929	931
Unlock HEA Trust, Ser 2024-2, Cl B
7.500%, 10/25/2039(A)	500	498
Unlock HEA Trust, Ser 2024-2, Cl C
6.000%, 10/25/2039(A)	500	386
Vista Point Securitization Trust, Ser 2024- CES1, Cl M1
7.482%, 05/25/2054(A)(F)	1,000	1,014
		5,992
Other Asset-Backed Securities — 9.8%
Affirm Asset Securitization Trust, Ser 2024- X2, Cl D
6.080%, 12/17/2029(A)	500	505
Affirm Master Trust, Ser 2025-2A, Cl B
5.060%, 07/15/2033(A)	600	604
ALLO Issuer, Ser 2024-1A, Cl C
11.190%, 07/20/2054(A)	1,000	1,078
AMMC CLO, Ser 2024-30A, Cl D
8.818%, TSFR3M + 4.500%, 01/15/2037(A)(B)	250	251
Bayview Opportunity Master Fund VII, Ser 2024-EDU1, Cl C
6.156%, SOFR30A + 1.800%, 06/25/2047(A)(B)	914	911
Birch Grove CLO, Ser 2024-19A, Cl D1RR
8.172%, TSFR3M + 3.850%, 07/17/2037(A)(B)	220	221

218	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Blue Owl Asset Leasing Trust, Ser 2024-1A, Cl C
6.380%, 01/15/2031(A)	$1,250	$1,276
Capital Automotive REIT, Ser 2024-2A, Cl A2
5.250%, 05/15/2054(A)	983	979
CARS-DB7, Ser 2023-1A, Cl B
7.750%, 09/15/2053(A)	1,300	1,312
CIFC Funding, Ser 2024-3A, Cl D1R
8.026%, TSFR3M + 3.700%, 04/20/2037(A)(B)	210	210
CLI Funding VIII, Ser 2025-R, Cl A
6.610%, 06/21/2050(A)	903	895
College Ave Student Loans, Ser 2024-B, Cl B
6.080%, 08/25/2054(A)	1,000	1,032
Commonbond Student Loan Trust, Ser 2020-1, Cl B
2.820%, 10/25/2051(A)	750	669
Commonbond Student Loan Trust, Ser 2021-BGS, Cl B
1.640%, 09/25/2051(A)	1,209	988
CQS US CLO, Ser 2024-1A, Cl D1R
7.726%, TSFR3M + 3.400%, 01/20/2035(A)(B)	1,850	1,851
Foundation Finance Trust, Ser 2021-1A, Cl D
4.960%, 05/15/2041(A)	1,098	1,075
Foundation Finance Trust, Ser 2024-1A, Cl D
8.130%, 12/15/2049(A)	832	873
Frontier Issuer, Ser 2024-1, Cl A2
6.190%, 06/20/2054(A)	1,000	1,031
Frontier Issuer, Ser 2024-1, Cl B
7.020%, 06/20/2054(A)	1,000	1,043
GBX Leasing, Ser 2023-1A, Cl A
6.420%, 11/20/2053(A)	966	997
Goddard Funding, Ser 2024-1A, Cl A2
6.834%, 10/30/2054(A)	993	1,016
GoodLeap Home Improvement Solutions Trust, Ser 2024-1A, Cl B
6.380%, 10/20/2046(A)	422	435
GoodLeap Home Improvement Solutions Trust, Ser 2025-1A, Cl A
5.380%, 02/20/2049(A)	386	392
GreenSky Home Improvement Issuer Trust, Ser 2025-2A, Cl E
7.790%, 06/25/2060(A)	1,000	1,015
GreenSky Home Improvement Trust, Ser 2024-1, Cl D
7.330%, 06/25/2059(A)	926	961
GreenSky Home Improvement Trust, Ser 2024-1, Cl E
9.000%, 06/25/2059(A)	926	964
Hayfin US XV, Ser 2024-15A, Cl D1
8.574%, TSFR3M + 4.260%, 04/28/2037(A)(B)	300	301
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hilton Grand Vacations Trust, Ser 2024-2A, Cl C
5.990%, 03/25/2038(A)	$603	$611
Hilton Grand Vacations Trust, Ser 2024-2A, Cl D
6.910%, 03/25/2038(A)	603	619
Hilton Grand Vacations Trust, Ser 2024-3A, Cl C
5.710%, 08/27/2040(A)	1,051	1,064
HINNT, Ser 2024-A, Cl D
7.000%, 03/15/2043(A)	521	518
HINNT, Ser 2025-A, Cl D
8.220%, 03/15/2044(A)	581	589
Mariner Finance Issuance Trust, Ser 2024- AA, Cl C
6.000%, 09/22/2036(A)	1,000	1,022
Mariner Finance Issuance Trust, Ser 2024- AA, Cl D
6.770%, 09/22/2036(A)	1,000	1,026
Marlette Funding Trust, Ser 2024-1A, Cl B
6.070%, 07/17/2034(A)	991	998
Mosaic Solar Loan Trust, Ser 2025-1A, Cl B
7.120%, 08/22/2050(A)	434	434
Navient Private Education Refi Loan Trust, Ser 2020-FA, Cl B
2.690%, 07/15/2069(A)	320	275
Navient Private Education Refi Loan Trust, Ser 2024-A, Cl B
6.070%, 10/15/2072(A)	1,000	1,022
Navient Refinance Loan Trust, Ser 2025-A, Cl C
6.140%, 02/16/2055(A)	1,000	1,022
Nelnet Student Loan Trust, Ser 2025-CA, Cl C
5.150%, 06/22/2065(A)	1,000	995
New Economy Assets - Phase 1 Sponsor, Ser 2021-1, Cl A1
1.910%, 10/20/2061(A)	750	626
Oak Street Investment Grade Net Lease Fund, Ser 2020-1A, Cl A1
1.850%, 11/20/2050(A)	867	828
Oxford Finance Credit Fund III, Ser 2024-A, Cl A2
6.675%, 01/14/2032(A)	400	405
Pagaya AI Debt Grantor Trust, Ser 2024- 10, Cl E
10.412%, 06/15/2032(A)	960	989
Pagaya AI Debt Trust, Ser 2023-8, Cl B
7.958%, 06/16/2031(A)	375	383
Palmer Square Loan Funding, Ser 2024-3A, Cl CR
7.318%, TSFR3M + 3.000%, 04/15/2031(A)(B)	430	431

SEI Institutional Managed Trust	219

SCHEDULE OF INVESTMENTS

September 30, 2025

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Planet Fitness Master Issuer, Ser 2024-1A, Cl A2I
5.765%, 06/05/2054(A)	$990	$1,010
PVOne, Ser 2023-1A, Cl A
7.250%, 07/16/2035(A)	135	135
Rad CLO, Ser 2023-22A, Cl B
6.996%, TSFR3M + 2.670%, 01/20/2037(A)(B)	950	951
Reach ABS Trust, Ser 2025-1A, Cl B
5.340%, 08/16/2032(A)	500	507
Retained Vantage Data Centers Issuer, Ser 2024-1A, Cl B
5.775%, 09/15/2049(A)	1,000	1,008
Rockford Tower CLO, Ser 2023-1A, Cl C
7.526%, TSFR3M + 3.200%, 01/20/2036(A)(B)	800	800
Sierra Timeshare Receivables Funding, Ser 2024-2A, Cl C
5.830%, 06/20/2041(A)	493	498
Sierra Timeshare Receivables Funding, Ser 2024-2A, Cl D
7.480%, 06/20/2041(A)	246	250
Sierra Timeshare Receivables Funding, Ser 2025-2A, Cl D
6.790%, 04/20/2044(A)	888	898
SMB Private Education Loan Trust, Ser 2021-A, Cl D1
3.860%, 01/15/2053(A)	234	213
SMB Private Education Loan Trust, Ser 2024-F, Cl B
5.730%, 03/16/2054(A)	1,000	1,007
SoFi Professional Loan Program Trust, Ser 2020-A, Cl BFX
3.120%, 05/15/2046(A)	360	317
Store Master Funding I-VII XIV XIX XX XXIV, Ser 2023-1A, Cl A2
6.920%, 06/20/2053(A)	1,087	1,096
Stream Innovations Issuer Trust, Ser 2024- 1A, Cl A
6.270%, 07/15/2044(A)	668	695
Stream Innovations Issuer Trust, Ser 2024- 2A, Cl B
6.340%, 02/15/2045(A)	500	515
Sunnova Hestia II Issuer, Ser 2024-GRID1, Cl 1A
5.630%, 07/20/2051(A)	912	913
Tenet Equity Funding, Ser 2024-1A, Cl A1
5.490%, 10/20/2054(A)	499	503
Tesla Sustainable Energy Trust, Ser 2024- 1A, Cl C
6.250%, 06/21/2050(A)	750	755
Thor, Ser 2024-A, Cl B
5.710%, 08/15/2041(A)	268	268
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Thor, Ser 2024-A, Cl C
7.660%, 08/15/2041(A)	$268	$269
Trinity Rail Leasing, Ser 2019-1A, Cl A
3.820%, 04/17/2049(A)	736	731
Uniti Fiber Abs Issuer, Ser 2025-1A, Cl A2
5.877%, 04/20/2055(A)	500	512
USQ Rail I, Ser 2021-1A, Cl A
2.250%, 02/28/2051(A)	805	762
VERTICAL BRIDGE CC, Ser 2025-1A, Cl A
5.163%, 08/16/2055(A)	1,000	993
		52,348

Total Asset-Backed Securities
(Cost $70,324) ($ Thousands)		71,438

	Shares
COMMON STOCK — 10.9%

Communication Services — 0.8%
Comcast Corp, Cl A	50,711	1,593
iHeartMedia Inc *	168,843	485
Intelsat SA *(G)	22,561	—
Intelsat SA, CVR *	22,561	304
Verizon Communications Inc	44,761	1,967
		4,349
Consumer Discretionary — 0.3%
Best Buy Co Inc	11,005	832
H&R Block Inc	5,723	289
McDonald's Corp	1,109	337
		1,458
Consumer Staples — 2.7%
Altria Group Inc	39,422	2,604
Cal-Maine Foods Inc	2,383	224
Clorox Co/The	6,476	799
Coca-Cola Co/The	28,995	1,923
Flowers Foods Inc	10,839	141
General Mills Inc	20,018	1,009
Hormel Foods Corp	16,954	419
Kimberly-Clark Corp	12,398	1,542
Mondelez International Inc, Cl A	30,425	1,901
PepsiCo Inc	11,163	1,568
Philip Morris International Inc	11,362	1,843
Procter & Gamble Co/The	3,592	552
		14,525
Energy — 1.0%
Chevron Corp	9,666	1,501
Exxon Mobil Corp	12,126	1,367
Hess Midstream LP, Cl A	5,348	185
International Seaways Inc	1,872	86
Noble Corp PLC	7,982	226

220	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Williams Cos Inc/The	27,297	$1,729
		5,094
Financials — 1.5%
American Financial Group Inc/OH	4,029	587
Artisan Partners Asset Management Inc, Cl A	3,559	154
Bank OZK	5,526	282
CME Group Inc, Cl A	8,900	2,405
Cullen/Frost Bankers Inc	3,324	421
Franklin Resources Inc	13,287	307
OneMain Holdings Inc, Cl A	5,990	338
Prosperity Bancshares Inc	1,258	84
Regions Financial Corp	49,458	1,304
State Street	5,693	660
T Rowe Price Group Inc	12,964	1,331
Western Union Co/The	18,136	145
		8,018
Health Care — 2.7%
AbbVie Inc	10,413	2,411
Amgen Inc, Cl A	5,557	1,568
Bristol-Myers Squibb Co	43,007	1,940
Johnson & Johnson	14,843	2,752
Medtronic PLC	17,478	1,665
Merck & Co Inc	19,295	1,619
Pfizer Inc	101,916	2,597
		14,552
Industrials — 0.8%
Illinois Tool Works Inc	417	109
MSC Industrial Direct Co Inc, Cl A	2,443	225
PACCAR Inc	16,132	1,586
Paychex Inc	15,392	1,951
Robert Half Inc	5,971	203
Watsco Inc	687	278
		4,352
Information Technology — 0.3%
Cisco Systems Inc	24,172	1,654

Materials — 0.0%
Arctic Canadian Diamond Company Ltd *(G)	824	47

Real Estate — 0.8%
CareTrust REIT Inc ‡	10,219	354
EastGroup Properties Inc ‡	2,583	437
Essential Properties Realty Trust Inc ‡	8,712	259
Gaming and Leisure Properties Inc ‡	14,040	655
Host Hotels & Resorts Inc ‡	38,699	659
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
VICI Properties Inc, Cl A ‡	53,843	$1,756
		4,120

Total Common Stock
(Cost $51,789) ($ Thousands)		58,169

	Face Amount (Thousands)
MORTGAGE-BACKED SECURITIES — 9.2%
Agency Mortgage-Backed Obligations — 0.4%
FHLMC
6.000%, 12/01/2052	$55	57
FHLMC REMIC CMO, Ser 2020-5012, Cl DI, IO
4.000%, 09/25/2050	437	95
FNMA REMIC CMO, Ser 2015-30, Cl SJ, IO
1.130%, 05/25/2045(B)	1,018	92
FNMA REMIC CMO, Ser 2017-104, Cl SB, IO
1.680%, 01/25/2048(B)	704	86
GNMA REMIC CMO, Ser 2010-9, Cl XD, IO
2.339%, 01/16/2040(B)	781	93
GNMA REMIC CMO, Ser 2013-124, Cl CS, IO
1.800%, 08/20/2043(B)	85	10
GNMA REMIC CMO, Ser 2015-111, Cl IM, IO
4.000%, 08/20/2045	955	158
GNMA REMIC CMO, Ser 2016-109, Cl IH, IO
4.000%, 10/20/2045	536	79
GNMA REMIC CMO, Ser 2016-27, Cl IA, IO
4.000%, 06/20/2045	198	26
GNMA REMIC CMO, Ser 2017-112, Cl SJ, IO
1.410%, 07/20/2047(B)	856	96
GNMA REMIC CMO, Ser 2018-122, Cl HS, IO
1.950%, 09/20/2048(B)	231	30
GNMA REMIC CMO, Ser 2018-122, Cl SE, IO
1.950%, 09/20/2048(B)	331	42
GNMA REMIC CMO, Ser 2018-124, Cl SN, IO
1.950%, 09/20/2048(B)	1,059	138
GNMA REMIC CMO, Ser 2018-67, Cl PS, IO
1.950%, 05/20/2048(B)	986	121
GNMA REMIC CMO, Ser 2018-7, Cl DS, IO
1.450%, 01/20/2048(B)	1,910	227
GNMA REMIC CMO, Ser 2019-1, Cl SN, IO
1.800%, 01/20/2049(B)	172	21
GNMA REMIC CMO, Ser 2019-110, Cl SD, IO
1.850%, 09/20/2049(B)	465	56
GNMA REMIC CMO, Ser 2019-110, Cl SE, IO
1.850%, 09/20/2049(B)	612	76
GNMA REMIC CMO, Ser 2019-151, Cl NI, IO
3.500%, 10/20/2049	1,544	276
GNMA REMIC CMO, Ser 2019-6, Cl SA, IO
1.800%, 01/20/2049(B)	139	16
GNMA REMIC CMO, Ser 2019-78, Cl SE, IO
1.850%, 06/20/2049(B)	107	12

SEI Institutional Managed Trust	221

SCHEDULE OF INVESTMENTS

September 30, 2025

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA REMIC CMO, Ser 2020-78, Cl DI, IO
4.000%, 06/20/2050	$572	$125
		1,932
Non-Agency Mortgage-Backed Obligations — 8.8%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl D
6.055%, TSFR1M + 1.836%, 09/15/2034(A)(B)	280	275
BAHA Trust, Ser 2024-MAR, Cl B
7.069%, 12/10/2041(A)(B)	1,000	1,042
Banc of America Commercial Mortgage Trust, Ser 2015-UBS7, Cl AS
3.989%, 09/15/2048(B)	450	450
BBCMS Mortgage Trust, Ser 2018-TALL, Cl A
5.070%, TSFR1M + 0.919%, 03/15/2037(A)(B)	1,100	1,042
BHMS Commercial Mortgage Trust, Ser 2025-ATLS, Cl A
6.000%, TSFR1M + 1.850%, 08/15/2042(A)(B)	800	802
BRAVO Residential Funding Trust, Ser 2022-NQM2, Cl A1
4.272%, 11/25/2061(A)(B)	769	767
BX Commercial Mortgage Trust, Ser 2024-AIRC, Cl C
6.740%, TSFR1M + 2.590%, 08/15/2039(A)(B)	936	939
BX Commercial Mortgage Trust, Ser 2024-BIO2, Cl B
6.096%, 08/13/2041(A)(B)	1,000	1,013
BX Commercial Mortgage Trust, Ser 2024-BIO2, Cl C
6.847%, 08/13/2041(A)(B)	1,000	1,025
CAFL Issuer, Ser 2023-RTL1, Cl A1
7.553%, 12/28/2030(A)(F)	520	522
COLT Mortgage Loan Trust, Ser 2024-INV3, Cl A3
5.746%, 09/25/2069(A)(F)	621	623
COLT Mortgage Loan Trust, Ser 2024-INV3, Cl M1
5.924%, 09/25/2069(A)(B)	750	753
COLT Mortgage Loan Trust, Ser 2025-1, Cl M1
6.631%, 01/25/2070(A)(B)	750	763
Connecticut Avenue Securities Trust, Ser 2019-R05, Cl 1B1
8.571%, SOFR30A + 4.214%, 07/25/2039(A)(B)	377	384
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1B1
7.106%, SOFR30A + 2.750%, 12/25/2041(A)(B)	680	692
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2022-R05, Cl 2M2
7.356%, SOFR30A + 3.000%, 04/25/2042(A)(B)	$386	$396
Ellington Financial Mortgage Trust, Ser 2020-1, Cl B1
5.078%, 05/25/2065(A)(B)	600	618
ELM Trust, Ser 2024-ELM, Cl B15
6.195%, 06/10/2039(A)(B)	1,000	1,005
ELM Trust, Ser 2024-ELM, Cl C15
6.396%, 06/10/2039(A)(B)	1,000	1,008
ELM Trust, Ser 2024-ELM, Cl D15
6.897%, 06/10/2039(A)(B)	1,000	1,006
Extended Stay America Trust, Ser 2021-ESH, Cl D
6.515%, TSFR1M + 2.364%, 07/15/2038(A)(B)	843	843
GCAT Trust, Ser 2024-INV2, Cl A14
6.000%, 06/25/2054(A)(B)	704	710
GS Mortgage Securities Corportation Trust, Ser 2021-IP, Cl E
7.816%, TSFR1M + 3.664%, 10/15/2036(A)(B)	1,000	986
Harvest Commercial Capital Loan Trust, Ser 2024-1, Cl A
6.164%, 10/25/2056	894	916
Harvest Commercial Capital Loan Trust, Ser 2024-1, Cl M1
6.560%, 10/25/2056(B)	948	967
Harvest Commercial Capital Loan Trust, Ser 2025-1, Cl M3
7.129%, 06/25/2057(B)	296	306
Harvest Commercial Capital Loan Trust, Ser 2025-1, Cl M4
9.044%, 06/25/2057(B)	988	1,017
HOMES Trust, Ser 2025-AFC1, Cl A1
5.727%, 01/25/2060(A)(F)	428	432
Houston Galleria Mall Trust, Ser 2025-HGLR, Cl A
5.644%, 02/05/2045(A)(B)	450	465
Hudson Yards Mortgage Trust, Ser 2025-SPRL, Cl D
6.551%, 01/13/2040(A)(B)	350	364
Imperial Fund Mortgage Trust, Ser 2022-NQM4, Cl A2
5.040%, 06/25/2067(A)(F)	723	720
IRV Trust, Ser 2025-200P, Cl A
5.471%, 03/14/2047(A)(B)	800	818
IRV Trust, Ser 2025-200P, Cl D
6.371%, 03/14/2047(A)(B)	250	254
JP Morgan Mortgage Trust, Ser 2024-5, Cl A9A
6.000%, 11/25/2054(A)(B)	704	710

222	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
MSWF Commercial Mortgage Trust, Ser 2023-2, Cl C
7.252%, 12/15/2056(B)	$290	$300
NYC Commercial Mortgage Trust, Ser 2025-3BP, Cl B
5.843%, TSFR1M + 1.692%, 02/15/2042(A)(B)	550	550
OBX Trust, Ser 2024-NQM16, Cl A3
5.885%, 10/25/2064(A)(F)	781	786
OBX Trust, Ser 2024-NQM17, Cl A2
5.863%, 11/25/2064(A)(F)	854	861
OBX Trust, Ser 2024-NQM8, Cl A2
6.436%, 05/25/2064(A)(F)	685	694
OBX Trust, Ser 2024-NQM8, Cl A3
6.588%, 05/25/2064(A)(F)	685	693
PRKCM Trust, Ser 2023-AFC1, Cl A3
7.304%, 02/25/2058(A)(F)	181	181
PRKCM Trust, Ser 2024-HOME1, Cl A3
6.785%, 05/25/2059(A)(F)	703	715
PRKCM Trust, Ser 2024-HOME1, Cl B1
7.760%, 05/25/2059(A)(B)	1,000	1,019
PRKCM Trust, Ser 2024-HOME1, Cl M1
6.861%, 05/25/2059(A)(B)	1,000	1,014
ROCK Trust, Ser 2024-CNTR, Cl A
5.388%, 11/13/2041(A)	1,050	1,082
ROCK Trust, Ser 2024-CNTR, Cl D
7.109%, 11/13/2041(A)	650	678
Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl M
4.250%, 11/25/2059(A)(B)	733	707
Seasoned Credit Risk Transfer Trust, Ser 2020-3, Cl M
4.250%, 05/25/2060(A)(B)	640	615
Seasoned Credit Risk Transfer Trust, Ser 2022-1, Cl M
4.500%, 11/25/2061(A)(B)	320	296
Starwood Mortgage Residential Trust, Ser 2022-3, Cl A1
4.161%, 03/25/2067(A)(B)	736	733
SUA, Ser 2025-1, Cl A
5.875%, 05/25/2040(A)	500	504
TPG Trust, Ser 2024-WLSC, Cl A
6.283%, TSFR1M + 2.133%, 11/15/2029(A)(B)	400	400
TPG Trust, Ser 2024-WLSC, Cl B
7.080%, TSFR1M + 2.930%, 11/15/2029(A)(B)	200	199
UBS Commercial Mortgage Trust, Ser 2017-C2, Cl AS
3.740%, 08/15/2050(B)	603	588
US Bank C&I Credit-Linked Notes Series, Ser 2025-SUP2, Cl E
8.087%, SOFR30A + 3.700%, 09/25/2032(A)(B)	1,000	1,001
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
US Bank, Ser 2025-SUP1, Cl D
7.056%, SOFR30A + 2.700%, 02/25/2032(A)(B)	$768	$773
VCC Trust, Ser 2025-MC1, Cl A1
8.163%, 05/25/2055(A)(F)	871	867
Velocity Commercial Capital Loan Trust, Ser 2019-3, Cl M5
4.730%, 10/25/2049(A)(B)	1,046	919
Velocity Commercial Capital Loan Trust, Ser 2024-3, Cl M1
6.870%, 06/25/2054(A)(B)	913	921
Velocity Commercial Capital Loan Trust, Ser 2024-3, Cl M2
7.230%, 06/25/2054(A)(B)	991	1,001
Verus Securitization Trust, Ser 2023-8, Cl A3
6.968%, 12/25/2068(A)(F)	197	200
Verus Securitization Trust, Ser 2024-1, Cl A3
6.118%, 01/25/2069(A)(F)	401	404
Verus Securitization Trust, Ser 2024-4, Cl A2
6.572%, 06/25/2069(A)(F)	721	731
Verus Securitization Trust, Ser 2024-4, Cl A3
6.674%, 06/25/2069(A)(F)	721	730
Verus Securitization Trust, Ser 2024-4, Cl B1
7.643%, 06/25/2069(A)(B)	360	367
Verus Securitization Trust, Ser 2024-INV2, Cl M1
5.787%, 08/26/2069(A)(B)	1,000	1,000
Vista Point Securitization Trust, Ser 2025-CES2, Cl A1
5.601%, 08/25/2055(A)(B)	986	990
		47,152

Total Mortgage-Backed Securities
(Cost $48,277) ($ Thousands)		49,084

	Shares
FOREIGN COMMON STOCK — 8.8%

Australia — 0.0%
Industrials — 0.0%
Ventia Services Group Pty Ltd	43,242	146

Canada — 1.1%
Energy — 0.7%
Canadian Natural Resources Ltd	53,140	1,700
Enbridge Inc	13,884	701
Pembina Pipeline Corp, Cl Common Subs. Receipt	30,275	1,224

SEI Institutional Managed Trust	223

SCHEDULE OF INVESTMENTS

September 30, 2025

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Peyto Exploration & Development Corp, Cl Common Subs. Receipt	10,308	$134
		3,759

Financials — 0.4%
Great-West Lifeco Inc, Cl Common Subs. Receipt	14,862	603
Power Corp of Canada	30,574	1,323
		1,926
Total Canada		5,685

China — 0.2%
Financials — 0.2%
BOC Hong Kong Holdings Ltd	200,445	939

France — 0.6%
Consumer Discretionary — 0.0%
La Francaise des Jeux SAEM	5,369	180

Energy — 0.4%
Gaztransport Et Technigaz SA	1,884	350
TotalEnergies SE	26,400	1,609
		1,959
Health Care — 0.2%
Sanofi SA	12,140	1,151

Utilities — 0.0%
Rubis SCA	4,132	155

Total France		3,445

Germany — 0.0%
Communication Services — 0.0%
Freenet AG	7,110	228

Hong Kong — 0.3%
Communication Services — 0.1%
HKT Trust & HKT Ltd	197,586	292

Consumer Discretionary — 0.0%
Bosideng International Holdings Ltd	183,920	110

Consumer Staples — 0.1%
WH Group Ltd	482,156	522
Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Financials — 0.1%
China CITIC Bank Corp Ltd, Cl H	489,770	$421

Industrials — 0.0%
SITC International Holdings Co Ltd	71,531	275

Total Hong Kong		1,620

India — 0.7%
Consumer Staples — 0.2%
ITC Ltd	179,274	810

Information Technology — 0.5%
HCL Technologies Ltd	50,333	786
Infosys Ltd	117,240	1,907
		2,693
Total India		3,503

Indonesia — 0.4%
Communication Services — 0.1%
Telkom Indonesia Persero Tbk PT	2,702,081	497

Financials — 0.2%
Bank Rakyat Indonesia Persero Tbk PT	4,111,762	964

Industrials — 0.1%
Astra International Tbk PT	1,144,073	397

Total Indonesia		1,858

Italy — 0.8%
Financials — 0.7%
FinecoBank Banca Fineco SpA	33,916	737
Intesa Sanpaolo SpA	303,001	2,007
Poste Italiane SpA	28,394	676
Unipol Gruppo SpA	22,332	480
		3,900
Utilities — 0.1%
Italgas SpA	25,503	235

Total Italy		4,135

Japan — 0.5%
Consumer Discretionary — 0.1%
Sankyo Co Ltd	9,715	169
USS Co Ltd	22,224	256
ZOZO Inc	21,653	199
		624

224	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Health Care — 0.0%
Ono Pharmaceutical Co Ltd	20,404	$237

Industrials — 0.1%
COMSYS Holdings Corp	6,029	150
Kamigumi Co Ltd	4,560	139
		289
Materials — 0.1%
Nissan Chemical Corp	6,572	238
Yamato Kogyo Co Ltd	1,949	120
		358
Real Estate — 0.2%
Daito Trust Construction Co Ltd	15,750	346
Industrial & Infrastructure Fund Investment Corp ‡	131	120
Japan Real Estate Investment Corp ‡	134	113
KDX Realty Investment Corp ‡	220	251
United Urban Investment Corp ‡	157	191
		1,021
Total Japan		2,529

Malaysia — 0.3%
Energy — 0.0%
Petronas Dagangan Bhd	15,538	85

Financials — 0.3%
Hong Leong Bank Bhd	35,477	173
Malayan Banking Bhd	284,010	669
Public Bank Bhd	678,626	699
		1,541
Utilities — 0.0%
Petronas Gas Bhd	43,248	190

Total Malaysia		1,816

Netherlands — 0.3%
Communication Services — 0.2%
Koninklijke KPN NV	209,198	1,005

Financials — 0.1%
ASR Nederland NV	8,665	590

Total Netherlands		1,595
Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Singapore — 0.9%
Consumer Discretionary — 0.0%
Genting Singapore Ltd	336,507	$192

Financials — 0.9%
DBS Group Holdings Ltd	62,482	2,479
Oversea-Chinese Banking Corp Ltd	167,433	2,136
		4,615
Information Technology — 0.0%
Venture Corp Ltd	15,875	172

Total Singapore		4,979

Spain — 0.2%
Industrials — 0.2%
Aena SME SA	38,630	1,057
Logista Integral SA	3,662	124
		1,181
Sweden — 0.3%
Financials — 0.3%
Swedbank AB, Cl A	46,588	1,408

Switzerland — 0.4%
Health Care — 0.4%
Novartis AG	18,244	2,347

Taiwan — 0.5%
Communication Services — 0.3%
Chunghwa Telecom Co Ltd	204,369	895
Far EasTone Telecommunications Co Ltd	81,995	238
Taiwan Mobile Co Ltd	93,413	334
		1,467
Information Technology — 0.2%
Catcher Technology Co Ltd	33,404	200
MediaTek Inc	20,026	869
		1,069
Total Taiwan		2,536

United Kingdom — 1.3%
Communication Services — 0.0%
Cineworld Group PLC *	6,900	149

Consumer Discretionary — 0.1%
Dunelm Group PLC	6,416	97

SEI Institutional Managed Trust	225

SCHEDULE OF INVESTMENTS

September 30, 2025

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Games Workshop Group PLC	1,821	$357
		454
Consumer Staples — 0.3%
Imperial Brands PLC	37,503	1,595

Financials — 0.5%
Admiral Group PLC	13,898	628
AJ Bell PLC	18,618	137
Aviva PLC	137,502	1,273
Lancashire Holdings Ltd	12,145	110
Man Group PLC/Jersey	64,717	156
OSB Group PLC	22,742	174
Schroders PLC	45,634	232
		2,710
Health Care — 0.4%
GSK PLC	92,669	1,992

Real Estate — 0.0%
LondonMetric Property PLC ‡	111,731	274

Total United Kingdom		7,174

Total Foreign Common Stock
(Cost $38,616) ($ Thousands)		47,124

	Face Amount (Thousands)
LOAN PARTICIPATIONS — 8.6%
Acuren Delaware Holdco, Inc., Amendment No. 1 Term Loan, 1st Lien
6.913%, CME Term SOFR + 2.750%, 07/30/2031 (B)	$842	842
AL GCX Holdings, LLC, Initial Term Loan, 1st Lien
6.223%, CME Term SOFR + 2.000%, 05/17/2029 (B)	170	169
Alliant Holdings Intermediate, LLC, 2025 Replacement Term Loan, 1st Lien
6.666%, CME Term SOFR + 2.500%, 09/19/2031 (B)	622	620
AmWINS Group, Inc., Initial Term Loan, 1st Lien
6.252%, CME Term SOFR + 2.250%, 01/30/2032 (B)	1,269	1,268
Ankura Consulting Group, LLC, 2024-2 Repricing Term Loan, 1st Lien
7.659%, CME Term SOFR + 3.500%, 12/29/2031 (B)(H)	1,237	1,227
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Arcis Golf LLC, 2025 Refinancing Term Loan, 1st Lien
6.913%, CME Term SOFR + 2.750%, 11/24/2028 (B)	$679	$680
Arctic Canadian Diamond Company, Ltd, Term Loan, 2nd Lien
10.000%, 06/30/2026 (G)	814	618
Audacy Capital, LLC
10.439%, 10/01/2029	10	92
Audacy Capital, LLC, Tranche A Term Loan
11.431%, CME Term SOFR + 7.000%, 10/02/2028 (B)	33	33
Audacy Capital, LLC, Tranche B Term Loan
10.431%, CME Term SOFR + 7.000%, 10/01/2029 (B)	299	239
Bach Finance Limited, Fourteenth Amendment Dollar Term Loan, 1st Lien
6.949%, CME Term SOFR + 2.750%, 01/09/2032 (B)	199	199
BCPE Empire Holdings, Inc., Amendment No. 8 Incremental Term Loan, 1st Lien
7.413%, CME Term SOFR + 3.250%, 12/11/2030 (B)	1,489	1,486
Belron Finance 2019 LLC, 2031 Dollar Term Loan, 1st Lien
6.742%, CME Term SOFR + 2.500%, 10/16/2031 (B)	1,244	1,249
Bleriot US Bidco Inc., 2024 Term Loan, 1st Lien
6.502%, CME Term SOFR + 2.500%, 10/31/2030 (B)	222	222
Broadstreet Partners, Inc., 2025 Tranche B Term Loan, 1st Lien
6.913%, CME Term SOFR + 2.750%, 06/13/2031 (B)	150	150
Brown Group Holding, LLC, Incremental Term B-2 Facility, 1st Lien
7.058%, CME Term SOFR + 2.750%, 07/01/2031 (B)	1,517	1,520
Chariot Buyer LLC, Refinancing Term Loan, 1st Lien
7.163%, CME Term SOFR + 3.000%, 09/08/2032 (B)	553	554
Chobani, LLC, 2025 New Term Loan, 1st Lien
6.663%, CME Term SOFR + 2.500%, 10/25/2027 (B)	1,567	1,570
Clarios Global LP, Amendment No. 6 Dollar Term Loan, 1st Lien
6.913%, CME Term SOFR + 2.750%, 01/28/2032 (B)	950	950

226	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Clydesdale Acquisition Holdings, Inc., Term B Loan, 1st Lien
7.338%, CME Term SOFR + 3.175%, 04/13/2029 (B)	$1,250	$1,248
ConnectWise, LLC, Initial Term Loan, 1st Lien
7.763%, CME Term SOFR + 3.500%, 09/29/2028 (B)	1,244	1,245
Construction Partners, Inc., Closing Date Loan, 1st Lien
6.663%, CME Term SOFR + 2.500%, 11/03/2031 (B)	199	199
Crown Finance US, Inc., First Amendment Term Loan
8.780%, CME Term SOFR + 4.500%, 12/02/2031 (B)	596	594
Deep Blue Operating I, LLC, Initial Term Loan
%, 09/17/2032 (B)(H)(I)	725	725
DG Investment Intermediate Holdings 2, Inc., 2025 Refinancing Term Loan, 1st Lien
7.913%, CME Term SOFR + 3.750%, 07/09/2032 (B)	948	949
Diamond Sports Group LLC
12.000%, 01/02/2028	1	12
Diamond Sports Net, LLC, Term Loan, 1st Lien
15.000%, 01/02/2028	23	19
Directv Financing, LLC, Closing Date Term Loan, 1st Lien
9.570%, CME Term SOFR + 5.000%, 08/02/2027 (B)	37	37
Discovery Energy Holding Corporation, Initial Dollar Term Loan, 1st Lien
7.752%, CME Term SOFR + 3.750%, 05/01/2031 (B)	390	391
Doosan Bobcat North America, Inc., Tranche B Term Loan
6.296%, CME Term SOFR + 2.000%, 04/20/2029 (B)	85	85
DS Admiral Bidco, LLC, Initial Term Loan, 1st Lien
8.413%, CME Term SOFR + 4.250%, 06/26/2031 (B)	390	390
Dynasty Acquisition Co., Inc., Initial Term B-1 Loan, 1st Lien
6.163%, CME Term SOFR + 2.000%, 10/31/2031 (B)	863	863
Dynasty Acquisition Co., Inc., Initial Term B-2 Loan, 1st Lien
6.163%, CME Term SOFR + 2.000%, 10/31/2031 (B)	328	328
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Edelman Financial Engines Center, LLC, The, 2024-2 Refinancing Term Loan, 1st Lien
7.163%, CME Term SOFR + 3.000%, 04/07/2028 (B)	$1,244	$1,244
Engineered Machinery Holdings, Inc, Incremental Amendment No. 4 Term Loan, 1st Lien
5.730%, EURIBOR + 3.750%, 05/19/2028 (B)	312	369
Engineered Machinery Holdings, Inc., Incremental Amendment No. 5 Term Loan, 1st Lien
7.763%, CME Term SOFR + 3.500%, 05/19/2028 (B)	696	699
First Brands Group, LLC, 2021 Term Loan, 1st Lien
9.570%, CME Term SOFR + 5.000%, 03/30/2027 (B)	528	186
First Brands Group, LLC, 2021 Term Loan, 2nd Lien
13.070%, CME Term SOFR + 8.500%, 03/30/2028 (B)	1,200	66
First Brands Group, LLC, 2022-II Incremental Term Loan, 1st Lien
9.570%, CME Term SOFR + 5.000%, 03/30/2027 (B)	112	39
FNZ Group Entities Limited, Initial USD Term Loan, 1st Lien
9.321%, CME Term SOFR + 5.000%, 11/05/2031 (B)	299	239
Harbor Freight Tools USA, Inc., Replacement Term Loan, 1st Lien
6.413%, CME Term SOFR + 2.250%, 06/11/2031 (B)	349	342
Husky Injection Molding Systems Ltd., Amendment No. 5 Refinancing Term Loan, 1st Lien
8.666%, CME Term SOFR + 4.500%, 02/15/2029 (B)	623	624
Icebox Holdco III, Inc., Initial Term Loan, 1st Lien
7.252%, CME Term SOFR + 3.250%, 12/22/2031 (B)	749	752
Icebox Holdco III, Inc., Initial Term Loan, 2nd Lien
10.502%, CME Term SOFR + 6.500%, 12/22/2032 (B)	225	229
IRB Holding Corp., 2024 Second Replacement Term B Loan, 1st Lien
6.663%, CME Term SOFR + 2.500%, 12/15/2027 (B)	796	796

SEI Institutional Managed Trust	227

SCHEDULE OF INVESTMENTS

September 30, 2025

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
ISolved, Inc., Term B-3 Loan
7.066%, CME Term SOFR + 2.750%, 10/15/2030 (B)	$316	$317
Jane Street Group, LLC, Seventh Amendment Extended Term Loan, 1st Lien
6.199%, CME Term SOFR + 2.000%, 12/15/2031 (B)	990	981
Kaseya Inc., Initial Term Loan, 1st Lien
7.413%, CME Term SOFR + 3.250%, 03/20/2032 (B)	796	797
LABL, Inc., Initial Dollar Term Loan, 1st Lien
9.263%, CME Term SOFR + 5.000%, 10/30/2028 (B)	206	168
LSF12 Crown US Commercial Bidco, LLC, 2025 Refinancing Term Loan
7.663%, CME Term SOFR + 3.500%, 12/02/2031 (B)	474	474
Madison IAQ LLC, 2025 Incremental Term Loan, 1st Lien
7.452%, CME Term SOFR + 3.250%, 05/06/2032 (B)	1,097	1,102
Mavis Tire Express Services Topco, Corp., Initial Term Loan, 1st Lien
7.199%, CME Term SOFR + 3.000%, 05/04/2028 (B)	945	945
NRG Energy, Inc., 2024 New Term Loan, 1st Lien
6.064%, CME Term SOFR + 1.750%, 04/16/2031 (B)	1,485	1,484
Onex TSG Intermediate Corp., 2025 Term Loan, 1st Lien
8.005%, CME Term SOFR + 3.750%, 08/06/2032 (B)	300	301
Opal Bidco SAS, Facility B2
7.252%, CME Term SOFR + 3.250%, 04/28/2032 (B)	475	476
Oryx Midstream Services Permian Basin LLC, 2025 Refinancing Term Loan, 1st Lien
6.416%, CME Term SOFR + 2.250%, 10/05/2028 (B)	1,567	1,566
Osmosis Buyer Limited, 2025 Refinancing Term B Loan, 1st Lien
7.280%, CME Term SOFR + 3.000%, 07/31/2028 (B)	1,097	1,099
PEX Holdings LLC, Term Loan, 1st Lien
6.752%, CME Term SOFR + 2.750%, 11/26/2031 (B)	572	572
Pitney Bowes, Inc., Tranche B Term Loan
8.066%, CME Term SOFR + 3.750%, 03/19/2032 (B)	821	820
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Plano Holdco, Inc., Closing Date Term Loan, 1st Lien
7.502%, CME Term SOFR + 3.500%, 10/02/2031 (B)	$597	$582
Prairie Acquiror LP, Initial Term B-4 Loan, 1st Lien
7.913%, CME Term SOFR + 3.750%, 08/01/2029 (B)	817	820
Pre-Paid Legal Services, Inc., Initial Term Loan, 1st Lien
7.413%, CME Term SOFR + 3.250%, 12/15/2028 (B)	945	892
Quikrete Holdings, Inc., Tranche B-3 Term Loan, 1st Lien
6.413%, CME Term SOFR + 2.250%, 02/10/2032 (B)	945	945
Sazerac Company, Inc., Incremental Term B-1 Loan, 1st Lien
6.700%, CME Term SOFR + 2.500%, 07/09/2032 (B)	500	503
SPX Flow, Inc., 2025 Term Loan, 1st Lien
6.913%, CME Term SOFR + 2.750%, 04/05/2029 (B)	1,250	1,255
TRC Companies LLC, 2025 Refinancing Term Loan, 1st Lien
7.163%, CME Term SOFR + 3.000%, 12/08/2028 (B)	1,148	1,149
USI, Inc., 2024-D Term Loan, 1st Lien
6.252%, CME Term SOFR + 2.250%, 11/21/2029 (B)	1,269	1,267
Virtusa Corporation, Term B-2 Loan, 1st Lien
7.566%, 02/15/2029 (B)	892	880

Total Loan Participations
(Cost $47,884) ($ Thousands)		45,753

SOVEREIGN DEBT — 2.4%

Angolan Government International Bond
9.125%, 11/26/2049(A)	740	621
8.750%, 04/14/2032(A)	210	200
Argentine Republic Government International Bond
4.125%, 07/09/2035(F)	1,246	647
0.500%, 07/09/2029	EUR 4	4
Bahrain Government International Bond MTN
5.625%, 05/18/2034(A)	$740	718
Benin Government International Bond
8.375%, 01/23/2041(A)	800	837
4.875%, 01/19/2032(A)	EUR 478	532

228	SEI Institutional Managed Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Brazil Government International Bond
5.333%, 02/15/2028		$60	$60
Colombia Government International Bond
3.000%, 01/30/2030		730	658
Dominican Republic International Bond
4.875%, 09/23/2032		260	248
4.500%, 01/30/2030		550	538
Ecuador Government International Bond
5.000%, 07/31/2040(A)(F)		358	237
0.000%, 07/31/2030(A)(E)		329	255
Egypt Government International Bond
8.700%, 03/01/2049(A)		320	284
5.875%, 02/16/2031		430	399
Guatemala Government Bond
4.900%, 06/01/2030(A)		280	278
4.875%, 02/13/2028		590	590
Iraq Government International Bond
5.800%, 01/15/2028		88	87
Ivory Coast Government International Bond
4.875%, 01/30/2032(A)	EUR	1,210	1,354
Morocco Government International Bond
3.000%, 12/15/2032(A)		$730	646
Nigeria Government International Bond
7.696%, 02/23/2038(A)		690	638
Pakistan Government International Bond MTN
6.000%, 04/08/2026(A)		340	339
Republic of Uzbekistan International Bond MTN
3.700%, 11/25/2030(A)		460	425
Sri Lanka Government International Bond
3.600%, 06/15/2035(A)(F)		225	164
3.350%, 03/15/2033(A)(F)		333	284
3.100%, 01/15/2030(A)(F)		170	159
Turkiye Government International Bond
7.625%, 04/26/2029		560	595
6.875%, 03/17/2036		60	60
Ukraine Government International Bond
4.500%, 02/01/2029(A)(F)		318	219
4.500%, 02/01/2034(A)(F)		472	266
4.500%, 02/01/2035(A)(F)		220	121
4.500%, 02/01/2036(A)(F)		203	110
0.000%, 02/01/2030(A)(F)(I)		66	35
0.000%, 02/01/2035(A)(F)(I)		209	102
0.000%, 02/01/2036(A)(F)(I)		174	85

Total Sovereign Debt
(Cost $12,898) ($ Thousands)			12,795
Description	Shares	Market Value ($ Thousands)
EXCHANGE-TRADED FUNDS — 1.8%

Domestic Fixed Income — 1.8%
Invesco Senior Loan ETF	146,255	$3,061
SPDR Blackstone Senior Loan ETF	149,326	6,209
		9,270
Total Exchange-Traded Funds
(Cost $9,266) ($ Thousands)		9,270

	Face Amount (Thousands)
U.S. TREASURY OBLIGATION — 0.7%
U.S. Treasury Bill
2.130%, 10/21/2025 (J)	$3,800	3,792

Total U.S. Treasury Obligation
(Cost $3,791) ($ Thousands)		3,792

CONVERTIBLE BONDS — 0.1%
Alarm.com Holdings
0.000%, 01/15/2026(E)	57	56
Claritev
6.000%, 10/15/2027(A)	420	286

Total Convertible Bonds
(Cost $400) ($ Thousands)		342

MUNICIPAL BOND — 0.0%
Illinois — 0.0%
Illinois State, Build America Bonds, GO
7.350%, 07/01/2035	161	175

Total Municipal Bond
(Cost $175) ($ Thousands)		175

	Number of Warrants
WARRANTS — 0.0%
Noble Corp PLC, Expires 02/07/2028
Strike Price $19.27 *	2,787	48
Noble Corp PLC, Expires 02/07/2028
Strike Price $23.13 *	2,787	24

Total Warrants
(Cost $13) ($ Thousands)		72

Total Investments in Securities — 98.1%
(Cost $511,898) ($ Thousands)		$522,770

SEI Institutional Managed Trust	229

SCHEDULE OF INVESTMENTS

September 30, 2025

Multi-Asset Income Fund (Concluded)

A list of the open futures contracts held by the Fund at September 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	45	Dec-2025	$9,373	$9,378	$5
U.S. 5-Year Treasury Note	202	Dec-2025	22,056	22,058	2
U.S. Ultra Long Treasury Bond	2	Dec-2025	234	240	6
			31,663	31,676	13
Short Contracts
U.S. 2-Year Treasury Note	(97)	Dec-2025	$(20,263)	$(20,214)	$49
U.S. 5-Year Treasury Note	(185)	Dec-2025	(20,220)	(20,201)	19
U.S. 10-Year Treasury Note	(115)	Dec-2025	(12,957)	(12,938)	19
U.S. 10-Year Treasury Note	(42)	Dec-2025	(4,704)	(4,725)	(21)
U.S. Long Treasury Bond	(70)	Dec-2025	(8,052)	(8,162)	(110)
U.S. Ultra Long Treasury Bond	(26)	Dec-2025	(3,103)	(3,122)	(19)
Ultra 10-Year U.S. Treasury Note	(53)	Dec-2025	(6,049)	(6,100)	(51)
			(75,348)	(75,462)	(114)
			$(43,685)	$(43,786)	$(101)

A list of the open forward foreign currency contracts held by the Fund at September 30, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	11/14/25	USD	482	GBP	356	$(3)
Morgan Stanley	12/08/25	EUR	4,639	USD	5,473	1
State Street	11/14/25	GBP	1,199	USD	1,616	3
						$1

A list of the open centrally cleared swap agreements held by the Fund at September 30, 2025 is as follows:

Credit Default Swaps - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.HY.45-V1	5.00%	Quarterly	12/20/2030	$2,900	$222	$224	$(2)
CDX.NA.IG.41-V1	1.00%	Quarterly	12/20/2028	8,505	180	100	80
ICE CD CHILE	1.00%	Quarterly	12/20/2030	210	5	5	–
ICE CD PERU	1.00%	Quarterly	12/20/2030	980	14	14	–
ICE CD PHILIPPINES	1.00%	Quarterly	12/20/2030	390	7	7	–
					$428	$350	$78

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
2.25%	1D CAONREPO	Semi-Annually	12/17/2027	CAD	2,050	$1	$7	$(6)
6M EURIBOR	2.0%	Semi-Annually	09/17/2027	EUR	4,010	(16)	(9)	(7)
6M EURIBOR	2.25%	Semi-Annually	12/17/2028	EUR	3,950	(1)	(3)	2
6M EURIBOR	2.25%	Semi-Annually	12/17/2030	EUR	3,150	(27)	(30)	3
6M EURIBOR	2.25%	Semi-Annually	12/17/2032	EUR	400	(9)	(9)	–
6M EURIBOR	2.5%	Semi-Annually	12/17/2035	EUR	180	(4)	(4)	–
ID SOFR	3.37296%	Annually	11/06/2030	USD	11,070	4	37	(33)
3.97712%	1D SOFR	Annually	11/06/2055	USD	2,960	(24)	(22)	(2)
4.0%	1D SONIO	Annually	12/17/2035	GBP	350	7	4	3
						$(69)	$(29)	$(40)

230	SEI Institutional Managed Trust

Percentages are based on Net Assets of $533,155 ($ Thousands).

*	Non-income producing security.
‡	Real Estate Investment Trust.

(A)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On September 30, 2025, the value of these securities amounted to $274,446 ($ Thousands), representing 51.5% of the Net Assets of the Fund.

(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.

(D)	Security is in default on interest payment.

(E)	Zero coupon security.

(F)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(H)	Unsettled bank loan. Interest rate may not be available.

(I)	No interest rate available.

(J)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the level of inputs used as of September 30, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Corporate Obligations	–	224,756	–	224,756
Asset-Backed Securities	–	71,438	–	71,438
Common Stock	58,122	–	47	58,169
Mortgage-Backed Securities	–	49,084	–	49,084
Foreign Common Stock	6,057	41,067	–	47,124
Loan Participations	–	45,135	618	45,753
Sovereign Debt	–	12,795	–	12,795
Exchange-Traded Funds	9,270	–	–	9,270
U.S. Treasury Obligation	–	3,792	–	3,792
Convertible Bonds	–	342	–	342
Municipal Bond	–	175	–	175
Warrants	–	72	–	72
Total Investments in Securities	73,449	448,656	665	522,770
Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	100	–	–	100
Unrealized Depreciation	(201)	–	–	(201)
Forward Contracts*
Unrealized Appreciation	–	4	–	4
Unrealized Depreciation	–	(3)	–	(3)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	80	–	80
Unrealized Depreciation	–	(2)	–	(2)
Interest Rate Swaps*
Unrealized Appreciation	–	8	–	8
Unrealized Depreciation	–	(48)	–	(48)
Total Other Financial Instruments	(101)	39	–	(62)

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust	231

CONSOLIDATED SCHEDULE OF INVESTMENTS
September 30, 2025

Multi-Asset Inflation Managed Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 51.4%
U.S. Treasury Bills ^
4.272%, 10/16/2025 (A)	$13,165	$13,143
4.270%, 11/12/2025 (A)(B)	9,200	9,157
4.269%, 10/28/2025 (A)	8,600	8,574
4.267%, 10/02/2025 (A)	295	295
4.265%, 10/07/2025 (A)	10,280	10,273
4.256%, 10/14/2025 (A)	9,815	9,801
4.227%, 10/09/2025 (A)	150	150
4.146%, 11/18/2025 (A)	1,400	1,392
4.039%, 11/04/2025 (A)	950	946
4.027%, 10/21/2025 (A)	600	598
4.022%, 11/25/2025 (A)	500	497
3.934%, 11/28/2025 (A)	1,450	1,441
3.903%, 12/26/2025 (A)	1,000	991
U.S. Treasury Inflation Protected Securities
1.625%, 04/15/2030	18,559	18,843
0.750%, 07/15/2028	8,563	8,524
0.375%, 07/15/2027	47,468	47,145
0.250%, 07/15/2029 (C)	80,315	77,904
0.125%, 01/15/2030	6,344	6,056
0.125%, 07/15/2030	8,606	8,182
U.S. Treasury Notes ^
4.875%, 05/31/2026	600	604
4.500%, 04/15/2027	600	607
4.375%, 08/15/2026	700	704
4.375%, 07/15/2027	500	506
4.250%, 12/31/2026	1,100	1,107
4.250%, 01/15/2028	600	608
4.250%, 02/15/2028	1,000	1,014
4.144%, USBMMY3M + 0.245%, 01/31/2026 (D)	9,600	9,600
4.104%, USBMMY3M + 0.205%, 10/31/2026 (B)(D)	4,800	4,800
4.081%, USBMMY3M + 0.182%, 07/31/2026 (D)	1,700	1,700
4.069%, USBMMY3M + 0.170%, 10/31/2025 (D)	6,800	6,799
4.059%, USBMMY3M + 0.160%, 04/30/2027 (D)	2,700	2,699
4.058%, USBMMY3M + 0.159%, 07/31/2027 (D)	3,500	3,497
4.049%, USBMMY3M + 0.150%, 04/30/2026 (D)	3,900	3,899
4.000%, 02/15/2026	600	600
3.997%, USBMMY3M + 0.098%, 01/31/2027 (B)(D)	2,100	2,097
3.875%, 05/31/2027	500	502
3.750%, 08/31/2026	600	600
3.750%, 05/15/2028	500	502
Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
3.375%, 09/15/2027	$600	$597

Total U.S. Treasury Obligations
(Cost $263,815) ($ Thousands)		266,954

	Shares
COMMON STOCK — 28.2%

Communication Services — 1.4%
Alphabet Inc, Cl A	4,411	1,072
Alphabet Inc, Cl C	3,601	877
AST SpaceMobile Inc, Cl A *	1,372	67
AT&T Inc (E)	56,688	1,601
Cogent Communications Holdings Inc	527	20
Frontier Communications Parent Inc *	1,655	62
GCI Liberty Inc *	1,700	—
Globalstar *	143	5
Iridium Communications Inc	377	7
Lumen Technologies Inc *	7,325	45
Match Group Inc	19	1
Meta Platforms Inc, Cl A	1,664	1,222
Pinterest Inc, Cl A *	308	10
Reddit Inc, Cl A *	179	41
Telephone and Data Systems Inc	666	26
T-Mobile US Inc	3,676	880
Verizon Communications Inc	34,228	1,504
		7,440
Consumer Staples — 6.9%
Albertsons Cos Inc, Cl A	5,244	92
Altria Group Inc (E)	20,165	1,332
Andersons Inc/The	211	8
Archer-Daniels-Midland Co	5,925	354
BellRing Brands Inc *	1,459	53
BJ’s Wholesale Club Holdings Inc *	1,598	149
Boston Beer Co Inc/The, Cl A *	129	27
Brown-Forman Corp, Cl A	805	22
Brown-Forman Corp, Cl B	1,551	42
Bunge Global SA	1,861	151
Cal-Maine Foods Inc	472	44
Campbell Soup Co	2,382	75
Casey’s General Stores Inc	428	242
Celsius Holdings Inc *	1,916	110
Central Garden & Pet Co, Cl A *	841	25
Chefs’ Warehouse Inc/The *	278	16
Church & Dwight Co Inc	2,911	255
Clorox Co/The	1,535	189
Coca-Cola Co/The (E)	46,544	3,087
Coca-Cola Consolidated Inc	562	66
Colgate-Palmolive Co	9,694	775
Conagra Brands Inc	5,442	100
Constellation Brands Inc, Cl A	1,733	233
Costco Wholesale Corp (E)	5,371	4,972

232	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Coty Inc, Cl A *	5,808	$23
Darling Ingredients Inc *	1,942	60
Dole PLC	1,506	20
Dollar General Corp	2,503	259
Dollar Tree Inc *	2,287	216
Edgewell Personal Care Co	821	17
elf Beauty Inc *	738	98
Energizer Holdings Inc	727	18
Estee Lauder Cos Inc/The, Cl A	2,866	253
Flowers Foods Inc	2,255	29
Fresh Del Monte Produce Inc	454	16
Freshpet Inc *	598	33
General Mills Inc	6,832	344
Grocery Outlet Holding Corp *	1,388	22
Herbalife Ltd *	1,741	15
Hershey Co/The	1,754	328
Hormel Foods Corp	3,455	85
Ingles Markets Inc, Cl A	244	17
Ingredion Inc	838	102
Inter Parfums Inc	162	16
J & J Snack Foods Corp	156	15
J M Smucker Co/The	1,253	136
Kellanova	3,282	269
Kenvue Inc	22,525	366
Keurig Dr Pepper Inc	15,427	393
Kimberly-Clark Corp	4,020	500
Kraft Heinz Co/The	10,875	283
Kroger Co/The	7,273	490
Lamb Weston Holdings Inc	1,614	94
Lancaster Colony Corp	244	42
Maplebear Inc *	1,971	72
McCormick & Co Inc/MD	3,117	209
Molson Coors Beverage Co, Cl B	1,919	87
Mondelez International Inc, Cl A	15,282	955
Monster Beverage Corp *	8,431	567
National Beverage Corp, Cl A *	70	3
PepsiCo Inc (E)	16,296	2,289
Performance Food Group Co *	1,697	177
Philip Morris International Inc (E)	18,593	3,016
Pilgrim’s Pride Corp	314	13
Post Holdings Inc *	597	64
PriceSmart Inc	400	48
PRIMO BRANDS CORP	3,079	68
Procter & Gamble Co/The (E)	27,867	4,282
Reynolds Consumer Products Inc	741	18
Seaboard Corp	3	11
Simply Good Foods Co/The *	1,041	26
Spectrum Brands Holdings Inc	378	20
Sprouts Farmers Market Inc *	1,122	122
Sysco Corp	5,864	483
Target Corp, Cl A	5,693	511
TreeHouse Foods Inc *	904	18
Turning Point Brands Inc	307	30
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tyson Foods Inc, Cl A (E)	3,493	$190
United Natural Foods Inc *	366	14
Universal Corp/VA	297	17
US Foods Holding Corp *	2,619	201
Utz Brands Inc	263	3
Vita Coco Co Inc/The *	271	11
Vital Farms Inc *	396	16
Walgreens Boots Alliance Inc	7,869	4
Walmart Inc (E)	51,626	5,321
WD-40 Co	161	32
Weis Markets Inc	245	18
		35,894
Energy — 8.3%
Antero Midstream Corp	7,607	148
Antero Resources Corp *	6,858	230
APA Corp	7,404	180
Archrock Inc	3,401	89
Aris Water Solutions Inc, Cl A	650	16
Atlas Energy Solutions Inc, Cl A	1,496	17
Baker Hughes Co, Cl A	22,348	1,089
Bristow Group Inc *	800	29
Cactus Inc, Cl A	1,566	62
California Resources Corp	1,378	73
Calumet *	1,559	28
Centrus Energy Corp, Cl A *	300	93
Cheniere Energy Inc	4,939	1,161
Chesapeake Energy Corp	4,942	525
Chevron Corp (E)	43,060	6,687
Chord Energy Corp	1,785	177
Civitas Resources Inc	1,999	65
Clean Energy Fuels Corp *	5,002	13
CNX Resources Corp *	2,800	90
Comstock Resources Inc *	1,051	21
ConocoPhillips (E)	28,577	2,703
CONSOL Energy *	1,702	142
Core Laboratories	900	11
Coterra Energy Inc	16,450	389
Crescent Energy, Cl A	3,244	29
CVR Energy Inc	994	36
Delek US Holdings Inc	1,529	49
Devon Energy Corp	14,105	495
DHT Holdings Inc	3,578	43
Diamondback Energy Inc, Cl A	4,318	618
Diversified Energy	1,377	19
Dorian LPG Ltd	593	18
DT Midstream Inc	2,195	248
Energy Fuels Inc/Canada *	4,600	71
EOG Resources Inc	11,960	1,341
EQT Corp	13,634	742
Excelerate Energy Inc, Cl A	697	18
Expro Group Holdings NV *	2,400	28
Exxon Mobil Corp (E)	95,696	10,790
Green Plains Inc *	1,400	12

SEI Institutional Managed Trust	233

CONSOLIDATED SCHEDULE OF INVESTMENTS
September 30, 2025

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Gulfport Energy Corp *	289	$52
Halliburton Co	19,621	483
Helix Energy Solutions Group Inc *	3,440	23
Helmerich & Payne Inc	2,059	45
HF Sinclair Corp	3,977	208
Innovex International Inc *	1,031	19
International Seaways Inc	672	31
Kinder Morgan Inc	43,765	1,239
Kinetik Holdings, Cl A	2,082	89
Kodiak Gas Services Inc	2,007	74
Liberty Energy Inc, Cl A	3,093	38
Magnolia Oil & Gas Corp, Cl A	5,365	128
Marathon Petroleum Corp (E)	6,965	1,342
Matador Resources Co	2,395	108
Murphy Oil Corp	2,935	83
Nabors Industries *	221	9
National Energy Services Reunited Corp *	3,877	40
Navigator Holdings	2,206	34
New Fortress Energy Inc, Cl A *	1,810	4
NextDecade *	4,738	32
Noble Corp PLC	2,706	77
Nordic American Tankers Ltd	7,200	23
Northern Oil & Gas Inc	2,009	50
NOV Inc	8,007	106
Occidental Petroleum Corp	15,554	735
Oceaneering International Inc, Cl A *	1,783	44
ONEOK Inc	14,542	1,061
Ovintiv Inc	6,069	245
Par Pacific Holdings Inc *	1,686	60
Patterson-UTI Energy Inc	7,317	38
PBF Energy Inc, Cl A	2,933	88
Peabody Energy Corp	2,767	73
Permian Resources Corp, Cl A	15,602	200
Phillips 66	9,335	1,270
ProPetro Holding Corp *	2,754	14
Range Resources Corp	5,410	204
REX American Resources Corp *	654	20
Sable Offshore *	1,818	32
Schlumberger NV, Cl A	35,270	1,212
Select Water Solutions Inc, Cl A	2,495	27
SM Energy Co	2,349	59
Solaris Energy Infrastructure Inc, Cl A	638	25
Talos Energy Inc *	2,600	25
Targa Resources Corp	4,919	824
TETRA Technologies Inc *	10,710	62
Texas Pacific Land Corp	451	421
Tidewater Inc *	1,591	85
Transocean Ltd *	16,402	51
Uranium Energy *	8,546	114
VAALCO Energy Inc	3,606	14
Valaris *	2,105	103
Valero Energy Corp (E)	6,964	1,186
Viper Energy, Cl A	4,232	162
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vital Energy *	1,672	$28
Vitesse Energy Inc	731	17
Weatherford International PLC	1,489	102
Williams Cos Inc/The	27,307	1,730
World Kinect Corp	961	25
		43,288
Health Care — 5.7%
10X Genomics Inc, Cl A *	859	10
Abbott Laboratories	8,768	1,174
AbbVie Inc	9,046	2,095
ACADIA Pharmaceuticals Inc *	1,934	41
Addus HomeCare Corp *	154	18
ADMA Biologics Inc *	787	12
Agilent Technologies Inc	1,359	174
Agios Pharmaceuticals Inc *	122	5
Akero Therapeutics Inc *	280	13
Align Technology Inc *	639	80
Alkermes PLC *	624	19
Alnylam Pharmaceuticals Inc *	718	327
Amgen Inc, Cl A (E)	2,777	784
Amicus Therapeutics Inc *	2,000	16
Apellis Pharmaceuticals Inc *	667	15
Apogee Therapeutics Inc *	37	2
Arcellx Inc *	307	25
Arrowhead Pharmaceuticals Inc *	530	18
Avantor Inc *	3,200	40
Avidity Biosciences Inc *	662	29
Axsome Therapeutics Inc *	209	25
Baxter International Inc (E)	4,417	101
Beam Therapeutics *	30	1
Becton Dickinson & Co	1,465	274
Biogen Inc *	821	115
Biohaven Ltd *	524	8
BioMarin Pharmaceutical Inc *	917	50
Bio-Rad Laboratories Inc, Cl A *	73	21
Bio-Techne Corp	800	45
Boston Scientific Corp *	7,404	723
Bridgebio Pharma Inc *	700	36
Bristol-Myers Squibb Co	10,893	491
Bruker Corp	410	13
Cardinal Health Inc	1,177	185
Catalyst Pharmaceuticals Inc *	494	10
Cencora Inc, Cl A	928	290
Centene Corp *	2,515	90
Charles River Laboratories International Inc *	256	40
Chemed Corp	80	36
Cigna Group/The	1,485	428
Concentra Group Holdings Parent Inc	267	6
CONMED Corp	152	7
Cooper Cos Inc/The *	1,188	81
Corcept Therapeutics Inc *	453	38
CorVel Corp *	145	11

234	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Crinetics Pharmaceuticals Inc *	500	$21
CVS Health Corp	6,338	478
Cytokinetics Inc *	323	18
Danaher Corp, Cl A	3,316	657
DaVita Inc *	128	17
Denali Therapeutics Inc *	876	13
DENTSPLY SIRONA Inc	1,315	17
Dexcom Inc *	1,870	126
Doximity Inc, Cl A *	727	53
Dynavax Technologies Corp *	138	1
Edwards Lifesciences Corp, Cl A *	2,825	220
Elanco Animal Health Inc *	3,057	62
Elevance Health Inc	1,131	365
Eli Lilly & Co	4,062	3,099
Encompass Health Corp	577	73
Enovis Corp *	272	8
Ensign Group Inc/The	243	42
Envista Holdings Corp *	1,312	27
Exact Sciences Corp *	827	45
Exelixis Inc *	1,535	63
GE HealthCare Technologies Inc	2,338	176
GeneDx Holdings Corp, Cl A *	187	20
Gilead Sciences Inc (E)	6,427	713
Glaukos Corp *	300	25
Globus Medical Inc, Cl A *	616	35
Guardant Health Inc *	440	28
Haemonetics Corp *	158	8
Halozyme Therapeutics Inc *	693	51
HCA Healthcare Inc	859	366
HealthEquity Inc *	369	35
Henry Schein Inc *	639	42
Hims & Hers Health Inc *	884	50
Hologic Inc *	1,055	71
Humana Inc	591	154
ICU Medical Inc *	61	7
Ideaya Biosciences Inc *	212	6
IDEXX Laboratories Inc *	395	252
Illumina Inc *	730	69
Incyte Corp *	767	65
Insmed Inc *	863	124
Inspire Medical Systems Inc *	87	6
Insulet Corp *	346	107
Integer Holdings Corp *	165	17
Intuitive Surgical Inc *	1,896	848
Ionis Pharmaceuticals Inc *	457	30
IQVIA Holdings Inc *	990	188
iRhythm Technologies Inc *	135	23
Jazz Pharmaceuticals PLC *	367	48
Johnson & Johnson	11,900	2,207
Krystal Biotech Inc *	159	28
Kymera Therapeutics *	39	2
Labcorp Holdings Inc	395	113
Lantheus Holdings Inc *	298	15
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
LeMaitre Vascular Inc	122	$11
Ligand Pharmaceuticals Inc *	159	28
LivaNova PLC *	414	22
Madrigal Pharmaceuticals Inc *	108	50
Masimo Corp *	273	40
McKesson Corp	637	492
Medpace Holdings Inc *	130	67
Medtronic PLC	6,503	619
Merck & Co Inc	12,921	1,085
Merit Medical Systems Inc *	239	20
Mettler-Toledo International Inc *	109	134
Mirati Therapeutics *	600	—
Mirum Pharmaceuticals Inc *	142	10
Moderna Inc *	1,712	44
Molina Healthcare Inc *	283	54
Natera Inc *	853	137
NeoGenomics Inc *	802	6
Neurocrine Biosciences Inc *	478	67
Nuvalent Inc, Cl A *	301	26
Option Care Health Inc *	1,055	29
Organon & Co	1,600	17
Penumbra Inc *	187	47
Perrigo Co PLC	900	20
Pfizer Inc	29,201	744
Premier Inc, Cl A	769	21
Prestige Consumer Healthcare Inc, Cl A *	315	20
Privia Health Group Inc *	837	21
PROCEPT BioRobotics Corp *	113	4
Protagonist Therapeutics Inc *	259	17
PTC Therapeutics Inc *	419	26
QIAGEN NV	1,021	46
Quest Diagnostics Inc	529	101
QuidelOrtho Corp *	400	12
RadNet Inc *	251	19
Regeneron Pharmaceuticals Inc	559	314
Repligen Corp *	337	45
ResMed Inc	755	207
REVOLUTION Medicines Inc *	855	40
Revvity Inc	641	56
Rhythm Pharmaceuticals Inc *	168	17
Roivant Sciences Ltd *	2,000	30
Royalty Pharma PLC, Cl A	1,803	64
Sarepta Therapeutics Inc *	253	5
Scholar Rock Holding Corp *	375	14
Select Medical Holdings Corp	800	10
Soleno Therapeutics Inc *	164	11
Solventum Corp *	804	59
Sotera Health Co *	203	3
STERIS PLC	527	130
Stryker Corp	1,760	651
Summit Therapeutics Inc *	312	6
Supernus Pharmaceuticals Inc *	477	23
Surgery Partners Inc *	75	2

SEI Institutional Managed Trust	235

CONSOLIDATED SCHEDULE OF INVESTMENTS
September 30, 2025

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tarsus Pharmaceuticals Inc *	584	$35
Teleflex Inc	214	26
Tempus AI Inc, Cl A *	473	38
Tenet Healthcare Corp *	412	84
TG Therapeutics Inc *	903	33
Thermo Fisher Scientific Inc	1,991	966
TransMedics Group Inc *	170	19
Twist Bioscience Corp *	257	7
Ultragenyx Pharmaceutical Inc *	500	15
United Therapeutics Corp *	156	65
UnitedHealth Group Inc (E)	4,740	1,637
Universal Health Services Inc, Cl B	288	59
Vaxcyte Inc *	566	20
Veeva Systems Inc, Cl A *	742	221
Veracyte Inc *	222	8
Vericel Corp *	97	3
Vertex Pharmaceuticals Inc *	1,308	512
Viatris Inc, Cl W	5,882	58
Viking Therapeutics Inc *	707	19
Waters Corp *	306	92
Waystar Holding Corp *	227	9
West Pharmaceutical Services Inc	344	90
Zimmer Biomet Holdings Inc	986	97
Zoetis Inc, Cl A	2,351	344
		29,556
Information Technology — 1.5%
Adobe Inc *	452	159
Akamai Technologies Inc *	158	12
Amdocs Ltd	208	17
AppLovin Corp, Cl A *	263	189
Atlassian Corp, Cl A *	218	35
Autodesk Inc, Cl A *	193	61
Bentley Systems Inc, Cl B	111	6
Cadence Design Systems Inc *	280	98
Cloudflare Inc, Cl A *	283	61
Cognizant Technology Solutions Corp, Cl A	602	40
CommVault Systems Inc *	68	13
Crowdstrike Holdings Inc, Cl A *	282	138
Datadog Inc, Cl A *	367	52
DocuSign Inc, Cl A *	300	22
Dynatrace Inc *	180	9
Elastic NV *	317	27
EPAM Systems Inc *	72	11
Fair Isaac Corp *	23	34
Fortinet Inc *	648	55
Gartner Inc *	105	28
Gen Digital Inc	326	9
GoDaddy Inc, Cl A *	82	11
Guidewire Software Inc *	128	29
HubSpot Inc *	33	15
International Business Machines Corp	943	266
Intuit Inc	281	192
Kyndryl Holdings Inc *	176	5
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Manhattan Associates Inc *	91	$19
Microsoft Corp (E)	7,328	3,796
MicroStrategy Inc, Cl A *	256	83
MongoDB Inc, Cl A *	77	24
Nutanix Inc, Cl A *	339	25
Okta Inc, Cl A *	226	21
Oracle Corp, Cl B	1,707	480
Palantir Technologies Inc, Cl A *	2,250	411
Palo Alto Networks Inc *	754	154
Procore Technologies Inc *	111	8
PTC Inc *	135	27
Roper Technologies Inc	97	48
Rubrik Inc, Cl A *	146	12
Salesforce Inc	1,050	249
Samsara Inc, Cl A *	682	25
ServiceNow Inc *	232	214
Snowflake Inc, Cl A *	333	75
Synopsys Inc *	221	109
Twilio Inc, Cl A *	193	19
Tyler Technologies Inc *	31	16
Unity Software Inc *	587	24
VeriSign Inc	72	20
Workday Inc, Cl A *	199	48
Zoom Video Communications Inc, Cl A *	390	32
Zscaler Inc *	134	40
		7,573
Real Estate — 2.9%
Acadia Realty Trust ‡	789	16
Agree Realty Corp ‡	1,161	82
Alexander & Baldwin Inc ‡	909	17
Alexandria Real Estate Equities Inc ‡	1,662	139
American Assets Trust Inc ‡	794	16
American Healthcare REIT Inc ‡	1,974	83
American Homes 4 Rent, Cl A ‡	3,114	104
American Tower Corp, Cl A ‡	4,546	874
Americold Realty Trust Inc ‡	3,020	37
Apartment Investment and Management Co, Cl A ‡	2,375	19
Apple Hospitality REIT Inc ‡	1,927	23
AvalonBay Communities Inc ‡	1,442	279
Brixmor Property Group Inc ‡	2,829	78
Broadstone Net Lease Inc, Cl A ‡	1,241	22
BXP Inc ‡	1,420	106
Camden Property Trust ‡	1,111	119
CareTrust REIT Inc ‡	1,850	64
CBRE Group Inc, Cl A *	2,877	453
Centerspace ‡	271	16
Compass Inc, Cl A *	4,408	35
COPT Defense Properties ‡	1,245	36
CoStar Group Inc *	4,021	339
Cousins Properties Inc ‡	2,006	58
Crown Castle Inc ‡	4,333	418
CubeSmart ‡	1,986	81

236	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Curbline Properties ‡	1,134	$25
Cushman & Wakefield PLC *	2,803	45
DiamondRock Hospitality Co ‡	2,869	23
Digital Realty Trust Inc, Cl A ‡	3,511	607
Douglas Emmett Inc ‡	2,051	32
Easterly Government Properties, Cl A ‡	720	17
EastGroup Properties Inc ‡	534	90
Elme Communities ‡	1,207	20
Empire State Realty Trust Inc, Cl A ‡	1,063	8
EPR Properties, Cl A ‡	936	54
Equinix Inc ‡	955	748
Equity LifeStyle Properties Inc ‡	1,944	118
Equity Residential ‡	3,678	238
Essential Properties Realty Trust Inc ‡	2,120	63
Essex Property Trust Inc ‡	634	170
eXp World Holdings Inc	250	3
Extra Space Storage Inc ‡	2,441	344
Federal Realty Investment Trust ‡	796	81
First Industrial Realty Trust Inc ‡	1,291	66
Four Corners Property Trust Inc ‡	763	19
Gaming and Leisure Properties Inc ‡	2,691	125
Getty Realty Corp ‡	790	21
Global Net Lease Inc ‡	2,522	21
Healthcare Realty Trust Inc, Cl A ‡	3,619	65
Healthpeak Properties Inc ‡	6,291	120
Highwoods Properties Inc ‡	761	24
Host Hotels & Resorts Inc ‡	7,040	120
Howard Hughes Holdings Inc *	413	34
Independence Realty Trust Inc ‡	2,051	34
Innovative Industrial Properties Inc, Cl A ‡	353	19
InvenTrust Properties Corp ‡	1,081	31
Invitation Homes Inc ‡	6,142	180
Iron Mountain Inc ‡	2,959	302
JBG SMITH Properties ‡	458	10
Jones Lang LaSalle Inc *	464	138
Kennedy-Wilson Holdings Inc	2,200	18
Kilroy Realty Corp ‡	979	41
Kimco Realty Corp ‡	6,142	134
Kite Realty Group Trust ‡	2,232	50
Lamar Advertising Co, Cl A ‡	924	113
Lineage Inc ‡	728	28
LTC Properties Inc ‡	365	13
LXP Industrial Trust, Cl B ‡	1,673	15
Macerich Co/The ‡	2,922	53
Marcus & Millichap Inc	315	9
Medical Properties Trust Inc ‡	4,477	23
Mid-America Apartment Communities Inc ‡	1,152	161
MILLROSE PROPERTIES	975	33
National Health Investors Inc ‡	336	27
National Storage Affiliates Trust ‡	723	22
NETSTREIT Corp ‡	508	9
Newmark Group Inc, Cl A	1,019	19
NexPoint Residential Trust Inc ‡	237	8
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NNN REIT Inc ‡	1,880	$80
Omega Healthcare Investors Inc ‡	2,896	122
Outfront Media ‡	1,930	35
Paramount Group Inc *‡	3,062	20
Park Hotels & Resorts Inc ‡	1,612	18
Pebblebrook Hotel Trust ‡	2,088	24
Phillips Edison & Co Inc ‡	1,007	35
PotlatchDeltic Corp ‡	633	26
Prologis Inc ‡	9,105	1,043
Public Storage ‡	1,633	472
Rayonier Inc ‡	1,382	37
Realty Income Corp ‡	8,840	537
Regency Centers Corp ‡	1,710	125
Rexford Industrial Realty Inc ‡	2,431	100
RLJ Lodging Trust ‡	2,622	19
Ryman Hospitality Properties Inc ‡	581	52
Sabra Health Care REIT Inc ‡	2,235	42
Safehold Inc ‡	1,019	16
SBA Communications Corp, Cl A ‡	1,101	213
Sila Realty Trust ‡	1,438	36
Simon Property Group Inc ‡	3,212	603
SITE Centers Corp ‡	567	5
SL Green Realty Corp ‡	768	46
St Joe Co/The	275	14
STAG Industrial Inc ‡	1,926	68
Sun Communities Inc ‡	1,404	181
Sunstone Hotel Investors Inc ‡	1,665	16
Tanger Inc ‡	1,256	42
Terreno Realty Corp ‡	854	48
UDR Inc ‡	3,419	127
UMH Properties Inc ‡	1,366	20
Urban Edge Properties ‡	1,047	21
Ventas Inc ‡	4,106	287
Veris Residential Inc ‡	1,108	17
VICI Properties Inc, Cl A ‡	10,554	344
Vornado Realty Trust ‡	1,852	75
Welltower Inc ‡	6,322	1,126
Weyerhaeuser Co ‡	7,432	184
WP Carey Inc ‡	2,052	139
Xenia Hotels & Resorts Inc ‡	1,562	21
Zillow Group Inc, Cl A *	403	30
Zillow Group Inc, Cl C *	1,566	121
		14,892
Utilities — 1.5%
AES Corp/The	5,061	67
ALLETE Inc	292	19
Alliant Energy Corp	1,429	96
Ameren Corp	1,409	147
American Electric Power Co Inc	2,665	300
American States Water Co	128	9
American Water Works Co Inc	1,000	139
Atmos Energy Corp	813	139
Avista Corp	554	21

SEI Institutional Managed Trust	237

CONSOLIDATED SCHEDULE OF INVESTMENTS
September 30, 2025

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Black Hills Corp, Cl A	352	$22
California Water Service Group, Cl A	357	16
CenterPoint Energy Inc	3,373	131
Chesapeake Utilities Corp	200	27
Clearway Energy Inc, Cl C	542	15
CMS Energy Corp	1,464	107
Consolidated Edison Inc	1,956	197
Constellation Energy Corp	1,607	529
Dominion Energy Inc	4,442	272
DTE Energy Co	1,047	148
Duke Energy Corp	3,538	438
Edison International	1,828	101
Entergy Corp	2,303	215
Essential Utilities Inc	1,192	48
Evergy Inc	1,131	86
Eversource Energy	1,894	135
Exelon Corp	5,193	234
FirstEnergy Corp	2,798	128
Hawaiian Electric Industries Inc *	1,410	16
IDACORP Inc, Cl A	217	29
MDU Resources Group Inc	1,542	27
MGE Energy Inc	134	11
National Fuel Gas Co	439	41
New Jersey Resources Corp	445	21
NextEra Energy Inc	10,456	789
NiSource Inc	2,374	103
Northwest Natural Holding Co	378	17
Northwestern Energy Group Inc	312	18
NRG Energy Inc	1,167	189
OGE Energy Corp	1,237	57
Oklo, Cl A *	395	44
ONE Gas Inc	343	28
Ormat Technologies Inc	400	39
Otter Tail Corp	200	16
PG&E Corp	11,592	175
Pinnacle West Capital Corp	659	59
Portland General Electric Co	323	14
PPL Corp	3,760	140
Public Service Enterprise Group Inc	2,577	215
Sempra	3,503	315
SJW Group	212	10
Southern Co/The	5,612	532
Southwest Gas Holdings Inc	387	30
Spire Inc	419	34
Talen Energy Corp *	222	94
TXNM Energy Inc	422	24
UGI Corp	1,084	36
Vistra Corp	1,748	342
WEC Energy Group Inc	1,655	190
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Xcel Energy Inc	2,971	$240
		7,681
Total Common Stock
(Cost $71,779) ($ Thousands)		146,324

	Face Amount (Thousands)
CORPORATE OBLIGATIONS — 8.9%
Communication Services — 0.1%
TELUS
7.000%, H15T5Y + 2.709%, 10/15/2055 (D)	$262	276
Time Warner Cable
4.500%, 09/15/2042	330	265
Warnermedia Holdings
3.755%, 03/15/2027	145	143
		684
Consumer Discretionary — 1.0%
Advance Auto Parts
7.000%, 08/01/2030 (F)	382	393
Flutter Treasury DAC
5.875%, 06/04/2031 (F)	520	528
Ford Motor
3.250%, 02/12/2032	434	380
Ford Motor Credit
7.350%, 11/04/2027	204	213
Hilton Domestic Operating
5.875%, 04/01/2029 (F)	378	386
Honda Motor
4.436%, 07/08/2028	396	398
Hyundai Capital America
6.100%, 09/21/2028 (F)	223	233
5.275%, 06/24/2027 (F)	84	85
5.250%, 01/08/2027 (F)	127	129
LG Energy Solution
5.375%, 04/02/2030 (F)	682	698
Marriott International
4.200%, 07/15/2027	388	389
MDC Holdings
6.000%, 01/15/2043	389	370
Qnity Electronics
5.750%, 08/15/2032 (F)	304	306
Toyota Motor Credit
4.650%, 09/03/2032	390	393
Wynn Macau
5.625%, 08/26/2028 (F)	348	348
		5,249
Consumer Staples — 0.6%
Altria Group
3.400%, 05/06/2030	745	715

238	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BAT Capital
4.625%, 03/22/2033	$104	$103
ERAC USA Finance
4.600%, 05/01/2028 (F)	278	282
General Mills
4.700%, 01/30/2027	134	135
Imperial Brands Finance
4.500%, 06/30/2028 (F)	397	399
Philip Morris International
5.625%, 11/17/2029	110	116
5.375%, 02/15/2033	549	573
4.875%, 02/13/2026	582	583
		2,906
Energy — 0.9%
Continental Resources
2.268%, 11/15/2026 (F)	1,050	1,024
Devon Energy
5.200%, 09/15/2034	440	438
Ecopetrol
8.625%, 01/19/2029	287	311
8.375%, 01/19/2036	115	119
Eni
5.750%, 05/19/2035 (F)	402	419
MPLX
5.400%, 09/15/2035	259	260
Occidental Petroleum
5.200%, 08/01/2029	140	142
Oleoducto Central
4.000%, 07/14/2027 (F)	221	217
ONEOK
6.050%, 09/01/2033	203	215
5.400%, 10/15/2035	337	339
Sunoco
5.625%, 03/15/2031 (F)	228	226
Targa Resources
5.650%, 02/15/2036	81	83
4.900%, 09/15/2030	75	76
Var Energi
8.000%, 11/15/2032 (F)	403	468
7.500%, 01/15/2028 (F)	314	333
Woodside Finance
6.000%, 05/19/2035	154	161
5.400%, 05/19/2030	60	61
		4,892
Financials — 3.2%
AIB Group
5.320%, SOFRRATE + 1.650%, 05/15/2031 (D)(F)	402	414
Ally Financial
6.992%, SOFRRATE + 3.260%, 06/13/2029 (D)	259	273
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.737%, SOFRINDX + 1.960%, 05/15/2029 (D)	$82	$84
American Express
5.098%, SOFRRATE + 1.000%, 02/16/2028 (D)	474	480
Athene Global Funding
5.583%, 01/09/2029 (F)	21	22
5.526%, 07/11/2031 (F)	10	10
5.033%, 07/17/2030 (F)	186	189
2.717%, 01/07/2029 (F)	59	56
2.550%, 11/19/2030 (F)	36	33
1.985%, 08/19/2028 (F)	155	145
Aviation Capital Group
4.875%, 10/01/2025 (F)	182	182
3.500%, 11/01/2027 (F)	110	108
1.950%, 01/30/2026 (F)	480	476
1.950%, 09/20/2026 (F)	153	149
Banco Bilbao Vizcaya Argentaria
7.883%, H15T1Y + 3.300%, 11/15/2034 (D)	200	232
Banco Santander
6.921%, 08/08/2033	400	445
Bank of Ireland Group
5.601%, SOFRRATE + 1.620%, 03/20/2030 (D)(F)	212	220
Banque Federative du Credit Mutuel
4.591%, 10/16/2028 (F)	390	394
Barclays
5.674%, SOFRRATE + 1.490%, 03/12/2028 (D)	216	220
5.335%, SOFRRATE + 1.910%, 09/10/2035 (D)	213	216
BPCE
6.508%, SOFRRATE + 2.791%, 01/18/2035 (D)(F)	483	513
CaixaBank
6.684%, SOFRRATE + 2.080%, 09/13/2027 (D)(F)	343	350
6.037%, SOFRRATE + 2.260%, 06/15/2035 (D)(F)	200	213
Capital One Financial
6.377%, SOFRRATE + 2.860%, 06/08/2034 (D)	486	526
Charles Schwab
4.000%, H15T5Y + 3.168%(D)(G)	756	747
Citigroup
7.625%, H15T5Y + 3.211%(D)(G)	16	17
4.643%, SOFRRATE + 1.143%, 05/07/2028 (D)	405	408
Credit Agricole MTN
6.251%, SOFRRATE + 2.670%, 01/10/2035 (D)(F)	324	342

SEI Institutional Managed Trust	239

CONSOLIDATED SCHEDULE OF INVESTMENTS
September 30, 2025

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Danske Bank
4.613%, H15T1Y + 1.100%, 10/02/2030 (D)(F)	$217	$218
Deutsche Bank NY
7.146%, SOFRRATE + 2.520%, 07/13/2027 (D)	177	181
4.950%, SOFRRATE + 1.300%, 08/04/2031 (D)	208	210
2.129%, SOFRRATE + 1.870%, 11/24/2026 (D)	347	345
Discover Bank
5.974%, USISOA05 + 1.730%, 08/09/2028 (D)	475	492
Fiserv
4.550%, 02/15/2031	246	247
Goldman Sachs Group
4.125%, H15T5Y + 2.949%(D)(G)	328	323
HSBC Holdings
5.597%, SOFRRATE + 1.060%, 05/17/2028 (D)	453	463
Intesa Sanpaolo
7.200%, 11/28/2033 (F)	327	373
KBC Group
4.454%, H15T1Y + 0.850%, 09/23/2031 (D)(F)	389	387
Lloyds Banking Group
5.462%, H15T1Y + 1.375%, 01/05/2028 (D)	324	329
4.976%, H15T1Y + 2.300%, 08/11/2033 (D)	404	409
Mastercard
4.550%, 01/15/2035	315	314
Morgan Stanley MTN
2.239%, SOFRRATE + 1.178%, 07/21/2032 (D)	3	3
Nationwide Building Society MTN
2.972%, SOFRRATE + 1.290%, 02/16/2028 (D)(F)	319	313
NatWest Group
5.115%, H15T1Y + 1.050%, 05/23/2031 (D)	213	219
3.032%, H15T5Y + 2.350%, 11/28/2035 (D)	208	190
Principal Life Global Funding II
5.100%, 01/25/2029 (F)	311	319
S&P Global
4.250%, 05/01/2029	166	167
Santander UK Group Holdings
4.320%, SOFRINDX + 1.070%, 09/22/2029 (D)	389	388
Societe Generale
5.519%, H15T1Y + 1.500%, 01/19/2028 (D)(F)	282	286
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.249%, SOFRRATE + 1.420%, 05/22/2029 (D)(F)		$244	$248
Standard Chartered
5.244%, H15T1Y + 1.350%, 05/13/2031 (D)(F)		402	413
Sumitomo Mitsui Financial Group
5.316%, 07/09/2029		232	240
Sumitomo Mitsui Trust Bank MTN
4.450%, 09/10/2027 (F)		203	204
Svenska Handelsbanken
4.750%, H15T5Y + 4.048%(D)(G)		800	761
Swiss Re Finance Luxembourg
5.000%, H15T5Y + 3.582%, 04/02/2049 (D)		200	202
Synchrony Financial
5.450%, SOFRRATE + 1.680%, 03/06/2031 (D)		132	134
Toronto-Dominion Bank
5.146%, H15T5Y + 1.500%, 09/10/2034 (D)		153	155
UBS
4.864%, SOFRRATE + 0.720%, 01/10/2028 (D)		419	423
			16,420
Health Care — 0.3%
Eli Lilly
4.000%, 10/15/2028		388	389
Organon & Co
2.875%, 04/30/2028	EUR	200	229
Roche Holdings
4.203%, 09/09/2029 (F)		$440	442
Takeda US Financing
5.200%, 07/07/2035		397	403
Viatris
2.700%, 06/22/2030		216	194
			1,657
Industrials — 0.7%
Axon Enterprise
6.250%, 03/15/2033 (F)		162	167
6.125%, 03/15/2030 (F)		222	228
Boeing
3.250%, 02/01/2028		227	222
Caterpillar Financial Services
4.450%, 10/16/2026		441	444
Delta Air Lines
4.750%, 10/20/2028 (F)		475	477
4.500%, 10/20/2025 (F)		34	34
ENA Master Trust
4.000%, 05/19/2048 (F)		272	206
Lima Metro Line 2 Finance
5.875%, 07/05/2034		175	181

240	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.350%, 04/05/2036 (F)	$175	$169
Mileage Plan IP
5.021%, 10/20/2029 (F)	48	48
Regal Rexnord
6.050%, 02/15/2026	789	793
Republic Services
4.750%, 07/15/2030	411	421
Westinghouse Air Brake Technologies
4.900%, 05/29/2030	400	409
		3,799
Information Technology — 0.5%
Applied Materials
4.000%, 01/15/2031	389	385
Broadcom
5.050%, 07/12/2027	170	173
4.150%, 02/15/2028	110	110
Hewlett Packard Enterprise
4.400%, 09/25/2027	179	180
Kioxia Holdings
6.625%, 07/24/2033 (F)	391	402
NXP BV
5.550%, 12/01/2028	317	328
Oracle
5.500%, 08/03/2035	345	355
5.200%, 09/26/2035	28	28
TSMC Arizona
3.875%, 04/22/2027	406	405
		2,366
Materials — 0.2%
Freeport Indonesia MTN
4.763%, 04/14/2027 (F)	243	243
Glencore Funding
6.500%, 10/06/2033 (F)	56	62
5.338%, 04/04/2027 (F)	143	145
5.186%, 04/01/2030 (F)	77	79
4.907%, 04/01/2028 (F)	178	181
LYB International Finance III
6.150%, 05/15/2035	67	70
Solstice Advanced Materials
5.625%, 09/30/2033 (F)	169	170
Volcan Cia Minera SAA
8.750%, 01/24/2030 (F)	55	57
		1,007
Real Estate — 0.1%
American Tower
3.650%, 03/15/2027	130	129
GLP Capital
5.250%, 02/15/2033	293	294
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Omega Healthcare Investors
5.200%, 07/01/2030	$70	$71
		494
Utilities — 1.3%
Aegea Finance Sarl
7.625%, 01/20/2036 (F)	387	385
6.750%, 05/20/2029	223	227
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (F)	286	270
Alexander Funding Trust II
7.467%, 07/31/2028 (F)	104	111
American Electric Power
6.950%, H15T5Y + 2.675%, 12/15/2054 (D)	275	298
CenterPoint Energy Houston Electric
5.050%, 03/01/2035	400	404
4.950%, 04/01/2033	18	19
4.950%, 08/15/2035	13	13
Chile Electricity Lux MPC II SARL
5.672%, 10/20/2035 (F)	202	208
5.580%, 10/20/2035 (F)	421	435
Comision Federal de Electricidad
4.688%, 05/15/2029 (F)	268	264
Duke Energy Carolinas NC Storm Funding
2.617%, 07/01/2043	403	318
Electricite de France
9.125%, H15T5Y + 5.411%(D)(F)(G)	238	276
Enel Finance International
4.125%, 09/30/2028 (F)	388	387
Engie Energia Chile
6.375%, 04/17/2034 (F)	200	213
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple
7.250%, 01/31/2041 (F)	242	258
Israel Electric MTN
4.250%, 08/14/2028 (F)	441	435
Kallpa Generacion
5.875%, 01/30/2032 (F)	208	218
Niagara Mohawk Power
5.290%, 01/17/2034 (F)	146	149
4.647%, 10/03/2030 (F)	248	249
NRG Energy
4.734%, 10/15/2030 (F)	70	70
Pacific Gas and Electric
5.550%, 05/15/2029	73	75
Public Service of Colorado
5.150%, 09/15/2035	389	394
Terraform Global Operating
6.125%, 03/01/2026 (F)	26	26
Virginia Electric and Power
4.900%, 09/15/2035	332	330

SEI Institutional Managed Trust	241

CONSOLIDATED SCHEDULE OF INVESTMENTS
September 30, 2025

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Vistra
7.000%, H15T5Y + 5.740%(D)(F)(G)	$286	$290
Vistra Operations
6.950%, 10/15/2033 (F)	199	222
		6,544
Total Corporate Obligations
(Cost $45,410) ($ Thousands)		46,018

ASSET-BACKED SECURITIES — 3.5%
Automotive — 1.6%
ACM Auto Trust, Ser 2024-2A, Cl A
6.060%, 02/20/2029(F)	189	189
ACM Auto Trust, Ser 2025-1A, Cl A
5.380%, 06/20/2029(F)	156	155
ACM Auto Trust, Ser 2025-2A, Cl A
5.550%, 06/20/2028(F)	495	494
ACM Auto Trust, Ser 2025-3A, Cl A
5.010%, 01/22/2030(F)	234	233
Arivo Acceptance Auto Loan Receivables Trust, Ser 2025-1A, Cl A2
4.920%, 05/15/2029(F)	324	324
AutoNation Finance Trust, Ser 2025-1A, Cl A2
4.720%, 04/10/2028(F)	665	667
Avis Budget Rental Car Funding AESOP, Ser 2023-3A, Cl A
5.440%, 02/22/2028(F)	554	562
Avis Budget Rental Car Funding AESOP, Ser 2023-5A, Cl B
6.120%, 04/20/2028(F)	424	433
Carvana Auto Receivables Trust, Ser 2021- N3, Cl C
1.020%, 06/12/2028	33	32
Carvana Auto Receivables Trust, Ser 2021- N4, Cl D
2.300%, 09/11/2028	60	58
Carvana Auto Receivables Trust, Ser 2021- P4, Cl D
2.610%, 09/11/2028	441	424
Carvana Auto Receivables Trust, Ser 2024- P3, Cl A2
4.610%, 11/10/2027	121	121
FHF Trust, Ser 2023-1A, Cl A2
6.570%, 06/15/2028(F)	93	93
Flagship Credit Auto Trust, Ser 2024-3, Cl A
4.880%, 11/15/2028(F)	149	149
Ford Credit Auto Owner Trust, Ser 2021-1, Cl D
2.310%, 10/17/2033(F)	605	596
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GLS Auto Receivables Issuer Trust, Ser 2024-3A, Cl A2
5.350%, 08/16/2027(F)	$117	$117
LAD Auto Receivables Trust, Ser 2022-1A, Cl A
5.210%, 06/15/2027(F)	7	7
Lendbuzz Securitization Trust, Ser 2023-1A, Cl A2
6.920%, 08/15/2028(F)	375	380
Lendbuzz Securitization Trust, Ser 2023- 2A, Cl A2
7.090%, 10/16/2028(F)	161	164
Lendbuzz Securitization Trust, Ser 2025-1A, Cl A2
5.100%, 10/15/2030(F)	548	549
Octane Receivables Trust, Ser 2021-2A, Cl B
2.020%, 09/20/2028(F)	308	307
Prestige Auto Receivables Trust, Ser 2025- 1A, Cl A2
4.870%, 12/15/2027(F)	542	543
Research-Driven Pagaya Motor Asset Trust VII, Ser 2022-3A, Cl A
5.380%, 11/25/2030(F)	27	28
Research-Driven Pagaya Motor Asset Trust, Ser 2025-4A, Cl A2
5.124%, 04/25/2034(F)	658	661
Research-Driven Pagaya Motor Trust, Ser 2024-1A, Cl A
7.090%, 06/25/2032(F)	148	149
Santander Drive Auto Receivables Trust, Ser 2024-4, Cl A2
5.410%, 07/15/2027	25	26
Tesla Auto Lease Trust, Ser 2024-A, Cl A3
5.300%, 06/21/2027(F)	208	209
Tricolor Auto Securitization Trust, Ser 2024- 2A, Cl A
6.360%, 12/15/2027(F)	49	47
Tricolor Auto Securitization Trust, Ser 2025- 2A, Cl A
5.120%, 01/16/2029(F)	600	433
		8,150
Credit Cards — 0.3%
Brex Commercial Charge Card Master Trust, Ser 2024-1, Cl A1
6.050%, 07/15/2027(F)	473	476
Mission Lane Credit Card Master Trust, Ser 2024-B, Cl A
5.880%, 01/15/2030(F)	728	735
Mission Lane Credit Card Master Trust, Ser 2025-A, Cl A
5.800%, 05/15/2030(F)	444	449
		1,660

242	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Other Asset-Backed Securities — 1.6%
AB Issuer, Ser 2021-1, Cl A2
3.734%, 07/30/2051(F)	$798	$755
Affirm Asset Securitization Trust, Ser 2024- X2, Cl A
5.220%, 12/17/2029(F)	108	108
Affirm Asset Securitization Trust, Ser 2025- X1, Cl A
5.080%, 04/15/2030(F)	315	316
AGL CLO 12, Ser 2021-12A, Cl A1
5.747%, TSFR3M + 1.422%, 07/20/2034(D)(F)	970	970
Amur Equipment Finance Receivables XI, Ser 2022-2A, Cl A2
5.300%, 06/21/2028(F)	52	52
Bellemeade Re, Ser 2022-2, Cl M1A
8.356%, SOFR30A + 4.000%, 09/27/2032(D)(F)	58	58
Cajun Global, Ser 2021-1, Cl A2
3.931%, 11/20/2051(F)	178	176
College Ave Student Loans, Ser 2021-C, Cl B
2.720%, 07/26/2055(F)	158	148
Dext ABS, Ser 2023-1, Cl A2
5.990%, 03/15/2032(F)	238	239
Diamond Issuer, Ser 2021-1A, Cl A
2.305%, 11/20/2051(F)	839	798
Eagle RE, Ser 2023-1, Cl M1A
6.356%, SOFR30A + 2.000%, 09/26/2033(D)(F)	185	185
Equify ABS, Ser 2024-1A, Cl A
5.430%, 04/18/2033(F)	227	227
GCI Funding I, Ser 2021-1, Cl A
2.380%, 06/18/2046(F)	203	189
Goldentree Loan Management US CLO 7, Ser 2024-7A, Cl ARR
5.426%, TSFR3M + 1.100%, 04/20/2034(D)(F)	651	649
HFX, Ser 2017-1A
3.622%, 03/15/2035	6	6
MVW, Ser 2021-2A, Cl B
1.830%, 05/20/2039(F)	123	117
Nelnet Student Loan Trust, Ser 2021-DA, Cl AFX
1.630%, 04/20/2062(F)	111	106
Neuberger Berman Loan Advisers Clo 42, Ser 2025-42A, Cl AR
5.268%, TSFR3M + 0.950%, 07/16/2036(D)(F)	1,141	1,141
NMEF Funding, Ser 2022-B, Cl A2
6.070%, 06/15/2029(F)	19	20
Oportun Funding Trust 2025-1, Ser 2025-1, Cl A
4.960%, 08/16/2032(F)	195	195
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Oportun Funding Trust, Ser 2024-3, Cl A
5.260%, 08/15/2029(F)	$128	$128
Pagaya AI Debt Grantor Trust 2025-1, Ser 2025-1, Cl A
5.156%, 07/15/2032(D)(F)	77	78
Pagaya AI Debt Grantor Trust, Ser 2024-5, Cl A
6.278%, 10/15/2031(F)	129	130
Pagaya Ai Debt Grantor Trust, Ser 2024-9, Cl B
5.306%, 03/15/2032(F)	481	482
Pagaya Ai Debt Grantor Trust, Ser 2025-6, Cl A2
4.497%, 04/15/2033(F)	180	180
Pagaya AI Debt Trust, Ser 2024-3, Cl A
6.258%, 10/15/2031(F)	137	138
Pagaya Point of Sale Holdings Grantor Trust, Ser 2025-1, Cl A
5.715%, 01/20/2034(F)	218	220
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051(F)	240	227
VFI ABS, Ser 2025-1A, Cl A
4.780%, 06/24/2030(F)	460	462
		8,500

Total Asset-Backed Securities
(Cost $18,587) ($Thousands)		18,310

MORTGAGE-BACKED SECURITIES — 3.5%
Agency Mortgage-Backed Obligations — 0.1%
FHLMC CMO, Ser 2017-4693, Cl SL, IO
1.663%, 06/15/2047(D)	803	97
FHLMC CMO, Ser 2020-4981, Cl HS, IO
1.630%, 06/25/2050(D)	1,580	173
FNMA CMO, Ser 2014-78, Cl SE, IO
1.630%, 12/25/2044(D)	565	65
FNMA CMO, Ser 2016-77, Cl DS, IO
1.530%, 10/25/2046(D)	590	69
FNMA CMO, Ser 2017-62, Cl AS, IO
1.680%, 08/25/2047(D)	666	77
FNMA CMO, Ser 2017-97, Cl LS, IO
1.730%, 12/25/2047(D)	931	115
GNMA CMO, Ser 2017-122, Cl SA, IO
1.950%, 08/20/2047(D)	489	67

SEI Institutional Managed Trust	243

CONSOLIDATED SCHEDULE OF INVESTMENTS
September 30, 2025

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2017-134, Cl SE, IO
1.950%, 09/20/2047(D)	$426	$56
		719
Non-Agency Mortgage-Backed Obligations — 3.4%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	36	24
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 08/25/2036	217	106
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	86	58
AREIT Trust, Ser 2022-CRE6, Cl A
5.637%, SOFR30A + 1.250%, 01/20/2037(D)(F)	739	739
BBCMS Mortgage Trust, Ser 2020-BID, Cl A
6.406%, TSFR1M + 2.254%, 10/15/2037(D)(F)	779	779
BX Commercial Mortgage Trust, Ser 2019- IMC, Cl E
6.346%, TSFR1M + 2.196%, 04/15/2034(D)(F)	656	639
BX Commercial Mortgage Trust, Ser 2019- IMC, Cl D
6.096%, TSFR1M + 1.946%, 04/15/2034(D)(F)	162	160
Chase Mortgage Finance Trust, Ser 2007- S5, Cl 1A17
6.000%, 07/25/2037	90	39
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036	112	44
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036	58	25
COMM Mortgage Trust, Ser 2010-C1, Cl D
5.985%, 07/10/2046(D)(F)	467	462
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
6.006%, SOFR30A + 1.650%, 12/25/2041(D)(F)	319	321
Connecticut Avenue Securities Trust, Ser 2022-R01, Cl 1M2
6.256%, SOFR30A + 1.900%, 12/25/2041(D)(F)	1,023	1,037
Connecticut Avenue Securities Trust, Ser 2022-R03, Cl 1M2
7.856%, SOFR30A + 3.500%, 03/25/2042(D)(F)	838	864
Connecticut Avenue Securities Trust, Ser 2022-R04, Cl 1M2
7.456%, SOFR30A + 3.100%, 03/25/2042(D)(F)	211	217
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2023-R02, Cl 1M1
6.656%, SOFR30A + 2.300%, 01/25/2043(D)(F)	$280	$285
Connecticut Avenue Securities Trust, Ser 2023-R04, Cl 1M1
6.656%, SOFR30A + 2.300%, 05/25/2043(D)(F)	515	525
Connecticut Avenue Securities Trust, Ser 2023-R05, Cl 1M1
6.256%, SOFR30A + 1.900%, 06/25/2043(D)(F)	394	397
Connecticut Avenue Securities Trust, Ser 2025-R03, Cl 2M1
5.956%, SOFR30A + 1.600%, 03/25/2045(D)(F)	464	466
Connecticut Avenue Securities Trust, Ser 2025-R05, Cl 2M1
5.556%, SOFR30A + 1.200%, 07/25/2045(D)(F)	634	636
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
4.652%, TSFR1M + 0.494%, 12/25/2036(D)	301	95
FHLMC Multifamily Structured Credit Risk, Ser 2021-MN1, Cl M1
6.356%, SOFR30A + 2.000%, 01/25/2051(D)(F)	33	33
FHLMC STACR Debt Notes, Ser 2023-DNA2, Cl M1A
6.448%, SOFR30A + 2.100%, 04/25/2043(D)(F)	233	237
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl M2
6.006%, SOFR30A + 1.650%, 01/25/2034(D)(F)	84	84
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
5.856%, SOFR30A + 1.500%, 10/25/2041(D)(F)	924	926
FHLMC STACR REMIC Trust, Ser 2021-DNA7, Cl M2
6.156%, SOFR30A + 1.800%, 11/25/2041(D)(F)	1,042	1,051
FHLMC STACR REMIC Trust, Ser 2021-HQA4, Cl M2
6.706%, SOFR30A + 2.350%, 12/25/2041(D)(F)	668	675
FHLMC STACR REMIC Trust, Ser 2022-DNA5, Cl M1A
7.306%, SOFR30A + 2.950%, 06/25/2042(D)(F)	331	338

244	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2022-DNA7, Cl M1A
6.856%, SOFR30A + 2.500%, 03/25/2052(D)(F)	$366	$369
FHLMC STACR REMIC Trust, Ser 2023-DNA1, Cl M1A
6.448%, SOFR30A + 2.100%, 03/25/2043(D)(F)	291	295
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1A
6.356%, SOFR30A + 2.000%, 05/25/2043(D)(F)	379	382
FHLMC STACR REMIC Trust, Ser 2024-HQA2, Cl M1
5.556%, SOFR30A + 1.200%, 08/25/2044(D)(F)	460	461
FHLMC STACR REMIC Trust, Ser 2025-DNA2, Cl A1
5.456%, SOFR30A + 1.100%, 05/25/2045(D)(F)	172	173
FHLMC STACR REMIC Trust, Ser 2025-DNA2, Cl M1
5.556%, SOFR30A + 1.200%, 05/25/2045(D)(F)	179	179
FHLMC STACR Remic Trust, Ser 2025-DNA3, Cl A1
5.320%, SOFR30A + 0.950%, 09/25/2045(D)(F)	649	650
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
10.171%, SOFR30A + 5.814%, 04/25/2028(D)	61	62
FNMA Connecticut Avenue Securities, Ser 2021-R02, Cl 2M2
6.356%, SOFR30A + 2.000%, 11/25/2041(D)(F)	438	443
GS Mortgage Securities Trust, Ser 2011- GC5, Cl D
5.314%, 08/10/2044(D)(F)	13	9
GS Mortgage Securities Trust, Ser 2021-1, Cl A-1
2.638%, 08/17/2026	26	25
2.435%, 08/17/2026	769	754
1.433%, 08/17/2026	203	201
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
4.772%, TSFR1M + 0.614%, 03/25/2035(D)	38	31
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, IO
0.551%, 09/15/2047(D)	964	–
JPMorgan Chase Bank, Ser 2019-CL1, Cl M3
6.372%, TSFR1M + 2.214%, 04/25/2047(D)(F)	74	75
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Natixis Commercial Mortgage Securities Trust, Ser 2019-MILE, Cl A
5.730%, TSFR1M + 1.579%, 07/15/2036(D)(F)	$266	$256
Neighborly Issuer, Ser 2023-1A, Cl A2
7.308%, 01/30/2053(F)	762	772
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.486%, 11/15/2049(D)	925	891
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
9.971%, SOFR30A + 5.614%, 11/25/2025(D)(F)	26	28
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
9.721%, SOFR30A + 5.364%, 11/25/2025(D)(F)	115	120
		17,438

Total Mortgage-Backed Securities
(Cost $18,965) ($ Thousands)		18,157

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.4%
FFCB^
4.435%, SOFRRATE + 0.235%, 02/11/2028(D)	600	600
4.430%, SOFRRATE + 0.230%, 08/01/2028(D)	1,100	1,100
4.220%, SOFRRATE + 0.020%, 11/06/2025(D)	600	600
FHLB^
4.430%, SOFRRATE + 0.230%, 07/14/2028(D)	1,000	1,000
4.000%, 10/09/2026	300	301
3.500%, 09/09/2027	1,100	1,097
0.620%, 02/26/2026	200	197
FHLMC^
4.420%, SOFRRATE + 0.220%, 05/23/2028(D)	1,100	1,103
4.340%, SOFRRATE + 0.140%, 10/16/2026(D)	700	701
FNMA^
4.460%, SOFRRATE + 0.260%, 11/05/2027(D)	500	501

Total U.S. Government Agency Obligations
(Cost $7,199) ($ Thousands)		7,200

SEI Institutional Managed Trust	245

CONSOLIDATED SCHEDULE OF INVESTMENTS
September 30, 2025

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
REGISTERED INVESTMENT COMPANY — 0.3%
Sprott Physical Uranium Trust *	80,600	$1,612

Total Registered Investment Company

(Cost $1,326) ($ Thousands)		1,612

	Face Amount (Thousands)
SOVEREIGN DEBT — 0.3%

Braskem Netherlands Finance BV
4.500%, 01/10/2028	$227	98
Colombia Government International Bond
3.125%, 04/15/2031	225	195
Eagle Funding Luxco Sarl
5.500%, 08/17/2030(F)	390	396
Mexico Government International Bond
5.375%, 03/22/2033	259	258
Romanian Government International Bond
5.750%, 09/16/2030(F)	616	628

Total Sovereign Debt
(Cost $1,682) ($Thousands)		1,575

	Shares
FOREIGN COMMON STOCK — 0.2%
Belgium — 0.0%

Communication Services — 0.0%
Liberty Global Ltd, Cl A *	410	5

Cameroon — 0.0%
Energy — 0.0%
Golar LNG Ltd	2,472	100

Canada — 0.1%
Energy — 0.0%
Brookfield Infrastructure Partners, Cl A	525	21
Brookfield Renewable Corp	955	33
Encore Energy *	6,032	19
Teekay Tankers Ltd, Cl A	348	18
		91

Health Care — 0.1%
Xenon Pharmaceuticals *	3,186	128

Total Canada		219
Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Ghana — 0.0%
Energy — 0.0%
Kosmos Energy Ltd *	9,707	$16

Guatemala — 0.0%
Communication Services — 0.0%
Millicom International Cellular SA	669	32

Ireland — 0.0%
Information Technology — 0.0%
Accenture PLC, Cl A	722	178

Mexico — 0.0%
Energy — 0.0%
Borr Drilling Ltd	16,499	44

Monaco — 0.0%
Energy — 0.0%
Scorpio Tankers Inc	858	48

Norway — 0.0%
Energy — 0.0%
FLEX LNG	616	15
Seadrill *	1,495	45
SFL Corp Ltd, Cl B	3,000	23
		83
Switzerland — 0.0%
Health Care — 0.0%
CRISPR Therapeutics AG *	980	64

United Kingdom — 0.1%
Communication Services — 0.0%
Liberty Global Ltd, Cl C *	1,259	15

Energy — 0.1%
TechnipFMC PLC	9,152	361

246	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Health Care — 0.0%
Indivior *	1,108	$27

Total United Kingdom		403

Total Foreign Common Stock
(Cost $840) ($Thousands)		1,192

	Number of Rights
RIGHTS — 0.0%
Abiomed Inc *‡‡(H)	408	–
Blueprint Medicines Corp *‡‡(H)	389	–
Novartis AG *‡‡(H)	800	–
Total Rights
(Cost $—) ($ Thousands)		–

PURCHASED OPTION — 0.0%
Total Purchased Option
(Cost $11) ($ Thousands)		6

Total Investments in Securities — 97.7%
(Cost $429,614) ($ Thousands)		$507,348

	Shares
COMMON STOCK SOLD SHORT— (2.4)%
Communication Services — (0.5)%
Cable One Inc	(61)	(11)
Charter Communications Inc, Cl A *	(905)	(249)
Comcast Corp, Cl A	(39,467)	(1,240)
DoubleVerify Holdings Inc *	(1,503)	(18)
EchoStar Corp, Cl A *	(1,089)	(83)
Fox Corp, Cl A	(2,276)	(144)
Fox Corp, Cl B	(1,400)	(80)
Interpublic Group of Cos Inc/The	(3,743)	(105)
John Wiley & Sons Inc, Cl A	(523)	(21)
Liberty Broadband Corp, Cl A *	(48)	(3)
Liberty Broadband Corp, Cl C *	(1,293)	(82)
Magnite Inc *	(1,279)	(28)
New York Times Co/The, Cl A	(1,674)	(96)
News Corp, Cl A	(3,856)	(118)
News Corp, Cl B	(1,134)	(39)
Nexstar Media Group Inc, Cl A	(318)	(63)
Omnicom Group Inc	(2,361)	(193)
Sirius XM Holdings Inc	(2,172)	(51)
TEGNA Inc	(554)	(11)
Trade Desk Inc/The, Cl A *	(4,640)	(227)

		(2,862)
Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Energy — 0.0%
CONSOL Energy *	(208)	$(17)

Information Technology — (1.9)%
Advanced Micro Devices Inc *	(1,184)	(192)
Amphenol Corp, Cl A	(1,140)	(141)
Analog Devices Inc	(447)	(110)
Apple Inc	(11,139)	(2,836)
Applied Materials Inc	(745)	(152)
Arista Networks Inc *	(690)	(101)
Astera Labs Inc *	(48)	(9)
Broadcom Inc	(3,441)	(1,135)
CDW Corp/DE	(153)	(24)
Ciena Corp *	(62)	(9)
Cisco Systems Inc	(4,334)	(297)
Coherent Corp *	(68)	(7)
Corning Inc, Cl B	(687)	(56)
Credo Technology Group Holding Ltd *	(47)	(7)
Dell Technologies Inc, Cl C	(181)	(26)
F5 Inc, Cl A *	(41)	(13)
First Solar Inc *	(112)	(25)
Flex Ltd *	(328)	(19)
Hewlett Packard Enterprise Co	(783)	(19)
HP Inc	(568)	(15)
Intel Corp	(2,714)	(91)
Jabil Inc	(102)	(22)
Keysight Technologies Inc *	(73)	(13)
KLA Corp	(115)	(124)
Lam Research Corp	(1,143)	(153)
Marvell Technology Inc	(414)	(35)
Microchip Technology Inc	(180)	(12)
Micron Technology Inc	(861)	(144)
Monolithic Power Systems Inc	(28)	(26)
Motorola Solutions Inc	(161)	(74)
NetApp Inc	(108)	(13)
NVIDIA Corp	(17,834)	(3,327)
ON Semiconductor Corp *	(75)	(4)
Pure Storage Inc, Cl A *	(330)	(28)
QUALCOMM Inc	(1,106)	(184)
Skyworks Solutions Inc	(231)	(18)
Super Micro Computer Inc *	(650)	(31)
TD SYNNEX Corp	(61)	(10)
Teledyne Technologies Inc *	(38)	(22)
Teradyne Inc	(80)	(11)
Texas Instruments Inc	(798)	(147)
Trimble Inc *	(110)	(9)
Western Digital Corp	(179)	(21)
Zebra Technologies Corp, Cl A *	(37)	(11)

		(9,723)

SEI Institutional Managed Trust	247

CONSOLIDATED SCHEDULE OF INVESTMENTS
September 30, 2025

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)

Total Common Stock Sold Short
(Proceeds $10,504) ($ Thousands)		$(12,602)
Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK SOLD SHORT —0.0%
Thailand — (0.0)%
Information Technology — (0.0)%
Fabrinet *	(8)	$(3)

Total Foreign Common Stock Sold Short
(Proceeds $2) ($ Thousands)		(3)

Total Investments Sold Short — (2.4)%
(Proceeds $10,506) ($ Thousands)		$(12,605)

A list of open exchange traded options contracts for the Fund at September 30, 2025, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTION — 0.0%
Call Options
CRUDE OIL FUTURE OPTION	18	$1,224	$68.00	10/18/2025	$6

Total Purchased Option		$1,224			$6

A list of the open futures contracts held by the Fund at September 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Brent Crude^	50	Dec-2025	$3,333	$3,301	$(32)
Brent Crude^	52	Jan-2026	3,486	3,413	(73)
CA Carbon Allowance Vintage^	40	Dec-2026	1,237	1,312	75
CA Low Carbon Fuel^	27	Dec-2026	164	162	(2)
Coffee C^	21	Mar-2026	3,097	2,827	(270)
Copper^	14	Dec-2025	1,950	1,700	(250)
Copper^	20	Dec-2025	2,293	2,428	135
Corn^	155	Dec-2025	3,209	3,220	11
Corn^	51	Mar-2026	1,125	1,101	(24)
Cotton No. 2^	65	Mar-2026	2,230	2,196	(34)
Feeder Cattle^	16	Nov-2025	2,743	2,875	132
Gasoline^	37	Nov-2025	2,987	2,988	1
Gold^	59	Dec-2025	20,252	22,852	2,600
ICE ECX Emission^	7	Dec-2026	645	639	(6)
IODEX Iron Ore^	152	Nov-2025	1,597	1,575	(22)
KC HRW Wheat^	72	Dec-2025	1,846	1,792	(54)
KC HRW Wheat^	10	Mar-2026	260	260	–
Lean Hogs^	13	Feb-2026	450	469	19
Live Cattle^	22	Dec-2025	2,105	2,066	(39)
Live Cattle^	17	Feb-2026	1,573	1,613	40
Live Cattle^	22	Oct-2025	2,057	2,041	(16)
LME Copper^	12	Jan-2026	2,938	3,081	143
LME Copper^	12	Dec-2025	2,948	3,081	133
LME Nickel^	15	Dec-2025	1,368	1,369	1
LME Primary Aluminum^	71	Dec-2025	4,679	4,759	80

248	SEI Institutional Managed Trust

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
LME Zinc^	24	Dec-2025	$1,761	$1,782	$21
Low Sulphur Gasoil^	81	Nov-2025	5,485	5,564	79
Low Sulphur Gasoil^	30	Jan-2026	1,985	1,994	9
Mill Wheat^	62	Mar-2026	746	702	(50)
Natural Gas^	59	Dec-2026	2,665	2,678	13
Natural Gas^	10	Oct-2026	409	393	(16)
Natural Gas^	62	Oct-2025	2,087	2,048	(39)
NY Harbor ULSD^	23	Jan-2026	2,207	2,205	(2)
NY Harbor ULSD^	15	Oct-2025	1,443	1,464	21
Palladium^	8	Dec-2025	926	1,030	104
Platinum^	14	Jan-2026	1,127	1,124	(3)
Silver^	27	Dec-2025	5,451	6,295	844
Soybean^	98	Mar-2026	5,154	5,075	(79)
Soybean^	10	Jan-2026	522	510	(12)
Soybean^	66	Nov-2025	3,408	3,306	(102)
Soybean Oil^	13	Dec-2025	417	386	(31)
Soybean Oil^	13	Jan-2026	420	389	(31)
Soybean Oil^	69	Jul-2026	2,194	2,090	(104)
Sugar No. 11^	73	May-2026	1,277	1,319	42
Sugar No. 11^	110	Feb-2026	2,072	2,046	(26)
Sugar No. 11^	36	Mar-2026	659	669	10
U.S. 2-Year Treasury Note	314	Dec-2025	65,450	65,437	(13)
U.S. 5-Year Treasury Note	188	Dec-2025	20,491	20,529	38
WTI Crude Oil^	28	Dec-2025	1,766	1,734	(32)
WTI Crude Oil^	28	Nov-2025	1,775	1,746	(29)
WTI Crude Oil^	14	Jan-2026	880	864	(16)
WTI Crude Oil^	56	Feb-2026	3,497	3,443	(54)
			206,846	209,942	3,090
Short Contracts
Brent Crude^	(39)	Dec-2025	$(2,583)	$(2,528)	$55
Cotton No. 2^	(31)	Dec-2025	(1,056)	(1,020)	36
E-mini S&P Select Sector Consumer Discretionary	(185)	Dec-2025	(45,510)	(45,203)	307
Gasoline^	(8)	Nov-2025	(649)	(645)	4
Gasoline^	(12)	Jan-2026	(939)	(933)	6
KC HRW Wheat^	(38)	Dec-2025	(975)	(946)	29
Lean Hogs^	(17)	Dec-2025	(603)	(604)	(1)
LME Lead^	(21)	Dec-2025	(1,046)	(1,041)	5
LME Primary Aluminum^	(16)	Dec-2026	(1,048)	(1,091)	(43)
MSCI EAFE Index	(32)	Dec-2025	(4,474)	(4,456)	18
Natural Gas^	(6)	May-2028	(199)	(197)	2
Natural Gas^	(6)	Apr-2028	(200)	(198)	2
Natural Gas^	(6)	Jun-2028	(209)	(206)	3
Natural Gas^	(7)	Jun-2027	(256)	(252)	4
NYMEX Cocoa^	(31)	Dec-2025	(2,453)	(2,092)	361
S&P 500 Index E-MINI	(40)	Dec-2025	(13,359)	(13,478)	(119)
Soybean Meal^	(20)	Dec-2025	(557)	(546)	11
Soybean Meal^	(8)	Jan-2026	(226)	(222)	4
TTF Natural Gas^	(9)	Nov-2025	(257)	(240)	17
U.S. Ultra Long Treasury Bond	(5)	Dec-2025	(583)	(600)	(17)
Ultra 10-Year U.S. Treasury Note	(55)	Dec-2025	(6,348)	(6,329)	19
Wheat^	(31)	Dec-2025	(834)	(787)	47
			(84,364)	(83,614)	750
			$122,482	$126,328	$3,840

SEI Institutional Managed Trust	249

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2025

Multi-Asset Inflation Managed Fund (Concluded)

A list of the open forward foreign currency contracts held by the Fund at September 30, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Thousands)
Brown Brothers Harriman	11/21/25	EUR	119	USD	140	$—

A list of the open centrally cleared swap agreements held by the Fund at September 30, 2025 is as follows:

Credit Default Swaps - Buy Protection

Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
CDX-NA.HY.S45.V1-5Y	5.00%	Quarterly	12/20/2030	$2,000	$(153)	$(152)	$(1)
ITRAXX-AUSTRALIA.S44	1.00%	Quarterly	12/20/2030	9,740	(157)	(156)	(1)
MALAYSIA-851476	1.00%	Quarterly	12/20/2030	18,090	(491)	(473)	(18)
					$(801)	$(781)	$(20)

Credit Default Swap - Sell Protection

Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
CDX-NA.IG.45.V1-5Y	1.00%	Quarterly	12/20/2030	$9,740	$220	$223	$(3)

Interest Rate Swaps

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3.146%	CPI	Annually	01/15/2027	USD	6,000	$1,410	$–	$1,410
2.401%	USD/CPI	Annually	07/15/2028	USD	55,859	2,245	–	2,245
2.367%	USD/CPI	Annually	07/15/2028	USD	13,820	568	–	568
1.4725%	SOFR	Annually	11/09/2026	USD	1,490	34	43	(9)
1.455%	SOFR	Annually	11/08/2026	USD	1,490	35	44	(9)
1.3945%	SOFR	Annually	05/21/2031	USD	18,720	1,932	2,089	(157)
1.98%	SOFR	Annually	07/12/2027	USD	1,075	27	32	(5)
1.27%	SOFR	Annually	09/27/2029	USD	2,230	172	179	(7)
1.965%	SOFR	Annually	06/04/2029	USD	4,220	200	222	(22)
0.316%	SOFR	Annually	06/05/2027	USD	15,800	805	852	(47)
2.21%	SOFR	Annually	04/04/2027	USD	10,400	194	239	(45)
1.33%	SOFR	Annually	10/25/2026	USD	6,110	146	159	(13)
2.4%	SOFR	Annually	11/10/2035	USD	1,190	129	94	35
						$7,897	$3,953	$3,944

Percentages are based on Net Assets of $519,084 ($ Thousands).

^	Security, or a portion thereof, is held by the Inflation Commodity Strategy Subsidiary Ltd. as of September 30, 2025.

*	Non-income producing security.

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

(A)	Interest rate represents the security’s effective yield at the time of purchase.

(B)	Security, or a portion thereof, has been pledged as collateral on open futures contracts. The total market value of such securities as of September 30, 2025 was $7,505 ($ Thousands).

(C)	Security, or a portion thereof, has been pledged as collateral on open swap agreements. The total market value of such securities as of September 30, 2025 was $3,593 ($ Thousands).

(D)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(E)	Security, or portion thereof, has been pledged as collateral on securities sold short. The total market value of such securities as of September 30, 2025 was $55,825 ($ Thousands).
(F)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On September 30, 2025, the value of these securities amounted to $54,377 ($ Thousands), representing 10.5% of the Net Assets of the Fund.

(G)	Perpetual security with no stated maturity date.

(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

250	SEI Institutional Managed Trust

The following is a summary of the level of inputs used as of September 30, 2025, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)		Total ($)
U.S. Treasury Obligations	–	266,954	–		266,954
Common Stock	146,324	–	–		146,324
Corporate Obligations	–	46,018	–		46,018
Asset-Backed Securities	–	18,310	–		18,310
Mortgage-Backed Securities	–	18,157	–		18,157
U.S. Government Agency Obligations	–	7,200	–		7,200
Registered Investment Company	1,612	–	–		1,612
Sovereign Debt	–	1,575	–		1,575
Foreign Common Stock	1,192	–	–		1,192
Rights	–	–	–	^	– ^
Purchased Option	6	–	–		6
Total Investments in Securities	149,134	358,214	–	^	507,348
Securities Sold Short
Common Stock	(12,602)	–	–		(12,602)
Foreign Common Stock	(3)	–	–		(3)
Total Securities Sold Short	(12,605)	–	–		(12,605)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	5,481	–	–	5,481
Unrealized Depreciation	(1,641)	–	–	(1,641)
Forward Contracts*
Unrealized Appreciation	–	– ^	–	– ^
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(23)	–	(23)
Interest Rate Swaps*
Unrealized Appreciation	–	4,258	–	4,258
Unrealized Depreciation	–	(314)	–	(314)
Total Other Financial Instruments	3,840	3,921	–	7,761

(1)	A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

^	This category includes other Financial Instruments with a value less than $500.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust	251

SCHEDULE OF INVESTMENTS
September 30, 2025

Multi-Asset Capital Stability Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 46.8%
U.S. Treasury Bills
4.169%, 10/02/2025 (A)	$40,000	$39,996
4.055%, 10/09/2025 (A)	30,000	29,973
4.021%, 11/04/2025 (A)(B)	5,000	4,981
3.980%, 10/16/2025 (A)	35,000	34,941
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	1,974	2,159
3.625%, 04/15/2028	1,725	1,835
2.500%, 01/15/2029	1,509	1,577
2.375%, 01/15/2027	1,764	1,796
2.375%, 10/15/2028	9,328	9,717
2.125%, 04/15/2029	8,696	8,978
2.000%, 01/15/2026	399	399
1.750%, 01/15/2028	1,694	1,722
1.625%, 10/15/2027	10,713	10,885
1.625%, 10/15/2029	7,514	7,664
1.625%, 04/15/2030	1,995	2,026
1.250%, 04/15/2028	4,367	4,384
0.875%, 01/15/2029	3,016	2,993
0.750%, 07/15/2028	3,490	3,474
0.625%, 01/15/2026	1,214	1,211
0.500%, 01/15/2028	4,001	3,954
0.375%, 01/15/2027	3,533	3,506
0.375%, 07/15/2027	3,918	3,891
0.250%, 07/15/2029	3,554	3,447
0.125%, 04/15/2026	1,862	1,852
0.125%, 07/15/2026	3,062	3,051
0.125%, 10/15/2026	10,198	10,141
0.125%, 04/15/2027	4,412	4,351
0.125%, 01/15/2030	4,006	3,825
0.125%, 07/15/2030	2,322	2,208

Total U.S. Treasury Obligations
(Cost $210,040) ($ Thousands)		210,937

	Shares
COMMON STOCK — 21.9%

Communication Services — 1.4%
Alphabet Inc, Cl C	1,609	392
Meta Platforms Inc, Cl A	7,842	5,759
		6,151
Consumer Discretionary — 0.1%
Amazon.com Inc, Cl A *	1,609	353

Energy — 0.8%
Exxon Mobil Corp	33,500	3,777

Financials — 4.5%
Citigroup Inc	65,680	6,666
Global Payments Inc	75,300	6,256
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Goldman Sachs Group Inc/The	9,100	$7,247
		20,169
Health Care — 1.8%
Thermo Fisher Scientific Inc	8,390	4,070
UnitedHealth Group Inc	11,660	4,026
		8,096
Information Technology — 12.1%
ASML Holding NV, Cl G	6,000	5,809
Broadcom Inc	61,400	20,256
Microsoft Corp	12,443	6,445
NVIDIA Corp	91,711	17,111
Taiwan Semiconductor Manufacturing Co Ltd ADR	18,100	5,055
		54,676
Materials — 1.2%
Linde PLC	11,760	5,586

Total Common Stock
(Cost $93,909) ($ Thousands)		98,808

	Face Amount (Thousands)
COMMERCIAL PAPER — 19.5%
Energy — 0.7%
Enbridge US Inc
4.308%, 10/24/2025 (A)	$400	399
Ovintiv Inc
4.675%, 10/20/2025 (A)	2,600	2,593
		2,992
Financials — 10.1%
Banco De Credito E
4.643%, 11/05/2025 (A)	8,500	8,464
CRH Amer Fin Inc
4.682%, 10/20/2025 (A)	8,600	8,579
Enel Fin Amer LLC
4.220%, 12/19/2025 (A)	8,500	8,420
Intesa Fdg LLC
4.291%, 11/17/2025 (A)	6,050	6,014
Macquarie Bk Ltd
4.096%, 11/04/2025 (A)	500	498
Mitsubishi Hc Fin Amer LLC
4.443%, 10/02/2025 (A)	6,200	6,198
VW Credit Inc
4.314%, 11/06/2025 (A)	7,100	7,069
		45,242

Industrials — 0.4%
Fortune Brands Innovations Inc
4.483%, 10/02/2025 (A)	2,000	2,000

252	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
Information Technology — 3.0%
Jabil Inc
4.491%, 10/01/2025 (A)	$8,500	$8,499
Oracle Corp
4.352%, 11/19/2025 (A)	1,500	1,491
4.309%, 11/20/2025 (A)	3,300	3,280
		13,270
Materials — 0.5%
Glencore Fdg LLC
4.327%, 10/29/2025 (A)	2,250	2,242

Utiliites — 4.8%
Brookfield Infrastructure Hldg
4.575%, 10/08/2025 (A)	8,600	8,592
Brookfield Renewable Partners
4.716%, 10/03/2025 (A)	2,000	1,999
4.713%, 11/06/2025 (A)	600	598
4.572%, 11/03/2025 (A)	5,400	5,378
Duke Energy Corp
4.524%, 10/07/2025 (A)	1,250	1,249
4.219%, 10/14/2025 (A)	4,000	3,993
		21,809
Total Commercial Paper
(Cost $87,562) ($ Thousands)		87,555

	Shares
EXCHANGE-TRADED FUNDS — 4.4%
Equity — 2.7%
SPDR Portfolio S&P 500 ETF	100,000	7,834
Vanguard S&P 500 ETF	7,248	4,438
		12,272
Fixed Income — 1.7%
Janus Henderson AAA CLO ETF	128,871	6,544
Vanguard Intermediate-Term Corporate Bond ETF	7,785	655
Vanguard Long-Term Corporate Bond ETF	1,555	121
		7,320

Total Exchange-Traded Funds
(Cost $18,982) ($ Thousands)		19,592
Total Investments in Securities — 92.6%
(Cost $410,493) ($ Thousands)		$416,892

SEI Institutional Managed Trust	253

SCHEDULE OF INVESTMENTS
September 30, 2025

Multi-Asset Capital Stability Fund (Concluded)

A list of the open futures contracts held by the Fund at September 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Australian 10-Year Bond	7	Dec-2025	$531	$526	$(4)
Australian 3-Year Bond	10	Dec-2025	713	708	(3)
CAC40 10 Euro Index	14	Oct-2025	1,301	1,299	9
Canadian 10-Year Bond	169	Dec-2025	14,662	14,874	305
DAX Index	2	Dec-2025	1,399	1,411	24
Euro STOXX 50	8	Dec-2025	513	521	12
Euro-Bobl	122	Dec-2025	16,788	16,888	(16)
Euro-Bund 10-Year Bond	62	Dec-2025	9,279	9,366	24
Euro-OAT	9	Dec-2025	1,261	1,283	13
Euro-Schatz	47	Dec-2025	5,869	5,908	(5)
FTSE 100 Index	13	Dec-2025	1,645	1,647	25
FTSE MIB Index	5	Dec-2025	1,256	1,247	2
IBEX	6	Oct-2025	1,083	1,094	20
Long Gilt 10-Year Bond	121	Dec-2025	14,773	14,799	52
Micro E-mini Russell 2000 Index	49	Dec-2025	594	601	7
MSCI EAFE Index	93	Dec-2025	12,983	12,951	(32)
MSCI Emerging Markets	108	Dec-2025	7,298	7,343	45
NASDAQ 100 Index E-Mini	133	Dec-2025	6,531	6,624	93
NASDAQ 100 Index E-MINI	1	Dec-2025	491	498	7
Nikkei 225 Index	126	Dec-2025	3,741	3,839	113
OMX Stockholm 30	55	Oct-2025	1,563	1,558	24
Russell 2000 Index E-MINI	9	Dec-2025	1,091	1,105	14
S&P 500 Index E-MINI	157	Dec-2025	33,372	33,795	423
S&P TSX 60 Index	16	Dec-2025	4,040	4,077	81
SPI 200 Index	39	Dec-2025	5,809	5,734	(33)
U.S. 2-Year Treasury Note	41	Dec-2025	8,544	8,544	–
U.S. 5-Year Treasury Note	365	Dec-2025	39,840	39,856	16
U.S. 5-Year Treasury Note	180	Dec-2025	19,655	19,655	–
U.S. 10-Year Treasury Note	252	Dec-2025	28,269	28,349	80
			$244,894	$246,100	$1,296

A list of the open OTC swap agreements held by the Fund at September 30, 2025 is as follows:

Total Return Swaps

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	ASML HOLDING	ASSET RETURN	ASML HOLDING	Monthly	02/21/2026	USD	5,747	$(56)	$–	$(56)
Bank of America	CITIGROUP	ASSET RETURN	CITIGROUP	Monthly	02/28/2026	USD	6,684	18	–	18
Bank of America	GLOBALPAYMENTS	ASSET RETURN	GLOBALPAYMENTS	Monthly	02/21/2026	USD	6,547	298	–	298
Bank of America	GOLDMAN SACHS	ASSET RETURN	GOLDMAN SACHS	Monthly	02/21/2026	USD	7,331	91	–	91
Bank of America	LINDE PLC	ASSET RETURN	LINDE PLC	Monthly	02/05/2026	USD	5,555	(13)	–	(13)
Bank of America	META PLATFORMS	ASSET RETURN	META PLATFORMS	Monthly	02/28/2026	USD	1,792	99	–	99
Bank of America	TAIWAN SEMI.ADR	ASSET RETURN	TAIWAN SEMI.ADR	Monthly	02/21/2026	USD	4,935	(127)	–	(127)
Goldman Sachs	BROADCOM INC	ASSET RETURN	BROADCOM INC	Monthly	02/12/2026	USD	5,902	505	–	505
Goldman Sachs	EXXON MOBIL	ASSET RETURN	EXXON MOBIL	Monthly	02/12/2026	USD	3,757	(11)	–	(11)
Goldman Sachs	GOLDMAN SACHS WEEKLY TY VOLATILITY CARRY STRATEGY TR INDEXTEGY TR INDEX	NEGATIVE INDEX RETURN	GOLDMAN SACHS WEEKLY TY VOLATILITY CARRY STRATEGY TR INDEXTEGY TR INDEX	Quarterly	08/25/2026	USD	3,331	31	–	31
Goldman Sachs	GS USD SHORT VOL BASKET	ASSET RETURN	GS USD SHORT VOL BASKET	Quarterly	03/04/2026	USD	4,030	29	–	29
Goldman Sachs	META PLATFORMS	ASSET RETURN	META PLATFORMS	Monthly	02/12/2026	USD	3,778	115	–	115
Goldman Sachs	MICROSOFT	ASSET RETURN	MICROSOFT	Monthly	02/12/2026	USD	2,550	(35)	–	(35)

254	SEI Institutional Managed Trust

Total Return Swaps (continued)

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	MICROSOFT	ASSET RETURN	MICROSOFT	Monthly	02/12/2026	USD	3,467	$(47)	$–	$(47)
Goldman Sachs	THERMO FISHER	ASSET RETURN	THERMO FISHER	Monthly	02/04/2026	USD	4,047	(15)	–	(15)
Goldman Sachs	UNITEDHEALTH GROUP	ASSET RETURN	UNITEDHEALTH GROUP	Monthly	02/04/2026	USD	4,057	41	–	41
JPMorgan Chase	BROADCOM INC	ASSET RETURN	BROADCOM INC	Annually	04/29/2026	USD	15,054	208	–	208
JPMorgan Chase	HYG 10/27/2025	HYG UP STOCK	SOFR - 10 BPS	Monthly	10/28/2025	USD	16,000	53	–	53
JPMorgan Chase	NVIDIA CORP	ASSET RETURN	NVIDIA CORP	Annually	04/29/2026	USD	15,146	(713)	–	(713)
JPMorgan Chase	US78464A8541	ASSET RETURN	US78464A8541	Annually	01/13/2026	USD	3,869	(40)	–	(40)
JPMorgan Chase	US78464A8541	ASSET RETURN	US78464A8541	Quarterly	03/03/2026	USD	3,818	(84)	–	(84)
								$347	$–	$347

Percentages are based on Net Assets of $450,430 ($ Thousands).

*	Non-income producing security.

(A)	Interest rate represents the security’s effective yield at the time of purchase.

(B)	Security, or a portion thereof, has been pledged as collateral on open futures contracts. The total market value of such securities as of September 30, 2025 was $4,981 ($ Thousands).

The following is a summary of the level of inputs used as of September 30, 2025, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	210,937	–	210,937
Common Stock	98,808	–	–	98,808
Commercial Paper	–	87,555	–	87,555
Exchange-Traded Funds	19,592	–	–	19,592
Total Investments in Securities	118,400	298,492	–	416,892

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,389	–	–	1,389
Unrealized Depreciation	(93)	–	–	(93)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	1,488	–	1,488
Unrealized Depreciation	–	(1,141)	–	(1,141)
Total Other Financial Instruments	1,296	347	–	1,643

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust	255

Glossary
September 30, 2025

Portfolio Abbreviations
ABS — Asset-Backed Security
ACWI — All Country World Index
ADR — American Depositary Receipt
AID — Agency for International Development
BUBOR— Budapest Interbank Offered Rate
CETIP— Central of Custody and Financial Settlement of Securities
Cl — Class
CLO — Collateralized Loan Obligation
CMBX — Commercial Mortgage-Backed Index
COP— Certificate of Participation
CVR — Contingent Value Rights
DAC — Designated Activity Company
EAFE — Europe, Australasia and Far East
ESG — Environmental, Social and Governance
ETF — Exchange-Traded Fund
FBIL — Financial Benchmarks India Pvt. Ltd.
FNMA — Federal National Mortgage Association
FREMF— Freddie Mac Multi-Family
GDR — Global Depositary Receipt
GMAC — General Motors Acceptance Corporation
IBEX— Spanish Stock Exchange Index
JIBAR— Johannesburg Interbank Agreed Rate
JSC — Joint-Stock Company
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Company
L.P. — Limited Partnership
LTD — Limited
MIBOR — Mumbai InterBank Overnight Rate
MSCI — Morgan Stanley Capital International
MTN — Medium Term Note
MXN - TIIE — Mexico Interbank 28-Day Interest Rate
NVDR — Non-Voting Depository Receipt
OTC — Over The Counter
PJSC — Public Joint-Stock Company
PRIBOR— Prague Interbank Offered Rate
Ser — Series
SOFR — Secured Overnight Financing Rate
TONAR — Tokyo Overnight Average Rate
WIBOR— Warsaw Interbank Offered Rate
Currency Abbreviations
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
CLP — Chilean Peso
CNH — Chinese Yuan Offshore
CNY — Chinese Yuan Onshore
COP — Colombian Peso
CZK — Czech Koruna
DKK — Danish Krone
EUR — Euro
GBP — British Pound Sterling
HKD — Hong Kong Dollar
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli New Sheckels
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Krone
NZD — New Zealand Dollar
PEN — Peruvian Nuevo Sol
PHP— Philippine Peso
PLN — Polish Zloty
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht
TWD — Taiwan Dollar
USD — U.S. Dollar
ZAR — South African Rand

256	SEI Institutional Managed Trust

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STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

September 30, 2025

	Large Cap Fund	Large Cap Value Fund
Assets:
Investments, at value †	$1,559,683	$1,374,119
Affiliated investments, at value ††	9,989	14,399
Cash pledged as collateral on futures contracts	373	542
Foreign currency, at value †††	–	–
Receivable for fund shares sold	361	303
Receivable for investment securities sold	–	1,170
Dividends and interest receivable	1,389	1,775
Receivable for Variation Margin on Futures Contracts	19	22
Foreign tax reclaim receivable	89	341
Prepaid expenses	26	23
Total Assets	1,571,929	1,392,694
Liabilities:
Payable for fund shares redeemed	1,444	439
Administration fees payable	328	283
Shareholder servicing fees payable Class F	305	261
Shareholder servicing fees payable Class I	–	–
Due to custodian	4	–
Payable for investment securities purchased	–	1,163
OTC Swap contracts, at value ††††	–	–
Payable for Licensing fees	–	–
Investment advisory fees payable	466	372
Chief Compliance Officer fees payable	3	3
Administration servicing fees payable Class I	–	–
Accrued expense payable	94	84
Total Liabilities	2,644	2,605
Net Assets	$1,569,285	$1,390,089
† Cost of investments and repurchase agreements	$848,926	$938,762
†† Cost of affiliated investments	9,989	14,399
††† Cost of foreign currency	–	–

Amounts designated as "—" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

258	SEI Institutional Managed Trust

Large Cap Growth Fund	Large Cap Index Fund	Tax-Managed Large Cap Fund	S&P 500 Index Fund	Small Cap Fund	Small Cap Value Fund	Small Cap Growth Fund	Tax-Managed Small/ Mid Cap Fund
$1,580,681	$1,209,632	$4,285,621	$1,064,246	$464,315	$295,245	$292,417	$688,003
35,725	21,321	46,333	21,853	5,109	3,853	2,599	8,110
655	1,427	1,577	1,486	313	230	120	290
–	–	122	–	–	–	–	–
310	285	403	632	174	62	61	50
839	–	–	–	–	–	402	951
472	594	3,277	496	416	372	88	374
33	73	82	90	8	6	3	6
10	–	511	8	1	1	–	–
26	19	70	17	8	5	5	12
1,618,751	1,233,351	4,337,996	1,088,828	470,344	299,774	295,695	697,796

1,068	682	2,440	441	374	96	61	308
378	97	758	124	87	50	57	168
294	100	755	44	91	53	52	107
1	–	–	6	–	–	–	–
7	–	6	1	–	–	–	–
–	–	–	–	–	–	373	–
549	–	–	–	–	–	–	–
–	65	–	53	–	–	–	–
428	20	1,419	18	225	142	131	239
3	2	9	2	1	1	1	1
–	–	–	8	–	–	–	–
92	69	253	63	30	18	18	43
2,820	1,035	5,640	760	808	360	693	866
$1,615,931	$1,232,316	$4,332,356	$1,088,068	$469,536	$299,414	$295,002	$696,930
$734,673	$495,866	$1,531,763	$198,246	$341,687	$226,493	$232,812	$387,914
35,725	21,264	46,333	21,853	5,109	3,853	2,599	8,110
–	–	129	–	–	–	–	–

SEI Institutional Managed Trust	259

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

September 30, 2025

	Large Cap Fund	Large Cap Value Fund
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$638,327	$813,484
Total distributable earnings	930,958	576,605
Net Assets	$1,569,285	$1,390,089
Net Asset Value, Offering and Redemption Price Per Share — Class F	$16.56	$28.69
	($1,499,780,297 ÷ 90,573,910 shares)	($1,285,617,649 ÷ 44,807,458 shares)
Net Asset Value, Offering and Redemption Price Per Share — Class I	N/A	$28.75
		($1,555,257 ÷ 54,095 shares)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$16.58	$28.69
	($69,504,776 ÷ 4,192,494 shares)	($102,916,523 ÷ 3,587,727 shares)

N/A – Not applicable. Share class currently not offered.

The accompanying notes are an integral part of the financial statements.

260	SEI Institutional Managed Trust

Large Cap Growth Fund	Large Cap Index Fund	Tax-Managed Large Cap Fund	S&P 500 Index Fund	Small Cap Fund	Small Cap Value Fund	Small Cap Growth Fund	Tax-Managed Small/ Mid Cap Fund

$515,774	$487,627	$1,544,411	$142,189	$316,637	$213,135	$217,978	$370,215
1,100,157	744,689	2,787,945	945,879	152,899	86,279	77,024	326,715
$1,615,931	$1,232,316	$4,332,356	$1,088,068	$469,536	$299,414	$295,002	$696,930
$50.36	$22.48	$40.24	$107.49	$13.82	$23.97	$37.33	$24.56
($1,459,231,318 ÷ 28,978,572 shares)	($1,232,315,878 ÷ 54,825,436 shares)	($3,716,758,082 ÷ 92,365,311 shares)	($1,080,059,168 ÷ 10,048,132 shares)	($441,054,427 ÷ 31,910,923 shares)	($256,836,594 ÷ 10,715,793 shares)	($257,410,225 ÷ 6,894,724 shares)	($588,507,401 ÷ 23,966,092 shares)
$47.05	N/A	N/A	$108.47	N/A	$23.63	$34.16	N/A
($2,558,105 ÷ 54,375 shares)			($8,008,718 ÷ 73,831 shares)		($527,376 ÷ 22,317 shares)	($257,664 ÷ 7,543 shares)
$51.00	N/A	$40.26	N/A	$14.03	$23.98	$38.36	$24.62
($154,141,167 ÷ 3,022,631 shares)		($615,597,563 ÷ 15,291,529 shares)		($28,481,498 ÷ 2,030,032 shares)	($42,049,870 ÷ 1,753,370 shares)	($37,334,499 ÷ 973,178 shares)	($108,422,159 ÷ 4,403,880 shares)

SEI Institutional Managed Trust	261

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

September 30, 2025

	Mid-Cap Fund	U.S. Managed Volatility Fund
Assets:
Investments, at value †	$71,652	$545,027
Affiliated investments, at value ††	1,296	6,412
Repurchase agreements†	–	–
Cash and cash equivalents	–	–
Cash pledged as collateral on futures contracts	43	105
Cash pledged as collateral on TBA's	–	–
Foreign currency, at value †††	–	272
Receivable for fund shares sold	12	134
Receivable for investment securities sold	–	20,826
Dividends and interest receivable	75	624
Unrealized gain on forward foreign currency contracts	–	–
Receivable for Variation Margin on Futures Contracts	1	7
Foreign tax reclaim receivable	1	4
Prepaid expenses	1	10
Total Assets	73,081	573,421
Liabilities:
Administration fees payable	18	141
Shareholder servicing fees payable Class F	13	84
Shareholder servicing fees payable Class I	–	–
Payable for fund shares redeemed	7	20,243
Payable for investment securities purchased	–	–
Income distribution payable	–	–
Due to broker	–	–
Payable for Variation Margin on Futures Contracts	–	–
Unrealized loss on forward foreign currency contracts	–	–
Investment advisory fees payable	24	60
Chief Compliance Officer fees payable	–	1
Administration servicing fees payable Class I	–	–
Accrued expense payable	6	35
Total Liabilities	68	20,564
Net Assets	$73,013	$552,857
† Cost of investments and repurchase agreements	$57,644	$449,793
†† Cost of affiliated investments	1,296	6,412
††† Cost of foreign currency	–	274

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

262	SEI Institutional Managed Trust

Global Managed Volatility Fund	Tax-Managed Managed Volatility Fund	Tax-Managed International Managed Volatility Fund	Real Estate Fund	Core Fixed Income Fund	High Yield Bond Fund	Conservative Income Fund
$747,326	$670,837	$219,452	$72,061	$3,633,788	$1,105,542	$774,302
8,318	16,312	2,008	1,546	67,891	38,806	–
–	–	–	–	–	–	231,000
4,810	10	1,244	–	322	83	539
262	398	65	–	3,110	–	–
–	–	–	–	261	–	–
1,411	–	279	–	692	–	–
443	81	11	69	1,985	641	9,336
12,804	–	172	302	68,223	9,244	–
1,234	708	692	234	20,335	16,495	2,956
114	–	–	–	50	7	–
12	24	3	–	275	–	–
3,376	10	2,976	–	563	85	–
14	13	4	1	60	19	16
780,124	688,393	226,906	74,213	3,797,555	1,170,922	1,018,149

162	169	35	18	456	179	91
133	120	34	11	634	198	81
–	–	–	–	2	–	–
13,411	409	98	2	2,380	716	2,034
12,880	–	58	535	256,764	18,592	9,425
–	–	–	–	685	553	548
–	–	–	–	170	–	–
4	–	–	–	99	–	–
738	–	–	–	16	–	–
56	216	24	34	542	388	49
2	1	1	–	8	3	2
–	–	–	–	2	–	–
50	(3)	21	4	386	123	64
27,436	912	271	604	262,144	20,752	12,294
$752,688	$687,481	$226,635	$73,609	$3,535,411	$1,150,170	$1,005,855
$618,832	$357,343	$137,239	$55,722	$3,656,412	$1,066,513	$1,004,968
8,318	16,312	2,008	1,546	67,891	38,806	–
1,412	–	278	–	581	–	–

SEI Institutional Managed Trust	263

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

September 30, 2025

	Mid-Cap Fund	U.S. Managed Volatility Fund
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$53,793	$387,413
Total distributable earnings (accumulated losses)	19,220	165,444
Net Assets	$73,013	$552,857
Net Asset Value, Offering and Redemption Price Per Share — Class F	$32.52	$15.19
	($64,958,959 ÷ 1,997,571 shares)	($415,232,729 ÷ 27,336,453 shares)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$32.42	$15.18
	($309,405 ÷ 9,543 shares)	($734,579 ÷ 48,400 shares)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$32.54	$15.19
	($7,744,526 ÷ 238,011 shares)	($136,889,414 ÷ 9,013,258 shares)

N/A - Not applicable. Share class currently not offered.

The accompanying notes are an integral part of the financial statements.

264	SEI Institutional Managed Trust

Global Managed Volatility Fund	Tax-Managed Managed Volatility Fund	Tax-Managed International Managed Volatility Fund	Real Estate Fund	Core Fixed Income Fund	High Yield Bond Fund	Conservative Income Fund
$578,310	$257,412	$158,841	$52,384	$4,208,049	$1,637,270	$1,005,548
174,378	430,069	67,794	21,225	(672,638)	(487,100)	307
$752,688	$687,481	$226,635	$73,609	$3,535,411	$1,150,170	$1,005,855
$11.35	$18.64	$13.31	$16.44	$9.69	$5.40	$10.00
($651,558,297 ÷ 57,422,619 shares)	($589,073,749 ÷ 31,603,312 shares)	($167,985,330 ÷ 12,621,223 shares)	($54,607,138 ÷ 3,321,004 shares)	($3,113,248,826 ÷ 321,435,142 shares)	($973,245,606 ÷ 180,248,059 shares)	($994,977,064 ÷ 99,465,650 shares)
$10.94	N/A	N/A	$16.39	$9.67	$5.17	N/A
($624,947 ÷ 57,144 shares)			($227,625 ÷ 13,886 shares)	($2,670,533 ÷ 276,177 shares)	($2,941 ÷ 569 shares)
$11.39	$18.64	$13.31	$16.46	$9.69	$5.40	$10.01
($100,504,736 ÷ 8,825,221 shares)	($98,407,537 ÷ 5,279,211 shares)	($58,650,167 ÷ 4,406,534 shares)	($18,774,366 ÷ 1,140,938 shares)	($419,491,477 ÷ 43,282,453 shares)	($176,921,457 ÷ 32,769,653 shares)	($10,877,557 ÷ 1,086,325 shares)

SEI Institutional Managed Trust	265

STATEMENTS OF ASSETS AND LIABILITIES/CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

September 30, 2025

Tax-Free Conservative Income Fund
Assets:
Investments, at value †	$203,174
Affiliated investments, at value ††	–
Cash and cash equivalents	112
Due from Broker	–
Cash pledged as collateral on centrally cleared swap contracts	–
Cash pledged as collateral on OTC swap contracts	–
Cash pledged as collateral on futures contracts	–
Cash pledged as collateral on securities sold short	–
Foreign currency, at value †††	–
Receivable for fund shares sold	25
Receivable for investment securities sold	–
Dividends and interest receivable	1,439
Unrealized gain on forward foreign currency contracts	–
OTC Swap contracts, at value ††††	–
Receivable for Variation Margin on Futures Contracts	–
Receivable for Variation Margin on Swap Contracts	–
Foreign tax reclaim receivable	–
Prepaid expenses	4
Total Assets	204,754
Liabilities:
Payable for investment securities purchased	3,165
Payable for fund shares redeemed	340
Income distribution payable	91
Administration fees payable	19
Shareholder servicing fees payable Class F	16
Payable for securities sold short@	–
OTC Swap contracts, at value ††††	–
Options and Swaptions written, at value ^^	–
Due to broker	–
Payable for Variation Margin on Swap Contracts	–
Payable for Variation Margin on Futures Contracts	–
Unrealized loss on forward foreign currency contracts	–
Investment advisory fees payable	10
Chief Compliance Officer fees payable	–
Accrued Foreign Capital Gains Tax on Appreciated Securities	–
Accrued expense payable	14
Total Liabilities	3,655
Net Assets	$201,099
† Cost of investments and repurchase agreements	$203,102
†† Cost of affiliated investments	–
††† Cost of foreign currency	–
†††† Cost (premiums received)	–
^^ Premiums received from written options and swaptions	–
@Proceeds from securities sold short	–

Amounts designated as "—" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

266	SEI Institutional Managed Trust

Real Return Fund	Dynamic Asset Allocation Fund	Multi-Strategy Alternative Fund	Multi-Asset Accumulation Fund	Multi-Asset Income Fund	Multi-Asset Inflation Managed Fund	Multi-Asset Capital Stability Fund
$377,792	$654,328	$207,858	$955,160	$522,770	$507,348	$416,892
844	9,311	23,409	–	–	–	–
–	169,869	23,569	143,590	12,861	19,647	26,574
–	5,373	33	10,108	–	–	1,230
–	–	470	21,890	1,276	–	–
–	35,541	–	17,550	–	1	3,076
–	628	–	66,550	886	4,677	7,100
–	–	27,296	–	–	–	–
–	–	3,534	2,807	138	2	10
187	304	157	440	371	316	246
–	–	9,442	2	2,693	4	–
1,725	970	1,246	4,579	4,644	1,410	451
–	–	2	4,071	4	–	–
–	–	–	1,778	–	–	1,488
–	852	–	2,663	48	777	297
–	965	–	–	20	2	–
–	–	50	411	210	–	–
6	14	4	20	9	11	8
380,554	878,155	297,070	1,231,619	545,930	534,195	457,372

–	45,223	19,746	52,111	11,594	626	4,981
214	812	248	1,296	403	571	534
–	–	–	–	349	–	–
61	196	59	219	106	119	54
29	150	48	225	33	99	35
–	–	35,645	–	–	12,605	–
–	–	–	3,617	–	–	1,141
–	252	1	–	–	–	–
–	2,094	–	–	–	–	–
–	–	3	132	3	40	–
–	–	–	1,582	15	862	40
–	–	–	1,850	3	–	–
41	126	151	615	184	142	134
1	2	–	2	1	1	1
–	–	–	–	17	–	–
22	43	30	66	67	46	22
368	48,898	55,931	61,715	12,775	15,111	6,942
$380,186	$829,257	$241,139	$1,169,904	$533,155	$519,084	$450,430
$370,945	$232,179	$201,483	$944,495	$511,898	$429,614	$410,493
844	9,311	23,409	–	–	–	–
–	–	3,560	3,138	155	–	9
–	–	–	–	–	–	–
–	(990)	(4)	–	–	–	–
–	–	(34,509)	–	–	(10,506)	–

SEI Institutional Managed Trust	267

STATEMENTS OF ASSETS AND LIABILITIES/CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

September 30, 2025

Tax-Free Conservative Income Fund
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$201,018
Total distributable earnings (accumulated losses)	81
Net Assets	$201,099
Net Asset Value, Offering and Redemption Price Per Share — Class F	$10.00
($193,350,144 ÷ 19,326,665 shares)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$10.02
($7,748,410 ÷ 772,969 shares)

N/A - Not applicable. Share class currently not offered.

The accompanying notes are an integral part of the financial statements.

268	SEI Institutional Managed Trust

Real Return Fund	Dynamic Asset Allocation Fund	Multi-Strategy Alternative Fund	Multi-Asset Accumulation Fund	Multi-Asset Income Fund	Multi-Asset Inflation Managed Fund	Multi-Asset Capital Stability Fund
$384,578	$291,043	$243,579	$1,900,582	$580,092	$680,470	$439,007
(4,392)	538,214	(2,440)	(730,678)	(46,937)	(161,386)	11,423
$380,186	$829,257	$241,139	$1,169,904	$533,155	$519,084	$450,430
$9.88	$19.27	$10.16	$7.78	$10.25	$8.14	$10.23
($350,699,911 ÷ 35,494,951 shares)	($735,838,984 ÷ 38,184,962 shares)	($235,261,672 ÷ 23,153,020 shares)	($1,095,690,596 ÷ 140,894,584 shares)	($399,549,233 ÷ 38,997,158 shares)	($479,369,172 ÷ 58,895,351 shares)	($427,367,025 ÷ 41,760,245 shares)
$9.93	$19.36	$10.16	$7.86	$10.24	$8.14	$10.25
($29,486,282 ÷ 2,969,785 shares)	($93,418,206 ÷ 4,824,171 shares)	($5,876,974 ÷ 578,274 shares)	($74,213,359 ÷ 9,441,278 shares)	($133,605,485 ÷ 13,042,691 shares)	($39,714,585 ÷ 4,877,784 shares)	($23,063,374 ÷ 2,250,406 shares)

SEI Institutional Managed Trust	269

STATEMENTS OF OPERATIONS ($ Thousands)

For the year ended September 30, 2025

	Large Cap Fund	Large Cap Value Fund	Large Cap Growth Fund
Investment Income:
Dividends	$24,458	$37,059	$10,566
Income from affiliated investments(1)	617	643	1,532
Interest income	24	25	1,742
Less: foreign taxes withheld	(93)	(253)	(47)
Total Investment Income	25,006	37,474	13,793
Expenses:
Investment advisory fees	6,016	4,669	6,033
Administration fees	4,600	4,002	4,505
Shareholder servicing fees Class F	3,697	3,095	3,431
Shareholder servicing fees Class I	–	4	6
Trustees' fees	44	38	43
Chief compliance officer fees	13	11	13
Administration servicing fees Class I	–	4	6
Proxy fees	198	170	187
Printing fees	174	151	175
Professional fees	105	92	104
Custodian/Wire agent fees	76	67	75
Registration fees	72	59	66
Pricing fees	23	19	20
Other expenses	39	34	38
Total Expenses	15,057	12,415	14,702
Less:
Waiver of investment advisory fees	(424)	(319)	(1,109)
Waiver of shareholder servicing fees Class F	(30)	(25)	(27)
Waiver of shareholder servicing fees Class I	–	–	(1)
Waiver of administration fees	(791)	(446)	(241)
Net Expenses	13,812	11,625	13,324
Net Investment Income (Loss)	11,194	25,849	469
Net Realized Gain (Loss) on:
Investments	246,566	162,473	277,366
Affiliated investments	–	–	–
Futures contracts	(248)	309	2,581
Swap contracts	–	–	8,150
Net Realized Gain (Loss)	246,318	162,782	288,097
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(25,491)	(39,652)	39,732
Affiliated investments	–	–	–
Futures contracts	(60)	1	(115)
Swap contracts	–	–	(2,858)
Foreign currency translation of other assets and liabilities denominated in foreign currencies	–	–	–
Net Change in Unrealized Appreciation (Depreciation)	(25,551)	(39,651)	36,759
Net Increase in Net Assets Resulting from Operations	$231,961	$148,980	$325,325

(1)	See Note 6 in Notes to Financial Statements.

(2)	Includes realized gains as a result of in-kind transactions (see Note 12 in the Notes to Financial Statements).

Amounts designated as "—" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

270	SEI Institutional Managed Trust

Large Cap Index Fund	Tax-Managed Large Cap Fund	S&P 500 Index Fund	Small Cap Fund	Small Cap Value Fund	Small Cap Growth Fund	Tax-Managed Small/Mid Cap Fund
$14,350	$67,942	$12,713	$7,442	$6,474	$1,799	$11,515
843	2,348	779	193	152	138	359
50	102	46	9	6	6	16
(9)	(257)	(2)	(46)	(28)	(13)	(56)
15,234	70,135	13,536	7,598	6,604	1,930	11,834

574	16,458	302	3,108	1,898	1,886	4,621
3,445	8,985	2,212	1,434	876	870	2,133
2,871	8,834	2,496	1,127	632	640	1,511
–	–	19	–	1	1	–
33	117	29	14	9	8	21
10	35	9	4	2	2	6
–	–	19	–	1	1	–
145	528	126	66	41	41	100
131	465	115	52	32	32	77
80	283	70	32	20	19	47
52	206	50	23	14	14	35
51	185	44	24	15	15	36
24	53	17	13	8	8	15
151	104	130	13	8	8	19
7,567	36,253	5,638	5,910	3,557	3,545	8,621

(344)	–	(101)	(360)	(228)	(315)	(637)
(1,722)	(71)	(1,996)	(9)	(5)	(5)	(181)
–	–	(4)	–	–	–	–
(2,451)	(377)	(838)	(213)	(201)	(109)	(116)
3,050	35,805	2,699	5,328	3,123	3,116	7,687
12,184	34,330	10,837	2,270	3,481	(1,186)	4,147

54,840	742,777 (2)	82,536	49,074	33,514	32,881	137,198 (2)
2	–	–	–	–	–	–
3,688	12,533	2,882	240	(197)	(70)	2,549
–	–	–	–	–	–	–
58,530	755,310	85,418	49,314	33,317	32,811	139,747

119,928	(284,808)	68,750	(13,530)	(14,571)	(13,545)	(97,553)
30	–	–	–	–	–	–
(254)	(384)	(243)	(1)	(31)	(25)	(53)
–	–	–	–	–	–	–
–	(4)	–	–	–	–	–
119,704	(285,196)	68,507	(13,531)	(14,602)	(13,570)	(97,606)
$190,418	$504,444	$164,762	$38,053	$22,196	$18,055	$46,288

SEI Institutional Managed Trust	271

STATEMENTS OF OPERATIONS ($ Thousands)

For the year ended September 30, 2025

	Mid-Cap Fund	U.S. Managed Volatility Fund	Global Managed Volatility Fund
Investment Income:
Dividends	$816	$13,313	$19,272
Income from affiliated investments(1)	51	362	343
Interest income	2	7	205
Less: foreign taxes withheld	(3)	(51)	(1,195)
Total Investment Income	866	13,631	18,625
Expenses:
Investment advisory fees	293	3,246	5,140
Administration fees	219	1,771	2,372
Shareholder servicing fees Class F	162	1,074	1,691
Shareholder servicing fees Class I	1	2	1
Trustees' fees	2	17	23
Chief compliance officer fees	1	5	6
Administration servicing fees Class I	1	2	1
Proxy fees	10	79	105
Printing fees	8	65	87
Professional fees	5	39	53
Registration fees	4	28	36
Custodian/Wire agent fees	4	30	84
Pricing fees	4	9	17
Other expenses	2	15	26
Total Expenses	716	6,382	9,642
Less:
Waiver of investment advisory fees	–	(1,458)	(1,138)
Waiver of shareholder servicing fees Class F	(1)	(9)	(14)
Waiver of shareholder servicing fees Class I	–	–	–
Waiver of administration fees	(3)	–	(147)
Net Expenses	712	4,915	8,343
Net Investment Income	154	8,716	10,282
Net Realized Gain (Loss) on:
Investments	7,781	74,545	57,164
Futures contracts	(8)	530	224
Foreign currency translation	–	(29)	(1,881)
Forward foreign currency contracts	–	–	3,067
Purchased options and swaptions	–	–	–
Written options and swaptions	–	–	–
Swap contracts	–	–	–
Net Realized Gain (Loss)	7,773	75,046	58,574
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,969)	(35,435)	5,008
Futures contracts	(12)	(46)	(84)
Purchased options and swaptions	–	–	–
Written options and swaptions	–	–	–
Swap contracts	–	–	–
Foreign currency translation of other assets and liabilities denominated in foreign currencies	–	(8)	173
Forward foreign currency contracts	–	–	177
Net Change in Unrealized Appreciation (Depreciation)	(1,981)	(35,489)	5,274
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,946	$48,273	$74,130

(1)	See Note 6 in Notes to Financial Statements.

(2)	Includes realized gains as a result of in-kind transactions (see Note 12 in the Notes to Financial Statements).

Amounts designated as "—" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

272	SEI Institutional Managed Trust

Tax-Managed Managed Volatility Fund	Tax-Managed International Managed Volatility Fund	Real Estate Fund	Core Fixed Income Fund	High Yield Bond Fund	Conservative Income Fund	Tax-Free Conservative Income Fund
$14,869	$9,099	$2,211	$–	$762	$–	$–
590	96	43	5,695	1,222	–	–
10	66	–	155,313	109,872	42,912	6,252
(72)	(751)	–	–	(41)	–	–
15,397	8,510	2,254	161,008	111,815	42,912	6,252

4,031	1,480	449	9,542	5,456	927	212
2,199	865	207	5,840	2,238	1,854	423
1,580	432	134	7,680	2,370	2,292	508
–	–	1	7	–	–	–
21	7	2	100	32	26	6
6	2	1	29	9	8	2
–	–	1	7	–	–	–
101	34	9	457	145	112	26
79	23	8	396	125	109	25
48	16	5	245	77	65	14
36	12	3	158	52	33	8
37	122	3	175	56	48	11
11	10	2	588	217	30	12
19	8	2	91	28	21	5
8,168	3,011	827	25,315	10,805	5,525	1,252

(1,587)	(583)	(62)	(2,746)	(854)	(371)	(85)
(13)	(3)	(1)	(61)	(19)	(1,375)	(305)
–	–	–	(1)	–	–	–
(51)	(37)	(2)	(30)	(223)	(871)	(204)
6,517	2,388	762	22,477	9,709	2,908	658
8,880	6,122	1,492	138,531	102,106	40,004	5,594

227,769 (2)	30,897	7,240	(90,840)	(36,953)	(61)	–
878	148	–	(4,810)	–	–	–
(1)	(32)	–	942	4	–	–
–	9	–	(2,378)	14	–	–
–	–	–	(569)	–	–	–
–	–	–	202	–	–	–
–	–	–	(2,486)	–	–	–
228,646	31,022	7,240	(99,939)	(36,935)	(61)	–

(192,082)	(6,762)	(10,007)	40,803	14,712	(75)	(18)
(74)	3	–	(1,945)	–	–	–
–	–	–	(404)	–	–	–
–	–	–	(25)	–	–	–
–	–	–	5,011	–	–	–
(2)	132	–	(2)	(2)	–	–
–	–	–	744	17	–	–
(192,158)	(6,627)	(10,007)	44,182	14,727	(75)	(18)
$45,368	$30,517	$(1,275)	$82,774	$79,898	$39,868	$5,576

SEI Institutional Managed Trust	273

STATEMENTS OF OPERATIONS/CONSOLIDATED STATEMENTS OF OPERATIONS ($ Thousands)

For the year ended September 30, 2025

	Real Return Fund	Dynamic Asset Allocation Fund
Investment Income:
Dividends	$–	$7,763
Income from affiliated investments(1)	51	314
Interest income	15,922	6,473
Less: foreign taxes withheld	–	(13)
Total Investment Income	15,973	14,537
Expenses:
Shareholder servicing fees Class F	877	1,769
Investment advisory fees	828	4,759
Administration fees	753	2,380
Trustees' fees	11	23
Chief compliance officer fees	3	7
Proxy fees	49	101
Printing fees	42	90
Professional fees	26	54
Custodian/Wire agent fees	19	25
Registration fees	16	35
Pricing fees	7	15
Dividend and interest expense on securities sold short	–	–
Interest expense	–	–
Other expenses	9	20
Total Expenses	2,640	9,278
Less:
Waiver of investment advisory fees	(338)	(3,282)
Waiver of shareholder servicing fees Class F	(526)	–
Waiver of administration fees	(46)	(132)
Net Expenses	1,730	5,864
Net Investment Income	14,243	8,673
Net Realized Gain (Loss) on:
Investments	(845)	94,065
Securities sold short	–	–
Futures contracts	–	23,665
Foreign currency translation	–	36
Forward foreign currency contracts	–	–
Purchased options and swaptions	–	(7,273)
Written options and swaptions	–	6,202
Swap contracts	–	11,579
Net Realized Gain (Loss)	(845)	128,274
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	5,776	(4,612)
Securities sold short	–	–
Futures contracts	–	(365)
Purchased options and swaptions	–	2,346
Written options and swaptions	–	1,833
Swap contracts	–	13,926
Foreign capital gains tax	–	–
Foreign currency translation of other assets and liabilities denominated in foreign currencies	–	(125)
Forward foreign currency contracts	–	–
Net Change in Unrealized Appreciation (Depreciation)	5,776	13,003
Net Increase in Net Assets Resulting from Operations	$19,174	$149,950

(1)	See Note 6 in Notes to Financial Statements.

Amounts designated as "—" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

274	SEI Institutional Managed Trust

Multi-Strategy Alternative Fund	Multi-Asset Accumulation Fund	Multi-Asset Income Fund	Multi-Asset Inflation Managed Fund	Multi-Asset Capital Stability Fund
$2,913	$100	$5,300	$3,533	$1,652
857	–	–	–	–
11,448	48,947	28,116	21,065	17,328
(22)	–	(268)	(1,448)	–
15,196	49,047	33,148	23,150	18,980

607	2,777	997	1,264	1,110
3,731	8,883	3,182	2,988	1,870
746	3,553	1,591	1,630	1,402
7	34	15	16	14
2	10	4	4	4
33	159	70	73	63
28	131	59	60	49
17	79	36	36	30
12	45	24	55	24
13	62	25	26	23
56	18	154	77	13
827	–	–	539	–
599	–	–	149	–
7	39	17	13	17
6,685	15,790	6,174	6,930	4,619

(1,865)	(1,302)	(957)	(1,184)	(187)
(5)	–	(598)	–	(666)
(4)	(705)	(419)	(174)	(807)
4,811	13,783	4,200	5,572	2,959
10,385	35,264	28,948	17,578	16,021

1,810	13,254	(1,844)	18,854	(4,218)
(269)	–	–	(6,276)	–
–	1,530	(1,509)	1,755	2,754
64	(331)	(707)	134	(708)
(2)	(508)	(535)	(16)	6,536
(10)	–	(4)	(30)	(619)
2	–	(12)	6	417
(329)	(3,586)	372	(1,855)	(3,584)
1,266	10,359	(4,239)	12,572	578

6,156	3,725	9,458	(12,695)	3,161
154	–	–	1,113	–
–	(5,561)	(228)	774	(1,427)
(2)	–	10	–	319
–	–	(14)	–	(262)
(55)	(3,951)	(167)	3,696	(285)
–	–	(17)	–	–
(70)	1,906	(56)	(2)	(82)
4	1,313	531	38	335
6,187	(2,568)	9,517	(7,076)	1,759
$17,838	$43,055	$34,226	$23,074	$18,358

SEI Institutional Managed Trust	275

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the years ended September 30,

	Large Cap Fund		Large Cap Value Fund		Large Cap Growth Fund
	2025	2024	2025	2024	2025	2024
Operations:
Net investment income	$11,194	$13,041	$25,849	$26,900	$469	$1,577
Net realized gain	246,318	239,398	162,782	80,790	288,097	274,111
Net change in unrealized appreciation (depreciation)	(25,551)	210,701	(39,651)	183,660	36,759	236,808
Net Increase in Net Assets Resulting from Operations	231,961	463,140	148,980	291,350	325,325	512,496
Distributions:
Class F:	(237,598)	(105,193)	(100,471)	(77,983)	(265,235)	(187,335)
Class I:	N/A	N/A	(111)	(92)	(523)	(329)
Class Y:	(9,836)	(3,616)	(7,616)	(8,363)	(24,996)	(21,119)
Total Distributions	(247,434)	(108,809)	(108,198)	(86,438)	(290,754)	(208,783)
Capital Share Transactions:(2)
Class F:
Proceeds from shares issued	106,659	183,485	130,023	143,161	146,863	133,764
Reinvestment of dividends & distributions	218,322	96,796	94,446	73,146	247,739	174,087
Cost of shares redeemed	(397,733)	(599,104)	(245,105)	(246,001)	(371,354)	(367,695)
Net increase (decrease) from Class F transactions	(72,752)	(318,823)	(20,636)	(29,694)	23,248	(59,844)
Class I:
Proceeds from shares issued	N/A	N/A	235	117	426	431
Reinvestment of dividends & distributions	N/A	N/A	89	75	460	281
Cost of shares redeemed	N/A	N/A	(221)	(350)	(578)	(830)
Net increase (decrease) from Class I transactions	N/A	N/A	103	(158)	308	(118)
Class Y:
Proceeds from shares issued	11,328	12,916	25,605	9,637	35,362	9,312
Reinvestment of dividends & distributions	9,156	3,345	7,085	7,809	23,084	19,657
Cost of shares redeemed	(15,099)	(17,535)	(28,372)	(63,511)	(42,500)	(67,462)
Net increase (decrease) from Class Y transactions	5,385	(1,274)	4,318	(46,065)	15,946	(38,493)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(67,367)	(320,097)	(16,215)	(75,917)	39,502	(98,455)
Net Increase (Decrease) in Net Assets	(82,840)	34,234	24,567	128,995	74,073	205,258
Net Assets
Beginning of year	1,652,125	1,617,891	1,365,522	1,236,527	1,541,858	1,336,600
End of year	$1,569,285	$1,652,125	$1,390,089	$1,365,522	$1,615,931	$1,541,858

(1)	Includes realized gains as a result of in-kind transactions (see Note 12 in the Notes to Financial Statements).

(2)	See Note 7 in Notes to Financial Statements for additional information.

(3)	Includes redemptions as a result of in-kind transactions (see Note 12 in the Notes to Financial Statements).

N/A — Not applicable. Shares currently not offered.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

276	SEI Institutional Managed Trust

Large Cap Index Fund		Tax-Managed Large Cap Fund				S&P 500 Index Fund		Small Cap Fund
2025	2024	2025		2024		2025	2024	2025	2024
$12,184	$13,758	$34,330		$36,111		$10,837	$12,395	$2,270	$3,190
58,530	39,548	755,310	(1)	462,786		85,418	100,924	49,314	50,860
119,704	278,650	(285,196)		530,650		68,507	185,403	(13,531)	76,234
190,418	331,956	504,444		1,029,547		164,762	298,722	38,053	130,284

(53,212)	(14,147)	(291,441)		(172,387)		(114,694)	(41,925)	(57,697)	(20,317)
N/A	N/A	N/A		N/A		(812)	(238)	N/A	N/A
N/A	N/A	(48,813)		(28,655)		N/A	N/A	(3,607)	(1,054)
(53,212)	(14,147)	(340,254)		(201,042)		(115,506)	(42,163)	(61,304)	(21,371)

159,474	198,055	1,195,262		348,311		91,623	75,549	34,865	105,485
50,952	13,491	243,245		146,236		98,021	36,687	53,782	18,986
(299,031)	(355,013)	(1,614,635	)(3)	(724,439	)(3)	(180,861)	(205,553)	(184,631)	(164,062)
(88,605)	(143,467)	(176,128)		(229,892)		8,783	(93,317)	(95,984)	(39,591)

N/A	N/A	N/A		N/A		1,077	1,321	N/A	N/A
N/A	N/A	N/A		N/A		712	208	N/A	N/A
N/A	N/A	N/A		N/A		(1,055)	(1,481)	N/A	N/A
N/A	N/A	N/A		N/A		734	48	N/A	N/A

N/A	N/A	35,357		20,296		N/A	N/A	4,775	20,125
N/A	N/A	41,472		24,806		N/A	N/A	3,073	945
N/A	N/A	(83,742)		(80,664)		N/A	N/A	(20,772)	(8,025)
N/A	N/A	(6,913)		(35,562)		N/A	N/A	(12,924)	13,045
(88,605)	(143,467)	(183,041)		(265,454)		9,517	(93,269)	(108,908)	(26,546)
48,601	174,342	(18,851)		563,051		58,773	163,290	(132,159)	82,367

1,183,715	1,009,373	4,351,207		3,788,156		1,029,295	866,005	601,695	519,328
$1,232,316	$1,183,715	$4,332,356		$4,351,207		$1,088,068	$1,029,295	$469,536	$601,695

SEI Institutional Managed Trust	277

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the years ended September 30,

	Small Cap Value Fund		Small Cap Growth Fund		Tax-Managed Small/Mid Cap Fund
	2025	2024	2025	2024	2025		2024
Operations:
Net investment income (loss)	$3,481	$4,297	$(1,186)	$(819)	$4,147		$3,432
Net realized gain	33,317	42,904	32,811	38,152	139,747	(1)	91,145
Net change in unrealized appreciation (depreciation)	(14,602)	27,244	(13,570)	48,978	(97,606)		106,560
Net Increase in Net Assets Resulting from Operations	22,196	74,445	18,055	86,311	46,288		201,137
Distributions:
Class F:	(46,210)	(9,597)	(17,448)	—	(117,176)		(22,245)
Class I:	(87)	(15)	(24)	—	N/A		N/A
Class Y:	(6,880)	(1,529)	(2,205)	—	(20,241)		(3,572)
Total Distributions	(53,177)	(11,141)	(19,677)	—	(137,417)		(25,817)
Capital Share Transactions:(2)
Class F:
Proceeds from shares issued	29,672	36,536	28,206	37,909	125,228		47,340
Reinvestment of dividends & distributions	42,647	8,931	15,940	—	96,589		18,896
Cost of shares redeemed	(114,577)	(70,915)	(113,823)	(62,048)	(323,710	)(3)	(121,350)
Net decrease from Class F transactions	(42,258)	(25,448)	(69,677)	(24,139)	(101,893)		(55,114)
Class I:
Proceeds from shares issued	14	17	15	80	N/A		N/A
Reinvestment of dividends & distributions	78	12	20	—	N/A		N/A
Cost of shares redeemed	(30)	(86)	(127)	(148)	N/A		N/A
Net increase (decrease) from Class I transactions	62	(57)	(92)	(68)	N/A		N/A
Class Y:
Proceeds from shares issued	9,043	2,237	6,883	2,584	8,190		9,034
Reinvestment of dividends & distributions	5,830	1,360	2,050	—	17,057		3,077
Cost of shares redeemed	(9,976)	(16,752)	(6,900)	(8,370)	(22,828)		(17,904)
Net increase (decrease) from Class Y transactions	4,897	(13,155)	2,033	(5,786)	2,419		(5,793)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(37,299)	(38,660)	(67,736)	(29,993)	(99,474)		(60,907)
Net Increase (Decrease) in Net Assets	(68,280)	24,644	(69,358)	56,318	(190,603)		114,413
Net Assets
Beginning of year	367,694	343,050	364,360	308,042	887,533		773,120
End of year	$299,414	$367,694	$295,002	$364,360	$696,930		$887,533

(1)	Includes realized gains as a result of in-kind transactions (see Note 12 in the Notes to Financial Statements).

(2)	See Note 7 in Notes to Financial Statements for additional information.

(3)	Includes redemptions as a result of in-kind transactions (see Note 12 in the Notes to Financial Statements).

N/A — Not applicable. Shares currently not offered.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

278	SEI Institutional Managed Trust

Mid-Cap Fund		U.S. Managed Volatility Fund		Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund			Tax-Managed International Managed Volatility Fund
2025	2024	2025	2024	2025	2024	2025		2024	2025	2024
$154	$544	$8,716	$12,396	$10,282	$14,397	$8,880		$7,172	$6,122	$8,714
7,773	7,171	75,046	78,313	58,574	41,419	228,646	(1)	122,144	31,022	12,837
(1,981)	12,726	(35,489)	58,986	5,274	107,479	(192,158)		79,608	(6,627)	37,617
5,946	20,441	48,273	149,695	74,130	163,295	45,368		208,924	30,517	59,168

(5,448)	(379)	(64,492)	(67,170)	(55,211)	(36,445)	(129,638)		(94,844)	(7,533)	(8,206)
(22)	(1)	(96)	(71)	(45)	(27)	N/A		N/A	N/A	N/A
(668)	(44)	(23,493)	(21,449)	(9,397)	(6,802)	(20,556)		(14,617)	(2,487)	(2,081)
(6,138)	(424)	(88,081)	(88,690)	(64,653)	(43,274)	(150,194)		(109,461)	(10,020)	(10,287)

5,528	8,889	36,237	61,561	61,466	220,616	225,773		38,491	38,202	16,853
5,043	353	55,584	58,267	47,432	30,528	106,345		77,623	6,214	7,051
(20,547)	(22,439)	(120,863)	(268,138)	(190,816)	(291,337)	(384,094	)(3)	(170,017)	(138,194)	(66,363)
(9,976)	(13,197)	(29,042)	(148,310)	(81,918)	(40,193)	(51,976)		(53,903)	(93,778)	(42,459)

54	44	—	7	—	2	N/A		N/A	N/A	N/A
23	1	97	71	46	27	N/A		N/A	N/A	N/A
(50)	(134)	—	(9)	(2)	—	N/A		N/A	N/A	N/A
27	(89)	97	69	44	29	N/A		N/A	N/A	N/A

3,702	4,679	18,765	21,831	8,487	13,888	9,220		6,732	4,307	2,085
654	44	19,635	18,832	7,723	5,748	15,598		11,006	1,824	1,575
(5,280)	(1,619)	(64,931)	(50,011)	(36,211)	(36,061)	(26,574)		(22,526)	(12,732)	(11,296)
(924)	3,104	(26,531)	(9,348)	(20,001)	(16,425)	(1,756)		(4,788)	(6,601)	(7,636)
(10,873)	(10,182)	(55,476)	(157,589)	(101,875)	(56,589)	(53,732)		(58,691)	(100,379)	(50,095)
(11,065)	9,835	(95,284)	(96,584)	(92,398)	63,432	(158,558)		40,772	(79,882)	(1,214)

84,078	74,243	648,141	744,725	845,086	781,654	846,039		805,267	306,517	307,731
$73,013	$84,078	$552,857	$648,141	$752,688	$845,086	$687,481		$846,039	$226,635	$306,517

SEI Institutional Managed Trust	279

STATEMENTS OF CHANGES IN NET ASSETS/CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the years ended September 30,

	Real Estate Fund		Core Fixed Income Fund		High Yield Bond Fund
	2025	2024	2025	2024	2025	2024
Operations:
Net investment income	$1,492	$1,353	$138,531	$139,958	$102,106	$103,278
Net realized gain (loss)	7,240	1,598	(99,939)	(28,726)	(36,935)	(40,703)
Net change in unrealized appreciation (depreciation)	(10,007)	19,093	44,182	287,164	14,727	98,394
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,275)	22,044	82,774	398,396	79,898	160,969
Distributions:
Class F:	(3,154)	(1,425)	(112,026)	(118,352)	(74,461)	(111,376)
Class I:	(12)	(4)	(93)	(100)	—	—
Class Y:	(798)	(368)	(15,380)	(15,508)	(13,878)	(18,122)
Return of Capital:
Class F:	—	—	—	(5,364)	—	(16,218)
Class I:	—	—	—	(5)	—	—
Class Y:	—	—	—	(694)	—	(2,776)
Total Distributions	(3,964)	(1,797)	(127,499)	(140,023)	(88,339)	(148,492)
Capital Share Transactions:(1)
Class F:
Proceeds from shares issued	10,265	5,334	446,905	802,804	235,660	256,473
Reinvestment of dividends & distributions	2,779	1,272	103,392	113,765	67,118	114,699
Cost of shares redeemed	(17,471)	(14,698)	(636,761)	(872,380)	(318,511)	(458,497)
Net increase (decrease) from Class F transactions	(4,427)	(8,092)	(86,464)	44,189	(15,733)	(87,325)
Class I:
Proceeds from shares issued	2	1	78	304	—	—
Reinvestment of dividends & distributions	12	4	77	81	—	—
Cost of shares redeemed	—	(1)	(398)	(361)	—	(1)
Net increase (decrease) from Class I transactions	14	4	(243)	24	—	(1)
Class Y:
Proceeds from shares issued	6,649	1,240	94,455	68,244	48,492	46,750
Reinvestment of dividends & distributions	797	364	14,675	15,634	13,500	20,445
Cost of shares redeemed	(2,123)	(4,031)	(85,682)	(98,537)	(57,319)	(51,678)
Net increase (decrease) from Class Y transactions	5,323	(2,427)	23,448	(14,659)	4,673	15,517
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	910	(10,515)	(63,259)	29,554	(11,060)	(71,809)
Net Increase (Decrease) in Net Assets	(4,329)	9,732	(107,984)	287,927	(19,501)	(59,332)
Net Assets
Beginning of year	77,938	68,206	3,643,395	3,355,468	1,169,671	1,229,003
End of year	$73,609	$77,938	$3,535,411	$3,643,395	$1,150,170	$1,169,671

(1)	See Note 7 in Notes to Financial Statements for additional information.

N/A — Not applicable. Shares currently not offered.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

280	SEI Institutional Managed Trust

Conservative Income Fund		Tax-Free Conservative Income Fund		Real Return Fund		Dynamic Asset Allocation Fund
2025	2024	2025	2024	2025	2024	2025	2024
$40,004	$32,597	$5,594	$5,708	$14,243	$12,326	$8,673	$9,496
(61)	(1)	—	—	(845)	(4,544)	128,274	57,847
(75)	463	(18)	153	5,776	15,069	13,003	140,421
39,868	33,059	5,576	5,861	19,174	22,851	149,950	207,764

(39,547)	(32,061)	(5,395)	(5,452)	(10,909)	(10,644)	(76,679)	(59,917)
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
(453)	(586)	(224)	(231)	(822)	(683)	(7,897)	(3,873)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
(40,000)	(32,647)	(5,619)	(5,683)	(11,731)	(11,327)	(84,576)	(63,790)

966,647	616,288	123,548	96,251	49,291	234,544	51,698	145,421
32,662	25,958	4,013	4,250	9,620	9,155	71,961	55,911
(715,794)	(395,144)	(116,392)	(82,371)	(74,178)	(78,872)	(182,734)	(235,878)
283,515	247,102	11,169	18,130	(15,267)	164,827	(59,075)	(34,546)

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

4,504	7,276	3,870	11,725	7,932	15,410	23,718	49,282
428	547	204	215	753	657	7,286	3,776
(4,232)	(12,868)	(5,198)	(7,046)	(4,795)	(5,978)	(36,157)	(17,112)
700	(5,045)	(1,124)	4,894	3,890	10,089	(5,153)	35,946
284,215	242,057	10,045	23,024	(11,377)	174,916	(64,228)	1,400
284,083	242,469	10,002	23,202	(3,934)	186,440	1,146	145,374

721,772	479,303	191,097	167,895	384,120	197,680	828,111	682,737
$1,005,855	$721,772	$201,099	$191,097	$380,186	$384,120	$829,257	$828,111

SEI Institutional Managed Trust	281

STATEMENTS OF CHANGES IN NET ASSETS/CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the years ended September 30,

	Multi-Strategy Alternative Fund		Multi-Asset Accumulation Fund
	2025	2024	2025	2024
Operations:
Net investment income	$10,385	$14,682	$35,264	$54,716
Net realized gain (loss)	1,266	11,148	10,359	64,838
Net change in unrealized appreciation (depreciation)	6,187	6,556	(2,568)	118,670
Net Increase in Net Assets Resulting from Operations	17,838	32,386	43,055	238,224
Distributions:
Class F:	(13,184)	(14,660)	(24,353)	(20,226)
Class Y:	(337)	(629)	(1,862)	(1,252)
Return of Capital:
Class F:	—	—	—	(16,112)
Class Y:	—	—	—	(998)
Total Distributions	(13,521)	(15,289)	(26,215)	(38,588)
Capital Share Transactions:(1)
Class F:
Proceeds from shares issued	17,309	19,847	85,724	129,200
Reinvestment of dividends & distributions	11,590	13,135	21,481	32,886
Cost of shares redeemed	(60,607)	(140,961)	(264,779)	(892,797)
Net decrease from Class F transactions	(31,708)	(107,979)	(157,574)	(730,711)
Class Y:
Proceeds from shares issued	475	1,577	12,663	14,061
Reinvestment of dividends & distributions	310	602	1,784	2,165
Cost of shares redeemed	(1,284)	(10,851)	(31,960)	(38,228)
Net increase (decrease) from Class Y transactions	(499)	(8,672)	(17,513)	(22,002)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(32,207)	(116,651)	(175,087)	(752,713)
Net Decrease in Net Assets	(27,890)	(99,554)	(158,247)	(553,077)
Net Assets
Beginning of year	269,029	368,583	1,328,151	1,881,228
End of year	$241,139	$269,029	$1,169,904	$1,328,151

(1)	See Note 7 in Notes to Financial Statements for additional information.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

282	SEI Institutional Managed Trust

Multi-Asset Income Fund		Multi-Asset Inflation Managed Fund		Multi-Asset Capital Stability Fund
2025	2024	2025	2024	2025	2024
$28,948	$39,927	$17,578	$23,636	$16,021	$21,227
(4,239)	(32,834)	12,572	(2,355)	578	34,989
9,517	84,639	(7,076)	15,855	1,759	(4,285)
34,226	91,732	23,074	37,136	18,358	51,931

(20,940)	(30,788)	(16,121)	(22,723)	(33,934)	(21,077)
(7,069)	(8,881)	(1,276)	(1,270)	(1,802)	(1,083)

—	—	—	—	—	—
—	—	—	—	—	—
(28,009)	(39,669)	(17,397)	(23,993)	(35,736)	(22,160)

51,014	44,256	40,734	57,969	42,734	45,691
17,333	25,843	14,596	20,689	25,849	16,281
(91,570)	(224,990)	(124,389)	(196,504)	(107,241)	(159,782)
(23,223)	(154,891)	(69,059)	(117,846)	(38,658)	(97,810)

13,790	16,856	8,650	11,131	1,517	1,667
6,962	8,719	1,239	1,224	1,719	1,031
(26,612)	(26,558)	(7,708)	(7,060)	(4,611)	(8,388)
(5,860)	(983)	2,181	5,295	(1,375)	(5,690)
(29,083)	(155,874)	(66,878)	(112,551)	(40,033)	(103,500)
(22,866)	(103,811)	(61,201)	(99,408)	(57,411)	(73,729)

556,021	659,832	580,285	679,693	507,841	581,570
$533,155	$556,021	$519,084	$580,285	$450,430	$507,841

SEI Institutional Managed Trust	283

STATEMENT OF CASH FLOWS ($ Thousands)

For the Year Ended September 30, 2025

High Yield Bond Fund
Cash Flows (Used in)/Provided By Operating Activities:
Net Increase in Net Assets Resulting from Operations	$79,898
Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Cash (Used In)/ Provided By Operating Activities:
Purchase of Investment Securities	(1,362,619)
Proceeds from Disposition of Investment Securities	1,382,598
Amortization (Accretion of Market Discount)	(20,662)
Net Realized (Gain) Loss on:
Investments	36,953
Net Change in Unrealized (Appreciation) Depreciation on:
Investments	(14,712)
Changes in Assets:
Receivable for investment Securities Sold	2,782
Dividends and Interest Receivable	981
Due From Broker	355
Unrealized Gain on Forward Foreign Currency Contracts	(7)
Foreign Tax Reclaim receivable	(39)
Changes in Liabilities:
Payable for Investment Securities Purchased	(5,489)
Shareholder Servicing Fees Payable	(3)
Investment Advisory Fees Payable	(3)
Administration Fees Payable	1
Chief Compliance Officer fees payable	(2)
Unrealized Loss on Forward Foreign Currency Contracts	(10)
Accrued Expenses Payable	(17)
Net Cash Flows Provided by Operating Activities	100,005
Cash Flows (Used in)/Provided by Financing Activities
Dividends and Distributions	(88,526)
Proceeds from Shares Issued	283,700
Reinvestment of Dividends and Distributions	80,618
Cost of Shares Redeemed	(375,917)
Net Cash Used in Financing Activities	(100,125)
Net Change in Cash	(120)
Cash at Beginning of Year	$203
Cash at End of Year	$83

The accompanying notes are an integral part of the financial statements.

284	SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS

For the years ended September 30,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets#		Ratio of Expenses to Average Net Assets (Excluding Waivers)#	Ratio of Net Investment Income (Loss) to Average Net Assets~	Portfolio Turnover Rate†
Large Cap Fund
Class F
2025	$16.79	$0.11	$2.29	$2.40	$(0.11)	$(2.52)	$(2.63)	$16.56	16.18%	$1,499,780	0.90	%(2)	0.99%	0.72%	42%
2024	13.55	0.12	4.07	4.19	(0.12)	(0.83)	(0.95)	16.79	32.33	1,588,186	0.89		0.97	0.78	34
2023	12.66	0.12	2.09	2.21	(0.09)	(1.23)	(1.32)	13.55	18.19	1,565,195	0.89		0.97	0.89	26
2022	17.51	0.12	(2.62)	(2.50)	(0.10)	(2.25)	(2.35)	12.66	(17.25)	1,519,963	0.89		0.95	0.75	39
2021	13.95	0.10	4.00	4.10	(0.12)	(0.42)	(0.54)	17.51	29.93	2,050,558	0.89		0.95	0.63	33
Class Y
2025	$16.81	$0.15	$2.29	$2.44	$(0.15)	$(2.52)	$(2.67)	$16.58	16.45%	$69,505	0.65	%(3)	0.74%	0.96%	42%
2024	13.57	0.15	4.08	4.23	(0.16)	(0.83)	(0.99)	16.81	32.61	63,939	0.65		0.72	1.02	34
2023	12.66	0.15	2.11	2.26	(0.12)	(1.23)	(1.35)	13.57	18.59	52,696	0.64		0.72	1.14	26
2022	17.52	0.15	(2.62)	(2.47)	(0.14)	(2.25)	(2.39)	12.66	(17.08)	49,941	0.64		0.70	0.95	39
2021	13.95	0.15	4.00	4.15	(0.16)	(0.42)	(0.58)	17.52	30.33	109,909	0.64		0.70	0.88	33
Large Cap Value Fund
Class F
2025	$27.89	$0.51	$2.51	$3.02	$(0.53)	$(1.69)	$(2.22)	$28.69	11.78%	$1,285,618	0.89%		0.95%	1.92%	28%
2024	23.86	0.52	5.21	5.73	(0.43)	(1.27)	(1.70)	27.89	25.09	1,268,429	0.89		0.93	2.04	15
2023	23.02	0.52	2.70	3.22	(0.61)	(1.77)	(2.38)	23.86	14.03	1,110,985	0.89		0.93	2.11	22
2022	27.27	0.49	(3.07)	(2.58)	(0.48)	(1.19)	(1.67)	23.02	(10.30)	1,068,126	0.89		0.93	1.81	24
2021	20.11	0.46	7.16	7.62	(0.46)	—	(0.46)	27.27	38.21	1,322,518	0.89		0.93	1.80	29
Class I
2025	$27.94	$0.45	$2.52	$2.97	$(0.47)	$(1.69)	$(2.16)	$28.75	11.55%	$1,555	1.11%		1.20%	1.69%	28%
2024	23.90	0.47	5.21	5.68	(0.37)	(1.27)	(1.64)	27.94	24.81	1,393	1.11		1.18	1.83	15
2023	23.05	0.46	2.72	3.18	(0.56)	(1.77)	(2.33)	23.90	13.79	1,323	1.11		1.18	1.87	22
2022	27.30	0.43	(3.07)	(2.64)	(0.42)	(1.19)	(1.61)	23.05	(10.52)	2,111	1.11		1.18	1.57	24
2021	20.13	0.40	7.18	7.58	(0.41)	—	(0.41)	27.30	37.93	3,060	1.11		1.18	1.58	29
Class Y
2025	$27.88	$0.58	$2.51	$3.09	$(0.59)	$(1.69)	$(2.28)	$28.69	12.10%	$102,916	0.64%		0.70%	2.17%	28%
2024	23.86	0.58	5.20	5.78	(0.49)	(1.27)	(1.76)	27.88	25.36	95,700	0.64		0.68	2.30	15
2023	23.02	0.58	2.70	3.28	(0.67)	(1.77)	(2.44)	23.86	14.32	124,219	0.64		0.68	2.35	22
2022	27.27	0.56	(3.07)	(2.51)	(0.55)	(1.19)	(1.74)	23.02	(10.06)	174,123	0.64		0.68	2.06	24
2021	20.11	0.52	7.16	7.68	(0.52)	—	(0.52)	27.27	38.55	203,964	0.64		0.68	2.05	29

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

#	A Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio, if applicable.

~	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests, if applicable.

(1)	Per share calculated using average shares.

(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.

(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.64%.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust	285

FINANCIAL HIGHLIGHTS

For the years ended September 30,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets#		Ratio of Expenses to Average Net Assets (Excluding Waivers)#	Ratio of Net Investment Income (Loss) to Average Net Assets~	Portfolio Turnover Rate†
Large Cap Growth Fund
Class F
2025	$49.54	$—	$10.39	$10.39	$(0.45)	$(9.12)	$(9.57)	$50.36	23.47%	$1,459,232	0.90	%(2)	1.00%	0.01%	63%
2024	40.64	0.04	15.52	15.56	—	(6.66)	(6.66)	49.54	42.71	1,405,182	0.89		0.98	0.09	65
2023	34.86	0.04	8.46	8.50	(0.04)	(2.68)	(2.72)	40.64	25.88	1,190,786	0.89		0.98	0.11	67
2022	51.97	(0.02)	(10.34)	(10.36)	(0.01)	(6.74)	(6.75)	34.86	(23.91)	1,110,117	0.89		0.97	(0.04)	61
2021	45.29	(0.13)	11.07	10.94	(0.03)	(4.23)	(4.26)	51.97	25.80	1,515,191	0.89		0.97	(0.26)	42
Class I
2025	$46.89	$(0.09)	$9.75	$9.66	$(0.38)	$(9.12)	$(9.50)	$47.05	23.19%	$2,558	1.13	%(3)	1.25%	(0.21)%	63%
2024	38.86	(0.06)	14.75	14.69	—	(6.66)	(6.66)	46.89	42.39	2,259	1.11		1.23	(0.14)	65
2023	33.49	(0.04)	8.10	8.06	(0.01)	(2.68)	(2.69)	38.86	25.61	1,913	1.11		1.23	(0.10)	67
2022	50.26	(0.13)	(9.90)	(10.03)	—	(6.74)	(6.74)	33.49	(24.08)	2,094	1.11		1.22	(0.30)	61
2021	43.99	(0.23)	10.73	10.50	—	(4.23)	(4.23)	50.26	25.53	4,178	1.11		1.22	(0.49)	42
Class Y
2025	$50.05	$0.12	$10.50	$10.62	$(0.55)	$(9.12)	$(9.67)	$51.00	23.78%	$154,141	0.66	%(4)	0.75%	0.26%	63%
2024	40.91	0.15	15.65	15.80	—	(6.66)	(6.66)	50.05	43.06	134,417	0.64		0.73	0.34	65
2023	35.03	0.14	8.50	8.64	(0.08)	(2.68)	(2.76)	40.91	26.22	143,901	0.64		0.73	0.37	67
2022	52.11	0.10	(10.41)	(10.31)	(0.03)	(6.74)	(6.77)	35.03	(23.73)	187,533	0.64		0.72	0.22	61
2021	45.35	(0.01)	11.08	11.07	(0.08)	(4.23)	(4.31)	52.11	26.10	223,901	0.64		0.72	(0.02)	42
Large Cap Index Fund
Class F
2025	$20.06	$0.22	$3.15	$3.37	$(0.22)	$(0.73)	$(0.95)	$22.48	17.35%	$1,232,316	0.27	%(5)	0.66%	1.06%	4%
2024	15.02	0.22	5.04	5.26	(0.22)	—	(0.22)	20.06	35.30	1,183,715	0.25		0.64	1.24	4
2023	12.60	0.20	2.42	2.62	(0.20)	—	(0.20)	15.02	20.90	1,009,373	0.25		0.63	1.38	7
2022	15.47	0.18	(2.82)	(2.64)	(0.18)	(0.05)	(0.23)	12.60	(17.38)	901,688	0.25		0.64	1.20	13
2021	11.98	0.17	3.48	3.65	(0.16)	—	(0.16)	15.47	30.64	1,090,118	0.25		0.64	1.18	9
Tax-Managed Large Cap Fund
Class F
2025	$38.76	$0.30	$4.30	$4.60	$(0.29)	$(2.83)	$(3.12)	$40.24	12.79%	$3,716,758	0.90	%(2)	0.92%	0.80%	14%
2024	31.64	0.30	8.52	8.82	(0.31)	(1.39)	(1.70)	38.76	28.77	3,751,577	0.89		0.90	0.85	15
2023	28.50	0.31	4.84	5.15	(0.32)	(1.69)	(2.01)	31.64	18.44	3,266,630	0.89		0.90	0.98	15
2022	35.12	0.31	(5.11)	(4.80)	(0.29)	(1.53)	(1.82)	28.50	(14.72)	3,182,189	0.89		0.89	0.91	22
2021	27.26	0.29	8.28	8.57	(0.30)	(0.41)	(0.71)	35.12	31.84	4,061,063	0.89		0.89	0.90	14
Class Y
2025	$38.78	$0.39	$4.30	$4.69	$(0.38)	$(2.83)	$(3.21)	$40.26	13.06%	$615,598	0.65	%(4)	0.67%	1.05%	14%
2024	31.65	0.38	8.53	8.91	(0.39)	(1.39)	(1.78)	38.78	29.12	599,630	0.64		0.65	1.10	15
2023	28.52	0.39	4.83	5.22	(0.40)	(1.69)	(2.09)	31.65	18.69	521,526	0.64		0.65	1.23	15
2022	35.14	0.40	(5.11)	(4.71)	(0.38)	(1.53)	(1.91)	28.52	(14.49)	428,109	0.64		0.64	1.16	22
2021	27.27	0.37	8.28	8.65	(0.37)	(0.41)	(0.78)	35.14	32.18	516,304	0.64		0.64	1.14	14

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

#	A Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio, if applicable.
~	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests, if applicable.

(1)	Per share calculated using average shares.

(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.

(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.11%.

(4)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.64%.

(5)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.25%.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

286	SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS

For the years ended September 30,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets#		Ratio of Expenses to Average Net Assets (Excluding Waivers)#	Ratio of Net Investment Income (Loss) to Average Net Assets~	Portfolio Turnover Rate†
S&P 500 Index Fund
Class F
2025	$103.06	$1.06	$15.32	$16.38	$(1.09)	$(10.86)	$(11.95)	$107.49	17.27%	$1,080,059	0.27	%(2)	0.56%	1.08%	3%
2024	79.28	1.15	26.52	27.67	(1.16)	(2.73)	(3.89)	103.06	35.98	1,022,391	0.25		0.54	1.27	3
2023	72.34	1.09	13.50	14.59	(1.09)	(6.56)	(7.65)	79.28	21.31	860,788	0.25		0.54	1.41	5
2022	92.42	1.08	(13.98)	(12.90)	(1.04)	(6.14)	(7.18)	72.34	(15.68)	740,552	0.25		0.54	1.23	3
2021	75.64	1.04	20.61	21.65	(1.04)	(3.83)	(4.87)	92.42	29.73	981,074	0.25		0.54	1.20	5
Class I
2025	$103.90	$0.67	$15.46	$16.13	$(0.70)	$(10.86)	$(11.56)	$108.47	16.79%	$8,009	0.67	%(3)	0.81%	0.68%	3%
2024	79.90	0.79	26.75	27.54	(0.81)	(2.73)	(3.54)	103.90	35.44	6,904	0.65		0.79	0.86	3
2023	72.85	0.79	13.61	14.40	(0.79)	(6.56)	(7.35)	79.90	20.83	5,217	0.65		0.79	1.01	5
2022	93.01	0.73	(14.09)	(13.36)	(0.66)	(6.14)	(6.80)	72.85	(16.02)	4,815	0.65		0.79	0.83	3
2021	76.11	0.69	20.75	21.44	(0.71)	(3.83)	(4.54)	93.01	29.21	6,913	0.65		0.79	0.80	5
Small Cap Fund
Class F
2025	$14.45	$0.06	$1.08	$1.14	$(0.09)	$(1.68)	$(1.77)	$13.82	8.47%	$441,054	1.13	%(4)	1.25%	0.46%	80%
2024	11.90	0.07	2.98	3.05	(0.07)	(0.43)	(0.50)	14.45	26.28	558,859	1.14		1.23	0.55	106
2023	10.83	0.04	1.14	1.18	(0.04)	(0.07)	(0.11)	11.90	10.86	495,148	1.14		1.23	0.29	106
2022	16.29	0.04	(2.34)	(2.30)	(0.01)	(3.15)	(3.16)	10.83	(17.98)	493,393	1.14		1.23	0.28	111
2021	10.74	0.01	5.56	5.57	(0.02)	—	(0.02)	16.29	51.86	653,372	1.14		1.23	0.09	139
Class Y
2025	$14.64	$0.10	$1.10	$1.20	$(0.13)	$(1.68)	$(1.81)	$14.03	8.78%	$28,482	0.88	%(5)	1.00%	0.71%	80%
2024	12.06	0.11	3.00	3.11	(0.10)	(0.43)	(0.53)	14.64	26.49	42,836	0.89		0.98	0.81	106
2023	10.97	0.07	1.16	1.23	(0.07)	(0.07)	(0.14)	12.06	11.18	24,180	0.89		0.98	0.54	106
2022	16.46	0.07	(2.36)	(2.29)	(0.05)	(3.15)	(3.20)	10.97	(17.78)	21,121	0.89		0.98	0.52	111
2021	10.85	0.05	5.60	5.65	(0.04)	—	(0.04)	16.46	52.15	28,977	0.89		0.98	0.34	139

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

#	A Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio, if applicable.

~	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests, if applicable.

(1)	Per share calculated using average shares.

(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.25%.

(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.65%.

(4)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.12%.

(5)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.87%.

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust	287

FINANCIAL HIGHLIGHTS

For the years ended September 30,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets#		Ratio of Expenses to Average Net Assets (Excluding Waivers)#	Ratio of Net Investment Income (Loss) to Average Net Assets~	Portfolio Turnover Rate†
Small Cap Value Fund
Class F
2025	$26.73	$0.27	$1.65	$1.92	$(0.30)	$(4.38)	$(4.68)	$23.97	8.12%	$256,837	1.10	%(2)	1.25%	1.16%	48%
2024	22.34	0.29	4.84	5.13	(0.29)	(0.45)	(0.74)	26.73	23.36	325,968	1.14		1.23	1.18	57
2023	20.77	0.28	2.60	2.88	(0.28)	(1.03)	(1.31)	22.34	13.98	295,920	1.14		1.23	1.24	39
2022	27.04	0.21	(4.29)	(4.08)	(0.18)	(2.01)	(2.19)	20.77	(16.59)	289,279	1.14		1.23	0.82	42
2021	17.07	0.14	9.98	10.12	(0.15)	—	(0.15)	27.04	59.43	364,946	1.14		1.23	0.56	80
Class I
2025	$26.42	$0.21	$1.63	$1.84	$(0.25)	$(4.38)	$(4.63)	$23.63	7.87%	$527	1.32	%(3)	1.50%	0.94%	48%
2024	22.09	0.24	4.78	5.02	(0.24)	(0.45)	(0.69)	26.42	23.08	512	1.36		1.48	0.98	57
2023	20.55	0.23	2.56	2.79	(0.22)	(1.03)	(1.25)	22.09	13.70	481	1.36		1.48	1.01	39
2022	26.76	0.13	(4.21)	(4.08)	(0.12)	(2.01)	(2.13)	20.55	(16.77)	819	1.36		1.48	0.53	42
2021	16.90	0.09	9.87	9.96	(0.10)	—	(0.10)	26.76	59.05	1,900	1.36		1.48	0.35	80
Class Y
2025	$26.74	$0.33	$1.65	$1.98	$(0.36)	$(4.38)	$(4.74)	$23.98	8.40%	$42,050	0.85	%(4)	1.00%	1.42%	48%
2024	22.36	0.35	4.83	5.18	(0.35)	(0.45)	(0.80)	26.74	23.60	41,214	0.89		0.98	1.42	57
2023	20.78	0.33	2.61	2.94	(0.33)	(1.03)	(1.36)	22.36	14.32	46,649	0.89		0.98	1.46	39
2022	27.06	0.27	(4.29)	(4.02)	(0.25)	(2.01)	(2.26)	20.78	(16.40)	57,741	0.89		0.98	1.07	42
2021	17.08	0.20	9.99	10.19	(0.21)	—	(0.21)	27.06	59.84	67,188	0.89		0.98	0.82	80
Small Cap Growth Fund
Class F
2025	$37.46	$(0.16)	$2.54	$2.38	$(0.02)	$(2.49)	$(2.51)	$37.33	6.35%	$257,410	1.10	%(2)	1.25%	(0.44)%	155%
2024	28.97	(0.09)	8.58	8.49	—	—	—	37.46	29.31	328,673	1.11		1.23	(0.27)	192
2023	27.01	(0.10)	2.07	1.97	(0.01)	—	(0.01)	28.97	7.31	275,327	1.11		1.23	(0.34)	175
2022	45.89	(0.06)	(9.02)	(9.08)	—	(9.80)	(9.80)	27.01	(25.22)	276,600	1.11		1.23	(0.18)	172
2021	32.60	(0.20)	13.49	13.29	—	—	—	45.89	40.77	382,281	1.11		1.23	(0.45)	196
Class I
2025	$34.54	$(0.22)	$2.33	$2.11	$—	$(2.49)	$(2.49)	$34.16	6.09%	$258	1.36	%(5)	1.47%	(0.68)%	155%
2024	26.78	(0.16)	7.92	7.76	—	—	—	34.54	28.98	363	1.36		1.48	(0.53)	192
2023	25.02	(0.15)	1.91	1.76	—	—	—	26.78	7.03	347	1.36		1.48	(0.56)	175
2022	43.32	(0.15)	(8.35)	(8.50)	—	(9.80)	(9.80)	25.02	(25.41)	850	1.36		1.48	(0.45)	172
2021	30.85	(0.29)	12.76	12.47	—	—	—	43.32	40.42	1,717	1.36		1.48	(0.70)	196
Class Y
2025	$38.44	$(0.07)	$2.60	$2.53	$(0.12)	$(2.49)	$(2.61)	$38.36	6.61%	$37,334	0.85	%(4)	1.00%	(0.18)%	155%
2024	29.66	(0.01)	8.79	8.78	—	—	—	38.44	29.60	35,324	0.86		0.98	(0.02)	192
2023	27.66	(0.03)	2.12	2.09	(0.09)	—	(0.09)	29.66	7.58	32,368	0.86		0.98	(0.10)	175
2022	46.65	0.02	(9.21)	(9.19)	—	(9.80)	(9.80)	27.66	(25.01)	32,503	0.86		0.98	0.07	172
2021	33.06	(0.09)	13.68	13.59	—	—	—	46.65	41.11	44,407	0.86		0.98	(0.20)	196

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

#	A Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio, if applicable.

~	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests, if applicable.

(1)	Per share calculated using average shares.

(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.09%.

(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.31%.

(4)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.84%.

(5)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.34%.

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

288	SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS

For the years ended September 30,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets#		Ratio of Expenses to Average Net Assets (Excluding Waivers)#	Ratio of Net Investment Income (Loss) to Average Net Assets~	Portfolio Turnover Rate†
Tax-Managed Small/Mid Cap Fund
Class F
2025	$27.82	$0.13	$1.66	$1.79	$(0.12)	$(4.93)	$(5.05)	$24.56	6.98%	$588,508	1.11%		1.25%	0.55%	36%
2024	22.53	0.10	5.96	6.06	(0.11)	(0.66)	(0.77)	27.82	27.39	768,484	1.11		1.23	0.38	57
2023	20.64	0.10	2.00	2.10	(0.12)	(0.09)	(0.21)	22.53	10.21	671,322	1.11		1.23	0.43	62
2022	28.01	0.08	(4.83)	(4.75)	(0.05)	(2.57)	(2.62)	20.64	(18.96)	691,835	1.11		1.23	0.33	58
2021	19.41	0.03	8.61	8.64	(0.04)	—	(0.04)	28.01	44.52	917,919	1.11		1.23	0.10	71
Class Y
2025	$27.88	$0.19	$1.66	$1.85	$(0.18)	$(4.93)	$(5.11)	$24.62	7.20%	$108,422	0.89%		1.00%	0.79%	36%
2024	22.58	0.15	5.97	6.12	(0.16)	(0.66)	(0.82)	27.88	27.65	119,049	0.89		0.98	0.60	57
2023	20.68	0.15	2.01	2.16	(0.17)	(0.09)	(0.26)	22.58	10.49	101,798	0.89		0.98	0.65	62
2022	28.07	0.14	(4.85)	(4.71)	(0.11)	(2.57)	(2.68)	20.68	(18.81)	88,914	0.89		0.98	0.55	58
2021	19.45	0.08	8.63	8.71	(0.09)	—	(0.09)	28.07	44.81	112,357	0.89		0.98	0.32	71
Mid-Cap Fund
Class F
2025	$32.37	$0.06	$2.72	$2.78	$(0.23)	$(2.40)	$(2.63)	$32.52	9.05%	$64,959	0.99	%(2)	1.00%	0.19%	62%
2024	25.31	0.19	7.01	7.20	(0.14)	—	(0.14)	32.37	28.55	74,756	0.98		0.99	0.65	61
2023	22.81	0.15	2.53	2.68	(0.18)	—	(0.18)	25.31	11.77	69,549	0.98		0.99	0.60	67
2022	32.65	0.18	(4.20)	(4.02)	(0.14)	(5.68)	(5.82)	22.81	(15.67)	65,124	0.98		0.98	0.64	95
2021	23.59	0.15	9.13	9.28	(0.22)	—	(0.22)	32.65	39.49	78,488	0.98		0.98	0.49	163
Class I
2025	$32.28	$(0.01)	$2.71	$2.70	$(0.16)	$(2.40)	$(2.56)	$32.42	8.79%	$309	1.22	%(3)	1.25%	(0.03)%	62%
2024	25.23	0.12	7.01	7.13	(0.08)	—	(0.08)	32.28	28.31	283	1.20		1.24	0.40	61
2023	22.75	0.09	2.52	2.61	(0.13)	—	(0.13)	25.23	11.50	309	1.20		1.23	0.37	67
2022	32.59	0.10	(4.18)	(4.08)	(0.08)	(5.68)	(5.76)	22.75	(15.88)	311	1.20		1.23	0.37	95
2021	23.55	0.09	9.11	9.20	(0.16)	—	(0.16)	32.59	39.19	669	1.20		1.23	0.28	163
Class Y
2025	$32.39	$0.13	$2.73	$2.86	$(0.31)	$(2.40)	$(2.71)	$32.54	9.32%	$7,745	0.75	%(4)	0.75%	0.42%	62%
2024	25.32	0.26	7.02	7.28	(0.21)	—	(0.21)	32.39	28.90	9,039	0.73		0.74	0.88	61
2023	22.82	0.21	2.53	2.74	(0.24)	—	(0.24)	25.32	12.04	4,385	0.73		0.74	0.84	67
2022	32.67	0.25	(4.21)	(3.96)	(0.21)	(5.68)	(5.89)	22.82	(15.48)	3,559	0.73		0.73	0.92	95
2021	23.61	0.22	9.13	9.35	(0.29)	—	(0.29)	32.67	39.80	3,667	0.73		0.73	0.71	163

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

#	A Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio, if applicable.

~	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests, if applicable.

(1)	Per share calculated using average shares.

(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.98%.

(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.20%.

(4)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.73%.

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust	289

FINANCIAL HIGHLIGHTS

For the years ended September 30,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets#		Ratio of Expenses to Average Net Assets (Excluding Waivers)#	Ratio of Net Investment Income (Loss) to Average Net Assets~	Portfolio Turnover Rate†
U.S. Managed Volatility Fund
Class F
2025	$16.31	$0.21	$1.01	$1.22	$(0.22)	$(2.12)	$(2.34)	$15.19	8.57%	$415,233	0.90	%(2)	1.15%	1.41%	68%
2024	14.88	0.27	3.10	3.37	(0.29)	(1.65)	(1.94)	16.31	24.92	474,145	0.90		1.23	1.79	54
2023	15.00	0.27	1.30	1.57	(0.26)	(1.43)	(1.69)	14.88	10.23	577,827	0.90		1.23	1.75	49
2022	17.64	0.30	(1.16)	(0.86)	(0.29)	(1.49)	(1.78)	15.00	(5.98)	642,383	0.90		1.23	1.76	48
2021	16.14	0.25	2.91	3.16	(0.26)	(1.40)	(1.66)	17.64	20.39	749,637	0.90		1.23	1.43	50
Class I
2025	$16.30	$0.17	$1.01	$1.18	$(0.18)	$(2.12)	$(2.30)	$15.18	8.31%	$735	1.15	%(3)	1.40%	1.15%	68%
2024	14.87	0.23	3.11	3.34	(0.26)	(1.65)	(1.91)	16.30	24.64	678	1.15		1.48	1.52	54
2023	15.00	0.23	1.29	1.52	(0.22)	(1.43)	(1.65)	14.87	9.89	546	1.15		1.48	1.50	49
2022	17.64	0.28	(1.19)	(0.91)	(0.24)	(1.49)	(1.73)	15.00	(6.26)	497	1.15		1.48	1.61	48
2021	16.13	0.21	2.92	3.13	(0.22)	(1.40)	(1.62)	17.64	20.17	1,324	1.15		1.48	1.17	50
Class Y
2025	$16.31	$0.25	$1.01	$1.26	$(0.26)	$(2.12)	$(2.38)	$15.19	8.84%	$136,889	0.65	%(4)	0.90%	1.65%	68%
2024	14.88	0.30	3.11	3.41	(0.33)	(1.65)	(1.98)	16.31	25.25	173,318	0.65		0.98	2.02	54
2023	15.01	0.31	1.29	1.60	(0.30)	(1.43)	(1.73)	14.88	10.44	166,352	0.65		0.98	1.99	49
2022	17.65	0.34	(1.15)	(0.81)	(0.34)	(1.49)	(1.83)	15.01	(5.73)	154,562	0.65		0.98	2.01	48
2021	16.15	0.29	2.92	3.21	(0.31)	(1.40)	(1.71)	17.65	20.68	200,659	0.65		0.98	1.69	50
Global Managed Volatility Fund
Class F
2025	$11.20	$0.14	$0.89	$1.03	$(0.19)	$(0.69)	$(0.88)	$11.35	10.01%	$651,558	1.09	%(5)	1.25%	1.26%	78%
2024	9.69	0.18	1.89	2.07	(0.17)	(0.39)	(0.56)	11.20	22.27	725,695	1.11		1.24	1.74	85
2023	9.55	0.17	0.98	1.15	(0.53)	(0.48)	(1.01)	9.69	12.23	662,758	1.11		1.24	1.70	84
2022	11.78	0.15	(1.03)	(0.88)	(0.13)	(1.22)	(1.35)	9.55	(9.19)	710,669	1.11		1.23	1.35	88
2021	10.40	0.12	1.37	1.49	(0.09)	(0.02)	(0.11)	11.78	14.40	881,712	1.11		1.23	1.07	80
Class I
2025	$10.83	$0.11	$0.85	$0.96	$(0.16)	$(0.69)	$(0.85)	$10.94	9.75%	$625	1.34	%(6)	1.50%	1.03%	78%
2024	9.40	0.14	1.83	1.97	(0.15)	(0.39)	(0.54)	10.83	21.86	571	1.37		1.49	1.46	85
2023	9.28	0.14	0.96	1.10	(0.50)	(0.48)	(0.98)	9.40	12.07	467	1.36		1.49	1.45	84
2022	11.48	0.10	(0.98)	(0.88)	(0.10)	(1.22)	(1.32)	9.28	(9.37)	416	1.36		1.48	0.88	88
2021	10.15	0.09	1.33	1.42	(0.07)	(0.02)	(0.09)	11.48	14.01	1,041	1.36		1.48	0.83	80
Class Y
2025	$11.24	$0.17	$0.88	$1.05	$(0.21)	$(0.69)	$(0.90)	$11.39	10.26%	$100,505	0.84	%(7)	1.00%	1.52%	78%
2024	9.73	0.20	1.90	2.10	(0.20)	(0.39)	(0.59)	11.24	22.51	118,820	0.86		0.99	1.95	85
2023	9.58	0.19	1.00	1.19	(0.56)	(0.48)	(1.04)	9.73	12.62	118,429	0.86		0.99	1.95	84
2022	11.81	0.18	(1.04)	(0.86)	(0.15)	(1.22)	(1.37)	9.58	(8.95)	105,301	0.86		0.98	1.60	88
2021	10.43	0.15	1.37	1.52	(0.12)	(0.02)	(0.14)	11.81	14.65	127,801	0.86		0.98	1.31	80

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

#	A Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio, if applicable.

~	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests, if applicable.

(1)	Per share calculated using average shares.

(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.

(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.14%.

(4)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.64%.

(5)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.08%.

(6)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.33%.

(7)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.83%.

The accompanying notes are an integral part of the financial statements.

290	SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS

For the years ended September 30,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets#		Ratio of Expenses to Average Net Assets (Excluding Waivers)#	Ratio of Net Investment Income (Loss) to Average Net Assets~	Portfolio Turnover Rate†
Tax-Managed Managed Volatility Fund
Class F
2025	$21.46	$0.22	$0.98	$1.20	$(0.21)	$(3.81)	$(4.02)	$18.64	7.12%	$589,074	0.92	%(2)	1.15%	1.18%	43%
2024	19.14	0.17	4.85	5.02	(0.17)	(2.53)	(2.70)	21.46	29.28	732,170	1.00		1.22	0.85	24
2023	18.39	0.18	1.83	2.01	(0.18)	(1.08)	(1.26)	19.14	10.98	699,917	1.00		1.23	0.95	22
2022	19.75	0.19	(0.58)	(0.39)	(0.19)	(0.78)	(0.97)	18.39	(2.48)	787,892	1.00		1.23	0.96	17
2021	16.66	0.19	3.23	3.42	(0.20)	(0.13)	(0.33)	19.75	20.76	920,670	1.00		1.23	1.04	17
Class Y
2025	$21.46	$0.26	$0.99	$1.25	$(0.26)	$(3.81)	$(4.07)	$18.64	7.39%	$98,407	0.67	%(3)	0.90%	1.42%	43%
2024	19.14	0.21	4.86	5.07	(0.22)	(2.53)	(2.75)	21.46	29.61	113,869	0.75		0.97	1.10	24
2023	18.39	0.23	1.83	2.06	(0.23)	(1.08)	(1.31)	19.14	11.26	105,350	0.75		0.98	1.20	22
2022	19.76	0.24	(0.59)	(0.35)	(0.24)	(0.78)	(1.02)	18.39	(2.28)	77,782	0.75		0.98	1.21	17
2021	16.66	0.24	3.24	3.48	(0.25)	(0.13)	(0.38)	19.76	21.12	83,410	0.75		0.98	1.28	17
Tax-Managed International Managed Volatility Fund
Class F
2025	$12.02	$0.31	$1.50	$1.81	$(0.52)	$—	$(0.52)	$13.31	16.12%	$167,985	1.11%		1.38%	2.59%	66%
2024	10.21	0.31	1.85	2.16	(0.35)	—	(0.35)	12.02	21.68	247,140	1.11		1.35	2.84	59
2023	8.69	0.27	1.53	1.80	(0.28)	—	(0.28)	10.21	20.84	250,047	1.11		1.39	2.72	77
2022	11.30	0.31	(2.57)	(2.26)	(0.35)	—	(0.35)	8.69	(20.68)	251,038	1.11		1.39	2.94	73
2021	10.15	0.27	1.06	1.33	(0.18)	—	(0.18)	11.30	13.23	338,490	1.11		1.39	2.44	79
Class Y
2025	$12.03	$0.36	$1.48	$1.84	$(0.56)	$—	$(0.56)	$13.31	16.44%	$58,650	0.86%		1.13%	2.98%	66%
2024	10.22	0.34	1.85	2.19	(0.38)	—	(0.38)	12.03	21.99	59,377	0.86		1.10	3.10	59
2023	8.71	0.31	1.50	1.81	(0.30)	—	(0.30)	10.22	21.02	57,684	0.86		1.14	3.10	77
2022	11.32	0.34	(2.57)	(2.23)	(0.38)	—	(0.38)	8.71	(20.44)	41,566	0.86		1.14	3.17	73
2021	10.17	0.30	1.06	1.36	(0.21)	—	(0.21)	11.32	13.48	56,993	0.86		1.14	2.69	79
Real Estate Fund
Class F
2025	$17.55	$0.34	$(0.54)	$(0.20)	$(0.49)	$(0.42)	$(0.91)	$16.44	(1.04)%	$54,607	1.15	%(4)	1.25%	2.09%	72%
2024	13.26	0.27	4.37	4.64	(0.28)	(0.07)	(0.35)	17.55	35.59	63,419	1.15		1.24	1.84	46
2023	13.56	0.22	0.16	0.38	(0.17)	(0.51)	(0.68)	13.26	2.69	55,148	1.14		1.23	1.58	53
2022	17.62	0.15	(2.89)	(2.74)	(0.23)	(1.09)	(1.32)	13.56	(17.41)	61,247	1.14		1.23	0.87	77
2021	13.51	0.11	4.87	4.98	(0.20)	(0.67)	(0.87)	17.62	38.41	84,666	1.14		1.23	0.67	78
Class I
2025	$17.50	$0.30	$(0.54)	$(0.24)	$(0.45)	$(0.42)	$(0.87)	$16.39	(1.25)%	$228	1.38	%(5)	1.50%	1.87%	72%
2024	13.22	0.24	4.35	4.59	(0.24)	(0.07)	(0.31)	17.50	35.25	229	1.37		1.49	1.62	46
2023	13.54	0.19	0.16	0.35	(0.16)	(0.51)	(0.67)	13.22	2.44	169	1.36		1.48	1.36	53
2022	17.58	0.07	(2.84)	(2.77)	(0.18)	(1.09)	(1.27)	13.54	(17.54)	164	1.36		1.48	0.38	77
2021	13.48	0.07	4.86	4.93	(0.16)	(0.67)	(0.83)	17.58	38.14	424	1.36		1.48	0.47	78
Class Y
2025	$17.56	$0.39	$(0.54)	$(0.15)	$(0.53)	$(0.42)	$(0.95)	$16.46	(0.73)%	$18,774	0.91	%(6)	1.00%	2.40%	72%
2024	13.28	0.31	4.36	4.67	(0.32)	(0.07)	(0.39)	17.56	35.89	14,290	0.90		0.99	2.08	46
2023	13.57	0.26	0.16	0.42	(0.20)	(0.51)	(0.71)	13.28	2.94	12,889	0.89		0.98	1.83	53
2022	17.63	0.21	(2.91)	(2.70)	(0.27)	(1.09)	(1.36)	13.57	(17.18)	13,752	0.89		0.98	1.23	77
2021	13.51	0.15	4.87	5.02	(0.23)	(0.67)	(0.90)	17.63	38.81	18,241	0.89		0.98	0.93	78

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

#	A Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio, if applicable.

~	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests, if applicable.

(1)	Per share calculated using average shares.

(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.91%.

(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.66%.

(4)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.14%.

(5)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.36%.

(6)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust	291

FINANCIAL HIGHLIGHTS

For the years ended September 30,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income		Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets#		Ratio of Expenses to Average Net Assets (Excluding Waivers)#	Ratio of Net Investment Income (Loss) to Average Net Assets~	Portfolio Turnover Rate†
Core Fixed Income Fund
Class F
2025	$9.80	$0.38	$(0.14)	$0.24	$(0.35)		$—	$(0.35)	$9.69	2.53%	$3,113,249	0.68	%(2)	0.76%	3.96%	394%
2024	9.10	0.37	0.70	1.07	(0.37	)(3)	—	(0.37)	9.80	12.01	3,240,241	0.66		0.74	3.95	333
2023	9.37	0.33	(0.28)	0.05	(0.32)		—	(0.32)	9.10	0.44	2,966,849	0.66		0.74	3.49	340
2022	11.50	0.20	(2.09)	(1.89)	(0.21)		(0.03)	(0.24)	9.37	(16.70)	3,192,558	0.66		0.73	1.85	362
2021	12.15	0.15	(0.16)	(0.01)	(0.18)		(0.46)	(0.64)	11.50	(0.08)	4,101,094	0.66		0.72	1.27	375
Class I
2025	$9.79	$0.36	$(0.16)	$0.20	$(0.32)		$—	$(0.32)	$9.67	2.20%	$2,671	0.90	%(4)	1.01%	3.74%	394%
2024	9.09	0.35	0.70	1.05	(0.35	)(3)	—	(0.35)	9.79	11.77	2,951	0.88		0.99	3.72	333
2023	9.35	0.31	(0.27)	0.04	(0.30)		—	(0.30)	9.09	0.32	2,715	0.88		0.99	3.26	340
2022	11.49	0.17	(2.10)	(1.93)	(0.18)		(0.03)	(0.21)	9.35	(16.99)	3,423	0.88		0.98	1.60	362
2021	12.14	0.12	(0.15)	(0.03)	(0.16)		(0.46)	(0.62)	11.49	(0.30)	5,102	0.88		0.97	1.05	375
Class Y
2025	$9.81	$0.40	$(0.15)	$0.25	$(0.37)		$—	$(0.37)	$9.69	2.68%	$419,491	0.43	%(5)	0.51%	4.21%	394%
2024	9.11	0.40	0.70	1.10	(0.40	)(3)	—	(0.40)	9.81	12.28	400,203	0.41		0.49	4.20	333
2023	9.37	0.36	(0.28)	0.08	(0.34)		—	(0.34)	9.11	0.80	385,904	0.41		0.49	3.75	340
2022	11.51	0.22	(2.10)	(1.88)	(0.23)		(0.03)	(0.26)	9.37	(16.56)	409,715	0.41		0.48	2.11	362
2021	12.16	0.18	(0.16)	0.02	(0.21)		(0.46)	(0.67)	11.51	0.16	501,505	0.41		0.47	1.51	375
High Yield Bond Fund
Class F
2025	$5.44	$0.49	$(0.11)	$0.38	$(0.42)		$—	$(0.42)	$5.40	7.34%	$973,246	0.90	%(6)	1.00%	9.08%	66%
2024	5.37	0.46	0.26	0.72	(0.51	)(7)	(0.14)	(0.65)	5.44	14.23	996,029	0.89		0.99	8.55	63
2023	5.75	0.40	0.10	0.50	(0.50	)(8)	(0.38)	(0.88)	5.37	9.27	1,072,999	0.89		0.99	7.30	48
2022	7.08	0.32	(1.20)	(0.88)	(0.40)		(0.05)	(0.45)	5.75	(12.98)	1,115,354	0.89		0.98	4.93	49
2021	6.46	0.40	0.72	1.12	(0.37)		(0.13)	(0.50)	7.08	17.84	1,430,709	0.89		0.98	5.78	67
Class I
2025	$5.21	$0.45	$(0.10)	$0.35	$(0.39)		$—	$(0.39)	$5.17	7.01%	$3	1.18	%(9)	1.31%	8.81%	66%
2024	5.15	0.43	0.25	0.68	(0.48	)(8)	(0.14)	(0.62)	5.21	13.95	3	1.12		1.24	8.38	63
2023	5.53	0.38	0.10	0.48	(0.48	)(10)	(0.38)	(0.86)	5.15	9.10	4	1.06		1.16	7.17	48
2022	6.82	0.27	(1.13)	(0.86)	(0.38)		(0.05)	(0.43)	5.53	(13.14)	3	1.11		1.23	4.09	49
2021	6.22	0.37	0.70	1.07	(0.34)		(0.13)	(0.47)	6.82	17.72	581	1.11		1.23	5.55	67
Class Y
2025	$5.44	$0.50	$(0.11)	$0.39	$(0.43)		$—	$(0.43)	$5.40	7.60%	$176,921	0.66	%(11)	0.75%	9.32%	66%
2024	5.37	0.47	0.26	0.73	(0.52	)(7)	(0.14)	(0.66)	5.44	14.51	173,639	0.65		0.74	8.77	63
2023	5.75	0.42	0.10	0.52	(0.52	)(8)	(0.38)	(0.90)	5.37	9.54	156,000	0.64		0.74	7.57	48
2022	7.08	0.34	(1.20)	(0.86)	(0.42)		(0.05)	(0.47)	5.75	(12.77)	159,547	0.64		0.73	5.20	49
2021	6.46	0.42	0.72	1.14	(0.39)		(0.13)	(0.52)	7.08	18.13	195,613	0.64		0.73	6.03	67

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

#	A Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio, if applicable.

~	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests, if applicable.

(1)	Per share calculated using average shares.

(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.66%.

(3)	Includes return of capital of $0.02 per share.

(4)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.88%.

(5)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.41%.

(6)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.

(7)	Includes return of capital of $0.09 per share.

(8)	Includes return of capital of $0.08 per share.

(9)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.12%.

(10)	Includes return of capital of $0.07 per share.

(11)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.64%.

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

292	SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS

For the years ended September 30,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains		Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets#		Ratio of Expenses to Average Net Assets (Excluding Waivers)#	Ratio of Net Investment Income (Loss) to Average Net Assets~	Portfolio Turnover Rate†
Conservative Income Fund
Class F
2025	$10.01	$0.43	$(0.01)	$0.42	$(0.43)	$—		$(0.43)	$10.00	4.31%	$994,977	0.31	%(2)	0.60%	4.31%	–%
2024	10.00	0.52	0.01	0.53	(0.52)	—	^	(0.52)	10.01	5.47	711,594	0.30		0.59	5.23	–
2023	10.00	0.46	(0.01)	0.45	(0.45)	—		(0.45)	10.00	4.61	464,086	0.30		0.58	4.60	–
2022	10.00	0.07	(0.01)	0.06	(0.06)	—	^	(0.06)	10.00	0.65	344,975	0.25		0.58	0.67	–
2021	10.00	—	—	—	— ^	—		— ^	10.00	0.01	269,681	0.19		0.58	—	–
Class Y
2025	$10.02	$0.44	$(0.01)	$0.43	$(0.44)	$—		$(0.44)	$10.01	4.41%	$10,878	0.21	%(3)	0.35%	4.42%	–%
2024	10.01	0.53	0.01	0.54	(0.53)	—	^	(0.53)	10.02	5.58	10,178	0.20		0.33	5.33	–
2023	10.01	0.46	0.01	0.47	(0.47)	—		(0.47)	10.01	4.78	15,217	0.20		0.33	4.62	–
2022	10.01	0.07	—	0.07	(0.07)	—	^	(0.07)	10.01	0.70	15,305	0.14		0.33	0.72	–
2021	10.00	0.01	—	0.01	— ^	—		— ^	10.01	0.11	16,962	0.09		0.33	0.10	–
Tax-Free Conservative Income Fund
Class F
2025	$10.01	$0.26	$—	$0.26	$(0.27)	$—		$(0.27)	$10.00	2.58%	$193,350	0.31	%(2)	0.60%	2.64%	–%
2024	10.00	0.32	0.01	0.33	(0.32)	—		(0.32)	10.01	3.35	182,223	0.30		0.59	3.21	–
2023	9.99	0.28	0.01	0.29	(0.28)	—		(0.28)	10.00	2.92	163,924	0.30		0.58	2.77	–
2022	10.00	0.04	(0.01)	0.03	(0.04)	—		(0.04)	9.99	0.29	176,810	0.22		0.58	0.39	–
2021	10.00	—	—	—	— ^	—		— ^	10.00	0.01	183,626	0.13		0.58	0.01	–
Class Y
2025	$10.03	$0.27	$—	$0.27	$(0.28)	$—		$(0.28)	$10.02	2.69%	$7,749	0.22	%(3)	0.35%	2.74%	–%
2024	10.01	0.33	0.02	0.35	(0.33)	—		(0.33)	10.03	3.56	8,874	0.20		0.34	3.33	–
2023	10.01	0.29	—	0.29	(0.29)	—		(0.29)	10.01	2.92	3,971	0.20		0.33	2.86	–
2022	10.01	0.05	(0.01)	0.04	(0.04)	—		(0.04)	10.01	0.44	4,890	0.13		0.33	0.48	–
2021	10.00	0.01	—	0.01	— ^	—		— ^	10.01	0.11	9,273	0.03		0.33	0.10	–

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

#	A Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio, if applicable.

~	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests, if applicable.

^	Amount represents less than $0.005 per share.

(1)	Per share calculated using average shares.

(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.30%.

(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.20%.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust	293

FINANCIAL HIGHLIGHTS/CONSOLIDATED FINANCIAL HIGHLIGHTS

For the years ended September 30,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets#		Ratio of Expenses to Average Net Assets (Excluding Waivers)#	Ratio of Net Investment Income (Loss) to Average Net Assets~	Portfolio Turnover Rate†
Real Return Fund
Class F
2025	$9.69	$0.37	$0.12	$0.49	$(0.30)	$—	$(0.30)	$9.88	5.19%	$350,700	0.47	%(2)	0.72%	3.77%	29%
2024	9.33	0.38	0.31	0.69	(0.33)	—	(0.33)	9.69	7.57	359,046	0.45		0.70	4.02	41
2023	9.57	0.22	0.01	0.23	(0.43)	(0.04)	(0.47)	9.33	2.44	183,431	0.45		0.70	2.36	31
2022	10.68	0.71	(1.17)	(0.46)	(0.65)	—	(0.65)	9.57	(4.52)	241,034	0.45		0.70	6.86	50
2021	10.40	0.44	0.10	0.54	(0.26)	—	(0.26)	10.68	5.26	228,319	0.45		0.70	4.18	31
Class Y
2025	$9.73	$0.38	$0.13	$0.51	$(0.31)	$—	$(0.31)	$9.93	5.37%	$29,486	0.37	%(3)	0.47%	3.89%	29%
2024	9.37	0.37	0.33	0.70	(0.34)	—	(0.34)	9.73	7.64	25,074	0.35		0.45	3.83	41
2023	9.62	0.24	(0.01)	0.23	(0.44)	(0.04)	(0.48)	9.37	2.44	14,249	0.35		0.45	2.50	31
2022	10.73	0.71	(1.16)	(0.45)	(0.66)	—	(0.66)	9.62	(4.40)	16,740	0.35		0.45	6.85	50
2021	10.44	0.43	0.14	0.57	(0.28)	—	(0.28)	10.73	5.47	17,931	0.35		0.45	4.11	31
Dynamic Asset Allocation Fund
Class F
2025	$17.80	$0.18	$3.20	$3.38	$(0.46)	$(1.45)	$(1.91)	$19.27	20.42%	$735,839	0.77	%(4)	1.20%	1.01%	8%
2024	14.86	0.19	4.20	4.39	—	(1.45)	(1.45)	17.80	31.54	738,817	0.75		1.18	1.20	14
2023	14.41	0.18	2.19	2.37	(0.40)	(1.52)	(1.92)	14.86	17.64	640,725	0.75		1.18	1.24	22
2022	18.50	0.11	(2.20)	(2.09)	(0.59)	(1.41)	(2.00)	14.41	(13.56)	597,961	0.75		1.18	0.62	5
2021	14.98	0.10	4.58	4.68	(0.89)	(0.27)	(1.16)	18.50	32.72	816,977	0.75		1.18	0.56	10
Class Y
2025	$17.88	$0.32	$3.11	$3.43	$(0.50)	$(1.45)	$(1.95)	$19.36	20.68%	$93,418	0.52%(5)		0.95%	1.80%	8%
2024	14.88	0.29	4.16	4.45	—	(1.45)	(1.45)	17.88	31.92	89,294	0.50		0.93	1.79	14
2023	14.43	0.25	2.16	2.41	(0.44)	(1.52)	(1.96)	14.88	17.95	42,012	0.50		0.93	1.69	22
2022	18.54	0.16	(2.22)	(2.06)	(0.64)	(1.41)	(2.05)	14.43	(13.44)	35,497	0.50		0.93	0.91	5
2021	15.01	0.14	4.58	4.72	(0.92)	(0.27)	(1.19)	18.54	33.05	46,976	0.50		0.93	0.81	10

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

#	A Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio, if applicable.

~	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests, if applicable.

(1)	Per share calculated using average shares.

(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.45%.

(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.

(4)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.75%.

(5)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.50%.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

294	SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS/CONSOLIDATED FINANCIAL HIGHLIGHTS

For the years ended September 30,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income		Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets#		Ratio of Expenses to Average Net Assets (Excluding Waivers)#	Ratio of Net Investment Income (Loss) to Average Net Assets~	Portfolio Turnover Rate†
Multi-Strategy Alternative Fund
Class F
2025	$9.96	$0.41	$0.31	$0.72	$(0.52)		$—	$(0.52)	$10.16	7.66%	$235,262	1.94	%(2)	2.69%	4.17%	358%
2024	9.37	0.45	0.55	1.00	(0.41)		—	(0.41)	9.96	10.91	262,760	2.70	(2)	3.45	4.70	277
2023	9.08	0.36	0.12	0.48	(0.19)		—	(0.19)	9.37	5.40	354,258	1.83	(2)	2.58	3.91	434
2022	10.54	0.08	(0.79)	(0.71)	(0.13)		(0.62)	(0.75)	9.08	(7.24)	394,876	1.93	(2)	2.68	0.83	369
2021	9.98	0.09	0.76	0.85	(0.05)		(0.24)	(0.29)	10.54	8.57	449,934	1.99	(2)	2.75	0.87	424
Class Y
2025	$9.97	$0.43	$0.31	$0.74	$(0.55)		$—	$(0.55)	$10.16	7.86%	$5,877	1.69	%(3)	2.44%	4.40%	358%
2024	9.37	0.47	0.56	1.03	(0.43)		—	(0.43)	9.97	11.32	6,269	2.44	(3)	3.20	4.96	277
2023	9.08	0.38	0.13	0.51	(0.22)		—	(0.22)	9.37	5.68	14,325	1.58	(3)	2.33	4.12	434
2022	10.55	0.11	(0.81)	(0.70)	(0.15)		(0.62)	(0.77)	9.08	(7.09)	8,069	1.68	(3)	2.43	1.09	369
2021	9.98	0.12	0.77	0.89	(0.08)		(0.24)	(0.32)	10.55	8.94	8,585	1.74	(3)	2.50	1.12	424
Multi-Asset Accumulation Fund
Class F
2025	$7.62	$0.22	$0.10	$0.32	$(0.16)		$—	$(0.16)	$7.78	4.35%	$1,095,691	1.18	%(4)	1.35%	2.97%	75%
2024	6.66	0.25	0.85	1.10	(0.14	)(5)	—	(0.14)	7.62	16.69	1,237,192	1.17		1.33	3.54	75
2023	7.17	0.23	(0.04)	0.19	(0.70)		—	(0.70)	6.66	2.59	1,781,011	1.17		1.32	3.26	72
2022	10.31	0.11	(1.96)	(1.85)	(0.64)		(0.65)	(1.29)	7.17	(20.79)	1,886,712	1.17		1.30	1.25	42
2021	9.55	(0.01)	1.28	1.27	—		(0.51)	(0.51)	10.31	13.73	2,506,500	1.17		1.29	(0.12)	54
Class Y
2025	$7.71	$0.23	$0.10	$0.33	$(0.18)		$—	$(0.18)	$7.86	4.47%	$74,213	0.93	%(6)	1.10%	3.10%	75%
2024	6.73	0.22	0.92	1.14	(0.16	)(5)	—	(0.16)	7.71	17.11	90,959	0.92		1.08	3.04	75
2023	7.25	0.20	—	0.20	(0.72)		—	(0.72)	6.73	2.73	100,217	0.92		1.07	2.75	72
2022	10.41	0.12	(1.97)	(1.85)	(0.66)		(0.65)	(1.31)	7.25	(20.57)	146,375	0.92		1.05	1.36	42
2021	9.62	(0.02)	1.32	1.30	—		(0.51)	(0.51)	10.41	13.95	193,339	0.92		1.04	(0.15)	54

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

#	A Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio, if applicable.

~	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests, if applicable.

(1)	Per share calculated using average shares.

(2)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.35%.

(3)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.10%.

(4)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.17%.

(5)	Includes return of capital of $0.06 per share.

(6)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.92%.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust	295

FINANCIAL HIGHLIGHTS/CONSOLIDATED FINANCIAL HIGHLIGHTS

For the years ended September 30,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets#		Ratio of Expenses to Average Net Assets (Excluding Waivers)#	Ratio of Net Investment Income (Loss) to Average Net Assets~	Portfolio Turnover Rate†
Multi-Asset Income Fund
Class F
2025	$10.12	$0.55	$0.11	$0.66	$(0.53)	$—	$(0.53)	$10.25	6.76%	$399,549	0.82	%(2)	1.23%	5.43%	59%
2024	9.28	0.65	0.84	1.49	(0.65)	—	(0.65)	10.12	16.56	417,955	0.80		1.22	6.70	68
2023	9.22	0.62	0.11	0.73	(0.67)	—	(0.67)	9.28	8.02	532,159	0.80		1.21	6.49	39
2022	11.49	0.46	(2.26)	(1.80)	(0.46)	(0.01)	(0.47)	9.22	(16.13)	568,205	0.80		1.20	4.35	24
2021	10.85	0.42	0.61	1.03	(0.39)	—	(0.39)	11.49	9.57	759,685	0.80		1.20	3.71	59
Class Y
2025	$10.12	$0.56	$0.10	$0.66	$(0.54)	$—	$(0.54)	$10.24	6.77%	$133,606	0.72	%(3)	0.98%	5.53%	59%
2024	9.28	0.66	0.84	1.50	(0.66)	—	(0.66)	10.12	16.67	138,066	0.70		0.97	6.77	68
2023	9.22	0.63	0.11	0.74	(0.68)	—	(0.68)	9.28	8.12	127,673	0.70		0.96	6.59	39
2022	11.49	0.47	(2.26)	(1.79)	(0.47)	(0.01)	(0.48)	9.22	(16.08)	137,959	0.70		0.95	4.46	24
2021	10.85	0.43	0.61	1.04	(0.40)	—	(0.40)	11.49	9.68	172,276	0.70		0.95	3.81	59
Multi-Asset Inflation Managed Fund
Class F
2025	$8.05	$0.26	$0.08	$0.34	$(0.25)	$—	$(0.25)	$8.14	4.42%	$479,369	1.04	%(4)	1.29%	3.28%	44%
2024	7.87	0.30	0.17	0.47	(0.29)	—	(0.29)	8.05	6.18	543,236	1.90	(4)	2.14	3.84	43
2023	8.68	0.27	(0.12)	0.15	(0.96)	—	(0.96)	7.87	1.46	648,827	1.96	(4)	2.20	3.39	93
2022	8.91	0.34	0.09	0.43	(0.66)	—	(0.66)	8.68	5.10	783,196	1.24	(4)	1.48	3.80	81
2021	7.88	0.24	0.91	1.15	(0.12)	—	(0.12)	8.91	14.71	803,799	1.12	(4)	1.36	2.84	65
Class Y
2025	$8.06	$0.21	$0.14	$0.35	$(0.27)	$—	$(0.27)	$8.14	4.58%	$39,715	0.79	%(5)	1.04%	2.58%	44%
2024	7.88	0.24	0.25	0.49	(0.31)	—	(0.31)	8.06	6.47	37,049	1.64	(5)	1.87	3.00	43
2023	8.69	0.23	(0.06)	0.17	(0.98)	—	(0.98)	7.88	1.75	30,866	1.71	(5)	1.96	2.88	93
2022	8.92	0.34	0.11	0.45	(0.68)	—	(0.68)	8.69	5.36	34,931	0.98	(6)	1.22	3.84	81
2021	7.89	0.22	0.95	1.17	(0.14)	—	(0.14)	8.92	14.99	43,985	0.87	(5)	1.11	2.62	65

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

#	A Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio, if applicable.

~	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests, if applicable.

(1)	Per share calculated using average shares.

(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.80%.

(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.70%.

(4)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.90%.

(5)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.65%.

(6)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.64%.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

296	SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS

For the years ended September 30,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets#		Ratio of Expenses to Average Net Assets (Excluding Waivers)#	Ratio of Net Investment Income (Loss) to Average Net Assets~	Portfolio Turnover Rate†
Multi-Asset Capital Stability Fund
Class F
2025	$10.59	$0.34	$0.07	$0.41	$(0.53)	$(0.24)	$(0.77)	$10.23	4.18%	$427,367	0.64	%(2)	1.00%	3.42%	260%
2024	10.01	0.40	0.59	0.99	(0.41)	—	(0.41)	10.59	10.09	482,547	0.62		0.98	3.92	203
2023	9.79	0.33	0.07	0.40	(0.18)	—	(0.18)	10.01	4.19	552,046	0.62		0.98	3.34	103
2022	10.51	0.03	(0.46)	(0.43)	(0.07)	(0.22)	(0.29)	9.79	(4.24)	626,296	0.62		0.98	0.27	69
2021	10.28	—	0.34	0.34	(0.02)	(0.09)	(0.11)	10.51	3.27	682,772	0.62		0.98	— ^	125
Class Y
2025	$10.62	$0.35	$0.06	$0.41	$(0.54)	$(0.24)	$(0.78)	$10.25	4.19%	$23,063	0.54	%(3)	0.75%	3.52%	260%
2024	10.03	0.41	0.60	1.01	(0.42)	—	(0.42)	10.62	10.29	25,294	0.52		0.73	4.02	203
2023	9.81	0.34	0.08	0.42	(0.20)	—	(0.20)	10.03	4.30	29,524	0.52		0.73	3.43	103
2022	10.54	0.04	(0.47)	(0.43)	(0.08)	(0.22)	(0.30)	9.81	(4.23)	32,510	0.52		0.73	0.36	69
2021	10.30	0.01	0.35	0.36	(0.03)	(0.09)	(0.12)	10.54	3.47	38,031	0.52		0.73	0.08	125

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

#	A Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio, if applicable.

~	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests, if applicable.

^	Amount represents less than 0.005%.

(1)	Per share calculated using average shares.

(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.62%.

(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.52%.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust	297

Notes to Financial Statements/Notes to Consolidated Financial Statements

September 30, 2025

1. ORGANIZATION

SEI Institutional Managed Trust (the “Trust”) is organized as a Massachusetts business trust under a Declaration of Trust dated October 20, 1986.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 27 funds: Large Cap, Large Cap Value, Large Cap Growth, Large Cap Index, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Tax-Managed International Managed Volatility, Real Estate, Core Fixed Income, High Yield Bond, Conservative Income, Tax-Free Conservative Income, Real Return, Dynamic Asset Allocation, Multi-Strategy Alternative, Multi-Asset Accumulation, Multi-Asset Income, Multi-Asset Inflation Managed, and Multi-Asset Capital Stability (each a “Fund,” collectively the “Funds”) each of which are diversified Funds, with the exception of the Large Cap Growth, Multi-Asset Accumulation, and Multi-Asset Inflation Managed Funds.

The Dynamic Commodity Strategy Subsidiary, Ltd., the Accumulation Commodity Strategy Subsidiary, Ltd. and the Inflation Commodity Strategy Subsidiary, Ltd. are wholly-owned subsidiaries of the Dynamic Asset Allocation, Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds, respectively, (each a “Subsidiary”, collectively the “Subsidiaries”). Each Subsidiary is organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the Dynamic Asset Allocation, Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds and their respective subsidiaries have been consolidated in the Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Statement of Cash Flows.

The Trust is registered to offer: Class F shares of the Funds and Class Y shares of the Funds, except for the Large Cap Index and S&P 500 Index Funds and Class I shares of the Large Cap, Large Cap Value, Large Cap Growth, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Real Estate, Core Fixed Income, High Yield Bond and Real Return Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund’s prospectus provides a description of its investment goal and its principal investment strategies and risks.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation —Pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds’ Valuation and Pricing Policy. The Trust’s Board of Trustees has designated SEI Investments Management Corporation (“SIMC”) as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC has appointed a Valuation Committee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Funds’ Valuation and Pricing Policy (together the “Policy”).

When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. A Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or debt tranches of collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV per share, with the exception of exchange-traded funds, which are priced as equity securities. These open-end investment companies’ shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company’s NAV is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above or in the case of an equity tranche of a CDO/CLO, a Fund will value the securities using a bid price from at least one independent broker.

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On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Policy until an independent source can be secured. Debt securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer-specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (centrally cleared swaps) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a fund calculates its NAV, the settlement price may not be available at the time at which a fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify SIMC, as Valuation Designee if it receives such notification from a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Policy provides that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect the valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not “readily available” are valued in accordance with Rule 2a-5 and the Policy. The Valuation Designee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security’s trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security’s primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below). When a security is valued in accordance with the Fair Value Procedures, the Valuation Designee will determine the value after taking into consideration relevant information reasonably available to the Valuation Designee. Examples of factors the Valuation Designee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

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September 30, 2025

The Valuation Designee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Certain of the Funds use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Global Managed Volatility Fund will value the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a Significant Event), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculate NAV, it may request that a Committee meeting be called. In addition, with respect to certain securities, the Funds’ administrator performs price comparisons and price movement review (among other processes), to monitor the pricing data supplied by various sources. Any identified discrepancies are researched and subject to the procedures described above.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

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Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE. These are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. For certain collateralized debt obligations, corporate obligations, mortgage backed securities, auction rate preferred securities and loan participations where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The valuation techniques used by the Funds to measure fair value during the year ended September 30, 2025, maximized the use of observable inputs and minimized the use of unobservable inputs. For details of the investment classification, reference the Schedules of Investments.

For the year ended September 30, 2025, there have been no significant changes to the Trust’s fair valuation methodologies.

The unobservable inputs used to determine fair value of reoccurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

For Treasury Inflation-Protected Securities, the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest in the accompanying Statements of Operations. Such adjustments may have a significant impact on a Fund’s distributions.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash and cash equivalents on the Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities and Consolidated Statement of Cash Flows. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Repurchase Agreements —Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Reverse Repurchase Agreements —To the extent consistent with its Investment Objective and Strategies, a Fund may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price.

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September 30, 2025

The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities.

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/ losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative daily net assets.

Commodity-Linked Investments — To the extent consistent with its Investment Objective and Strategies, the Multi-Asset Accumulation Fund, Multi-Asset Inflation Managed and Dynamic Asset Allocation Fund may invest in commodity investments to provide exposure to the investment returns of the commodities markets. Commodity investments include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of investment vehicles or instruments that provide returns that are tied to commodities or commodity indices. The Multi-Asset Accumulation, Multi-Asset Inflation Managed and Dynamic Asset Allocation Funds may also invest in equity securities of issuers in commodity-related industries.

The Multi-Asset Accumulation, Multi-Asset Inflation Managed and Dynamic Asset Allocation Funds may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned Subsidiary. A Subsidiary, unlike the Fund, may invest to a significant extent directly in commodities and in equity-linked securities and commodity-linked derivative instruments, including options, futures contracts, swaps, options on futures contracts and commodity-linked structured notes. A Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. A Fund may invest up to 25% of its total assets in its Subsidiary.

In order for a Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90% of its gross income each taxable year from qualifying income. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from certain commodity-linked derivative instruments in which the Fund invests will not be considered qualifying income. To the extent the Multi-Asset Accumulation, Multi-Asset Inflation Managed, and Dynamic Asset Allocation Funds invest in such instruments directly, each Fund will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income).

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of investment securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes.

The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

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Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open forward foreign currency contracts as of September 30, 2025, if applicable.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. In addition, fixed income funds will utilize futures contracts to help manage duration and yield curve exposure. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open futures contracts as of September 30, 2025, if applicable.

Inflation-Indexed Bonds — Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation)

is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Master Limited Partnerships — Investments in units of master limited partnerships (“MLPs”) involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments. The benefit a Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to a Fund of distributions from the MLP, likely causing a reduction in the value of a Fund’s shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on a Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole.

Options/Swaptions Writing/Purchasing —To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options/ swaptions contracts for the purpose of hedging its existing fund securities or to enhance the Fund’s returns. When a Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/ swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

The risk in writing a call option/swaption is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is that the Funds may incur a loss if the market price of the security decreases and the option/ swaption is exercised. The risk in purchasing an option/ swaption is that the Funds pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

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September 30, 2025

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open option/swaption contracts as of September 30, 2025, if applicable.

Securities Sold Short —To the extent consistent with its Investment Objective and Strategies, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, potentially unlimited in size, will be recognized upon the close of a short sale.

Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding securities sold short as of September 30, 2025, if applicable.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts as an efficient means to synthetically obtain exposure to securities or baskets of securities and to manage a Fund’s interest rate duration and yield curve exposure. Swap contracts may also be used to mitigate a Fund’s overall level of risk and/or a Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage a Fund’s yield spread sensitivity. A Fund may buy credit default swaps in an attempt to manage credit risk where a Fund has credit exposure to an issuer, and a Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on SOFR, LIBOR or some other form of indices on the notional amount. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at year end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

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Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations or Consolidated Statement of Operations. Centrally cleared swaps are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities or Consolidated Statement of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open swap agreements as of September 30, 2025, if applicable.

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Participation Notes (P-Notes) — To the extent consistent with its Investment Objective and Strategies, a Fund may acquire P-Notes issued by participating banks or broker-dealers. P-Notes are participation interest notes that are designed to offer a return linked to a particular underlying equity, debt, currency or market. The P-Notes in which the Fund may invest will typically have a maturity of one year. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the minimal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies of foreign securities markets that they seek to replicate.

In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a participation note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security or instrument. However, the holder of a participation note does not receive voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded over-the- counter. P-Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them and the counterparty. There is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. In addition, the Fund will incur transaction costs as a result of investments in P-Notes.

Loan Participations and Brady Bonds — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in Loan Participations. Loan Participations include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. Each Fund may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, a Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, a Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, a Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund. The interest rate indicated in the Fund’s Schedule of Investments is the rate in effect at September 30, 2025. Pursuant to the terms of certain loan agreements, the Funds may hold unfunded commitments in loan participations which are disclosed on the Statement of Assets and Liabilities. Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities. The Funds disclosed consent fees and amendment income in the Statement of Operations as “Interest income”.

SEI Institutional Managed Trust	305

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

September 30, 2025

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

CDOs may charge management fees and administrative expenses.

For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on its Class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Value, Large Cap Growth, Large Cap Index, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, Mid-Cap, U.S. Managed Volatility, Tax-Managed Managed Volatility, Real Estate and Real Return Funds; are declared and paid annually for the Global Managed Volatility, Tax-Managed International Managed Volatility, Multi-Strategy Alternative, Multi-Asset Accumulation, Multi-Asset Inflation Managed, Multi-Asset Capital Stability and Dynamic Asset Allocation; are declared daily and paid monthly for the Core Fixed Income, High Yield Bond, Conservative Income, Tax-Free Conservative Income and Multi-Asset Income.

306	SEI Institutional Managed Trust

Any net realized capital gains on sales of securities are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

Restricted Securities — The Funds may invest in private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board. Please refer to the Schedule of Investments for Funds that held Restricted Securities.

Investments in Real Estate Investment Trusts (“REITs”)

— With respect to the Real Estate Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. For US REITs, distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Funds.

Investment in Subsidiary — Each of the Multi-Asset Accumulation, Multi-Asset Inflation Managed and Dynamic Asset Allocation Funds may invest in its own Subsidiary. By investing in a Subsidiary, each Fund is indirectly exposed to the risks associated with such Subsidiary’s investments. The commodity-related instruments held by a Subsidiary are generally similar to those that are permitted to be held by the applicable Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. A Subsidiary, however, is not registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Thus, the Multi-Asset Accumulation, Multi-Asset Inflation Managed and Dynamic Asset Allocation Funds, as investors in their respective Subsidiary, will not have all of the protections offered to investors in registered investment companies.

However, each Fund wholly owns and controls its respective Subsidiary, and the Funds and the Subsidiaries are all managed by SIMC, making it unlikely that a Subsidiary will take action contrary to the interests of the applicable Fund or its shareholders. While a Subsidiary has its own Board of Directors (“Directors”) that is responsible for overseeing the operations of such Subsidiary, the respective Fund’s Directors have oversight responsibility for the investment activities of the Fund, including its investment in the respective Subsidiary, and the Fund’s role as the sole shareholder of such Subsidiary. It is not currently expected that shares of any Subsidiary will be sold or offered to investors other than the respective Fund.

Changes in the laws of the United States and/or the Cayman Islands or governmental interpretation of such laws, under which the Funds and the Subsidiaries, respectively, are organized, could result in the inability of a Fund and/or its respective Subsidiary to operate as intended and could negatively affect the Funds and their shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment return.

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

SEI Institutional Managed Trust	307

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

September 30, 2025

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are calculated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund was the seller of protection and a credit event was to occur.

Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows ($ Thousands):

MULTI-ASSET INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$-	$-	$8,505	$1,580	$-	$10,085
101-200	-	-	-	-	-	-
201-300	-	-	-	-	-	-
301-400	-	-	-	2,900	-	2,900
> than 400	-	-	-	-	-	-
Total	$-	$-	$8,505	$4,480	$-	$12,985

MULTI-ASSET INFLATION MANAGED FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$-	$-	$-	$9,740	$-	$9,740
101-300	-	-	-	-	-	-
301-400	-	-	-	-	-	-
> than 400	-	-	-	-	-	-
Total	$-	$-	$-	$9,740	$-	$9,740

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

4. DERIVATIVE TRANSACTIONS

The following tables show the derivatives categorized by underlying risk exposure.

The fair value of derivative instruments as of September 30, 2025 was as follows ($ Thousands):

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:
Large Cap Fund
Equity contracts	Unrealized appreciation on futures contracts	$52	*	Unrealized depreciation on futures contracts	$—	*
Total Derivatives not accounted for as hedging instruments		$52			$—

308	SEI Institutional Managed Trust

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value
Large Cap Value Fund
Equity contracts	Unrealized appreciation on futures contracts	$37	*	Unrealized depreciation on futures contracts	$17	*
Total Derivatives not accounted for as hedging instruments		$37			$17

Large Cap Growth Fund
Equity contracts	Unrealized appreciation on futures contracts	$54	*	Unrealized depreciation on futures contracts	$2	*
	Unrealized appreciation on swap contracts	$—	†	Unrealized depreciation on swap contracts	549	†
Total Derivatives not accounted for as hedging instruments		$54			$551

Large Cap Index Fund
Equity contracts	Unrealized appreciation on futures contracts	$169	*	Unrealized depreciation on futures contracts	$19	*
Total Derivatives not accounted for as hedging instruments		$169			$19

Tax-Managed Large Cap Fund
Equity contracts	Unrealized appreciation on futures contracts	$169	*	Unrealized depreciation on futures contracts	$18	*
Total Derivatives not accounted for as hedging instruments		$169			$18

S&P 500 Index Fund
Equity contracts	Unrealized appreciation on futures contracts	$180	*	Unrealized depreciation on futures contracts	$—	*
Total Derivatives not accounted for as hedging instruments		$180			$—

Small Cap Fund

Equity contracts	Unrealized appreciation on futures contracts	$23	*	Unrealized depreciation on futures contracts	$—	*
Total Derivatives not accounted for as hedging instruments		$23			$—

Small Cap Value Fund
Equity contracts	Unrealized appreciation on futures contracts	$14	*	Unrealized depreciation on futures contracts	$—	*
Total Derivatives not accounted for as hedging instruments		$14			$—

Small Cap Growth
Equity contracts	Unrealized appreciation on futures contracts	$18	*	Unrealized depreciation on futures contracts	$—	*
Total Derivatives not accounted for as hedging instruments		$18			$—

Tax-Managed Small/Mid Cap Fund
Equity contracts	Unrealized appreciation on futures contracts	$20	*	Unrealized depreciation on futures contracts	$15	*
Total Derivatives not accounted for as hedging instruments		$20			$15

Mid Cap Fund
Equity contracts	Unrealized appreciation on futures contracts	$—	*	Unrealized depreciation on futures contracts	$4	*
Total Derivatives not accounted for as hedging instruments		$—			$4

SEI Institutional Managed Trust	309

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

September 30, 2025

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value
U.S. Managed Volatility Fund
Equity contracts	Unrealized appreciation on futures contracts	$14	*	Unrealized depreciation on futures contracts	$—	*
Total Derivatives not accounted for as hedging instruments		$14			$—

Global Managed Volatility Fund
Equity contracts	Unrealized appreciation on futures contracts	$12	*	Unrealized depreciation on futures contracts	$—	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	114		Unrealized loss on forward foreign currency contracts	738
Total Derivatives not accounted for as hedging instruments		$126			$738

Tax-Managed Managed Volatility Fund
Equity contracts	Unrealized appreciation on futures contracts	$—	*	Unrealized depreciation on futures contracts	$12	*
Total Derivatives not accounted for as hedging instruments		$—			$12
Tax-Managed International Managed Volatility Fund
Equity contracts	Unrealized appreciation on futures contracts	$8	*	Unrealized depreciation on futures contracts	$—	*
Total Derivatives not accounted for as hedging instruments		$8			$—

Core Fixed Income Fund
Interest rate contracts	Unrealized appreciation on future contracts	$1,051	*	Unrealized depreciation on future contracts	$613	*
	Unrealized appreciation on swaptions contracts	77	†	Unrealized depreciation on swaptions contracts	—	†

Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	50		Unrealized loss on forward foreign currency contracts	16
Total Derivatives not accounted for as hedging instruments		$1,178			$629

High Yield Bond Fund
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	$7		Unrealized loss on forward foreign currency contracts	$—
Total Derivatives not accounted for as hedging instruments		$7			$—

Dynamic Asset Allocation Fund
Equity contracts	Unrealized appreciation on future contracts	$3,052	*	Unrealized depreciation on future contracts	$—	*

Interest Rate contracts	Unrealized appreciation on swap contracts	30,052	†	Unrealized depreciation on swap contracts	10,876	†
	Investments, at value**	2,048		Options and Swaptions written, at value	252
Foreign exchange contracts	Investments, at value**	1,628		Options and Swaptions written, at value	—
Total Derivatives not accounted for as hedging instruments		$36,780			$11,128

310	SEI Institutional Managed Trust

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value
Multi-Strategy Alternative Fund
Equity contracts	Investments, at value**	$2		Options and Swaptions written, at value	$1
	Unrealized appreciation on swap contracts	—	†	Unrealized depreciation on swap contracts	4	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	2		Unrealized loss on forward foreign currency contracts	—
Credit contracts	Unrealized appreciation on swap contracts	2	†	Unrealized depreciation on swap contracts	50	†
Total Derivatives not accounted for as hedging instruments		$6			$55

Multi-Asset Accumulation Fund

Interest rate contracts	Unrealized appreciation on futures contracts	$4,375	*	Unrealized depreciation on futures contracts	$480	*

Equity Contracts	Unrealized appreciation on futures contracts	6,430	*	Unrealized depreciation on futures contracts	418	*

	Unrealized appreciation on swap contracts	1,778	†	Unrealized depreciation on swap contracts	3,617	†

Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	4,071		Unrealized loss on forward foreign currency contracts	1,850

Commodity contracts	Unrealized appreciation on futures contracts	6,637	*	Unrealized depreciation on future contracts	1,262	*
Total Derivatives not accounted for as hedging instruments		$23,291			$7,627

Multi-Asset Income Fund

Interest rate contracts	Unrealized appreciation on futures contracts	$100	*	Unrealized depreciation on futures contracts	$201	*

	Unrealized appreciation on swap contracts	8	†	Unrealized depreciation on swap contracts	48	†

Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	4		Unrealized loss on forward foreign currency contracts	3

Credit contracts	Unrealized appreciation on swap contracts	80	†	Unrealized depreciation on swap contracts	2	†
Total Derivatives not accounted for as hedging instruments		$192			$254

Multi-Asset Inflation Managed Fund

Interest rate contracts	Unrealized appreciation on futures contracts	$57	*	Unrealized depreciation on futures contracts	$30	*

	Unrealized appreciation on swap contracts	4,258	†	Unrealized depreciation on swap contracts	314	†

Equity contracts	Unrealized appreciation on futures contracts	325	*	Unrealized depreciation on futures contracts	119	*

Commodity contracts	Unrealized appreciation on futures contracts	5,099	*	Unrealized depreciation on future contracts	1,492	*
	Investments, at value**	6		Options and Swaptions written, at value	—
Credit contract	Unrealized appreciation on swaps contracts	—	†	Unrealized depreciation on swaps contracts	23	†
Total Derivatives not accounted for as hedging instruments		$9,745			$1,978

SEI Institutional Managed Trust	311

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

September 30, 2025

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value
Multi-Asset Capital Stability Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$491	*	Unrealized depreciation on futures contracts	$28	*
Equity contracts	Unrealized appreciation on futures contracts	898	*	Unrealized depreciation on futures contracts	65	*
	Unrealized appreciation on swap contracts	1,488	†	Unrealized depreciation on swap contracts	1,141	†
Total Derivatives not accounted for as hedging instruments		$2,877			$1,234

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities or Consolidated Statements of Assets & Liabilities.

†	Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities or Consolidated Statements of Assets & Liabilities for swap contracts that have paid premiums.

**	Includes purchased options and/or swaptions.

The effect of derivative instruments on the Statements of Operations/Consolidated Statements of Operations for the year or period ended September 30, 2025:

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Large Cap Fund
Equity contracts	$—	$—	$(248)	$—	$—	$(248)
Total	$—	$—	$(248)	$—	$—	$(248)

Large Cap Value Fund
Equity contracts	$—	$—	$309	$—	$—	$309
Total	$—	$—	$309	$—	$—	$309

Large Cap Growth Fund
Equity contracts	$—	$—	$2,581	$—	$8,150	$10,731
Total	$—	$—	$2,581	$—	$8,150	$10,731

Large Cap Index Fund
Equity contracts	$—	$—	$3,688	$—	$—	$3,688
Total	$—	$—	$3,688	$—	$—	$3,688

Tax-Managed Large Cap Fund
Equity contracts	$—	$—	$12,533	$—	$—	$12,533
Total	$—	$—	$12,533	$—	$—	$12,533

S&P 500 Index Fund
Equity contracts	$—	$—	$2,882	$—	$—	$2,882
Total	$—	$—	$2,882	$—	$—	$2,882

Small Cap Fund
Equity contracts	$—	$—	$240	$—	$—	$240
Total	$—	$—	$240	$—	$—	$240

Small Cap Value Fund
Equity contracts	$—	$—	$(197)	$—	$—	$(197)
Total	$—	$—	$(197)	$—	$—	$(197)

312	SEI Institutional Managed Trust

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Small Cap Growth Fund
Equity contracts	$—	$—	$(70)	$—	$—	$(70)
Total	$—	$—	$(70)	$—	$—	$(70)

Tax-Managed Small/Mid Cap Fund
Equity contracts	$—	$—	$2,549	$—	$—	$2,549
Total	$—	$—	$2,549	$—	$—	$2,549

Mid-Cap Fund
Equity contracts	$—	$—	$(8)	$—	$—	$(8)
Total	$—	$—	$(8)	$—	$—	$(8)

U.S. Managed Volatility Fund
Equity contracts	$—	$—	$530	$—	$—	$530
Total	$—	$—	$530	$—	$—	$530

Global Managed Volatility Fund
Foreign exchange contracts	$—	$—	$—	$3,067	$—	$3,067
Equity contracts	—	—	224	—	—	224
Total	$—	$—	$224	$3,067	$—	$3,291

Tax-Managed Managed Volatility Fund
Equity contracts	$—	$—	$878	$—	$—	$878
Total	$—	$—	$878	$—	$—	$878

Tax-Managed International Managed Volatility Fund
Foreign exchange contracts	$—	$—	$—	$9	$—	$9
Equity contracts	—	—	148	—	—	148
Total	$—	$—	$148	$9	$—	$157

Core Fixed Income Fund
Interest rate contracts	$—	$—	$(4,810)	$—	$(2,556)	$(7,366)
Foreign exchange contracts	(705)	—	—	(2,378)	—	(3,083)
Credit contracts	—	—	—	—	70	70
Equity contracts	136	202	—	—	—	338
Total	$(569)	$202	$(4,810)	$(2,378)	$(2,486)	$(10,041)

High Yield Bond Fund
Foreign exchange contracts	$—	$—	$—	$14	$—	$14
Total	$—	$—	$—	$14	$—	$14

Dynamic Asset Allocation Fund
Interest rate contracts	$—	$—	$—	$—	$10,039	$10,039
Foreign exchange contracts	(6,936)	3,559	—	—	—	(3,377)
Equity contracts	(337)	2,643	23,665	—	212	26,183
Commodity contracts	—	—	—	—	1,328	1,328
Total	$(7,273)	$6,202	$23,665	$—	$11,579	$34,173

SEI Institutional Managed Trust	313

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

September 30, 2025

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Multi-Strategy Alternative Fund
Foreign exchange contracts	$—	$—	$—	$(2)	$—	$(2)
Credit contracts	—	—	—	—	(329)	(329)
Equity contracts	(10)	2	—	—	—	(8)
Total	$(10)	$2	$—	$(2)	$(329)	$(339)

Multi-Asset Accumulation Fund
Interest rate contracts	$—	$—	$(44,554)	$—	$—	$(44,554)
Foreign exchange contracts	—	—	—	(508)	—	(508)
Equity contracts	—	—	35,898	—	(3,586)	32,312
Commodity contracts	—	—	10,186	—	—	10,186
Total	$—	$—	$1,530	$(508)	$(3,586)	$(2,564)

Multi-Asset Income Fund
Interest rate contracts	$(14)	$14	$(1,509)	$—	$(158)	$(1,667)
Foreign exchange contracts	10	—	—	(535)	—	(525)
Credit contracts	—	—	—	—	506	506
Equity contracts	—	(26)	—	—	24	(2)
Total	$(4)	$(12)	$(1,509)	$(535)	$372	$(1,688)

Multi-Asset Inflation Managed Fund
Interest rate contracts	$—	$—	$(193)	$—	$(1,615)	$(1,808)
Foreign exchange contracts	—	—	—	(16)	—	(16)
Credit contracts	—	—	—	—	(240)	(240)
Equity contracts	(30)	6	(3,881)	—	—	(3,905)
Commodity contracts	—	—	5,829	—	—	5,829
Total	$(30)	$6	$1,755	$(16)	$(1,855)	$(140)

Multi-Asset Capital Stability Fund
Interest rate contracts	$—	$—	$(4,246)	$—	$(136)	$(4,382)
Foreign exchange contracts	—	—	—	6,536	—	6,536
Credit contracts	—	—	—	—	148	148
Equity contracts	(619)	417	7,000	—	(3,596)	3,202
Total	$(619)	$417	$2,754	$6,536	$(3,584)	$5,504

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Large Cap Fund
Equity contracts	$—	$—	$(60)	$—	$—	$(60)
Total	$—	$—	$(60)	$—	$–	$(60)

Large Cap Value Fund
Equity contracts	$—	$—	$1	$—	$—	$1
Total	$—	$—	$1	$—	$–	$1

Large Cap Growth Fund
Equity contracts	$—	$—	$(115)	$—	$(2,858)	$(2,973)
Total	$—	$—	$(115)	$—	$(2,858)	$(2,973)

Large Cap Index Fund
Equity contracts	$—	$—	$(254)	$—	$—	$(254)
Total	$—	$—	$(254)	$—	$–	$(254)

314	SEI Institutional Managed Trust

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Tax-Managed Large Cap Fund
Equity contracts	$—	$—	$(384)	$—	$—	$(384)
Total	$—	$—	$(384)	$—	$–	$(384)

S&P 500 Index Fund
Equity contracts	$—	$—	$(243)	$—	$—	$(243)
Total	$—	$—	$(243)	$—	$–	$(243)

Small Cap Fund
Equity contracts	$—	$—	$(1)	$—	$—	$(1)
Total	$—	$—	$(1)	$—	$–	$(1)

Small Cap Value Fund
Equity contracts	$—	$—	$(31)	$—	$—	$(31)
Total	$—	$—	$(31)	$—	$–	$(31)

Small Cap Growth Fund
Equity contracts	$—	$—	$(25)	$—	$—	$(25)
Total	$—	$—	$(25)	$—	$–	$(25)

Tax-Managed Small/Mid Cap Fund
Equity contracts	$—	$—	$(53)	$—	$—	$(53)
Total	$—	$—	$(53)	$—	$–	$(53)

Mid-Cap Fund
Equity contracts	$—	$—	$(12)	$—	$—	$(12)
Total	$—	$—	$(12)	$—	$–	$(12)

U.S. Managed Volatility Fund
Equity contracts	$—	$—	$(46)	$—	$—	$(46)
Total	$—	$—	$(46)	$—	$–	$(46)

Global Managed Volatility Fund
Foreign exchange contracts	$—	$—	$—	$177	$—	$177
Equity contracts	—	—	(84)	—	—	(84)
Total	$—	$—	$(84)	$177	$–	$93

Tax-Managed Managed Volatility Fund
Equity contracts	$—	$—	$(74)	$—	$—	$(74)
Total	$—	$—	$(74)	$—	$–	$(74)

Tax-Managed International Managed Volatility Fund
Equity contracts	$—	$—	$3	$—	$—	$3
Total	$—	$—	$3	$—	$–	$3

Core Fixed Income Fund
Interest rate contracts	$(404)	$(25)	$(1,945)	$—	$4,956	$2,582
Foreign exchange contracts	—	—	—	744	—	744
Credit contracts	—	—	—	—	55	55
Total	$(404)	$(25)	$(1,945)	$744	$5,011	$3,381

High Yield Bond Fund
Foreign exchange contracts	$—	$—	$—	$17	$—	$17
Total	$—	$—	$—	$17	$–	$17

Dynamic Asset Allocation Fund
Interest rate contracts	$(1,529)	$600	$—	$—	$15,470	$14,541
Foreign exchange contracts	3,875	1,233	—	—	—	5,108
Equity contracts	—	—	(365)	—	—	(365)
Commodity contracts	—	—	—	—	(1,544)	(1,544)
Total	$2,346	$1,833	$(365)	$—	$13,926	$17,740

SEI Institutional Managed Trust	315

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

September 30, 2025

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Multi-Strategy Alternative Fund
Foreign exchange contracts	$—	$—	$—	$4	$—	$4
Credit contracts	—	—	—	—	(51)	(51)
Equity contracts	(2)	—	—	—	(4)	(6)
Total	$(2)	$—	$—	$4	$(55)	$(53)

Multi-Asset Accumulation Fund
Interest rate contracts	$—	$—	$1,671	$—	$—	$1,671
Foreign exchange contracts	—	—	—	1,313	—	1,313
Equity contracts	—	—	(7,824)	—	(3,951)	(11,775)
Commodity contracts	—	—	592	—	—	592
Total	$—	$—	$(5,561)	$1,313	$(3,951)	$(8,199)

Multi-Asset Income Fund
Interest rate contracts	$10	$(14)	$(228)	$—	$78	$(154)
Foreign exchange contracts	—	—	—	531	—	531
Credit contracts	—	—	—	—	(223)	(223)
Equity contracts	—	—	—	—	(22)	(22)
Total	$10	$(14)	$(228)	$531	$(167)	$132

Multi-Asset Inflation Managed Fund
Interest rate contracts	$—	$—	$(27)	$—	$3,660	$3,633
Foreign exchange contracts	—	—	—	38	—	38
Credit contracts	—	—	—	—	36	36
Equity contracts	—	—	757	—	—	757
Commodity contracts	—	—	44	—	—	44
Total	$—	$—	$774	$38	$3,696	$4,508

Multi-Asset Capital Stability Fund
Interest rate contracts	$—	$—	$342	$—	$(439)	$(97)
Foreign exchange contracts	—	—	—	335	—	335
Credit contracts	—	—	—	—	(76)	(76)
Equity contracts	319	(262)	(1,769)	—	230	(1,482)
Total	$319	$(262)	$(1,427)	$335	$(285)	$(1,320)

The following table discloses the average quarterly balances of the Funds' derivative activity during the year ended September 30, 2025 ($ Thousands):

	Large Cap Fund	Large Cap Value Fund	Large Cap Growth Fund	Large Cap Index Fund	Tax-Managed Large Cap Fund
Futures Contracts:
Average Notional Balance Long	$7,585	$9,955	$13,029	$21,528	$15,291
Total Return Swaps
Average Notional Balance Long	–	–	31,108	–	–
Average Notional Balance Short	–	–	–	–	–

	S&P 500 Index Fund	Small Cap Fund	Small Cap Value Fund	Small Cap Growth Fund	Tax-Managed Small/ Mid Cap Fund
Futures Contracts:
Average Notional Balance Long	$20,033	$2,461	$2,238	$1,637	$2,906

316	SEI Institutional Managed Trust

					Tax-Managed
				Tax-Managed	International
		U.S. Managed	Global Managed	Managed Volatility	Managed Volatility
	Mid-Cap Fund	Volatility Fund	Volatility Fund	Fund	Fund
Futures Contracts:
Average Notional Balance Long	$548	$2,668	$4,090	$3,602	$1,281
Forward Foreign Currency Contracts:
Average Notional Balance Long	–	–	178,049	–	–
Average Notional Balance Short	–	–	177,768	–	–

	Core Fixed Income Fund	High Yield Bond Fund	Dynamic Asset Allocation Fund	Multi-Strategy Alternative Fund	Multi-Asset Accumulation Fund
Futures Contracts:
Average Notional Balance Long	$614,755	$–	$198,153	$–	$937,320
Average Notional Balance Short	106,801	–	–	–	30,192
Forward Foreign Currency Contracts:
Average Notional Balance Long	29,170	676	–	264	335,955
Average Notional Balance Short	29,648	670	–	263	336,887
Credit Default Swaps:
Average Notional Balance Buy Protection	–	–	–	22,315	–
Total Return Swaps
Average Notional Balance Long	–	–	17,457	1	53,109
Average Notional Balance Short	–	–	8,615	350	10,616
Interest Rate Swaps
Average Notional Balance	1,783	–	3,489,458	–	–
Options/Swaptions:
Average Notional Balance Long†	329	–	8,132	11	–
Average Notional Balance Short†	–	–	4,058	4	–

	Multi-Asset Income	Multi-Asset Inflation	Multi-Asset Capital
	Fund	Managed Fund	Stability Fund
Futures Contracts:
Average Notional Balance Long	$20,616	$201,501	$80,352
Average Notional Balance Short	47,563	76,139	–
Forward Foreign Currency Contracts:
Average Notional Balance Long	9,532	1,619	–
Average Notional Balance Short	9,537	1,626	–
Credit Default Swaps:
Average Notional Balance Buy Protection	–	41,001	–
Average Notional Balance Sell Protection	16,106	20,421	–
Total Return Swaps
Average Notional Balance Long	381	–	6,909
Average Notional Balance Short	176	–	65,544
Interest Rate Swaps
Average Notional Balance	105,484	146,150	–
Options/Swaptions:
Average Notional Balance Long†	–	–	9
Average Notional Balance Short†	–	–	4

†	Represents cost.

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

SEI Institutional Managed Trust	317

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

September 30, 2025

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer Account Agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the U.S., counterparty risk is reduced as placement due to the Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. Refer to each Funds Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities for market value, variation margin and collateral of exchange-traded or centrally cleared financial derivative instruments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2025 ($ Thousands):

	Financial Derivative Assets				Financial Derivative Liabilities
Global Managed Volatility Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Barclays PLC	$87	$—	$—	$87	$308	$—	$—	$—	$308	$(221)	$—	$(221)
BNP Paribas	—	—	—	—	71	—	—	—	71	(71)	—	(71)
Brown Brothers Harriman	19	—	—	19	44	—	—	—	44	(25)	—	(25)
Standard Chartered	—	—	—	—	102	—	—	—	102	(102)	—	(102)
Westpack Banking	8	—	—	8	213	—	—	—	213	(205)	—	(205)
Total Over the Counter	$114	$—	$—	$114	$738	$—	$—	$—	$738

318	SEI Institutional Managed Trust

	Financial Derivative Assets				Financial Derivative Liabilities
Core Fixed Income Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Bank of America	$—	$—	$—	$—	$1	$—	$—	$—	$1	$(1)	$—	$(1)
Goldman Sachs	50	77	—	127	15	—	—	—	15	112	—	112
Total Over the Counter	$50	$77	$—	$127	$16	$—	$—	$—	$16

	Financial Derivative Assets				Financial Derivative Liabilities
High Yield Bond Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Barclays PLC	$7	$—	$—	$7	$—	$—	$—	$—	$—	$7	$—	$7
Total Over the Counter	$7	$—	$—	$7	$—	$—	$—	$—	$—

	Financial Derivative Assets				Financial Derivative Liabilities
Dynamic Asset Allocation Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Goldman Sachs	$—	$2,048	$—	$2,048	$—	$252	$—	$—	$252	$1,796	$—	$1,796
Total Over the Counter	$—	$2,048	$—	$2,048	$—	$252	$—	$—	$252

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Strategy Alternative Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Barclays PLC	$2	$—	$—	$2	$—	$—	$—	$—	$—	$2	$—	$2
Total Over the Counter	$2	$—	$—	$2	$—	$—	$—	$—	$—

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Accumulation Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Bank of America	$—	$—	$107	$107	$—	$—	$—	$—	$—	$107	$—	$107
Citigroup	1,053	—	156	1,209	546	—	413	—	959	250	—	250
Goldman Sachs	1,965	—	—	1,965	758	—	810	—	1,568	397	—	397
JPMorgan Chase Bank	1,053	—	1,515	2,568	546	—	2,394	—	2,940	(372)	—	(372)
Total Over the Counter	$4,071	$—	$1,778	$5,849	$1,850	$—	$3,617	$—	$5,467

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Income Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Morgan Stanley	$1	$—	$—	$1	$3	$—	$—	$—	$3	$(2)	$—	$(2)
State Street	3	—	—	3	—	—	—	—	—	3	—	3
Total Over the Counter	$4	$—	$—	$4	$3	$—	$—	$—	$3

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Capital Stability Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Bank of America	$—	$—	$506	$506	$—	$—	$196	$—	$196	$310	$—	$310
Goldman Sachs	—	—	721	721	—	—	108	—	108	613	—	613
JPMorgan Chase Bank	—	—	261	261	—	—	837	—	837	(576)	—	(576)
Total Over the Counter	$—	$—	$1,488	$1,488	$—	$—	$1,141	$—	$1,141

SEI Institutional Managed Trust	319

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

September 30, 2025

(1)	Net Exposures represents the net receivable/(payable) that would be due from /to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

5. BASIS FOR CONSOLIDATION FOR THE DYNAMIC ASSET ALLOCATION FUND, MULTI-ASSET ACCUMULATION FUND AND MULTI-ASSET INFLATION MANAGED FUND

The Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows, and the Consolidated Financial Highlights of the Dynamic Asset Allocation Fund, Multi-Asset Accumulation Fund and Multi-Asset Inflation Managed Fund include the accounts of their respective Subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation for the Funds. Each of the Subsidiaries has a fiscal year end of September 30th for financial statement consolidation purposes and a nonconforming tax year end of August 31.

The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (“IRC”). Each Subsidiary’s taxable income is included in the calculation of the relevant Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the Funds either in the current period or carried forward to future periods.

The Dynamic Asset Allocation Fund, Multi-Asset Accumulation Fund, and Multi-Asset Inflation Managed Fund may each invest up to 25% of their total assets in its respective Subsidiary.

A summary of the Funds’ investments in the Subsidiaries are as follows:

	Inception Date of Subsidiary	Subsidiary Net Assets at September 30, 2025 ($ Thousands)	% of Total Net Assets at September 30, 2025
Dynamic Commodity Strategy Subsidiary, Ltd.	March 28, 2018	$112,681	13.6%
Accumulation Commodity Strategy Subsidiary, Ltd.	April 9, 2012	186,759	16.0%
Inflation Commodity Strategy Subsidiary Ltd.	April 9, 2012	111,444	21.5%

Gains and losses attributed to the Funds’ investments in Subsidiaries are as follows:

	Dynamic Commodity Strategy Subsidiary, Ltd. ($ Thousands)	Accumulation Commodity Strategy, Ltd. ($ Thousands)	Inflation Commodity Strategy Subsidiary, Ltd. ($ Thousands)
Investment Income:
Dividends	$38	$—	$—
Interest income	4,026	7,675	4,810
Less: foreign taxes withheld	(11)	—	—
Net Realized Gain (Loss) on:
Investments	484	18,129	7
Futures Contracts	594	10,186	5,829
Swap Contracts	7,523	(13,055)	—
Written Options	873	—	6
Purchased Options	—	—	(30)
Foreign Currency Transactions	—	—	(5)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	—	(797)	341
Futures Contracts	(182)	592	44
Swap Contracts	(4,306)	—	—
Purchased Options	593	—	—
Total gains and losses attributed to the Funds' investment in Subsidiaries	$9,632	$22,730	$11,002

320	SEI Institutional Managed Trust

6. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUBADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Global Funds Services (the “Administrator”) provides administrative and transfer agency services to the Funds for annual fees, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (“the Distributor”) is the Distributor of the shares of the Funds. The Funds have adopted a shareholder services plan and agreement (the “Service Plan”) with respect to Class F and Class I Shares that allows such shares to pay service providers a fee, based on average daily net assets of each respective Class of Shares, in connection with the ongoing servicing of shareholder accounts owning such shares. The Funds have also adopted an, administrative services plan and agreement (the “Administrative Service Plan”) with respect to Class I Shares that allows such Shares to pay service providers a fee, based on average daily net assets of the Class I Shares, in connection with ongoing administrative services for shareholder accounts owning such Shares.

The Service Plan and Administrative Service Plan provide that shareholder service fees and administrative service fees, respectively, on Class F and Class I Shares will be paid to the Distributor, which may then be used by the Distributor to compensate financial intermediaries for providing shareholder services and administrative services, as applicable, with respect to the Shares.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, proxy fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The voluntary waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntarily and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time. In addition, some Funds may participate in a commission recapture program where the Funds’ trades may be executed through the Funds’ distributor, and a portion of the commissions paid on those trades are then used to pay the Funds’ expenses.

The Administrator has voluntarily agreed to waive and reduce their fee and/or reimburse certain expenses of the Conservative Income and Tax-Free Conservative Income Funds in order to limit the one-day net income yield of the Funds to not less than 0.01% of the Funds’ average daily net assets.

The following is a summary of annual fees payable to the Adviser and Distributor and the voluntary expense limitations for each fund:

	Advisory Fees	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitation
Large Cap Fund
Class F	0.3900%	0.25%	—	0.89%
Class Y	0.3900%	—	—	0.64%
Large Cap Value Fund
Class F	0.3500%	0.25%	—	0.85%(1)
Class I	0.3500%	0.25%	0.25%	1.07%(1)
Class Y	0.3500%	—	—	0.60%(1)
Large Cap Growth Fund
Class F	0.4000%	0.25%	—	0.89%
Class I	0.4000%	0.25%	0.25%	1.11%
Class Y	0.4000%	—	—	0.64%
Large Cap Index Fund
Class F	0.0500%	0.25%	—	0.25%
Tax-Managed Large Cap Fund
Class F	0.4000%	0.25%	—	0.89%
Class Y	0.4000%	—	—	0.64%

SEI Institutional Managed Trust	321

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

September 30, 2025

	Advisory Fees	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitation
S&P 500 Index Fund
Class F	0.0300%	0.25%	—	0.25%
Class I	0.0300%	0.25%	0.25%	0.65%
Small Cap Fund
Class F	0.6500%	0.25%	—	1.07%(2)
Class Y	0.6500%	—	—	0.82%(2)
Small Cap Value Fund
Class F	0.6500%	0.25%	—	1.05%(3)
Class I	0.6500%	0.25%	0.25%	1.27%(3)
Class Y	0.6500%	—	—	0.80%(3)
Small Cap Growth Fund
Class F	0.6500%	0.25%	—	1.05%(4)
Class I	0.6500%	0.25%	0.25%	1.30%(4)
Class Y	0.6500%	—	—	0.80%(4)
Tax-Managed Small/Mid Cap Fund
Class F	0.6500%	0.25%	—	1.07%(5)
Class Y	0.6500%	—	—	0.85%(5)
Mid-Cap Fund
Class F	0.4000%	0.25%	—	0.98%
Class I	0.4000%	0.25%	0.25%	1.20%
Class Y	0.4000%	—	—	0.73%
U.S. Managed Volatility Fund
Class F	0.5500%	0.25%	—	0.85%(6)
Class I	0.5500%	0.25%	0.25%	1.10%(6)
Class Y	0.5500%	—	—	0.60%(6)
Global Managed Volatility Fund
Class F	0.6500%	0.25%	—	1.00%(7)
Class I	0.6500%	0.25%	0.25%	1.25%(7)
Class Y	0.6500%	—	—	0.75%(7)
Tax-Managed Managed Volatility Fund
Class F	0.5500%	0.25%	—	0.90%(8)
Class Y	0.5500%	—	—	0.65%(8)
Tax-Managed International Managed Volatility Fund
Class F	0.6500%	0.25%	—	1.05%(9)
Class Y	0.6500%	—	—	0.80%(9)
Real Estate Fund
Class F	0.6500%	0.25%	—	1.14%
Class I	0.6500%	0.25%	0.25%	1.36%
Class Y	0.6500%	—	—	0.89%
Core Fixed Income Fund
Class F	0.2750%	0.25%	—	0.66%
Class I	0.2750%	0.25%	0.25%	0.88%
Class Y	0.2750%	—	—	0.41%
High Yield Bond Fund
Class F	0.4875%	0.25%	—	0.89%
Class I	0.4875%	0.25%	0.25%	1.12%
Class Y	0.4875%	—	—	0.65%
Conservative Income Fund
Class F	0.1000%	0.25%	—	0.30%
Class Y	0.1000%	—	—	0.20%
Tax-Free Conservative Income Fund
Class F	0.1000%	0.25%	—	0.30%
Class Y	0.1000%	—	—	0.20%

322	SEI Institutional Managed Trust

	Advisory Fees	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitation
Real Return Fund
Class F	0.2200%	0.25%	—	0.45%
Class Y	0.2200%	—	—	0.35%
Dynamic Asset Allocation Fund
Class F	0.6000%	0.25%	—	0.75%
Class Y	0.6000%	—	—	0.50%
Multi-Strategy Alternative Fund
Class F	1.5000%	0.25%	—	1.35%
Class Y	1.5000%	—	—	1.10%
Multi-Asset Accumulation Fund
Class F	0.7500%	0.25%	—	1.15%(10)
Class Y	0.7500%	—	—	0.90%(10)
Multi-Asset Income Fund
Class F	0.6000%	0.25%	—	0.80%
Class Y	0.6000%	—	—	0.70%
Multi-Asset Inflation Managed Fund
Class F	0.5500%	0.25%	—	0.91%(11)
Class Y	0.5500%	—	—	0.65%(11)
Multi-Asset Capital Stability Fund
Class F	0.4000%	0.25%	—	0.62%
Class Y	0.4000%	—	—	0.52%

(1)	Effective May 1, 2025, the voluntary expense limitations for the Large Cap Value Fund were lowered to 0.85%, 1.07% and 0.60% for Class F, Class I and Class Y, respectively. Prior to May 1, 2025, the voluntary expense limitations were 0.89%. 1.11%, and 0.64% for Class F, Class I and Class Y, respectively.

(2)	Effective May 1, 2025, the voluntary expense limitations for the Small Cap Fund Class F and Class Y were lowered to 1.07% and 0.82%, respectively. Prior to May 1, 2025, the voluntary expense limitations were 1.14% and 0.89% for Class F and Class Y, respectively.

(3)	Effective May 1, 2025, the voluntary expense limitations for the Small Cap Value Fund were lowered to 1.05%, 1.27% and 0.80% for Class F, Class I and Class Y, respectively. Prior to May 1, 2025 the voluntary expense limitations were 1.11%, 1.33% and 0.86%, for Class F, Class I and Class Y, respectively.

(4)	Effective May 1, 2025, the voluntary expense limitations for the Small Cap Growth Fund were lowered to 1.05%, 1.30% and 0.80% for Class F, Class I and Class Y, respectively. Prior to May 1, 2025 the voluntary expense limitations were 1.11%, 1.36% and 0.86%, for Class F, Class I and Class Y, respectively.

(5)	Effective June 1, 2025, the voluntary expense limitations for the Tax-Managed Small/Mid Cap Fund were lowered to 1.07% and 0.85% for Class F and Class Y, respectively. Prior to June 1, 2025, the voluntary expense limitations were 1.11% and 0.89% for Class F and Class Y, respectively.

(6)	Effective June 1, 2025, the voluntary expense limitations for the U.S. Managed Volatility Fund were lowered to 0.85%, 1.10% and 0.60%, for Class F, Class I and Class Y, respectively. Prior to June 1, 2025, the voluntary expense limitations were 0.90%, 1.15% and 0.65% for Class F, Class I and Class Y, respectively.

(7)	Effective June 1, 2025, the voluntary expense limitations for the Global Managed Volatility Fund were lowered to 1.00%, 1.25% and 0.75% for Class F, Class I and Class Y, respectively. Prior to June 1, 2025 the voluntary expense limitations were 1.11%, 1.36% and 0.86%, for Class F, Class I and Class Y, respectively.

(8)	Effective June 1, 2025, the voluntary expense limitations for the Tax-Managed Managed Volatility Fund were lowered to 0.90% and 0.65% for Class F and Class Y, respectively. Prior to June 1, 2025 the voluntary expense limitations were 0.91% and 0.66%, for Class F and Class Y, respectively.

(9)	Effective June 1, 2025, the voluntary expense limitation for the Tax-Managed International Managed Volatility Fund Class F and Class Y were lowered to 1.05% and 0.80%, respectively. Prior to June 1, 2025, the voluntary expense limitations was 1.11% and 0.86% for Class F and Class Y, respectively.

(10)	Effective May 1, 2025, the voluntary expense limitation for the Multi-Asset Accumulation Fund were lowered to 1.15% and 0.90% for Class F and Class Y, respectively. Prior to May 1, 2025, the voluntary expense limitations were 1.17% and 0.92% for Class F and Class Y, respectively.

(11)	Effective June 1, 2025, the voluntary expense limitation for the Multi-Asset Inflation Managed Fund were lowered to 0.91% and 0.65%. Prior to June 1, 2025, the voluntary expense limitations were 1.24% and 0.98% for Class F and Class Y, respectively.

The following is a summary of annual fees payable to the Administrator:

	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Large Cap Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Large Cap Value Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Large Cap Growth Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Large Cap Index Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Tax-Managed Large Cap Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Small Cap Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Small Cap Value Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Small Cap Growth Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Tax-Managed Small/Mid Cap Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Mid-Cap Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%

SEI Institutional Managed Trust	323

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

September 30, 2025

	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
U.S. Managed Volatility Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Global Managed Volatility Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Tax-Managed Managed Volatility Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Tax-Managed International Managed Volatility Fund	0.380%	0.3400%	0.2800%	0.2350%	0.200%
Real Estate Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Core Fixed Income Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
High Yield Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Conservative Income Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Tax-Free Conservative Income Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Real Return Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Dynamic Asset Allocation Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Strategy Alternative Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Asset Accumulation Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Asset Income Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Asset Inflation Managed Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Asset Capital Stability Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%

	First $2 Billion	Next $500 Million	Next $500 Million	Over $3 Billion
S&P 500 Index Fund	0.220%	0.2100%	0.1650%	0.120%

As of September 30, 2025, SIMC has entered into investment sub-advisory agreements with the following affiliated and unaffiliated parties:

Investment Sub-Adviser

Large Cap Fund

Brandywine Global Investment Management, LLC

Fred Alger Management, LLC

LSV Asset Management*

Mar Vista Investment Partners, LLC

Parametric Portfolio Associates LLC

Large Cap Value Fund

Brandywine Global Investment Management, LLC

Cullen Capital Management, LLC

LSV Asset Management*

Parametric Portfolio Associates LLC

Large Cap Growth Fund

Fred Alger Management, LLC

Mackenzie Investments Corporation

Parametric Portfolio Associates LLC

PineStone Asset Management Inc.

Large Cap Index Fund

SSGA Funds Management, Inc.

Tax-Managed Large Cap Fund

Brandywine Global Investment Management, LLC

Cullen Capital Management, LLC

LSV Asset Management*

Mar Vista Investment Partners, LLC

Parametric Portfolio Associates LLC

PineStone Asset Management Inc.

S&P 500 Index Fund

SSGA Funds Management, Inc.

Small Cap Fund

Copeland Capital Management, LLC

Easterly Investment Partners LLC

Leeward Investments, LLC

Los Angeles Capital Management, LLC

Parametric Portfolio Associates LLC

Small Cap Value Fund

Easterly Investment Partners LLC

Leeward Investments, LLC

LSV Asset Management*

Parametric Portfolio Associates LLC

Small Cap Growth Fund

Geneva Capital Management LLC

Informed Momentum Company LLC

Jackson Creek Investment Advisors LLC

Parametric Portfolio Associates LLC

Tax-Managed Small/Mid Cap Fund

Easterly Investment Partners LLC

Geneva Capital Management LLC

Hillsdale Investment Management Inc.

Martingale Asset Management, LP

Parametric Portfolio Associates LLC

Mid-Cap Fund

Leeward Investments, LLC

Los Angeles Capital Management LLC

U.S. Managed Volatility Fund

Acadian Asset Management LLC

LSV Asset Management*

Global Managed Volatility Fund

Acadian Asset Management LLC

Tax-Managed Managed Volatility Fund

Acadian Asset Management LLC

LSV Asset Management*

Parametric Portfolio Associates LLC

Tax-Managed International Managed Volatility Fund

Acadian Asset Management LLC

LSV Asset Management*

Parametric Portfolio Associates LLC

Real Estate Fund

CenterSquare Investment Management LLC

324	SEI Institutional Managed Trust

Core Fixed Income Fund

Allspring Global Investments, LLC

Jennison Associates LLC

MetLife Investment Management, LLC

Metropolitan West Asset Management, LLC

High Yield Bond Fund

Ares Capital Management II LLC

Benefit Street Partners, LLC

Brigade Capital Management, LP

J.P. Morgan Investment Management, Inc.

T. Rowe Price Associates, Inc.

Conservative Income Fund

BlackRock Advisors, LLC

Tax-Free Conservative Income Fund

BlackRock Advisors, LLC

Dynamic Asset Allocation Fund

SSGA Funds Management, Inc.

Multi-Strategy Alternative Fund

Brigade Capital Management, LP

Global Credit Advisers, LLC

Kettle Hill Capital Management LLC

Mountaineer Partners Management, LLC

Multi-Asset Accumulation Fund

AQR Capital Management, LLC

Multi-Asset Income Fund

Barings LLC

Goldman Sachs Asset Management, LP

Multi-Asset Inflation Managed Fund

AllianceBernstein, L.P.

Franklin Advisers, Inc.

UBS Asset Management (Americas) LLC

Wellington Management Company LLP

Multi-Asset Capital Stability Fund

Janus Henderson Investors US LLC

*	Affiliated

Under the investment sub-advisory agreements, each sub-adviser receives a fee paid by SIMC.

Brokerage Commissions Paid to Affiliates — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission (“SEC”). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the year ended September 30, 2025 were as follows ($ Thousands):

U.S. Managed Volatility Fund	$8
Multi-Asset Income Fund	10
$18

Payments to/from Affiliates — Certain officers and/or trustees of the Trust are also officers and/or Directors of the Administrator, Adviser and/or Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Administrator or Distributor.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred.

LSV Asset Management (a partially owned indirect subsidiary of SEI Investment Co.) serves as the sub-adviser to the Large Cap, Large Cap Value, Tax-Managed Large Cap, Small Cap Value, U.S. Managed Volatility, Tax-Managed Managed Volatility and Tax-Managed International Managed Volatility Funds. For this service LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the year ended September 30, 2025 were as follows ($ Thousands):

Large Cap Fund	$329
Large Cap Value Fund	386
Tax-Managed Large Cap Fund	678
Small Cap Value Fund	342
U.S. Managed Volatility Fund	419
Tax-Managed Managed Volatility Fund	582
Tax-Managed International Managed Volatility Fund	229
$2,965

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of the Funds’ expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Funds’ expense ratio, as a percentage of the Funds’ average daily net assets for the year ended September 30, 2025, can be found on the Statements of Operations or Consolidated Statements of Operations and Financial Highlights or Consolidated Financial Highlights, respectively.

Investment in Affiliated Security — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated money market fund, to manage excess cash or to serve as margin or collateral for derivative positions.

Each of the Large Cap Index and S&P 500 Index Funds may purchase companies with which it is affiliated to the extent these companies are represented in its benchmark index.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“the Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds.

SEI Institutional Managed Trust	325

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

September 30, 2025

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula annually reviewed by the Board. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

For the year ended September 30, 2025, the following Funds borrowed funds from the Multi-Asset Accumulation Fund. The amount borrowed, interest paid on the borrowing and the corresponding interest rate were as follows ($ Thousands):

	Borrowing	Maturity	Amount	Interest	Interest
	Date	Date	Borrowed	Paid	Rate
SEI Catholic Values Trust Equity Fund	03/11/25	03/12/25	$6,060	$1	5.39%

7. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds were as follows (Thousands):

For the year ended September 30, 2025 and the year ended September 30, 2024.

	Large Cap Fund		Large Cap Value Fund		Large Cap Growth Fund		Large Cap Index Fund
	2025	2024	2025	2024	2025	2024	2025	2024
Class F:
Shares Issued	7,134	12,325	4,873	5,661	3,281	3,036	7,965	11,261
Shares Issued in Lieu of Dividends and Distributions	14,643	6,835	3,631	2,980	5,508	4,461	2,515	793
Shares Redeemed	(25,783)	(40,073)	(9,183)	(9,717)	(8,173)	(8,434)	(14,666)	(20,260)
Total Increase (Decrease) in Net Assets Derived from Class F Transactions	(4,006)	(20,913)	(679)	(1,076)	616	(937)	(4,186)	(8,206)
Class I:
Shares Issued	–	–	9	5	9	10	–	–
Shares Issued in Lieu of Dividends and Distributions	–	–	3	3	11	8	–	–
Shares Redeemed	–	–	(8)	(13)	(14)	(19)	–	–
Total Increase (Decrease) in Net Assets Derived from Class I Transactions	–	–	4	(5)	6	(1)	–	–
Class Y:
Shares Issued	739	870	956	381	759	210	–	–
Shares Issued in Lieu of Dividends and Distributions	613	235	272	319	507	500	–	–
Shares Redeemed	(964)	(1,185)	(1,072)	(2,475)	(929)	(1,542)	–	–
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	388	(80)	156	(1,775)	337	(832)	–	–
Increase (Decrease) in Capital Shares	(3,618)	(20,993)	(519)	(2,856)	959	(1,770)	(4,186)	(8,206)

	Tax-Managed Large Cap Fund				S&P 500 Index Fund		Small Cap Fund		Small Cap Value Fund
	2025		2024		2025	2024	2025	2024	2025	2024
Class F:
Shares Issued	31,978		9,475		949	846	2,749	8,194	1,303	1,491
Shares Issued in Lieu of Dividends and Distributions	6,691		4,368		1,009	429	4,052	1,503	1,851	369
Shares Redeemed	(43,094	)(1)	(20,301	)(1)	(1,830)	(2,213)	(13,577)	(12,607)	(4,634)	(2,907)
Total Increase (Decrease) in Net Assets Derived from Class F Transactions	(4,425)		(6,458)		128	(938)	(6,776)	(2,910)	(1,480)	(1,047)
Class I:
Shares Issued	–		–		11	14	–	–	1	1
Shares Issued in Lieu of Dividends and Distributions	–		–		7	2	–	–	3	1
Shares Redeemed	–		–		(10)	(16)	–	–	(1)	(5)
Total Increase (Decrease) in Net Assets Derived from Class I Transactions	–		–		8	—	–	–	3	(3)
Class Y:
Shares Issued	959		581		–	–	362	1,453	402	93
Shares Issued in Lieu of Dividends and Distributions	1,141		740		–	–	228	74	253	56
Shares Redeemed	(2,271)		(2,334)		–	–	(1,486)	(606)	(443)	(694)
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	(171)		(1,013)		–	–	(896)	921	212	(545)

326	SEI Institutional Managed Trust

	Tax-Managed Large Cap Fund		S&P 500 Index Fund		Small Cap Fund		Small Cap Value Fund
	2025	2024	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Capital Shares	(4,596)	(7,471)	136	(938)	(7,672)	(1,989)	(1,265)	(1,595)

	Small Cap Growth Fund		Tax-Managed Small/Mid Cap Fund			Mid-Cap Fund		U.S. Managed Volatility Fund
	2025	2024	2025		2024	2025	2024	2025	2024
Class F:
Shares Issued	803	1,154	5,506		1,917	179	317	2,458	4,231
Shares Issued in Lieu of Dividends and Distributions	427	—	4,024		780	163	13	3,883	4,128
Shares Redeemed	(3,109)	(1,882)	(13,184	)(1)	(4,876)	(653)	(768)	(8,069)	(18,133)
Total Decrease in Net Assets Derived from Class F Transactions	(1,879)	(728)	(3,654)		(2,179)	(311)	(438)	(1,728)	(9,774)
Class I:
Shares Issued	—	3	–		–	2	2	—	1
Shares Issued in Lieu of Dividends and Distributions	1	—	–		–	1	—	6	5
Shares Redeemed	(4)	(5)	–		–	(2)	(5)	—	(1)
Total Increase (Decrease) in Net Assets Derived from Class I Transactions	(3)	(2)	–		–	1	(3)	6	5
Class Y:
Shares Issued	189	79	344		360	120	158	1,290	1,474
Shares Issued in Lieu of Dividends and Distributions	53	—	709		127	21	2	1,371	1,333
Shares Redeemed	(188)	(251)	(919)		(726)	(182)	(54)	(4,272)	(3,363)
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	54	(172)	134		(239)	(41)	106	(1,611)	(556)
(Decrease) in Capital Shares	(1,828)	(902)	(3,520)		(2,418)	(351)	(335)	(3,333)	(10,325)

	Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund			Tax-Managed International Managed Volatility Fund		Real Estate Fund
	2025	2024	2025		2024	2025	2024	2025	2024
Class F:
Shares Issued	5,663	22,125	11,641		1,985	3,307	1,571	627	362
Shares Issued in Lieu of Dividends and Distributions	4,567	3,125	6,098		4,354	581	670	169	88
Shares Redeemed	(17,622)	(28,811)	(20,255	)(1)	(8,786)	(11,832)	(6,165)	(1,089)	(994)
Total Decrease in Net Assets Derived from Class F Transactions	(7,392)	(3,561)	(2,516)		(2,447)	(7,944)	(3,924)	(293)	(544)
Class I:
Shares Issued	—	—	–		–	–	–	—	—
Shares Issued in Lieu of Dividends and Distributions	4	3	–		–	–	–	1	—
Shares Redeemed	—	—	–		–	–	–	—	—
Total Increase in Net Assets Derived from Class I Transactions	4	3	–		–	–	–	1	—
Class Y:
Shares Issued	785	1,368	503		352	383	195	408	88
Shares Issued in Lieu of Dividends and Distributions	742	586	894		617	171	150	49	26
Shares Redeemed	(3,278)	(3,554)	(1,424)		(1,166)	(1,082)	(1,051)	(130)	(270)
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	(1,751)	(1,600)	(27)		(197)	(528)	(706)	327	(156)
Increase (Decrease) in Capital Shares	(9,139)	(5,158)	(2,543)		(2,644)	(8,472)	(4,630)	35	(700)

	Core Fixed Income Fund		High Yield Bond Fund		Conservative Income Fund		Tax-Free Conservative Income Fund
	2025	2024	2025	2024	2025	2024	2025	2024
Class F:
Shares Issued	47,014	85,129	43,953	48,023	96,663	61,625	12,353	9,622
Shares Issued in Lieu of Dividends and Distributions	10,846	12,047	12,500	21,443	3,267	2,596	401	425
Shares Redeemed	(66,979)	(92,554)	(59,374)	(86,084)	(71,579)	(39,513)	(11,636)	(8,236)
Total Increase (Decrease) in Net Assets Derived from Class F Transactions	(9,119)	4,622	(2,921)	(16,618)	28,351	24,708	1,118	1,811
Class I:
Shares Issued	9	32	—	—	–	–	–	–
Shares Issued in Lieu of Dividends and Distributions	8	9	—	—	–	–	–	–

SEI Institutional Managed Trust	327

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

September 30, 2025

	Core Fixed Income Fund		High Yield Bond Fund		Conservative Income Fund		Tax-Free Conservative Income Fund
	2025	2024	2025	2024	2025	2024	2025	2024
Shares Redeemed	(43)	(38)	—	—	–	–	–	–
Total Increase (Decrease) in Net Assets Derived from Class I Transactions	(26)	3	—	—	–	–	–	–
Class Y:
Shares Issued	9,956	7,242	9,004	8,784	450	727	386	1,170
Shares Issued in Lieu of Dividends and Distributions	1,538	1,654	2,514	3,822	43	55	20	21
Shares Redeemed	(9,011)	(10,464)	(10,682)	(9,719)	(423)	(1,286)	(518)	(703)
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	2,483	(1,568)	836	2,887	70	(504)	(112)	488
Increase (Decrease) in Capital Shares	(6,662)	3,057	(2,085)	(13,731)	28,421	24,204	1,006	2,299

	Real Return Fund		Dynamic Asset Allocation Fund		Multi-Strategy Alternative Fund		Multi-Asset Accumulation Fund
	2025	2024	2025	2024	2025	2024	2025	2024
Class F:
Shares Issued	5,075	24,755	2,982	9,281	1,778	2,085	11,700	18,570
Shares Issued in Lieu of Dividends and Distributions	991	970	4,147	3,793	1,225	1,399	3,026	4,678
Shares Redeemed	(7,637)	(8,317)	(10,445)	(14,703)	(6,225)	(14,928)	(36,095)	(128,454)
Total Increase (Decrease) in Net Assets Derived from Class F Transactions	(1,571)	17,408	(3,316)	(1,629)	(3,222)	(11,444)	(21,369)	(105,206)
Class Y:
Shares Issued	809	1,615	1,394	2,961	48	167	1,708	1,985
Shares Issued in Lieu of Dividends and Distributions	77	69	418	256	33	64	249	305
Shares Redeemed	(492)	(628)	(1,982)	(1,046)	(132)	(1,131)	(4,316)	(5,378)
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	394	1,056	(170)	2,171	(51)	(900)	(2,359)	(3,088)
Increase (Decrease) in Capital Shares	(1,177)	18,464	(3,486)	542	(3,273)	(12,344)	(23,728)	(108,294)

	Multi-Asset Income Fund		Multi-Asset Inflation Managed Fund		Multi-Asset Capital Stability Fund
	2025	2024	2025	2024	2025	2024
Class F:
Shares Issued	5,074	4,565	5,102	7,431	4,246	4,495
Shares Issued in Lieu of Dividends and Distributions	1,723	2,667	1,910	2,704	2,610	1,628
Shares Redeemed	(9,111)	(23,255)	(15,573)	(25,101)	(10,643)	(15,704)
Total Decrease in Net Assets Derived from Class F Transactions	(2,314)	(16,023)	(8,561)	(14,966)	(3,787)	(9,581)
Class Y:
Shares Issued	1,368	1,736	1,084	1,418	150	164
Shares Issued in Lieu of Dividends and Distributions	693	898	162	160	173	103
Shares Redeemed	(2,666)	(2,743)	(966)	(897)	(456)	(826)
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	(605)	(109)	280	681	(133)	(559)
(Decrease) in Capital Shares	(2,919)	(16,132)	(8,281)	(14,285)	(3,920)	(10,140)

(1)	Includes redemptions as a result of in-kind transactions (see Note 12).

8. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale of securities, other than temporary cash investments and in-kind transactions, during the year ended September 30, 2025, were as follows:

	U.S. Gov't	Other	Total
	($ Thousands)	($ Thousands)	($ Thousands)
Large Cap Fund
Purchases	$—	$650,958	$650,958
Sales	—	944,279	944,279
Large Cap Value Fund
Purchases	—	372,514	372,514
Sales	—	471,834	471,834
	U.S. Gov't	Other	Total
	($ Thousands)	($ Thousands)	($ Thousands)
Large Cap Growth Fund
Purchases	—	903,384	903,384
Sales	—	1,133,843	1,133,843
Large Cap Index Fund
Purchases	—	42,047	42,047
Sales	—	167,687	167,687
Tax-Managed Large Cap Fund

328	SEI Institutional Managed Trust

	U.S. Gov't	Other	Total
	($ Thousands)	($ Thousands)	($ Thousands)
Purchases	—	1,149,314	1,149,314
Sales	—	589,257	589,257
S&P 500 Index Fund
Purchases	—	27,618	27,618
Sales	—	122,496	122,496
Small Cap Fund
Purchases	—	379,466	379,466
Sales	—	546,517	546,517
Small Cap Value Fund
Purchases	—	138,634	138,634
Sales	—	224,954	224,954
Small Cap Growth Fund
Purchases	—	448,290	448,290
Sales	—	535,248	535,248
Tax-Managed Small/Mid Cap Fund
Purchases	—	253,730	253,730
Sales	—	393,568	393,568
Mid-Cap Fund
Purchases	—	45,142	45,142
Sales	—	61,714	61,714
U.S. Managed Volatility Fund
Purchases	—	394,822	394,822
Sales	—	524,131	524,131
Global Managed Volatility Fund
Purchases	—	603,227	603,227
Sales	—	731,688	731,688
Tax-Managed Managed Volatility Fund
Purchases	—	310,851	310,851
Sales	—	383,926	383,926
Tax-Managed International Managed Volatility Fund
Purchases	—	146,082	146,082
Sales	—	249,974	249,974
Real Estate Fund
Purchases	—	49,648	49,648
Sales	—	51,928	51,928
Core Fixed Income Fund
Purchases	12,131,815	1,894,406	14,026,221
Sales	12,137,075	2,142,389	14,279,464
High Yield Bond Fund
Purchases	3,580	546,472	550,052
Sales	1,952	550,800	552,752
Real Return Fund
Purchases	—	108,517	108,517
Sales	—	129,799	129,799
Dynamic Asset Allocation Fund
Purchases	—	51,423	51,423
Sales	—	201,943	201,943
Multi-Strategy Alternative Fund
Purchases	—	711,354	711,354
Sales	—	739,162	739,162
Multi-Asset Accumulation Fund
Purchases	257,629	315,267	572,896
Sales	233,930	279,828	513,758
Multi-Asset Income Fund
Purchases	32,664	235,077	267,741
Sales	37,403	255,016	292,419
Multi-Asset Inflation Managed Fund
Purchases	23,305	168,814	192,119
Sales	13,803	343,051	356,854
	U.S. Gov't	Other	Total
	($ Thousands)	($ Thousands)	($ Thousands)
Multi-Asset Capital Stability Fund
Purchases	126,631	348,897	475,528
Sales	110,313	246,810	357,123

9. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of The Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds have each requested private letter rulings from the Internal Revenue Service (“IRS”) concluding that the income generated from their investment in their respective Subsidiaries, each of which invests in commodity-linked derivatives, will be “qualifying income” for regulated investment company (“RIC”) qualification purposes, regardless of whether actual distributions are made to the Funds by the respective Subsidiary.

In July 2011, the IRS suspended the issuance of private letter rulings regarding the investment by RICs into controlled foreign corporations which principally invest in commodities, such as the Subsidiaries, indicating that it was reconsidering its policies surrounding the issuance of these rulings. The Dynamic Commodity Strategy, Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds have secured an opinion of counsel based on customary representations that actual distributions made to the Funds should be treated as “qualifying income”. The Treasury released a proposed regulation in October 2016 stating that income inclusion from a controlled foreign corporation is treated as dividends i.e. qualifying income only to the extent that the Funds received cash distributions from the subsidiary. The Treasury released a final regulation in March 2019 reversing its position on the proposed regulation by removing the cash distribution requirement.

The Real Estate Fund has a tax year that ends on December 31. The following tax disclosures are representative as of September 30, 2025, except for the permanent reclassification and tax character of distributions, which are as of December 31, 2024. Accordingly, the disclosures are for informational use by shareholders and are subject to change attributable to activity through the end of the tax year-ending December 31, 2025.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature.

SEI Institutional Managed Trust	329

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

September 30, 2025

The permanent differences are primarily attributable to different treatment for gains and losses on paydowns of mortgage and asset backed securities for tax purposes, defaulted bond basis adjustments, reclassification of long term capital gain distributions on REIT securities, reclassification of income and expense from swap transactions, Treasury Inflation-Protected Securities and net operating losses, basis adjustments for investments in partnerships and gains and losses on passive foreign investment companies, expiration of capital loss carryforwards, collateralized loan obligation basis adjustments, certain foreign currency related transactions, payment of excise tax, and nontaxable in-kind redemptions.

	Distributable Earnings (Loss)	Paid-in-Capital
	($ Thousands)	($ Thousands)
Tax-Managed Large Cap Fund	$(712,661)	$712,661
Tax-Managed Small/Mid Cap Fund	(69,386)	69,386
Tax-Managed Managed Volatility Fund	(89,302)	89,302
Tax-Managed International Managed Volatility Fund	(2)	2
High Yield Bond Fund	(46)	46
Multi-Asset Accumulation Fund	14	(14)
Multi-Asset Income Fund	19	(19)

The tax character of dividends and distributions paid during the fiscal years ended September 30, 2025 or September 30, 2024 (unless otherwise indicated) was as follows:

	Ordinary Income	Long-term Capital Gain	Return of Capital	Tax Exempt Income	Total
	($ Thousands)	($ Thousands)	($ Thousands)	($ Thousands)	($ Thousands)
Large Cap Fund
2025	$26,938	$220,496	$—	$—	$247,434
2024	21,414	87,395	—	—	108,809
Large Cap Value Fund
2025	30,503	77,695	—	—	108,198
2024	28,952	57,486	—	—	86,438
Large Cap Growth Fund
2025	55,009	235,745	—	—	290,754
2024	—	208,783	—	—	208,783
Large Cap Index Fund
2025	12,499	40,713	—	—	53,212
2024	14,147	—	—	—	14,147
Tax-Managed Large Cap Fund
2025	33,551	306,703	—	—	340,254
2024	37,630	163,412	—	—	201,042
S&P 500 Index Fund
2025	13,675	101,831	—	—	115,506
2024	12,827	29,336	—	—	42,163
Small Cap Fund
2025	14,998	46,306	—	—	61,304
2024	2,980	18,391	—	—	21,371
Small Cap Value Fund
2025	4,500	48,677	—	—	53,177
2024	4,436	6,705	—	—	11,141
Small Cap Growth Fund
2025	6,895	12,782	—	—	19,677
2024	—	—	—	—	—
Tax-Managed Small/Mid Cap Fund
2025	3,989	133,428	—	—	137,417
2024	3,794	22,023	—	—	25,817
Mid-Cap Fund
2025	1,217	4,921	—	—	6,138
2024	424	—	—	—	424
U.S. Managed Volatility Fund
2025	24,300	63,781	—	—	88,081
2024	15,268	73,422	—	—	88,690

330	SEI Institutional Managed Trust

	Ordinary Income	Long-term Capital Gain	Return of Capital	Tax Exempt Income	Total
	($ Thousands)	($ Thousands)	($ Thousands)	($ Thousands)	($ Thousands)
Global Managed Volatility Fund
2025	$26,042	$38,611	$—	$—	$64,653
2024	13,481	29,793	—	—	43,274
Tax-Managed Managed Volatility Fund
2025	11,181	139,013	—	—	150,194
2024	7,491	101,970	—	—	109,461
Tax-Managed International Managed Volatility Fund
2025	10,020	—	—	—	10,020
2024	10,287	—	—	—	10,287
Real Estate Fund
2025	2,126	1,838	—	—	3,964
2024	1,420	377	—	—	1,797
Core Fixed Income Fund
2025	127,499	—	—	—	127,499
2024	133,960	—	6,063	—	140,023
High Yield Bond Fund
2025	88,339	—	—	—	88,339
2024	129,498	—	18,994	—	148,492
Conservative Income Fund
2025	40,000	—	—	—	40,000
2024	32,647	—	—	—	32,647
Tax-Free Conservative Income Fund
2025	50	—	—	5,569	5,619
2024	78	—	—	5,605	5,683
Real Return Fund
2025	11,731	—	—	—	11,731
2024	11,327	—	—	—	11,327
Dynamic Asset Allocation Fund
2025	30,840	53,736	—	—	84,576
2024	—	63,790	—	—	63,790
Multi-Strategy Alternative Fund
2025	13,521	—	—	—	13,521
2024	15,289	—	—	—	15,289
Multi-Asset Accumulation Fund
2025	26,215	—	—	—	26,215
2024	21,478	—	17,110	—	38,588
Multi-Asset Income Fund
2025	28,009	—	—	—	28,009
2024	39,669	—	—	—	39,669
Multi-Asset Inflation Managed Fund
2025	17,397	—	—	—	17,397
2024	23,993	—	—	—	23,993
Multi-Asset Capital Stability Fund
2025	24,707	11,029	—	—	35,736
2024	22,160	—	—	—	22,160

As of September 30, 2025, the components of Distributable Earnings/(Accumulated Losses) were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Undistributed Tax-Exempt Income	Capital Loss Carryforwards	Post-October Losses	Late Year Ordinary Losses	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
	($ Thousands)	($ Thousands)	($ Thousands)	($ Thousands)	($ Thousands)	($ Thousands)	($ Thousands)	($ Thousands)	($ Thousands)
Large Cap Fund	$10,901	$221,854	$—	$—	$—	$—	$698,204	$(1)	$930,958
Large Cap Value Fund	12,738	144,387	—	—	—	—	419,483	(3)	576,605

SEI Institutional Managed Trust	331

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

September 30, 2025

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Undistributed Tax-Exempt Income	Capital Loss Carryforwards	Post-October Losses	Late Year Ordinary Losses	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
	($ Thousands)	($ Thousands)	($ Thousands)	($ Thousands)	($ Thousands)	($ Thousands)	($ Thousands)	($ Thousands)	($ Thousands)
Large Cap Growth Fund	$36,376	$224,069	$—	$—	$—	$—	$839,710	$2	$1,100,157
Large Cap Index Fund	5,813	40,027	—	—	—	—	698,851	(2)	744,689
Tax-Managed Large Cap Fund	9,502	38,301	—	—	—	—	2,740,136	6	2,787,945
S&P 500 Index Fund	4,436	78,391	—	—	—	—	863,055	(3)	945,879
Small Cap Fund	1,624	39,956	—	—	(2,053)	—	113,371	1	152,899
Small Cap Value Fund	3,450	19,049	—	—	—	—	63,781	(1)	86,279
Small Cap Growth Fund	—	26,977	—	—	(6,914)	(1,274)	58,233	2	77,024
Tax-Managed Small/Mid Cap Fund	999	25,735	—	—	—	—	299,981	—	326,715
Mid-Cap Fund	126	5,756	—	—	(439)	—	13,782	(5)	19,220
U.S. Managed Volatility Fund	11,980	59,364	—	—	—	—	94,095	5	165,444
Global Managed Volatility Fund	8,575	40,306	—	—	—	(414)	125,290	621	174,378
Tax-Managed Managed Volatility Fund	1,783	125,527	—	—	(10,310)	—	313,067	2	430,069
Tax-Managed International Managed Volatility Fund	6,268	—	—	(19,398)	—	—	80,924	—	67,794
Real Estate Fund	—	6,266	—	—	—	—	14,959	—	21,225
Core Fixed Income Fund	823	—	—	(629,137)	—	—	(27,264)	(17,060)	(672,638)
High Yield Bond Fund	9,376	—	—	(305,158)	—	—	(184,845)	(6,473)	(487,100)
Conservative Income Fund	583	—	—	(62)	—	—	334	(548)	307
Tax-Free Conservative Income Fund	108	—	—	(8)	—	—	72	(91)	81
Real Return Fund	5,606	—	—	(15,577)	(726)	—	6,298	7	(4,392)
Dynamic Asset Allocation Fund	16,269	104,200	—	—	—	—	417,742	3	538,214
Multi-Strategy Alternative Fund	7,554	—	—	(11,215)	—	—	1,224	(3)	(2,440)
Multi-Asset Accumulation Fund	3,873	—	—	(461,128)	—	—	(260,600)	(12,823)	(730,678)
Multi-Asset Income Fund	4,274	—	—	(57,637)	—	—	9,038	(2,612)	(46,937)
Multi-Asset Inflation Managed Fund	22,103	—	—	(103,827)	—	—	(79,468)	(194)	(161,386)
Multi-Asset Capital Stability Fund	5,873	—	—	—	—	—	6,839	(1,289)	11,423

Post October losses represent losses realized on investment transactions from November 1, 2024 through September 30, 2025, that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year. Deferred Late-Year Losses represent ordinary losses realized on investment transactions from January 1, 2025 through September 30, 2025, and specified losses realized on investment transactions from November 1, 2024 through September 30, 2025, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Losses carried forward are as follows:

	Short-Term Loss	Long-Term Loss	Total
	($ Thousands)	($ Thousands)	($ Thousands)
Tax-Managed International Managed Volatility Fund	$19,398	$–	$19,398
Core Fixed Income Fund	185,418	443,719	629,137
High Yield Bond Fund	19,379	285,779	305,158
Conservative Income Fund	62	–	62
Tax-Free Conservative Income Fund	8	–	8
Real Return Fund	4,613	10,964	15,577
Multi-Strategy Alternative Fund	2,175	9,040	11,215
Multi-Asset Accumulation Fund	257,099	204,029	461,128
Multi-Asset Income Fund	19,829	37,808	57,637
Multi-Asset Inflation Managed Fund	103,827	–	103,827

During the year ended September 30, 2025, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:

332	SEI Institutional Managed Trust

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total ($ Thousands)
Tax-Managed International Managed Volatility Fund	$29,629	$–	$29,629
Multi-Strategy Alternative Fund	283	–	283

For Federal income tax purposes, the cost of investments owned at September 30, 2025, and the net realized gains or losses on investments sold for the period, were different from amounts reported for financial reporting purposes primarily due to investments in partnerships that captures losses from other securities, and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at September 30, 2025, were as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Large Cap Fund	$871,468	$728,521	$(30,317)	$698,204
Large Cap Value Fund	969,034	489,834	(70,351)	419,483
Large Cap Growth Fund	776,695	850,905	(11,195)	839,710
Large Cap Index Fund	532,434	734,278	(35,427)	698,851
Tax-Managed Large Cap Fund	1,591,811	2,752,668	(12,532)	2,740,136
S&P 500 Index Fund	223,043	874,354	(11,299)	863,055
Small Cap Fund	356,053	133,785	(20,414)	113,371
Small Cap Value Fund	235,317	80,721	(16,940)	63,781
Small Cap Growth Fund	236,783	66,664	(8,431)	58,233
Tax-Managed Small/Mid Cap Fund	396,132	306,156	(6,175)	299,981
Mid-Cap Fund	59,166	16,451	(2,669)	13,782
U.S. Managed Volatility Fund	457,343	111,732	(17,637)	94,095
Global Managed Volatility Fund	630,078	138,206	(12,916)	125,290
Tax-Managed Managed Volatility Fund	374,082	319,920	(6,853)	313,067
Tax-Managed International Managed Volatility Fund	140,803	82,473	(1,549)	80,924
Real Estate Fund	57,102	15,962	(1,003)	14,959
Core Fixed Income Fund	3,729,175	42,777	(70,041)	(27,264)
High Yield Bond Fund	1,329,196	81,452	(266,297)	(184,845)
Conservative Income Fund	1,004,968	357	(23)	334
Tax-Free Conservative Income Fund	203,102	79	(7)	72
Real Return Fund	372,338	6,298	—	6,298
Dynamic Asset Allocation Fund	247,131	429,576	(11,834)	417,742
Multi-Strategy Alternative Fund	228,893	13,518	(12,294)	1,224
	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Multi-Asset Accumulation Fund	$972,966	$9,885	$(270,485)	$(260,600)
Multi-Asset Income Fund	513,928	25,192	(16,154)	9,038
Multi-Asset Inflation Managed Fund	591,769	82,390	(161,858)	(79,468)
Multi-Asset Capital Stability Fund	410,520	6,909	(70)	6,839

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2025, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

10. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, Management believes that, based on experience, the risk of loss from such claims is considered remote.

To the extent consistent with its investment strategy a Fund may have one or more of the following principle risks. A more complete description of principal risks is included in each Fund's prospectus under the heading "Principal Risks."

Arbitrage Strategies Risk — Arbitrage strategies involve engaging in transactions that attempt to exploit price differences of identical, related or similar securities on different markets or in different forms. The Fund may realize losses or a reduced rate of return if underlying relationships among securities in which it takes investment positions change in an adverse manner or if a transaction is unexpectedly terminated or delayed. Trading to seek short-term capital appreciation can be expected to cause the Fund’s portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity.

SEI Institutional Managed Trust	333

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

September 30, 2025

Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Bank Loans Risk — With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation in the loan. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade ( junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. Bonds may be called due to falling interest rates or non-economical circumstances.

Collateralized Debt Obligations (CDOs) and Collateralized Loan Obligations (CLOs) Risk — CDOs and CLOs are securities backed by an underlying portfolio of debt and loan obligations, respectively. CDOs and CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease in market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CDO and CLO securities as a class. The risks of investing in CDOs and CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CDO or CLO, respectively, in which the Fund invests. CDOs and CLOs also carry risks including, but not limited to, interest rate risk and credit risk, which are described below. For example, a liquidity crisis in the global credit markets could cause substantial fluctuations in prices for leveraged loans and high-yield debt securities and limited liquidity for such instruments. When the Fund invests in CDOs or CLOs, in addition to directly bearing the expenses associated with its own operations, it may bear a pro rata portion of the CDO’s or CLO’s expenses.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

Commodity Investments and Derivatives Risk — Commodity investments and derivatives may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses. The value of a commodity investment or a derivative investment in commodities is typically based upon the price movements of a physical commodity, a commodity futures contract or commodity index or some other readily measurable economic variable that is dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment, changes in interest rates or factors affecting a particular industry or commodity, such as natural disasters, weather and U.S. and international economic, political and regulatory developments.

Commodity-Linked Securities Risk — Investments in commodity-linked securities may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses.

Concentration Risk — A downturn in the financial services industry would impact the Fund more than a portfolio that does not concentrate in securities issued by companies in the financial services industry.

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

334	SEI Institutional Managed Trust

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/ or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Due to the Fund’s investments in securities denominated in foreign currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Current Market Conditions Risk — Current market conditions risk is the risk that a particular investment, or shares of the Funds in general, may fall in value due to current market conditions. Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course, Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. If geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Funds' assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. Advancements in technology may also adversely impact markets and the overall performance of the Funds.

Depositary Receipts Risk — Depositary receipts, such as ADRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments.

Derivatives Risk — The Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is described above, and leverage risk and liquidity risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Credit risk is described above. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Directional or Tactical Strategies Risk — Directional or tactical strategies usually use long and short positions, which entail predicting the direction that particular securities or sectors or the overall market might move. Directional or tactical strategies may utilize leverage and hedging. There may be a significant risk of loss if the Fund’s judgment is incorrect as to the direction, timing or extent of expected movements of particular securities or sectors or the market as a whole.

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Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

September 30, 2025

Distressed Securities Risk — Distressed securities frequently do not produce income while they are outstanding and may require the Fund to bear certain extraordinary expenses in order to protect and recover its investment. Distressed securities are at high risk for default.

Duration Risk — The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Event-Driven Strategies Risk — Event-driven strategies involve making evaluations and predictions about both the likelihood that a particular event in the life of a company will occur and the impact such an event will have on the value of the company’s securities. The transaction in which such a company is involved may be unsuccessful, take considerable time (or longer than anticipated) or may result in a distribution of cash or a new security, the value of which may be less than the purchase price of the company’s security. If an anticipated transaction does not occur, the Fund may be required to sell its securities at a loss.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. As a result, shareholders will be subject to two layers of fees and expenses with respect to investments in the Fund.

Exchange-Traded Notes (ETNs) Risk — The value of an ETN is subject to the credit risk of the issuer.

There may not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted or the ETN may be delisted by the listing exchange.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Financial Services Industry Risk — The Conservative Income Fund’s portfolio is concentrated in investments in securities issued by companies in the financial services industry. The financial services industry is subject to extensive government regulation. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Financial services companies are highly dependent on short-term interest rates and typically will be adversely affected by economic downturns or changes in banking regulations.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Foreign Sovereign Debt Securities Risk — The risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Income Risk — An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates.

Inflation Protected Securities Risk — The value of inflation protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation indexed securities will generally vary up or down along with the rate of inflation.

336	SEI Institutional Managed Trust

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Investment Company and Exchange-Traded Funds (ETFs) Risk — When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Investment in the Subsidiary Risk — A Subsidiary is not registered under the Investment Company Act of 1940 (the 1940 Act) and, unless otherwise noted, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in a Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and a Subsidiary, respectively, are organized, could result in the inability of the Fund and/or a Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Style Risk — The risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Leverage Risk — The Fund’s use of derivatives may result in the Fund’s total investment exposure substantially exceeding the value of its portfolio securities and the Fund’s investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund’s use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

SEI Institutional Managed Trust	337

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

September 30, 2025

Master Limited Partnership (MLP) Risk — Investments in units of MLPs involve risks that differ from an investment in common stock. Holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of MLPs. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of an MLP, including a conflict arising as a result of incentive distribution payments. The benefit the Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be a reduction in the after-tax return to the Fund of distributions from the MLP, likely causing a reduction in the value of the Fund’s shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on the Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole. The Internal Revenue Code of 1986, as amended, provides that the Fund is permitted to invest up to 25% of its assets in one or more qualified publicly traded partnerships (QPTPs), which will include certain MLPs, and treat the income allocated by such QPTPs as qualifying income for purposes of the regulated investment company annual qualifying income requirements described in “Taxes” below.

Mortgage Dollar Rolls Risk — Mortgage dollar rolls are transactions in which the Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase substantially similar, but not identical, securities on a specified future date. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the

Fund is required to repurchase may be worth less than the security that the Fund originally held.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Municipal obligations may be underwritten or guaranteed by a relatively small number of financial services firms, so changes in the municipal securities market that affect those firms may decrease the availability of municipal instruments in the market, thereby making it difficult for the Sub-Adviser to identify and obtain appropriate investments for the Fund’s portfolio. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund’s securities.

338	SEI Institutional Managed Trust

Non-Diversified Risk — The Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, these Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. However, the Funds intend to satisfy the asset diversification requirements under the Code for classification as a RIC.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Fund’s performance.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Real Estate Industry Risk — Securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. The Fund’s investments are concentrated in issuers conducting business in the real estate industry, and therefore the Fund is subject to risks associated with legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

Real Estate Investment Trusts (REITs) Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Repurchase Agreement Risk — Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Fund whereby a defaulting counterparty could delay or prevent the Fund’s recovery of collateral.

Short Sales Risk — A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage, which can amplify the effects of market volatility on the Fund’s share price. In addition, shorting a future contract may require posting only a margin that may amount to less than the notional exposure of the contract. Such a practice may exacerbate the loss in a case of adverse price action.

Small and Medium Capitalization Companies Risk —

The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

SEI Institutional Managed Trust	339

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

September 30, 2025

Tax Risk — The Fund may gain most of its exposure to the commodities markets through its investment in a Subsidiary, which invests in commodity investments and derivative instruments. To the extent the Fund invests in such instruments directly, it will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code of 1986, as amended. The tax treatment of certain commodity-linked derivative instruments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions. The Fund intends to hold certain commodity-related investments indirectly through a Subsidiary. The Fund believes that income from the Subsidiary will be qualifying income because it expects that the Subsidiary will make annual distributions of its earnings and profits. The Fund intends to secure an opinion of counsel based on customary representations that actual distributions made to the Fund from its Subsidiary should be treated as “qualifying income.” If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC would have significant negative tax consequences to Fund shareholders.

Taxation Risk — The Fund is managed to seek to minimize tax consequences to shareholders, but there is no guarantee that the Fund will be able to operate without incurring taxable income and gains to shareholders.

Tracking Error Risk — The risk that the Fund’s performance may vary substantially from the performance of the benchmark index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Fund’s investments and the index’s components and other factors.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

Warrants Risk — Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.

The foregoing is not intended to be a complete discussion of the risks associated with investing in a Fund. Please review each Fund’s current prospectus for additional disclosures regarding the principal risks associated with investing in a Fund.

11. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of September 30, 2025, SPTC held of record the following percentage of outstanding shares of each Fund:

Fund	% Held
Large Cap Fund
Class F	96%
Class Y	51
Large Cap Value Fund
Class F	91%
Class I	–
Class Y	99
Large Cap Growth Fund
Class F	89%
Class I	–
Class Y	98
Large Cap Index Fund
Class F	98%
Tax-Managed Large Cap Fund
Class F	76%
Class Y	51%
S&P 500 Index Fund
Class F	46%
Class I	23
Small Cap Fund
Class F	97%
Class Y	40
Small Cap Value Fund
Class F	91%
Class I	–
Class Y	99

340	SEI Institutional Managed Trust

Fund	% Held
Small Cap Growth Fund
Class F	90%
Class I	–
Class Y	97
Tax-Managed Small/Mid Cap Fund
Class F	86%
Class Y	52
Mid-Cap Fund
Class F	91%
Class I	–
Class Y	35
U.S. Managed Volatility Fund
Class F	92%
Class I	–
Class Y	54
Global Managed Volatility Fund
Class F	96%
Class I	–
Class Y	51
Tax-Managed Managed Volatility Fund
Class F	81%
Class Y	69
Tax-Managed International Managed Volatility Fund
Class F	93%
Class Y	95
Real Estate Fund
Class F	83%
Class I	–
Class Y	72
Core Fixed Income Fund
Class F	97%
Class I	14
Class Y	61
High Yield Bond Fund
Class F	94%
Class I	–

Fund	% Held
Class Y	72
Conservative Income Fund
Class F	99%
Class Y	54
Tax-Free Conservative Income Fund
Class F	98%
Class Y	61
Real Return Fund
Class F	98%
Class Y	54
Dynamic Asset Allocation Fund
Class F	95%
Class Y	32
Multi-Strategy Alternative Fund
Class F	97%
Class Y	80
Multi-Asset Accumulation Fund
Class F	97%
Class Y	43
Multi-Asset Income Fund
Class F	97%
Class Y	68
Multi-Asset Inflation Managed Fund
Class F	97%
Class Y	54
Multi-Asset Capital Stability Fund
Class F	98%
Class Y	30

SPTC is not a direct service provider to the SEI Funds. However, SPTC performs a role in the comprehensive investment solution that SEI provides to investors. SPTC holds shares in the Funds as custodian for shareholders that are clients of independent registered investment advisers, financial planners, bank trust departments and other financial advisers. SPTC maintains omnibus accounts at the Fund’s transfer agent.

12. IN-KIND TRANSACTIONS

During the years ended September 30, 2024, and September 30, 2025, the Tax-Managed Large Cap Fund, Tax-Managed Small/Mid Cap Fund and Tax-Managed Managed Volatility Fund redeemed shares of beneficial interest in exchange for securities. These securities were transferred at their current value on the date of such transactions.

Tax-Managed Large Cap Fund	Transaction Dates	Shares Redeemed (Thousands)	Securities at Value (Thousands)	Cash (Thousands)	Total Assets (Thousands)	Realized Gain (Thousands)
	04/17/2024	29	$924	$70	$994	$922
	09/25/2024	4,933	183,101	6,060	189,161	146,611
	10/16/2024	4,296	165,611	2,475	168,086	112,282
	12/04/2024	4,410	172,459	3,850	176,309	140,781
	02/12/2025	5,015	178,681	4,317	182,998	147,701
	03/26/2025	28	912	82	994	603
	04/23/2025	3,131	98,598	5,034	103,632	74,192
	06/04/2025	4,033	144,265	2,501	146,766	102,904
	08/13/2025	3,197	124,516	626	125,142	76,994
	09/10/2025	2,578	99,639	3,109	102,748	60,993

SEI Institutional Managed Trust	341

Notes to Financial Statements/Notes to Consolidated Financial Statements (Concluded)

September 30, 2025

Tax-Managed Small/ Mid Cap Fund	Transaction Dates	Shares Redeemed (Thousands)	Securities at Value (Thousands)	Cash (Thousands)	Total Assets (Thousands)	Realized Gain (Thousands)
	1/15/2025	1,387	$32,220	$379	$32,599	$26,248
	4/30/2025	1,362	27,795	787	28,582	22,149
	8/20/2025	1,267	28,847	1,039	29,886	20,989

Tax-Managed Managed Volatility Fund	Transaction Dates	Shares Redeemed (Thousands)	Securities at Value (Thousands)	Cash (Thousands)	Total Assets (Thousands)	Realized Gain (Thousands)
	11/13/2024	1,839	$39,188	$665	$39,853	$30,902
	3/12/2025	1,861	31,667	552	32,219	23,781
	5/14/2025	1,755	28,845	1,786	30,631	20,679
	9/24/2025	1,302	23,671	316	23,987	13,949

13. SEGMENT REPORTING

In this reporting period, the Funds adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – “Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. SIMC acts as the Funds’ CODM. The CODM has determined that the Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of the Funds’ schedules of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations/ Consolidated Statements of Operations.

14. RECENT ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management is evaluating the impact of these changes on the Funds’ financial statements.

15. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

342	SEI Institutional Managed Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders of the Funds and Board of Trustees
SEI Institutional Managed Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Large Cap Fund, Large Cap Value Fund, Large Cap Growth Fund, Large Cap Index Fund, Tax-Managed Large Cap Fund, S&P 500 Index Fund, Small Cap Fund, Small Cap Value Fund, Small Cap Growth Fund, Tax-Managed Small/Mid Cap Fund, Mid-Cap Fund, U.S. Managed Volatility Fund, Global Managed Volatility Fund, Tax-Managed Managed Volatility Fund, Tax- Managed International Managed Volatility Fund, Real Estate Fund, Core Fixed Income Fund, High Yield Bond Fund, Conservative Income Fund, Tax-Free Conservative Income Fund, Real Return Fund, Multi-Strategy Alternative Fund, Multi-Asset Income Fund, and Multi-Asset Capital Stability Fund (twenty-four of the twenty-seven funds comprising the SEI Institutional Managed Trust (the Trust)), including the schedules of investments, as of September 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, the statements of cash flows for the year then ended for the High Yield Bond Fund and Multi-Strategy Alternative Fund, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. We have also audited the accompanying consolidated statements of assets and liabilities of the Dynamic Asset Allocation Fund, Multi-Asset Accumulation Fund, and Multi-Asset Inflation Managed Fund (three of the twenty-seven funds comprising the Trust) (the twenty-seven funds collectively, the Funds), including the consolidated schedules of investments, as of September 30, 2025, the related consolidated statements of operations for the year then ended, the consolidated statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the consolidated financial statements) and consolidated financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and consolidated financial statements and financial highlights and consolidated financial highlights present fairly, in all material respects, the financial position of the Funds as of September 30, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, the cash flows for the year then ended for the High Yield Bond Fund and Multi-Strategy Alternative Fund, and the financial highlights and consolidated financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and consolidated financial statements and financial highlights and consolidated financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and consolidated financial statements and financial highlights and consolidated financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

SEI Institutional Managed Trust	343

Report of Independent Registered Public Accounting Firm (Concluded)

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and consolidated financial statements and financial highlights and consolidated financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and consolidated financial statements and financial highlights and consolidated financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and consolidated financial statements and financial highlights and consolidated financial highlights. Such procedures also included confirmation of securities owned as of September 30, 2025, by correspondence with the custodians, transfer agent, agent banks, and brokers or by other appropriate auditing procedures when replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and consolidated financial statements and financial highlights and consolidated financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more SEI Funds investment companies since 2005.

Philadelphia, Pennsylvania
November 26, 2025

344	SEI Institutional Managed Trust

Notice to Shareholders (Unaudited)

For shareholders who do not have a September 30, 2025, taxable year end, this notice is for informational purposes only. For shareholders with a September 30, 2025, taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended September 30, 2025, the Funds are designating long term and qualifying dividend income with regard to distributions paid during the year as follows:

	(A) Return of Capital (Tax Basis)	(B) Long Term Capital Gains Distributions (Tax Basis)	(C) Ordinary Income Distributions (Tax Basis)	(D) Tax-Exempt Income Distribution (Tax Basis)	Total Distributions (Tax Basis)	(E) Dividends Qualifying for Corporate Dividends Rec. Deduction (1)
Large Cap Fund	0.00%	89.11%	10.89%	0.00%	100.00%	94.23%
Large Cap Value Fund	0.00%	71.81%	28.19%	0.00%	100.00%	100.00%
Large Cap Growth Fund	0.00%	81.08%	18.92%	0.00%	100.00%	18.92%
Large Cap Index Fund	0.00%	76.51%	23.49%	0.00%	100.00%	88.53%
Tax-Managed Large Cap Fund	0.00%	90.14%	9.86%	0.00%	100.00%	100.00%
S&P 500 Index Fund	0.00%	88.16%	11.84%	0.00%	100.00%	88.13%
Small Cap Fund	0.00%	75.54%	24.46%	0.00%	100.00%	70.20%
Small Cap Value Fund	0.00%	91.54%	8.46%	0.00%	100.00%	82.73%
Small Cap Growth Fund	0.00%	64.96%	35.04%	0.00%	100.00%	19.74%
Tax-Managed Small/Mid Cap Fund	0.00%	97.10%	2.90%	0.00%	100.00%	100.00%
Mid-Cap Fund	0.00%	80.17%	19.83%	0.00%	100.00%	78.55%
U.S. Managed Volatility Fund	0.00%	72.41%	27.59%	0.00%	100.00%	58.07%
Global Managed Volatility Fund	0.00%	59.72%	40.28%	0.00%	100.00%	40.35%
Tax-Managed Managed Volatility Fund	0.00%	92.56%	7.44%	0.00%	100.00%	100.00%
Tax-Managed International Managed Volatility Fund	0.00%	0.00%	100.00%	0.00%	100.00%	0.00%
Real Estate Fund *	0.00%	25.28%	74.72%	0.00%	100.00%	0.00%
Core Fixed Income Fund	0.00%	0.00%	100.00%	0.00%	100.00%	0.00%
High Yield Bond Fund	0.00%	0.00%	100.00%	0.00%	100.00%	0.00%
Conservative Income Fund	0.00%	0.00%	100.00%	0.00%	100.00%	0.00%
Tax-Free Conservative Income Fund	0.00%	0.00%	0.89%	99.11%	100.00%	0.00%
Real Return Fund	0.00%	0.00%	100.00%	0.00%	100.00%	0.00%
Dynamic Asset Allocation Fund	0.00%	63.54%	36.46%	0.00%	100.00%	34.22%
Multi-Strategy Alternative Fund	0.00%	0.00%	100.00%	0.00%	100.00%	1.40%
Multi-Asset Accumulation Fund	0.00%	0.00%	100.00%	0.00%	100.00%	0.17%
Multi-Asset Income Fund	0.00%	0.00%	100.00%	0.00%	100.00%	6.08%
Multi-Asset Inflation Managed Fund	0.00%	0.00%	100.00%	0.00%	100.00%	14.96%
Multi-Asset Capital Stability Fund	0.00%	30.86%	69.14%	0.00%	100.00%	0.35%

SEI Institutional Managed Trust	345

Notice to Shareholders (Unaudited) (Concluded)

	(F) Qualifying Dividend Income (15% Tax Rate for QDI) (2)	U.S. Government Interest (3)	Interest Related Dividends (4)	Short-Term Capital Gain Dividends (5)	Qualifying Business Income (6)
Large Cap Fund	96.65%	0.00%	0.03%	100.00%	2.26%
Large Cap Value Fund	100.00%	0.00%	0.00%	100.00%	0.00%
Large Cap Growth Fund	19.74%	0.00%	0.00%	100.00%	0.33%
Large Cap Index Fund	91.47%	0.00%	0.09%	0.00%	0.00%
Tax-Managed Large Cap Fund	0.00%	0.00%	0.00%	0.00%	0.00%
S&P 500 Index Fund	92.19%	0.00%	0.00%	100.00%	3.80%
Small Cap Fund	72.90%	0.00%	0.02%	100.00%	2.45%
Small Cap Value Fund	87.34%	0.00%	0.00%	100.00%	12.66%
Small Cap Growth Fund	21.72%	0.00%	0.00%	100.00%	2.25%
Tax-Managed Small/Mid Cap Fund	100.00%	0.00%	0.00%	0.00%	0.00%
Mid-Cap Fund	83.65%	0.00%	0.00%	100.00%	11.37%
U.S. Managed Volatility Fund	61.72%	0.00%	0.00%	100.00%	0.10%
Global Managed Volatility Fund	84.69%	0.00%	0.00%	100.00%	0.11%
Tax-Managed Managed Volatility Fund	100.00%	0.00%	0.00%	100.00%	0.00%
Tax-Managed International Managed Volatility Fund	71.90%	0.00%	0.00%	0.00%	0.00%
Real Estate Fund *	0.00%	0.00%	0.00%	100.00%	54.33%
Core Fixed Income Fund	0.00%	28.26%	96.46%	0.00%	0.00%
High Yield Bond Fund	0.00%	0.00%	91.99%	0.00%	0.00%
Conservative Income Fund	0.00%	0.30%	100.00%	0.00%	0.00%
Tax-Free Conservative Income Fund	0.00%	0.00%	0.00%	0.00%	0.00%
Real Return Fund	0.00%	100.00%	73.63%	0.00%	0.00%
Dynamic Asset Allocation Fund	35.66%	0.00%	5.89%	100.00%	0.00%
Multi-Strategy Alternative Fund	2.29%	1.72%	52.23%	0.00%	0.83%
Multi-Asset Accumulation Fund`	0.17%	51.88%	64.01%	0.00%	0.01%
Multi-Asset Income Fund	12.85%	1.58%	66.94%	0.00%	0.52%
Multi-Asset Inflation Managed Fund	15.19%	35.22%	80.58%	0.00%	1.99%
Multi-Asset Capital Stability Fund	0.33%	0.00%	56.46%	0.00%	0.00%

The Funds intend to pass through foreign tax credit to shareholders. For the fiscal year ended September 30, 2025, the amount of foreign source income and foreign tax credit are as follows ($ Thousands):

Fund	Foreign Source Income	Foreign Tax Credit Pass Through
Tax-Managed International Managed Volatility Fund	$6,622	$576

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” is reflected as a percentage of “Ordinary Income Distributions.” It is the intention of each of the aforementioned funds to designate the maximum amount permitted by the law. The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the SEI Institutional Trust, who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Interest Related Dividend” is reflected as a percentage of ordinary income distribution. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5)	The percentage in this column represents the amount of “Short Term Capital Gain Dividend” is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

(6)	The percentage in this column represents the amount of ordinary dividend income that qualified for 20% Business Income Deduction.

Items (A) and (B) are based on the percentage of each Fund’s total distribution.

346	SEI Institutional Managed Trust

Items (C), (D) and (E) are based on the percentage of ordinary income distributions of each Fund.

Item (F) is based on the percentage of gross income of each Fund.

*	Data as of December 31, 2024.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.

SEI Institutional Managed Trust	347

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (UNAUDITED)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

At a Special Meeting of Shareholders held on February 26, 2025, shareholders of the SEI Institutional Managed Trust elected Trustees. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting. In addition to the Trustees elected below, William M. Doran continued to serve as a Trustee until his retirement on May 31, 2025.

Proposal 1 - To elect a Board of Trustees.

Director	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Robert A. Nesher	988,272,837	26,557,629	N/A	N/A
Nina Lesavoy	988,730,489	26,099,988	N/A	N/A
James M. Williams	988,412,827	26,417,643	N/A	N/A
James B. Taylor	988,860,336	25,970,138	N/A	N/A
Susan C. Cote	988,830,742	25,999,733	N/A	N/A
Christine Reynolds	989,082,348	25,748,133	N/A	N/A
Thomas Melendez	988,381,324	26,449,153	N/A	N/A
Dennis J. McGonigle	988,908,727	25,921,751	N/A	N/A
Eli Powell Niepoky	988,848,487	25,981,987	N/A	N/A
Kimberly Walker	988,917,928	25,912,548	N/A	N/A

Proposal 2 - To amend the Agreement and Declaration of Trust to reduce the shareholder quorum requirement from a majority to one-third (33-1/3%).

Votes For	Votes Against	Abstained	Broker Non-Votes
910,935,815	28,574,014	22,596,684	N/A

Proposal 3 - To reclassify the diversification status of the SIMT Large Cap Growth Fund from diversified to non-diversified and eliminate a related fundamental diversification policy.

Votes For	Votes Against	Abstained	Broker Non-Votes
15,599,741	423,319	354,041	N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

SEI Institutional Managed Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

348	SEI Institutional Managed Trust

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In the case of the initial approval of a Sub-Advisory Agreement, only the approval of a majority of the Board, including a majority of the Independent Trustees, is required, pursuant to an exemptive order that has been granted to the Trust by the Securities and Exchange Commission. In connection with their consideration of such initial approvals and renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve or renew an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve or renew the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data that was engaged to prepare an assessment of the Funds in connection with the renewal of the Investment Advisory Agreements (the “Broadridge Report”); (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

At the December 2-4, 2024 meeting of the Board, the Board approved a brief extension of the Advisory Agreement and certain Sub-Advisory Agreements to accommodate a revised Spring meeting schedule. Typically, the Trustees renew the Advisory Agreement and certain Sub-Advisory Agreements at the first quarterly in-person meeting of the calendar year in March. Agreements regularly renewed at the March meeting expire on April 1 of the following year. Because the first quarterly in-person meeting of the Board in calendar year 2025 was held on April 1-3, the Advisory Agreement and certain Sub-Advisory Agreements would have expired prior to the meeting, without the extension. Accordingly, the Board voted in-person at the December 2-4, 2024 meeting to extend the Advisory Agreement and certain Sub-Advisory Agreements until the April 1-3, 2025 meeting. In evaluating whether to approve the extension of the Advisory Agreement and certain Sub-Advisory Agreements, the Board considered the information made available to it throughout the course of the year by representatives of the SEI investment and compliance teams. At the April 1-3, 2025 meeting, the Board evaluated the Advisory Agreement and certain Sub-Advisory Agreements in accordance with the renewal process that it typically applies during the annual contract renewal each Spring. Also, certain Sub-Advisory Agreements were either initially approved or, if the Sub-Advisory Agreement was already in effect (unless operating under an initial two-year term), renewed at meetings of the Board held during the course of the Trust’s fiscal year on December 2-4, 2024, April 1-3, 2025, June 23-25, 2025, and September 15-17, 2025. The Board’s approvals were based on its consideration and evaluation of the factors described above, as discussed at each meeting during the fiscal year. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Advisory Agreement and Sub-Advisory Agreements.

SEI Institutional Managed Trust	349

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (UNAUDITED) (Concluded)

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the approval or renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered the Broadridge Report. The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the approval or renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support the approval or renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses (including, solely with respect to the Multi-Strategy Alternative Fund, underlying fund expenses) for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meetings, the Trustees further determined that the fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates’ voluntary waivers of management and other fees to prevent total Fund operating expenses from exceeding any applicable cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported the approval or renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

350	SEI Institutional Managed Trust

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported the approval or renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval or renewal, as applicable, of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SEI Institutional Managed Trust	351

SEI Institutional Managed Trust / Annual Financials and Other Information / September 30, 2025

Trustees

Robert A. Nesher, Chairman

Dennis McGonigle

Nina Lesavoy

James M. Williams

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Kimberly Walker

Eli Powell Niepoky

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Katherine Mason

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Marci Morgan

Anti-Money Laundering Compliance Officer and Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive P.O. Box 1100 Oaks, Pennsylvania 19456

SEI-F-087 (9/25)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 16.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19.	Exhibits.

(a)(1)	Code of Ethics attached hereto.

(a)(2)	Not applicable.

(a)(3)	A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Managed Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President and Chief Executive Officer
(Principal Executive Officer)

Date: December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President and Chief Executive Officer
(Principal Executive Officer)

Date: December 5, 2025

By	/s/ Glenn Kurdziel
Glenn Kurdziel
Controller and Chief Financial Officer
(Principal Financial Officer)

Date: December 5, 2025